Portfolio of Investments December 31, 2024
Bond Index Fund

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25 .1%
AUTOMOBILES & COMPONENTS - 0.6%
$ 3,000,000 American Honda Finance Corp 1 .300% 09/09/26 $ 2,835,707
100,000 American Honda Finance Corp 2 .300 09/09/26 96,272
1,000,000 American Honda Finance Corp 2 .350 01/08/27 954,436
1,000,000 American Honda Finance Corp 4 .900 07/09/27 1,003,484
1,000,000 American Honda Finance Corp 4 .700 01/12/28 997,331
2,000,000 American Honda Finance Corp 5 .125 07/07/28 2,013,643
1,000,000 American Honda Finance Corp 5 .650 11/15/28 1,027,053
1,000,000 American Honda Finance Corp 2 .250 01/12/29 902,198
1,000,000 American Honda Finance Corp 4 .900 03/13/29 996,570
1,000,000 American Honda Finance Corp 4 .400 09/05/29 972,325
1,000,000 American Honda Finance Corp 4 .600 04/17/30 982,912
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,562,505
1,000,000 American Honda Finance Corp 1 .800 01/13/31 824,846
1,000,000 American Honda Finance Corp 5 .050 07/10/31 990,183
1,500,000 (a) American Honda Finance Corp 4 .900 01/10/34 1,442,032
100,000 Aptiv plc 4 .350 03/15/29 97,031
1,000,000 Aptiv plc 4 .650 09/13/29 970,781
600,000 (a) Aptiv plc 3 .250 03/01/32 517,698
1,000,000 (a) Aptiv plc 5 .150 09/13/34 945,224
100,000 Aptiv plc 4 .400 10/01/46 75,216
575,000 Aptiv plc 5 .400 03/15/49 493,215
1,500,000 (a) Aptiv plc 3 .100 12/01/51 876,962
1,000,000 Aptiv plc 4 .150 05/01/52 711,275
1,000,000 Aptiv plc 5 .750 09/13/54 896,904
1,000,000 Aptiv plc 6 .875 12/15/54 974,979
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,569,472
1,000,000 (a) BorgWarner, Inc 5 .400 08/15/34 984,229
200,000 BorgWarner, Inc 4 .375 03/15/45 163,049
3,000,000 Ford Motor Co 4 .346 12/08/26 2,952,853
2,000,000 (a) Ford Motor Co 7 .450 07/16/31 2,148,686
4,000,000 Ford Motor Co 3 .250 02/12/32 3,326,812
1,700,000 Ford Motor Co 4 .750 01/15/43 1,340,178
1,500,000 Ford Motor Co 5 .291 12/08/46 1,284,668
3,000,000 Ford Motor Credit Co LLC 6 .950 03/06/26 3,052,704
3,000,000 Ford Motor Credit Co LLC 6 .950 06/10/26 3,067,865
3,000,000 Ford Motor Credit Co LLC 2 .700 08/10/26 2,880,933
1,250,000 Ford Motor Credit Co LLC 5 .850 05/17/27 1,263,406
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 1,981,764
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,094,154
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,066,710
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,554,262
1,500,000 Ford Motor Credit Co LLC 5 .800 03/08/29 1,500,532
3,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 2,921,890
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 979,983
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,058,938
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 997,860
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,162,146
750,000 Ford Motor Credit Co LLC 6 .054 11/05/31 743,851
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,565,524
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,712,182
313,000 General Motors Co 6 .125 10/01/25 315,410
500,000 General Motors Co 6 .800 10/01/27 522,193
700,000 General Motors Co 5 .000 10/01/28 696,897
375,000 General Motors Co 5 .400 10/15/29 377,569
450,000 (a) General Motors Co 5 .600 10/15/32 453,838
900,000 (a) General Motors Co 6 .600 04/01/36 944,700
700,000 General Motors Co 5 .150 04/01/38 644,068
150,000 General Motors Co 6 .250 10/02/43 148,138

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.6% (continued)
$ 175,000 General Motors Co 5 .200% 04/01/45 $ 151,738
350,000 General Motors Co 6 .750 04/01/46 365,274
500,000 General Motors Co 5 .400 04/01/48 439,273
900,000 General Motors Co 5 .950 04/01/49 850,186
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 481,707
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 275,761
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 953,052
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 517,524
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,383,800
1,000,000 General Motors Financial Co, Inc 2 .350 02/26/27 947,549
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 800,900
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 944,803
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 1,062,377
1,000,000 General Motors Financial Co, Inc 6 .000 01/09/28 1,026,053
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,837,561
1,000,000 General Motors Financial Co, Inc 5 .800 06/23/28 1,019,995
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,677,164
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,020,131
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,435,651
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 965,701
1,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 1,516,419
2,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 1,970,077
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 1,021,329
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,375,025
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,672,747
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,469,094
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 402,463
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,256,253
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 856,028
2,500,000 (a) General Motors Financial Co, Inc 6 .400 01/09/33 2,591,367
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,014,484
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,513,061
4,000,000 (a) General Motors Financial Co, Inc 5 .450 09/06/34 3,881,915
175,000 Harley-Davidson, Inc 3 .500 07/28/25 173,287
200,000 Harley-Davidson, Inc 4 .625 07/28/45 161,195
326,000 Lear Corp 3 .800 09/15/27 316,443
400,000 Lear Corp 4 .250 05/15/29 384,603
500,000 Lear Corp 3 .500 05/30/30 456,252
600,000 Lear Corp 2 .600 01/15/32 500,177
550,000 (a) Lear Corp 5 .250 05/15/49 472,840
1,000,000 Lear Corp 3 .550 01/15/52 655,499
175,000 Magna International, Inc 2 .450 06/15/30 153,769
2,000,000 (a) Magna International, Inc 5 .500 03/21/33 2,023,941
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,081,060
1,000,000 Toyota Motor Corp 1 .339 03/25/26 961,770
1,000,000 Toyota Motor Corp 5 .118 07/13/28 1,013,611
300,000 Toyota Motor Corp 3 .669 07/20/28 290,401
1,000,000 Toyota Motor Corp 2 .362 03/25/31 866,215
1,000,000 (a) Toyota Motor Corp 5 .123 07/13/33 1,010,412
1,000,000 Toyota Motor Credit Corp 3 .650 08/18/25 994,743
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 971,338
1,000,000 Toyota Motor Credit Corp 0 .800 01/09/26 963,502
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,809,546
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 948,546
1,000,000 Toyota Motor Credit Corp 3 .050 03/22/27 967,564
1,000,000 Toyota Motor Credit Corp 4 .350 10/08/27 993,001
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,023,453
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 286,091
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 997,925
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,014,017
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 382,598
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,007,214

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.6% (continued)
$ 2,000,000 Toyota Motor Credit Corp 4 .450% 06/29/29 $ 1,967,973
550,000 Toyota Motor Credit Corp 4 .550 08/08/29 543,272
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 569,580
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 208,437
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 984,090
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,030,635
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 825,028
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,003,344
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 819,394
1,000,000 Toyota Motor Credit Corp 4 .600 10/10/31 973,487
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 840,068
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 972,642
1,000,000 Toyota Motor Credit Corp 4 .800 01/05/34 971,544
TOTAL AUTOMOBILES & COMPONENTS 150,925,215
BANKS - 4.4%
5,000,000 (a) Asian Development Bank 3 .625 08/28/29 4,825,248
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,019,905
525,000 (a) Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 521,257
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,005,263
2,000,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 2,007,308
2,000,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 2,015,516
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 984,379
1,000,000 Australia & New Zealand Banking Group Ltd 4 .615 12/16/29 991,587
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 975,056
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,023,206
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 1,009,110
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,315,716
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 999,350
400,000 Banco Santander S.A. 5 .179 11/19/25 399,545
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,538,948
600,000 Banco Santander S.A. 4 .250 04/11/27 589,481
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,609,902
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,134,422
675,000 Banco Santander S.A. 3 .800 02/23/28 647,479
3,000,000 Banco Santander S.A. 5 .552 03/14/28 3,026,312
1,000,000 Banco Santander S.A. 4 .175 03/24/28 979,225
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,756,014
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,006,843
1,600,000 Banco Santander S.A. 5 .588 08/08/28 1,621,395
1,000,000 Banco Santander S.A. 6 .607 11/07/28 1,051,633
600,000 Banco Santander S.A. 3 .306 06/27/29 556,864
2,000,000 Banco Santander S.A. 5 .538 03/14/30 2,008,886
400,000 Banco Santander S.A. 3 .490 05/28/30 364,457
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,693,695
1,000,000 Banco Santander S.A. 2 .958 03/25/31 870,746
1,000,000 Banco Santander S.A. 5 .439 07/15/31 997,965
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,702,721
800,000 Banco Santander S.A. 6 .921 08/08/33 839,566
800,000 Banco Santander S.A. 6 .938 11/07/33 870,225
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,622,163
3,000,000 Bank of America Corp 2 .015 02/13/26 2,989,970
2,000,000 Bank of America Corp 4 .827 07/22/26 1,999,892
4,500,000 Bank of America Corp 1 .197 10/24/26 4,371,733
5,000,000 Bank of America Corp 1 .658 03/11/27 4,817,928
7,800,000 Bank of America Corp 3 .559 04/23/27 7,674,739
4,500,000 Bank of America Corp 1 .734 07/22/27 4,289,968
2,000,000 Bank of America Corp 2 .551 02/04/28 1,906,910
3,000,000 Bank of America Corp 4 .376 04/27/28 2,968,143
3,000,000 Bank of America Corp 6 .204 11/10/28 3,105,938
5,690,000 Bank of America Corp 3 .419 12/20/28 5,455,381
2,250,000 Bank of America Corp 3 .970 03/05/29 2,182,110
2,000,000 Bank of America Corp 5 .202 04/25/29 2,009,337

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Bank of America Corp 2 .087% 06/14/29 $ 2,722,704
1,400,000 Bank of America Corp 4 .271 07/23/29 1,363,986
3,000,000 Bank of America Corp 5 .819 09/15/29 3,074,074
3,075,000 Bank of America Corp 3 .974 02/07/30 2,946,865
1,675,000 Bank of America Corp 3 .194 07/23/30 1,543,014
1,050,000 Bank of America Corp 2 .884 10/22/30 948,879
4,000,000 Bank of America Corp 2 .496 02/13/31 3,517,149
1,750,000 Bank of America Corp 2 .592 04/29/31 1,541,690
3,000,000 Bank of America Corp 1 .898 07/23/31 2,523,964
3,000,000 Bank of America Corp 1 .922 10/24/31 2,506,274
3,000,000 Bank of America Corp 2 .651 03/11/32 2,586,150
4,000,000 Bank of America Corp 2 .687 04/22/32 3,438,362
5,000,000 Bank of America Corp 2 .299 07/21/32 4,168,261
3,000,000 Bank of America Corp 2 .572 10/20/32 2,531,314
2,000,000 Bank of America Corp 2 .972 02/04/33 1,719,073
2,000,000 Bank of America Corp 4 .571 04/27/33 1,900,633
4,000,000 Bank of America Corp 5 .015 07/22/33 3,923,274
5,000,000 Bank of America Corp 5 .288 04/25/34 4,957,993
4,000,000 Bank of America Corp 5 .872 09/15/34 4,108,175
11,000,000 Bank of America Corp 5 .468 01/23/35 11,012,032
9,000,000 Bank of America Corp 5 .425 08/15/35 8,759,843
4,000,000 Bank of America Corp 5 .518 10/25/35 3,910,882
4,000,000 Bank of America Corp 2 .482 09/21/36 3,258,964
1,500,000 Bank of America Corp 6 .110 01/29/37 1,553,819
3,000,000 Bank of America Corp 3 .846 03/08/37 2,657,389
4,500,000 Bank of America Corp 4 .078 04/23/40 3,830,616
6,000,000 Bank of America Corp 2 .676 06/19/41 4,165,380
4,000,000 Bank of America Corp 3 .311 04/22/42 2,993,475
1,500,000 Bank of America Corp 5 .000 01/21/44 1,400,665
2,800,000 Bank of America Corp 4 .443 01/20/48 2,358,212
3,000,000 Bank of America Corp 3 .946 01/23/49 2,312,543
1,000,000 Bank of America Corp 2 .831 10/24/51 615,339
1,950,000 Bank of America Corp 3 .483 03/13/52 1,373,263
2,000,000 (a) Bank of America Corp 2 .972 07/21/52 1,271,356
2,000,000 Bank of America NA 5 .526 08/18/26 2,026,396
1,500,000 Bank of Montreal 1 .250 09/15/26 1,418,205
1,000,000 Bank of Montreal 5 .266 12/11/26 1,011,686
1,000,000 Bank of Montreal 0 .949 01/22/27 960,457
2,000,000 Bank of Montreal 4 .700 09/14/27 1,998,552
2,000,000 Bank of Montreal 5 .203 02/01/28 2,015,539
1,000,000 Bank of Montreal 5 .717 09/25/28 1,025,410
1,000,000 Bank of Montreal 4 .640 09/10/30 980,466
1,500,000 Bank of Montreal 5 .511 06/04/31 1,523,776
425,000 Bank of Montreal 3 .803 12/15/32 406,475
1,250,000 Bank of Montreal 3 .088 01/10/37 1,038,651
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,541,896
2,000,000 (a) Bank of Nova Scotia 1 .050 03/02/26 1,919,226
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,905,973
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 970,291
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,836,855
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,010,422
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 1,985,796
1,000,000 (a) Bank of Nova Scotia 2 .450 02/02/32 834,653
2,000,000 (a) Bank of Nova Scotia 4 .740 11/10/32 1,934,950
750,000 Bank of Nova Scotia 5 .650 02/01/34 763,841
750,000 Bank of Nova Scotia 4 .588 05/04/37 689,541
975,000 Barclays plc 4 .375 01/12/26 970,366
2,000,000 Barclays plc 2 .852 05/07/26 1,984,594
800,000 Barclays plc 5 .200 05/12/26 800,912
1,000,000 Barclays plc 7 .325 11/02/26 1,017,972
2,000,000 Barclays plc 2 .279 11/24/27 1,902,346
700,000 Barclays plc 4 .337 01/10/28 684,475

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,500,000 Barclays plc 5 .674% 03/12/28 $ 1,518,704
1,975,000 Barclays plc 4 .836 05/09/28 1,940,282
1,500,000 Barclays plc 7 .385 11/02/28 1,589,944
1,500,000 Barclays plc 4 .972 05/16/29 1,485,575
1,500,000 Barclays plc 6 .490 09/13/29 1,560,136
3,000,000 Barclays plc 5 .690 03/12/30 3,029,071
1,000,000 Barclays plc 5 .088 06/20/30 974,078
1,850,000 Barclays plc 4 .942 09/10/30 1,813,707
2,000,000 Barclays plc 2 .645 06/24/31 1,736,967
1,500,000 Barclays plc 2 .667 03/10/32 1,271,177
2,000,000 Barclays plc 2 .894 11/24/32 1,688,880
1,300,000 Barclays plc 5 .746 08/09/33 1,300,325
2,500,000 Barclays plc 7 .437 11/02/33 2,750,506
3,000,000 Barclays plc 6 .224 05/09/34 3,081,569
1,000,000 Barclays plc 7 .119 06/27/34 1,061,249
950,000 Barclays plc 6 .692 09/13/34 1,005,622
3,000,000 Barclays plc 5 .335 09/10/35 2,881,438
1,750,000 Barclays plc 3 .564 09/23/35 1,545,435
1,000,000 Barclays plc 3 .811 03/10/42 773,476
775,000 Barclays plc 5 .250 08/17/45 722,910
1,200,000 Barclays plc 6 .036 03/12/55 1,199,280
300,000 BPCE S.A. 3 .375 12/02/26 292,335
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 685,178
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 971,711
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 951,813
1,500,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,458,688
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,503,907
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,547,770
3,000,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 3,023,893
1,000,000 Canadian Imperial Bank of Commerce 4 .631 09/11/30 979,609
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,345,887
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 365,801
3,000,000 CitiBank NA 5 .488 12/04/26 3,044,890
5,000,000 CitiBank NA 5 .803 09/29/28 5,156,093
1,000,000 CitiBank NA 4 .838 08/06/29 995,731
650,000 CitiBank NA 5 .570 04/30/34 657,605
1,000,000 Citigroup, Inc 3 .700 01/12/26 990,006
750,000 Citigroup, Inc 4 .600 03/09/26 747,960
3,000,000 Citigroup, Inc 5 .610 09/29/26 3,016,161
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,090,048
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,841,353
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,760,699
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,479,678
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,809,396
3,000,000 Citigroup, Inc 4 .658 05/24/28 2,981,154
1,000,000 Citigroup, Inc 3 .668 07/24/28 968,663
2,025,000 Citigroup, Inc 4 .125 07/25/28 1,968,788
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,880,694
2,000,000 Citigroup, Inc 5 .174 02/13/30 1,998,478
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,670,791
3,550,000 Citigroup, Inc 4 .542 09/19/30 3,449,529
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,423,757
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,114,564
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,229,370
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,232,015
175,000 Citigroup, Inc 6 .625 06/15/32 186,961
875,000 Citigroup, Inc 2 .520 11/03/32 729,612
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,436,170
1,000,000 Citigroup, Inc 3 .785 03/17/33 897,819
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,715,528
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,145,804
425,000 Citigroup, Inc 6 .174 05/25/34 432,962

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 2,000,000 Citigroup, Inc 5 .592% 11/19/34 $ 1,982,763
2,000,000 Citigroup, Inc 5 .827 02/13/35 1,990,212
10,000,000 Citigroup, Inc 5 .449 06/11/35 9,915,487
750,000 Citigroup, Inc 3 .878 01/24/39 625,194
325,000 Citigroup, Inc 8 .125 07/15/39 401,101
2,000,000 Citigroup, Inc 5 .411 09/19/39 1,904,639
350,000 Citigroup, Inc 5 .875 01/30/42 357,719
2,000,000 Citigroup, Inc 2 .904 11/03/42 1,400,642
400,000 (a) Citigroup, Inc 6 .675 09/13/43 438,977
125,000 Citigroup, Inc 5 .300 05/06/44 117,657
675,000 Citigroup, Inc 4 .650 07/30/45 589,018
3,075,000 (a) Citigroup, Inc 4 .750 05/18/46 2,702,057
4,075,000 Citigroup, Inc 4 .650 07/23/48 3,486,828
250,000 Citizens Bank NA 3 .750 02/18/26 246,836
1,000,000 Citizens Bank NA 4 .575 08/09/28 990,684
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 483,353
550,000 Citizens Financial Group, Inc 5 .841 01/23/30 558,103
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 174,967
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 406,745
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,003,483
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 683,081
1,500,000 Citizens Financial Group, Inc 6 .645 04/25/35 1,581,324
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 484,112
200,000 Comerica Bank 4 .000 07/27/25 198,405
1,000,000 Comerica Bank 5 .332 08/25/33 949,188
550,000 Comerica, Inc 4 .000 02/01/29 521,494
1,000,000 Comerica, Inc 5 .982 01/30/30 1,011,209
1,500,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,513,635
1,000,000 Commonwealth Bank of Australia 4 .577 11/27/26 1,000,119
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,645,625
1,000,000 Cooperatieve Rabobank UA 4 .333 08/28/26 996,864
1,000,000 Cooperatieve Rabobank UA 5 .500 10/05/26 1,016,565
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,514,229
1,000,000 Cooperatieve Rabobank UA 4 .800 01/09/29 998,510
1,500,000 (a) Cooperatieve Rabobank UA 4 .494 10/17/29 1,470,646
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 533,532
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,389,809
600,000 (a) Cooperatieve Rabobank UA 5 .250 08/04/45 565,202
1,000,000 Credit Suisse AG. 1 .250 08/07/26 945,957
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,357,916
2,000,000 Credit Suisse AG. 7 .500 02/15/28 2,141,828
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,929,412
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,948,806
600,000 Deutsche Bank AG. 7 .146 07/13/27 618,312
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 998,009
2,000,000 Deutsche Bank AG. 5 .706 02/08/28 2,021,314
2,500,000 Deutsche Bank AG. 5 .414 05/10/29 2,537,137
350,000 Deutsche Bank AG. 6 .819 11/20/29 366,249
650,000 Deutsche Bank AG. 4 .999 09/11/30 635,358
825,000 Deutsche Bank AG. 3 .547 09/18/31 740,684
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 872,918
2,500,000 Deutsche Bank AG. 5 .403 09/11/35 2,368,656
300,000 Fifth Third Bancorp 2 .550 05/05/27 284,868
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 944,189
500,000 Fifth Third Bancorp 3 .950 03/14/28 483,953
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 978,575
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,033,955
200,000 Fifth Third Bancorp 6 .339 07/27/29 207,498
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 979,727
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 986,326
2,300,000 Fifth Third Bancorp 5 .631 01/29/32 2,325,624
140,000 Fifth Third Bancorp 8 .250 03/01/38 167,852

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 2,400,000 Fifth Third Bank NA 3 .850% 03/15/26 $ 2,369,864
1,000,000 Fifth Third Bank NA 2 .250 02/01/27 950,520
500,000 First Citizens BancShares, Inc 3 .375 03/15/30 497,047
500,000 First Horizon Bank 5 .750 05/01/30 497,566
500,000 First Horizon Corp 4 .000 05/26/25 497,664
1,000,000 FNB Corp 5 .722 12/11/30 987,233
33,000 HSBC Bank USA NA 7 .000 01/15/39 36,591
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,482,313
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,095,054
2,000,000 HSBC Holdings plc 5 .887 08/14/27 2,029,273
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,842,295
2,000,000 HSBC Holdings plc 5 .597 05/17/28 2,021,436
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,489,787
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,506,198
5,000,000 HSBC Holdings plc 2 .013 09/22/28 4,609,922
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,669,276
975,000 HSBC Holdings plc 6 .161 03/09/29 1,001,378
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,449,278
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,437,121
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,014,321
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,776,055
1,500,000 HSBC Holdings plc 5 .286 11/19/30 1,490,042
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,634,005
750,000 HSBC Holdings plc 2 .357 08/18/31 638,415
5,000,000 HSBC Holdings plc 5 .733 05/17/32 5,058,290
2,350,000 HSBC Holdings plc 2 .804 05/24/32 1,996,778
3,500,000 HSBC Holdings plc 2 .871 11/22/32 2,952,817
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,406,091
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,806,142
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,249,134
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,075,601
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,062,352
3,000,000 HSBC Holdings plc 7 .399 11/13/34 3,260,370
3,000,000 (a) HSBC Holdings plc 5 .719 03/04/35 3,020,791
2,000,000 HSBC Holdings plc 5 .874 11/18/35 1,952,453
300,000 HSBC Holdings plc 6 .500 05/02/36 306,566
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,754,137
200,000 HSBC Holdings plc 6 .800 06/01/38 209,346
550,000 HSBC Holdings plc 6 .100 01/14/42 582,901
2,000,000 HSBC Holdings plc 6 .332 03/09/44 2,112,831
1,175,000 (a) HSBC Holdings plc 5 .250 03/14/44 1,085,676
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 989,761
675,000 Huntington Bancshares, Inc 6 .208 08/21/29 696,863
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 879,670
1,000,000 (a) Huntington Bancshares, Inc 5 .272 01/15/31 1,000,789
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 480,552
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 998,057
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 404,999
225,000 Huntington Bancshares, Inc 6 .141 11/18/39 224,708
1,000,000 Huntington National Bank 4 .552 05/17/28 992,120
1,500,000 Huntington National Bank 5 .650 01/10/30 1,526,908
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,619,921
1,250,000 ING Groep NV 3 .950 03/29/27 1,228,220
1,500,000 ING Groep NV 1 .726 04/01/27 1,441,797
600,000 ING Groep NV 4 .017 03/28/28 587,718
1,500,000 ING Groep NV 4 .550 10/02/28 1,472,207
1,325,000 ING Groep NV 4 .050 04/09/29 1,272,439
3,000,000 ING Groep NV 5 .335 03/19/30 3,011,949
475,000 ING Groep NV 2 .727 04/01/32 408,718
300,000 ING Groep NV 4 .252 03/28/33 277,919
200,000 ING Groep NV 6 .114 09/11/34 207,058
3,000,000 ING Groep NV 5 .550 03/19/35 2,981,757

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Inter-American Development Bank 3 .625% 09/17/31 $ 2,834,195
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 3,077,265
1,450,000 JPMorgan Chase & Co 3 .200 06/15/26 1,422,558
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 974,301
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,335,721
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,430,963
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,842,957
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,993,188
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,837,880
250,000 JPMorgan Chase & Co 4 .250 10/01/27 248,158
325,000 JPMorgan Chase & Co 3 .625 12/01/27 315,695
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,345,835
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 961,937
925,000 JPMorgan Chase & Co 5 .571 04/22/28 940,711
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,952,158
425,000 JPMorgan Chase & Co 3 .540 05/01/28 412,958
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,635,526
2,000,000 JPMorgan Chase & Co 4 .979 07/22/28 2,006,364
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 999,673
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 1,982,313
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,725,980
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 1,994,851
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,030,166
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,593,105
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,714,988
5,000,000 JPMorgan Chase & Co 5 .012 01/23/30 4,995,455
2,825,000 JPMorgan Chase & Co 5 .581 04/22/30 2,880,785
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,261,284
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,470,247
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 3,982,701
2,675,000 JPMorgan Chase & Co 4 .603 10/22/30 2,624,103
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,761,929
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,274,676
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,154,574
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,864,963
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,573,443
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,530,550
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,186,242
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,918,059
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 1,955,434
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,085,551
5,325,000 JPMorgan Chase & Co 5 .350 06/01/34 5,321,288
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,642,236
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 5,961,900
6,025,000 JPMorgan Chase & Co 5 .766 04/22/35 6,163,035
5,675,000 JPMorgan Chase & Co 5 .294 07/22/35 5,614,083
1,300,000 JPMorgan Chase & Co 4 .946 10/22/35 1,252,579
958,000 JPMorgan Chase & Co 5 .500 10/15/40 953,212
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,482,634
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 3,040,180
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,835,653
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 996,682
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,634,315
3,000,000 JPMorgan Chase & Co 5 .534 11/29/45 2,928,458
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,697,335
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 788,863
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,518,623
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,348,216
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,323,733
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,025,686
2,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 2,021,066
300,000 KeyBank NA 3 .400 05/20/26 293,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 KeyBank NA 5 .850% 11/15/27 $ 1,024,870
1,000,000 KeyBank NA 4 .390 12/14/27 983,279
250,000 KeyBank NA 3 .900 04/13/29 234,737
1,500,000 KeyBank NA 4 .900 08/08/32 1,421,490
625,000 KeyBank NA 5 .000 01/26/33 599,448
200,000 KeyCorp 4 .150 10/29/25 198,767
500,000 KeyCorp 4 .100 04/30/28 483,792
1,000,000 KeyCorp 2 .550 10/01/29 889,498
300,000 KeyCorp 4 .789 06/01/33 283,691
1,500,000 KeyCorp 6 .401 03/06/35 1,561,215
5,000,000 Kreditanstalt fuer Wiederaufbau 5 .000 03/16/26 5,035,865
5,000,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 5,024,751
3,455,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 3,382,198
1,950,000 (a) Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,918,784
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 2,889,938
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,005,288
325,000 Lloyds Banking Group plc 4 .582 12/10/25 323,463
225,000 Lloyds Banking Group plc 4 .650 03/24/26 223,675
500,000 Lloyds Banking Group plc 3 .750 01/11/27 488,759
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,913,108
1,000,000 Lloyds Banking Group plc 5 .985 08/07/27 1,014,873
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 973,147
500,000 Lloyds Banking Group plc 4 .375 03/22/28 488,360
700,000 Lloyds Banking Group plc 4 .550 08/16/28 686,804
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,753,430
2,000,000 (a) Lloyds Banking Group plc 5 .087 11/26/28 2,002,219
500,000 Lloyds Banking Group plc 5 .871 03/06/29 509,298
3,000,000 Lloyds Banking Group plc 5 .721 06/05/30 3,050,202
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,200,999
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,674,215
4,500,000 Lloyds Banking Group plc 5 .679 01/05/35 4,481,331
1,500,000 Lloyds Banking Group plc 5 .590 11/26/35 1,486,847
1,550,000 (a) Lloyds Banking Group plc 4 .344 01/09/48 1,214,452
1,000,000 M&T Bank Corp 4 .833 01/16/29 995,733
1,000,000 (a) M&T Bank Corp 7 .413 10/30/29 1,071,939
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,025,106
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,436,477
1,500,000 M&T Bank Corp 5 .385 01/16/36 1,453,173
1,000,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 1,002,969
1,000,000 Manufacturers & Traders Trust Co 4 .700 01/27/28 989,999
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 204,850
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 217,962
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 636,509
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 678,291
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 709,472
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 951,423
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 975,423
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 982,881
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,003,658
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 292,378
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,013,011
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .422 02/22/29 2,535,286
1,250,000 (a) Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,195,755
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,007,517
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 927,667
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,331,914
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,008,567
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,068,875
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,541,837
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,421,216
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 421,739
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 858,045

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .315% 04/19/33 $ 940,726
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 992,291
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,014,548
2,500,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 2,527,291
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,010,938
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,050,923
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 273,649
500,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 449,909
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,195,344
200,000 (a) Mizuho Financial Group, Inc 3 .663 02/28/27 195,488
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 951,811
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 951,801
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 706,176
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,018,944
1,500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 1,534,837
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 607,676
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 928,850
1,500,000 Mizuho Financial Group, Inc 5 .376 05/26/30 1,515,173
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,009,479
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 916,448
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 451,736
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 438,784
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,027,754
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 854,475
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 840,015
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 585,614
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 830,486
500,000 (a) Mizuho Financial Group, Inc 2 .260 07/09/32 415,630
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,016,870
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,019,314
1,500,000 (a) Mizuho Financial Group, Inc 5 .748 07/06/34 1,529,064
1,000,000 (a) Mizuho Financial Group, Inc 5 .579 05/26/35 1,012,145
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 1,986,738
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,502,156
1,125,000 Morgan Stanley Bank NA 5 .504 05/26/28 1,140,665
2,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 2,006,494
300,000 National Australia Bank Ltd 3 .375 01/14/26 296,524
750,000 National Australia Bank Ltd 2 .500 07/12/26 727,772
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 984,607
2,000,000 National Australia Bank Ltd 5 .087 06/11/27 2,023,093
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 996,359
2,000,000 National Australia Bank Ltd 4 .944 01/12/28 2,013,012
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,507,775
1,000,000 (a) National Australia Bank Ltd 4 .787 01/10/29 1,001,578
1,500,000 National Bank of Canada 5 .600 12/18/28 1,528,845
2,000,000 National Bank of Canada 4 .500 10/10/29 1,945,201
750,000 NatWest Group plc 4 .800 04/05/26 749,753
800,000 NatWest Group plc 1 .642 06/14/27 763,356
300,000 NatWest Group plc 3 .073 05/22/28 286,922
700,000 NatWest Group plc 5 .516 09/30/28 708,895
1,000,000 NatWest Group plc 4 .892 05/18/29 989,848
1,000,000 NatWest Group plc 5 .808 09/13/29 1,019,719
3,000,000 NatWest Group plc 5 .076 01/27/30 2,969,038
1,500,000 NatWest Group plc 4 .445 05/08/30 1,446,601
2,000,000 NatWest Group plc 4 .964 08/15/30 1,969,990
1,500,000 NatWest Group plc 6 .016 03/02/34 1,536,619
1,000,000 NatWest Group plc 6 .475 06/01/34 1,026,510
1,000,000 NatWest Group plc 5 .778 03/01/35 1,006,098
800,000 NatWest Group plc 3 .032 11/28/35 691,628
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,943,352
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,395,853
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 1,990,700

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 800,000 Oesterreichische Kontrollbank AG. 4 .125% 01/18/29 $ 788,870
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/05/29 2,907,458
903,000 PNC Bank NA 4 .050 07/26/28 872,343
475,000 PNC Bank NA 2 .700 10/22/29 426,193
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,453,046
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,834,684
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 289,420
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,008,575
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,521,289
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,490,382
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,034,910
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,776,071
1,500,000 PNC Financial Services Group, Inc 5 .492 05/14/30 1,521,154
2,000,000 PNC Financial Services Group, Inc 4 .812 10/21/32 1,946,546
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 706,215
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,034,888
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 876,790
4,000,000 PNC Financial Services Group, Inc 5 .939 08/18/34 4,119,842
2,000,000 PNC Financial Services Group, Inc 6 .875 10/20/34 2,183,123
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,011,546
1,000,000 (a) PNC Financial Services Group, Inc 5 .401 07/23/35 992,226
825,000 (b) PNC Financial Services Group, Inc 6 .200 N/A 828,557
300,000 Regions Bank 6 .450 06/26/37 305,830
1,000,000 Regions Financial Corp 1 .800 08/12/28 890,724
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,013,832
1,000,000 Regions Financial Corp 5 .502 09/06/35 976,495
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,913,461
2,000,000 Royal Bank of Canada 1 .150 07/14/26 1,899,632
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,416,369
1,000,000 Royal Bank of Canada 3 .625 05/04/27 976,991
1,000,000 Royal Bank of Canada 4 .240 08/03/27 988,142
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,549,052
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,501,015
2,000,000 Royal Bank of Canada 5 .200 08/01/28 2,016,589
1,000,000 Royal Bank of Canada 4 .950 02/01/29 1,002,066
1,000,000 Royal Bank of Canada 4 .969 08/02/30 992,342
2,000,000 Royal Bank of Canada 4 .650 10/18/30 1,958,815
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,343,570
500,000 Royal Bank of Canada 3 .875 05/04/32 459,907
1,000,000 Royal Bank of Canada 5 .000 02/01/33 982,871
4,000,000 Royal Bank of Canada 5 .000 05/02/33 3,931,605
750,000 (a) Royal Bank of Canada 5 .150 02/01/34 740,592
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,794,909
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 642,352
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,896,743
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,027,527
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,032,569
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 765,388
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 988,248
1,000,000 Santander Holdings USA, Inc 6 .342 05/31/35 1,013,217
1,000,000 Santander UK Group Holdings plc 6 .833 11/21/26 1,014,446
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 951,821
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,894,579
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 481,419
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,030,565
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 972,278
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 641,218
1,000,000 State Street Corp 4 .330 10/22/27 993,820
1,000,000 State Street Corp 4 .675 10/22/32 970,824
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 945,585
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 679,589
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 707,641

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174% 01/14/27 $ 950,359
775,000 (a) Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 750,879
500,000 Sumitomo Mitsui Financial Group, Inc 3 .352 10/18/27 482,172
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 2,031,776
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 650,059
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .800 07/13/28 2,053,582
750,000 (a) Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 727,997
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 1,024,204
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,344,051
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 490,931
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,364,191
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,011,030
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,377,439
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 461,378
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 903,449
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 2,049,354
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,338,758
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,282,695
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,070,477
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 846,741
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 819,420
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424 07/09/31 1,011,232
1,500,000 (a) Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,242,753
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,028,847
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 2,061,365
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,036,473
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,009,526
750,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 498,164
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 717,386
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,102,129
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 535,859
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 1,009,264
1,000,000 Synovus Bank 5 .625 02/15/28 1,001,786
1,000,000 Synovus Financial Corp 5 .200 08/11/25 999,273
350,000 Synovus Financial Corp 6 .168 11/01/30 352,586
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 973,402
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,923,975
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,904,542
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,417,090
825,000 Toronto-Dominion Bank 5 .264 12/11/26 833,739
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 945,820
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 959,202
3,000,000 Toronto-Dominion Bank 4 .108 06/08/27 2,950,616
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,496,669
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 1,005,009
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,016,324
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,497,479
1,000,000 (a) Toronto-Dominion Bank 4 .783 12/17/29 986,519
1,500,000 (a) Toronto-Dominion Bank 2 .000 09/10/31 1,243,381
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 971,916
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 834,643
500,000 (a) Toronto-Dominion Bank 3 .200 03/10/32 436,689
800,000 Toronto-Dominion Bank 4 .456 06/08/32 758,035
1,500,000 Toronto-Dominion Bank 5 .146 09/10/34 1,467,546
500,000 (a) Truist Bank 3 .625 09/16/25 496,044
200,000 (a) Truist Bank 4 .050 11/03/25 199,097
375,000 Truist Bank 3 .300 05/15/26 367,188
500,000 Truist Bank 3 .800 10/30/26 490,578
750,000 Truist Bank 4 .632 09/17/29 731,255
475,000 Truist Bank 2 .250 03/11/30 407,897
750,000 Truist Financial Corp 1 .200 08/05/25 734,897
1,000,000 Truist Financial Corp 4 .260 07/28/26 996,113

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,300,000 Truist Financial Corp 1 .267% 03/02/27 $ 1,246,737
1,000,000 Truist Financial Corp 1 .125 08/03/27 910,816
750,000 Truist Financial Corp 4 .123 06/06/28 736,437
1,000,000 Truist Financial Corp 4 .873 01/26/29 994,768
500,000 Truist Financial Corp 3 .875 03/19/29 477,101
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,804,416
550,000 Truist Financial Corp 7 .161 10/30/29 588,114
2,000,000 Truist Financial Corp 5 .435 01/24/30 2,017,652
1,500,000 Truist Financial Corp 5 .153 08/05/32 1,482,455
1,000,000 Truist Financial Corp 4 .916 07/28/33 944,798
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,041,238
100,000 Truist Financial Corp 5 .122 01/26/34 97,187
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,054,299
2,000,000 Truist Financial Corp 5 .711 01/24/35 2,015,305
125,000 US Bancorp 3 .950 11/17/25 124,455
750,000 US Bancorp 3 .100 04/27/26 733,918
700,000 US Bancorp 2 .375 07/22/26 676,675
2,000,000 US Bancorp 5 .727 10/21/26 2,013,450
1,175,000 US Bancorp 3 .150 04/27/27 1,137,098
1,500,000 US Bancorp 6 .787 10/26/27 1,550,748
750,000 US Bancorp 3 .900 04/26/28 727,769
2,000,000 (a) US Bancorp 4 .653 02/01/29 1,979,739
2,000,000 US Bancorp 5 .775 06/12/29 2,045,174
600,000 US Bancorp 3 .000 07/30/29 549,812
2,500,000 (a) US Bancorp 1 .375 07/22/30 2,063,460
1,000,000 US Bancorp 4 .967 07/22/33 957,857
3,000,000 US Bancorp 5 .850 10/21/33 3,066,062
2,000,000 US Bancorp 5 .836 06/12/34 2,038,795
3,500,000 US Bancorp 5 .678 01/23/35 3,529,544
1,000,000 US Bancorp 2 .491 11/03/36 809,951
750,000 US Bank NA 2 .800 01/27/25 748,607
125,000 Wachovia Corp 5 .500 08/01/35 124,873
200,000 Webster Financial Corp 4 .100 03/25/29 190,342
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,115,932
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,276,735
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,236,457
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,496,772
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,465,311
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,183,949
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,260,907
2,000,000 Wells Fargo & Co 5 .707 04/22/28 2,032,898
2,125,000 Wells Fargo & Co 3 .584 05/22/28 2,059,218
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,709,140
1,000,000 Wells Fargo & Co 4 .808 07/25/28 996,453
6,175,000 Wells Fargo & Co 4 .150 01/24/29 5,986,756
5,000,000 Wells Fargo & Co 5 .574 07/25/29 5,076,476
2,500,000 Wells Fargo & Co 6 .303 10/23/29 2,601,705
5,000,000 Wells Fargo & Co 5 .198 01/23/30 5,014,230
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,465,019
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,645,647
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,839,880
6,000,000 Wells Fargo & Co 3 .350 03/02/33 5,259,884
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,380,179
3,000,000 Wells Fargo & Co 5 .389 04/24/34 2,966,622
5,000,000 Wells Fargo & Co 5 .557 07/25/34 4,993,326
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,188,932
6,000,000 Wells Fargo & Co 5 .499 01/23/35 5,974,500
3,000,000 Wells Fargo & Co 5 .211 12/03/35 2,918,907
7,025,000 Wells Fargo & Co 3 .068 04/30/41 5,111,091
1,050,000 Wells Fargo & Co 5 .375 11/02/43 980,425
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,404,667
475,000 Wells Fargo & Co 4 .650 11/04/44 399,820

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,500,000 Wells Fargo & Co 3 .900% 05/01/45 $ 1,166,651
950,000 Wells Fargo & Co 4 .900 11/17/45 823,331
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,609,650
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,664,906
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,662,947
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,669,980
2,900,000 Wells Fargo Bank NA 5 .450 08/07/26 2,934,376
2,000,000 Wells Fargo Bank NA 5 .254 12/11/26 2,024,168
250,000 Wells Fargo Bank NA 6 .600 01/15/38 272,638
1,000,000 Westpac Banking Corp 2 .850 05/13/26 977,786
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,908,263
675,000 Westpac Banking Corp 2 .700 08/19/26 655,895
850,000 Westpac Banking Corp 3 .350 03/08/27 829,505
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,483,086
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,046,855
725,000 Westpac Banking Corp 3 .400 01/25/28 697,965
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,029,105
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,800,963
1,500,000 Westpac Banking Corp 5 .050 04/16/29 1,516,386
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,272,117
950,000 Westpac Banking Corp 4 .322 11/23/31 935,028
1,000,000 Westpac Banking Corp 5 .405 08/10/33 983,500
2,000,000 Westpac Banking Corp 6 .820 11/17/33 2,159,162
600,000 Westpac Banking Corp 4 .110 07/24/34 565,039
2,350,000 Westpac Banking Corp 2 .668 11/15/35 1,999,113
1,500,000 Westpac Banking Corp 5 .618 11/20/35 1,473,548
500,000 Westpac Banking Corp 3 .020 11/18/36 423,014
900,000 Westpac Banking Corp 4 .421 07/24/39 796,372
225,000 Westpac Banking Corp 2 .963 11/16/40 160,126
400,000 Zions Bancorp NA 3 .250 10/29/29 356,450
TOTAL BANKS 1,153,818,350
CAPITAL GOODS - 1.2%
1,200,000 3M Co 3 .000 08/07/25 1,187,468
675,000 3M Co 2 .875 10/15/27 646,246
925,000 3M Co 3 .625 09/14/28 894,322
500,000 3M Co 3 .375 03/01/29 471,514
1,000,000 3M Co 2 .375 08/26/29 897,356
200,000 3M Co 3 .125 09/19/46 136,620
300,000 3M Co 3 .625 10/15/47 218,118
1,150,000 3M Co 4 .000 09/14/48 904,305
875,000 3M Co 3 .250 08/26/49 591,761
820,000 3M Co 3 .700 04/15/50 601,563
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 851,435
1,000,000 AGCO Corp 5 .800 03/21/34 1,005,094
1,000,000 Air Lease Corp 3 .750 06/01/26 984,475
1,500,000 Air Lease Corp 1 .875 08/15/26 1,429,801
1,000,000 Air Lease Corp 2 .200 01/15/27 949,276
500,000 Air Lease Corp 3 .625 04/01/27 483,193
200,000 Air Lease Corp 3 .625 12/01/27 193,277
1,000,000 Air Lease Corp 5 .850 12/15/27 1,025,073
500,000 (a) Air Lease Corp 5 .300 02/01/28 504,186
300,000 Air Lease Corp 4 .625 10/01/28 294,883
1,500,000 Air Lease Corp 5 .100 03/01/29 1,503,145
500,000 Air Lease Corp 3 .250 10/01/29 461,527
750,000 Air Lease Corp 3 .000 02/01/30 677,095
500,000 Air Lease Corp 3 .125 12/01/30 443,110
1,000,000 Air Lease Corp 5 .200 07/15/31 988,061
500,000 Aircastle Ltd 4 .250 06/15/26 494,672
500,000 Allegion plc 3 .500 10/01/29 467,229
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 192,866
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 504,223
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 351,761

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 400,000 Boeing Co 2 .600% 10/30/25 $ 392,332
2,000,000 Boeing Co 2 .750 02/01/26 1,951,087
3,000,000 Boeing Co 2 .196 02/04/26 2,909,372
300,000 Boeing Co 3 .100 05/01/26 292,465
200,000 Boeing Co 2 .250 06/15/26 192,129
500,000 Boeing Co 2 .700 02/01/27 476,785
250,000 Boeing Co 2 .800 03/01/27 238,282
1,900,000 Boeing Co 5 .040 05/01/27 1,904,900
500,000 Boeing Co 3 .250 03/01/28 469,809
125,000 Boeing Co 3 .450 11/01/28 116,847
600,000 Boeing Co 3 .200 03/01/29 552,877
750,000 Boeing Co 2 .950 02/01/30 669,841
1,600,000 Boeing Co 5 .150 05/01/30 1,577,572
1,000,000 Boeing Co 3 .625 02/01/31 907,815
300,000 Boeing Co 3 .600 05/01/34 251,032
425,000 Boeing Co 3 .250 02/01/35 338,409
500,000 Boeing Co 3 .550 03/01/38 378,346
600,000 Boeing Co 3 .500 03/01/39 445,324
350,000 Boeing Co 5 .875 02/15/40 338,786
5,500,000 Boeing Co 5 .705 05/01/40 5,232,588
300,000 Boeing Co 3 .375 06/15/46 193,129
250,000 Boeing Co 3 .650 03/01/47 168,761
100,000 Boeing Co 3 .625 03/01/48 66,547
100,000 Boeing Co 3 .850 11/01/48 68,557
5,000,000 Boeing Co 5 .805 05/01/50 4,650,767
125,000 Boeing Co 3 .825 03/01/59 80,472
750,000 Boeing Co 3 .950 08/01/59 495,170
5,500,000 Boeing Co 5 .930 05/01/60 5,089,197
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 895,450
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 816,087
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,380,732
1,100,000 Carrier Global Corp 2 .722 02/15/30 984,001
150,000 Carrier Global Corp 2 .700 02/15/31 130,157
104,000 Carrier Global Corp 5 .900 03/15/34 107,685
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,544,531
305,000 Carrier Global Corp 3 .577 04/05/50 218,578
112,000 Carrier Global Corp 6 .200 03/15/54 118,408
3,000,000 Caterpillar Financial Services Corp 0 .900 03/02/26 2,879,370
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 483,769
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,892,837
2,000,000 Caterpillar Financial Services Corp 4 .500 01/08/27 2,004,109
1,500,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,515,273
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 978,769
2,000,000 Caterpillar Financial Services Corp 4 .850 02/27/29 2,010,620
2,000,000 (a) Caterpillar Financial Services Corp 4 .375 08/16/29 1,969,537
1,500,000 Caterpillar Financial Services Corp 4 .700 11/15/29 1,494,438
500,000 Caterpillar, Inc 2 .600 09/19/29 455,539
1,000,000 (a) Caterpillar, Inc 1 .900 03/12/31 848,832
225,000 Caterpillar, Inc 5 .200 05/27/41 219,993
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,919,704
300,000 Caterpillar, Inc 4 .300 05/15/44 258,845
750,000 Caterpillar, Inc 3 .250 09/19/49 520,666
750,000 Caterpillar, Inc 3 .250 04/09/50 518,109
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 969,412
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 950,889
1,000,000 CNH Industrial Capital LLC 4 .550 04/10/28 986,327
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,000,197
500,000 CNH Industrial NV 3 .850 11/15/27 488,378
1,000,000 Cummins, Inc 4 .900 02/20/29 1,006,238
1,000,000 Cummins, Inc 1 .500 09/01/30 836,911
1,000,000 Cummins, Inc 5 .150 02/20/34 1,000,563
200,000 Cummins, Inc 4 .875 10/01/43 183,300

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 750,000 Cummins, Inc 2 .600% 09/01/50 $ 446,667
500,000 Cummins, Inc 5 .450 02/20/54 486,541
218,000 Deere & Co 5 .375 10/16/29 224,903
500,000 Deere & Co 2 .875 09/07/49 326,467
825,000 Dover Corp 3 .150 11/15/25 813,330
100,000 Dover Corp 2 .950 11/04/29 91,154
100,000 Dover Corp 5 .375 03/01/41 96,910
200,000 Eaton Corp 3 .103 09/15/27 192,604
1,000,000 Eaton Corp 4 .350 05/18/28 991,569
150,000 Eaton Corp 4 .000 11/02/32 140,156
1,250,000 Eaton Corp 4 .150 03/15/33 1,175,074
925,000 Eaton Corp 4 .150 11/02/42 779,902
200,000 Eaton Corp 3 .915 09/15/47 155,871
1,250,000 Eaton Corp 4 .700 08/23/52 1,099,384
200,000 Emerson Electric Co 3 .150 06/01/25 198,990
1,000,000 Emerson Electric Co 0 .875 10/15/26 939,785
500,000 Emerson Electric Co 1 .800 10/15/27 464,604
500,000 Emerson Electric Co 2 .000 12/21/28 451,468
750,000 Emerson Electric Co 1 .950 10/15/30 643,789
500,000 Emerson Electric Co 2 .200 12/21/31 420,182
200,000 Emerson Electric Co 5 .250 11/15/39 197,835
500,000 Emerson Electric Co 2 .750 10/15/50 310,933
500,000 Emerson Electric Co 2 .800 12/21/51 308,841
375,000 Ferguson Enterprises, Inc 5 .000 10/03/34 358,374
500,000 Flowserve Corp 3 .500 10/01/30 456,120
1,000,000 Flowserve Corp 2 .800 01/15/32 850,330
875,000 Fortive Corp 3 .150 06/15/26 854,953
250,000 Fortive Corp 4 .300 06/15/46 201,122
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 461,345
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,025,542
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 393,821
500,000 GATX Corp 3 .250 09/15/26 486,682
200,000 GATX Corp 3 .500 03/15/28 190,941
200,000 GATX Corp 4 .550 11/07/28 196,667
425,000 GATX Corp 4 .700 04/01/29 418,527
500,000 GATX Corp 4 .000 06/30/30 473,325
1,000,000 GATX Corp 1 .900 06/01/31 813,046
500,000 GATX Corp 4 .900 03/15/33 482,127
750,000 GATX Corp 5 .450 09/15/33 752,025
700,000 GATX Corp 6 .050 03/15/34 731,414
225,000 GATX Corp 5 .200 03/15/44 204,404
750,000 GATX Corp 6 .050 06/05/54 768,826
500,000 GE Capital Funding LLC 3 .450 05/15/25 497,167
3,000,000 General Dynamics Corp 1 .150 06/01/26 2,866,456
900,000 General Dynamics Corp 2 .250 06/01/31 768,176
1,000,000 General Dynamics Corp 2 .850 06/01/41 712,987
225,000 General Dynamics Corp 3 .600 11/15/42 176,954
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,609,729
750,000 HEICO Corp 5 .250 08/01/28 757,143
750,000 HEICO Corp 5 .350 08/01/33 748,204
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,640,872
750,000 Honeywell International, Inc 4 .950 02/15/28 758,575
1,000,000 (a) Honeywell International, Inc 4 .875 09/01/29 1,006,020
1,000,000 Honeywell International, Inc 4 .700 02/01/30 994,669
950,000 Honeywell International, Inc 1 .950 06/01/30 820,243
1,000,000 Honeywell International, Inc 4 .950 09/01/31 1,000,417
1,000,000 Honeywell International, Inc 4 .750 02/01/32 983,865
1,000,000 Honeywell International, Inc 5 .000 02/15/33 994,613
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,908,306
2,500,000 Honeywell International, Inc 5 .000 03/01/35 2,449,886
782,000 Honeywell International, Inc 3 .812 11/21/47 599,078
575,000 Honeywell International, Inc 2 .800 06/01/50 360,551

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,500,000 Honeywell International, Inc 5 .250% 03/01/54 $ 1,404,723
1,000,000 Honeywell International, Inc 5 .350 03/01/64 937,479
2,500,000 Howmet Aerospace, Inc 4 .850 10/15/31 2,449,929
200,000 Hubbell, Inc 3 .350 03/01/26 196,732
500,000 Hubbell, Inc 3 .150 08/15/27 478,666
200,000 Hubbell, Inc 3 .500 02/15/28 192,115
1,000,000 Hubbell, Inc 2 .300 03/15/31 848,514
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 497,841
1,000,000 Huntington Ingalls Industries, Inc 5 .353 01/15/30 1,001,986
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 474,470
1,000,000 Huntington Ingalls Industries, Inc 5 .749 01/15/35 997,293
500,000 IDEX Corp 4 .950 09/01/29 497,832
500,000 IDEX Corp 3 .000 05/01/30 452,589
1,000,000 IDEX Corp 2 .625 06/15/31 858,761
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 971,069
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 187,082
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 816,936
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 152,387
1,500,000 Ingersoll Rand, Inc 5 .176 06/15/29 1,514,820
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,263,825
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 127,908
1,250,000 Ingersoll Rand, Inc 5 .450 06/15/34 1,258,440
125,000 John Deere Capital Corp 3 .400 09/11/25 123,972
1,000,000 John Deere Capital Corp 0 .700 01/15/26 961,902
500,000 John Deere Capital Corp 2 .250 09/14/26 482,143
1,000,000 John Deere Capital Corp 1 .300 10/13/26 946,346
250,000 John Deere Capital Corp 1 .750 03/09/27 235,475
200,000 John Deere Capital Corp 2 .800 09/08/27 191,660
1,000,000 John Deere Capital Corp 4 .150 09/15/27 990,331
200,000 John Deere Capital Corp 3 .050 01/06/28 192,174
1,000,000 John Deere Capital Corp 4 .750 01/20/28 1,005,124
1,000,000 John Deere Capital Corp 4 .900 03/03/28 1,007,453
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,817,399
575,000 John Deere Capital Corp 4 .950 07/14/28 580,535
1,500,000 (a) John Deere Capital Corp 3 .350 04/18/29 1,423,178
2,000,000 John Deere Capital Corp 4 .850 06/11/29 2,007,361
500,000 John Deere Capital Corp 2 .800 07/18/29 460,762
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,007,281
500,000 John Deere Capital Corp 2 .450 01/09/30 449,621
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,496,204
1,000,000 John Deere Capital Corp 1 .450 01/15/31 824,190
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,500,800
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,677,108
3,000,000 John Deere Capital Corp 4 .400 09/08/31 2,910,806
450,000 John Deere Capital Corp 3 .900 06/07/32 418,205
1,000,000 John Deere Capital Corp 4 .350 09/15/32 958,760
2,000,000 John Deere Capital Corp 5 .150 09/08/33 2,006,465
1,000,000 John Deere Capital Corp 5 .100 04/11/34 998,278
2,000,000 John Deere Capital Corp 5 .050 06/12/34 1,991,226
474,000 Johnson Controls International plc 3 .900 02/14/26 469,348
1,000,000 Johnson Controls International plc 5 .500 04/19/29 1,017,754
1,000,000 Johnson Controls International plc 1 .750 09/15/30 837,822
1,000,000 Johnson Controls
International
plc 2 .000 09/16/31 825,468
1,000,000 Johnson Controls International plc 4 .900 12/01/32 974,301
207,000 Johnson Controls International plc 6 .000 01/15/36 215,606
325,000 Johnson Controls International plc 4 .625 07/02/44 278,873
6,000 Johnson Controls International plc 5 .125 09/14/45 5,359
300,000 Johnson Controls International plc 4 .500 02/15/47 249,673
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 60,795
200,000 Kennametal, Inc 4 .625 06/15/28 197,382
1,000,000 Kennametal, Inc 2 .800 03/01/31 858,668
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 590,627

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 L3Harris Technologies, Inc 5 .400% 01/15/27 $ 1,012,289
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 614,019
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,252,599
1,000,000 L3Harris Technologies, Inc 5 .050 06/01/29 999,772
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 158,346
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 823,374
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,000,630
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 998,211
1,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 995,797
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 285,295
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 549,772
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 967,991
1,000,000 L3Harris Technologies, Inc 5 .500 08/15/54 960,527
100,000 Legrand France S.A. 8 .500 02/15/25 100,291
100,000 Lennox International, Inc 1 .700 08/01/27 92,211
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,017,069
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,089,661
750,000 Lockheed Martin Corp 5 .100 11/15/27 761,535
1,000,000 Lockheed Martin Corp 4 .450 05/15/28 992,452
1,000,000 Lockheed Martin Corp 4 .500 02/15/29 988,637
150,000 Lockheed Martin Corp 1 .850 06/15/30 128,571
1,000,000 Lockheed Martin Corp 4 .700 12/15/31 984,206
625,000 Lockheed Martin Corp 3 .900 06/15/32 580,556
550,000 Lockheed Martin Corp 5 .250 01/15/33 555,822
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 970,345
1,000,000 Lockheed Martin Corp 4 .800 08/15/34 970,497
300,000 Lockheed Martin Corp 3 .600 03/01/35 263,009
500,000 Lockheed Martin Corp 4 .500 05/15/36 468,764
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,527,646
275,000 Lockheed Martin Corp 3 .800 03/01/45 216,747
200,000 Lockheed Martin Corp 4 .700 05/15/46 178,710
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 719,803
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,498,152
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 799,118
750,000 Lockheed Martin Corp 5 .700 11/15/54 763,908
1,375,000 (a) Lockheed Martin Corp 5 .200 02/15/55 1,295,247
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 792,746
750,000 Lockheed Martin Corp 5 .900 11/15/63 782,715
325,000 Lockheed Martin Corp 5 .200 02/15/64 301,437
200,000 Masco Corp 3 .500 11/15/27 192,617
200,000 Masco Corp 1 .500 02/15/28 180,184
500,000 Masco Corp 2 .000 10/01/30 421,107
550,000 Masco Corp 2 .000 02/15/31 459,005
700,000 Masco Corp 4 .500 05/15/47 571,795
1,000,000 Masco Corp 3 .125 02/15/51 629,640
500,000 MasTec, Inc 5 .900 06/15/29 508,951
735,000 Nature Conservancy 3 .957 03/01/52 586,058
1,000,000 Nordson Corp 5 .600 09/15/28 1,021,433
1,000,000 Nordson Corp 4 .500 12/15/29 975,448
500,000 (a) Nordson Corp 5 .800 09/15/33 514,723
300,000 Northrop Grumman Corp 3 .200 02/01/27 291,498
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,130,617
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 991,762
425,000 Northrop Grumman Corp 4 .400 05/01/30 413,817
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,453,982
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 975,264
100,000 Northrop Grumman Corp 5 .050 11/15/40 93,990
700,000 Northrop Grumman Corp 4 .750 06/01/43 627,286
300,000 Northrop Grumman Corp 3 .850 04/15/45 234,513
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,138,299
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 936,424
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,340,489

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,000,000 Northrop Grumman Corp 5 .200% 06/01/54 $ 930,229
200,000 nVent Finance Sarl 4 .550 04/15/28 197,965
1,000,000 nVent Finance Sarl 2 .750 11/15/31 839,321
500,000 nVent Finance Sarl 5 .650 05/15/33 499,825
100,000 Oshkosh Corp 3 .100 03/01/30 91,466
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 947,524
1,000,000 Otis Worldwide Corp 5 .250 08/16/28 1,012,312
525,000 Otis Worldwide Corp 2 .565 02/15/30 466,347
1,500,000 Otis Worldwide Corp 5 .125 11/19/31 1,500,623
500,000 Otis Worldwide Corp 3 .112 02/15/40 374,025
450,000 Otis Worldwide Corp 3 .362 02/15/50 309,565
300,000 Owens Corning 3 .400 08/15/26 293,407
500,000 Owens Corning 3 .950 08/15/29 476,247
300,000 Owens Corning 3 .875 06/01/30 282,603
625,000 Owens Corning 5 .700 06/15/34 634,910
525,000 Owens Corning 4 .300 07/15/47 418,373
350,000 Owens Corning 4 .400 01/30/48 281,113
500,000 PACCAR Financial Corp 5 .200 11/09/26 506,834
1,500,000 PACCAR Financial Corp 4 .600 01/10/28 1,497,169
1,500,000 PACCAR Financial Corp 4 .950 08/10/28 1,511,384
1,000,000 PACCAR Financial Corp 4 .600 01/31/29 997,522
1,000,000 PACCAR Financial Corp 4 .000 09/26/29 967,205
1,000,000 (a) PACCAR Financial Corp 5 .000 03/22/34 1,005,484
650,000 Parker-Hannifin Corp 3 .250 03/01/27 631,359
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,484,197
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,708,447
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,478,946
200,000 Parker-Hannifin Corp 4 .200 11/21/34 185,141
200,000 Parker-Hannifin Corp 4 .450 11/21/44 171,064
750,000 Parker-Hannifin Corp 4 .100 03/01/47 601,208
225,000 Parker-Hannifin Corp 4 .000 06/14/49 175,635
500,000 Pentair Finance Sarl 5 .900 07/15/32 512,880
400,000 Precision Castparts Corp 4 .200 06/15/35 369,115
100,000 Precision Castparts Corp 3 .900 01/15/43 80,440
1,000,000 Quanta Services, Inc 2 .900 10/01/30 892,328
600,000 Quanta Services, Inc 2 .350 01/15/32 496,411
1,000,000 Quanta Services, Inc 5 .250 08/09/34 976,798
1,000,000 Quanta Services, Inc 3 .050 10/01/41 702,177
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,292,392
725,000 Raytheon Technologies Corp 3 .125 05/04/27 699,800
200,000 Raytheon Technologies Corp 7 .200 08/15/27 211,916
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,481,964
2,000,000 Raytheon Technologies Corp 5 .750 01/15/29 2,064,642
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 3,913,871
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,573,546
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 818,078
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 830,074
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,041,175
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,579,493
750,000 Raytheon Technologies Corp 4 .450 11/16/38 667,263
100,000 Raytheon Technologies Corp 4 .700 12/15/41 88,759
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,855,657
125,000 Raytheon Technologies Corp 4 .800 12/15/43 110,904
150,000 Raytheon Technologies Corp 4 .200 12/15/44 119,729
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,330,649
700,000 Raytheon Technologies Corp 4 .350 04/15/47 574,941
2,325,000 Raytheon Technologies Corp 4 .625 11/16/48 1,975,306
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,309,037
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 605,732
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 632,523
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 949,545
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,631,351

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 1,500,000 Regal Rexnord Corp 6 .050% 04/15/28 $ 1,525,680
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,028,672
325,000 Regal Rexnord Corp 6 .400 04/15/33 335,332
400,000 Rockwell Automation, Inc 3 .500 03/01/29 379,928
150,000 Rockwell Automation, Inc 1 .750 08/15/31 123,020
400,000 Rockwell Automation, Inc 4 .200 03/01/49 329,286
1,000,000 (a) Rockwell Automation, Inc 2 .800 08/15/61 560,281
1,000,000 (a) Roper Technologies, Inc 4 .500 10/15/29 981,950
200,000 Snap-on, Inc 3 .250 03/01/27 194,295
200,000 Snap-on, Inc 4 .100 03/01/48 160,829
500,000 Snap-on, Inc 3 .100 05/01/50 330,890
1,000,000 Stanley Black & Decker, Inc 6 .000 03/06/28 1,034,749
300,000 (a) Stanley Black & Decker, Inc 4 .250 11/15/28 292,811
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 866,739
1,000,000 Stanley Black & Decker, Inc 3 .000 05/15/32 856,620
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 94,172
425,000 (a) Stanley Black & Decker, Inc 4 .850 11/15/48 361,853
1,500,000 (a) Stanley Black & Decker, Inc 2 .750 11/15/50 862,195
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 443,319
150,000 Textron, Inc 4 .000 03/15/26 148,506
500,000 Textron, Inc 3 .650 03/15/27 487,225
100,000 Textron, Inc 3 .375 03/01/28 95,063
750,000 Textron, Inc 3 .900 09/17/29 712,710
500,000 Textron, Inc 3 .000 06/01/30 449,554
300,000 Textron, Inc 2 .450 03/15/31 255,253
500,000 Textron, Inc 6 .100 11/15/33 521,116
200,000 Timken Co 4 .500 12/15/28 196,156
1,000,000 Timken Co 4 .125 04/01/32 916,603
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 426,145
900,000 Trane Technologies Financing Ltd 5 .100 06/13/34 889,845
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 385,995
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 201,786
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 372,870
100,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 98,596
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 959,035
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 257,335
1,000,000 Triton Container International Ltd 3 .250 03/15/32 846,651
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 98,908
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,106,097
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 495,064
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 764,118
200,000 Valmont Industries, Inc 5 .000 10/01/44 181,105
200,000 Valmont Industries, Inc 5 .250 10/01/54 183,081
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 292,509
875,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 866,595
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,012,819
1,000,000 WW Grainger, Inc 4 .450 09/15/34 951,577
800,000 WW Grainger, Inc 4 .600 06/15/45 714,250
200,000 WW Grainger, Inc 3 .750 05/15/46 155,353
125,000 WW Grainger, Inc 4 .200 05/15/47 102,749
775,000 Xylem, Inc 3 .250 11/01/26 755,415
225,000 Xylem, Inc 1 .950 01/30/28 206,295
150,000 (a) Xylem, Inc 2 .250 01/30/31 127,845
100,000 Xylem, Inc 4 .375 11/01/46 81,291
TOTAL CAPITAL GOODS 310,040,861
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 365,289
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 747,509
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 737,813
200,000 Block Financial LLC 5 .250 10/01/25 200,194
1,000,000 Block Financial LLC 2 .500 07/15/28 909,448
750,000 Block Financial LLC 3 .875 08/15/30 691,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)
$ 350,000 Broadridge Financial Solutions, Inc 3 .400% 06/27/26 $ 343,317
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 904,059
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 855,702
675,000 Cintas Corp No 2 3 .700 04/01/27 661,628
1,500,000 (a) Concentrix Corp 6 .600 08/02/28 1,536,913
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,513,088
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 1,969,380
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,003,479
750,000 Council Of Europe Development Bank 4 .125 01/24/29 739,951
125,000 Equifax, Inc 2 .600 12/15/25 122,477
1,000,000 Equifax, Inc 5 .100 12/15/27 1,005,672
1,000,000 Equifax, Inc 5 .100 06/01/28 1,003,749
1,000,000 Equifax, Inc 4 .800 09/15/29 987,307
100,000 Equifax, Inc 3 .100 05/15/30 90,717
2,000,000 Equifax, Inc 2 .350 09/15/31 1,672,156
3,810,000 European Investment Bank 3 .750 11/15/29 3,690,975
1,195,000 International Bank for Reconstruction & Development 4 .000 08/27/26 1,188,558
6,185,000 International Bank for Reconstruction & Development 3 .875 10/16/29 6,026,456
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,608,121
4,000,000 International Bank for Reconstruction & Development 4 .500 04/10/31 3,985,576
1,775,000 International Bank for Reconstruction & Development 3 .875 08/28/34 1,663,403
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,519,648
1,500,000 Mastercard, Inc 4 .350 01/15/32 1,449,647
1,500,000 Mastercard, Inc 4 .550 01/15/35 1,437,387
625,000 RELX Capital, Inc 4 .000 03/18/29 603,282
100,000 RELX Capital, Inc 3 .000 05/22/30 90,852
275,000 RELX Capital, Inc 4 .750 05/20/32 267,823
275,000 Republic Services, Inc 0 .875 11/15/25 266,045
900,000 Republic Services, Inc 2 .900 07/01/26 879,801
100,000 Republic Services, Inc 3 .375 11/15/27 96,686
1,000,000 Republic Services, Inc 4 .875 04/01/29 997,675
750,000 Republic Services, Inc 5 .000 11/15/29 754,040
500,000 Republic Services, Inc 2 .300 03/01/30 439,203
1,000,000 Republic Services, Inc 1 .450 02/15/31 811,045
575,000 Republic Services, Inc 1 .750 02/15/32 461,916
1,000,000 Republic Services, Inc 2 .375 03/15/33 810,024
1,000,000 Republic Services, Inc 5 .000 12/15/33 983,709
425,000 Republic Services, Inc 5 .000 04/01/34 414,543
750,000 Republic Services, Inc 5 .200 11/15/34 742,819
1,000,000 Republic Services, Inc 3 .050 03/01/50 672,456
880,000 Rockefeller Foundation 2 .492 10/01/50 532,217
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,178,205
145,000 Thomson Reuters Corp 5 .850 04/15/40 146,911
200,000 Thomson Reuters Corp 5 .650 11/23/43 193,096
850,000 Verisk Analytics, Inc 4 .125 03/15/29 823,291
750,000 Verisk Analytics, Inc 5 .750 04/01/33 770,832
300,000 Verisk Analytics, Inc 5 .500 06/15/45 282,428
200,000 Verisk Analytics, Inc 3 .625 05/15/50 139,577
750,000 Waste Connections, Inc 3 .500 05/01/29 708,760
500,000 Waste Connections, Inc 2 .600 02/01/30 447,261
700,000 Waste Connections, Inc 2 .200 01/15/32 576,656
100,000 Waste Connections, Inc 3 .200 06/01/32 87,522
425,000 Waste Connections, Inc 4 .200 01/15/33 395,030
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,463,924
500,000 (a) Waste Connections, Inc 3 .050 04/01/50 321,762
575,000 Waste Connections, Inc 2 .950 01/15/52 358,707
500,000 Waste Management, Inc 1 .150 03/15/28 447,443
1,000,000 Waste Management, Inc 4 .500 03/15/28 993,824
1,000,000 (a) Waste Management, Inc 4 .875 02/15/29 1,004,797
1,000,000 Waste Management, Inc 2 .000 06/01/29 888,254
1,000,000 Waste Management, Inc 4 .625 02/15/30 990,836
1,500,000 Waste Management, Inc 4 .650 03/15/30 1,481,998

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)
$ 1,000,000 Waste Management, Inc 1 .500% 03/15/31 $ 813,944
2,000,000 Waste Management, Inc 4 .950 07/03/31 2,002,012
1,000,000 (a) Waste Management, Inc 4 .800 03/15/32 982,807
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,417,539
1,000,000 (a) Waste Management, Inc 4 .625 02/15/33 973,935
1,000,000 Waste Management, Inc 4 .875 02/15/34 981,057
950,000 Waste Management, Inc 4 .950 03/15/35 926,200
1,000,000 Waste Management, Inc 2 .950 06/01/41 725,659
250,000 Waste Management, Inc 2 .500 11/15/50 145,311
1,500,000 Waste Management, Inc 5 .350 10/15/54 1,440,845
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 76,566,155
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,278,315
1,500,000 (a),(c) Alibaba Group Holding Ltd 4 .875 05/26/30 1,486,489
1,250,000 (a) Alibaba Group Holding Ltd 2 .125 02/09/31 1,053,164
500,000 (a) Alibaba Group Holding Ltd 4 .500 11/28/34 462,673
1,500,000 (c) Alibaba Group Holding Ltd 5 .250 05/26/35 1,468,962
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 641,513
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 848,392
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,201,478
1,250,000 Alibaba Group Holding Ltd 3 .150 02/09/51 804,791
1,000,000 (c) Alibaba Group Holding Ltd 5 .625 11/26/54 970,609
750,000 (a) Alibaba Group Holding Ltd 4 .400 12/06/57 593,689
1,250,000 (a) Alibaba Group Holding Ltd 3 .250 02/09/61 774,510
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,783,974
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,927,889
1,000,000 Amazon.com, Inc 1 .200 06/03/27 927,070
2,000,000 Amazon.com, Inc 3 .150 08/22/27 1,931,038
3,000,000 Amazon.com, Inc 4 .550 12/01/27 3,018,036
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,821,346
2,000,000 (a) Amazon.com, Inc 3 .450 04/13/29 1,917,984
2,000,000 (a) Amazon.com, Inc 4 .650 12/01/29 2,012,522
1,000,000 Amazon.com, Inc 1 .500 06/03/30 848,334
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,708,176
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,851,237
2,000,000 Amazon.com, Inc 4 .700 12/01/32 1,988,201
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,791,501
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,318,323
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,835,136
775,000 Amazon.com, Inc 4 .950 12/05/44 738,592
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,375,638
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,133,539
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,685,091
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,577,067
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,555,887
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,626,533
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,565,103
244,000 AutoNation, Inc 4 .500 10/01/25 243,052
200,000 AutoNation, Inc 3 .800 11/15/27 193,310
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,348,515
100,000 (a) AutoNation, Inc 4 .750 06/01/30 96,547
425,000 AutoNation, Inc 2 .400 08/01/31 350,655
900,000 (a) AutoNation, Inc 3 .850 03/01/32 806,664
100,000 AutoZone, Inc 3 .125 04/21/26 97,981
650,000 AutoZone, Inc 3 .750 06/01/27 635,132
1,000,000 AutoZone, Inc 4 .500 02/01/28 990,948
200,000 AutoZone, Inc 3 .750 04/18/29 190,601
1,000,000 AutoZone, Inc 5 .100 07/15/29 1,005,815
500,000 AutoZone, Inc 4 .000 04/15/30 476,003
600,000 AutoZone, Inc 1 .650 01/15/31 493,436
225,000 AutoZone, Inc 4 .750 08/01/32 217,639
1,000,000 AutoZone, Inc 4 .750 02/01/33 959,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 1,000,000 AutoZone, Inc 5 .200% 08/01/33 $ 985,443
500,000 AutoZone, Inc 6 .550 11/01/33 538,008
1,000,000 (a) AutoZone, Inc 5 .400 07/15/34 994,218
500,000 Best Buy Co, Inc 4 .450 10/01/28 491,920
500,000 Best Buy Co, Inc 1 .950 10/01/30 421,157
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,239,903
2,000,000 Dell International LLC 3 .375 12/15/41 1,471,453
1,000,000 (a) Dick's Sporting Goods, Inc 3 .150 01/15/32 875,741
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 730,533
1,000,000 eBay, Inc 1 .400 05/10/26 957,427
1,200,000 eBay, Inc 3 .600 06/05/27 1,170,505
500,000 eBay, Inc 5 .950 11/22/27 516,602
1,200,000 eBay, Inc 2 .700 03/11/30 1,076,455
1,000,000 (a) eBay, Inc 2 .600 05/10/31 861,909
500,000 eBay, Inc 6 .300 11/22/32 530,925
200,000 eBay, Inc 4 .000 07/15/42 159,031
1,000,000 (a) eBay, Inc 3 .650 05/10/51 711,347
1,000,000 Genuine Parts Co 6 .500 11/01/28 1,049,962
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,252,412
275,000 Genuine Parts Co 2 .750 02/01/32 231,897
350,000 Home Depot, Inc 3 .350 09/15/25 347,025
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,890,916
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,491,214
1,000,000 Home Depot, Inc 2 .875 04/15/27 966,709
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,785,090
1,000,000 Home Depot, Inc 1 .500 09/15/28 893,962
825,000 Home Depot, Inc 3 .900 12/06/28 803,694
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,522,115
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,163,530
2,500,000 Home Depot, Inc 4 .750 06/25/29 2,505,388
375,000 Home Depot, Inc 2 .700 04/15/30 337,639
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,619,631
575,000 Home Depot, Inc 4 .850 06/25/31 574,784
1,000,000 Home Depot, Inc 1 .875 09/15/31 826,110
1,000,000 Home Depot, Inc 3 .250 04/15/32 892,138
1,000,000 Home Depot, Inc 4 .500 09/15/32 973,105
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,638,861
425,000 Home Depot, Inc 5 .875 12/16/36 446,909
150,000 Home Depot, Inc 5 .950 04/01/41 157,490
675,000 Home Depot, Inc 4 .200 04/01/43 570,848
450,000 Home Depot, Inc 4 .875 02/15/44 411,635
650,000 Home Depot, Inc 4 .400 03/15/45 555,160
725,000 Home Depot, Inc 4 .250 04/01/46 603,066
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,642,883
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,708,397
1,000,000 Home Depot, Inc 3 .125 12/15/49 669,440
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,850,930
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,697,421
1,000,000 Home Depot, Inc 2 .750 09/15/51 610,057
500,000 Home Depot, Inc 3 .625 04/15/52 362,826
1,000,000 Home Depot, Inc 4 .950 09/15/52 910,424
400,000 Home Depot, Inc 5 .300 06/25/54 383,175
675,000 Home Depot, Inc 3 .500 09/15/56 467,929
325,000 Home Depot, Inc 5 .400 06/25/64 311,525
500,000 JD.com, Inc 3 .375 01/14/30 461,908
500,000 JD.com, Inc 4 .125 01/14/50 391,871
750,000 LKQ Corp 5 .750 06/15/28 762,119
750,000 (a) LKQ Corp 6 .250 06/15/33 773,582
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 997,915
1,000,000 Lowe's Cos, Inc 4 .400 09/08/25 998,566
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,089,574
500,000 Lowe's Cos, Inc 2 .500 04/15/26 487,105

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 1,000,000 Lowe's Cos, Inc 3 .350% 04/01/27 $ 971,255
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,787,934
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,341,975
775,000 Lowe's Cos, Inc 3 .650 04/05/29 737,997
306,000 Lowe's Cos, Inc 4 .500 04/15/30 300,216
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,255,002
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,563,427
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 915,778
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 984,489
1,650,000 Lowe's Cos, Inc 5 .150 07/01/33 1,640,487
700,000 Lowe's Cos, Inc 2 .800 09/15/41 480,319
56,000 Lowe's Cos, Inc 4 .250 09/15/44 43,378
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 795,378
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,552,864
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,172,185
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,181,326
450,000 Lowe's Cos, Inc 3 .000 10/15/50 279,767
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 681,959
500,000 Lowe's Cos, Inc 4 .250 04/01/52 390,218
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 960,988
275,000 Lowe's Cos, Inc 5 .750 07/01/53 269,251
500,000 Lowe's Cos, Inc 4 .450 04/01/62 387,270
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 967,821
600,000 Lowe's Cos, Inc 5 .850 04/01/63 586,937
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 970,338
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 294,541
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 479,161
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 164,029
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,932,076
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 969,812
500,000 Ross Stores, Inc 0 .875 04/15/26 476,094
55,000 Ross Stores, Inc 4 .700 04/15/27 54,228
500,000 Ross Stores, Inc 1 .875 04/15/31 412,574
525,000 TJX Cos, Inc 2 .250 09/15/26 506,054
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,561,462
500,000 TJX Cos, Inc 1 .600 05/15/31 408,965
650,000 (a) Tractor Supply Co 1 .750 11/01/30 543,874
1,000,000 Tractor Supply Co 5 .250 05/15/33 999,412
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 153,470,870
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (a) Brunswick Corp 5 .850 03/18/29 1,015,592
1,000,000 (a) Brunswick Corp 2 .400 08/18/31 819,228
500,000 (a) Brunswick Corp 4 .400 09/15/32 458,043
1,000,000 DR Horton, Inc 1 .300 10/15/26 940,860
1,000,000 DR Horton, Inc 5 .000 10/15/34 965,386
750,000 Hasbro, Inc 3 .550 11/19/26 733,325
775,000 Hasbro, Inc 3 .500 09/15/27 746,871
1,000,000 Hasbro, Inc 3 .900 11/19/29 939,593
500,000 Hasbro, Inc 6 .050 05/14/34 502,148
100,000 Hasbro, Inc 6 .350 03/15/40 101,050
200,000 Hasbro, Inc 5 .100 05/15/44 173,473
475,000 Leggett & Platt, Inc 3 .500 11/15/27 448,542
350,000 (a) Leggett & Platt, Inc 4 .400 03/15/29 327,419
1,000,000 (a) Leggett & Platt, Inc 3 .500 11/15/51 608,306
1,900,000 Lennar Corp 4 .750 11/29/27 1,893,983
500,000 (a) MDC Holdings, Inc 3 .966 08/06/61 372,943
500,000 Mohawk Industries, Inc 5 .850 09/18/28 514,161
750,000 Mohawk Industries, Inc 3 .625 05/15/30 692,666
650,000 NIKE, Inc 2 .375 11/01/26 626,594
300,000 NIKE, Inc 3 .625 05/01/43 235,009
825,000 NIKE, Inc 3 .875 11/01/45 650,351
200,000 NIKE, Inc 3 .375 11/01/46 144,276

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 2,440,000 NIKE, Inc 3 .375% 03/27/50 $ 1,718,399
1,000,000 NVR, Inc 3 .000 05/15/30 902,245
750,000 Polaris, Inc 6 .950 03/15/29 789,438
200,000 Ralph Lauren Corp 3 .750 09/15/25 198,443
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 907,222
161,000 Tapestry, Inc 4 .125 07/15/27 157,693
375,000 Tapestry, Inc 5 .100 03/11/30 370,868
450,000 (a) Tapestry, Inc 3 .050 03/15/32 383,351
150,000 Tapestry, Inc 5 .500 03/11/35 145,899
925,000 (a) Whirlpool Corp 4 .750 02/26/29 911,548
500,000 Whirlpool Corp 2 .400 05/15/31 411,502
475,000 (a) Whirlpool Corp 4 .700 05/14/32 442,946
750,000 Whirlpool Corp 5 .500 03/01/33 732,570
1,000,000 (a) Whirlpool Corp 5 .750 03/01/34 980,677
200,000 Whirlpool Corp 4 .500 06/01/46 154,378
775,000 Whirlpool Corp 4 .600 05/15/50 585,069
TOTAL CONSUMER DURABLES & APPAREL 23,702,067
CONSUMER SERVICES - 0.3%
750,000 American University 3 .672 04/01/49 569,787
300,000 Booking Holdings, Inc 3 .650 03/15/25 299,332
300,000 Booking Holdings, Inc 3 .600 06/01/26 296,100
900,000 Booking Holdings, Inc 3 .550 03/15/28 870,265
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,089,767
1,000,000 Brown University 2 .924 09/01/50 662,820
1,000,000 Case Western Reserve University 5 .405 06/01/22 933,515
500,000 Choice Hotels International, Inc 3 .700 12/01/29 464,231
425,000 Choice Hotels International, Inc 5 .850 08/01/34 425,516
1,000,000 Claremont McKenna College 3 .775 01/01/22 646,723
330,000 (a) Cornell University 4 .835 06/15/34 323,450
200,000 Darden Restaurants, Inc 3 .850 05/01/27 195,547
1,500,000 Darden Restaurants, Inc 4 .550 10/15/29 1,463,292
500,000 Darden Restaurants, Inc 6 .300 10/10/33 524,459
300,000 Darden Restaurants, Inc 4 .550 02/15/48 241,071
500,000 Emory University 2 .143 09/01/30 435,315
500,000 Emory University 2 .969 09/01/50 331,084
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,201,643
750,000 Expedia Group, Inc 4 .625 08/01/27 746,944
175,000 Expedia Group, Inc 3 .800 02/15/28 169,036
750,000 Expedia Group, Inc 3 .250 02/15/30 691,556
270,000 Expedia Group, Inc 2 .950 03/15/31 237,679
100,000 Georgetown University 4 .315 04/01/49 83,067
500,000 (a) Georgetown University 2 .943 04/01/50 321,474
200,000 (a) Georgetown University 5 .115 04/01/53 186,508
300,000 Georgetown University 5 .215 10/01/18 262,469
2,000,000 Howard University 5 .209 10/01/52 1,740,535
100,000 Hyatt Hotels Corp 4 .850 03/15/26 99,945
275,000 Hyatt Hotels Corp 5 .750 01/30/27 279,228
200,000 Hyatt Hotels Corp 4 .375 09/15/28 194,460
500,000 Hyatt Hotels Corp 5 .250 06/30/29 500,298
1,100,000 Hyatt Hotels Corp 5 .750 04/23/30 1,123,182
500,000 Hyatt Hotels Corp 5 .375 12/15/31 497,628
500,000 Hyatt Hotels Corp 5 .500 06/30/34 496,521
500,000 Johns Hopkins University 4 .705 07/01/32 488,720
750,000 Johns Hopkins University 2 .813 01/01/60 443,004
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,012,986
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,005,597
500,000 Leland Stanford Junior University 1 .289 06/01/27 460,660
300,000 Leland Stanford Junior University 3 .647 05/01/48 231,598
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 593,227
500,000 Marriott International, Inc 5 .000 10/15/27 503,972
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,215,819
750,000 Marriott International, Inc 5 .550 10/15/28 766,271

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 300,000 Marriott International, Inc 4 .650% 12/01/28 $ 297,828
500,000 Marriott International, Inc 4 .900 04/15/29 499,043
1,000,000 Marriott International, Inc 4 .875 05/15/29 996,308
500,000 Marriott International, Inc 4 .800 03/15/30 496,323
400,000 Marriott International, Inc 4 .625 06/15/30 392,556
1,000,000 Marriott International, Inc 2 .850 04/15/31 873,591
1,500,000 Marriott International, Inc 3 .500 10/15/32 1,323,302
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,642,270
1,000,000 Marriott International, Inc 5 .300 05/15/34 992,215
500,000 Marriott International, Inc 5 .350 03/15/35 492,917
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,008,304
1,000,000 (a) Massachusetts Institute of Technology 2 .294 07/01/51 574,339
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 754,509
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 168,504
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 209,930
150,000 McDonald's Corp 1 .450 09/01/25 146,848
2,950,000 McDonald's Corp 3 .700 01/30/26 2,927,125
300,000 McDonald's Corp 3 .500 03/01/27 293,229
775,000 McDonald's Corp 3 .800 04/01/28 754,243
1,000,000 McDonald's Corp 4 .800 08/14/28 1,001,859
1,000,000 McDonald's Corp 5 .000 05/17/29 1,006,857
1,250,000 McDonald's Corp 2 .625 09/01/29 1,137,715
500,000 McDonald's Corp 2 .125 03/01/30 437,049
200,000 McDonald's Corp 4 .600 09/09/32 194,644
1,500,000 (a) McDonald's Corp 4 .950 08/14/33 1,487,567
1,000,000 McDonald's Corp 5 .200 05/17/34 1,010,389
2,225,000 McDonald's Corp 4 .700 12/09/35 2,121,441
250,000 McDonald's Corp 6 .300 10/15/37 268,813
100,000 McDonald's Corp 6 .300 03/01/38 107,538
250,000 McDonald's Corp 4 .600 05/26/45 216,821
1,275,000 McDonald's Corp 4 .875 12/09/45 1,142,115
725,000 McDonald's Corp 4 .450 03/01/47 608,487
625,000 McDonald's Corp 4 .450 09/01/48 521,094
1,825,000 McDonald's Corp 3 .625 09/01/49 1,315,632
1,350,000 McDonald's Corp 4 .200 04/01/50 1,065,997
500,000 McDonald's Corp 5 .150 09/09/52 457,201
1,500,000 (a) McDonald's Corp 5 .450 08/14/53 1,437,042
750,000 Northeastern University 2 .894 10/01/50 496,907
200,000 Northwestern University 3 .868 12/01/48 156,265
750,000 Northwestern University 2 .640 12/01/50 465,764
200,000 Northwestern University 3 .662 12/01/57 146,673
2,000,000 (a) President and Fellows of Harvard College 4 .609 02/15/35 1,941,430
750,000 President and Fellows of Harvard College 3 .619 10/01/37 638,844
200,000 President and Fellows of Harvard College 3 .150 07/15/46 143,407
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 603,967
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 766,440
200,000 President and Fellows of Harvard College 3 .300 07/15/56 137,129
3,500,000 Sands China Ltd 5 .900 08/08/28 3,460,977
1,500,000 Sands China Ltd 2 .850 03/08/29 1,337,205
175,000 Starbucks Corp 2 .450 06/15/26 169,713
500,000 Starbucks Corp 2 .000 03/12/27 472,374
750,000 Starbucks Corp 3 .500 03/01/28 723,400
650,000 Starbucks Corp 4 .000 11/15/28 630,006
750,000 Starbucks Corp 3 .550 08/15/29 710,055
500,000 Starbucks Corp 2 .250 03/12/30 438,288
1,500,000 Starbucks Corp 2 .550 11/15/30 1,314,510
1,500,000 (a) Starbucks Corp 4 .900 02/15/31 1,496,887
2,000,000 (a) Starbucks Corp 3 .000 02/14/32 1,750,555
1,000,000 Starbucks Corp 4 .800 02/15/33 975,506
1,500,000 Starbucks Corp 5 .000 02/15/34 1,468,547
200,000 Starbucks Corp 4 .300 06/15/45 161,928
200,000 Starbucks Corp 3 .750 12/01/47 146,493

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 650,000 Starbucks Corp 4 .500% 11/15/48 $ 537,132
1,000,000 Starbucks Corp 4 .450 08/15/49 819,106
500,000 Starbucks Corp 3 .350 03/12/50 333,826
1,000,000 Starbucks Corp 3 .500 11/15/50 690,839
652,000 Thomas Jefferson University 3 .847 11/01/57 454,451
500,000 Trustees of Boston College 3 .129 07/01/52 338,709
100,000 Trustees of Boston University 4 .061 10/01/48 82,456
2,000,000 Trustees of Columbia University in the City of New York 4 .355 08/15/35 1,886,673
1,000,000 Trustees of Princeton University 2 .516 07/01/50 621,760
665,000 Trustees of Princeton University 4 .201 03/01/52 559,361
1,000,000 University of Miami 4 .063 04/01/52 798,190
200,000 University of Notre Dame du Lac 3 .438 02/15/45 151,978
200,000 University of Notre Dame du Lac 3 .394 02/15/48 147,747
1,000,000 University of Southern California 2 .945 10/01/51 653,298
720,000 University of Southern California 4 .976 10/01/53 672,714
1,000,000 University of Southern California 3 .226 10/01/20 574,369
1,000,000 Washington University 3 .524 04/15/54 720,630
500,000 Washington University 4 .349 04/15/22 386,350
200,000 Wesleyan University 4 .781 07/01/16 161,970
200,000 William Marsh Rice University 3 .574 05/15/45 158,147
200,000 William Marsh Rice University 3 .774 05/15/55 151,959
500,000 Yale University 0 .873 04/15/25 494,703
750,000 Yale University 1 .482 04/15/30 637,835
750,000 (a) Yale University 2 .402 04/15/50 446,837
TOTAL CONSUMER SERVICES 88,942,256
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,518
625,000 (a) Costco Wholesale Corp 3 .000 05/18/27 606,995
475,000 Costco Wholesale Corp 1 .375 06/20/27 441,557
725,000 Costco Wholesale Corp 1 .600 04/20/30 620,489
1,800,000 (a) Costco Wholesale Corp 1 .750 04/20/32 1,464,787
1,033,000 Diageo Capital plc 2 .000 04/29/30 891,676
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,551,527
300,000 Dollar General Corp 3 .875 04/15/27 293,276
1,000,000 Dollar General Corp 4 .625 11/01/27 993,645
500,000 Dollar General Corp 4 .125 05/01/28 485,998
1,000,000 Dollar General Corp 5 .200 07/05/28 1,003,469
500,000 (a) Dollar General Corp 3 .500 04/03/30 458,835
500,000 Dollar General Corp 5 .000 11/01/32 479,506
1,000,000 (a) Dollar General Corp 5 .450 07/05/33 981,976
500,000 Dollar General Corp 4 .125 04/03/50 367,622
500,000 Dollar General Corp 5 .500 11/01/52 450,620
500,000 Dollar Tree, Inc 4 .200 05/15/28 486,053
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 843,530
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 634,031
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 67,884
100,000 Kroger Co 3 .500 02/01/26 98,691
1,275,000 Kroger Co 2 .650 10/15/26 1,229,234
175,000 Kroger Co 3 .700 08/01/27 170,856
1,150,000 Kroger Co 4 .500 01/15/29 1,134,490
250,000 Kroger Co 2 .200 05/01/30 216,845
1,500,000 Kroger Co 1 .700 01/15/31 1,235,791
1,550,000 Kroger Co 5 .000 09/15/34 1,501,190
100,000 Kroger Co 6 .900 04/15/38 109,951
250,000 Kroger Co 5 .000 04/15/42 225,809
300,000 Kroger Co 5 .150 08/01/43 274,730
300,000 Kroger Co 3 .875 10/15/46 224,494
900,000 Kroger Co 4 .450 02/01/47 741,039
700,000 Kroger Co 4 .650 01/15/48 585,167
300,000 Kroger Co 5 .400 01/15/49 281,644
500,000 Kroger Co 3 .950 01/15/50 374,548
1,550,000 Kroger Co 5 .500 09/15/54 1,459,904

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,700,000 Kroger Co 5 .650% 09/15/64 $ 1,595,384
125,000 SYSCO Corp 3 .750 10/01/25 124,189
350,000 SYSCO Corp 3 .300 07/15/26 342,760
500,000 SYSCO Corp 5 .750 01/17/29 514,764
1,000,000 SYSCO Corp 2 .400 02/15/30 881,959
332,000 SYSCO Corp 5 .950 04/01/30 345,804
400,000 SYSCO Corp 2 .450 12/14/31 335,554
2,275,000 SYSCO Corp 6 .000 01/17/34 2,384,701
300,000 SYSCO Corp 4 .850 10/01/45 263,005
500,000 SYSCO Corp 4 .500 04/01/46 414,711
250,000 SYSCO Corp 4 .450 03/15/48 204,108
550,000 SYSCO Corp 3 .300 02/15/50 369,907
905,000 SYSCO Corp 6 .600 04/01/50 992,014
675,000 SYSCO Corp 3 .150 12/14/51 434,971
1,700,000 Target Corp 2 .500 04/15/26 1,658,383
1,000,000 Target Corp 1 .950 01/15/27 951,407
600,000 Target Corp 2 .350 02/15/30 532,746
5,000,000 Target Corp 2 .650 09/15/30 4,456,807
500,000 (a) Target Corp 4 .500 09/15/32 483,316
1,000,000 Target Corp 4 .400 01/15/33 958,376
875,000 Target Corp 4 .500 09/15/34 831,744
1,000,000 Target Corp 2 .950 01/15/52 637,347
1,500,000 (a) Target Corp 4 .800 01/15/53 1,338,776
5,000,000 Walmart, Inc 1 .050 09/17/26 4,730,096
3,000,000 Walmart, Inc 3 .950 09/09/27 2,970,580
3,000,000 Walmart, Inc 3 .900 04/15/28 2,945,354
1,000,000 Walmart, Inc 1 .500 09/22/28 898,354
21,000 Walmart, Inc 2 .375 09/24/29 19,122
2,000,000 Walmart, Inc 4 .000 04/15/30 1,957,417
1,750,000 Walmart, Inc 1 .800 09/22/31 1,460,706
5,000,000 Walmart, Inc 4 .150 09/09/32 4,814,829
900,000 (a) Walmart, Inc 4 .100 04/15/33 857,515
825,000 Walmart, Inc 2 .500 09/22/41 567,940
1,500,000 Walmart, Inc 2 .650 09/22/51 927,528
4,000,000 Walmart, Inc 4 .500 09/09/52 3,489,129
1,850,000 Walmart, Inc 4 .500 04/15/53 1,609,670
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 71,310,350
ENERGY - 1.8%
450,000 (c) 6297782 LLC 4 .911 09/01/27 448,499
450,000 (c) 6297782 LLC 5 .026 10/01/29 442,171
1,500,000 Apache Corp 6 .000 01/15/37 1,484,423
1,000,000 Apache Corp 5 .100 09/01/40 871,401
750,000 Apache Corp 5 .350 07/01/49 623,268
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 952,511
875,000 Baker Hughes Holdings LLC 3 .337 12/15/27 843,965
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 923,094
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 489,822
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 759,556
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 688,451
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 480,633
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 445,255
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 493,049
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 893,381
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 873,541
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 995,937
700,000 BP Capital Markets America, Inc 3 .796 09/21/25 696,839
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,777,923
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 147,310
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 193,847
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 488,779
1,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,010,967
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 727,503

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,300,000 BP Capital Markets America, Inc 4 .234% 11/06/28 $ 1,272,741
2,000,000 BP Capital Markets America, Inc 4 .699 04/10/29 1,988,823
2,500,000 BP Capital Markets America, Inc 4 .970 10/17/29 2,511,769
1,500,000 BP Capital Markets America, Inc 4 .868 11/25/29 1,500,780
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 942,337
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 846,297
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,711,393
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,271,697
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 822,236
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 875,328
3,000,000 BP Capital Markets America, Inc 5 .227 11/17/34 2,954,651
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 721,372
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,271,499
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 569,852
2,500,000 (a) BP Capital Markets America, Inc 2 .939 06/04/51 1,547,739
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 623,972
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,581,390
925,000 BP Capital Markets plc 3 .279 09/19/27 894,255
300,000 BP Capital Markets plc 3 .723 11/28/28 288,611
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,101,137
1,500,000 (c) Canadian Natural Resources Ltd 5 .000 12/15/29 1,483,287
1,500,000 Canadian Natural Resources Ltd 2 .950 07/15/30 1,332,219
1,500,000 (c) Canadian Natural Resources Ltd 5 .400 12/15/34 1,458,823
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,660,139
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 686,066
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 998,179
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 981,200
3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 3,004,246
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,593,513
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 968,179
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 924,707
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 867,113
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,405,671
2,100,000 Cheniere Energy, Inc 5 .650 04/15/34 2,112,062
2,475,000 Chevron Corp 2 .954 05/16/26 2,426,673
2,225,000 Chevron Corp 1 .995 05/11/27 2,103,459
1,600,000 Chevron Corp 2 .236 05/11/30 1,409,191
1,000,000 Chevron Corp 3 .078 05/11/50 661,362
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,830,228
1,000,000 Chevron USA, Inc 3 .250 10/15/29 941,025
250,000 Chevron USA, Inc 2 .343 08/12/50 140,518
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 289,079
1,000,000 (c) Columbia Pipelines Holding Co LLC 5 .097 10/01/31 975,726
1,000,000 (c) Columbia Pipelines Operating Co LLC 5 .695 10/01/54 940,333
750,000 (a) ConocoPhillips 5 .900 10/15/32 792,989
1,500,000 ConocoPhillips Co 4 .700 01/15/30 1,483,466
1,000,000 ConocoPhillips Co 4 .850 01/15/32 979,846
875,000 ConocoPhillips Co 5 .050 09/15/33 863,348
77,000 ConocoPhillips Co 4 .150 11/15/34 70,257
1,500,000 ConocoPhillips Co 5 .000 01/15/35 1,457,065
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,339,752
300,000 ConocoPhillips Co 4 .300 11/15/44 250,863
850,000 ConocoPhillips Co 3 .800 03/15/52 620,508
400,000 ConocoPhillips Co 5 .300 05/15/53 370,042
575,000 ConocoPhillips Co 5 .550 03/15/54 552,774
1,500,000 ConocoPhillips Co 5 .500 01/15/55 1,426,349
3,612,000 ConocoPhillips Co 4 .025 03/15/62 2,609,935
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,437,938
1,000,000 ConocoPhillips Co 5 .650 01/15/65 945,175
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,458,475
525,000 Coterra Energy, Inc 3 .900 05/15/27 513,197
300,000 Coterra Energy, Inc 4 .375 03/15/29 290,104

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Coterra Energy, Inc 5 .600% 03/15/34 $ 991,064
1,000,000 Coterra Energy, Inc 5 .400 02/15/35 969,691
1,500,000 Coterra Energy, Inc 5 .900 02/15/55 1,414,889
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,013,682
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,001,575
2,000,000 (a) Devon Energy Corp 4 .500 01/15/30 1,934,372
1,000,000 Devon Energy Corp 5 .200 09/15/34 949,274
885,000 (a) Devon Energy Corp 5 .600 07/15/41 817,963
700,000 Devon Energy Corp 4 .750 05/15/42 581,113
1,100,000 Devon Energy Corp 5 .000 06/15/45 918,731
1,000,000 Devon Energy Corp 5 .750 09/15/54 907,197
425,000 Diamondback Energy, Inc 3 .250 12/01/26 413,872
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,009,588
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 930,060
1,000,000 Diamondback Energy, Inc 5 .150 01/30/30 1,002,126
650,000 Diamondback Energy, Inc 3 .125 03/24/31 574,557
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,039,516
825,000 Diamondback Energy, Inc 5 .400 04/18/34 811,171
1,000,000 (a) Diamondback Energy, Inc 4 .400 03/24/51 774,793
450,000 Diamondback Energy, Inc 4 .250 03/15/52 339,347
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 997,576
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,407,644
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 938,733
3,000,000 Eastern Energy Gas Holdings LLC 5 .650 10/15/54 2,829,464
750,000 Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 686,903
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 174,888
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 169,512
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 287,159
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 226,125
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,419,808
100,000 Enbridge, Inc 4 .250 12/01/26 99,046
500,000 Enbridge, Inc 5 .250 04/05/27 505,950
100,000 Enbridge, Inc 3 .700 07/15/27 97,557
1,500,000 Enbridge, Inc 6 .000 11/15/28 1,552,564
500,000 Enbridge, Inc 5 .300 04/05/29 505,084
500,000 Enbridge, Inc 3 .125 11/15/29 457,729
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,053,050
500,000 Enbridge, Inc 5 .700 03/08/33 505,194
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,203,997
350,000 Enbridge, Inc 5 .625 04/05/34 352,061
300,000 Enbridge, Inc 4 .500 06/10/44 247,397
925,000 Enbridge, Inc 5 .500 12/01/46 880,888
1,000,000 Enbridge, Inc 4 .000 11/15/49 751,178
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,337,408
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,085,083
200,000 Enbridge, Inc 5 .950 04/05/54 197,676
750,000 Enbridge, Inc 7 .200 06/27/54 770,950
750,000 Enbridge, Inc 7 .375 03/15/55 778,802
1,000,000 Enbridge, Inc 8 .250 01/15/84 1,045,637
1,000,000 Enbridge, Inc 8 .500 01/15/84 1,110,653
200,000 Energy Transfer LP 5 .950 12/01/25 201,410
325,000 Energy Transfer LP 4 .750 01/15/26 324,542
400,000 Energy Transfer LP 3 .900 07/15/26 394,739
200,000 Energy Transfer LP 4 .400 03/15/27 198,082
250,000 Energy Transfer LP 4 .200 04/15/27 246,669
1,000,000 Energy Transfer LP 5 .550 02/15/28 1,015,180
1,250,000 Energy Transfer LP 4 .950 05/15/28 1,247,786
350,000 Energy Transfer LP 4 .950 06/15/28 349,382
1,000,000 Energy Transfer LP 6 .100 12/01/28 1,038,670
2,600,000 Energy Transfer LP 5 .250 04/15/29 2,609,266
1,000,000 Energy Transfer LP 5 .250 07/01/29 1,004,760
500,000 Energy Transfer LP 4 .150 09/15/29 479,868

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 3,125,000 Energy Transfer LP 3 .750% 05/15/30 $ 2,915,545
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,056,632
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,128,786
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,650,014
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,387,710
1,000,000 Energy Transfer LP 5 .600 09/01/34 999,122
400,000 Energy Transfer LP 4 .900 03/15/35 376,546
500,000 Energy Transfer LP 5 .800 06/15/38 491,434
140,000 Energy Transfer LP 7 .500 07/01/38 158,460
650,000 Energy Transfer LP 6 .500 02/01/42 673,130
100,000 Energy Transfer LP 6 .100 02/15/42 98,488
200,000 Energy Transfer LP 5 .150 02/01/43 176,238
200,000 Energy Transfer LP 5 .950 10/01/43 194,089
300,000 Energy Transfer LP 5 .300 04/01/44 268,326
100,000 Energy Transfer LP 5 .000 05/15/44 85,988
550,000 Energy Transfer LP 5 .150 03/15/45 481,324
200,000 Energy Transfer LP 5 .350 05/15/45 179,831
625,000 Energy Transfer LP 6 .125 12/15/45 616,872
500,000 Energy Transfer LP 5 .300 04/15/47 442,176
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,100,572
1,025,000 Energy Transfer LP 6 .000 06/15/48 990,058
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,752,303
2,175,000 Energy Transfer LP 5 .000 05/15/50 1,845,174
2,400,000 Energy Transfer LP 5 .950 05/15/54 2,320,194
1,000,000 Energy Transfer LP 6 .050 09/01/54 978,703
1,000,000 EnLink Midstream LLC 5 .650 09/01/34 996,662
1,000,000 EnLink Midstream Partners LP 5 .450 06/01/47 899,912
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 224,676
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 445,683
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 3,022,167
725,000 Enterprise Products Operating LLC 4 .150 10/16/28 707,614
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,349,252
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 678,011
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,511,892
1,500,000 Enterprise Products Operating LLC 4 .850 01/31/34 1,450,894
2,000,000 Enterprise Products Operating LLC 4 .950 02/15/35 1,935,651
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 497,608
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 179,727
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 473,939
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 277,021
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,586,420
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 713,891
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 444,625
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 541,530
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,130,011
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 747,244
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 649,508
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 936,749
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 174,692
2,000,000 Enterprise Products Operating LLC 5 .550 02/16/55 1,923,934
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,168,020
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 683,980
100,000 Enterprise Products Operating LLC 7 .733 08/16/77 99,375
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 382,034
475,000 EOG Resources, Inc 4 .150 01/15/26 472,626
500,000 EOG Resources, Inc 4 .375 04/15/30 485,936
200,000 EOG Resources, Inc 3 .900 04/01/35 177,811
200,000 EOG Resources, Inc 5 .100 01/15/36 195,071
500,000 EOG Resources, Inc 4 .950 04/15/50 444,601
1,500,000 EOG Resources, Inc 5 .650 12/01/54 1,468,893
2,000,000 EQT Corp 5 .750 02/01/34 1,988,037
400,000 Equinor ASA 1 .750 01/22/26 388,337

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 500,000 Equinor ASA 3 .000% 04/06/27 $ 484,777
1,500,000 Equinor ASA 3 .625 09/10/28 1,451,463
300,000 Equinor ASA 3 .125 04/06/30 276,426
1,175,000 Equinor ASA 2 .375 05/22/30 1,042,179
300,000 Equinor ASA 3 .625 04/06/40 242,378
200,000 Equinor ASA 5 .100 08/17/40 192,589
400,000 Equinor ASA 4 .250 11/23/41 342,940
300,000 Equinor ASA 3 .950 05/15/43 245,763
1,300,000 Equinor ASA 4 .800 11/08/43 1,195,751
750,000 Equinor ASA 3 .250 11/18/49 512,536
1,300,000 Equinor ASA 3 .700 04/06/50 962,541
2,500,000 Expand Energy Corp 5 .700 01/15/35 2,453,710
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 4,111,323
1,000,000 Exxon Mobil Corp 2 .275 08/16/26 966,818
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,715,432
1,000,000 (a) Exxon Mobil Corp 2 .440 08/16/29 912,610
750,000 Exxon Mobil Corp 3 .482 03/19/30 706,450
750,000 Exxon Mobil Corp 2 .610 10/15/30 668,241
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 756,297
3,250,000 Exxon Mobil Corp 4 .227 03/19/40 2,849,619
500,000 Exxon Mobil Corp 3 .567 03/06/45 375,847
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 993,608
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 932,662
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,727,022
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 1,962,761
75,000 Halliburton Co 3 .800 11/15/25 74,370
2,000,000 Halliburton Co 2 .920 03/01/30 1,799,806
500,000 Halliburton Co 4 .850 11/15/35 475,098
125,000 Halliburton Co 6 .700 09/15/38 136,107
125,000 Halliburton Co 7 .450 09/15/39 146,117
750,000 Halliburton Co 4 .750 08/01/43 653,415
2,825,000 (a) Halliburton Co 5 .000 11/15/45 2,522,104
1,000,000 (c) Helmerich & Payne, Inc 4 .650 12/01/27 987,166
1,000,000 (a),(c) Helmerich & Payne, Inc 4 .850 12/01/29 968,528
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 831,877
1,000,000 (a),(c) Helmerich & Payne, Inc 5 .500 12/01/34 949,469
2,100,000 Hess Corp 4 .300 04/01/27 2,078,572
200,000 Hess Corp 6 .000 01/15/40 208,269
1,190,000 Hess Corp 5 .600 02/15/41 1,175,217
900,000 Hess Corp 5 .800 04/01/47 900,567
200,000 HF Sinclair Corp 5 .875 04/01/26 201,493
1,000,000 HF Sinclair Corp 4 .500 10/01/30 940,973
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 325,060
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 559,001
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 336,164
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 435,428
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 370,722
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 182,503
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,422,054
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,772,350
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 996,603
1,000,000 Kinder Morgan, Inc 5 .100 08/01/29 999,863
450,000 Kinder Morgan, Inc 2 .000 02/15/31 376,671
300,000 Kinder Morgan, Inc 7 .750 01/15/32 340,825
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,187,816
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 976,903
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 984,754
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 3,214,101
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,495,351
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,050,616
500,000 Kinder Morgan, Inc 3 .250 08/01/50 316,649
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,687,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 750,000 Kinder Morgan, Inc 5 .450% 08/01/52 $ 681,944
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 976,968
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,081,641
500,000 Marathon Petroleum Corp 4 .700 05/01/25 499,426
200,000 Marathon Petroleum Corp 3 .800 04/01/28 192,965
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,346,910
450,000 Marathon Petroleum Corp 4 .750 09/15/44 373,456
250,000 Marathon Petroleum Corp 5 .850 12/15/45 237,769
600,000 Marathon Petroleum Corp 4 .500 04/01/48 468,457
200,000 Marathon Petroleum Corp 5 .000 09/15/54 164,550
2,800,000 MPLX LP 1 .750 03/01/26 2,703,346
100,000 MPLX LP 4 .125 03/01/27 98,516
150,000 MPLX LP 4 .250 12/01/27 147,644
475,000 MPLX LP 4 .000 03/15/28 460,834
2,125,000 MPLX LP 2 .650 08/15/30 1,859,435
500,000 MPLX LP 4 .950 09/01/32 482,057
1,000,000 MPLX LP 5 .000 03/01/33 960,411
1,050,000 MPLX LP 5 .500 06/01/34 1,034,849
975,000 MPLX LP 4 .500 04/15/38 849,749
375,000 MPLX LP 5 .200 03/01/47 332,924
700,000 MPLX LP 5 .200 12/01/47 619,308
825,000 MPLX LP 4 .700 04/15/48 675,999
850,000 MPLX LP 5 .500 02/15/49 780,435
2,000,000 MPLX LP 4 .950 03/14/52 1,680,645
600,000 MPLX LP 5 .650 03/01/53 559,155
1,600,000 MPLX LP 4 .900 04/15/58 1,291,839
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 466,528
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 593,648
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 981,390
1,500,000 Occidental Petroleum Corp 5 .500 12/01/25 1,504,182
1,500,000 Occidental Petroleum Corp 5 .550 03/15/26 1,505,265
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,000,475
1,000,000 Occidental Petroleum Corp 5 .200 08/01/29 992,153
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,713,078
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,092,992
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,639,888
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 979,151
1,000,000 Occidental Petroleum Corp 5 .550 10/01/34 972,674
3,000,000 Occidental Petroleum Corp 6 .450 09/15/36 3,071,187
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,514,347
1,150,000 Occidental Petroleum Corp 6 .050 10/01/54 1,091,108
130,000 ONEOK Partners LP 6 .650 10/01/36 138,098
250,000 ONEOK Partners LP 6 .850 10/15/37 269,191
100,000 ONEOK Partners LP 6 .125 02/01/41 99,589
100,000 ONEOK, Inc 5 .850 01/15/26 100,878
900,000 ONEOK, Inc 5 .000 03/01/26 901,386
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,276,772
1,000,000 ONEOK, Inc 4 .250 09/24/27 985,478
725,000 ONEOK, Inc 4 .550 07/15/28 714,455
2,000,000 ONEOK, Inc 5 .650 11/01/28 2,040,781
325,000 ONEOK, Inc 4 .350 03/15/29 316,403
500,000 ONEOK, Inc 3 .400 09/01/29 464,892
1,000,000 ONEOK, Inc 4 .400 10/15/29 969,502
500,000 ONEOK, Inc 3 .100 03/15/30 453,348
475,000 ONEOK, Inc 3 .250 06/01/30 431,047
2,000,000 ONEOK, Inc 5 .800 11/01/30 2,061,410
175,000 ONEOK, Inc 6 .350 01/15/31 183,978
1,000,000 ONEOK, Inc 4 .750 10/15/31 967,309
825,000 ONEOK, Inc 6 .100 11/15/32 853,735
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,543,542
1,000,000 ONEOK, Inc 5 .050 11/01/34 956,355
225,000 ONEOK, Inc 4 .250 09/15/46 172,862

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 675,000 ONEOK, Inc 4 .950% 07/13/47 $ 571,131
425,000 ONEOK, Inc 4 .200 10/03/47 322,223
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,188,890
525,000 ONEOK, Inc 4 .850 02/01/49 435,916
1,000,000 ONEOK, Inc 4 .450 09/01/49 779,941
500,000 ONEOK, Inc 4 .500 03/15/50 392,350
300,000 ONEOK, Inc 7 .150 01/15/51 325,659
1,500,000 ONEOK, Inc 6 .625 09/01/53 1,577,133
1,500,000 (a) ONEOK, Inc 5 .700 11/01/54 1,410,457
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,403,338
1,500,000 Ovintiv, Inc 5 .375 01/01/26 1,505,231
500,000 Ovintiv, Inc 5 .650 05/15/28 507,014
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,023,608
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,035,901
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,064,329
500,000 (a) Patterson-UTI Energy, Inc 7 .150 10/01/33 523,948
925,000 Phillips 66 1 .300 02/15/26 891,228
1,000,000 Phillips 66 3 .900 03/15/28 969,577
738,000 Phillips 66 4 .650 11/15/34 687,999
125,000 Phillips 66 5 .875 05/01/42 124,241
2,375,000 Phillips 66 4 .875 11/15/44 2,049,201
825,000 Phillips 66 3 .300 03/15/52 530,630
100,000 Phillips 66 Co 3 .550 10/01/26 98,188
1,000,000 Phillips 66 Co 4 .950 12/01/27 1,008,150
675,000 Phillips 66 Co 3 .750 03/01/28 653,514
500,000 Phillips 66 Co 3 .150 12/15/29 458,785
1,250,000 Phillips 66 Co 5 .250 06/15/31 1,253,333
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,114,897
1,000,000 Phillips 66 Co 4 .950 03/15/35 944,801
425,000 Phillips 66 Co 4 .680 02/15/45 355,051
350,000 Phillips 66 Co 4 .900 10/01/46 300,964
1,000,000 Phillips 66 Co 5 .650 06/15/54 943,700
1,000,000 Phillips 66 Co 5 .500 03/15/55 920,671
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,930,546
350,000 Pioneer Natural Resources Co 5 .100 03/29/26 352,410
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,485,366
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 1,023,486
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 2,065,292
1,500,000 Plains All American Pipeline LP 3 .550 12/15/29 1,395,172
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 927,982
1,750,000 Plains All American Pipeline LP 5 .700 09/15/34 1,746,358
100,000 Plains All American Pipeline LP 6 .650 01/15/37 104,795
250,000 Plains All American Pipeline LP 5 .150 06/01/42 221,872
300,000 Plains All American Pipeline LP 4 .700 06/15/44 247,593
300,000 Plains All American Pipeline LP 4 .900 02/15/45 254,430
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 277,614
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,680,554
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 536,992
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,453,012
1,000,000 Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,015,609
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 733,071
1,500,000 (a) Schlumberger Investment S.A. 2 .650 06/26/30 1,336,753
1,000,000 Schlumberger Investment S.A. 4 .850 05/15/33 978,591
1,000,000 (a) Schlumberger Investment S.A. 5 .000 06/01/34 981,270
4,000,000 Shell Finance US, Inc 2 .375 11/07/29 3,588,223
1,000,000 Shell Finance US, Inc 2 .750 04/06/30 901,294
500,000 (a) Shell Finance US, Inc 4 .125 05/11/35 458,334
1,200,000 Shell Finance US, Inc 4 .550 08/12/43 1,049,259
2,025,000 Shell Finance US, Inc 4 .375 05/11/45 1,693,114
650,000 Shell Finance US, Inc 4 .000 05/10/46 508,533
3,180,000 Shell Finance US, Inc 3 .750 09/12/46 2,390,476
1,500,000 Shell Finance US, Inc 3 .250 04/06/50 1,010,639

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 2,075,000 Shell International Finance BV 2 .875% 05/10/26 $ 2,028,745
925,000 Shell International Finance BV 2 .500 09/12/26 894,950
1,225,000 (a) Shell International Finance BV 3 .875 11/13/28 1,189,998
350,000 Shell International Finance BV 6 .375 12/15/38 380,933
100,000 Shell International Finance BV 5 .500 03/25/40 99,762
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,060,205
1,500,000 Shell International Finance BV 3 .125 11/07/49 987,975
2,000,000 Shell International Finance BV 3 .000 11/26/51 1,265,625
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,073,989
200,000 Spectra Energy Partners LP 5 .950 09/25/43 197,137
600,000 Spectra Energy Partners LP 4 .500 03/15/45 493,408
136,000 Suncor Energy, Inc 6 .800 05/15/38 144,791
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,149,519
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 700,904
2,000,000 Targa Resources Corp 5 .200 07/01/27 2,011,759
350,000 Targa Resources Corp 4 .200 02/01/33 317,805
750,000 Targa Resources Corp 6 .125 03/15/33 773,250
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,475,734
575,000 Targa Resources Corp 4 .950 04/15/52 484,265
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,247,305
750,000 Targa Resources Corp 6 .500 02/15/53 781,632
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,023,443
400,000 Targa Resources Partners LP 6 .150 03/01/29 415,181
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 1,003,145
500,000 Targa Resources Partners LP 6 .500 03/30/34 528,276
300,000 TC PipeLines LP 4 .375 03/13/25 299,454
350,000 TC PipeLines LP 3 .900 05/25/27 342,025
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,183,035
500,000 TotalEnergies Capital International S.A. 2 .434 01/10/25 499,722
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 857,520
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 555,842
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 351,377
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 982,664
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 648,269
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,093,715
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 298,689
1,000,000 TotalEnergies Capital S.A. 4 .724 09/10/34 961,215
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,221,972
1,700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 1,571,726
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 1,839,984
750,000 TotalEnergies Capital S.A. 5 .425 09/10/64 695,587
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,224,639
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,798,073
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,791,604
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 103,021
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 231,552
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 127,009
1,425,000 (a) TransCanada PipeLines Ltd 5 .100 03/15/49 1,299,156
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 717,543
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,165,704
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 455,500
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 706,157
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 369,570
1,225,000 (c) US LIQUIDSCO0 5 .584 10/01/34 1,191,434
1,225,000 (c) US LIQUIDSCO0 6 .176 10/01/54 1,185,726
750,000 (a) Valero Energy Corp 2 .150 09/15/27 701,143
342,000 Valero Energy Corp 4 .350 06/01/28 335,187
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,279,336
455,000 Valero Energy Corp 7 .500 04/15/32 510,678
850,000 Valero Energy Corp 6 .625 06/15/37 891,600
300,000 (a) Valero Energy Corp 4 .900 03/15/45 263,328
1,500,000 Valero Energy Corp 3 .650 12/01/51 1,011,207

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Valero Energy Corp 4 .000% 06/01/52 $ 712,834
300,000 Valero Energy Partners LP 4 .500 03/15/28 295,742
1,000,000 Veralto Corp 5 .350 09/18/28 1,012,782
1,000,000 Veralto Corp 5 .450 09/18/33 1,003,334
750,000 Western Midstream Operating LP 6 .350 01/15/29 775,629
2,000,000 Western Midstream Operating LP 4 .300 02/01/30 1,875,907
3,500,000 Western Midstream Operating LP 6 .150 04/01/33 3,567,426
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,448,874
925,000 Williams Cos, Inc 4 .000 09/15/25 920,221
1,300,000 Williams Cos, Inc 3 .750 06/15/27 1,267,136
1,300,000 Williams Cos, Inc 5 .300 08/15/28 1,312,421
1,000,000 Williams Cos, Inc 4 .900 03/15/29 992,601
500,000 Williams Cos, Inc 4 .800 11/15/29 493,295
3,500,000 Williams Cos, Inc 2 .600 03/15/31 3,013,913
1,000,000 Williams Cos, Inc 4 .650 08/15/32 951,750
625,000 Williams Cos, Inc 5 .650 03/15/33 630,556
1,000,000 Williams Cos, Inc 5 .150 03/15/34 972,243
300,000 Williams Cos, Inc 6 .300 04/15/40 312,047
300,000 Williams Cos, Inc 5 .800 11/15/43 292,972
300,000 Williams Cos, Inc 5 .400 03/04/44 280,977
1,000,000 Williams Cos, Inc 4 .900 01/15/45 873,326
225,000 Williams Cos, Inc 5 .100 09/15/45 202,027
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,447,891
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,021,983
500,000 Williams Cos, Inc 5 .300 08/15/52 457,086
1,000,000 Williams Cos, Inc 5 .800 11/15/54 978,633
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 951,237
575,000 Woodside Finance Ltd 5 .700 09/12/54 536,407
TOTAL ENERGY 467,263,232
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
550,000 Agree LP 2 .000 06/15/28 498,092
150,000 Agree LP 2 .900 10/01/30 132,928
200,000 Agree LP 4 .800 10/01/32 191,503
500,000 Agree LP 2 .600 06/15/33 401,874
1,000,000 Agree LP 5 .625 06/15/34 1,002,911
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 99,507
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 199,002
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 493,638
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 195,495
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 380,151
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 97,616
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 246,108
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,195,664
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 346,669
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 658,603
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 562,476
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 970,442
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 429,203
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 519,560
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 611,952
1,500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 1,020,864
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 178,144
500,000 (a) Alexandria Real Estate Equities, Inc 5 .625 05/15/54 478,650
1,000,000 American Assets Trust LP 3 .375 02/01/31 869,876
1,000,000 American Assets Trust LP 6 .150 10/01/34 994,561
500,000 American Homes 4 Rent LP 4 .900 02/15/29 495,994
250,000 American Homes 4 Rent LP 2 .375 07/15/31 209,165
750,000 American Homes 4 Rent LP 3 .625 04/15/32 670,457
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 995,873
600,000 American Homes 4 Rent LP 5 .250 03/15/35 583,833
250,000 American Homes 4 Rent LP 3 .375 07/15/51 164,529
500,000 American Homes 4 Rent LP 4 .300 04/15/52 389,335

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,350,000 American Tower Corp 1 .300% 09/15/25 $ 1,317,903
200,000 American Tower Corp 4 .400 02/15/26 198,979
1,000,000 American Tower Corp 1 .600 04/15/26 960,332
1,000,000 American Tower Corp 1 .450 09/15/26 945,380
425,000 American Tower Corp 3 .375 10/15/26 415,127
750,000 American Tower Corp 2 .750 01/15/27 720,359
500,000 American Tower Corp 3 .125 01/15/27 483,731
500,000 American Tower Corp 3 .650 03/15/27 488,189
150,000 American Tower Corp 3 .550 07/15/27 145,410
1,000,000 American Tower Corp 5 .500 03/15/28 1,014,782
1,250,000 American Tower Corp 5 .800 11/15/28 1,283,238
1,000,000 American Tower Corp 5 .200 02/15/29 1,005,911
350,000 American Tower Corp 3 .950 03/15/29 335,353
750,000 American Tower Corp 2 .900 01/15/30 675,435
1,000,000 American Tower Corp 5 .000 01/31/30 994,243
750,000 American Tower Corp 2 .100 06/15/30 642,704
725,000 American Tower Corp 1 .875 10/15/30 607,532
1,000,000 American Tower Corp 2 .700 04/15/31 863,306
1,000,000 American Tower Corp 2 .300 09/15/31 831,429
500,000 American Tower Corp 4 .050 03/15/32 463,773
1,000,000 American Tower Corp 5 .650 03/15/33 1,012,839
1,250,000 American Tower Corp 5 .900 11/15/33 1,287,701
1,000,000 American Tower Corp 5 .450 02/15/34 1,001,709
475,000 American Tower Corp 5 .400 01/31/35 469,815
1,350,000 American Tower Corp 3 .700 10/15/49 977,542
425,000 American Tower Corp 3 .100 06/15/50 272,610
1,000,000 (a) American Tower Corp 2 .950 01/15/51 618,349
1,000,000 Americold Realty Operating Partnership LP 5 .409 09/12/34 956,989
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 195,295
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 96,940
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,164,072
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 191,413
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 446,749
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 703,323
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 659,947
800,000 (a) AvalonBay Communities, Inc 2 .050 01/15/32 662,367
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 442,955
1,000,000 AvalonBay Communities, Inc 5 .300 12/07/33 1,001,310
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 502,683
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 318,568
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 165,315
1,500,000 Boston Properties LP 3 .200 01/15/25 1,498,793
275,000 Boston Properties LP 3 .650 02/01/26 271,043
700,000 Boston Properties LP 2 .750 10/01/26 673,735
500,000 Boston Properties LP 6 .750 12/01/27 521,383
550,000 Boston Properties LP 4 .500 12/01/28 535,177
50,000 Boston Properties LP 3 .400 06/21/29 45,882
750,000 Boston Properties LP 2 .900 03/15/30 662,352
1,000,000 (a) Boston Properties LP 3 .250 01/30/31 879,370
1,000,000 Boston Properties LP 2 .550 04/01/32 809,576
1,000,000 (a) Boston Properties LP 2 .450 10/01/33 770,565
500,000 (a) Boston Properties LP 6 .500 01/15/34 523,946
1,500,000 Boston Properties LP 5 .750 01/15/35 1,470,502
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 222,605
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 293,857
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 91,377
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 575,781
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 888,676
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 83,908
1,500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 1,485,369
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,008,209
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 412,944

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 750,000 Camden Property Trust 5 .850% 11/03/26 $ 765,021
100,000 Camden Property Trust 4 .100 10/15/28 97,252
325,000 Camden Property Trust 3 .150 07/01/29 301,872
100,000 Camden Property Trust 2 .800 05/15/30 89,745
750,000 Camden Property Trust 4 .900 01/15/34 728,020
500,000 Camden Property Trust 3 .350 11/01/49 343,867
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 967,745
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 879,803
175,000 Corporate Office Properties LP 2 .750 04/15/31 149,388
500,000 Cousins Properties LP 5 .375 02/15/32 491,060
500,000 Cousins Properties LP 5 .875 10/01/34 500,523
975,000 Crown Castle, Inc 4 .450 02/15/26 971,340
250,000 Crown Castle, Inc 3 .700 06/15/26 245,917
1,500,000 Crown Castle, Inc 1 .050 07/15/26 1,417,258
100,000 Crown Castle, Inc 4 .000 03/01/27 98,259
525,000 Crown Castle, Inc 3 .650 09/01/27 509,117
750,000 Crown Castle, Inc 5 .000 01/11/28 749,332
775,000 Crown Castle, Inc 3 .800 02/15/28 745,736
1,000,000 Crown Castle, Inc 4 .800 09/01/28 988,670
300,000 Crown Castle, Inc 4 .300 02/15/29 290,278
1,000,000 Crown Castle, Inc 5 .600 06/01/29 1,019,346
1,000,000 Crown Castle, Inc 4 .900 09/01/29 988,894
500,000 Crown Castle, Inc 3 .100 11/15/29 454,912
275,000 Crown Castle, Inc 3 .300 07/01/30 249,863
1,050,000 Crown Castle, Inc 2 .250 01/15/31 882,365
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,241,492
1,000,000 Crown Castle, Inc 2 .500 07/15/31 842,167
1,000,000 Crown Castle, Inc 5 .100 05/01/33 973,929
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,018,766
500,000 Crown Castle, Inc 5 .200 09/01/34 487,035
1,000,000 Crown Castle, Inc 2 .900 04/01/41 695,556
200,000 Crown Castle, Inc 4 .750 05/15/47 169,431
300,000 Crown Castle, Inc 5 .200 02/15/49 267,752
500,000 Crown Castle, Inc 4 .000 11/15/49 372,026
200,000 Crown Castle, Inc 4 .150 07/01/50 153,009
875,000 Crown Castle, Inc 3 .250 01/15/51 570,067
200,000 CubeSmart LP 3 .125 09/01/26 194,422
600,000 CubeSmart LP 2 .250 12/15/28 539,701
100,000 CubeSmart LP 4 .375 02/15/29 97,048
250,000 CubeSmart LP 3 .000 02/15/30 224,955
450,000 CubeSmart LP 2 .000 02/15/31 373,422
700,000 CubeSmart LP 2 .500 02/15/32 584,815
475,000 Digital Realty Trust LP 3 .700 08/15/27 461,739
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,320,980
300,000 Digital Realty Trust LP 4 .450 07/15/28 294,454
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 945,639
1,000,000 EPR Properties 3 .600 11/15/31 874,944
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,003,805
2,000,000 Equinix, Inc 1 .450 05/15/26 1,912,790
650,000 Equinix, Inc 2 .900 11/18/26 627,370
800,000 Equinix, Inc 1 .550 03/15/28 720,584
2,000,000 Equinix, Inc 2 .000 05/15/28 1,819,876
1,000,000 Equinix, Inc 3 .200 11/18/29 919,329
175,000 Equinix, Inc 2 .150 07/15/30 150,610
1,000,000 Equinix, Inc 2 .500 05/15/31 854,740
1,500,000 Equinix, Inc 3 .400 02/15/52 1,015,161
200,000 ERP Operating LP 2 .850 11/01/26 193,672
1,150,000 ERP Operating LP 3 .250 08/01/27 1,107,505
500,000 ERP Operating LP 3 .500 03/01/28 481,573
200,000 ERP Operating LP 4 .150 12/01/28 195,470
750,000 ERP Operating LP 3 .000 07/01/29 692,142
300,000 ERP Operating LP 2 .500 02/15/30 266,944

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 ERP Operating LP 1 .850% 08/01/31 $ 412,503
1,000,000 ERP Operating LP 4 .650 09/15/34 948,269
425,000 ERP Operating LP 4 .500 07/01/44 366,809
100,000 ERP Operating LP 4 .000 08/01/47 77,630
650,000 Essential Properties LP 2 .950 07/15/31 553,361
100,000 Essex Portfolio LP 3 .375 04/15/26 98,169
200,000 Essex Portfolio LP 3 .625 05/01/27 194,910
900,000 Essex Portfolio LP 4 .000 03/01/29 865,360
325,000 Essex Portfolio LP 3 .000 01/15/30 293,995
750,000 Essex Portfolio LP 1 .650 01/15/31 610,046
1,000,000 Essex Portfolio LP 2 .550 06/15/31 848,970
600,000 Essex Portfolio LP 5 .500 04/01/34 600,253
300,000 Essex Portfolio LP 4 .500 03/15/48 248,254
525,000 Extra Space Storage LP 3 .500 07/01/26 515,212
200,000 Extra Space Storage LP 3 .875 12/15/27 195,476
500,000 Extra Space Storage LP 3 .900 04/01/29 478,011
500,000 Extra Space Storage LP 4 .000 06/15/29 478,498
1,000,000 Extra Space Storage LP 5 .500 07/01/30 1,017,402
100,000 Extra Space Storage LP 2 .200 10/15/30 85,085
500,000 Extra Space Storage LP 5 .900 01/15/31 515,762
700,000 Extra Space Storage LP 2 .550 06/01/31 595,317
450,000 Extra Space Storage LP 2 .400 10/15/31 373,909
500,000 Extra Space Storage LP 2 .350 03/15/32 408,479
750,000 Extra Space Storage LP 5 .400 02/01/34 742,755
300,000 Federal Realty OP LP 1 .250 02/15/26 287,986
50,000 Federal Realty OP LP 3 .250 07/15/27 48,109
1,000,000 Federal Realty OP LP 5 .375 05/01/28 1,010,099
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,197,359
300,000 Federal Realty OP LP 3 .500 06/01/30 275,184
200,000 Federal Realty OP LP 4 .500 12/01/44 167,373
1,300,000 GLP Capital LP 5 .250 06/01/25 1,299,701
150,000 GLP Capital LP 5 .375 04/15/26 150,002
750,000 GLP Capital LP 5 .750 06/01/28 756,844
200,000 GLP Capital LP 5 .300 01/15/29 198,550
500,000 GLP Capital LP 4 .000 01/15/30 465,690
500,000 GLP Capital LP 4 .000 01/15/31 457,332
750,000 GLP Capital LP 3 .250 01/15/32 642,378
1,000,000 GLP Capital LP 6 .750 12/01/33 1,058,575
800,000 Healthcare Realty Holdings LP 3 .500 08/01/26 781,817
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 94,982
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 449,339
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 85,743
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 797,115
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 141,771
100,000 Healthpeak OP LLC 3 .250 07/15/26 97,745
1,500,000 Healthpeak OP LLC 1 .350 02/01/27 1,398,409
325,000 Healthpeak OP LLC 2 .125 12/01/28 292,148
600,000 Healthpeak OP LLC 3 .500 07/15/29 561,394
1,000,000 Healthpeak OP LLC 3 .000 01/15/30 904,967
175,000 Healthpeak OP LLC 2 .875 01/15/31 154,101
30,000 Healthpeak OP LLC 6 .750 02/01/41 32,454
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 744,383
100,000 Highwoods Realty LP 3 .875 03/01/27 97,221
150,000 Highwoods Realty LP 4 .125 03/15/28 143,500
250,000 Highwoods Realty LP 4 .200 04/15/29 237,301
500,000 Highwoods Realty LP 3 .050 02/15/30 440,957
775,000 Highwoods Realty LP 2 .600 02/01/31 645,513
1,000,000 Highwoods Realty LP 7 .650 02/01/34 1,109,897
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 199,135
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 99,415
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 457,419
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 769,796

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 200,000 Host Hotels & Resorts LP 2 .900% 12/15/31 $ 170,170
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 99,836
1,000,000 (a) Host Hotels & Resorts LP 5 .500 04/15/35 978,875
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 270,782
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 506,666
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 405,690
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 530,320
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 497,074
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 597,847
1,000,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 946,022
250,000 Kilroy Realty LP 4 .750 12/15/28 244,070
200,000 Kilroy Realty LP 4 .250 08/15/29 188,452
750,000 Kilroy Realty LP 3 .050 02/15/30 658,259
500,000 Kilroy Realty LP 2 .500 11/15/32 387,954
1,000,000 Kilroy Realty LP 2 .650 11/15/33 764,598
400,000 Kilroy Realty LP 6 .250 01/15/36 396,839
625,000 Kimco Realty OP LLC 2 .800 10/01/26 604,529
200,000 Kimco Realty OP LLC 3 .800 04/01/27 195,877
500,000 Kimco Realty OP LLC 1 .900 03/01/28 456,747
750,000 Kimco Realty OP LLC 2 .700 10/01/30 665,794
1,000,000 Kimco Realty OP LLC 2 .250 12/01/31 829,781
500,000 Kimco Realty OP LLC 4 .600 02/01/33 475,958
1,000,000 Kimco Realty OP LLC 4 .850 03/01/35 952,348
200,000 Kimco Realty OP LLC 4 .250 04/01/45 161,902
175,000 Kimco Realty OP LLC 4 .125 12/01/46 137,484
100,000 Kimco Realty OP LLC 4 .450 09/01/47 82,410
500,000 Kimco Realty OP LLC 3 .700 10/01/49 362,806
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,064,159
500,000 Kite Realty Group LP 4 .950 12/15/31 486,467
400,000 Kite Realty Group LP 5 .500 03/01/34 397,854
350,000 Kite Realty Group Trust 4 .750 09/15/30 341,713
750,000 LXP Industrial Trust 6 .750 11/15/28 785,325
750,000 LXP Industrial Trust 2 .700 09/15/30 648,616
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 942,031
750,000 Mid-America Apartments LP 3 .600 06/01/27 732,156
200,000 Mid-America Apartments LP 4 .200 06/15/28 195,537
625,000 Mid-America Apartments LP 3 .950 03/15/29 601,985
175,000 Mid-America Apartments LP 2 .750 03/15/30 156,592
250,000 Mid-America Apartments LP 1 .700 02/15/31 205,840
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,004,131
500,000 (a) Mid-America Apartments LP 5 .000 03/15/34 486,358
500,000 Mid-America Apartments LP 4 .950 03/01/35 481,818
150,000 Mid-America Apartments LP 2 .875 09/15/51 92,496
500,000 National Health Investors, Inc 3 .000 02/01/31 429,526
1,550,000 NNN REIT, Inc 3 .500 10/15/27 1,496,779
300,000 NNN REIT, Inc 2 .500 04/15/30 262,578
200,000 NNN REIT, Inc 5 .600 10/15/33 201,695
1,000,000 NNN REIT, Inc 5 .500 06/15/34 995,876
500,000 NNN REIT, Inc 3 .100 04/15/50 314,624
1,000,000 NNN REIT, Inc 3 .000 04/15/52 606,954
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 197,440
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 813,831
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 461,180
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 443,434
1,000,000 OMEGA Healthcare Investors, Inc 3 .250 04/15/33 836,268
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625 11/15/31 836,187
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 1,001,145
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 940,344
200,000 Physicians Realty LP 4 .300 03/15/27 197,849
200,000 Physicians Realty LP 3 .950 01/15/28 194,075
1,000,000 Physicians Realty LP 2 .625 11/01/31 845,105
750,000 Piedmont Operating Partnership LP 6 .875 07/15/29 770,579

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Piedmont Operating Partnership LP 2 .750% 04/01/32 $ 794,228
100,000 Prologis LP 3 .250 10/01/26 97,878
100,000 Prologis LP 4 .375 02/01/29 98,290
500,000 Prologis LP 2 .250 04/15/30 437,383
1,000,000 Prologis LP 1 .625 03/15/31 816,500
100,000 Prologis LP 4 .375 09/15/48 82,565
500,000 Prologis LP 3 .000 04/15/50 320,444
500,000 Prologis LP 2 .125 10/15/50 262,062
100,000 ProLogis LP 3 .250 06/30/26 98,127
1,000,000 ProLogis LP 3 .375 12/15/27 967,528
750,000 ProLogis LP 4 .875 06/15/28 751,825
100,000 ProLogis LP 4 .000 09/15/28 97,367
225,000 ProLogis LP 2 .875 11/15/29 205,980
200,000 ProLogis LP 1 .750 07/01/30 168,578
775,000 ProLogis LP 2 .250 01/15/32 644,977
1,000,000 ProLogis LP 4 .625 01/15/33 963,822
750,000 ProLogis LP 4 .750 06/15/33 725,893
750,000 ProLogis LP 5 .125 01/15/34 739,110
1,000,000 ProLogis LP 5 .000 03/15/34 976,659
1,000,000 ProLogis LP 5 .150 01/31/35 974,406
500,000 ProLogis LP 3 .050 03/01/50 323,330
1,250,000 ProLogis LP 5 .250 06/15/53 1,167,040
1,250,000 ProLogis LP 5 .250 03/15/54 1,166,061
1,500,000 Public Storage 0 .875 02/15/26 1,439,517
750,000 Public Storage 1 .500 11/09/26 709,464
200,000 Public Storage 3 .094 09/15/27 192,318
750,000 Public Storage 1 .950 11/09/28 675,033
500,000 Public Storage 3 .385 05/01/29 471,815
250,000 Public Storage 2 .250 11/09/31 209,116
1,000,000 Public Storage 5 .100 08/01/33 995,529
1,500,000 Public Storage 5 .350 08/01/53 1,425,825
1,000,000 Rayonier LP 2 .750 05/17/31 847,701
750,000 Realty Income Corp 0 .750 03/15/26 715,083
425,000 Realty Income Corp 4 .875 06/01/26 426,027
200,000 Realty Income Corp 4 .125 10/15/26 198,119
200,000 Realty Income Corp 3 .000 01/15/27 193,413
300,000 Realty Income Corp 3 .200 01/15/27 290,859
650,000 Realty Income Corp 3 .950 08/15/27 639,087
1,000,000 Realty Income Corp 3 .400 01/15/28 959,594
1,000,000 Realty Income Corp 3 .650 01/15/28 965,504
1,000,000 Realty Income Corp 2 .100 03/15/28 919,052
500,000 Realty Income Corp 2 .200 06/15/28 457,546
750,000 Realty Income Corp 4 .700 12/15/28 746,242
500,000 Realty Income Corp 4 .750 02/15/29 496,301
500,000 Realty Income Corp 3 .250 06/15/29 465,889
500,000 Realty Income Corp 4 .000 07/15/29 480,840
500,000 Realty Income Corp 3 .100 12/15/29 459,045
300,000 Realty Income Corp 3 .400 01/15/30 278,891
1,000,000 Realty Income Corp 4 .850 03/15/30 993,703
1,500,000 Realty Income Corp 3 .250 01/15/31 1,354,379
500,000 Realty Income Corp 3 .200 02/15/31 448,486
750,000 Realty Income Corp 1 .800 03/15/33 573,909
750,000 Realty Income Corp 4 .900 07/15/33 726,624
500,000 Realty Income Corp 5 .125 02/15/34 489,975
300,000 Realty Income Corp 4 .650 03/15/47 258,453
1,000,000 Realty Income Corp 5 .375 09/01/54 949,256
200,000 Regency Centers Corp 5 .250 01/15/34 197,096
375,000 Regency Centers LP 3 .600 02/01/27 365,953
125,000 Regency Centers LP 4 .125 03/15/28 121,942
425,000 Regency Centers LP 2 .950 09/15/29 389,584
500,000 Regency Centers LP 3 .700 06/15/30 466,988
425,000 Regency Centers LP 5 .100 01/15/35 414,968

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 200,000 Regency Centers LP 4 .400% 02/01/47 $ 164,593
300,000 Regency Centers LP 4 .650 03/15/49 253,642
500,000 Retail Opportunity Investments Partnership LP 6 .750 10/15/28 529,866
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 498,100
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 837,479
300,000 Sabra Health Care LP 5 .125 08/15/26 299,765
1,000,000 Sabra Health Care LP 3 .200 12/01/31 857,956
1,000,000 Safehold GL Holdings LLC 2 .800 06/15/31 853,807
1,000,000 Safehold GL Holdings LLC 6 .100 04/01/34 1,017,374
500,000 Safehold GL Holdings LLC 5 .650 01/15/35 487,875
625,000 Simon Property Group LP 3 .300 01/15/26 616,928
350,000 Simon Property Group LP 3 .250 11/30/26 341,417
1,000,000 Simon Property Group LP 1 .375 01/15/27 937,723
200,000 Simon Property Group LP 3 .375 06/15/27 194,465
300,000 Simon Property Group LP 3 .375 12/01/27 290,550
1,000,000 Simon Property Group LP 1 .750 02/01/28 914,793
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,573,608
750,000 Simon Property Group LP 2 .650 07/15/30 667,539
1,000,000 Simon Property Group LP 2 .200 02/01/31 850,572
500,000 Simon Property Group LP 2 .250 01/15/32 415,030
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,276,633
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,016,767
500,000 Simon Property Group LP 6 .250 01/15/34 530,226
1,000,000 Simon Property Group LP 4 .750 09/26/34 947,457
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,234,061
300,000 Simon Property Group LP 4 .250 11/30/46 244,679
500,000 Simon Property Group LP 3 .250 09/13/49 335,847
750,000 Simon Property Group LP 3 .800 07/15/50 552,096
1,000,000 Simon Property Group LP 5 .850 03/08/53 1,006,914
500,000 (a) Simon Property Group LP 6 .650 01/15/54 556,511
500,000 STORE Capital Corp 4 .625 03/15/29 481,632
500,000 STORE Capital Corp 2 .750 11/18/30 431,510
500,000 Sun Communities Operating LP 2 .300 11/01/28 450,746
500,000 Sun Communities Operating LP 5 .500 01/15/29 503,551
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 912,994
500,000 Sun Communities Operating LP 5 .700 01/15/33 498,001
100,000 Tanger Properties LP 3 .125 09/01/26 96,798
250,000 Tanger Properties LP 3 .875 07/15/27 242,688
500,000 Tanger Properties LP 2 .750 09/01/31 421,732
200,000 UDR, Inc 3 .500 07/01/27 193,789
200,000 UDR, Inc 3 .500 01/15/28 191,271
600,000 UDR, Inc 3 .200 01/15/30 549,187
1,000,000 UDR, Inc 3 .000 08/15/31 878,170
750,000 UDR, Inc 2 .100 08/01/32 595,454
500,000 UDR, Inc 1 .900 03/15/33 384,144
1,000,000 UDR, Inc 5 .125 09/01/34 969,780
300,000 UDR, Inc 3 .100 11/01/34 244,307
120,000 Ventas Realty LP 4 .125 01/15/26 119,040
200,000 Ventas Realty LP 3 .250 10/15/26 194,532
1,000,000 Ventas Realty LP 4 .000 03/01/28 973,079
525,000 Ventas Realty LP 4 .400 01/15/29 511,032
350,000 Ventas Realty LP 3 .000 01/15/30 316,170
500,000 Ventas Realty LP 4 .750 11/15/30 488,942
1,025,000 Ventas Realty LP 2 .500 09/01/31 865,780
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,006,851
1,000,000 Ventas Realty LP 5 .000 01/15/35 955,462
300,000 Ventas Realty LP 4 .375 02/01/45 244,713
300,000 Ventas Realty LP 4 .875 04/15/49 258,180
850,000 VICI Properties LP 4 .750 02/15/28 842,855
750,000 VICI Properties LP 4 .950 02/15/30 735,152
1,000,000 VICI Properties LP 5 .125 11/15/31 975,456
1,000,000 (a) VICI Properties LP 5 .750 04/01/34 1,009,072

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 VICI Properties LP 5 .625% 05/15/52 $ 930,395
1,000,000 VICI Properties LP 6 .125 04/01/54 993,568
600,000 Welltower OP LLC 4 .250 04/01/26 596,942
500,000 Welltower OP LLC 2 .700 02/15/27 480,569
600,000 Welltower OP LLC 4 .250 04/15/28 587,418
1,000,000 Welltower OP LLC 2 .050 01/15/29 894,110
500,000 Welltower OP LLC 4 .125 03/15/29 483,470
425,000 Welltower OP LLC 3 .100 01/15/30 386,960
400,000 Welltower OP LLC 2 .750 01/15/31 349,130
1,000,000 Welltower OP LLC 2 .800 06/01/31 870,213
500,000 Welltower OP LLC 2 .750 01/15/32 425,326
150,000 Welltower OP LLC 3 .850 06/15/32 137,209
300,000 Welltower OP LLC 4 .950 09/01/48 269,400
1,000,000 Weyerhaeuser Co 4 .750 05/15/26 1,000,067
500,000 Weyerhaeuser Co 4 .000 11/15/29 476,954
500,000 Weyerhaeuser Co 4 .000 04/15/30 473,815
304,000 Weyerhaeuser Co 7 .375 03/15/32 338,413
300,000 Weyerhaeuser Co 3 .375 03/09/33 260,465
1,375,000 (a) Weyerhaeuser Co 4 .000 03/09/52 1,036,505
1,000,000 (a) WP Carey, Inc 3 .850 07/15/29 950,559
750,000 WP Carey, Inc 2 .400 02/01/31 637,385
500,000 WP Carey, Inc 2 .450 02/01/32 411,952
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 247,581,958
FINANCIAL SERVICES - 2.6%
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 299,289
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 483,814
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 497,401
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,393,232
3,895,000 AerCap Ireland Capital DAC 6 .450 04/15/27 4,016,209
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 242,560
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 993,325
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 193,697
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 1,018,914
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,342,642
1,000,000 AerCap Ireland Capital DAC 5 .100 01/19/29 998,670
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,466,984
4,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 4,177,778
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 609,924
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,703,243
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 980,469
1,500,000 (a) AerCap Ireland Capital DAC 4 .950 09/10/34 1,428,108
800,000 (a) AerCap Ireland Capital DAC 3 .850 10/29/41 626,120
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 257,293
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 914,861
500,000 Affiliated Managers Group, Inc 5 .500 08/20/34 495,006
1,000,000 Ally Financial, Inc 4 .750 06/09/27 993,179
400,000 Ally Financial, Inc 7 .100 11/15/27 422,177
1,000,000 (a) Ally Financial, Inc 2 .200 11/02/28 889,687
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,562,670
500,000 Ally Financial, Inc 6 .848 01/03/30 518,335
750,000 Ally Financial, Inc 5 .543 01/17/31 739,420
2,000,000 (a) Ally Financial, Inc 8 .000 11/01/31 2,211,257
1,000,000 (a) Ally Financial, Inc 6 .184 07/26/35 988,483
1,000,000 American Express Co 4 .200 11/06/25 997,663
1,500,000 American Express Co 4 .900 02/13/26 1,504,836
2,500,000 American Express Co 3 .125 05/20/26 2,448,894
2,000,000 American Express Co 1 .650 11/04/26 1,894,955
1,500,000 American Express Co 2 .550 03/04/27 1,436,052
1,500,000 American Express Co 5 .850 11/05/27 1,546,471
1,000,000 American Express Co 5 .043 07/26/28 1,005,236
575,000 (a) American Express Co 4 .050 05/03/29 561,355
1,000,000 American Express Co 5 .282 07/27/29 1,011,248

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 American Express Co 5 .532% 04/25/30 $ 1,018,202
1,500,000 American Express Co 6 .489 10/30/31 1,603,324
2,700,000 American Express Co 4 .989 05/26/33 2,632,687
1,000,000 (a) American Express Co 4 .420 08/03/33 949,145
3,000,000 American Express Co 5 .043 05/01/34 2,947,713
1,000,000 American Express Co 5 .625 07/28/34 1,009,738
500,000 American Express Co 5 .915 04/25/35 510,860
1,000,000 American Express Co 5 .284 07/26/35 988,972
525,000 American Express Co 4 .050 12/03/42 439,548
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 194,564
750,000 Ameriprise Financial, Inc 5 .700 12/15/28 772,724
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 336,364
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 998,240
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 913,303
750,000 (a),(c) Apollo Debt Solutions BDC 6 .900 04/13/29 775,865
1,100,000 (c) Apollo Debt Solutions BDC 6 .700 07/29/31 1,129,699
1,500,000 Apollo Global Management, Inc 5 .800 05/21/54 1,506,343
1,000,000 (a) Apollo Global Management, Inc 6 .000 12/15/54 984,424
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,186,277
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,434,184
850,000 Ares Capital Corp 7 .000 01/15/27 881,027
750,000 Ares Capital Corp 2 .875 06/15/28 691,343
750,000 Ares Capital Corp 5 .875 03/01/29 756,350
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,011,127
750,000 Ares Capital Corp 3 .200 11/15/31 644,687
500,000 Ares Management Corp 6 .375 11/10/28 523,272
1,000,000 Ares Management Corp 5 .600 10/11/54 951,010
500,000 (c) Ares Strategic Income Fund 5 .700 03/15/28 499,930
1,000,000 (c) Ares Strategic Income Fund 6 .350 08/15/29 1,017,839
1,000,000 (a),(c) Ares Strategic Income Fund 5 .600 02/15/30 988,287
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 952,325
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,440,964
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 489,092
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 483,994
1,000,000 Bank of New York Mellon Corp 2 .050 01/26/27 952,336
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 291,153
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 964,619
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 585,295
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,808,410
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,004,037
775,000 Bank of New York Mellon Corp 5 .802 10/25/28 795,594
1,500,000 Bank of New York Mellon Corp 4 .543 02/01/29 1,488,644
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 371,582
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,050,581
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,001,371
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 493,856
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,239,877
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 828,558
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 997,459
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 471,857
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,035,619
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 961,498
2,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 1,960,052
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,079,784
1,000,000 Bank of New York Mellon Corp 5 .188 03/14/35 989,876
1,000,000 Bank of New York Mellon Corp 5 .225 11/20/35 995,212
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 452,695
1,000,000 Barings BDC, Inc 3 .300 11/23/26 959,477
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,363,171
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 739,137
500,000 BGC Group, Inc 8 .000 05/25/28 530,804
500,000 BGC Group, Inc 6 .600 06/10/29 512,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 BlackRock Funding, Inc 4 .700% 03/14/29 $ 1,000,736
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 987,529
1,500,000 BlackRock Funding, Inc 4 .900 01/08/35 1,469,659
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 944,664
1,500,000 BlackRock Funding, Inc 5 .350 01/08/55 1,431,910
1,000,000 BlackRock TCP Capital Corp 2 .850 02/09/26 972,059
500,000 (a) BlackRock TCP Capital Corp 6 .950 05/30/29 521,174
850,000 (a) BlackRock, Inc 3 .250 04/30/29 802,989
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,221,812
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,647,001
1,000,000 BlackRock, Inc 4 .750 05/25/33 979,201
1,500,000 Blackstone Private Credit Fund 7 .050 09/29/25 1,521,943
1,800,000 Blackstone Private Credit Fund 2 .625 12/15/26 1,715,298
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 957,446
500,000 Blackstone Private Credit Fund 7 .300 11/27/28 525,859
1,000,000 (a) Blackstone Private Credit Fund 4 .000 01/15/29 944,870
500,000 Blackstone Private Credit Fund 5 .950 07/16/29 503,294
500,000 (c) Blackstone Private Credit Fund 5 .600 11/22/29 493,652
1,000,000 (c) Blackstone Private Credit Fund 5 .250 04/01/30 972,101
500,000 Blackstone Private Credit Fund 6 .250 01/25/31 508,408
500,000 (c) Blackstone Private Credit Fund 6 .000 11/22/34 487,844
2,000,000 Blackstone Reg Finance Co LLC 5 .000 12/06/34 1,933,453
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 739,213
1,400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 1,343,725
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 936,039
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 507,859
1,200,000 Blackstone Secured Lending Fund 5 .350 04/13/28 1,196,831
1,000,000 Blue Owl Capital Corp 4 .250 01/15/26 989,811
750,000 Blue Owl Capital Corp 3 .400 07/15/26 726,664
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 909,427
1,500,000 Blue Owl Capital Corp 5 .950 03/15/29 1,505,964
300,000 Blue Owl Capital Corp II 8 .450 11/15/26 314,434
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 943,692
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 985,712
750,000 (a) Blue Owl Credit Income Corp 7 .750 09/16/27 787,554
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 743,287
1,000,000 (c) Blue Owl Credit Income Corp 6 .600 09/15/29 1,019,974
1,000,000 (c) Blue Owl Credit Income Corp 5 .800 03/15/30 984,908
500,000 Blue Owl Credit Income Corp 6 .650 03/15/31 508,905
1,500,000 Blue Owl Finance LLC 6 .250 04/18/34 1,541,012
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 937,847
1,000,000 (c) Blue Owl Technology Finance Corp II 6 .750 04/04/29 1,006,129
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 299,875
1,000,000 Brookfield Capital Finance LLC 6 .087 06/14/33 1,034,647
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 826,216
200,000 Brookfield Finance, Inc 4 .250 06/02/26 198,677
600,000 Brookfield Finance, Inc 3 .900 01/25/28 583,709
600,000 Brookfield Finance, Inc 4 .850 03/29/29 595,794
500,000 Brookfield Finance, Inc 6 .350 01/05/34 526,971
500,000 Brookfield Finance, Inc 5 .675 01/15/35 503,490
725,000 Brookfield Finance, Inc 4 .700 09/20/47 624,840
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 689,268
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 695,678
750,000 (a) Brookfield Finance, Inc 5 .968 03/04/54 758,070
1,000,000 California Endowment 2 .498 04/01/51 591,152
850,000 Capital One Financial Corp 4 .200 10/29/25 844,436
700,000 Capital One Financial Corp 3 .750 07/28/26 686,988
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,049,558
1,000,000 Capital One Financial Corp 3 .650 05/11/27 973,493
1,000,000 Capital One Financial Corp 1 .878 11/02/27 944,925
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,606,118
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,395,495

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 2,000,000 Capital One Financial Corp 5 .468% 02/01/29 $ 2,013,887
1,000,000 Capital One Financial Corp 6 .312 06/08/29 1,032,599
1,500,000 Capital One Financial Corp 5 .700 02/01/30 1,520,555
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,849,078
750,000 Capital One Financial Corp 5 .247 07/26/30 747,696
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,002,927
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,104,105
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,038,107
1,000,000 Capital One Financial Corp 2 .618 11/02/32 828,167
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,004,325
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,038,280
1,000,000 (a) Capital One Financial Corp 6 .051 02/01/35 1,016,051
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,005,823
500,000 Carlyle Secured Lending, Inc 6 .750 02/18/30 510,189
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 441,780
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 829,777
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 434,409
350,000 Charles Schwab Corp 3 .625 04/01/25 348,972
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,434,993
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,432,204
1,000,000 Charles Schwab Corp 5 .875 08/24/26 1,017,032
500,000 Charles Schwab Corp 3 .200 03/02/27 484,225
350,000 Charles Schwab Corp 2 .450 03/03/27 334,220
525,000 Charles Schwab Corp 3 .300 04/01/27 509,915
200,000 Charles Schwab Corp 3 .200 01/25/28 191,384
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,831,954
300,000 Charles Schwab Corp 4 .000 02/01/29 290,697
1,000,000 Charles Schwab Corp 5 .643 05/19/29 1,020,216
500,000 Charles Schwab Corp 2 .750 10/01/29 454,946
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,563,571
1,500,000 (a) Charles Schwab Corp 1 .650 03/11/31 1,228,130
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,275,082
1,000,000 Charles Schwab Corp 1 .950 12/01/31 815,721
1,000,000 Charles Schwab Corp 2 .900 03/03/32 860,547
750,000 (a) Charles Schwab Corp 6 .136 08/24/34 787,442
1,500,000 CI Financial Corp 3 .200 12/17/30 1,275,412
500,000 CME Group, Inc 3 .750 06/15/28 486,685
1,500,000 CME Group, Inc 2 .650 03/15/32 1,292,598
400,000 CME Group, Inc 5 .300 09/15/43 400,000
500,000 CME Group, Inc 4 .150 06/15/48 412,570
1,000,000 Consumers 2023 Securitization Funding LLC 5 .210 09/01/30 1,010,087
1,000,000 Corebridge Financial, Inc 3 .650 04/05/27 972,292
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 954,907
2,000,000 (a) Corebridge Financial, Inc 3 .900 04/05/32 1,820,311
750,000 Corebridge Financial, Inc 6 .050 09/15/33 775,753
475,000 Corebridge Financial, Inc 5 .750 01/15/34 483,848
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 832,473
500,000 Corebridge Financial, Inc 4 .400 04/05/52 401,672
1,000,000 (a) Corebridge Financial, Inc 6 .875 12/15/52 1,026,220
1,800,000 Deutsche Bank AG. 4 .100 01/13/26 1,789,357
800,000 Deutsche Bank AG. 6 .720 01/18/29 830,665
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 847,157
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,573,283
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 707,471
200,000 Discover Bank 4 .250 03/13/26 198,346
1,125,000 Discover Bank 3 .450 07/27/26 1,099,742
300,000 Discover Bank 5 .974 08/09/28 305,506
350,000 Discover Bank 4 .650 09/13/28 342,769
325,000 Discover Bank 2 .700 02/06/30 286,778
200,000 Discover Financial Services 4 .500 01/30/26 199,159
350,000 Discover Financial Services 4 .100 02/09/27 343,680
500,000 Discover Financial Services 6 .700 11/29/32 532,889

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,500,000 Discover Financial Services 7 .964% 11/02/34 $ 1,714,289
200,000 Eaton Vance Corp 3 .500 04/06/27 194,782
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,019,008
750,000 Equitable Holdings, Inc 5 .594 01/11/33 756,963
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,020,884
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 960,404
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,438,869
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,484,888
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 308,735
900,000 Fiserv, Inc 3 .200 07/01/26 880,179
1,000,000 Fiserv, Inc 5 .450 03/02/28 1,015,765
1,000,000 Fiserv, Inc 5 .375 08/21/28 1,013,671
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,055,540
1,000,000 Fiserv, Inc 4 .750 03/15/30 987,824
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,922,439
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,016,499
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,017,631
700,000 Fiserv, Inc 5 .450 03/15/34 700,426
1,000,000 Fiserv, Inc 5 .150 08/12/34 977,131
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,877,779
750,000 Ford Foundation 2 .415 06/01/50 438,890
525,000 Ford Foundation 2 .815 06/01/70 295,005
750,000 (c) Franklin BSP Capital Corp 7 .200 06/15/29 764,630
1,500,000 (a) Franklin Resources, Inc 1 .600 10/30/30 1,247,623
500,000 Franklin Resources, Inc 2 .950 08/12/51 310,189
750,000 FS KKR Capital Corp 3 .400 01/15/26 735,486
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 946,503
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,358,351
500,000 FS KKR Capital Corp 6 .875 08/15/29 517,106
1,000,000 FS KKR Capital Corp 6 .125 01/15/30 999,262
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,547,376
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,396,548
300,000 Global Payments, Inc 4 .800 04/01/26 299,292
1,000,000 Global Payments, Inc 2 .150 01/15/27 947,801
500,000 Global Payments, Inc 4 .950 08/15/27 500,679
500,000 Global Payments, Inc 4 .450 06/01/28 488,791
475,000 Global Payments, Inc 3 .200 08/15/29 435,089
500,000 Global Payments, Inc 5 .300 08/15/29 500,875
325,000 Global Payments, Inc 2 .900 05/15/30 289,344
500,000 Global Payments, Inc 5 .400 08/15/32 499,660
1,250,000 Global Payments, Inc 4 .150 08/15/49 931,355
500,000 (a) Global Payments, Inc 5 .950 08/15/52 484,692
500,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 489,258
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,023,713
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 415,539
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 128,096
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,876,223
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,727,856
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 6,167,058
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,907,523
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,917,298
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,346,398
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,976,857
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 8,199,255
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,481,181
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,095,552
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,214,484
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,344,451
5,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 5,103,041
4,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 3,976,229
3,000,000 Goldman Sachs Group, Inc 4 .692 10/23/30 2,937,100
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 4,126,289

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 2,050,000 Goldman Sachs Group, Inc 2 .615% 04/22/32 $ 1,746,856
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 2,125,173
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,267,843
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,723,738
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,224,788
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,445,356
7,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 6,869,332
4,000,000 Goldman Sachs Group, Inc 5 .016 10/23/35 3,828,086
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 963,504
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,053,515
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 3,987,922
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,605,351
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,384,564
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,488,819
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,082,739
1,650,000 (a) Goldman Sachs Group, Inc 5 .150 05/22/45 1,521,653
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 176,982
3,000,000 Goldman Sachs Group, Inc 5 .561 11/19/45 2,897,270
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,190,734
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 928,351
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 311,164
700,000 Golub Capital BDC, Inc 6 .000 07/15/29 699,431
1,000,000 (c) Golub Capital Private Credit Fund 5 .800 09/12/29 979,160
1,325,000 (c) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,290,337
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 956,169
1,000,000 (c) HPS Corporate Lending Fund 6 .750 01/30/29 1,026,909
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 819,514
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 959,431
500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 490,880
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 481,189
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,467,296
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,296,569
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,515,329
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 791,148
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,918,162
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 541,393
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 463,880
1,000,000 (a) Intercontinental Exchange, Inc 3 .000 06/15/50 635,812
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 893,402
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 579,746
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,811,910
800,000 Invesco Finance plc 3 .750 01/15/26 791,628
200,000 Invesco Finance plc 5 .375 11/30/43 187,422
500,000 Jackson Financial, Inc 5 .170 06/08/27 502,152
1,500,000 Jackson Financial, Inc 3 .125 11/23/31 1,278,593
500,000 Jackson Financial, Inc 5 .670 06/08/32 503,308
1,000,000 Jackson Financial, Inc 4 .000 11/23/51 689,472
1,000,000 (c) Janus Henderson US Holdings, Inc 5 .450 09/10/34 956,037
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 1,001,752
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 511,282
1,000,000 Jefferies Financial Group, Inc 4 .150 01/23/30 953,257
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 843,694
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 819,892
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,545,850
600,000 Jefferies Group, Inc 6 .450 06/08/27 618,887
2,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,100,766
3,000,000 (a) Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,040,344
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 2,937,334
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 1,969,267
1,000,000 (a) Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,022,773
200,000 Lazard Group LLC 3 .625 03/01/27 194,564
325,000 Lazard Group LLC 4 .500 09/19/28 318,083

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 425,000 Lazard Group LLC 4 .375% 03/11/29 $ 414,020
1,000,000 Lazard Group LLC 6 .000 03/15/31 1,026,796
400,000 Legg Mason, Inc 5 .625 01/15/44 391,343
500,000 LPL Holdings, Inc 6 .750 11/17/28 525,139
750,000 LPL Holdings, Inc 6 .000 05/20/34 763,609
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,204,688
500,000 Main Street Capital Corp 6 .500 06/04/27 509,359
1,000,000 Main Street Capital Corp 6 .950 03/01/29 1,039,628
1,000,000 Marex Group plc 6 .404 11/04/29 1,009,772
425,000 Mastercard, Inc 2 .950 11/21/26 413,308
750,000 Mastercard, Inc 3 .500 02/26/28 726,550
1,000,000 Mastercard, Inc 4 .875 03/09/28 1,011,369
1,000,000 Mastercard, Inc 2 .950 06/01/29 933,061
625,000 Mastercard, Inc 1 .900 03/15/31 528,521
1,500,000 (a) Mastercard, Inc 2 .000 11/18/31 1,246,115
1,000,000 Mastercard, Inc 4 .850 03/09/33 991,437
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,476,766
200,000 Mastercard, Inc 3 .800 11/21/46 156,563
300,000 Mastercard, Inc 3 .950 02/26/48 240,404
1,000,000 Mastercard, Inc 3 .650 06/01/49 754,404
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,044,609
850,000 Mastercard, Inc 2 .950 03/15/51 549,472
1,200,000 Moody's Corp 3 .250 01/15/28 1,149,660
300,000 Moody's Corp 4 .250 02/01/29 293,652
500,000 Moody's Corp 4 .250 08/08/32 474,445
1,000,000 Moody's Corp 5 .000 08/05/34 978,150
1,000,000 Moody's Corp 2 .750 08/19/41 690,538
200,000 Moody's Corp 5 .250 07/15/44 189,361
300,000 Moody's Corp 4 .875 12/17/48 266,836
750,000 Moody's Corp 3 .250 05/20/50 498,937
1,000,000 Moody's Corp 3 .750 02/25/52 735,069
1,000,000 Moody's Corp 3 .100 11/29/61 596,127
950,000 Morgan Stanley 5 .000 11/24/25 951,553
575,000 Morgan Stanley 3 .875 01/27/26 570,551
500,000 Morgan Stanley 3 .125 07/27/26 488,422
400,000 Morgan Stanley 4 .350 09/08/26 396,914
5,000,000 Morgan Stanley 0 .985 12/10/26 4,821,677
2,750,000 Morgan Stanley 3 .625 01/20/27 2,699,873
2,000,000 Morgan Stanley 5 .050 01/28/27 2,006,786
1,975,000 Morgan Stanley 3 .950 04/23/27 1,935,515
4,975,000 Morgan Stanley 1 .593 05/04/27 4,768,693
3,325,000 Morgan Stanley 1 .512 07/20/27 3,159,898
2,000,000 Morgan Stanley 5 .652 04/13/28 2,033,796
2,000,000 Morgan Stanley 4 .210 04/20/28 1,971,366
1,575,000 Morgan Stanley 3 .591 07/22/28 1,518,779
1,500,000 Morgan Stanley 6 .296 10/18/28 1,555,167
2,850,000 Morgan Stanley 3 .772 01/24/29 2,748,435
4,000,000 Morgan Stanley 5 .123 02/01/29 4,010,992
2,500,000 Morgan Stanley 5 .164 04/20/29 2,507,037
2,225,000 Morgan Stanley 5 .449 07/20/29 2,249,858
2,500,000 Morgan Stanley 6 .407 11/01/29 2,611,303
3,500,000 Morgan Stanley 5 .173 01/16/30 3,504,997
3,475,000 Morgan Stanley 4 .431 01/23/30 3,382,073
1,900,000 Morgan Stanley 5 .656 04/18/30 1,934,130
4,175,000 Morgan Stanley 5 .042 07/19/30 4,160,583
2,775,000 Morgan Stanley 4 .654 10/18/30 2,715,529
5,000,000 Morgan Stanley 2 .699 01/22/31 4,442,547
1,500,000 Morgan Stanley 3 .622 04/01/31 1,393,242
5,000,000 Morgan Stanley 1 .794 02/13/32 4,079,168
150,000 Morgan Stanley 7 .250 04/01/32 168,531
2,500,000 Morgan Stanley 1 .928 04/28/32 2,044,835
4,000,000 Morgan Stanley 2 .239 07/21/32 3,312,065

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 3,500,000 Morgan Stanley 2 .511% 10/20/32 $ 2,932,672
3,000,000 Morgan Stanley 2 .943 01/21/33 2,570,304
2,000,000 Morgan Stanley 4 .889 07/20/33 1,937,598
1,500,000 Morgan Stanley 6 .342 10/18/33 1,586,710
2,500,000 Morgan Stanley 5 .250 04/21/34 2,461,738
2,025,000 Morgan Stanley 5 .424 07/21/34 2,010,874
2,500,000 Morgan Stanley 6 .627 11/01/34 2,686,467
5,000,000 Morgan Stanley 5 .466 01/18/35 4,972,068
3,500,000 Morgan Stanley 5 .831 04/19/35 3,566,652
3,425,000 Morgan Stanley 5 .320 07/19/35 3,368,862
1,300,000 Morgan Stanley 2 .484 09/16/36 1,057,333
2,000,000 Morgan Stanley 5 .297 04/20/37 1,943,149
950,000 Morgan Stanley 5 .948 01/19/38 950,982
1,725,000 Morgan Stanley 3 .971 07/22/38 1,467,158
1,500,000 Morgan Stanley 5 .942 02/07/39 1,504,919
2,675,000 Morgan Stanley 4 .457 04/22/39 2,394,535
1,525,000 Morgan Stanley 3 .217 04/22/42 1,127,474
275,000 Morgan Stanley 6 .375 07/24/42 297,104
1,175,000 Morgan Stanley 4 .300 01/27/45 968,523
2,200,000 Morgan Stanley 4 .375 01/22/47 1,837,193
900,000 Morgan Stanley 5 .597 03/24/51 890,097
1,425,000 Morgan Stanley 2 .802 01/25/52 870,270
3,350,000 Morgan Stanley 5 .516 11/19/55 3,228,447
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 985,779
500,000 (a),(c) Morgan Stanley Direct Lending Fund 6 .150 05/17/29 502,794
400,000 NASDAQ, Inc 3 .850 06/30/26 395,267
1,500,000 NASDAQ, Inc 5 .350 06/28/28 1,521,030
500,000 NASDAQ, Inc 1 .650 01/15/31 410,813
1,500,000 NASDAQ, Inc 5 .550 02/15/34 1,513,156
500,000 NASDAQ, Inc 2 .500 12/21/40 335,711
500,000 NASDAQ, Inc 3 .250 04/28/50 334,316
500,000 NASDAQ, Inc 3 .950 03/07/52 369,918
900,000 NASDAQ, Inc 5 .950 08/15/53 907,800
400,000 NASDAQ, Inc 6 .100 06/28/63 406,963
1,500,000 National Rural Utilities Cooperative Finance Corp 4 .800 03/15/28 1,502,619
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,007,580
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 193,111
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .850 02/07/29 1,000,517
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 286,698
1,500,000 National Rural Utilities Cooperative Finance Corp 5 .150 06/15/29 1,517,762
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 882,200
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,005,252
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 802,845
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 810,648
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 373,211
1,500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 1,551,721
500,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 490,097
375,000 (d) National Rural Utilities Cooperative Finance Corp, (TSFR3M + 3.172%) 7 .761 04/30/43 375,771
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 163,901
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 444,495
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 515,884
1,000,000 New Mountain Finance Corp 6 .200 10/15/27 999,115
1,000,000 New Mountain Finance Corp 6 .875 02/01/29 1,008,513
750,000 NMI Holdings, Inc 6 .000 08/15/29 753,197
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 950,535
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 948,188
500,000 Nomura Holdings, Inc 5 .386 07/06/27 503,858
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 1,020,178
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 1,028,154
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 903,023
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 908,098
500,000 Nomura Holdings, Inc 5 .605 07/06/29 508,283

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,500,000 Nomura Holdings, Inc 3 .103% 01/16/30 $ 1,353,123
500,000 Nomura Holdings, Inc 2 .679 07/16/30 435,055
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,263,123
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 852,450
1,000,000 (a) Nomura Holdings, Inc 6 .181 01/18/33 1,039,127
1,000,000 (a) Nomura Holdings, Inc 6 .087 07/12/33 1,035,491
1,000,000 (a) Nomura Holdings, Inc 5 .783 07/03/34 1,010,828
1,000,000 (a),(c) North Haven Private Income Fund LLC 5 .750 02/01/30 974,854
625,000 Northern Trust Corp 3 .950 10/30/25 621,216
725,000 Northern Trust Corp 4 .000 05/10/27 715,461
500,000 Northern Trust Corp 3 .650 08/03/28 482,806
500,000 Northern Trust Corp 3 .150 05/03/29 468,146
700,000 (a) Northern Trust Corp 1 .950 05/01/30 604,417
100,000 Northern Trust Corp 3 .375 05/08/32 95,944
500,000 Northern Trust Corp 6 .125 11/02/32 527,465
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,411,413
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 515,228
1,000,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 1,010,512
600,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 597,879
200,000 ORIX Corp 3 .700 07/18/27 194,557
500,000 ORIX Corp 5 .000 09/13/27 502,727
500,000 ORIX Corp 4 .650 09/10/29 491,708
1,000,000 ORIX Corp 2 .250 03/09/31 840,318
1,000,000 ORIX Corp 4 .000 04/13/32 918,712
500,000 ORIX Corp 5 .200 09/13/32 498,265
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 968,578
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 985,740
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 914,259
500,000 PayPal Holdings, Inc 2 .300 06/01/30 438,191
1,500,000 PayPal Holdings, Inc 5 .150 06/01/34 1,490,345
1,000,000 (a) PayPal Holdings, Inc 3 .250 06/01/50 677,552
750,000 PayPal Holdings, Inc 5 .050 06/01/52 692,981
1,000,000 PayPal Holdings, Inc 5 .500 06/01/54 976,603
750,000 PayPal Holdings, Inc 5 .250 06/01/62 681,622
3,000,000 Private Export Funding Corp 1 .400 07/15/28 2,698,720
1,000,000 Private Export Funding Corp 4 .600 02/15/34 980,742
1,000,000 Private Export Funding Corp (PEFCO) 3 .650 03/15/30 958,316
1,500,000 (a) Radian Group, Inc 6 .200 05/15/29 1,539,349
425,000 Raymond James Financial, Inc 4 .950 07/15/46 381,469
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 724,162
625,000 S&P Global, Inc 2 .450 03/01/27 597,563
1,000,000 S&P Global, Inc 2 .700 03/01/29 920,565
500,000 S&P Global, Inc 2 .500 12/01/29 449,331
500,000 (a) S&P Global, Inc 1 .250 08/15/30 413,652
1,000,000 S&P Global, Inc 2 .900 03/01/32 872,525
500,000 S&P Global, Inc 3 .250 12/01/49 345,728
1,000,000 S&P Global, Inc 3 .700 03/01/52 746,241
500,000 S&P Global, Inc 2 .300 08/15/60 250,409
1,000,000 S&P Global, Inc 3 .900 03/01/62 743,999
700,000 (c) Sixth Street Lending Partners 6 .500 03/11/29 709,339
750,000 (c) Sixth Street Lending Partners 5 .750 01/15/30 738,236
1,500,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,440,330
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 781,298
1,000,000 State Street Bank & Trust Co 4 .782 11/23/29 996,898
650,000 State Street Corp 2 .650 05/19/26 634,045
1,500,000 State Street Corp 5 .272 08/03/26 1,514,830
1,000,000 State Street Corp 4 .993 03/18/27 1,008,323
1,000,000 State Street Corp 1 .684 11/18/27 946,927
1,000,000 State Street Corp 2 .203 02/07/28 950,655
525,000 State Street Corp 5 .820 11/04/28 540,022
1,000,000 State Street Corp 4 .530 02/20/29 988,530
1,000,000 State Street Corp 5 .684 11/21/29 1,027,843

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 300,000 State Street Corp 4 .141% 12/03/29 $ 291,749
750,000 State Street Corp 2 .400 01/24/30 671,494
1,375,000 State Street Corp 2 .200 03/03/31 1,169,323
1,000,000 State Street Corp 2 .623 02/07/33 849,103
200,000 State Street Corp 4 .421 05/13/33 190,374
750,000 State Street Corp 4 .164 08/04/33 699,873
1,000,000 State Street Corp 4 .821 01/26/34 969,687
1,000,000 (a) State Street Corp 5 .159 05/18/34 993,649
500,000 State Street Corp 3 .031 11/01/34 450,857
350,000 State Street Corp 6 .123 11/21/34 364,228
1,000,000 Synchrony Bank 5 .625 08/23/27 1,006,870
300,000 Synchrony Financial 3 .700 08/04/26 293,444
900,000 Synchrony Financial 3 .950 12/01/27 870,189
500,000 (a) Synchrony Financial 5 .150 03/19/29 492,491
500,000 (a) Synchrony Financial 5 .935 08/02/30 504,590
2,000,000 (a) Synchrony Financial 2 .875 10/28/31 1,657,653
1,000,000 TPG Operating Group II LP 5 .875 03/05/34 1,022,911
2,000,000 UBS AG. 5 .650 09/11/28 2,046,395
1,000,000 UBS AG. 4 .500 06/26/48 849,799
2,750,000 UBS Group AG. 4 .550 04/17/26 2,740,359
1,750,000 UBS Group AG. 4 .875 05/15/45 1,567,595
1,955,314 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,993,995
3,725,000 Visa, Inc 3 .150 12/14/25 3,682,730
2,000,000 Visa, Inc 1 .900 04/15/27 1,891,173
1,175,000 Visa, Inc 0 .750 08/15/27 1,071,585
700,000 Visa, Inc 2 .750 09/15/27 669,912
475,000 Visa, Inc 2 .050 04/15/30 415,381
250,000 Visa, Inc 4 .150 12/14/35 230,972
1,500,000 Visa, Inc 2 .700 04/15/40 1,092,181
2,325,000 Visa, Inc 4 .300 12/14/45 1,989,983
1,125,000 Visa, Inc 3 .650 09/15/47 861,482
750,000 Visa, Inc 2 .000 08/15/50 404,416
550,000 Voya Financial, Inc 3 .650 06/15/26 540,813
200,000 Voya Financial, Inc 5 .700 07/15/43 190,950
1,000,000 Western Union Co 1 .350 03/15/26 955,889
1,000,000 Western Union Co 2 .750 03/15/31 847,044
TOTAL FINANCIAL SERVICES 669,013,037
FOOD, BEVERAGE & TOBACCO - 1.0%
727,000 Altria Group, Inc 4 .400 02/14/26 723,446
700,000 Altria Group, Inc 2 .625 09/16/26 676,001
750,000 Altria Group, Inc 6 .200 11/01/28 779,510
800,000 Altria Group, Inc 3 .400 05/06/30 733,953
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,789,771
800,000 Altria Group, Inc 5 .800 02/14/39 790,334
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,083,052
925,000 Altria Group, Inc 4 .250 08/09/42 737,639
300,000 Altria Group, Inc 4 .500 05/02/43 244,831
775,000 (a) Altria Group, Inc 5 .375 01/31/44 723,701
900,000 Altria Group, Inc 3 .875 09/16/46 652,305
3,375,000 (a) Altria Group, Inc 5 .950 02/14/49 3,302,137
1,000,000 Altria Group, Inc 4 .450 05/06/50 775,510
1,000,000 Altria Group, Inc 3 .700 02/04/51 679,865
1,000,000 (a) Altria Group, Inc 4 .000 02/04/61 697,972
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,987,832
8,216,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,471,358
5,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 4,687,766
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 624,404
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,534,333
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 125,446
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,680,732
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 139,396
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,489,287

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550% 01/23/49 $ 1,991,872
2,150,000 (a) Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,189,288
1,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 1,039,110
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,384,594
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 431,807
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,260,364
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 673,857
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 599,157
929,000 BAT Capital Corp 3 .557 08/15/27 898,899
400,000 BAT Capital Corp 2 .259 03/25/28 367,481
275,000 BAT Capital Corp 4 .906 04/02/30 271,566
1,000,000 (a) BAT Capital Corp 6 .343 08/02/30 1,051,506
900,000 BAT Capital Corp 5 .834 02/20/31 920,037
650,000 BAT Capital Corp 2 .726 03/25/31 560,918
500,000 BAT Capital Corp 4 .742 03/16/32 480,931
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,133,862
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,056,937
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,568,468
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,207,725
1,000,000 BAT Capital Corp 7 .079 08/02/43 1,080,395
1,083,000 BAT Capital Corp 4 .540 08/15/47 854,084
900,000 BAT Capital Corp 4 .758 09/06/49 728,528
500,000 BAT Capital Corp 5 .282 04/02/50 437,937
1,000,000 BAT Capital Corp 5 .650 03/16/52 915,412
2,000,000 BAT Capital Corp 7 .081 08/02/53 2,194,180
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,810,229
500,000 BAT International Finance plc 4 .448 03/16/28 491,942
1,000,000 BAT International Finance plc 5 .931 02/02/29 1,029,584
225,000 Brown-Forman Corp 4 .750 04/15/33 219,439
200,000 Brown-Forman Corp 4 .000 04/15/38 174,441
200,000 Brown-Forman Corp 4 .500 07/15/45 174,799
125,000 Bunge Ltd 3 .250 08/15/26 122,093
500,000 Bunge Ltd 3 .750 09/25/27 486,755
1,000,000 Bunge Ltd 4 .100 01/07/28 979,554
1,000,000 Bunge Ltd 4 .200 09/17/29 970,569
1,500,000 Bunge Ltd 2 .750 05/14/31 1,296,564
1,000,000 Bunge Ltd 4 .650 09/17/34 943,972
725,000 Campbell Soup Co 4 .150 03/15/28 707,490
325,000 Campbell Soup Co 5 .200 03/21/29 328,195
500,000 Campbell Soup Co 2 .375 04/24/30 438,696
300,000 (a) Campbell Soup Co 5 .400 03/21/34 298,497
1,500,000 Campbell Soup Co 4 .750 03/23/35 1,414,427
800,000 (a) Campbell Soup Co 4 .800 03/15/48 689,387
500,000 Campbell Soup Co 3 .125 04/24/50 321,913
475,000 Campbell Soup Co 5 .250 10/13/54 429,129
1,000,000 Coca-Cola Co 3 .375 03/25/27 979,231
1,000,000 Coca-Cola Co 1 .450 06/01/27 933,601
1,000,000 Coca-Cola Co 1 .500 03/05/28 910,476
2,000,000 Coca-Cola Co 1 .000 03/15/28 1,793,683
600,000 (a) Coca-Cola Co 2 .125 09/06/29 537,616
300,000 Coca-Cola Co 3 .450 03/25/30 283,019
800,000 Coca-Cola Co 1 .650 06/01/30 682,233
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,278,487
2,000,000 (a) Coca-Cola Co 1 .375 03/15/31 1,636,943
2,000,000 (a) Coca-Cola Co 2 .250 01/05/32 1,701,597
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,000,241
500,000 Coca-Cola Co 4 .650 08/14/34 486,278
725,000 Coca-Cola Co 2 .500 06/01/40 507,706
1,000,000 Coca-Cola Co 2 .875 05/05/41 726,537
1,500,000 Coca-Cola Co 2 .600 06/01/50 904,049
1,500,000 Coca-Cola Co 3 .000 03/05/51 987,590
2,000,000 Coca-Cola Co 5 .300 05/13/54 1,929,097

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 750,000 Coca-Cola Co 5 .200% 01/14/55 $ 712,163
1,000,000 (a) Coca-Cola Co 2 .750 06/01/60 582,962
1,750,000 Coca-Cola Co 5 .400 05/13/64 1,684,017
300,000 Coca-Cola Consolidated, Inc 3 .800 11/25/25 297,733
1,000,000 Coca-Cola Consolidated, Inc 5 .250 06/01/29 1,013,930
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,006,514
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 607,135
450,000 ConAgra Brands, Inc 4 .600 11/01/25 449,789
1,000,000 ConAgra Brands, Inc 5 .300 10/01/26 1,010,125
500,000 ConAgra Brands, Inc 1 .375 11/01/27 453,930
100,000 ConAgra Brands, Inc 7 .000 10/01/28 105,969
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,566,818
750,000 (a) ConAgra Brands, Inc 5 .300 11/01/38 704,654
750,000 ConAgra Brands, Inc 5 .400 11/01/48 680,323
100,000 Constellation Brands, Inc 4 .400 11/15/25 99,768
750,000 Constellation Brands, Inc 3 .700 12/06/26 737,126
300,000 Constellation Brands, Inc 3 .500 05/09/27 291,565
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 989,984
700,000 Constellation Brands, Inc 3 .600 02/15/28 672,492
300,000 Constellation Brands, Inc 4 .650 11/15/28 296,682
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 1,987,985
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 920,798
100,000 Constellation Brands, Inc 2 .875 05/01/30 89,354
425,000 Constellation Brands, Inc 2 .250 08/01/31 353,660
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 961,864
400,000 Constellation Brands, Inc 4 .900 05/01/33 386,230
300,000 Constellation Brands, Inc 4 .100 02/15/48 232,589
300,000 Constellation Brands, Inc 5 .250 11/15/48 273,613
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 915,747
500,000 Diageo Capital plc 1 .375 09/29/25 488,438
750,000 Diageo Capital plc 5 .300 10/24/27 762,974
425,000 Diageo Capital plc 3 .875 05/18/28 413,881
425,000 Diageo Capital plc 5 .500 01/24/33 432,621
2,500,000 (a) Diageo Capital plc 5 .625 10/05/33 2,565,986
200,000 Diageo Capital plc 5 .875 09/30/36 210,712
400,000 Diageo Capital plc 3 .875 04/29/43 318,856
100,000 Diageo Investment Corp 4 .250 05/11/42 85,515
100,000 Flowers Foods, Inc 3 .500 10/01/26 97,554
400,000 Flowers Foods, Inc 2 .400 03/15/31 338,293
1,000,000 General Mills, Inc 4 .700 01/30/27 999,730
800,000 General Mills, Inc 3 .200 02/10/27 776,899
2,300,000 General Mills, Inc 4 .200 04/17/28 2,252,140
1,500,000 General Mills, Inc 5 .500 10/17/28 1,531,109
500,000 General Mills, Inc 4 .875 01/30/30 496,635
100,000 General Mills, Inc 2 .875 04/15/30 89,942
1,000,000 General Mills, Inc 2 .250 10/14/31 833,956
175,000 General Mills, Inc 4 .950 03/29/33 170,724
750,000 General Mills, Inc 5 .250 01/30/35 739,481
951,000 (a) General Mills, Inc 3 .000 02/01/51 601,709
750,000 (a) Hershey Co 4 .250 05/04/28 742,862
300,000 Hershey Co 2 .450 11/15/29 270,543
500,000 Hershey Co 1 .700 06/01/30 425,317
150,000 Hershey Co 4 .500 05/04/33 145,798
300,000 Hershey Co 3 .375 08/15/46 216,127
300,000 Hershey Co 3 .125 11/15/49 199,331
100,000 Hershey Co 2 .650 06/01/50 59,703
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,358,781
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,281,085
300,000 Ingredion, Inc 3 .200 10/01/26 291,640
750,000 Ingredion, Inc 3 .900 06/01/50 552,602
200,000 J M Smucker Co 3 .375 12/15/27 193,728
1,000,000 J M Smucker Co 5 .900 11/15/28 1,035,776

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 150,000 J M Smucker Co 2 .375% 03/15/30 $ 132,393
129,000 (a) J M Smucker Co 2 .125 03/15/32 104,952
1,000,000 (a) J M Smucker Co 6 .200 11/15/33 1,054,415
300,000 J M Smucker Co 4 .250 03/15/35 271,688
250,000 J M Smucker Co 6 .500 11/15/43 266,134
300,000 J M Smucker Co 4 .375 03/15/45 246,846
1,250,000 J M Smucker Co 6 .500 11/15/53 1,340,874
2,000,000 JBS USA Holding Lux Sarl 6 .750 03/15/34 2,114,527
1,000,000 JBS USA Holding Lux Sarl 7 .250 11/15/53 1,101,814
3,000,000 JBS USA LUX S.A. 5 .125 02/01/28 2,978,988
2,179,000 JBS USA LUX S.A. 5 .750 04/01/33 2,169,014
2,000,000 JBS USA LUX S.A. 6 .500 12/01/52 2,034,443
1,000,000 Kellanova 5 .750 05/16/54 997,502
200,000 Kellogg Co 3 .400 11/15/27 193,021
800,000 Kellogg Co 4 .300 05/15/28 786,818
275,000 Kellogg Co 2 .100 06/01/30 239,055
1,000,000 Kellogg Co 5 .250 03/01/33 998,996
150,000 Kellogg Co 4 .500 04/01/46 126,304
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,003,023
2,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 1,918,364
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 685,942
1,500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 1,269,796
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,009,243
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,871,241
1,000,000 Keurig Dr Pepper, Inc 5 .300 03/15/34 998,135
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 410,043
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,004,471
500,000 (a) Keurig Dr Pepper, Inc 4 .500 04/15/52 411,049
1,500,000 Kraft Heinz Foods Co 3 .000 06/01/26 1,464,068
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,878,721
1,000,000 Kraft Heinz Foods Co 3 .750 04/01/30 945,295
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 903,566
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,419,161
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,407,231
625,000 McCormick & Co, Inc 0 .900 02/15/26 598,645
250,000 McCormick & Co, Inc 3 .400 08/15/27 242,445
500,000 McCormick & Co, Inc 2 .500 04/15/30 441,724
325,000 McCormick & Co, Inc 1 .850 02/15/31 269,060
1,000,000 McCormick & Co, Inc 4 .950 04/15/33 975,905
1,500,000 McCormick & Co, Inc 4 .700 10/15/34 1,412,086
400,000 McCormick & Co, Inc 4 .200 08/15/47 324,754
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 921,167
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 305,052
1,025,000 Molson Coors Beverage Co 3 .000 07/15/26 998,456
525,000 Molson Coors Beverage Co 5 .000 05/01/42 482,536
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,237,305
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,434,788
1,000,000 Mondelez International, Inc 4 .750 02/20/29 996,383
356,000 Mondelez International, Inc 2 .750 04/13/30 318,419
400,000 Mondelez International, Inc 1 .500 02/04/31 326,109
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 581,944
1,000,000 (a) Mondelez International, Inc 4 .750 08/28/34 956,787
1,200,000 Mondelez International, Inc 2 .625 09/04/50 701,851
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,489,546
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 1,936,594
275,000 PepsiCo, Inc 5 .125 11/10/26 278,428
150,000 PepsiCo, Inc 2 .625 03/19/27 144,509
2,000,000 PepsiCo, Inc 3 .600 02/18/28 1,945,236
2,500,000 PepsiCo, Inc 4 .450 05/15/28 2,497,198
1,000,000 PepsiCo, Inc 4 .500 07/17/29 998,095
500,000 PepsiCo, Inc 2 .750 03/19/30 454,160
2,275,000 PepsiCo, Inc 1 .625 05/01/30 1,941,208

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 2,000,000 PepsiCo, Inc 1 .400% 02/25/31 $ 1,632,921
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,663,222
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,028,106
4,000,000 PepsiCo, Inc 4 .800 07/17/34 3,920,531
575,000 PepsiCo, Inc 2 .625 10/21/41 398,932
750,000 PepsiCo, Inc 2 .875 10/15/49 489,131
1,000,000 PepsiCo, Inc 2 .750 10/21/51 623,576
1,000,000 PepsiCo, Inc 4 .200 07/18/52 814,080
2,500,000 PepsiCo, Inc 4 .650 02/15/53 2,182,405
1,000,000 PepsiCo, Inc 5 .250 07/17/54 966,876
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 429,534
700,000 Philip Morris International, Inc 2 .750 02/25/26 684,951
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 951,554
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,518,045
2,500,000 Philip Morris International, Inc 4 .875 02/15/28 2,506,006
1,500,000 Philip Morris International, Inc 3 .125 03/02/28 1,427,009
1,000,000 Philip Morris International, Inc 5 .250 09/07/28 1,014,344
1,000,000 Philip Morris International, Inc 4 .875 02/13/29 998,759
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,360,462
1,500,000 Philip Morris International, Inc 4 .625 11/01/29 1,479,493
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,545,030
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,010,562
450,000 Philip Morris International, Inc 2 .100 05/01/30 389,024
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,023,886
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 835,291
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,000,074
2,000,000 Philip Morris International, Inc 4 .750 11/01/31 1,955,893
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,542,381
2,500,000 (a) Philip Morris International, Inc 5 .375 02/15/33 2,504,839
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,015,935
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,482,494
2,000,000 Philip Morris International, Inc 4 .900 11/01/34 1,921,851
225,000 Philip Morris International, Inc 4 .375 11/15/41 191,262
200,000 Philip Morris International, Inc 4 .500 03/20/42 173,320
275,000 Philip Morris International, Inc 3 .875 08/21/42 217,434
300,000 Philip Morris International, Inc 4 .125 03/04/43 243,631
200,000 Philip Morris International, Inc 4 .875 11/15/43 178,893
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,637,225
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 2,037,735
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 797,512
750,000 Reynolds American, Inc 5 .700 08/15/35 752,148
65,000 Reynolds American, Inc 7 .250 06/15/37 71,448
200,000 Reynolds American, Inc 6 .150 09/15/43 197,818
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,690,078
500,000 Tyson Foods, Inc 4 .000 03/01/26 496,113
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,115,349
500,000 Tyson Foods, Inc 4 .350 03/01/29 485,933
1,000,000 Tyson Foods, Inc 5 .400 03/15/29 1,010,816
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,013,486
500,000 Tyson Foods, Inc 5 .150 08/15/44 456,201
300,000 Tyson Foods, Inc 4 .550 06/02/47 246,192
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,508,519
TOTAL FOOD, BEVERAGE & TOBACCO 265,907,355
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,687,589
625,000 Abbott Laboratories 1 .150 01/30/28 565,958
200,000 (a) Abbott Laboratories 1 .400 06/30/30 169,050
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,656,627
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,220,334
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 623,230
500,000 Adventist Health System 2 .952 03/01/29 455,300
1,000,000 Adventist Health System 5 .430 03/01/32 995,196

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 295,000 Adventist Health System 5 .757% 12/01/34 $ 296,972
500,000 (a) Adventist Health System 3 .630 03/01/49 350,742
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 193,361
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 653,684
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 83,156
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 427,335
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 327,514
440,000 Aetna, Inc 6 .625 06/15/36 463,394
350,000 Aetna, Inc 4 .500 05/15/42 284,056
1,500,000 AHS Hospital Corp 2 .780 07/01/51 920,636
200,000 Allina Health System 3 .887 04/15/49 152,750
520,000 Allina Health System 2 .902 11/15/51 324,168
200,000 AmerisourceBergen Corp 3 .450 12/15/27 193,548
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 897,748
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 867,357
700,000 AmerisourceBergen Corp 4 .300 12/15/47 564,575
1,000,000 Ascension Health 2 .532 11/15/29 899,029
1,000,000 Ascension Health 3 .106 11/15/39 756,930
875,000 Ascension Health 3 .945 11/15/46 697,829
200,000 Ascension Health 4 .847 11/15/53 178,924
500,000 Banner Health 2 .338 01/01/30 442,731
750,000 Banner Health 1 .897 01/01/31 626,975
750,000 Banner Health 2 .913 01/01/51 476,239
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 567,527
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 704,419
475,000 Baxter International, Inc 2 .600 08/15/26 459,161
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,216,917
2,000,000 (a) Baxter International, Inc 1 .730 04/01/31 1,624,195
1,150,000 (a) Baxter International, Inc 2 .539 02/01/32 959,248
300,000 Baxter International, Inc 3 .500 08/15/46 207,305
1,000,000 Baxter International, Inc 3 .132 12/01/51 620,609
750,000 BayCare Health System, Inc 3 .831 11/15/50 573,798
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,255,745
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 241,343
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 161,178
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 635,366
1,000,000 Becton Dickinson & Co 4 .693 02/13/28 995,072
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 997,279
1,000,000 Becton Dickinson & Co 5 .081 06/07/29 1,006,426
675,000 Becton Dickinson & Co 2 .823 05/20/30 604,639
1,500,000 Becton Dickinson & Co 1 .957 02/11/31 1,249,613
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 941,585
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 985,287
343,000 Becton Dickinson & Co 4 .685 12/15/44 296,542
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 855,898
447,000 Becton Dickinson & Co 3 .794 05/20/50 329,939
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 143,235
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 195,616
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 470,315
500,000 Bon Secours Mercy Health, Inc 2 .095 06/01/31 416,273
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 331,893
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,232,227
343,000 Boston Scientific Corp 4 .550 03/01/39 313,056
256,000 (a) Boston Scientific Corp 4 .700 03/01/49 224,788
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,429,560
1,000,000 Cardinal Health, Inc 5 .125 02/15/29 1,002,128
1,000,000 Cardinal Health, Inc 5 .000 11/15/29 993,768
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 996,218
1,000,000 Cardinal Health, Inc 5 .350 11/15/34 978,544
100,000 Cardinal Health, Inc 4 .600 03/15/43 85,151
200,000 Cardinal Health, Inc 4 .500 11/15/44 164,732
200,000 Cardinal Health, Inc 4 .900 09/15/45 173,039

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 500,000 Cardinal Health, Inc 4 .368% 06/15/47 $ 398,993
500,000 Cardinal Health, Inc 5 .750 11/15/54 478,542
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 840,535
750,000 Cencora, Inc 4 .625 12/15/27 749,969
750,000 Cencora, Inc 4 .850 12/15/29 745,125
1,000,000 Cencora, Inc 5 .150 02/15/35 974,865
500,000 CENCORA,Inc 5 .125 02/15/34 490,768
2,000,000 Centene Corp 2 .450 07/15/28 1,799,816
2,000,000 Centene Corp 3 .000 10/15/30 1,725,794
2,000,000 Centene Corp 2 .500 03/01/31 1,654,213
2,000,000 Centene Corp 2 .625 08/01/31 1,646,951
1,000,000 Children's Health System of Texas 2 .511 08/15/50 587,226
100,000 Children's Hospital Corp 4 .115 01/01/47 82,449
1,000,000 Children's Hospital Corp 2 .585 02/01/50 602,224
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 618,126
200,000 CHRISTUS Health 4 .341 07/01/28 195,804
98,000 Cigna Group 4 .500 02/25/26 97,738
416,000 Cigna Group 1 .250 03/15/26 398,965
4,475,000 Cigna Group 3 .400 03/01/27 4,351,550
300,000 Cigna Group 3 .050 10/15/27 287,195
2,000,000 Cigna Group 4 .375 10/15/28 1,960,565
1,000,000 Cigna Group 5 .000 05/15/29 999,192
218,000 Cigna Group 2 .400 03/15/30 190,779
550,000 Cigna Group 2 .375 03/15/31 465,730
1,000,000 Cigna Group 5 .125 05/15/31 995,145
2,500,000 Cigna Group 5 .400 03/15/33 2,496,235
1,000,000 Cigna Group 5 .250 02/15/34 980,745
1,700,000 Cigna Group 4 .800 08/15/38 1,541,134
225,000 Cigna Group 3 .200 03/15/40 164,940
93,000 Cigna Group 6 .125 11/15/41 94,401
975,000 Cigna Group 4 .800 07/15/46 833,101
1,150,000 Cigna Group 3 .875 10/15/47 837,634
2,450,000 Cigna Group 4 .900 12/15/48 2,085,853
750,000 Cigna Group 3 .400 03/15/50 492,932
1,100,000 Cigna Group 3 .400 03/15/51 717,484
1,875,000 Cigna Group 5 .600 02/15/54 1,756,051
600,000 City of Hope 4 .378 08/15/48 481,606
750,000 CommonSpirit Health 6 .073 11/01/27 771,624
1,000,000 CommonSpirit Health 3 .347 10/01/29 931,414
1,000,000 CommonSpirit Health 2 .782 10/01/30 885,186
1,000,000 CommonSpirit Health 5 .205 12/01/31 996,164
760,000 CommonSpirit Health 5 .318 12/01/34 749,897
300,000 CommonSpirit Health 4 .350 11/01/42 250,635
750,000 CommonSpirit Health 3 .817 10/01/49 556,267
715,000 CommonSpirit Health 4 .187 10/01/49 559,501
500,000 CommonSpirit Health 3 .910 10/01/50 367,981
750,000 CommonSpirit Health 6 .461 11/01/52 800,795
905,000 (a) CommonSpirit Health 5 .548 12/01/54 863,860
750,000 Community Health Network, Inc 3 .099 05/01/50 476,354
500,000 Corewell Health Obligated Group 3 .487 07/15/49 354,798
485,000 Cottage Health Obligated Group 3 .304 11/01/49 338,440
1,050,000 CVS Health Corp 2 .875 06/01/26 1,019,639
1,250,000 CVS Health Corp 3 .000 08/15/26 1,210,834
9,500,000 CVS Health Corp 1 .300 08/21/27 8,607,966
1,000,000 CVS Health Corp 5 .000 01/30/29 986,568
1,500,000 CVS Health Corp 5 .400 06/01/29 1,500,628
275,000 CVS Health Corp 3 .250 08/15/29 250,360
2,000,000 CVS Health Corp 5 .125 02/21/30 1,957,898
1,825,000 CVS Health Corp 1 .750 08/21/30 1,485,588
1,000,000 CVS Health Corp 5 .250 01/30/31 976,642
1,525,000 CVS Health Corp 1 .875 02/28/31 1,229,347
1,000,000 CVS Health Corp 5 .550 06/01/31 992,678

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 CVS Health Corp 2 .125% 09/15/31 $ 800,896
2,000,000 CVS Health Corp 5 .250 02/21/33 1,917,310
850,000 CVS Health Corp 5 .300 06/01/33 814,846
1,500,000 (a) CVS Health Corp 5 .700 06/01/34 1,474,392
4,100,000 CVS Health Corp 4 .780 03/25/38 3,545,155
400,000 CVS Health Corp 5 .300 12/05/43 348,959
1,000,000 CVS Health Corp 6 .000 06/01/44 945,662
1,800,000 CVS Health Corp 5 .125 07/20/45 1,512,294
8,525,000 CVS Health Corp 5 .050 03/25/48 7,029,253
2,000,000 CVS Health Corp 5 .625 02/21/53 1,773,874
1,500,000 (a) CVS Health Corp 5 .875 06/01/53 1,376,010
1,500,000 (a) CVS Health Corp 6 .050 06/01/54 1,407,060
1,500,000 (a) CVS Health Corp 6 .000 06/01/63 1,368,063
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 75,007
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 883,362
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 271,329
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 428,450
200,000 Dignity Health 5 .267 11/01/64 178,655
400,000 Duke University Health System, Inc 3 .920 06/01/47 316,135
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 391,396
1,000,000 Elevance Health, Inc 1 .500 03/15/26 963,086
850,000 Elevance Health, Inc 3 .650 12/01/27 826,906
1,225,000 Elevance Health, Inc 4 .101 03/01/28 1,197,130
1,000,000 Elevance Health, Inc 5 .150 06/15/29 1,005,461
500,000 Elevance Health, Inc 2 .875 09/15/29 454,788
2,000,000 Elevance Health, Inc 4 .750 02/15/30 1,976,067
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,303,103
1,000,000 Elevance Health, Inc 2 .550 03/15/31 858,035
2,000,000 Elevance Health, Inc 4 .950 11/01/31 1,966,862
50,000 Elevance Health, Inc 4 .100 05/15/32 46,232
500,000 Elevance Health, Inc 5 .500 10/15/32 504,847
1,000,000 Elevance Health, Inc 4 .750 02/15/33 958,465
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,486,645
2,500,000 Elevance Health, Inc 5 .200 02/15/35 2,441,574
1,150,000 Elevance Health, Inc 4 .625 05/15/42 992,950
125,000 Elevance Health, Inc 4 .650 01/15/43 108,364
500,000 Elevance Health, Inc 5 .100 01/15/44 454,391
425,000 Elevance Health, Inc 4 .650 08/15/44 364,478
625,000 Elevance Health, Inc 4 .375 12/01/47 503,775
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,477,102
500,000 Elevance Health, Inc 3 .700 09/15/49 356,015
650,000 Elevance Health, Inc 3 .125 05/15/50 415,792
425,000 Elevance Health, Inc 3 .600 03/15/51 295,687
600,000 Elevance Health, Inc 4 .550 05/15/52 483,592
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,768,033
450,000 Elevance Health, Inc 5 .125 02/15/53 400,345
900,000 (a) Elevance Health, Inc 5 .650 06/15/54 862,391
1,500,000 Elevance Health, Inc 5 .850 11/01/64 1,447,060
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 793,080
3,000,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 3,074,570
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 148,598
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,035,793
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,558,416
1,500,000 GE HealthCare Technologies, Inc 6 .377 11/22/52 1,612,454
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 518,965
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 162,849
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 470,587
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 165,909
685,000 Hartford HealthCare Corp 3 .447 07/01/54 475,855
2,000,000 HCA, Inc 3 .125 03/15/27 1,924,698
3,000,000 HCA, Inc 5 .200 06/01/28 3,007,352
2,500,000 HCA, Inc 5 .625 09/01/28 2,533,221

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 HCA, Inc 3 .375% 03/15/29 $ 928,158
1,500,000 HCA, Inc 4 .125 06/15/29 1,430,717
2,000,000 HCA, Inc 3 .500 09/01/30 1,816,401
2,500,000 HCA, Inc 5 .450 04/01/31 2,494,969
2,000,000 HCA, Inc 2 .375 07/15/31 1,659,872
2,000,000 HCA, Inc 3 .625 03/15/32 1,762,741
2,000,000 (a) HCA, Inc 5 .500 06/01/33 1,978,623
1,500,000 HCA, Inc 5 .600 04/01/34 1,477,638
1,000,000 HCA, Inc 5 .450 09/15/34 974,691
225,000 HCA, Inc 5 .125 06/15/39 205,035
125,000 HCA, Inc 4 .375 03/15/42 102,012
875,000 HCA, Inc 5 .500 06/15/47 794,493
2,500,000 HCA, Inc 5 .250 06/15/49 2,162,972
1,000,000 HCA, Inc 3 .500 07/15/51 646,760
1,700,000 HCA, Inc 4 .625 03/15/52 1,326,647
500,000 HCA, Inc 5 .900 06/01/53 471,855
1,500,000 HCA, Inc 6 .000 04/01/54 1,428,920
1,000,000 HCA, Inc 5 .950 09/15/54 951,075
750,000 HCA, Inc 6 .100 04/01/64 715,548
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 757,967
2,500,000 Humana, Inc 1 .350 02/03/27 2,324,311
600,000 Humana, Inc 3 .950 03/15/27 588,526
500,000 Humana, Inc 5 .750 03/01/28 509,105
750,000 Humana, Inc 5 .750 12/01/28 763,820
500,000 Humana, Inc 3 .700 03/23/29 471,957
175,000 Humana, Inc 3 .125 08/15/29 159,690
1,000,000 Humana, Inc 5 .375 04/15/31 991,633
325,000 Humana, Inc 2 .150 02/03/32 258,875
500,000 Humana, Inc 5 .875 03/01/33 501,844
750,000 Humana, Inc 5 .950 03/15/34 755,749
200,000 Humana, Inc 4 .625 12/01/42 164,406
300,000 Humana, Inc 4 .950 10/01/44 254,844
600,000 Humana, Inc 4 .800 03/15/47 488,717
500,000 Humana, Inc 3 .950 08/15/49 359,600
1,500,000 Humana, Inc 5 .500 03/15/53 1,338,040
500,000 Humana, Inc 5 .750 04/15/54 463,386
1,500,000 Icon Investments Six Dac 5 .849 05/08/29 1,528,540
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,009,620
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 158,562
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 939,024
1,000,000 (a) Inova Health System Foundation 4 .068 05/15/52 794,436
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 550,408
445,000 Iowa Health System 3 .665 02/15/50 327,045
900,000 IQVIA, Inc 5 .700 05/15/28 910,026
1,000,000 IQVIA, Inc 6 .250 02/01/29 1,033,937
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 276,813
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 484,155
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 990,359
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 92,487
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,031,858
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 693,408
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 649,623
755,000 Koninklijke Philips NV 5 .000 03/15/42 679,323
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 955,537
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 291,699
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 453,604
1,000,000 Laboratory Corp of America Holdings 4 .350 04/01/30 964,777
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 858,572
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 957,368
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 947,652
800,000 (a) Laboratory Corp of America Holdings 4 .700 02/01/45 687,817
100,000 Mass General Brigham, Inc 3 .765 07/01/48 76,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 750,000 Mass General Brigham, Inc 3 .192% 07/01/49 $ 508,461
100,000 Mass General Brigham, Inc 4 .117 07/01/55 78,597
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 651,179
200,000 Mayo Clinic 4 .000 11/15/47 162,809
200,000 Mayo Clinic 4 .128 11/15/52 163,070
2,500,000 Mayo Clinic 3 .196 11/15/61 1,611,413
1,000,000 McKesson Corp 0 .900 12/03/25 966,767
500,000 McKesson Corp 1 .300 08/15/26 473,882
1,000,000 McKesson Corp 4 .900 07/15/28 1,003,177
1,500,000 (a) McKesson Corp 4 .250 09/15/29 1,466,566
350,000 McKesson Corp 5 .100 07/15/33 348,113
200,000 McLaren Health Care Corp 4 .386 05/15/48 168,027
135,000 MedStar Health, Inc 3 .626 08/15/49 96,899
575,000 (a) Medtronic Global Holdings S.C.A 4 .250 03/30/28 567,827
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 955,388
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,606,369
1,074,000 Medtronic, Inc 4 .625 03/15/45 953,377
500,000 Memorial Health Services 3 .447 11/01/49 355,311
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 655,385
200,000 (a) Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 161,894
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 401,162
1,000,000 Methodist Hospital 2 .705 12/01/50 617,459
500,000 Montefiore Obligated Group 5 .246 11/01/48 416,369
750,000 Montefiore Obligated Group 4 .287 09/01/50 524,289
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 732,431
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 72,473
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 393,583
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 536,056
1,000,000 MultiCare Health System 2 .803 08/15/50 587,142
380,000 MyMichigan Health 3 .409 06/01/50 264,368
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 873,804
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 659,773
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 245,155
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 117,327
1,000,000 (a) New York and Presbyterian Hospital 2 .606 08/01/60 541,533
500,000 (a) New York and Presbyterian Hospital 3 .954 08/01/19 339,090
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 106,906
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 539,641
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 368,842
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 612,542
1,000,000 Novant Health, Inc 2 .637 11/01/36 769,521
1,000,000 Novant Health, Inc 3 .318 11/01/61 634,576
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667 10/01/50 604,132
350,000 NYU Langone Hospitals 5 .750 07/01/43 356,219
250,000 NYU Langone Hospitals 4 .368 07/01/47 213,022
915,000 NYU Langone Hospitals 3 .380 07/01/55 612,334
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 771,861
1,000,000 OhioHealth Corp 2 .297 11/15/31 838,098
750,000 OhioHealth Corp 3 .042 11/15/50 504,015
100,000 Orlando Health Obligated Group 4 .089 10/01/48 80,022
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 696,805
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 726,732
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 169,528
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 477,957
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 409,338
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 343,693
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 616,274
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 656,147
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 192,931
570,000 (a) Providence St. Joseph Health Obligated Group 2 .532 10/01/29 509,185
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 944,091
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 73,829

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 350,000 Providence St. Joseph Health Obligated Group 3 .930% 10/01/48 $ 262,559
1,000,000 (a) Providence St. Joseph Health Obligated Group 2 .700 10/01/51 576,486
785,000 Queen's Health Systems 4 .810 07/01/52 706,271
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 221,316
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 499,277
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 484,657
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 491,867
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 673,693
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 433,782
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 267,694
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 970,990
300,000 (a) Quest Diagnostics, Inc 4 .700 03/30/45 262,730
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,001,434
390,000 Rush Obligated Group 3 .922 11/15/29 373,841
425,000 Sentara Healthcare 2 .927 11/01/51 271,448
1,000,000 Sharp HealthCare 2 .680 08/01/50 612,453
1,000,000 Smith & Nephew plc 5 .150 03/20/27 1,007,180
1,000,000 Smith & Nephew plc 2 .032 10/14/30 838,124
1,000,000 Smith & Nephew plc 5 .400 03/20/34 992,625
1,000,000 (c) Solventum Corp 5 .400 03/01/29 1,002,513
1,000,000 (c) Solventum Corp 5 .450 03/13/31 999,210
1,500,000 (c) Solventum Corp 5 .600 03/23/34 1,492,626
1,500,000 (a),(c) Solventum Corp 5 .900 04/30/54 1,459,082
1,000,000 (c) Solventum Corp 6 .000 05/15/64 975,182
400,000 SSM Health Care Corp 3 .823 06/01/27 392,106
500,000 SSM Health Care Corp 4 .894 06/01/28 498,416
1,620,000 Stanford Health Care 3 .027 08/15/51 1,066,394
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 863,492
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 704,934
200,000 Stryker Corp 3 .375 11/01/25 197,998
1,600,000 Stryker Corp 3 .500 03/15/26 1,578,629
500,000 Stryker Corp 3 .650 03/07/28 482,818
1,000,000 Stryker Corp 4 .850 12/08/28 1,002,626
1,250,000 Stryker Corp 4 .250 09/11/29 1,216,190
600,000 Stryker Corp 1 .950 06/15/30 515,857
1,250,000 Stryker Corp 4 .625 09/11/34 1,192,570
200,000 Stryker Corp 4 .100 04/01/43 163,944
200,000 Stryker Corp 4 .375 05/15/44 168,424
550,000 Stryker Corp 4 .625 03/15/46 476,448
575,000 Stryker Corp 2 .900 06/15/50 371,918
1,500,000 Summa Health 3 .511 11/15/51 1,065,109
200,000 Sutter Health 3 .695 08/15/28 191,731
1,000,000 Sutter Health 2 .294 08/15/30 869,439
750,000 Sutter Health 5 .164 08/15/33 744,366
500,000 Sutter Health 3 .161 08/15/40 374,338
200,000 Sutter Health 4 .091 08/15/48 160,941
500,000 Sutter Health 3 .361 08/15/50 351,405
135,000 Sutter Health 5 .547 08/15/53 134,703
1,000,000 Texas Health Resources 2 .328 11/15/50 565,469
100,000 Texas Health Resources 4 .330 11/15/55 81,697
450,000 Toledo Hospital 5 .750 11/15/38 442,349
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,393,319
300,000 Trinity Health Corp 4 .125 12/01/45 244,796
185,000 Trinity Health Corp 3 .434 12/01/48 137,244
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 906,491
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 496,011
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 967,388
3,000,000 UnitedHealth Group, Inc 1 .150 05/15/26 2,866,929
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 195,719
1,500,000 UnitedHealth Group, Inc 3 .700 05/15/27 1,470,406
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,626,948
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,030,850

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 2,375,000 UnitedHealth Group, Inc 3 .850% 06/15/28 $ 2,308,514
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 483,516
1,500,000 UnitedHealth Group, Inc 4 .250 01/15/29 1,470,123
1,000,000 UnitedHealth Group, Inc 4 .700 04/15/29 995,704
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,448,979
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 919,233
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,016,119
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,896,263
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 1,988,257
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,488,047
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 988,718
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 753,831
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,509,441
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,423,162
3,000,000 UnitedHealth Group, Inc 5 .000 04/15/34 2,927,547
1,500,000 UnitedHealth Group, Inc 5 .150 07/15/34 1,479,984
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 154,751
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 401,254
200,000 (a) UnitedHealth Group, Inc 6 .875 02/15/38 225,932
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 217,491
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 707,105
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,165,629
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 255,523
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 280,956
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 316,259
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 646,082
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 243,192
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 371,768
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,363,947
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 726,776
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,479,787
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 1,980,454
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 385,559
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,503,993
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,350,748
3,000,000 (a) UnitedHealth Group, Inc 5 .375 04/15/54 2,813,549
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 884,915
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 595,006
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 430,858
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,021,088
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,349,270
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 1,868,440
1,000,000 Universal Health Services, Inc 1 .650 09/01/26 946,549
1,000,000 Universal Health Services, Inc 4 .625 10/15/29 964,517
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 818,405
1,000,000 Universal Health Services, Inc 5 .050 10/15/34 933,047
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 491,234
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 483,746
370,000 (a) WakeMed 3 .286 10/01/52 250,259
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 127,031
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 311,521
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 574,976
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 221,479
1,000,000 Zimmer Biomet Holdings, Inc 5 .350 12/01/28 1,014,588
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,280,235
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 980,104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 373,545,845
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 483,756
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 209,237
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 515,246
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 77,127

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 725,000 Church & Dwight Co, Inc 5 .000% 06/15/52 $ 655,634
300,000 Clorox Co 3 .100 10/01/27 287,710
500,000 Clorox Co 3 .900 05/15/28 485,641
750,000 Clorox Co 4 .400 05/01/29 738,262
1,000,000 Clorox Co 1 .800 05/15/30 850,519
375,000 (a) Clorox Co 4 .600 05/01/32 366,645
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 967,527
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,006,736
60,000 Colgate-Palmolive Co 6 .450 06/16/28 62,536
225,000 Colgate-Palmolive Co 3 .250 08/15/32 202,137
1,000,000 Colgate-Palmolive Co 4 .600 03/01/33 985,607
300,000 Colgate-Palmolive Co 4 .000 08/15/45 250,291
550,000 Colgate-Palmolive Co 3 .700 08/01/47 421,563
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 436,309
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 178,292
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 88,828
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,247,256
750,000 Estee Lauder Cos, Inc 4 .650 05/15/33 716,151
1,000,000 (a) Estee Lauder Cos, Inc 5 .000 02/14/34 982,914
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 102,184
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 245,348
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 296,128
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 447,686
750,000 Estee Lauder Cos, Inc 5 .150 05/15/53 703,537
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,844,405
725,000 Haleon US Capital LLC 3 .375 03/24/29 681,745
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,358,255
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 771,501
2,500,000 Kenvue, Inc 5 .050 03/22/28 2,528,844
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,007,498
1,750,000 Kenvue, Inc 4 .900 03/22/33 1,721,311
500,000 Kenvue, Inc 5 .100 03/22/43 479,524
1,750,000 Kenvue, Inc 5 .050 03/22/53 1,621,941
1,000,000 Kenvue, Inc 5 .200 03/22/63 923,729
200,000 Kimberly-Clark Corp 1 .050 09/15/27 182,732
412,000 Kimberly-Clark Corp 3 .950 11/01/28 402,714
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,415,348
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,265,242
500,000 Kimberly-Clark Corp 4 .500 02/16/33 486,430
200,000 Kimberly-Clark Corp 6 .625 08/01/37 226,040
725,000 Kimberly-Clark Corp 3 .200 07/30/46 511,063
200,000 Kimberly-Clark Corp 3 .900 05/04/47 156,158
300,000 Kimberly-Clark Corp 2 .875 02/07/50 193,976
750,000 Procter & Gamble Co 2 .700 02/02/26 736,379
2,000,000 Procter & Gamble Co 1 .000 04/23/26 1,917,311
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,692,410
1,500,000 Procter & Gamble Co 3 .950 01/26/28 1,480,671
1,000,000 (a) Procter & Gamble Co 4 .350 01/29/29 995,320
1,000,000 Procter & Gamble Co 4 .150 10/24/29 988,387
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,843,842
1,150,000 Procter & Gamble Co 1 .200 10/29/30 949,317
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,278,851
1,500,000 Procter & Gamble Co 4 .050 01/26/33 1,430,819
2,000,000 Procter & Gamble Co 4 .550 01/29/34 1,946,978
2,000,000 Procter & Gamble Co 4 .550 10/24/34 1,956,487
225,000 Unilever Capital Corp 2 .000 07/28/26 216,855
800,000 Unilever Capital Corp 2 .900 05/05/27 772,410
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,113,316
700,000 Unilever Capital Corp 4 .875 09/08/28 705,601
1,000,000 Unilever Capital Corp 2 .125 09/06/29 890,131
175,000 Unilever Capital Corp 1 .375 09/14/30 145,658
200,000 Unilever Capital Corp 1 .750 08/12/31 165,294

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 430,000 Unilever Capital Corp 5 .900% 11/15/32 $ 456,671
700,000 Unilever Capital Corp 5 .000 12/08/33 699,914
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,251,523
500,000 Unilever Capital Corp 2 .625 08/12/51 302,605
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 55,726,013
INSURANCE - 0.8%
500,000 Aegon NV 5 .500 04/11/48 491,764
2,000,000 Aflac, Inc 1 .125 03/15/26 1,917,955
200,000 Aflac, Inc 2 .875 10/15/26 194,092
375,000 Aflac, Inc 3 .600 04/01/30 352,278
200,000 Aflac, Inc 4 .000 10/15/46 156,837
500,000 Aflac, Inc 4 .750 01/15/49 437,840
1,000,000 Alleghany Corp 3 .625 05/15/30 940,543
200,000 Alleghany Corp 4 .900 09/15/44 183,693
1,000,000 Alleghany Corp 3 .250 08/15/51 672,119
1,000,000 Allstate Corp 0 .750 12/15/25 964,299
275,000 Allstate Corp 3 .280 12/15/26 268,676
1,500,000 Allstate Corp 5 .050 06/24/29 1,506,823
1,000,000 Allstate Corp 1 .450 12/15/30 814,215
600,000 Allstate Corp 5 .250 03/30/33 598,886
600,000 Allstate Corp 4 .500 06/15/43 511,714
975,000 Allstate Corp 4 .200 12/15/46 782,749
250,000 Allstate Corp 3 .850 08/10/49 186,769
200,000 Allstate Corp 7 .723 08/15/53 200,028
325,000 (a) American Financial Group, Inc 5 .250 04/02/30 328,575
400,000 American Financial Group, Inc 4 .500 06/15/47 330,392
1,500,000 American International Group, Inc 5 .125 03/27/33 1,481,365
1,500,000 American International Group, Inc 4 .750 04/01/48 1,325,187
1,500,000 American International Group, Inc 4 .375 06/30/50 1,239,616
1,000,000 American National Group, Inc 5 .750 10/01/29 1,001,151
200,000 (a) Aon Corp 4 .500 12/15/28 197,060
450,000 Aon Corp 3 .750 05/02/29 427,283
450,000 Aon Corp 2 .800 05/15/30 400,970
1,000,000 Aon Corp 2 .050 08/23/31 826,540
1,000,000 Aon Corp 2 .600 12/02/31 847,794
500,000 Aon Corp 5 .000 09/12/32 491,954
750,000 Aon Corp 5 .350 02/28/33 746,674
200,000 Aon Corp 6 .250 09/30/40 207,489
1,000,000 Aon Corp 2 .900 08/23/51 607,133
500,000 Aon Corp 3 .900 02/28/52 366,810
550,000 Aon Global Ltd 4 .750 05/15/45 473,783
1,000,000 Aon North America, Inc 5 .125 03/01/27 1,006,852
1,500,000 Aon North America, Inc 5 .150 03/01/29 1,504,458
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,004,091
2,000,000 Aon North America, Inc 5 .450 03/01/34 1,996,514
2,000,000 Aon North America, Inc 5 .750 03/01/54 1,950,196
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,037,541
200,000 Arch Capital Group Ltd 5 .031 12/15/46 179,165
600,000 Arch Capital Group Ltd 3 .635 06/30/50 427,512
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 274,800
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 995,994
1,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 995,412
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,675,042
575,000 Arthur J Gallagher & Co 5 .000 02/15/32 567,511
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 503,739
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 161,136
1,500,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,508,304
2,500,000 Arthur J Gallagher & Co 5 .150 02/15/35 2,437,387
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 85,988
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 623,506
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 276,791
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 712,608

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,650,000 Arthur J Gallagher & Co 5 .550% 02/15/55 $ 1,584,217
300,000 Assurant, Inc 4 .900 03/27/28 299,185
500,000 Assurant, Inc 3 .700 02/22/30 465,353
7,000 Assurant, Inc 6 .750 02/15/34 7,547
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 518,862
1,000,000 (a) Assured Guaranty US Holdings, Inc 3 .150 06/15/31 882,889
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 205,494
675,000 Athene Holding Ltd 4 .125 01/12/28 658,551
500,000 Athene Holding Ltd 6 .150 04/03/30 519,458
1,000,000 Athene Holding Ltd 6 .650 02/01/33 1,059,841
1,000,000 (a) Athene Holding Ltd 5 .875 01/15/34 1,013,551
1,000,000 (a) Athene Holding Ltd 3 .950 05/25/51 718,460
1,000,000 Athene Holding Ltd 3 .450 05/15/52 643,507
1,000,000 Athene Holding Ltd 6 .250 04/01/54 1,001,718
1,000,000 Athene Holding Ltd 6 .625 10/15/54 994,406
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 284,667
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 234,676
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 194,697
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,436,803
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 87,254
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,255,649
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 876,036
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 272,578
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,799,666
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,440,475
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,731,721
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,135,542
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,021,254
236,000 (a) Brighthouse Financial, Inc 4 .700 06/22/47 183,079
500,000 Brown & Brown, Inc 4 .500 03/15/29 489,698
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 840,206
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 921,679
1,000,000 Brown & Brown, Inc 5 .650 06/11/34 1,001,081
500,000 Brown & Brown, Inc 4 .950 03/17/52 426,906
450,000 Chubb Corp 6 .000 05/11/37 477,346
1,000,000 Chubb INA Holdings LLC 4 .650 08/15/29 996,443
2,325,000 Chubb INA Holdings, Inc 3 .350 05/03/26 2,288,856
1,325,000 Chubb INA Holdings, Inc 1 .375 09/15/30 1,100,506
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 1,975,094
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 125,430
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,362,981
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 268,213
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 910,336
200,000 Cincinnati Financial Corp 6 .920 05/15/28 212,566
200,000 CNA Financial Corp 4 .500 03/01/26 199,381
225,000 CNA Financial Corp 3 .450 08/15/27 217,598
100,000 CNA Financial Corp 3 .900 05/01/29 95,732
1,150,000 CNA Financial Corp 2 .050 08/15/30 987,490
1,000,000 CNA Financial Corp 5 .500 06/15/33 1,008,869
1,000,000 CNA Financial Corp 5 .125 02/15/34 981,437
500,000 CNO Financial Group, Inc 5 .250 05/30/29 496,478
1,000,000 CNO Financial Group, Inc 6 .450 06/15/34 1,033,141
650,000 (a) Corebridge Financial, Inc 6 .375 09/15/54 645,555
2,500,000 Elevance Health, Inc 5 .700 02/15/55 2,410,176
500,000 Enstar Group Ltd 4 .950 06/01/29 491,330
1,000,000 Enstar Group Ltd 3 .100 09/01/31 855,026
1,375,000 Equitable Holdings, Inc 4 .350 04/20/28 1,347,173
662,000 Equitable Holdings, Inc 5 .000 04/20/48 589,607
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 259,984
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 169,792
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 742,029
750,000 F&G Annuities & Life, Inc 7 .400 01/13/28 780,874

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 750,000 F&G Annuities & Life, Inc 6 .500% 06/04/29 $ 765,720
1,000,000 F&G Annuities & Life, Inc 6 .250 10/04/34 970,129
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 397,068
500,000 (a) Fairfax Financial Holdings Ltd 4 .625 04/29/30 487,678
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 891,858
1,000,000 Fairfax Financial Holdings Ltd 5 .625 08/16/32 1,011,442
950,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 979,059
1,000,000 Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,029,701
750,000 (c) Fairfax Financial Holdings Ltd 6 .100 03/15/55 739,925
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 294,395
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 907,130
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 421,741
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 246,332
750,000 First American Financial Corp 4 .000 05/15/30 699,106
400,000 (a) First American Financial Corp 2 .400 08/15/31 329,088
1,000,000 First American Financial Corp 5 .450 09/30/34 964,240
350,000 (a) Globe Life, Inc 4 .550 09/15/28 345,564
350,000 Globe Life, Inc 2 .150 08/15/30 296,311
175,000 Globe Life, Inc 4 .800 06/15/32 168,617
1,000,000 (a) Globe Life, Inc 5 .850 09/15/34 1,005,615
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 198,698
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 861,420
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 683,077
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 337,277
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 374,963
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 327,141
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 295,218
500,000 Horace Mann Educators Corp 7 .250 09/15/28 532,796
500,000 (a) Kemper Corp 2 .400 09/30/30 424,231
1,000,000 (a) Kemper Corp 3 .800 02/23/32 879,801
600,000 Lincoln National Corp 3 .625 12/12/26 588,047
650,000 (a) Lincoln National Corp 3 .050 01/15/30 585,129
1,000,000 Lincoln National Corp 3 .400 03/01/32 876,054
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,012,757
150,000 Lincoln National Corp 7 .000 06/15/40 163,993
250,000 Lincoln National Corp 4 .350 03/01/48 194,050
500,000 (a) Lincoln National Corp 4 .375 06/15/50 385,133
800,000 Loews Corp 3 .750 04/01/26 791,142
400,000 Loews Corp 3 .200 05/15/30 368,078
200,000 Loews Corp 4 .125 05/15/43 165,776
700,000 Manulife Financial Corp 4 .150 03/04/26 695,547
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,267,704
1,000,000 Manulife Financial Corp 3 .703 03/16/32 913,771
200,000 Manulife Financial Corp 5 .375 03/04/46 194,905
200,000 Markel Group, Inc 3 .350 09/17/29 185,918
150,000 Markel Group, Inc 5 .000 04/05/46 131,180
100,000 Markel Group, Inc 4 .300 11/01/47 78,296
750,000 Markel Group, Inc 5 .000 05/20/49 652,444
200,000 Markel Group, Inc 4 .150 09/17/50 151,854
1,500,000 (a) Markel Group, Inc 3 .450 05/07/52 993,825
1,000,000 Markel Group, Inc 6 .000 05/16/54 990,296
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 999,225
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,669,471
1,000,000 Marsh & McLennan Cos, Inc 4 .650 03/15/30 987,649
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 388,306
1,000,000 Marsh & McLennan Cos, Inc 4 .850 11/15/31 987,500
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 502,979
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,033,937
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 1,011,896
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 994,988
1,000,000 Marsh & McLennan Cos, Inc 5 .000 03/15/35 976,084
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 231,435

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Marsh & McLennan Cos, Inc 5 .350% 11/15/44 $ 970,189
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 83,523
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 243,028
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,074,435
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 621,380
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 266,977
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 965,530
1,000,000 (a) Marsh & McLennan Cos, Inc 5 .700 09/15/53 1,002,217
1,000,000 (a) Marsh & McLennan Cos, Inc 5 .450 03/15/54 965,608
800,000 Marsh & McLennan Cos, Inc 5 .400 03/15/55 766,067
200,000 Mercury General Corp 4 .400 03/15/27 196,002
1,530,000 (a) Metlife, Inc 5 .700 06/15/35 1,574,368
700,000 MetLife, Inc 3 .600 11/13/25 694,156
1,000,000 MetLife, Inc 4 .550 03/23/30 985,897
1,500,000 (a) MetLife, Inc 5 .375 07/15/33 1,515,895
675,000 MetLife, Inc 6 .375 06/15/34 726,557
1,500,000 (a) MetLife, Inc 5 .300 12/15/34 1,494,216
130,000 MetLife, Inc 5 .875 02/06/41 132,686
450,000 MetLife, Inc 4 .125 08/13/42 373,340
750,000 MetLife, Inc 4 .875 11/13/43 680,924
500,000 MetLife, Inc 4 .721 12/15/44 441,437
800,000 MetLife, Inc 4 .050 03/01/45 640,367
1,650,000 MetLife, Inc 4 .600 05/13/46 1,433,235
1,200,000 MetLife, Inc 5 .000 07/15/52 1,084,257
1,000,000 (a) MetLife, Inc 5 .250 01/15/54 935,949
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 20,576
100,000 Old Republic International Corp 3 .875 08/26/26 98,328
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,001,129
1,500,000 Old Republic International Corp 3 .850 06/11/51 1,054,743
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 472,254
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 462,352
1,000,000 Primerica, Inc 2 .800 11/19/31 855,801
850,000 Principal Financial Group, Inc 3 .100 11/15/26 825,441
100,000 Principal Financial Group, Inc 3 .700 05/15/29 95,236
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 861,871
750,000 Principal Financial Group, Inc 5 .375 03/15/33 750,843
100,000 Principal Financial Group, Inc 4 .625 09/15/42 88,106
200,000 Principal Financial Group, Inc 4 .350 05/15/43 168,852
300,000 Principal Financial Group, Inc 4 .300 11/15/46 246,939
750,000 Principal Financial Group, Inc 5 .500 03/15/53 715,508
650,000 Progressive Corp 2 .450 01/15/27 623,056
750,000 Progressive Corp 2 .500 03/15/27 718,060
250,000 Progressive Corp 4 .000 03/01/29 242,851
100,000 Progressive Corp 3 .200 03/26/30 92,345
125,000 Progressive Corp 3 .000 03/15/32 109,798
120,000 Progressive Corp 6 .250 12/01/32 129,020
1,000,000 (a) Progressive Corp 4 .950 06/15/33 990,042
300,000 Progressive Corp 4 .350 04/25/44 255,050
300,000 Progressive Corp 3 .700 01/26/45 230,676
950,000 Progressive Corp 4 .125 04/15/47 764,917
750,000 Progressive Corp 4 .200 03/15/48 612,233
100,000 Progressive Corp 3 .950 03/26/50 77,274
500,000 Progressive Corp 3 .700 03/15/52 369,408
200,000 (a) Prudential Financial, Inc 1 .500 03/10/26 192,939
195,000 Prudential Financial, Inc 3 .878 03/27/28 189,825
500,000 Prudential Financial, Inc 2 .100 03/10/30 440,804
450,000 Prudential Financial, Inc 5 .700 12/14/36 461,961
500,000 Prudential Financial, Inc 3 .000 03/10/40 369,033
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,485,386
200,000 Prudential Financial, Inc 5 .375 05/15/45 198,648
2,300,000 (a) Prudential Financial, Inc 4 .500 09/15/47 2,222,882
300,000 Prudential Financial, Inc 4 .418 03/27/48 247,633

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 2,400,000 Prudential Financial, Inc 5 .700% 09/15/48 $ 2,382,274
799,000 Prudential Financial, Inc 3 .935 12/07/49 602,289
450,000 Prudential Financial, Inc 4 .350 02/25/50 366,701
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 723,631
675,000 Prudential Financial, Inc 5 .125 03/01/52 642,345
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,001,309
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,564,598
525,000 Prudential Financial, Inc 6 .500 03/15/54 539,944
200,000 (a) Prudential Funding Asia plc 3 .125 04/14/30 181,387
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 904,552
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 716,188
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 315,952
1,000,000 Reinsurance Group of America, Inc 6 .000 09/15/33 1,027,758
1,000,000 Reinsurance Group of America, Inc 5 .750 09/15/34 1,007,868
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 193,279
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 282,461
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,004,230
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,028,142
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 865,771
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 24,683
600,000 Travelers Cos, Inc 5 .350 11/01/40 588,651
200,000 Travelers Cos, Inc 4 .600 08/01/43 176,700
250,000 Travelers Cos, Inc 4 .300 08/25/45 208,449
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 869,591
500,000 Travelers Cos, Inc 4 .050 03/07/48 400,151
900,000 Travelers Cos, Inc 4 .100 03/04/49 717,832
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,303,818
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 972,903
100,000 (a) Travelers Property Casualty Corp 6 .375 03/15/33 109,727
200,000 Trinity Acquisition plc 4 .400 03/15/26 198,594
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 994,911
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,454,954
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,456,060
900,000 UnitedHealth Group, Inc 5 .750 07/15/64 874,496
500,000 Unum Group 4 .000 06/15/29 478,815
300,000 Unum Group 5 .750 08/15/42 292,876
500,000 Unum Group 4 .500 12/15/49 396,562
1,000,000 Unum Group 4 .125 06/15/51 737,175
1,000,000 Unum Group 6 .000 06/15/54 988,253
525,000 Verisk Analytics, Inc 5 .250 06/05/34 518,569
2,500,000 Voya Financial, Inc 5 .000 09/20/34 2,366,840
200,000 Voya Financial, Inc 4 .800 06/15/46 170,366
200,000 W R Berkley Corp 4 .750 08/01/44 175,219
650,000 W R Berkley Corp 4 .000 05/12/50 492,279
1,000,000 (a) W R Berkley Corp 3 .550 03/30/52 687,459
400,000 W R Berkley Corp 3 .150 09/30/61 235,179
1,000,000 Willis North America, Inc 4 .650 06/15/27 997,610
500,000 Willis North America, Inc 4 .500 09/15/28 491,007
900,000 Willis North America, Inc 2 .950 09/15/29 818,153
1,000,000 Willis North America, Inc 5 .350 05/15/33 992,979
300,000 Willis North America, Inc 5 .050 09/15/48 264,553
500,000 Willis North America, Inc 3 .875 09/15/49 367,005
1,500,000 Willis North America, Inc 5 .900 03/05/54 1,477,244
200,000 XL Group Ltd 5 .250 12/15/43 185,342
TOTAL INSURANCE 208,122,206
MATERIALS - 0.7%
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 470,009
750,000 Air Products and Chemicals, Inc 4 .600 02/08/29 746,463
2,125,000 Air Products and Chemicals, Inc 2 .050 05/15/30 1,844,359
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 744,470
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 980,894
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 732,257

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 125,000 Air Products and Chemicals, Inc 2 .700% 05/15/40 $ 89,159
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 787,012
750,000 Albemarle Corp 4 .650 06/01/27 743,731
1,000,000 (a) Albemarle Corp 5 .650 06/01/52 860,393
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 392,378
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,012,677
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 175,299
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,718,675
1,000,000 Amcor Group Finance plc 5 .450 05/23/29 1,008,265
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 923,703
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 338,810
1,000,000 AptarGroup, Inc 3 .600 03/15/32 898,948
1,500,000 ArcelorMittal S.A. 6 .550 11/29/27 1,560,344
2,000,000 (a) ArcelorMittal S.A. 6 .800 11/29/32 2,136,996
1,000,000 ArcelorMittal S.A. 6 .000 06/17/34 1,017,061
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 988,009
300,000 Avery Dennison Corp 4 .875 12/06/28 299,299
500,000 Avery Dennison Corp 2 .650 04/30/30 443,580
1,000,000 Avery Dennison Corp 2 .250 02/15/32 816,932
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,025,895
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,476,745
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 101,041
625,000 Berry Global, Inc 1 .650 01/15/27 585,217
1,000,000 Berry Global, Inc 5 .500 04/15/28 1,009,586
1,000,000 (c) Berry Global, Inc 5 .800 06/15/31 1,017,849
1,500,000 (c) Berry Global, Inc 5 .650 01/15/34 1,504,295
1,500,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 1,496,984
1,500,000 BHP Billiton Finance USA Ltd 5 .100 09/08/28 1,513,794
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,015,983
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,473,562
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,507,329
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 694,168
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,798,478
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 561,370
500,000 Cabot Corp 4 .000 07/01/29 477,769
1,000,000 Cabot Corp 5 .000 06/30/32 975,264
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 935,263
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 1,014,902
1,000,000 Celanese US Holdings LLC 6 .600 11/15/28 1,024,351
1,000,000 Celanese US Holdings LLC 6 .330 07/15/29 1,020,396
1,000,000 Celanese US Holdings LLC 6 .800 11/15/30 1,035,175
1,000,000 Celanese US Holdings LLC 6 .379 07/15/32 1,015,769
1,000,000 Celanese US Holdings LLC 6 .950 11/15/33 1,037,776
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 359,570
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 179,384
1,000,000 CRH America Finance, Inc 5 .400 05/21/34 1,001,909
1,000,000 CRH SMW Finance DAC 5
.200
05/21/29 1,006,960
300,000 Dow Chemical Co 4 .800 11/30/28 298,311
81,000 Dow Chemical Co 7 .375 11/01/29 88,662
1,000,000 (a) Dow Chemical Co 2 .100 11/15/30 849,215
1,000,000 (a) Dow Chemical Co 6 .300 03/15/33 1,061,333
2,000,000 (a) Dow Chemical Co 5 .150 02/15/34 1,955,675
982,000 Dow Chemical Co 4 .250 10/01/34 891,975
131,000 Dow Chemical Co 9 .400 05/15/39 173,725
275,000 Dow Chemical Co 5 .250 11/15/41 255,108
1,200,000 Dow Chemical Co 4 .375 11/15/42 984,374
400,000 Dow Chemical Co 4 .625 10/01/44 336,629
825,000 Dow Chemical Co 5 .550 11/30/48 772,753
750,000 Dow Chemical Co 4 .800 05/15/49 630,289
1,000,000 Dow Chemical Co 3 .600 11/15/50 686,629
500,000 (a) Dow Chemical Co 6 .900 05/15/53 550,359
2,000,000 Dow Chemical Co 5 .600 02/15/54 1,889,096

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 2,325,000 DowDuPont, Inc 5 .419% 11/15/48 $ 2,312,534
2,300,000 DuPont de Nemours, Inc 4 .725 11/15/28 2,289,518
91,000 DuPont de Nemours, Inc 5 .319 11/15/38 91,269
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,275,374
700,000 Eastman Chemical Co 4 .500 12/01/28 686,667
1,000,000 Eastman Chemical Co 5 .000 08/01/29 996,851
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,680,636
1,000,000 Eastman Chemical Co 5 .625 02/20/34 999,732
150,000 Eastman Chemical Co 4 .800 09/01/42 130,586
525,000 Eastman Chemical Co 4 .650 10/15/44 443,571
750,000 Ecolab, Inc 2 .700 11/01/26 726,345
1,000,000 Ecolab, Inc 1 .650 02/01/27 942,489
300,000 Ecolab, Inc 3 .250 12/01/27 288,927
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,018,457
1,000,000 Ecolab, Inc 1 .300 01/30/31 809,450
1,000,000 Ecolab, Inc 2 .125 02/01/32 831,252
150,000 Ecolab, Inc 2 .125 08/15/50 80,388
1,000,000 Ecolab, Inc 2 .700 12/15/51 607,535
1,370,000 Ecolab, Inc 2 .750 08/18/55 804,196
175,000 (a) EIDP, Inc 2 .300 07/15/30 152,976
1,250,000 EIDP, Inc 4 .800 05/15/33 1,214,254
500,000 FMC Corp 3 .200 10/01/26 485,090
500,000 FMC Corp 3 .450 10/01/29 457,937
1,000,000 (a) FMC Corp 5 .650 05/18/33 989,177
500,000 (a) FMC Corp 4 .500 10/01/49 380,702
500,000 FMC Corp 6 .375 05/18/53 492,812
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 972,815
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,458,994
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 1,001,570
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 950,333
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 969,280
750,000 Georgia-Pacific LLC 7 .750 11/15/29 841,423
600,000 Huntsman International LLC 4 .500 05/01/29 572,054
1,000,000 Huntsman International LLC 2 .950 06/15/31 833,528
1,000,000 Huntsman International LLC 5 .700 10/15/34 953,288
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 97,765
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 156,412
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 579,360
450,000 International Paper Co 6 .000 11/15/41 460,267
390,000 International Paper Co 4 .800 06/15/44 343,086
2,425,000 International Paper Co 4 .350 08/15/48 1,951,038
1,000,000 Kinross Gold Corp 4 .500 07/15/27 990,653
1,000,000 Kinross Gold Corp 6 .250 07/15/33 1,038,861
725,000 Linde, Inc 1 .100 08/10/30 599,104
625,000 Linde, Inc 3 .550 11/07/42 491,479
225,000 Linde, Inc 2 .000 08/10/50 117,130
150,000 Lubrizol Corp 6 .500 10/01/34 164,954
575,000 LYB International Finance BV 5 .250 07/15/43 522,301
550,000 LYB International Finance BV 4 .875 03/15/44 472,696
491,000 LYB International Finance III LLC 1 .250 10/01/25 478,094
150,000 LYB International Finance III LLC 2 .250 10/01/30 128,107
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,009,542
1,000,000 (a) LYB International Finance III LLC 5 .500 03/01/34 980,926
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 839,621
1,000,000 (a) LYB International Finance III LLC 4 .200 10/15/49 748,912
750,000 (a) LYB International Finance III LLC 4 .200 05/01/50 559,255
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 671,456
500,000 LYB International Finance III LLC 3 .800 10/01/60 330,397
475,000 LyondellBasell Industries NV 4 .625 02/26/55 374,277
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 193,963
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 313,728
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 221,175

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 Martin Marietta Materials, Inc 2 .400% 07/15/31 $ 850,497
1,000,000 (a) Martin Marietta Materials, Inc 5 .150 12/01/34 981,921
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 361,341
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 647,422
1,000,000 Martin Marietta Materials, Inc 5 .500 12/01/54 943,283
800,000 Mosaic Co 4 .050 11/15/27 783,900
750,000 Mosaic Co 5 .375 11/15/28 758,229
300,000 Mosaic Co 5 .450 11/15/33 297,042
100,000 Mosaic Co 4 .875 11/15/41 87,474
600,000 Mosaic Co 5 .625 11/15/43 567,946
1,300,000 Newmont Corp 2 .800 10/01/29 1,184,941
250,000 Newmont Corp 2 .250 10/01/30 215,912
1,350,000 (a) Newmont Corp 2 .600 07/15/32 1,146,698
3,000,000 Newmont Corp 5 .350 03/15/34 2,984,826
298,000 Newmont Corp 5 .875 04/01/35 306,869
235,000 Newmont Corp 6 .250 10/01/39 247,281
975,000 Newmont Corp 4 .875 03/15/42 888,992
300,000 (a) Newmont Corp 5 .450 06/09/44 289,612
500,000 Nucor Corp 4 .300 05/23/27 495,927
425,000 Nucor Corp 3 .950 05/01/28 412,731
3,150,000 Nucor Corp 2 .700 06/01/30 2,813,106
500,000 Nucor Corp 3 .125 04/01/32 437,863
1,000,000 Nucor Corp 2 .979 12/15/55 593,999
200,000 Nutrien Ltd 3 .000 04/01/25 199,119
700,000 Nutrien Ltd 4 .000 12/15/26 690,300
1,000,000 Nutrien Ltd 4 .900 03/27/28 999,597
550,000 Nutrien Ltd 4 .200 04/01/29 533,417
500,000 Nutrien Ltd 2 .950 05/13/30 449,846
2,000,000 Nutrien Ltd 5 .400 06/21/34 1,986,457
200,000 Nutrien Ltd 4 .125 03/15/35 177,036
200,000 Nutrien Ltd 5 .625 12/01/40 194,131
200,000 Nutrien Ltd 4 .900 06/01/43 177,324
691,000 Nutrien Ltd 5 .250 01/15/45 634,341
1,050,000 Nutrien Ltd 5 .000 04/01/49 933,410
300,000 Nutrien Ltd 3 .950 05/13/50 223,093
750,000 Nutrien Ltd 5 .800 03/27/53 737,710
1,000,000 (a) Owens Corning 5 .950 06/15/54 988,139
550,000 Packaging Corp of America 3 .400 12/15/27 529,736
100,000 Packaging Corp of America 3 .000 12/15/29 91,147
500,000 Packaging Corp of America 5 .700 12/01/33 510,349
500,000 Packaging Corp of America 4 .050 12/15/49 383,711
1,500,000 Packaging Corp of America 3 .050 10/01/51 962,653
250,000 PPG Industries, Inc 1 .200 03/15/26 239,459
425,000 PPG Industries, Inc 3 .750 03/15/28 410,542
500,000 PPG Industries, Inc 2 .550 06/15/30 441,106
1,000,000 Praxair, Inc 3 .200 01/30/26 986,466
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 488,573
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 426,691
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 436,661
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 336,857
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,219,748
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,498,789
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,171,290
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 924,851
100,000 RPM International, Inc 3 .750 03/15/27 97,739
300,000 RPM International, Inc 4 .550 03/01/29 294,916
1,000,000 RPM International, Inc 2 .950 01/15/32 859,835
100,000 RPM International, Inc 5 .250 06/01/45 93,467
200,000 RPM International, Inc 4 .250 01/15/48 165,339
200,000 Sherwin-Williams Co 3 .950 01/15/26 198,655
925,000 Sherwin-Williams Co 3 .450 06/01/27 899,617
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 991,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 Sherwin-Williams Co 2 .950% 08/15/29 $ 459,081
500,000 Sherwin-Williams Co 2 .300 05/15/30 436,695
1,500,000 Sherwin-Williams Co 4 .800 09/01/31 1,480,251
950,000 Sherwin-Williams Co 2 .200 03/15/32 786,620
200,000 Sherwin-Williams Co 4 .000 12/15/42 158,014
900,000 Sherwin-Williams Co 4 .500 06/01/47 756,664
900,000 Sherwin-Williams Co 3 .800 08/15/49 659,561
500,000 Sherwin-Williams Co 3 .300 05/15/50 330,754
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 608,342
225,000 (c) Smurfit Kappa Treasury ULC 5 .438 04/03/34 224,600
300,000 (c) Smurfit Kappa Treasury ULC 5 .777 04/03/54 297,136
500,000 (c) Smurfit Westrock Financing DAC 5 .418 01/15/35 496,377
650,000 Sonoco Products Co 2 .250 02/01/27 614,716
1,000,000 Sonoco Products Co 4 .600 09/01/29 973,829
750,000 Sonoco Products Co 3 .125 05/01/30 675,034
1,000,000 (a) Sonoco Products Co 2 .850 02/01/32 849,602
1,000,000 Sonoco Products Co 5 .000 09/01/34 948,256
800,000 Southern Copper Corp 3 .875 04/23/25 796,012
100,000 Southern Copper Corp 7 .500 07/27/35 113,872
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,263,114
2,000,000 Southern Copper Corp 5 .875 04/23/45 1,952,768
100,000 Steel Dynamics, Inc 2 .400 06/15/25 98,817
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 919,899
750,000 Steel Dynamics, Inc 3 .450 04/15/30 695,476
100,000 Steel Dynamics, Inc 3 .250 01/15/31 90,174
1,000,000 (a) Steel Dynamics, Inc 5 .375 08/15/34 991,315
500,000 (a) Steel Dynamics, Inc 3 .250 10/15/50 328,324
700,000 Suzano Austria GmbH 2 .500 09/15/28 622,235
1,900,000 (a) Suzano Austria GmbH 6 .000 01/15/29 1,906,968
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 882,544
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,244,549
700,000 Suzano International Finance BV 5 .500 01/17/27 700,307
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,827,111
4,500,000 (a) Vale Overseas Ltd 6 .125 06/12/33 4,556,506
2,000,000 (a) Vale Overseas Ltd 6 .400 06/28/54 1,966,350
750,000 Vulcan Materials Co 4 .500 04/01/25 748,900
100,000 Vulcan Materials Co 3 .900 04/01/27 98,305
1,000,000 Vulcan Materials Co 4 .950 12/01/29 996,796
275,000 Vulcan Materials Co 3 .500 06/01/30 254,893
600,000 Vulcan Materials Co 5 .350 12/01/34 598,190
475,000 (a) Vulcan Materials Co 4 .500 06/15/47 396,968
200,000 Vulcan Materials Co 4 .700 03/01/48 172,102
1,000,000 Vulcan Materials Co 5 .700 12/01/54 970,734
500,000 Westlake Corp 3 .600 08/15/26 489,787
1,000,000 Westlake Corp 3 .375 06/15/30 917,731
500,000 Westlake Corp 2 .875 08/15/41 335,493
500,000 (a) Westlake Corp 5 .000 08/15/46 435,300
200,000 Westlake Corp 4 .375 11/15/47 157,463
500,000 Westlake Corp 3 .125 08/15/51 311,045
500,000 Westlake Corp 3 .375 08/15/61 300,090
300,000 WRKCo, Inc 3 .375 09/15/27 288,641
325,000 WRKCo, Inc 4 .000 03/15/28 315,059
240,000 WRKCo, Inc 3 .900 06/01/28 231,472
950,000 WRKCo, Inc 4 .900 03/15/29 943,903
685,000 WRKCo, Inc 4 .200 06/01/32 638,161
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,175,129
750,000 Yamana Gold, Inc 2 .630 08/15/31 631,155
TOTAL MATERIALS 190,598,038
MEDIA & ENTERTAINMENT - 0.9%
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,203,356
1,000,000 Alphabet, Inc 0 .800 08/15/27 914,793
850,000 Alphabet, Inc 1 .100 08/15/30 706,811

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 1,000,000 Alphabet, Inc 1 .900% 08/15/40 $ 653,259
2,800,000 (a) Alphabet, Inc 2 .050 08/15/50 1,551,477
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 595,819
1,000,000 (a) Baidu, Inc 1 .720 04/09/26 961,771
500,000 Baidu, Inc 4 .375 03/29/28 491,416
500,000 Baidu, Inc 4 .875 11/14/28 498,729
300,000 Baidu, Inc 3 .425 04/07/30 277,692
750,000 (a) Baidu, Inc 2 .375 10/09/30 650,399
1,000,000 (a) Baidu, Inc 2 .375 08/23/31 847,198
950,000 Charter Communications Operating LLC 3 .750 02/15/28 904,884
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,658,338
650,000 Charter Communications Operating LLC 2 .250 01/15/29 573,124
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,274,158
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,686,601
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,187,901
500,000 Charter Communications Operating LLC 4 .400 04/01/33 446,695
2,500,000 Charter Communications Operating LLC 6 .650 02/01/34 2,573,253
2,625,000 Charter Communications Operating LLC 6 .550 06/01/34 2,685,132
750,000 Charter Communications Operating LLC 6 .384 10/23/35 748,607
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,334,275
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,027,876
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 679,518
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,464,622
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,149,080
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,175,403
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,252,426
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,877,893
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,561,648
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 1,929,931
2,750,000 Charter Communications Operating LLC 5 .250 04/01/53 2,219,582
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,205,180
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 998,450
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 609,142
500,000 Charter Communications Operating LLC 5 .500 04/01/63 397,820
1,950,000 Comcast Corp 3 .150 03/01/26 1,920,126
1,025,000 Comcast Corp 2 .350 01/15/27 979,882
1,450,000 Comcast Corp 3 .300 02/01/27 1,411,417
750,000 Comcast Corp 5 .350 11/15/27 764,525
900,000 Comcast Corp 3 .150 02/15/28 857,461
2,675,000 Comcast Corp 4 .150 10/15/28 2,608,752
1,000,000 Comcast Corp 4 .550 01/15/29 990,135
1,500,000 Comcast Corp 5 .100 06/01/29 1,515,362
5,000,000 Comcast Corp 3 .400 04/01/30 4,639,482
3,300,000 Comcast Corp 4 .250 10/15/30 3,182,226
1,950,000 Comcast Corp 1 .950 01/15/31 1,631,051
3,850,000 Comcast Corp 1 .500 02/15/31 3,133,580
3,250,000 Comcast Corp 5 .500 11/15/32 3,330,356
1,925,000 Comcast Corp 4 .250 01/15/33 1,795,957
2,000,000 Comcast Corp 4 .650 02/15/33 1,931,786
150,000 Comcast Corp 7 .050 03/15/33 166,959
2,000,000 Comcast Corp 4 .800 05/15/33 1,942,898
1,500,000 Comcast Corp 5 .300 06/01/34 1,498,119
200,000 Comcast Corp 4 .200 08/15/34 183,021
500,000 Comcast Corp 4 .400 08/15/35 460,654
36,000 Comcast Corp 6 .500 11/15/35 39,086
3,475,000 Comcast Corp 3 .200 07/15/36 2,806,499
3,150,000 Comcast Corp 3 .900 03/01/38 2,648,309
1,000,000 Comcast Corp 3 .250 11/01/39 757,755
3,800,000 Comcast Corp 3 .750 04/01/40 3,056,461
1,275,000 Comcast Corp 3 .400 07/15/46 895,292
631,000 Comcast Corp 3 .969 11/01/47 478,161
1,500,000 Comcast Corp 4 .000 03/01/48 1,139,124

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 1,407,000 Comcast Corp 3 .999% 11/01/49 $ 1,063,998
2,525,000 Comcast Corp 3 .450 02/01/50 1,728,742
425,000 Comcast Corp 2 .800 01/15/51 252,598
2,237,000 Comcast Corp 2 .887 11/01/51 1,345,438
1,050,000 Comcast Corp 2 .450 08/15/52 570,293
3,750,000 Comcast Corp 5 .350 05/15/53 3,471,126
1,000,000 Comcast Corp 5 .650 06/01/54 966,673
2,708,000 Comcast Corp 2 .937 11/01/56 1,577,240
850,000 Comcast Corp 2 .650 08/15/62 445,325
6,758,000 Comcast Corp 2 .987 11/01/63 3,814,086
2,000,000 Comcast Corp 5 .500 05/15/64 1,865,234
350,000 Discovery Communications LLC 3 .450 03/15/25 348,727
200,000 Discovery Communications LLC 3 .950 06/15/25 198,748
500,000 Discovery Communications LLC 4 .900 03/11/26 498,394
2,275,000 Discovery Communications LLC 3 .950 03/20/28 2,153,921
1,000,000 Discovery Communications LLC 4 .125 05/15/29 931,681
250,000 Discovery Communications LLC 3 .625 05/15/30 222,400
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 830,418
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 626,660
2,250,000 Fox Corp 4 .709 01/25/29 2,222,454
500,000 Fox Corp 3 .500 04/08/30 464,260
1,000,000 Fox Corp 6 .500 10/13/33 1,053,819
1,500,000 Fox Corp 5 .476 01/25/39 1,425,472
650,000 (a) Fox Corp 5 .576 01/25/49 603,994
403,000 (a) Grupo Televisa SAB 6 .125 01/31/46 338,249
1,000,000 Inter-American Investment Corp 3 .625 02/17/27 983,075
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 988,175
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 346,892
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 493,564
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 851,798
500,000 Interpublic Group of Cos, Inc 5 .375 06/15/33 495,622
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 738,092
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 377,201
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,955,165
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,501,918
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 1,008,321
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,858,688
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,502,104
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,685,571
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,499,379
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,420,916
2,500,000 Meta Platforms, Inc 4 .650 08/15/62 2,121,672
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 1,009,746
870,000 NBCUniversal Media LLC 4 .450 01/15/43 740,988
2,500,000 NetFlix, Inc 4 .875 04/15/28 2,510,209
2,500,000 NetFlix, Inc 5 .875 11/15/28 2,590,594
1,000,000 NetFlix, Inc 4 .900 08/15/34 979,304
500,000 NetFlix, Inc 5 .400 08/15/54 486,331
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 1,035,322
750,000 Omnicom Group, Inc 2 .450 04/30/30 658,468
325,000 Omnicom Group, Inc 4 .200 06/01/30 312,211
700,000 Omnicom Group, Inc 2 .600 08/01/31 598,396
750,000 Omnicom Group, Inc 5 .300 11/01/34 739,619
341,000 Paramount Global 2 .900 01/15/27 326,332
200,000 Paramount Global 3 .375 02/15/28 188,208
1,300,000 Paramount Global 3 .700 06/01/28 1,223,879
500,000 Paramount Global 4 .200 06/01/29 471,641
500,000 Paramount Global 7 .875 07/30/30 541,221
1,000,000 Paramount Global 4 .950 01/15/31 933,498
1,500,000 Paramount Global 4 .200 05/19/32 1,321,973
200,000 Paramount Global 4 .850 07/01/42 157,932
2,179,000 Paramount Global 4 .375 03/15/43 1,586,297

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.9% (continued)
$ 625,000 Paramount Global 5 .850% 09/01/43 $ 543,104
200,000 Paramount Global 4 .900 08/15/44 151,401
800,000 Paramount Global 4 .600 01/15/45 586,745
1,000,000 Paramount Global 4 .950 05/19/50 752,418
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,020,081
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 365,971
1,500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 1,499,224
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 922,929
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 630,563
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,039,392
400,000 Time Warner Cable LLC 7 .300 07/01/38 406,930
500,000 Time Warner Cable LLC 6 .750 06/15/39 490,044
890,000 Time Warner Cable LLC 5 .875 11/15/40 796,369
475,000 Time Warner Cable LLC 5 .500 09/01/41 403,083
4,375,000 Time Warner Cable LLC 4 .500 09/15/42 3,272,929
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 337,471
500,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 492,161
475,000 TWDC Enterprises 18 Corp 1 .850 07/30/26 456,035
1,500,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 1,446,320
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 86,321
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 156,797
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,048,318
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 67,075
150,000 ViacomCBS, Inc 6 .875 04/30/36 151,867
700,000 Walt Disney Co 3 .700 10/15/25 695,856
8,000,000 Walt Disney Co 1 .750 01/13/26 7,786,562
2,000,000 Walt Disney Co 2 .200 01/13/28 1,867,662
425,000 Walt Disney Co 2 .000 09/01/29 377,924
1,000,000 Walt Disney Co 3 .800 03/22/30 957,127
2,000,000 Walt Disney Co 2 .650 01/13/31 1,770,471
229,000 Walt Disney Co 6 .400 12/15/35 251,456
325,000 Walt Disney Co 6 .650 11/15/37 362,425
1,000,000 Walt Disney Co 3 .500 05/13/40 801,895
1,425,000 Walt Disney Co 6 .150 02/15/41 1,508,604
225,000 Walt Disney Co 5 .400 10/01/43 220,934
500,000 Walt Disney Co 4 .750 09/15/44 447,618
300,000 Walt Disney Co 4 .950 10/15/45 274,230
700,000 Walt Disney Co 4 .750 11/15/46 621,609
1,600,000 Walt Disney Co 2 .750 09/01/49 997,859
3,000,000 Walt Disney Co 4 .700 03/23/50 2,662,052
4,500,000 Walt Disney Co 3 .600 01/13/51 3,307,319
2,000,000 Walt Disney Co 3 .800 05/13/60 1,451,673
7,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 6,744,017
3,325,000 Warnermedia Holdings, Inc 4 .054 03/15/29 3,093,745
2,625,000 Warnermedia Holdings, Inc 4 .279 03/15/32 2,313,169
2,750,000 Warnermedia Holdings, Inc 5 .050 03/15/42 2,207,926
9,350,000 Warnermedia Holdings, Inc 5 .141 03/15/52 6,947,090
2,975,000 Warnermedia Holdings, Inc 5 .391 03/15/62 2,187,579
900,000 (a) Weibo Corp 3 .375 07/08/30 806,255
TOTAL MEDIA & ENTERTAINMENT 227,785,572
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,150,000 AbbVie, Inc 3 .200 05/14/26 2,111,750
4,000,000 AbbVie, Inc 2 .950 11/21/26 3,885,844
1,950,000 AbbVie, Inc 4 .800 03/15/29 1,948,525
6,750,000 AbbVie, Inc 3 .200 11/21/29 6,265,028
3,000,000 AbbVie, Inc 4 .950 03/15/31 2,999,393
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,481,972
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,115,514
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,802,721
675,000 AbbVie, Inc 4 .300 05/14/36 616,371
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,819,288
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,882,497

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 3,000,000 AbbVie, Inc 5 .350% 03/15/44 $ 2,924,412
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,472,864
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,168,331
925,000 AbbVie, Inc 4 .700 05/14/45 816,174
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,147,553
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,032,626
4,975,000 AbbVie, Inc 4 .250 11/21/49 4,044,889
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,010,684
3,000,000 AbbVie, Inc 5 .500 03/15/64 2,864,258
200,000 Agilent Technologies, Inc 3 .050 09/22/26 194,553
500,000 Agilent Technologies, Inc 2 .750 09/15/29 454,141
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 860,972
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 847,717
1,000,000 Agilent Technologies, Inc 4 .750 09/09/34 949,505
1,225,000 Amgen, Inc 2 .600 08/19/26 1,184,817
3,250,000 Amgen, Inc 2 .200 02/21/27 3,081,600
775,000 Amgen, Inc 3 .200 11/02/27 745,436
5,000,000 Amgen, Inc 5 .150 03/02/28 5,036,374
1,500,000 Amgen, Inc 1 .650 08/15/28 1,340,674
1,000,000 Amgen, Inc 4 .050 08/18/29 962,850
1,000,000 Amgen, Inc 2 .450 02/21/30 884,208
4,175,000 Amgen, Inc 5 .250 03/02/30 4,213,957
500,000 Amgen, Inc 2 .300 02/25/31 425,715
850,000 Amgen, Inc 3 .350 02/22/32 757,327
1,000,000 Amgen, Inc 4 .200 03/01/33 927,388
2,300,000 Amgen, Inc 5 .250 03/02/33 2,283,022
1,325,000 Amgen, Inc 3 .150 02/21/40 987,443
1,500,000 Amgen, Inc 2 .800 08/15/41 1,044,562
126,000 Amgen, Inc 5 .150 11/15/41 117,202
3,900,000 Amgen, Inc 5 .600 03/02/43 3,791,291
2,675,000 Amgen, Inc 4 .400 05/01/45 2,218,595
2,128,000 Amgen, Inc 4 .563 06/15/48 1,771,707
2,575,000 Amgen, Inc 3 .375 02/21/50 1,759,626
2,447,000 Amgen, Inc 4 .663 06/15/51 2,048,800
1,000,000 Amgen, Inc 3 .000 01/15/52 630,925
1,000,000 Amgen, Inc 4 .200 02/22/52 772,186
1,000,000 Amgen, Inc 4 .875 03/01/53 858,250
2,950,000 Amgen, Inc 5 .650 03/02/53 2,840,163
172,000 Amgen, Inc 2 .770 09/01/53 99,920
1,000,000 Amgen, Inc 4 .400 02/22/62 776,226
1,250,000 Amgen, Inc 5 .750 03/02/63 1,198,822
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,911,753
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,005,879
2,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 1,814,687
1,500,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,503,087
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 1,004,042
1,500,000 (a) AstraZeneca Finance LLC 4 .900 02/26/31 1,498,855
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,483,568
1,000,000 AstraZeneca plc 0 .700 04/08/26 954,218
950,000 AstraZeneca plc 3 .125 06/12/27 920,180
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,653,928
1,000,000 AstraZeneca plc 1 .375 08/06/30 832,996
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,083,377
625,000 AstraZeneca plc 4 .000 09/18/42 516,980
500,000 AstraZeneca plc 4 .375 11/16/45 428,760
750,000 AstraZeneca plc 4 .375 08/17/48 635,514
600,000 (a) AstraZeneca plc 2 .125 08/06/50 326,407
1,500,000 AstraZeneca plc 3 .000 05/28/51 980,844
149,000 Baxalta, Inc 5 .250 06/23/45 137,153
1,800,000 Biogen, Inc 2 .250 05/01/30 1,556,048
1,375,000 Biogen, Inc 3 .150 05/01/50 867,019
1,346,000 (a) Biogen, Inc 3 .250 02/15/51 864,184

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 200,000 Bio-Rad Laboratories, Inc 3 .300% 03/15/27 $ 193,474
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 470,017
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 910,643
1,275,000 Bristol-Myers Squibb Co 3 .900 02/20/28 1,248,273
2,500,000 Bristol-Myers Squibb Co 4 .900 02/22/29 2,512,161
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 824,957
1,150,000 (a) Bristol-Myers Squibb Co 1 .450 11/13/30 952,526
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,560,092
2,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 2,516,095
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,219,089
1,250,000 (a) Bristol-Myers Squibb Co 5 .900 11/15/33 1,311,535
3,500,000 Bristol-Myers Squibb Co 5 .200 02/22/34 3,495,624
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,467,414
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 82,689
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 289,873
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 477,200
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,477,615
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 412,856
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,517,082
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,150,451
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 868,202
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,510,860
1,250,000 Bristol-Myers Squibb Co 6 .250 11/15/53 1,324,221
3,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 3,395,277
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 715,352
1,250,000 Bristol-Myers Squibb Co 6 .400 11/15/63 1,338,724
1,500,000 Bristol-Myers Squibb Co 5 .650 02/22/64 1,443,569
200,000 Danaher Corp 4 .375 09/15/45 170,629
400,000 Danaher Corp 2 .600 10/01/50 238,107
750,000 Danaher Corp 2 .800 12/10/51 462,815
950,000 Eli Lilly & Co 3 .100 05/15/27 922,233
1,500,000 Eli Lilly & Co 4 .500 02/09/29 1,491,876
1,500,000 Eli Lilly & Co 4 .200 08/14/29 1,468,591
850,000 (a) Eli Lilly & Co 4 .700 02/27/33 833,092
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,453,964
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,152,094
1,300,000 Eli Lilly & Co 2 .250 05/15/50 730,625
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,403,209
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,378,516
2,000,000 Eli Lilly & Co 5 .050 08/14/54 1,852,611
750,000 Eli Lilly & Co 2 .500 09/15/60 399,446
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,278,383
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,370,675
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,396,543
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,111,520
525,000 Gilead Sciences, Inc 2 .950 03/01/27 507,324
1,000,000 Gilead Sciences, Inc 4 .800 11/15/29 997,950
5,815,000 Gilead Sciences, Inc 1 .650 10/01/30 4,863,266
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,505,477
1,000,000 Gilead Sciences, Inc 5 .100 06/15/35 983,852
450,000 Gilead Sciences, Inc 4 .600 09/01/35 424,671
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,146,702
325,000 Gilead Sciences, Inc 2 .600 10/01/40 224,720
250,000 Gilead Sciences, Inc 5 .650 12/01/41 249,927
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 917,331
950,000 Gilead Sciences, Inc 4 .500 02/01/45 814,274
925,000 Gilead Sciences, Inc 4 .750 03/01/46 815,001
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,218,938
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,598,037
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 983,674
1,000,000 Gilead Sciences, Inc 5 .500 11/15/54 972,649
1,000,000 Gilead Sciences, Inc 5 .600 11/15/64 965,365

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 2,900,000 GlaxoSmithKline Capital plc 3 .375% 06/01/29 $ 2,742,239
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 902,220
350,000 (a) GlaxoSmithKline Capital, Inc 5 .375 04/15/34 357,077
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,347,244
850,000 (a) GlaxoSmithKline Capital, Inc 4 .200 03/18/43 718,450
1,000,000 Illumina, Inc 5 .750 12/13/27 1,026,138
1,500,000 Illumina, Inc 2 .550 03/23/31 1,277,308
1,000,000 Johnson & Johnson 2 .450 03/01/26 977,631
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,833,063
1,500,000 (a) Johnson & Johnson 4 .800 06/01/29 1,514,701
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,677,694
850,000 Johnson & Johnson 4 .900 06/01/31 855,365
1,000,000 Johnson & Johnson 4 .375 12/05/33 969,261
1,500,000 (a) Johnson & Johnson 4 .950 06/01/34 1,499,951
250,000 Johnson & Johnson 3 .550 03/01/36 218,308
450,000 Johnson & Johnson 3 .625 03/03/37 390,163
250,000 Johnson & Johnson 5 .950 08/15/37 269,664
675,000 Johnson & Johnson 3 .400 01/15/38 564,480
375,000 Johnson & Johnson 5 .850 07/15/38 400,020
1,000,000 (a) Johnson & Johnson 2 .100 09/01/40 664,608
300,000 (a) Johnson & Johnson 4 .500 12/05/43 273,861
1,200,000 Johnson & Johnson 3 .700 03/01/46 948,634
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,280,099
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,577,466
1,500,000 Johnson & Johnson 2 .250 09/01/50 857,931
1,500,000 Johnson & Johnson 5 .250 06/01/54 1,464,745
1,000,000 Johnson & Johnson 2 .450 09/01/60 542,289
1,375,000 Merck & Co, Inc 0 .750 02/24/26 1,318,509
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,875,121
1,000,000 (a) Merck & Co, Inc 4 .050 05/17/28 985,310
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,353,371
1,000,000 (a) Merck & Co, Inc 4 .300 05/17/30 981,396
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,662,738
1,150,000 Merck & Co, Inc 2 .150 12/10/31 961,750
1,000,000 (a) Merck & Co, Inc 4 .500 05/17/33 963,427
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,248,492
425,000 Merck & Co, Inc 2 .350 06/24/40 287,700
100,000 Merck & Co, Inc 3 .600 09/15/42 77,632
925,000 Merck & Co, Inc 4 .150 05/18/43 774,573
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,154,247
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,413,323
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,252,980
375,000 Merck & Co, Inc 2 .450 06/24/50 215,877
625,000 Merck & Co, Inc 2 .750 12/10/51 378,780
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,251,627
1,100,000 Merck & Co, Inc 2 .900 12/10/61 630,840
1,500,000 Merck & Co, Inc 5 .150 05/17/63 1,370,502
500,000 Mylan, Inc 4 .550 04/15/28 489,859
700,000 Mylan, Inc 5 .200 04/15/48 578,469
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,328,377
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,230,134
1,000,000 Novartis Capital Corp 3 .800 09/18/29 962,848
1,000,000 Novartis Capital Corp 2 .200 08/14/30 875,714
1,000,000 Novartis Capital Corp 4 .000 09/18/31 952,485
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,395,573
400,000 Novartis Capital Corp 3 .700 09/21/42 322,059
1,025,000 Novartis Capital Corp 4 .400 05/06/44 899,294
1,000,000 Novartis Capital Corp 4 .000 11/20/45 820,569
750,000 Novartis Capital Corp 2 .750 08/14/50 475,597
350,000 Novartis Capital Corp 4 .700 09/18/54 308,696
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 4,956,066
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 4,947,263

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750% 05/19/33 $ 3,206,548
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,614,060
4,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 4,470,942
4,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 4,130,742
350,000 Pfizer, Inc 2 .750 06/03/26 341,652
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,772,831
950,000 (a) Pfizer, Inc 3 .600 09/15/28 919,707
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,477,550
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,235,329
425,000 Pfizer, Inc 4 .000 12/15/36 378,872
500,000 Pfizer, Inc 4 .100 09/15/38 436,668
875,000 Pfizer, Inc 3 .900 03/15/39 737,955
350,000 Pfizer, Inc 7 .200 03/15/39 409,133
1,250,000 Pfizer, Inc 2 .550 05/28/40 863,780
625,000 Pfizer, Inc 4 .300 06/15/43 532,490
1,100,000 Pfizer, Inc 4 .400 05/15/44 951,123
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,511,313
1,200,000 Pfizer, Inc 4 .200 09/15/48 971,981
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,648,149
1,000,000 Pfizer, Inc 2 .700 05/28/50 615,239
1,000,000 (a) Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 832,273
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 294,633
500,000 Revvity, Inc 3 .300 09/15/29 461,319
1,000,000 Revvity, Inc 2 .550 03/15/31 846,292
300,000 Revvity, Inc 2 .250 09/15/31 247,190
1,000,000 Revvity, Inc 3 .625 03/15/51 679,607
1,000,000 Royalty Pharma plc 5 .150 09/02/29 997,192
375,000 Royalty Pharma plc 2 .200 09/02/30 318,498
1,000,000 (a) Royalty Pharma plc 5 .400 09/02/34 973,044
1,000,000 Royalty Pharma plc 3 .300 09/02/40 724,024
1,000,000 Royalty Pharma plc 3 .550 09/02/50 666,856
1,000,000 Royalty Pharma plc 3 .350 09/02/51 634,732
500,000 Royalty Pharma plc 5 .900 09/02/54 474,797
500,000 Sanofi 3 .625 06/19/28 484,574
32,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 31,268
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,104,710
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 603,151
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 990,493
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,485,917
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 982,747
1,150,000 (a) Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 744,983
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 965,170
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 633,895
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 961,738
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 503,766
1,000,000 (a) Thermo Fisher Scientific, Inc 1 .750 10/15/28 899,319
1,000,000 (a) Thermo Fisher Scientific, Inc 5 .000 01/31/29 1,008,458
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,363,911
1,500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 1,512,903
275,000 (a) Thermo Fisher Scientific, Inc 2 .000 10/15/31 228,814
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 496,668
1,500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 1,491,809
1,000,000 Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,003,171
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,054,779
1,500,000 Thermo Fisher Scientific, Inc 5 .404 08/10/43 1,474,640
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 190,973
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 162,264
1,688,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 1,661,186
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 631,486
400,000 Viatris, Inc 2 .300 06/22/27 375,107
375,000 Viatris, Inc 2 .700 06/22/30 325,297
600,000 Viatris, Inc 3 .850 06/22/40 449,928

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,950,000 (a) Viatris, Inc 4 .000% 06/22/50 $ 1,328,580
150,000 Wyeth LLC 6 .500 02/01/34 163,222
275,000 Wyeth LLC 5 .950 04/01/37 287,085
300,000 Zoetis, Inc 4 .500 11/13/25 299,685
425,000 Zoetis, Inc 3 .000 09/12/27 407,299
500,000 Zoetis, Inc 3 .900 08/20/28 484,701
2,000,000 Zoetis, Inc 5 .600 11/16/32 2,061,969
900,000 Zoetis, Inc 4 .700 02/01/43 799,820
650,000 Zoetis, Inc 3 .950 09/12/47 505,056
200,000 Zoetis, Inc 4 .450 08/20/48 164,676
375,000 Zoetis, Inc 3 .000 05/15/50 240,537
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 332,240,189
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4 .875 03/01/26 499,257
500,000 CBRE Services, Inc 5 .500 04/01/29 509,003
1,000,000 CBRE Services, Inc 2 .500 04/01/31 851,124
1,000,000 CBRE Services, Inc 5 .950 08/15/34 1,031,140
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,890,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 464,079
500,000 (a) Advanced Micro Devices, Inc 4 .393 06/01/52 417,819
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,153,389
400,000 Analog Devices, Inc 3 .450 06/15/27 389,822
1,000,000 Analog Devices, Inc 1 .700 10/01/28 897,606
600,000 Analog Devices, Inc 2 .100 10/01/31 502,617
500,000 Analog Devices, Inc 5 .050 04/01/34 499,576
300,000 Analog Devices, Inc 2 .800 10/01/41 212,271
1,000,000 Analog Devices, Inc 2 .950 10/01/51 635,007
500,000 Analog Devices, Inc 5 .300 04/01/54 476,407
1,000,000 Applied Materials, Inc 3 .300 04/01/27 974,284
1,500,000 Applied Materials, Inc 4 .800 06/15/29 1,504,948
950,000 Applied Materials, Inc 1 .750 06/01/30 812,011
250,000 Applied Materials, Inc 5 .100 10/01/35 249,988
100,000 Applied Materials, Inc 5 .850 06/15/41 103,709
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,016,394
775,000 Applied Materials, Inc 2 .750 06/01/50 483,281
2,000,000 (c) Broadcom, Inc 1 .950 02/15/28 1,831,005
700,000 Broadcom, Inc 4 .150 02/15/28 688,229
300,000 (c) Broadcom, Inc 4 .000 04/15/29 288,616
1,150,000 Broadcom, Inc 5 .050 07/12/29 1,154,370
1,000,000 Broadcom, Inc 4 .350 02/15/30 972,994
343,000 Broadcom, Inc 4 .150 11/15/30 328,205
1,500,000 (c) Broadcom, Inc 2 .450 02/15/31 1,293,547
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,012,950
1,000,000 Broadcom, Inc 4 .550 02/15/32 967,027
625,000 (c) Broadcom, Inc 4 .150 04/15/32 586,081
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,414,715
1,500,000 (c) Broadcom, Inc 2 .600 02/15/33 1,239,895
5,883,000 (c) Broadcom, Inc 3 .419 04/15/33 5,149,575
2,522,000 (c) Broadcom, Inc 3 .469 04/15/34 2,185,717
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,061,485
6,327,000 (c) Broadcom, Inc 3 .137 11/15/35 5,167,082
4,043,000 (c) Broadcom, Inc 3 .187 11/15/36 3,256,798
3,336,000 (c) Broadcom, Inc 4 .926 05/15/37 3,173,029
850,000 (c) Broadcom, Inc 3 .500 02/15/41 663,787
3,000,000 (c) Broadcom, Inc 3 .750 02/15/51 2,232,691
2,480,000 Intel Corp 2 .600 05/19/26 2,404,500
1,000,000 Intel Corp 3 .750 08/05/27 969,940
2,000,000 Intel Corp 4 .875 02/10/28 1,989,795
1,500,000 Intel Corp 1 .600 08/12/28 1,323,050
1,000,000 Intel Corp 4 .000 08/05/29 952,564
2,500,000 Intel Corp 2 .450 11/15/29 2,194,168

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 Intel Corp 5 .125% 02/10/30 $ 991,199
1,500,000 Intel Corp 3 .900 03/25/30 1,405,346
1,500,000 Intel Corp 5 .000 02/21/31 1,472,306
2,000,000 Intel Corp 2 .000 08/12/31 1,610,306
1,000,000 Intel Corp 4 .150 08/05/32 910,244
250,000 Intel Corp 4 .000 12/15/32 224,357
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,450,240
2,000,000 (a) Intel Corp 5 .150 02/21/34 1,918,798
1,000,000 Intel Corp 2 .800 08/12/41 637,879
1,000,000 Intel Corp 5 .625 02/10/43 916,396
200,000 Intel Corp 4 .100 05/19/46 142,511
675,000 Intel Corp 4 .100 05/11/47 479,745
3,328,000 Intel Corp 3 .734 12/08/47 2,194,814
2,500,000 Intel Corp 3 .250 11/15/49 1,492,417
3,175,000 Intel Corp 4 .750 03/25/50 2,453,961
1,000,000 Intel Corp 3 .050 08/12/51 570,381
1,000,000 Intel Corp 4 .900 08/05/52 789,546
1,500,000 Intel Corp 5 .700 02/10/53 1,326,580
1,550,000 Intel Corp 5 .600 02/21/54 1,359,245
1,000,000 Intel Corp 3 .100 02/15/60 533,768
1,000,000 Intel Corp 5 .050 08/05/62 780,288
1,000,000 Intel Corp 5 .900 02/10/63 902,230
300,000 KLA Corp 4 .100 03/15/29 292,669
850,000 KLA Corp 4 .650 07/15/32 831,697
1,000,000 KLA Corp 4 .700 02/01/34 970,555
500,000 KLA Corp 5 .000 03/15/49 459,932
1,000,000 KLA Corp 3 .300 03/01/50 690,682
1,500,000 KLA Corp 4 .950 07/15/52 1,363,287
500,000 KLA Corp 5 .250 07/15/62 468,130
150,000 Lam Research Corp 3 .750 03/15/26 148,440
275,000 Lam Research Corp 4 .000 03/15/29 267,375
125,000 Lam Research Corp 1 .900 06/15/30 107,145
825,000 Lam Research Corp 4 .875 03/15/49 740,592
200,000 (a) Lam Research Corp 2 .875 06/15/50 126,328
1,200,000 Lam Research Corp 3 .125 06/15/60 734,736
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 959,487
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 922,443
350,000 Marvell Technology, Inc 4 .875 06/22/28 348,016
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 1,038,222
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 996,442
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,422,077
1,000,000 Microchip Technology, Inc 5 .050 02/15/30 993,065
425,000 Micron Technology, Inc 4 .975 02/06/26 425,437
750,000 Micron Technology, Inc 4 .185 02/15/27 739,382
1,000,000 Micron Technology, Inc 5 .375 04/15/28 1,010,524
400,000 Micron Technology, Inc 5 .327 02/06/29 401,885
1,000,000 Micron Technology, Inc 6 .750 11/01/29 1,064,675
500,000 Micron Technology, Inc 4 .663 02/15/30 488,009
500,000 Micron Technology, Inc 5 .300 01/15/31 499,499
1,000,000 Micron Technology, Inc 2 .703 04/15/32 837,987
1,000,000 (a) Micron Technology, Inc 5 .875 02/09/33 1,024,221
1,000,000 (a) Micron Technology, Inc 5 .875 09/15/33 1,025,673
750,000 Micron Technology, Inc 3 .366 11/01/41 547,897
750,000 (a) Micron Technology, Inc 3 .477 11/01/51 506,293
800,000 NVIDIA Corp 3 .200 09/16/26 784,465
1,000,000 (a) NVIDIA Corp 1 .550 06/15/28 908,082
750,000 NVIDIA Corp 2 .850 04/01/30 687,313
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,274,404
1,000,000 NVIDIA Corp 3 .500 04/01/40 826,981
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,535,959
425,000 NXP BV 5 .350 03/01/26 426,649
750,000 NXP BV 3 .875 06/18/26 739,723

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 300,000 NXP BV 3 .150% 05/01/27 $ 288,436
175,000 NXP BV 4 .400 06/01/27 173,295
400,000 NXP BV 5 .550 12/01/28 406,692
750,000 NXP BV 4 .300 06/18/29 728,010
675,000 NXP BV 3 .400 05/01/30 620,005
2,000,000 NXP BV 2 .500 05/11/31 1,704,977
1,000,000 NXP BV 2 .650 02/15/32 841,837
500,000 NXP BV 5 .000 01/15/33 486,582
875,000 (c) NXP BV 3 .250 05/11/41 639,397
325,000 NXP BV 3 .125 02/15/42 226,252
500,000 NXP BV 3 .250 11/30/51 320,700
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,723,301
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,201,165
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 877,646
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,900,012
1,000,000 QUALCOMM, Inc 5 .400 05/20/33 1,031,544
750,000 QUALCOMM, Inc 4 .650 05/20/35 724,511
650,000 QUALCOMM, Inc 4 .800 05/20/45 587,377
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,259,873
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 838,211
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,045,254
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 287,328
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 856,587
1,500,000 Texas Instruments, Inc 4 .600 02/15/28 1,502,772
750,000 Texas Instruments, Inc 4 .600 02/08/29 747,967
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 898,279
325,000 Texas Instruments, Inc 1 .750 05/04/30 278,173
750,000 Texas Instruments, Inc 3 .650 08/16/32 688,337
1,000,000 Texas Instruments, Inc 4 .900 03/14/33 993,103
750,000 Texas Instruments, Inc 4 .850 02/08/34 737,603
350,000 Texas Instruments, Inc 3 .875 03/15/39 300,505
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,193,612
1,000,000 Texas Instruments, Inc 2 .700 09/15/51 607,116
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 916,148
750,000 Texas Instruments, Inc 5 .150 02/08/54 702,089
1,050,000 Texas Instruments, Inc 5 .050 05/18/63 946,150
550,000 TSMC Arizona Corp 1 .750 10/25/26 521,148
350,000 TSMC Arizona Corp 3 .875 04/22/27 343,797
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 975,113
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 856,110
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 958,545
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 764,817
1,000,000 (a) TSMC Arizona Corp 3 .250 10/25/51 718,619
500,000 TSMC Arizona Corp 4 .500 04/22/52 455,199
1,000,000 Xilinx, Inc 2 .375 06/01/30 881,372
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 148,249,524
SOFTWARE & SERVICES - 0.7%
2,000,000 Accenture Capital, Inc 4 .050 10/04/29 1,941,250
1,500,000 Accenture Capital, Inc 4 .250 10/04/31 1,441,394
550,000 Accenture Capital, Inc 4 .500 10/04/34 522,675
1,000,000 Adobe, Inc 2 .150 02/01/27 954,456
1,000,000 Adobe, Inc 4 .800 04/04/29 1,005,048
925,000 Adobe, Inc 2 .300 02/01/30 822,699
1,000,000 Adobe, Inc 4 .950 04/04/34 991,815
1,000,000 Amdocs Ltd 2 .538 06/15/30 869,103
1,500,000 AppLovin Corp 5 .125 12/01/29 1,496,333
1,500,000 AppLovin Corp 5 .375 12/01/31 1,500,390
375,000 AppLovin Corp 5 .500 12/01/34 372,206
1,500,000 AppLovin Corp 5 .950 12/01/54 1,477,424
1,000,000 Atlassian Corp 5 .250 05/15/29 1,007,445
1,000,000 Atlassian Corp 5 .500 05/15/34 1,004,373
450,000 Autodesk, Inc 3 .500 06/15/27 437,019

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 750,000 Autodesk, Inc 2 .850% 01/15/30 $ 679,108
1,000,000 Autodesk, Inc 2 .400 12/15/31 840,172
1,000,000 Booz Allen Hamilton, Inc 5 .950 08/04/33 1,022,256
1,000,000 CGI, Inc 1 .450 09/14/26 946,012
1,000,000 CGI, Inc 2 .300 09/14/31 828,083
1,000,000 DXC Technology Co 1 .800 09/15/26 946,980
1,000,000 Fortinet, Inc 1 .000 03/15/26 956,271
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 959,704
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 511,242
1,000,000 IBM International Capital Pte Ltd 4 .600 02/05/29 991,054
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 990,687
1,000,000 IBM International Capital Pte Ltd 4 .900 02/05/34 971,705
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 946,570
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 921,276
350,000 International Business Machines Corp 3 .450 02/19/26 345,339
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,454,884
1,500,000 International Business Machines Corp 2 .200 02/09/27 1,425,140
1,000,000 International Business Machines Corp 1 .700 05/15/27 933,822
1,500,000 International Business Machines Corp 4 .500 02/06/28 1,491,167
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,534,921
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,491,368
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,290,611
1,500,000 (a) International Business Machines Corp 4 .750 02/06/33 1,469,489
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,591,589
19,000 International Business Machines Corp 5 .600 11/30/39 19,038
450,000 International Business Machines Corp 2 .850 05/15/40 320,568
1,060,000 International Business Machines Corp 4 .000 06/20/42 866,096
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,301,815
975,000 International Business Machines Corp 2 .950 05/15/50 613,351
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,022,849
1,000,000 International Business Machines Corp 4 .900 07/27/52 889,611
1,000,000 International Business Machines Corp 5 .100 02/06/53 917,777
350,000 Intuit, Inc 1 .350 07/15/27 322,891
1,500,000 Intuit, Inc 5 .125 09/15/28 1,522,460
350,000 Intuit, Inc 1 .650 07/15/30 294,866
1,500,000 Intuit, Inc 5 .200 09/15/33 1,502,980
1,500,000 Intuit, Inc 5 .500 09/15/53 1,468,769
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 713,132
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 686,853
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 650,347
1,000,000 Kyndryl Holdings, Inc 6 .350 02/20/34 1,040,349
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 594,032
100,000 Leidos, Inc 4 .375 05/15/30 95,683
1,000,000 Leidos, Inc 2 .300 02/15/31 839,762
1,000,000 Leidos, Inc 5 .750 03/15/33 1,013,689
2,000,000 (a) Meta Platforms, Inc 4 .300 08/15/29 1,974,896
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 983,962
2,000,000 Meta Platforms, Inc 4 .750 08/15/34 1,946,858
3,300,000 Meta Platforms, Inc 5 .550 08/15/64 3,216,951
2,925,000 Microsoft Corp 2 .400 08/08/26 2,837,256
475,000 Microsoft Corp 3 .400 09/15/26 467,675
8,739,000 Microsoft Corp 3 .300 02/06/27 8,556,022
300,000 Microsoft Corp 3 .400 06/15/27 293,533
250,000 Microsoft Corp 1 .350 09/15/30 211,805
150,000 Microsoft Corp 3 .500 02/12/35 135,916
1,072,000 Microsoft Corp 3 .450 08/08/36 934,735
300,000 Microsoft Corp 4 .500 06/15/47 270,120
8,038,000 Microsoft Corp 2 .525 06/01/50 4,946,567
2,100,000 Microsoft Corp 2 .500 09/15/50 1,270,906
6,265,000 Microsoft Corp 2 .921 03/17/52 4,138,868
7,374,000 Microsoft Corp 2 .675 06/01/60 4,318,721
1,073,000 Microsoft Corp 3 .041 03/17/62 685,471

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.7% (continued)
$ 3,000,000 Oracle Corp 1 .650% 03/25/26 $ 2,891,980
2,884,000 Oracle Corp 2 .650 07/15/26 2,796,021
2,000,000 Oracle Corp 4 .500 05/06/28 1,980,049
4,000,000 Oracle Corp 4 .200 09/27/29 3,863,888
1,500,000 Oracle Corp 6 .150 11/09/29 1,573,321
1,000,000 Oracle Corp 2 .950 04/01/30 902,711
1,500,000 (a) Oracle Corp 4 .650 05/06/30 1,478,349
400,000 Oracle Corp 3 .250 05/15/30 366,104
3,000,000 Oracle Corp 2 .875 03/25/31 2,639,817
1,500,000 Oracle Corp 6 .250 11/09/32 1,589,657
1,750,000 Oracle Corp 4 .900 02/06/33 1,703,852
2,497,000 Oracle Corp 4 .300 07/08/34 2,295,389
4,000,000 Oracle Corp 4 .700 09/27/34 3,790,993
650,000 Oracle Corp 3 .900 05/15/35 569,501
1,225,000 Oracle Corp 3 .850 07/15/36 1,049,509
4,000,000 Oracle Corp 3 .800 11/15/37 3,339,363
100,000 Oracle Corp 6 .500 04/15/38 107,459
470,000 Oracle Corp 6 .125 07/08/39 486,856
675,000 Oracle Corp 3 .600 04/01/40 527,751
325,000 Oracle Corp 5 .375 07/15/40 312,919
2,000,000 Oracle Corp 3 .650 03/25/41 1,559,488
500,000 Oracle Corp 4 .500 07/08/44 421,768
325,000 Oracle Corp 4 .125 05/15/45 256,819
2,025,000 Oracle Corp 4 .000 07/15/46 1,558,385
3,100,000 Oracle Corp 4 .000 11/15/47 2,362,698
7,350,000 Oracle Corp 3 .600 04/01/50 5,149,480
2,000,000 Oracle Corp 3 .950 03/25/51 1,481,411
3,500,000 Oracle Corp 6 .900 11/09/52 3,919,046
2,375,000 Oracle Corp 5 .550 02/06/53 2,243,884
3,000,000 Oracle Corp 5 .375 09/27/54 2,765,164
500,000 Oracle Corp 4 .375 05/15/55 391,126
1,500,000 Oracle Corp 3 .850 04/01/60 1,029,020
2,000,000 Oracle Corp 4 .100 03/25/61 1,435,802
3,000,000 Oracle Corp 5 .500 09/27/64 2,744,718
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,082,800
300,000 Roper Technologies, Inc 4 .200 09/15/28 292,866
500,000 Roper Technologies, Inc 2 .950 09/15/29 456,788
475,000 Roper Technologies, Inc 2 .000 06/30/30 404,895
750,000 Roper Technologies, Inc 1 .750 02/15/31 616,041
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 974,646
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,442,639
925,000 Salesforce, Inc 3 .700 04/11/28 900,773
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,797,213
1,250,000 Salesforce, Inc 1 .950 07/15/31 1,049,099
1,075,000 Salesforce, Inc 2 .700 07/15/41 757,267
1,000,000 Salesforce, Inc 2 .900 07/15/51 638,686
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,232,529
1,000,000 ServiceNow, Inc 1 .400 09/01/30 831,110
750,000 Take-Two Interactive Software, Inc 5 .400 06/12/29 760,624
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 755,513
750,000 VeriSign, Inc 2 .700 06/15/31 643,017
1,500,000 VMware, Inc 1 .400 08/15/26 1,420,969
725,000 VMware, Inc 3 .900 08/21/27 708,597
1,500,000 VMware, Inc 1 .800 08/15/28 1,345,792
1,000,000 VMware, Inc 4 .700 05/15/30 978,374
1,150,000 VMware, Inc 2 .200 08/15/31 953,977
1,500,000 Workday, Inc 3 .500 04/01/27 1,462,159
1,500,000 Workday, Inc 3 .700 04/01/29 1,426,459
TOTAL SOFTWARE & SERVICES 182,787,391
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
600,000 Amphenol Corp 5 .050 04/05/29 603,565
450,000 Amphenol Corp 4 .350 06/01/29 440,685

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Amphenol Corp 2 .800% 02/15/30 $ 904,427
1,000,000 Amphenol Corp 2 .200 09/15/31 837,965
600,000 Amphenol Corp 5 .250 04/05/34 601,784
1,000,000 Amphenol Corp 5 .000 01/15/35 976,315
1,000,000 Amphenol Corp 5 .375 11/15/54 950,607
3,000,000 Apple, Inc 0 .700 02/08/26 2,882,648
2,825,000 Apple, Inc 3 .250 02/23/26 2,790,925
1,425,000 Apple, Inc 2 .450 08/04/26 1,382,137
3,250,000 Apple, Inc 2 .050 09/11/26 3,126,216
1,075,000 Apple, Inc 3 .350 02/09/27 1,053,420
275,000 Apple, Inc 3 .200 05/11/27 267,409
3,675,000 Apple, Inc 3 .000 11/13/27 3,548,446
3,000,000 Apple, Inc 1 .200 02/08/28 2,712,981
1,500,000 Apple, Inc 4 .000 05/10/28 1,478,587
2,500,000 Apple, Inc 1 .400 08/05/28 2,244,041
1,000,000 Apple, Inc 3 .250 08/08/29 944,919
1,000,000 Apple, Inc 2 .200 09/11/29 897,977
1,000,000 (a) Apple, Inc 4 .150 05/10/30 990,324
2,950,000 Apple, Inc 1 .650 05/11/30 2,535,933
3,000,000 (a) Apple, Inc 1 .250 08/20/30 2,507,022
3,000,000 Apple, Inc 1 .650 02/08/31 2,524,771
2,500,000 (a) Apple, Inc 1 .700 08/05/31 2,082,395
1,000,000 (a) Apple, Inc 3 .350 08/08/32 916,083
1,500,000 Apple, Inc 4 .300 05/10/33 1,463,573
1,600,000 (a) Apple, Inc 4 .500 02/23/36 1,561,597
2,000,000 Apple, Inc 2 .375 02/08/41 1,375,688
350,000 Apple, Inc 3 .850 05/04/43 289,920
750,000 Apple, Inc 4 .450 05/06/44 685,354
1,350,000 Apple, Inc 3 .450 02/09/45 1,034,151
1,000,000 Apple, Inc 4 .375 05/13/45 882,736
1,775,000 Apple, Inc 4 .650 02/23/46 1,622,865
900,000 Apple, Inc 3 .850 08/04/46 725,624
1,175,000 Apple, Inc 4 .250 02/09/47 1,006,275
900,000 Apple, Inc 3 .750 09/12/47 708,379
2,850,000 Apple, Inc 3 .750 11/13/47 2,239,803
3,000,000 Apple, Inc 2 .950 09/11/49 1,999,325
3,350,000 Apple, Inc 2 .650 05/11/50 2,081,217
1,375,000 Apple, Inc 2 .400 08/20/50 811,960
1,000,000 Apple, Inc 2 .650 02/08/51 616,953
1,000,000 Apple, Inc 2 .700 08/05/51 623,652
750,000 Apple, Inc 3 .950 08/08/52 596,689
2,000,000 (a) Apple, Inc 4 .850 05/10/53 1,888,913
25,000 Apple, Inc 2 .550 08/20/60 14,608
2,000,000 Apple, Inc 2 .800 02/08/61 1,184,664
1,000,000 Apple, Inc 2 .850 08/05/61 599,381
750,000 Apple, Inc 4 .100 08/08/62 597,139
425,000 Arrow Electronics, Inc 3 .875 01/12/28 409,091
1,000,000 Arrow Electronics, Inc 5 .150 08/21/29 995,653
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 851,195
750,000 Arrow Electronics, Inc 5 .875 04/10/34 754,104
200,000 Avnet, Inc 4 .625 04/15/26 198,728
1,000,000 Avnet, Inc 6 .250 03/15/28 1,026,938
1,000,000 Avnet, Inc 3 .000 05/15/31 850,873
2,000,000 CDW LLC 2 .670 12/01/26 1,918,132
1,000,000 CDW LLC 3 .276 12/01/28 930,256
1,000,000 CDW LLC 5 .100 03/01/30 984,889
575,000 CDW LLC 3 .569 12/01/31 511,762
1,000,000 CDW LLC 5 .550 08/22/34 985,635
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,907,229
2,000,000 Cisco Systems, Inc 4 .800 02/26/27 2,014,600
3,000,000 Cisco Systems, Inc 4 .850 02/26/29 3,017,641
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,010,757

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 3,000,000 Cisco Systems, Inc 5 .050% 02/26/34 $ 2,989,174
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,056,695
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,184,585
2,000,000 Cisco Systems, Inc 5 .300 02/26/54 1,944,029
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 1,917,130
200,000 Corning, Inc 4 .700 03/15/37 184,047
100,000 Corning, Inc 5 .750 08/15/40 100,038
200,000 Corning, Inc 4 .750 03/15/42 177,075
300,000 Corning, Inc 5 .350 11/15/48 280,578
500,000 Corning, Inc 3 .900 11/15/49 374,686
825,000 Corning, Inc 4 .375 11/15/57 632,533
200,000 Corning, Inc 5 .850 11/15/68 191,343
1,000,000 Corning, Inc 5 .450 11/15/79 904,765
2,089,000 Dell International LLC 6 .020 06/15/26 2,118,947
1,050,000 Dell International LLC 4 .900 10/01/26 1,052,929
1,000,000 Dell International LLC 5 .250 02/01/28 1,012,128
2,900,000 Dell International LLC 5 .300 10/01/29 2,927,848
1,000,000 Dell International LLC 4 .350 02/01/30 967,659
750,000 (a) Dell International LLC 5 .750 02/01/33 770,442
1,000,000 Dell International LLC 5 .400 04/15/34 997,587
1,000,000 Dell International LLC 4 .850 02/01/35 949,628
608,000 Dell International LLC 8 .100 07/15/36 720,674
377,000 Dell International LLC 8 .350 07/15/46 479,517
2,000,000 Dell International LLC 3 .450 12/15/51 1,357,477
500,000 Flex Ltd 3 .750 02/01/26 492,832
500,000 Flex Ltd 6 .000 01/15/28 509,733
1,000,000 Flex Ltd 4 .875 05/12/30 975,171
1,000,000 Flex Ltd 5 .250 01/15/32 983,307
1,000,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 994,940
1,000,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 989,510
2,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 2,019,788
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,462,186
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,462,917
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,922,348
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 235,244
1,175,000 (a) Hewlett Packard Enterprise Co 6 .350 10/15/45 1,219,436
2,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 1,882,596
1,000,000 HP, Inc 1 .450 06/17/26 953,848
1,000,000 HP, Inc 3 .000 06/17/27 957,629
500,000 HP, Inc 4 .750 01/15/28 499,318
1,000,000 HP, Inc 4 .000 04/15/29 958,616
1,000,000 HP, Inc 3 .400 06/17/30 916,453
1,000,000 HP, Inc 2 .650 06/17/31 856,089
500,000 HP, Inc 4 .200 04/15/32 468,179
500,000 (a) HP, Inc 5 .500 01/15/33 504,557
975,000 (a) HP, Inc 6 .000 09/15/41 988,475
1,000,000 Jabil, Inc 1 .700 04/15/26 959,891
1,000,000 Jabil, Inc 4 .250 05/15/27 986,149
100,000 Jabil, Inc 3 .950 01/12/28 96,751
1,000,000 Jabil, Inc 5 .450 02/01/29 1,008,165
750,000 Jabil, Inc 3 .600 01/15/30 692,181
50,000 Jabil, Inc 3 .000 01/15/31 44,056
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,451,683
600,000 Keysight Technologies, Inc 4 .600 04/06/27 596,863
500,000 Keysight Technologies, Inc 3 .000 10/30/29 455,836
1,000,000 Keysight Technologies, Inc 4 .950 10/15/34 961,869
450,000 Motorola Solutions, Inc 4 .600 02/23/28 445,731
1,000,000 Motorola Solutions, Inc 5 .000 04/15/29 998,468
500,000 Motorola Solutions, Inc 4 .600 05/23/29 491,822
600,000 Motorola Solutions, Inc 2 .300 11/15/30 513,775
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 1,948,394
500,000 Motorola Solutions, Inc 5 .600 06/01/32 510,214

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$ 1,000,000 Motorola Solutions, Inc 5 .400% 04/15/34 $ 1,000,405
200,000 Motorola Solutions, Inc 5 .500 09/01/44 192,547
500,000 NetApp, Inc 2 .375 06/22/27 472,456
750,000 NetApp, Inc 2 .700 06/22/30 661,672
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 949,452
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 907,084
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 841,020
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,026,218
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,921,770
625,000 Trimble, Inc 4 .900 06/15/28 624,451
1,000,000 Trimble, Inc 6 .100 03/15/33 1,038,390
1,000,000 Vontier Corp 1 .800 04/01/26 958,979
1,000,000 Vontier Corp 2 .400 04/01/28 902,430
1,000,000 Vontier Corp 2 .950 04/01/31 858,771
1,000,000 Western Digital Corp 2 .850 02/01/29 890,096
1,000,000 Western Digital Corp 3 .100 02/01/32 833,001
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 159,964,807
TELECOMMUNICATION SERVICES - 1.0%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,880,809
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,783,729
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 955,102
440,000 America Movil SAB de C.V. 6 .125 03/30/40 449,569
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,362,126
2,000,000 (a) America Movil SAB de C.V. 4 .375 04/22/49 1,641,820
10,000,000 AT&T, Inc 1 .700 03/25/26 9,640,047
1,000,000 AT&T, Inc 2 .950 07/15/26 974,597
1,000,000 AT&T, Inc 2 .300 06/01/27 943,858
1,150,000 AT&T, Inc 1 .650 02/01/28 1,045,721
4,375,000 (a) AT&T, Inc 4 .350 03/01/29 4,280,236
1,000,000 AT&T, Inc 4 .300 02/15/30 968,475
3,000,000 AT&T, Inc 2 .250 02/01/32 2,480,145
10,855,000 AT&T, Inc 2 .550 12/01/33 8,744,067
4,500,000 AT&T, Inc 5 .400 02/15/34 4,518,019
1,825,000 AT&T, Inc 4 .500 05/15/35 1,687,897
3,000,000 AT&T, Inc 3 .500 06/01/41 2,298,796
300,000 AT&T, Inc 4 .650 06/01/44 254,687
2,000,000 AT&T, Inc 3 .650 06/01/51 1,412,453
10,860,000 AT&T, Inc 3 .500 09/15/53 7,312,478
10,357,000 AT&T, Inc 3 .550 09/15/55 6,965,965
9,844,000 AT&T, Inc 3 .800 12/01/57 6,791,413
8,523,000 AT&T, Inc 3 .650 09/15/59 5,645,344
1,000,000 AT&T, Inc 3 .850 06/01/60 692,746
1,000,000 Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 813,217
500,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 485,883
1,000,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 975,064
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 605,849
750,000 Bell Telephone Co of Canada or Bell Canada 4 .300 07/29/49 585,980
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 03/17/51 691,443
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 287,169
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 688,586
1,000,000 Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 937,709
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,753,346
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,726,372
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,287,230
745,000 Orange S.A. 9 .000 03/01/31 886,932
900,000 Orange S.A. 5 .375 01/13/42 862,901
1,725,000 Orange S.A. 5 .500 02/06/44 1,673,390
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,693,267
200,000 Rogers Communications, Inc 2 .900 11/15/26 193,118
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,932,160
1,000,000 Rogers Communications, Inc 5 .000 02/15/29 993,627
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,348,950

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 1,500,000 Rogers Communications, Inc 5 .300% 02/15/34 $ 1,461,993
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 844,521
125,000 Rogers Communications, Inc 4 .500 03/15/43 103,792
300,000 Rogers Communications, Inc 5 .450 10/01/43 281,714
600,000 Rogers Communications, Inc 5 .000 03/15/44 531,367
150,000 Rogers Communications, Inc 4 .300 02/15/48 117,257
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,172,310
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 908,502
2,000,000 (a) Rogers Communications, Inc 4 .550 03/15/52 1,598,850
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,122,966
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,387,807
1,000,000 Sprint LLC 7 .625 03/01/26 1,022,130
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 686,935
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 1,065,441
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,882,437
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 995,611
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 828,828
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,476,243
567,000 Telefonica Europe BV 8 .250 09/15/30 646,530
325,000 TELUS Corp 2 .800 02/16/27 311,249
300,000 TELUS Corp 3 .700 09/15/27 290,910
1,000,000 TELUS Corp 3 .400 05/13/32 881,943
500,000 TELUS Corp 4 .600 11/16/48 407,394
750,000 TELUS Corp 4 .300 06/15/49 578,973
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,563,094
325,000 T-Mobile US, Inc 6 .000 06/15/54 329,410
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,858,993
1,000,000 T-Mobile USA, Inc 2 .625 04/15/26 974,516
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,907,834
3,500,000 T-Mobile USA, Inc 2 .050 02/15/28 3,214,185
1,500,000 T-Mobile USA, Inc 4 .950 03/15/28 1,500,710
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 994,580
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 1,988,743
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 909,003
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 900,515
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 933,359
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 967,611
825,000 T-Mobile USA, Inc 3 .875 04/15/30 776,315
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,290,250
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,246,057
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 846,722
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 3,959,485
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,395,340
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,131,427
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,891,619
650,000 T-Mobile USA, Inc 4 .375 04/15/40 563,425
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 962,741
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,177,227
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,648,852
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,667,682
4,000,000 T-Mobile USA, Inc 5 .650 01/15/53 3,870,488
575,000 T-Mobile USA, Inc 5 .500 01/15/55 541,129
3,000,000 T-Mobile USA, Inc 5 .250 06/15/55 2,724,447
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 989,899
2,000,000 T-Mobile USA, Inc 5 .800 09/15/62 1,929,332
1,000,000 Verizon Communications, Inc 4 .125 03/16/27 988,716
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,535,732
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,597,844
4,641,000 Verizon Communications, Inc 4 .329 09/21/28 4,545,607
350,000 Verizon Communications, Inc 3 .875 02/08/29 337,578
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,643,047
200,000 Verizon Communications, Inc 3 .150 03/22/30 183,140

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 1,550,000 Verizon Communications, Inc 1 .500% 09/18/30 $ 1,285,743
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,274,869
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,472,144
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,269,181
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,416,734
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 1,977,288
1,000,000 (c) Verizon Communications, Inc 4 .780 02/15/35 951,930
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,367,484
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,020,992
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 691,452
150,000 Verizon Communications, Inc 4 .000 03/22/50 113,844
4,000,000 Verizon Communications, Inc 2 .875 11/20/50 2,456,704
5,225,000 Verizon Communications, Inc 3 .550 03/22/51 3,692,244
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 738,438
2,500,000 Verizon Communications, Inc 5 .500 02/23/54 2,392,237
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,197,292
2,000,000 (a) Verizon Communications, Inc 3 .000 11/20/60 1,157,229
6,000,000 Verizon Communications, Inc 3 .700 03/22/61 4,068,419
683,000 Vodafone Group plc 6 .150 02/27/37 717,103
1,000,000 Vodafone Group plc 4 .875 06/19/49 861,408
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,163,846
825,000 Vodafone Group plc 5 .625 02/10/53 784,061
4,000,000 Vodafone Group plc 5 .750 06/28/54 3,857,874
500,000 Vodafone Group plc 5 .125 06/19/59 432,418
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,413,696
1,500,000 Vodafone Group plc 5 .875 06/28/64 1,451,338
TOTAL TELECOMMUNICATION SERVICES 249,470,617
TRANSPORTATION - 0.5%
357,101 American Airlines 2 .875 07/11/34 311,762
2,000,000 Boeing Co 6 .298 05/01/29 2,073,134
2,000,000 Boeing Co 6 .388 05/01/31 2,091,042
2,000,000 Boeing Co 6 .528 05/01/34 2,095,217
975,000 Boeing Co 6 .858 05/01/54 1,036,275
2,000,000 Boeing Co 7 .008 05/01/64 2,122,253
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 298,799
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 695,460
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 677,641
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 236,423
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 173,444
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 260,812
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 478,517
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 457,821
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 522,909
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,048,479
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 176,652
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 896,873
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 323,908
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,333,467
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 821,615
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 541,938
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 492,392
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 2,742,255
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 837,644
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,411,626
1,500,000 Burlington Northern Santa Fe LLC 5 .500 03/15/55 1,473,493
200,000 Canadian National Railway Co 6 .900 07/15/28 213,701
500,000 Canadian National Railway Co 3 .850 08/05/32 461,394
500,000 Canadian National Railway Co 5 .850 11/01/33 524,008
200,000 Canadian National Railway Co 6 .250 08/01/34 216,013
1,000,000 Canadian National Railway Co 4 .375 09/18/34 940,570
250,000 Canadian National Railway Co 3 .500 11/15/42 187,604
100,000 Canadian National Railway Co 4 .500 11/07/43 85,892

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 650,000 Canadian National Railway Co 3 .200% 08/02/46 $ 456,688
725,000 Canadian National Railway Co 3 .650 02/03/48 544,942
325,000 Canadian National Railway Co 4 .450 01/20/49 277,001
400,000 Canadian National Railway Co 2 .450 05/01/50 232,381
1,500,000 Canadian National Railway Co 4 .400 08/05/52 1,254,555
500,000 Canadian National Railway Co 6 .125 11/01/53 538,319
100,000 Canadian Pacific Railway Co 3 .125 06/01/26 97,654
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,893,900
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 291,964
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 456,755
850,000 Canadian Pacific Railway Co 2 .050 03/05/30 738,161
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 221,948
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 511,598
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 258,991
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 344,842
100,000 Canadian Pacific Railway Co 4 .300 05/15/43 84,350
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 158,558
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 694,023
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 354,705
2,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 1,299,536
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 366,479
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,275,106
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 389,604
200,000 CSX Corp 3 .350 11/01/25 198,144
1,200,000 CSX Corp 2 .600 11/01/26 1,160,116
825,000 CSX Corp 4 .250 03/15/29 807,788
600,000 CSX Corp 2 .400 02/15/30 532,221
850,000 CSX Corp 4 .100 11/15/32 795,534
2,500,000 (a) CSX Corp 5 .200 11/15/33 2,504,113
100,000 CSX Corp 6 .000 10/01/36 105,000
200,000 CSX Corp 6 .150 05/01/37 212,594
400,000 CSX Corp 5 .500 04/15/41 397,666
350,000 CSX Corp 4 .400 03/01/43 302,687
600,000 CSX Corp 4 .100 03/15/44 491,397
800,000 CSX Corp 3 .800 11/01/46 615,078
1,050,000 CSX Corp 4 .300 03/01/48 864,357
850,000 CSX Corp 4 .750 11/15/48 748,219
500,000 CSX Corp 4 .500 03/15/49 424,160
600,000 CSX Corp 3 .350 09/15/49 416,151
1,000,000 CSX Corp 3 .800 04/15/50 751,971
200,000 CSX Corp 3 .950 05/01/50 154,788
800,000 CSX Corp 2 .500 05/15/51 462,544
750,000 CSX Corp 4 .500 11/15/52 632,448
300,000 CSX Corp 4 .500 08/01/54 250,760
625,000 CSX Corp 4 .900 03/15/55 558,210
150,000 CSX Corp 4 .250 11/01/66 113,372
800,000 CSX Corp 4 .650 03/01/68 654,069
500,000 FedEx Corp 3 .250 04/01/26 491,283
500,000 FedEx Corp 4 .200 10/17/28 489,282
1,000,000 FedEx Corp 3 .100 08/05/29 926,718
500,000 FedEx Corp 4 .250 05/15/30 484,307
2,000,000 FedEx Corp 2 .400 05/15/31 1,706,294
1,000,000 (a) FedEx Corp 4 .900 01/15/34 973,175
200,000 FedEx Corp 3 .900 02/01/35 176,643
3,000,000 FedEx Corp 3 .250 05/15/41 2,194,335
275,000 FedEx Corp 5 .100 01/15/44 251,306
1,100,000 FedEx Corp 4 .750 11/15/45 940,765
600,000 FedEx Corp 4 .550 04/01/46 499,780
450,000 FedEx Corp 4 .400 01/15/47 364,151
900,000 FedEx Corp 4 .050 02/15/48 688,875
500,000 FedEx Corp 4 .950 10/17/48 436,363
1,500,000 (a) FedEx Corp 5 .250 05/15/50 1,372,298

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 200,000 FedEx Corp 4 .500% 02/01/65 $ 148,606
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 949,643
1,000,000 GXO Logistics, Inc 6 .250 05/06/29 1,023,993
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,024,938
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 494,953
350,000 Kirby Corp 4 .200 03/01/28 338,686
350,000 Norfolk Southern Corp 2 .900 06/15/26 341,867
300,000 Norfolk Southern Corp 3 .150 06/01/27 290,232
700,000 Norfolk Southern Corp 3 .800 08/01/28 678,085
1,500,000 Norfolk Southern Corp 5 .050 08/01/30 1,515,324
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 872,323
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 954,085
500,000 Norfolk Southern Corp 5 .550 03/15/34 510,008
16,000 Norfolk Southern Corp 4 .837 10/01/41 14,593
300,000 Norfolk Southern Corp 4 .450 06/15/45 253,779
200,000 Norfolk Southern Corp 4 .650 01/15/46 173,631
303,000 Norfolk Southern Corp 3 .942 11/01/47 232,939
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,153,061
500,000 Norfolk Southern Corp 4 .100 05/15/49 392,079
500,000 Norfolk Southern Corp 3 .400 11/01/49 345,600
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 646,731
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 615,981
175,000 Norfolk Southern Corp 4 .050 08/15/52 134,284
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 718,678
300,000 Norfolk Southern Corp 4 .550 06/01/53 251,289
1,000,000 (a) Norfolk Southern Corp 5 .350 08/01/54 952,067
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 738,980
200,000 Norfolk Southern Corp 5 .950 03/15/64 205,072
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 692,002
500,000 Ryder System, Inc 3 .350 09/01/25 495,094
1,000,000 Ryder System, Inc 1 .750 09/01/26 950,993
500,000 Ryder System, Inc 2 .900 12/01/26 482,516
1,000,000 Ryder System, Inc 2 .850 03/01/27 959,726
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,023,202
1,500,000 Ryder System, Inc 5 .375 03/15/29 1,518,722
500,000 Ryder System, Inc 5 .500 06/01/29 508,972
1,000,000 Ryder System, Inc 4 .950 09/01/29 996,479
1,000,000 Ryder System, Inc 4 .900 12/01/29 991,182
200,000 Southwest Airlines Co 3 .000 11/15/26 193,260
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,004,457
200,000 Southwest Airlines Co 3 .450 11/16/27 192,403
1,200,000 Southwest Airlines Co 2 .625 02/10/30 1,062,069
1,500,000 Uber Technologies, Inc 4 .300 01/15/30 1,451,535
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,435,603
1,500,000 Uber Technologies, Inc 5 .350 09/15/54 1,394,864
200,000 Union Pacific Corp 3 .250 01/15/25 199,880
500,000 Union Pacific Corp 3 .750 07/15/25 497,715
200,000 Union Pacific Corp 3 .250 08/15/25 198,287
300,000 Union Pacific Corp 2 .750 03/01/26 293,758
1,000,000 Union Pacific Corp 2 .400 02/05/30 887,749
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,158,239
2,000,000 Union Pacific Corp 2 .800 02/14/32 1,734,600
500,000 Union Pacific Corp 4 .500 01/20/33 480,672
100,000 Union Pacific Corp 3 .375 02/01/35 86,759
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,036,397
100,000 Union Pacific Corp 3 .600 09/15/37 83,915
500,000 Union Pacific Corp 3 .550 08/15/39 405,796
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,122,912
500,000 Union Pacific Corp 3 .375 02/14/42 380,322
200,000 Union Pacific Corp 3 .350 08/15/46 142,563
300,000 Union Pacific Corp 4 .000 04/15/47 237,172
4,000,000 Union Pacific Corp 3 .250 02/05/50 2,728,620

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 1,070,000 Union Pacific Corp 3 .799% 10/01/51 $ 797,422
500,000 Union Pacific Corp 2 .950 03/10/52 315,649
1,000,000 Union Pacific Corp 3 .500 02/14/53 704,581
1,000,000 Union Pacific Corp 4 .950 05/15/53 913,941
200,000 Union Pacific Corp 3 .875 02/01/55 150,169
300,000 Union Pacific Corp 3 .950 08/15/59 218,120
1,000,000 Union Pacific Corp 3 .839 03/20/60 714,665
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,000,283
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,150,739
200,000 Union Pacific Corp 4 .100 09/15/67 145,233
500,000 Union Pacific Corp 3 .750 02/05/70 333,583
500,000 Union Pacific Corp 3 .799 04/06/71 339,234
500,000 Union Pacific Corp 3 .850 02/14/72 346,948
625,000 United Airlines 2024- Class AA Pass Through Trust 5 .450 08/15/38 625,872
1,000,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 1,017,534
125,000 United Parcel Service, Inc 2 .400 11/15/26 120,497
875,000 United Parcel Service, Inc 3 .050 11/15/27 840,962
500,000 United Parcel Service, Inc 3 .400 03/15/29 474,690
500,000 United Parcel Service, Inc 2 .500 09/01/29 453,692
750,000 United Parcel Service, Inc 4 .450 04/01/30 742,217
2,000,000 (a) United Parcel Service, Inc 4 .875 03/03/33 1,976,289
1,000,000 (a) United Parcel Service, Inc 5 .150 05/22/34 997,850
510,000 United Parcel Service, Inc 6 .200 01/15/38 546,348
450,000 United Parcel Service, Inc 3 .625 10/01/42 350,472
400,000 United Parcel Service, Inc 3 .400 11/15/46 289,574
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,172,948
300,000 United Parcel Service, Inc 4 .250 03/15/49 244,570
500,000 United Parcel Service, Inc 3 .400 09/01/49 352,125
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,557,379
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 916,476
800,000 United Parcel Service, Inc 5 .500 05/22/54 779,594
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 969,635
TOTAL TRANSPORTATION 133,711,288
UTILITIES - 2.3%
200,000 AEP Texas, Inc 3 .950 06/01/28 193,252
1,000,000 AEP Texas, Inc 5 .450 05/15/29 1,012,870
550,000 AEP Texas, Inc 2 .100 07/01/30 471,207
500,000 AEP Texas, Inc 4 .700 05/15/32 478,386
1,000,000 AEP Texas, Inc 5 .700 05/15/34 1,006,175
200,000 AEP Texas, Inc 3 .800 10/01/47 143,763
100,000 AEP Texas, Inc 4 .150 05/01/49 75,495
850,000 AEP Texas, Inc 3 .450 05/15/51 563,513
1,000,000 AEP Transmission Co LLC 5 .150 04/01/34 983,814
600,000 AEP Transmission Co LLC 4 .000 12/01/46 472,114
500,000 AEP Transmission Co LLC 3 .750 12/01/47 370,685
200,000 AEP Transmission Co LLC 4 .250 09/15/48 159,747
300,000 AEP Transmission Co LLC 3 .800 06/15/49 222,580
550,000 AEP Transmission Co LLC 2 .750 08/15/51 330,325
300,000 AEP Transmission Co LLC 5 .400 03/15/53 285,871
600,000 AES Corp 1 .375 01/15/26 577,893
1,000,000 AES Corp 5 .450 06/01/28 1,005,415
675,000 (a) AES Corp 2 .450 01/15/31 562,482
575,000 (a) Alabama Power Co 1 .450 09/15/30 475,834
500,000 Alabama Power Co 5 .850 11/15/33 518,133
200,000 Alabama Power Co 3 .850 12/01/42 158,857
400,000 Alabama Power Co 3 .750 03/01/45 306,251
300,000 Alabama Power Co 4 .300 01/02/46 249,017
350,000 Alabama Power Co 3 .700 12/01/47 261,301
1,000,000 Alabama Power Co 4 .300 07/15/48 820,378
1,000,000 Alabama Power Co 3 .125 07/15/51 657,136
1,000,000 Alabama Power Co 3 .000 03/15/52 641,891
400,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 401,931

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 2,000,000 Ameren Corp 1 .750% 03/15/28 $ 1,809,403
1,000,000 Ameren Corp 5 .000 01/15/29 1,001,535
300,000 Ameren Illinois Co 3 .800 05/15/28 290,789
750,000 Ameren Illinois Co 1 .550 11/15/30 621,841
500,000 Ameren Illinois Co 3 .850 09/01/32 458,679
725,000 Ameren Illinois Co 4 .950 06/01/33 711,558
125,000 Ameren Illinois Co 4 .150 03/15/46 103,340
1,150,000 Ameren Illinois Co 3 .700 12/01/47 866,294
575,000 Ameren Illinois Co 4 .500 03/15/49 485,401
325,000 Ameren Illinois Co 2 .900 06/15/51 204,239
325,000 Ameren Illinois Co 5 .900 12/01/52 333,171
350,000 American Electric Power Co, Inc 3 .200 11/13/27 335,367
700,000 American Electric Power Co, Inc 4 .300 12/01/28 683,837
2,000,000 American Electric Power Co, Inc 5 .200 01/15/29 2,015,076
500,000 American Electric Power Co, Inc 2 .300 03/01/30 435,031
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 1,010,205
500,000 American Electric Power Co, Inc 6 .950 12/15/54 515,886
500,000 (a) American Electric Power Co, Inc 7 .050 12/15/54 518,032
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 940,202
200,000 American Water Capital Corp 2 .950 09/01/27 191,185
500,000 American Water Capital Corp 3 .750 09/01/28 480,821
750,000 American Water Capital Corp 3 .450 06/01/29 706,178
100,000 American Water Capital Corp 2 .800 05/01/30 89,792
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,055,465
1,000,000 American Water Capital Corp 5 .150 03/01/34 991,877
225,000 American Water Capital Corp 4 .300 12/01/42 190,144
150,000 American Water Capital Corp 4 .300 09/01/45 122,872
100,000 American Water Capital Corp 4 .000 12/01/46 78,009
1,175,000 American Water Capital Corp 3 .750 09/01/47 871,155
500,000 American Water Capital Corp 4 .200 09/01/48 397,300
500,000 American Water Capital Corp 4 .150 06/01/49 394,397
675,000 American Water Capital Corp 3 .450 05/01/50 465,857
1,250,000 American Water Capital Corp 3 .250 06/01/51 833,166
1,000,000 American Water Capital Corp 5 .450 03/01/54 956,252
1,000,000 Appalachian Power Co 2 .700 04/01/31 863,200
500,000 Appalachian Power Co 4 .500 08/01/32 470,418
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,003,000
300,000 Appalachian Power Co 4 .500 03/01/49 240,212
775,000 Appalachian Power Co 3 .700 05/01/50 537,998
200,000 Arizona Public Service Co 2 .950 09/15/27 190,463
1,000,000 Arizona Public Service Co 2 .600 08/15/29 904,219
750,000 Arizona Public Service Co 6 .350 12/15/32 791,995
750,000 Arizona Public Service Co 5 .550 08/01/33 750,045
1,000,000 Arizona Public Service Co 5 .700 08/15/34 1,011,107
350,000 Arizona Public Service Co 4 .500 04/01/42 296,091
200,000 Arizona Public Service Co 4 .350 11/15/45 162,320
410,000 Arizona Public Service Co 3 .750 05/15/46 302,679
200,000 Arizona Public Service Co 4 .200 08/15/48 154,776
200,000 Arizona Public Service Co 4 .250 03/01/49 156,054
300,000 Arizona Public Service Co 3 .500 12/01/49 204,781
500,000 Arizona Public Service Co 3 .350 05/15/50 337,770
750,000 Arizona Public Service Co 2 .650 09/15/50 434,516
900,000 Atlantic City Electric Co 4 .000 10/15/28 872,999
425,000 Atlantic City Electric Co 2 .300 03/15/31 360,968
1,000,000 Atmos Energy Corp 2 .625 09/15/29 909,201
750,000 Atmos Energy Corp 1 .500 01/15/31 615,149
175,000 Atmos Energy Corp 5 .450 10/15/32 179,212
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,569,185
100,000 Atmos Energy Corp 5 .500 06/15/41 99,058
125,000 Atmos Energy Corp 4 .150 01/15/43 103,652
600,000 Atmos Energy Corp 4 .125 10/15/44 488,599
500,000 Atmos Energy Corp 4 .300 10/01/48 410,167

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 300,000 Atmos Energy Corp 4 .125% 03/15/49 $ 235,863
1,500,000 Atmos Energy Corp 2 .850 02/15/52 916,786
500,000 Atmos Energy Corp 5 .750 10/15/52 500,987
125,000 Atmos Energy Corp 6 .200 11/15/53 132,787
400,000 Atmos Energy Corp 5 .000 12/15/54 360,290
625,000 Avangrid, Inc 3 .800 06/01/29 592,293
150,000 Avista Corp 4 .350 06/01/48 122,911
550,000 Avista Corp 4 .000 04/01/52 410,721
1,500,000 (a) Baltimore Gas and Electric Co 2 .250 06/15/31 1,269,529
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 996,757
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 108,399
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 149,043
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 159,862
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 330,305
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 483,902
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 415,021
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 475,865
1,000,000 Baltimore Gas and Electric Co 5 .650 06/01/54 984,529
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 166,587
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 2,031,060
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 999,004
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,067,274
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 688,021
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 844,631
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 927,222
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 845,487
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,526,882
1,500,000 Black Hills Corp 5 .950 03/15/28 1,544,570
550,000 Black Hills Corp 2 .500 06/15/30 479,936
300,000 Black Hills Corp 4 .350 05/01/33 276,401
1,000,000 Black Hills Corp 6 .150 05/15/34 1,039,365
1,000,000 Black Hills Corp 6 .000 01/15/35 1,031,164
200,000 Black Hills Corp 4 .200 09/15/46 156,702
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 192,844
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 290,255
1,500,000 (a) CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 1,518,218
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 234,107
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 110,352
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 489,097
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 987,855
500,000 CenterPoint Energy Houston Electric LLC 5 .050 03/01/35 488,166
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 230,382
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 93,940
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 599,588
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 357,106
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 94,084
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,009,592
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 194,178
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 482,020
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 473,404
1,000,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 1,003,925
1,000,000 CenterPoint Energy Resources Corp 5 .400 07/01/34 997,345
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 546,557
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 130,407
1,000,000 CenterPoint Energy, Inc 5 .400 06/01/29 1,011,457
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 674,346
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 859,195
500,000 CenterPoint Energy, Inc 3 .700 09/01/49 355,427
500,000 CenterPoint Energy, Inc 6 .850 02/15/55 510,769
500,000 CenterPoint Energy, Inc 7 .000 02/15/55 514,312
500,000 CenterPoint Energy, Inc 6 .700 05/15/55 497,233
89,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 87,176

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 300,000 (a) Cleco Corporate Holdings LLC 3 .375% 09/15/29 $ 269,728
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 166,862
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 938,637
790,000 CMS Energy Corp 3 .450 08/15/27 764,615
1,000,000 CMS Energy Corp 3 .750 12/01/50 870,550
300,000 Commonwealth Edison Co 3 .700 08/15/28 289,492
500,000 Commonwealth Edison Co 2 .200 03/01/30 438,406
1,000,000 Commonwealth Edison Co 3 .150 03/15/32 878,581
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 978,939
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,002,444
200,000 Commonwealth Edison Co 3 .800 10/01/42 157,570
300,000 Commonwealth Edison Co 4 .700 01/15/44 264,017
100,000 Commonwealth Edison Co 3 .700 03/01/45 76,298
250,000 Commonwealth Edison Co 3 .650 06/15/46 186,697
400,000 Commonwealth Edison Co 3 .750 08/15/47 298,589
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 916,208
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,000,827
500,000 Commonwealth Edison Co 3 .200 11/15/49 331,775
500,000 Commonwealth Edison Co 3 .000 03/01/50 322,378
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 647,713
500,000 Commonwealth Edison Co 2 .750 09/01/51 294,457
500,000 Commonwealth Edison Co 5 .300 02/01/53 471,027
500,000 Commonwealth Edison Co 5 .650 06/01/54 492,989
625,000 Connecticut Light and Power Co 3 .200 03/15/27 606,369
400,000 Connecticut Light and Power Co 4 .650 01/01/29 397,967
500,000 Connecticut Light and Power Co 2 .050 07/01/31 417,712
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 977,145
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 975,188
400,000 Connecticut Light and Power Co 4 .300 04/15/44 334,332
250,000 Connecticut Light and Power Co 4 .150 06/01/45 203,833
775,000 Connecticut Light and Power Co 4 .000 04/01/48 607,735
500,000 Connecticut Light and Power Co 5 .250 01/15/53 472,118
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 193,896
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 292,271
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 93,058
2,000,000 (a) Consolidated Edison Co of New York, Inc 2 .400 06/15/31 1,717,277
1,000,000 Consolidated Edison Co of New York, Inc 5 .200 03/01/33 1,000,297
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 763,024
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,516,652
1,000,000 Consolidated Edison Co of New York, Inc 5 .125 03/15/35 983,048
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 166,743
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 439,413
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,259,774
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 127,124
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 305,234
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 304,627
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 256,312
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 393,145
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 544,905
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 653,916
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,047,814
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 303,904
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 795,768
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 713,098
1,000,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 961,086
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 155,750
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 955,896
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 321,328
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 697,101
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 588,569
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 678,800
750,000 Constellation Energy Generation LLC 5 .600 03/01/28 764,954

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 750,000 Constellation Energy Generation LLC 5 .800% 03/01/33 $ 766,356
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,046,763
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 938,689
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 602,882
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,059,262
1,000,000 Constellation Energy Generation LLC 5 .750 03/15/54 972,262
500,000 Consumers Energy Co 4 .650 03/01/28 498,486
250,000 Consumers Energy Co 3 .800 11/15/28 241,138
1,000,000 Consumers Energy Co 4 .900 02/15/29 1,002,569
300,000 Consumers Energy Co 4 .600 05/30/29 297,218
1,000,000 Consumers Energy Co 4 .700 01/15/30 993,037
275,000 Consumers Energy Co 3 .600 08/15/32 248,726
500,000 Consumers Energy Co 4 .625 05/15/33 482,303
600,000 Consumers Energy Co 3 .950 07/15/47 469,329
600,000 (a) Consumers Energy Co 4 .050 05/15/48 477,649
350,000 Consumers Energy Co 4 .350 04/15/49 290,772
500,000 Consumers Energy Co 3 .750 02/15/50 378,386
500,000 Consumers Energy Co 3 .100 08/15/50 337,569
150,000 Consumers Energy Co 3 .500 08/01/51 109,175
287,000 Consumers Energy Co 2 .650 08/15/52 173,007
500,000 Consumers Energy Co 4 .200 09/01/52 403,238
291,000 Consumers Energy Co 2 .500 05/01/60 160,263
300,000 Dayton Power & Light Co 3 .950 06/15/49 220,762
200,000 Delmarva Power & Light Co 4 .150 05/15/45 160,134
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 774,636
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 49,904
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 122,009
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 696,499
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 807,113
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 959,146
775,000 Dominion Energy, Inc 3 .600 03/15/27 755,906
500,000 Dominion Energy, Inc 4 .250 06/01/28 490,511
303,000 Dominion Energy, Inc 3 .375 04/01/30 278,707
500,000 Dominion Energy, Inc 2 .250 08/15/31 416,128
500,000 Dominion Energy, Inc 4 .350 08/15/32 468,436
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,002,096
475,000 Dominion Energy, Inc 3 .300 04/15/41 349,819
200,000 Dominion Energy, Inc 4 .700 12/01/44 169,740
500,000 Dominion Energy, Inc 4 .600 03/15/49 411,947
500,000 Dominion Energy, Inc 4 .850 08/15/52 429,299
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,267,181
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,091,110
1,000,000 Dominion Energy, Inc 6 .625 05/15/55 1,016,664
500,000 DTE Electric Co 1 .900 04/01/28 457,802
1,500,000 DTE Electric Co 3 .000 03/01/32 1,317,485
1,000,000 DTE Electric Co 5 .200 04/01/33 998,827
1,000,000 DTE Electric Co 5 .200 03/01/34 996,226
200,000 DTE Electric Co 4 .000 04/01/43 162,074
100,000 DTE Electric Co 3 .700 06/01/46 75,880
500,000 DTE Electric Co 3 .750 08/15/47 376,339
1,000,000 DTE Electric Co 4 .050 05/15/48 800,270
525,000 DTE Electric Co 3 .950 03/01/49 409,249
1,000,000 DTE Electric Co 2 .950 03/01/50 649,579
400,000 DTE Electric Co 3 .250 04/01/51 272,356
450,000 DTE Electric Co 3 .650 03/01/52 329,244
920,700 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 951,204
1,000,000 DTE Electric Securitization Funding II LLC 6 .090 09/01/37 1,062,067
1,000,000 DTE Energy Co 1 .050 06/01/25 984,555
1,000,000 DTE Energy Co 5 .100 03/01/29 1,002,305
327,000 DTE Energy Co 3 .400 06/15/29 305,878
500,000 DTE Energy Co 2 .950 03/01/30 449,012
1,000,000 DTE Energy Co 5 .850 06/01/34 1,026,564

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 200,000 Duke Energy Carolinas LLC 2 .950% 12/01/26 $ 194,204
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 485,511
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 449,712
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,299,583
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 324,192
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,278,370
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 969,222
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 122,289
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 229,573
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 155,028
1,750,000 Duke Energy Carolinas LLC 3 .700 12/01/47 1,295,690
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,149,148
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 666,342
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,034,900
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 951,302
1,500,000 Duke Energy Carolinas LLC 5 .400 01/15/54 1,436,717
1,700,000 Duke Energy Corp 2 .650 09/01/26 1,645,539
350,000 Duke Energy Corp 3 .150 08/15/27 336,101
1,000,000 Duke Energy Corp 5 .000 12/08/27 1,007,129
1,000,000 Duke Energy Corp 4 .300 03/15/28 984,369
1,000,000 (a) Duke Energy Corp 4 .850 01/05/29 995,372
1,000,000 Duke Energy Corp 2 .450 06/01/30 876,515
1,000,000 Duke Energy Corp 2 .550 06/15/31 853,792
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,025,247
1,000,000 Duke Energy Corp 5 .450 06/15/34 998,385
1,000,000 Duke Energy Corp 3 .300 06/15/41 733,880
300,000 Duke Energy Corp 4 .800 12/15/45 258,907
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,454,095
500,000 Duke Energy Corp 4 .200 06/15/49 386,294
1,000,000 Duke Energy Corp 3 .500 06/15/51 674,687
500,000 Duke Energy Corp 5 .000 08/15/52 436,344
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,015,797
1,000,000 Duke Energy Corp 5 .800 06/15/54 974,095
225,000 Duke Energy Corp 6 .450 09/01/54 227,733
750,000 Duke Energy Corp 3 .250 01/15/82 697,155
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,168,368
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 843,784
375,000 Duke Energy Florida LLC 6 .400 06/15/38 403,732
500,000 Duke Energy Florida LLC 3 .400 10/01/46 354,139
300,000 Duke Energy Florida LLC 4 .200 07/15/48 240,131
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 622,951
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,015,881
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 999,629
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 223,682
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 335,491
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 166,097
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 473,605
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 190,964
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 21,622
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 748,456
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 147,521
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 160,635
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 489,343
1,000,000 Duke Energy Ohio, Inc 5 .550 03/15/54 966,848
300,000 Duke Energy Progress LLC 3 .700 09/01/28 288,996
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 5,078,081
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,241,313
750,000 Duke Energy Progress LLC 5 .250 03/15/33 751,568
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 988,442
400,000 Duke Energy Progress LLC 4 .375 03/30/44 336,589
500,000 Duke Energy Progress LLC 4 .150 12/01/44 406,843
300,000 Duke Energy Progress LLC 4 .200 08/15/45 243,071

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 500,000 Duke Energy Progress LLC 3 .700% 10/15/46 $ 370,594
200,000 Duke Energy Progress LLC 3 .600 09/15/47 145,481
600,000 Duke Energy Progress LLC 2 .500 08/15/50 347,110
500,000 Duke Energy Progress LLC 2 .900 08/15/51 309,022
750,000 Duke Energy Progress LLC 5 .350 03/15/53 710,202
750,000 Edison International 5 .750 06/15/27 762,521
300,000 Edison International 4 .125 03/15/28 290,896
1,000,000 Edison International 5 .250 11/15/28 1,002,281
1,000,000 Edison International 5 .450 06/15/29 1,009,040
500,000 Edison International 6 .950 11/15/29 533,953
1,000,000 Edison International 5 .250 03/15/32 989,237
200,000 El Paso Electric Co 5 .000 12/01/44 171,353
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,691,043
625,000 Emera US Finance LP 4 .750 06/15/46 517,542
400,000 Enel Americas S.A. 4 .000 10/25/26 391,138
675,000 Enel Chile S.A. 4 .875 06/12/28 666,096
1,000,000 Entergy Arkansas LLC 5 .150 01/15/33 995,336
500,000 Entergy Arkansas LLC 5 .300 09/15/33 503,083
1,000,000 Entergy Arkansas LLC 5 .450 06/01/34 1,013,408
200,000 Entergy Arkansas LLC 4 .200 04/01/49 158,575
425,000 Entergy Arkansas LLC 2 .650 06/15/51 250,634
1,000,000 Entergy Arkansas LLC 5 .750 06/01/54 988,637
1,000,000 Entergy Corp 1 .900 06/15/28 903,230
175,000 Entergy Corp 2 .800 06/15/30 155,883
625,000 Entergy Corp 2 .400 06/15/31 527,350
500,000 Entergy Corp 3 .750 06/15/50 354,464
650,000 Entergy Corp 7 .125 12/01/54 662,498
200,000 Entergy Louisiana LLC 3 .120 09/01/27 192,264
1,000,000 (a) Entergy Louisiana LLC 1 .600 12/15/30 826,287
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 831,932
500,000 Entergy Louisiana LLC 4 .000 03/15/33 457,712
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 999,124
1,000,000 Entergy Louisiana LLC 5 .150 09/15/34 983,482
500,000 Entergy Louisiana LLC 3 .100 06/15/41 358,643
300,000 Entergy Louisiana LLC 4 .200 09/01/48 238,255
300,000 Entergy Louisiana LLC 4 .200 04/01/50 236,545
500,000 Entergy Louisiana LLC 4 .750 09/15/52 430,700
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 988,158
800,000 Entergy Mississippi LLC 3 .850 06/01/49 594,358
475,000 Entergy Mississippi LLC 3 .500 06/01/51 330,009
1,000,000 Entergy Mississippi LLC 5 .850 06/01/54 1,008,132
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 967,618
575,000 Entergy Texas, Inc 1 .750 03/15/31 473,853
200,000 Entergy Texas, Inc 4 .500 03/30/39 177,393
700,000 Entergy Texas, Inc 3 .550 09/30/49 492,231
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 1,000,119
1,000,000 Entergy Texas, Inc 5 .550 09/15/54 968,914
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 555,278
125,000 Essential Utilities, Inc 3 .566 05/01/29 117,609
225,000 Essential Utilities, Inc 2 .704 04/15/30 200,565
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 848,996
1,000,000 (a) Essential Utilities, Inc 5 .375 01/15/34 990,262
200,000 Essential Utilities, Inc 4 .276 05/01/49 156,438
300,000 Essential Utilities, Inc 3 .351 04/15/50 197,196
500,000 Essential Utilities, Inc 5 .300 05/01/52 454,554
100,000 Evergy Kansas Central, Inc 2 .550 07/01/26 97,031
1,000,000 Evergy Kansas Central, Inc 5 .900 11/15/33 1,033,253
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 408,210
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 141,187
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 248,685
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 293,665
1,000,000 Evergy Kansas Central, Inc 5 .700 03/15/53 982,052

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 150,000 Evergy Metro, Inc 2 .250% 06/01/30 $ 130,011
500,000 Evergy Metro, Inc 5 .400 04/01/34 499,812
100,000 Evergy Metro, Inc 5 .300 10/01/41 94,627
650,000 Evergy Metro, Inc 4 .200 06/15/47 515,100
100,000 Evergy Metro, Inc 4 .200 03/15/48 79,216
300,000 Evergy Metro, Inc 4 .125 04/01/49 233,026
750,000 Evergy, Inc 2 .900 09/15/29 682,413
1,000,000 Evergy, Inc 6 .650 06/01/55 999,714
100,000 Eversource Energy 0 .800 08/15/25 97,459
1,000,000 Eversource Energy 1 .400 08/15/26 945,910
200,000 Eversource Energy 3 .300 01/15/28 190,090
1,000,000 Eversource Energy 5 .450 03/01/28 1,013,028
300,000 Eversource Energy 4 .250 04/01/29 289,780
100,000 Eversource Energy 1 .650 08/15/30 83,198
1,000,000 Eversource Energy 2 .550 03/15/31 855,334
1,000,000 Eversource Energy 5 .850 04/15/31 1,025,734
1,000,000 Eversource Energy 3 .375 03/01/32 875,260
500,000 Eversource Energy 5 .500 01/01/34 496,030
1,000,000 Eversource Energy 5 .950 07/15/34 1,024,458
600,000 Eversource Energy 3 .450 01/15/50 410,060
1,500,000 Exelon Corp 2 .750 03/15/27 1,436,315
1,000,000 Exelon Corp 5 .150 03/15/28 1,005,825
1,000,000 Exelon Corp 3 .350 03/15/32 885,326
750,000 Exelon Corp 5 .300 03/15/33 748,201
1,000,000 Exelon Corp 5 .450 03/15/34 997,682
500,000 Exelon Corp 4 .950 06/15/35 473,615
975,000 Exelon Corp 4 .450 04/15/46 811,996
100,000 Exelon Corp 4 .700 04/15/50 84,379
500,000 Exelon Corp 4 .100 03/15/52 380,063
1,000,000 Exelon Corp 5 .600 03/15/53 962,181
3,000,000 (c) FirstEnergy Transmission LLC 4 .550 01/15/30 2,920,567
2,500,000 (c) FirstEnergy Transmission LLC 5 .000 01/15/35 2,415,356
750,000 Florida Power & Light Co 5 .050 04/01/28 757,199
750,000 Florida Power & Light Co 4 .400 05/15/28 742,522
1,000,000 Florida Power & Light Co 5 .150 06/15/29 1,012,548
425,000 Florida Power & Light Co 4 .625 05/15/30 421,071
1,000,000 Florida Power & Light Co 2 .450 02/03/32 843,861
750,000 Florida Power & Light Co 5 .100 04/01/33 745,135
150,000 Florida Power & Light Co 4 .800 05/15/33 145,920
1,000,000 Florida Power & Light Co 5 .300 06/15/34 1,002,838
100,000 Florida Power & Light Co 4 .125 02/01/42 83,372
200,000 Florida Power & Light Co 4 .050 06/01/42 164,775
450,000 Florida Power & Light Co 3 .800 12/15/42 356,351
400,000 Florida Power & Light Co 4 .050 10/01/44 325,805
500,000 Florida Power & Light Co 3 .700 12/01/47 374,860
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,314,975
500,000 Florida Power & Light Co 4 .125 06/01/48 399,899
1,100,000 Florida Power & Light Co 3 .990 03/01/49 859,747
400,000 Florida Power & Light Co 3 .150 10/01/49 269,619
500,000 Florida Power & Light Co 2 .875 12/04/51 312,514
750,000 Florida Power & Light Co 5 .300 04/01/53 714,438
1,000,000 (a) Florida Power & Light Co 5 .600 06/15/54 997,776
768,000 Fortis, Inc 3 .055 10/04/26 743,834
100,000 Georgia Power Co 3 .250 04/01/26 98,296
700,000 Georgia Power Co 3 .250 03/30/27 679,415
1,000,000 Georgia Power Co 4 .650 05/16/28 995,783
700,000 Georgia Power Co 2 .650 09/15/29 634,905
1,500,000 Georgia Power Co 4 .550 03/15/30 1,474,712
1,500,000 Georgia Power Co 4 .950 05/17/33 1,468,938
1,500,000 Georgia Power Co 5 .250 03/15/34 1,488,323
625,000 Georgia Power Co 4 .300 03/15/42 531,450
700,000 Georgia Power Co 4 .300 03/15/43 585,204

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 2,500,000 Georgia Power Co 3 .250% 03/15/51 $ 1,685,148
200,000 Gulf Power Co 3 .300 05/30/27 193,644
400,000 Iberdrola International BV 6 .750 07/15/36 441,677
1,000,000 Idaho Power Co 5 .200 08/15/34 993,234
425,000 Idaho Power Co 5 .500 03/15/53 407,274
1,000,000 Idaho Power Co 5 .800 04/01/54 997,208
500,000 Indiana Michigan Power Co 3 .850 05/15/28 483,845
225,000 Indiana Michigan Power Co 4 .550 03/15/46 190,297
100,000 Indiana Michigan Power Co 3 .750 07/01/47 74,216
300,000 Indiana Michigan Power Co 4 .250 08/15/48 236,488
675,000 Indiana Michigan Power Co 3 .250 05/01/51 443,346
500,000 Indiana Michigan Power Co 5 .625 04/01/53 487,171
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 981,285
725,000 Interstate Power and Light Co 4 .100 09/26/28 703,859
325,000 Interstate Power and Light Co 3 .600 04/01/29 307,805
125,000 Interstate Power and Light Co 2 .300 06/01/30 108,209
1,000,000 Interstate Power and Light Co 5 .700 10/15/33 1,016,093
200,000 Interstate Power and Light Co 4 .950 09/30/34 192,273
100,000 (a) Interstate Power and Light Co 6 .250 07/15/39 105,667
100,000 Interstate Power and Light Co 3 .700 09/15/46 74,124
300,000 Interstate Power and Light Co 3 .500 09/30/49 210,007
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 637,539
500,000 Interstate Power and Light Co 5 .450 09/30/54 472,939
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 94,166
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 500,832
100,000 ITC Holdings Corp 3 .250 06/30/26 97,753
900,000 ITC Holdings Corp 3 .350 11/15/27 865,756
750,000 (c) Jersey Central Power & Light Co 5 .100 01/15/35 731,573
1,500,000 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 1,446,091
1,000,000 Kentucky Utilities Co 5 .450 04/15/33 1,010,594
300,000 Kentucky Utilities Co 4 .375 10/01/45 248,530
400,000 Kentucky Utilities Co 3 .300 06/01/50 269,334
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,010,721
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 238,338
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,451,228
575,000 MidAmerican Energy Co 3 .650 04/15/29 548,384
425,000 MidAmerican Energy Co 5 .350 01/15/34 430,102
200,000 MidAmerican Energy Co 4 .800 09/15/43 179,577
200,000 MidAmerican Energy Co 4 .400 10/15/44 170,973
200,000 MidAmerican Energy Co 4 .250 05/01/46 164,796
500,000 MidAmerican Energy Co 3 .950 08/01/47 388,903
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 741,032
300,000 MidAmerican Energy Co 4 .250 07/15/49 243,163
300,000 MidAmerican Energy Co 3 .150 04/15/50 201,288
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 605,306
400,000 MidAmerican Energy Co 5 .850 09/15/54 406,523
250,000 (a) MidAmerican Energy Co 5 .300 02/01/55 236,160
500,000 Mississippi Power Co 3 .950 03/30/28 486,752
750,000 Mississippi Power Co 4 .250 03/15/42 624,624
1,000,000 Mississippi Power Co 3 .100 07/30/51 650,125
300,000 National Fuel Gas Co 5 .200 07/15/25 299,805
300,000 National Fuel Gas Co 5 .500 01/15/26 301,165
200,000 National Fuel Gas Co 3 .950 09/15/27 194,323
200,000 National Fuel Gas Co 4 .750 09/01/28 197,130
1,100,000 National Fuel Gas Co 2 .950 03/01/31 947,032
1,000,000 National Grid plc 5 .602 06/12/28 1,019,494
1,000,000 National Grid plc 5 .809 06/12/33 1,019,993
1,000,000 National Grid plc 5 .418 01/11/34 995,182
250,000 National Grid USA 5 .803 04/01/35 249,787
1,000,000 Nevada Power Co 3 .700 05/01/29 954,116
500,000 Nevada Power Co 2 .400 05/01/30 439,745
500,000 Nevada Power Co 3 .125 08/01/50 319,209

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 500,000 Nevada Power Co 5 .900% 05/01/53 $ 501,533
1,000,000 Nevada Power Co 6 .000 03/15/54 1,021,148
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,096,337
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,248,304
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,001,346
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,263,159
2,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 1,993,715
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 283,099
450,000 (a) NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 408,102
1,500,000 (a) NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,502,805
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,576,511
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 833,947
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 442,925
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,470,420
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,607,240
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 624,777
1,000,000 (a) NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 917,787
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,536,723
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,526,691
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,657,035
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 951,338
1,000,000 NiSource, Inc 3 .490 05/15/27 973,389
1,500,000 NiSource, Inc 5 .250 03/30/28 1,512,996
750,000 NiSource, Inc 5 .200 07/01/29 755,711
750,000 NiSource, Inc 2 .950 09/01/29 686,500
200,000 NiSource, Inc 3 .600 05/01/30 186,557
800,000 NiSource, Inc 1 .700 02/15/31 654,141
1,000,000 NiSource, Inc 5 .400 06/30/33 1,000,985
1,000,000 NiSource, Inc 5 .350 04/01/34 991,721
77,000 NiSource, Inc 5 .950 06/15/41 77,844
700,000 NiSource, Inc 5 .250 02/15/43 651,830
450,000 NiSource, Inc 4 .800 02/15/44 397,410
815,000 NiSource, Inc 5 .650 02/01/45 795,825
350,000 NiSource, Inc 4 .375 05/15/47 286,076
500,000 (a) NiSource, Inc 3 .950 03/30/48 380,482
200,000 NiSource, Inc 5 .000 06/15/52 176,947
750,000 NiSource, Inc 6 .950 11/30/54 763,581
750,000 NiSource, Inc 6 .375 03/31/55 746,593
600,000 Northern States Power Co 2 .250 04/01/31 511,109
425,000 Northern States Power Co 5 .350 11/01/39 417,346
175,000 Northern States Power Co 3 .600 05/15/46 130,460
1,950,000 Northern States Power Co 3 .600 09/15/47 1,440,734
325,000 Northern States Power Co 2 .900 03/01/50 207,919
467,000 Northern States Power Co 2 .600 06/01/51 278,851
1,000,000 Northern States Power Co 3 .200 04/01/52 670,318
400,000 Northern States Power Co 4 .500 06/01/52 335,547
500,000 Northern States Power Co 5 .100 05/15/53 462,548
1,000,000 Northern States Power Co 5 .400 03/15/54 963,915
1,000,000 Northern States Power Co 5 .650 06/15/54 998,378
200,000 NorthWestern Corp 4 .176 11/15/44 160,266
300,000 NSTAR Electric Co 3 .200 05/15/27 289,949
1,000,000 NSTAR Electric Co 1 .950 08/15/31 829,815
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,004,938
1,100,000 (a) NSTAR Electric Co 3 .100 06/01/51 718,531
350,000 NSTAR Electric Co 4 .550 06/01/52 293,010
500,000 Oglethorpe Power Corp 4 .500 04/01/47 409,659
500,000 Oglethorpe Power Corp 5 .050 10/01/48 440,261
750,000 Oglethorpe Power Corp 3 .750 08/01/50 533,549
500,000 Oglethorpe Power Corp 5 .250 09/01/50 448,947
500,000 Oglethorpe Power Corp 6 .200 12/01/53 514,861
1,000,000 (c) Oglethorpe Power Corp 5 .800 06/01/54 981,141
2,000,000 Ohio Power Co 1 .625 01/15/31 1,627,565

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 750,000 Ohio Power Co 5 .650% 06/01/34 $ 754,912
500,000 Ohio Power Co 4 .150 04/01/48 383,477
1,500,000 Ohio Power Co 4 .000 06/01/49 1,124,294
1,000,000 Ohio Power Co 2 .900 10/01/51 601,002
200,000 Oklahoma Gas and Electric Co 3 .800 08/15/28 193,018
500,000 Oklahoma Gas and Electric Co 3 .300 03/15/30 460,022
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 91,704
500,000 (a) Oklahoma Gas and Electric Co 5 .400 01/15/33 503,927
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 157,186
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 150,258
2,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 1,946,389
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 970,566
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 721,224
1,500,000 (a) Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,552,776
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 397,404
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 480,446
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,025,378
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 97,126
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 482,449
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 53,585
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 230,418
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 303,226
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 158,167
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 376,999
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 327,317
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 146,008
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 324,214
2,000,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 1,786,308
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 155,178
1,000,000 (c) Oncor Electric Delivery Co LLC 5 .550 06/15/54 974,186
1,000,000 ONE Gas, Inc 5 .100 04/01/29 1,006,892
100,000 ONE Gas, Inc 2 .000 05/15/30 86,444
500,000 ONE Gas, Inc 4 .250 09/01/32 472,660
100,000 ONE Gas, Inc 4 .658 02/01/44 87,437
500,000 ONE Gas, Inc 4 .500 11/01/48 415,214
2,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 1,965,142
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 505,726
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,798,686
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,405,529
500,000 (a) Pacific Gas and Electric Co 6 .100 01/15/29 517,239
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 966,479
500,000 Pacific Gas and Electric Co 5 .550 05/15/29 508,154
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,903,408
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,565,233
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,773,277
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 939,559
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 513,262
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 518,957
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,581,112
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,095,224
1,500,000 Pacific Gas and Electric Co 5 .800 05/15/34 1,533,782
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 647,476
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 748,272
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,222,728
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,041,347
2,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,575,585
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 895,621
2,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 2,179,064
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 432,919
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,479,422
500,000 PacifiCorp 3 .500 06/15/29 470,725
500,000 PacifiCorp 2 .700 09/15/30 441,689

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 1,000,000 PacifiCorp 5 .300% 02/15/31 $ 1,008,795
1,000,000 PacifiCorp 5 .450 02/15/34 993,514
850,000 PacifiCorp 6 .000 01/15/39 867,052
300,000 PacifiCorp 4 .125 01/15/49 232,753
1,300,000 PacifiCorp 4 .150 02/15/50 1,002,849
250,000 PacifiCorp 3 .300 03/15/51 162,287
2,000,000 PacifiCorp 2 .900 06/15/52 1,190,047
750,000 PacifiCorp 5 .350 12/01/53 689,439
775,000 (a) PacifiCorp 5 .500 05/15/54 724,210
1,000,000 PacifiCorp 5 .800 01/15/55 971,747
1,000,000 PECO Energy Co 4 .900 06/15/33 982,572
200,000 PECO Energy Co 4 .150 10/01/44 164,494
200,000 PECO Energy Co 3 .700 09/15/47 149,763
1,200,000 PECO Energy Co 3 .900 03/01/48 930,516
125,000 PECO Energy Co 3 .000 09/15/49 81,510
100,000 PECO Energy Co 2 .800 06/15/50 62,324
475,000 PECO Energy Co 3 .050 03/15/51 307,044
1,000,000 PECO Energy Co 2 .850 09/15/51 619,555
500,000 PECO Energy Co 4 .600 05/15/52 429,365
500,000 PECO Energy Co 4 .375 08/15/52 413,048
625,000 PECO Energy Co 5 .250 09/15/54 591,021
1,000,000 PG&E Recovery Funding LLC 4 .838 06/01/35 992,185
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 497,050
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 991,585
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 497,752
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/51 992,320
351,886 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 340,642
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 234,556
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 229,449
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 868,966
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 887,759
391,846 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 382,674
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 477,618
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 487,398
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 718,264
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 707,825
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 853,690
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 499,923
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 969,305
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 172,970
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,055,867
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 877,240
500,000 Potomac Electric Power Co 5 .200 03/15/34 495,628
900,000 Potomac Electric Power Co 4 .150 03/15/43 743,430
250,000 Potomac Electric Power Co 5 .500 03/15/54 242,189
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 928,012
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 984,187
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,482,192
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 146,079
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 166,299
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 225,958
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 392,476
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 161,511
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 344,528
1,000,000 PPL Electric Utilities Corp 5 .250 05/15/53 953,887
250,000 Public Service Co of Colorado 3 .700 06/15/28 241,259
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 834,543
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 863,595
275,000 Public Service Co of Colorado 4 .100 06/01/32 257,833
750,000 Public Service Co of Colorado 5 .350 05/15/34 750,920
200,000 Public Service Co of Colorado 3 .800 06/15/47 148,327
100,000 Public Service Co of Colorado 4 .100 06/15/48 78,003

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 300,000 Public Service Co of Colorado 4 .050% 09/15/49 $ 229,257
400,000 Public Service Co of Colorado 3 .200 03/01/50 265,588
350,000 Public Service Co of Colorado 2 .700 01/15/51 206,952
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 928,880
500,000 Public Service Co of Colorado 5 .750 05/15/54 498,827
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 1,009,526
1,500,000 Public Service Co of New Hampshire 5 .350 10/01/33 1,514,125
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 72,707
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 463,671
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 413,603
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 984,204
1,500,000 Public Service Co of Oklahoma 5 .200 01/15/35 1,452,192
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 316,734
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 957,846
300,000 Public Service Electric and Gas Co 2 .250 09/15/26 288,637
450,000 Public Service Electric and Gas Co 3 .000 05/15/27 434,270
250,000 Public Service Electric and Gas Co 3 .700 05/01/28 241,648
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 446,579
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 823,315
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 222,921
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 483,835
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,000,664
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 497,994
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 158,124
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 464,954
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 147,484
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 198,741
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 382,997
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 391,911
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 336,270
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 106,699
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 223,672
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,292,369
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 186,273
1,500,000 Public Service Electric and Gas Co 5 .450 08/01/53 1,464,130
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 484,215
1,000,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 1,028,686
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 333,110
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 843,429
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 781,506
1,000,000 Puget Energy, Inc 2 .379 06/15/28 912,885
1,000,000 Puget Energy, Inc 4 .100 06/15/30 942,820
1,000,000 Puget Sound Energy, Inc 5 .330 06/15/34 993,465
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 252,176
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 163,358
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 183,510
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 458,003
1,000,000 Puget Sound Energy, Inc 5 .685 06/15/54 979,907
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 778,116
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 552,408
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 419,278
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 224,778
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 237,932
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 587,407
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 433,943
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 721,519
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 940,954
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 969,168
1,525,000 Sempra 3 .250 06/15/27 1,468,288
675,000 Sempra 3 .400 02/01/28 645,242
1,000,000 Sempra 5 .500 08/01/33 1,002,050
825,000 Sempra 3 .800 02/01/38 681,848

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 125,000 Sempra 6 .000% 10/15/39 $ 127,441
850,000 Sempra 4 .000 02/01/48 642,664
1,380,000 Sempra 4 .125 04/01/52 1,316,908
1,000,000 Sempra 6 .400 10/01/54 991,526
1,000,000 Sempra 6 .875 10/01/54 1,011,169
300,000 Sempra 6 .550 04/01/55 297,645
500,000 Sempra 6 .625 04/01/55 499,256
869,000 Sierra Pacific Power Co 2 .600 05/01/26 845,690
500,000 Sierra Pacific Power Co 5 .900 03/15/54 499,949
1,000,000 Southern California Edison Co 4 .400 09/06/26 995,910
500,000 Southern California Edison Co 4 .700 06/01/27 500,144
750,000 Southern California Edison Co 5 .850 11/01/27 771,265
750,000 Southern California Edison Co 3 .650 03/01/28 722,268
1,000,000 Southern California Edison Co 5 .300 03/01/28 1,011,438
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,023,655
500,000 Southern California Edison Co 4 .200 03/01/29 484,875
1,000,000 Southern California Edison Co 5 .150 06/01/29 1,005,854
600,000 Southern California Edison Co 2 .850 08/01/29 547,622
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,520,554
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,283,875
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,016,109
500,000 Southern California Edison Co 2 .750 02/01/32 426,994
750,000 Southern California Edison Co 5 .950 11/01/32 782,200
575,000 Southern California Edison Co 5 .200 06/01/34 568,887
185,000 Southern California Edison Co 6 .050 03/15/39 191,249
300,000 Southern California Edison Co 4 .500 09/01/40 262,426
825,000 Southern California Edison Co 4 .650 10/01/43 714,891
450,000 Southern California Edison Co 3 .600 02/01/45 332,312
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,491,104
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,303,299
1,500,000 Southern California Edison Co 2 .950 02/01/51 941,627
1,000,000 Southern California Edison Co 3 .650 06/01/51 707,431
500,000 Southern California Edison Co 3 .450 02/01/52 338,169
1,000,000 Southern California Edison Co 5 .700 03/01/53 972,601
500,000 Southern California Edison Co 5 .875 12/01/53 497,287
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,470,857
200,000 Southern California Gas Co 2 .600 06/15/26 194,510
1,000,000 Southern California Gas Co 2 .950 04/15/27 962,093
500,000 Southern California Gas Co 2 .550 02/01/30 448,227
1,000,000 Southern California Gas Co 5 .200 06/01/33 994,906
500,000 Southern California Gas Co 5 .050 09/01/34 492,667
150,000 Southern California Gas Co 3 .750 09/15/42 117,178
500,000 Southern California Gas Co 4 .125 06/01/48 393,147
300,000 Southern California Gas Co 4 .300 01/15/49 243,408
500,000 Southern California Gas Co 3 .950 02/15/50 379,788
500,000 Southern California Gas Co 6 .350 11/15/52 537,827
1,000,000 Southern California Gas Co 5 .750 06/01/53 993,397
1,000,000 Southern California Gas Co 5 .600 04/01/54 977,344
2,000,000 Southern Co 5 .113 08/01/27 2,016,772
1,500,000 Southern Co 1 .750 03/15/28 1,360,699
1,000,000 Southern Co 5 .500 03/15/29 1,020,274
2,500,000 Southern Co 3 .700 04/30/30 2,348,021
1,000,000 Southern Co 5 .200 06/15/33 988,551
1,250,000 Southern Co 5 .700 03/15/34 1,275,804
1,000,000 Southern Co 4 .850 03/15/35 954,030
400,000 Southern Co 4 .250 07/01/36 359,138
800,000 Southern Co 4 .400 07/01/46 661,670
1,000,000 Southern Co 4 .000 01/15/51 979,943
1,500,000 Southern Co 3 .750 09/15/51 1,436,428
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 391,765
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 411,744
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,024,782

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 2,000,000 Southern Co Gas Capital Corp 4 .950% 09/15/34 $ 1,935,458
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 231,470
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 77,397
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 737,598
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 113,006
950,000 Southern Power Co 0 .900 01/15/26 912,493
300,000 Southern Power Co 4 .950 12/15/46 263,115
500,000 Southwest Gas Corp 5 .800 12/01/27 512,014
500,000 Southwest Gas Corp 5 .450 03/23/28 506,178
150,000 Southwest Gas Corp 3 .700 04/01/28 144,179
100,000 Southwest Gas Corp 2 .200 06/15/30 86,105
500,000 Southwest Gas Corp 4 .050 03/15/32 464,356
100,000 Southwest Gas Corp 3 .800 09/29/46 73,735
500,000 Southwest Gas Corp 4 .150 06/01/49 381,425
1,000,000 Southwest Gas Corp 3 .180 08/15/51 631,518
675,000 Southwestern Electric Power Co 4 .100 09/15/28 654,937
500,000 Southwestern Electric Power Co 5 .300 04/01/33 494,442
750,000 Southwestern Electric Power Co 3 .850 02/01/48 539,836
750,000 Southwestern Electric Power Co 3 .250 11/01/51 474,860
600,000 Southwestern Public Service Co 4 .500 08/15/41 515,245
300,000 Southwestern Public Service Co 3 .400 08/15/46 209,056
225,000 Southwestern Public Service Co 3 .700 08/15/47 163,441
200,000 Southwestern Public Service Co 4 .400 11/15/48 162,053
750,000 Southwestern Public Service Co 3 .750 06/15/49 543,864
650,000 Southwestern Public Service Co 3 .150 05/01/50 420,982
475,000 Southwestern Public Service Co 6 .000 06/01/54 480,143
500,000 Spire Missouri, Inc 4 .800 02/15/33 488,993
1,000,000 Spire Missouri, Inc 5 .150 08/15/34 992,198
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,003,152
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,028,016
1,500,000 System Energy Resources, Inc 5 .300 12/15/34 1,469,443
1,000,000 Tampa Electric Co 4 .900 03/01/29 999,358
1,000,000 Tampa Electric Co 2 .400 03/15/31 854,865
100,000 Tampa Electric Co 4 .100 06/15/42 81,955
175,000 Tampa Electric Co 4 .350 05/15/44 145,372
200,000 Tampa Electric Co 4 .300 06/15/48 161,203
200,000 Tampa Electric Co 4 .450 06/15/49 164,722
575,000 Tampa Electric Co 3 .625 06/15/50 409,988
925,000 Tampa Electric Co 3 .450 03/15/51 629,531
125,000 Tucson Electric Power Co 1 .500 08/01/30 103,224
500,000 Tucson Electric Power Co 5 .200 09/15/34 490,924
200,000 Tucson Electric Power Co 4 .850 12/01/48 173,798
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,306,711
500,000 Tucson Electric Power Co 5 .500 04/15/53 476,719
200,000 Union Electric Co 2 .950 06/15/27 192,196
300,000 Union Electric Co 3 .500 03/15/29 284,843
500,000 Union Electric Co 2 .950 03/15/30 455,033
1,000,000 Union Electric Co 2 .150 03/15/32 819,842
1,000,000 Union Electric Co 5 .200 04/01/34 993,771
100,000 Union Electric Co 8 .450 03/15/39 126,604
100,000 Union Electric Co 3 .900 09/15/42 80,116
100,000 Union Electric Co 3 .650 04/15/45 75,542
200,000 Union Electric Co 4 .000 04/01/48 155,237
1,000,000 Union Electric Co 3 .250 10/01/49 689,113
675,000 Union Electric Co 2 .625 03/15/51 398,337
125,000 Union Electric Co 3 .900 04/01/52 95,726
325,000 Union Electric Co 5 .450 03/15/53 311,197
1,000,000 Union Electric Co 5 .250 01/15/54 931,524
825,000 Union Electric Co 5 .125 03/15/55 755,497
100,000 United Utilities plc 6 .875 08/15/28 105,361
900,000 Virginia Electric and Power Co 2 .950 11/15/26 873,246
1,750,000 Virginia Electric and Power Co 3 .500 03/15/27 1,705,460

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.3% (continued)
$ 500,000 Virginia Electric and Power Co 3 .750% 05/15/27 $ 489,662
2,000,000 Virginia Electric and Power Co 3 .800 04/01/28 1,938,565
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 921,393
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 836,173
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 834,824
750,000 Virginia Electric and Power Co 5 .000 04/01/33 733,987
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 995,031
500,000 Virginia Electric and Power Co 5 .000 01/15/34 486,288
1,000,000 (a) Virginia Electric and Power Co 5 .050 08/15/34 975,084
250,000 Virginia Electric and Power Co 4 .650 08/15/43 219,243
400,000 Virginia Electric and Power Co 4 .450 02/15/44 339,434
200,000 Virginia Electric and Power Co 4 .200 05/15/45 161,847
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 854,064
700,000 Virginia Electric and Power Co 3 .800 09/15/47 524,527
1,300,000 Virginia Electric and Power Co 4 .600 12/01/48 1,096,383
500,000 Virginia Electric and Power Co 3 .300 12/01/49 338,471
500,000 Virginia Electric and Power Co 2 .450 12/15/50 281,374
500,000 Virginia Electric and Power Co 4 .625 05/15/52 420,809
1,500,000 Virginia Electric and Power Co 5 .450 04/01/53 1,427,221
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 986,078
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 940,431
200,000 Virginia Electric and Power Co 5 .550 08/15/54 193,316
417,311 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 418,917
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 999,302
200,000 Washington Gas Light Co 3 .796 09/15/46 150,854
700,000 Washington Gas Light Co 3 .650 09/15/49 502,486
365,000 WEC Energy Group, Inc 3 .550 06/15/25 362,443
1,000,000 WEC Energy Group, Inc 5 .150 10/01/27 1,010,477
500,000 WEC Energy Group, Inc 1 .375 10/15/27 456,374
1,000,000 WEC Energy Group, Inc 4 .750 01/15/28 997,766
172,000 WEC Energy Group, Inc 1 .800 10/15/30 143,763
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 906,511
1,000,000 Wisconsin Electric Power Co 5 .000 05/15/29 1,006,999
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 566,873
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 207,631
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 952,328
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 164,338
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 386,090
325,000 Wisconsin Power and Light Co 3 .050 10/15/27 311,067
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 461,164
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 461,877
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 145,604
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 497,861
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 160,955
1,500,000 Wisconsin Public Service Corp 4 .550 12/01/29 1,479,591
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 176,452
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 205,923
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 339,585
750,000 Xcel Energy, Inc 3 .350 12/01/26 731,264
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 936,422
900,000 Xcel Energy, Inc 4 .000 06/15/28 870,867
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 825,410
1,000,000 Xcel Energy, Inc 5 .450 08/15/33 991,949
200,000 Xcel Energy, Inc 4 .800 09/15/41 172,107
500,000 Xcel Energy, Inc 3 .500 12/01/49 344,117
350,000 Zions Bancorp NA 6 .816 11/19/35 352,438
TOTAL UTILITIES 611,521,816
TOTAL CORPORATE BONDS
(Cost $7,184,854,602) 6,555,155,536

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 72.0%
AGENCY SECURITIES - 0.7%
$ 1,750,000 Federal Farm Credit Banks Funding Corp 1 .125% 01/06/25 $ 1,749,371
4,000,000 Federal Farm Credit Banks Funding Corp 1 .750 02/14/25 3,986,929
4,000,000 Federal Farm Credit Banks Funding Corp 5 .125 10/10/25 4,024,567
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 2,002,774
15,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 15,083,449
5,000,000 (a) Federal Farm Credit Banks Funding Corp 4 .500 08/14/26 5,019,609
4,200,000 Federal Farm Credit Banks Funding Corp 3 .750 08/16/27 4,141,632
5,000,000 (a) Federal Farm Credit Banks Funding Corp 1 .650 07/23/35 3,634,889
1,800,000 Federal Home Loan Banks 5 .000 02/28/25 1,801,697
3,000,000 (a) Federal Home Loan Banks 4 .625 06/06/25 3,003,930
2,000,000 (a) Federal Home Loan Banks 0 .375 09/04/25 1,947,760
3,000,000 Federal Home Loan Banks 3 .625 09/04/26 2,977,811
15,000,000 Federal Home Loan Banks 4 .625 11/17/26 15,096,217
5,000,000 Federal Home Loan Banks 4 .125 01/15/27 4,992,814
5,000,000 Federal Home Loan Banks 4 .750 04/09/27 5,070,065
10,000,000 (a) Federal Home Loan Banks 4 .000 06/30/28 9,924,543
13,875,000 (a) Federal Home Loan Banks 3 .250 11/16/28 13,387,950
10,000,000 Federal Home Loan Mortgage Corp 1 .500 02/12/25 9,967,447
6,000,000 Federal Home Loan Mortgage Corp 0 .375 07/21/25 5,870,424
5,000,000 Federal Home Loan Mortgage Corp 0 .375 09/23/25 4,862,548
3,000,000 Federal National Mortgage Association 1 .625 01/07/25 2,999,051
4,000,000 Federal National Mortgage Association 0 .625 04/22/25 3,956,266
10,000,000 Federal National Mortgage Association 0 .375 08/25/25 9,749,596
4,500,000 (a) Federal National Mortgage Association 0 .500 11/07/25 4,359,446
4,000,000 Federal National Mortgage Association 1 .875 09/24/26 3,844,258
3,000,000 (a) Federal National Mortgage Association 0 .750 10/08/27 2,722,640
10,000,000 (a) Federal National Mortgage Association 0 .875 08/05/30 8,257,090
5,000,000 Federal National Mortgage Association 6 .625 11/15/30 5,551,301
1,000,000 Federal National Mortgage Association 5 .625 07/15/37 1,070,637
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,288,287
200,000 Private Export Funding Corp 3 .250 06/15/25 199,002
1,000,000 Private Export Funding Corp 3 .900 10/15/27 984,061
2,000,000 Tennessee Valley Authority 0 .750 05/15/25 1,974,108
1,425,000 Tennessee Valley Authority 2 .875 02/01/27 1,384,667
1,000,000 (a) Tennessee Valley Authority 3 .875 03/15/28 986,488
5,000,000 Tennessee Valley Authority 1 .500 09/15/31 4,090,110
1,500,000 Tennessee Valley Authority 4 .375 08/01/34 1,449,357
500,000 Tennessee Valley Authority 5 .880 04/01/36 541,453
500,000 (a) Tennessee Valley Authority 5 .500 06/15/38 526,732
4,300,000 Tennessee Valley Authority 3 .500 12/15/42 3,499,583
750,000 Tennessee Valley Authority 4 .250 09/15/52 643,624
1,750,000 Tennessee Valley Authority 4 .625 09/15/60 1,568,492
300,000 Tennessee Valley Authority 4 .250 09/15/65 244,344
TOTAL AGENCY SECURITIES 180,437,019
FOREIGN GOVERNMENT BONDS - 2.7%
5,000,000 African Development Bank 0 .875 03/23/26 4,790,775
3,000,000 African Development Bank 0 .875 07/22/26 2,844,780
1,725,000 African Development Bank 4 .625 01/04/27 1,732,527
2,000,000 African Development Bank 4 .125 02/25/27 1,989,113
4,000,000 African Development Bank 3 .500 09/18/29 3,838,279
6,000,000 Asian Development Bank 0 .375 09/03/25 5,834,396
3,000,000 Asian Development Bank 0 .500 02/04/26 2,876,137
5,000,000 Asian Development Bank 1 .000 04/14/26 4,791,287
1,500,000 Asian Development Bank 2 .000 04/24/26 1,454,923
1,000,000 Asian Development Bank 2 .625 01/12/27 965,996
6,000,000 Asian Development Bank 1 .500 01/20/27 5,666,178
500,000 Asian Development Bank 2 .375 08/10/27 475,575
500,000 Asian Development Bank 2 .500 11/02/27 475,178
1,000,000 Asian Development Bank 2 .750 01/19/28 953,850
1,000,000 Asian Development Bank 3 .750 04/25/28 980,546
2,500,000 Asian Development Bank 1 .250 06/09/28 2,252,084

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 75,000 Asian Development Bank 5 .820% 06/16/28 $ 78,038
4,000,000 (a) Asian Development Bank 4 .500 08/25/28 4,018,969
2,575,000 Asian Development Bank 3 .125 09/26/28 2,465,821
4,000,000 Asian Development Bank 4 .375 03/06/29 3,987,140
2,000,000 Asian Development Bank 1 .750 09/19/29 1,771,001
3,500,000 Asian Development Bank 1 .875 01/24/30 3,090,392
1,000,000 (a) Asian Development Bank 0 .750 10/08/30 811,002
3,000,000 Asian Development Bank 1 .500 03/04/31 2,507,873
500,000 Asian Development Bank 3 .125 04/27/32 454,357
2,400,000 Asian Development Bank 3 .875 09/28/32 2,284,843
2,000,000 (a) Asian Development Bank 4 .000 01/12/33 1,914,526
1,000,000 Asian Development Bank 3 .875 06/14/33 946,129
3,000,000 Asian Development Bank 4 .125 01/12/34 2,876,430
3,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 2,876,310
2,000,000 (a) Asian Infrastructure Investment Bank 4 .875 09/14/26 2,017,971
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 1,967,112
2,000,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 1,979,157
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 988,709
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 3,864,879
1,000,000 Canada Government International Bond 0 .750 05/19/26 952,534
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,551,617
5,000,000 (a) Canada Government International Bond 4 .625 04/30/29 5,042,180
600,000 Chile Government International Bond 2 .750 01/31/27 571,333
1,000,000 Chile Government International Bond 4 .850 01/22/29 988,788
3,500,000 Chile Government International Bond 2 .550 01/27/32 2,928,101
1,000,000 Chile Government International Bond 2 .550 07/27/33 804,843
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,236,469
5,408,529 Chile Government International Bond 4 .950 01/05/36 5,115,404
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,212,947
1,000,000 Chile Government International Bond 4 .340 03/07/42 837,390
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,799,520
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,015,193
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,386,025
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,470,934
750,000 Chile Government International Bond 3 .250 09/21/71 441,452
1,000,000 Corp Andina de Fomento 1 .625 09/23/25 978,130
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,004,050
1,000,000 Corp Andina de Fomento 4 .750 04/01/26 999,833
1,000,000 Corp Andina de Fomento 6 .000 04/26/27 1,026,401
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,885,182
1,000,000 Council Of Europe Development Bank 4 .625 06/11/27 1,005,529
1,500,000 (a) Council Of Europe Development Bank 3 .625 01/26/28 1,465,532
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,895,453
2,000,000 European Bank for Reconstruction & Development 0 .500 01/28/26 1,917,433
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,388,929
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 1,931,889
3,000,000 European Investment Bank 0 .375 12/15/25 2,887,378
3,500,000 European Investment Bank 0 .375 03/26/26 3,334,335
2,760,000 European Investment Bank 0 .750 10/26/26 2,590,222
7,000,000 European Investment Bank 1 .375 03/15/27 6,568,028
2,675,000 (a) European Investment Bank 4 .375 03/19/27 2,676,685
400,000 European Investment Bank 2 .375 05/24/27 381,672
250,000 European Investment Bank 0 .625 10/21/27 225,722
1,310,000 European Investment Bank 3 .250 11/15/27 1,270,964
4,000,000 European Investment Bank 3 .875 03/15/28 3,938,948
4,000,000 European Investment Bank 4 .500 10/16/28 4,014,832
4,550,000 European Investment Bank 4 .000 02/15/29 4,472,976
4,500,000 European Investment Bank 4 .750 06/15/29 4,557,119
550,000 European Investment Bank 1 .625 10/09/29 483,989
1,000,000 European Investment Bank 0 .875 05/17/30 830,115
2,000,000 European Investment Bank 3 .625 07/15/30 1,916,835
2,000,000 European Investment Bank 0 .750 09/23/30 1,626,896

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,500,000 European Investment Bank 1 .250% 02/14/31 $ 2,062,577
3,000,000 European Investment Bank 4 .375 10/10/31 2,962,780
3,660,000 European Investment Bank 3 .750 02/14/33 3,443,663
6,870,000 European Investment Bank 4 .125 02/13/34 6,586,479
1,705,000 European Investment Bank 4 .875 02/15/36 1,717,502
1,000,000 Export Development Canada 4 .375 06/29/26 999,292
1,000,000 Export Development Canada 3 .750 09/07/27 983,931
2,700,000 Export Development Canada 3 .875 02/14/28 2,658,164
3,000,000 Export Development Canada 4 .125 02/13/29 2,959,734
2,500,000 Export Development Canada 4 .750 06/05/34 2,509,302
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 971,800
250,000 Export-Import Bank of Korea 3 .250 11/10/25 246,492
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 956,872
500,000 Export-Import Bank of Korea 2 .625 05/26/26 486,141
500,000 Export-Import Bank of Korea 3 .250 08/12/26 488,921
750,000 Export-Import Bank of Korea 1 .125 12/29/26 700,275
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,001,731
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 943,766
500,000 Export-Import Bank of Korea 2 .375 04/21/27 476,768
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 993,231
1,000,000 Export-Import Bank of Korea 4 .125 10/17/27 989,430
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,508,557
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,514,857
1,000,000 Export-Import Bank of Korea 4 .500 01/11/29 990,209
1,000,000 Export-Import Bank of Korea 4 .000 09/11/29 965,974
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 822,196
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 811,183
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 828,532
485,000 Export-Import Bank of Korea 4 .500 09/15/32 467,731
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,506,564
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,505,693
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 968,665
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 696,350
100,000 Finland Government International Bond 6 .950 02/15/26 102,084
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,385,497
200,000 Hydro-Quebec 8 .500 12/01/29 229,548
1,000,000 Indonesia Government International Bond 4 .150 09/20/27 978,897
750,000 Indonesia Government International Bond 3 .500 01/11/28 716,017
1,500,000 Indonesia Government International Bond 4 .550 01/11/28 1,475,976
900,000 Indonesia Government International Bond 4 .750 02/11/29 888,172
1,000,000 Indonesia Government International Bond 4 .400 03/10/29 973,385
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,161,821
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 895,350
675,000 Indonesia Government International Bond 3 .850 10/15/30 630,078
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,228,102
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,241,338
300,000 Indonesia Government International Bond 3 .550 03/31/32 268,772
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 954,904
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,230,173
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 949,507
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 949,545
875,000 (a) Indonesia Government International Bond 4 .350 01/11/48 733,646
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,093,118
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 741,399
1,000,000 (a) Indonesia Government International Bond 3 .500 02/14/50 715,273
2,000,000 Indonesia Government International Bond 4 .200 10/15/50 1,613,608
485,000 Indonesia Government International Bond 4 .300 03/31/52 394,198
500,000 Indonesia Government International Bond 5 .450 09/20/52 481,934
1,500,000 Indonesia Government International Bond 5 .650 01/11/53 1,481,250
1,000,000 Indonesia Government International Bond 5 .100 02/10/54 920,172
1,000,000 Indonesia Government International Bond 5 .150 09/10/54 923,610
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 618,956

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Indonesia Government International Bond 4 .450% 04/15/70 $ 396,592
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,092,629
4,000,000 Inter-American Development Bank 0 .875 04/20/26 3,824,864
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,451,044
1,500,000 (a) Inter-American Development Bank 2 .000 07/23/26 1,447,163
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,722,119
1,000,000 Inter-American Development Bank 4 .375 02/01/27 999,569
1,000,000 Inter-American Development Bank 2 .375 07/07/27 952,603
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,811,753
3,000,000 Inter-American Development Bank 4 .000 01/12/28 2,966,734
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,577,617
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,913,262
4,000,000 Inter-American Development Bank 4 .125 02/15/29 3,951,035
3,000,000 (a) Inter-American Development Bank 2 .250 06/18/29 2,733,675
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,918,159
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,458,327
2,000,000 Inter-American Development Bank 4 .500 09/13/33 1,974,215
5,000,000 Inter-American Development Bank 4 .375 07/17/34 4,873,383
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,136,852
300,000 Inter-American Development Bank 4 .375 01/24/44 274,204
750,000 Inter-American Investment Corp 4 .750 09/19/28 756,397
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 5,327,091
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 494,213
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,639,996
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,805,726
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,942,845
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 5,032,447
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,787,110
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,767,701
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 5,835,903
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,142,340
10,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 10,713,158
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,442,544
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,113,654
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,135,318
5,000,000 (a) International Bank for Reconstruction & Development 2 .500 03/29/32 4,355,805
1,000,000 International Bank for Reconstruction & Development 4 .750 11/14/33 1,003,856
834,000 (a) International Bank for Reconstruction & Development 4 .750 02/15/35 833,463
715,000 International Finance Corp 4 .375 01/15/27 714,565
1,500,000 International Finance Corp 4 .500 07/13/28 1,506,138
2,500,000 (a) International Finance Corp 4 .250 07/02/29 2,478,763
5,000,000 International Finance Corp 0 .750 08/27/30 4,072,448
1,000,000 (a) Israel Government International Bond 2 .875 03/16/26 975,753
975,000 Israel Government International Bond 3 .250 01/17/28 921,372
3,000,000 Israel Government International Bond 5 .375 03/12/29 2,990,694
600,000 Israel Government International Bond 2 .750 07/03/30 521,100
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,757,309
1,500,000 (a) Israel Government International Bond 5 .500 03/12/34 1,463,415
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,246,654
200,000 Israel Government International Bond 4 .125 01/17/48 151,600
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,329,302
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,271,655
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,828,878
300,000 Israel Government International Bond 4 .500 04/03/20 208,950
500,000 Japan Bank for International Cooperation 2 .125 02/10/25 498,738
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,640,606
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 388,975
1,000,000 Japan Bank for International Cooperation 4 .250 04/27/26 995,754
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,440,956
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 961,691
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 719,618
1,125,000 Japan Bank for International Cooperation 4 .625 07/22/27 1,126,478

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 300,000 Japan Bank for International Cooperation 2 .750% 11/16/27 $ 285,573
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,002,090
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,012,223
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 722,269
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,810,371
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 886,469
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,228,102
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,176,534
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,534,250
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 985,199
350,000 Japan International Cooperation Agency 2 .125 10/20/26 335,360
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,840,999
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 981,196
700,000 Japan International Cooperation Agency 3 .375 06/12/28 672,984
2,000,000 Japan International Cooperation Agency 4 .750 05/21/29 2,003,811
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,637,042
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,252,822
200,000 Korea Development Bank 3 .375 09/16/25 197,949
400,000 Korea Development Bank 3 .000 01/13/26 393,136
1,000,000 Korea Development Bank 0 .800 04/27/26 950,486
1,000,000 Korea Development Bank 0 .800 07/19/26 942,839
1,000,000 Korea Development Bank 1 .000 09/09/26 940,889
250,000 Korea Development Bank 2 .000 09/12/26 239,159
1,000,000 Korea Development Bank 2 .250 02/24/27 953,484
2,000,000 Korea Development Bank 4 .125 10/16/27 1,974,105
1,000,000 Korea Development Bank 5 .375 10/23/28 1,020,058
2,000,000 Korea Development Bank 4 .500 02/15/29 1,977,163
1,000,000 Korea Development Bank 1 .625 01/19/31 821,985
1,000,000 Korea Development Bank 5 .625 10/23/33 1,035,936
1,500,000 Korea International Bond 2 .750 01/19/27 1,448,100
2,500,000 Korea International Bond 4 .500 07/03/29 2,486,377
1,400,000 (a) Korea International Bond 4 .125 06/10/44 1,210,174
500,000 Korea International Bond 3 .875 09/20/48 406,361
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,987,282
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 4,328,842
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 3,043,224
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,908,282
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,400,754
7,750,000 (a) Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,399,618
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 1,967,724
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 887,459
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 4,076,187
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 499,676
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 960,400
3,000,000 (a) Landwirtschaftliche Rentenbank 3 .875 09/28/27 2,961,117
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 118,717
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,277,798
1,125,000 Mexico Government International Bond 5 .400 02/09/28 1,112,648
4,000,000 Mexico Government International Bond 5 .000 05/07/29 3,858,057
15,464,000 Mexico Government International Bond 2 .659 05/24/31 12,546,540
10,635,000 Mexico Government International Bond 4 .875 05/19/33 9,518,392
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,591,031
1,000,000 Mexico Government International Bond 6 .350 02/09/35 976,749
5,150,000 Mexico Government International Bond 6 .000 05/07/36 4,846,316
1,000,000 Mexico Government International Bond 5 .000 04/27/51 750,465
14,196,000 Mexico Government International Bond 6 .338 05/04/53 12,631,824
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,305,877
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,661,616
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,649,575
950,000 Mexico Government International Bond 5 .750 10/12/10 727,083
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,944,051
1,200,000 Nordic Investment Bank 5 .000 10/15/25 1,204,289

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Nordic Investment Bank 0 .500% 01/21/26 $ 1,437,378
1,000,000 (a) Nordic Investment Bank 3 .375 09/08/27 973,606
3,000,000 Nordic Investment Bank 4 .250 02/28/29 2,973,749
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,819,340
1,000,000 Panama Government International Bond 3 .750 03/16/25 991,000
300,000 Panama Government International Bond 7 .125 01/29/26 303,900
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,843,061
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,210,330
1,000,000 Panama Government International Bond 7 .500 03/01/31 1,013,094
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,745,472
2,500,000 Panama Government International Bond 3 .298 01/19/33 1,878,475
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,267,118
692,000 Panama Government International Bond 6 .700 01/26/36 641,119
1,000,000 Panama Government International Bond 6 .875 01/31/36 937,930
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,002,403
750,000 Panama Government International Bond 4 .500 05/15/47 480,845
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,386,553
1,450,000 Panama Government International Bond 4 .300 04/29/53 847,709
1,500,000 Panama Government International Bond 6 .853 03/28/54 1,277,719
1,500,000 Panama Government International Bond 4 .500 04/01/56 881,898
1,000,000 Panama Government International Bond 7 .875 03/01/57 963,897
3,500,000 Panama Government International Bond 3 .870 07/23/60 1,825,920
1,250,000 Panama Government International Bond 4 .500 01/19/63 731,241
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,394,950
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,131,250
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,133,250
990,000 Peruvian Government International Bond 3 .000 01/15/34 794,475
415,000 Peruvian Government International Bond 5 .375 02/08/35 398,473
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,145,100
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 720,000
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,730,675
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,335,600
2,520,000 Peruvian Government International Bond 5 .875 08/08/54 2,401,157
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 788,100
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 912,450
1,000,000 (a) Peruvian Government International Bond 3 .230 07/28/21 524,500
1,000,000 Philippine Government International Bond 3 .229 03/29/27 964,997
1,000,000 Philippine Government International Bond 5 .170 10/13/27 1,005,691
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,087,481
2,000,000 Philippine Government International Bond 4 .625 07/17/28 1,970,259
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,213,387
1,000,000 Philippine Government International Bond 4 .375 03/05/30 967,399
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,314,811
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,613,327
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,610,295
1,000,000 Philippine Government International Bond 3 .556 09/29/32 890,155
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,018,378
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,468,495
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,484,327
1,000,000 Philippine Government International Bond 4 .750 03/05/35 951,947
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,396,149
300,000 Philippine Government International Bond 3 .700 03/01/41 238,809
3,793,000 Philippine Government International Bond 3 .700 02/02/42 2,978,795
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,003,898
1,500,000 Philippine Government International Bond 2 .650 12/10/45 951,155
325,000 Philippine Government International Bond 4 .200 03/29/47 261,448
1,000,000 (a) Philippine Government International Bond 5 .950 10/13/47 1,035,733
1,000,000 (a) Philippine Government International Bond 5 .500 01/17/48 977,144
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,477,952
1,000,000 Philippine Government International Bond 5 .175 09/05/49 931,094
925,000 Province of Alberta Canada 3 .300 03/15/28 892,162
1,000,000 Province of Alberta Canada 4 .500 06/26/29 995,339

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,000,000 Province of Alberta Canada 1 .300% 07/22/30 $ 1,670,490
1,000,000 Province of Alberta Canada 4 .500 01/24/34 966,517
850,000 Province of British Columbia Canada 2 .250 06/02/26 824,304
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,421,606
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,009,746
5,000,000 Province of British Columbia Canada 4 .900 04/24/29 5,052,322
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,227,480
850,000 Province of British Columbia Canada 4 .200 07/06/33 807,696
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 2,950,727
500,000 Province of Manitoba Canada 2 .125 06/22/26 483,187
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,342,920
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 955,089
1,500,000 Province of Manitoba Canada 4 .900 05/31/34 1,491,993
500,000 Province of New Brunswick Canada 3 .625 02/24/28 484,879
2,000,000 Province of Ontario Canada 0 .625 01/21/26 1,920,822
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,436,709
1,000,000 Province of Ontario Canada 2 .500 04/27/26 975,015
1,000,000 Province of Ontario Canada 2 .300 06/15/26 970,117
1,000,000 Province of Ontario Canada 3 .100 05/19/27 969,374
1,000,000 Province of Ontario Canada 1 .050 05/21/27 923,627
1,000,000 Province of Ontario Canada 4 .200 01/18/29 985,287
1,500,000 Province of Ontario Canada 3 .700 09/17/29 1,443,387
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,780,287
1,000,000 Province of Ontario Canada 1 .125 10/07/30 821,858
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,495,877
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,239,746
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,518,797
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,012,588
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,413,220
500,000 Province of Quebec Canada 2 .750 04/12/27 481,727
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,916,696
1,000,000 Province of Quebec Canada 4 .500 04/03/29 995,738
201,000 Province of Quebec Canada 7 .500 09/15/29 225,177
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,263,425
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,531,795
2,000,000 Province of Quebec Canada 4 .500 09/08/33 1,942,502
1,000,000 Province of Quebec Canada 4 .250 09/05/34 945,508
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 971,630
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,357,653
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,565,888
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,419,637
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,562,000
2,725,000 Republic of Poland Government International Bond 3 .250 04/06/26 2,677,312
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,528,462
3,000,000 Republic of Poland Government International Bond 4 .625 03/18/29 2,965,686
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 867,000
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 1,921,144
2,900,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,808,621
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 970,092
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 3,818,585
2,000,000 (a) State of Israel 2 .500 01/15/30 1,735,984
2,250,000 Svensk Exportkredit AB 4 .625 11/28/25 2,251,669
1,000,000 Svensk Exportkredit AB 4 .875 09/14/26 1,006,610
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 2,948,371
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,484,423
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 987,991
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,011,040
1,122,886 Uruguay Government International Bond 4 .375 01/23/31 1,088,075
5,957,660 Uruguay Government International Bond 5 .750 10/28/34 6,113,188
500,000 Uruguay Government International Bond 4 .125 11/20/45 416,598
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,892,484

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,425,000 Uruguay Government International Bond 4 .975% 04/20/55 $ 2,143,161
TOTAL FOREIGN GOVERNMENT BONDS 719,433,551
MORTGAGE BACKED - 24.9%
61,286,429 Fannie Mae 2 .000 02/01/52 47,853,203
72 Fannie Mae Pool 4 .500 02/01/25 72
21 Fannie Mae Pool 4 .500 03/01/25 21
657 Fannie Mae Pool 4 .500 03/01/25 654
458 Fannie Mae Pool 5 .000 03/01/25 457
560 Fannie Mae Pool 4 .500 04/01/25 559
1,191 Fannie Mae Pool 4 .500 04/01/25 1,187
8,414 Fannie Mae Pool 4 .000 05/01/25 8,380
4,243 Fannie Mae Pool 4 .000 06/01/25 4,224
1,416 Fannie Mae Pool 4 .500 06/01/25 1,413
1,689 Fannie Mae Pool 4 .000 08/01/25 1,681
668 Fannie Mae Pool 5 .500 08/01/25 664
4,957 Fannie Mae Pool 3 .500 09/01/25 4,923
675 Fannie Mae Pool 4 .000 09/01/25 672
14,584 Fannie Mae Pool 3 .500 10/01/25 14,487
16,929 Fannie Mae Pool 3 .500 10/01/25 16,806
5,449 Fannie Mae Pool 5 .000 10/01/25 5,431
11,576 Fannie Mae Pool 4 .000 11/01/25 11,510
16,643 Fannie Mae Pool 3 .500 12/01/25 16,519
16,104 Fannie Mae Pool 3 .500 02/01/26 15,964
73,734 Fannie Mae Pool 3 .500 02/01/26 73,091
5,200 Fannie Mae Pool 4 .000 03/01/26 5,170
17,472 Fannie Mae Pool 4 .000 06/01/26 17,337
14,393 Fannie Mae Pool 3 .500 08/01/26 14,266
14,623 Fannie Mae Pool 3 .500 09/01/26 14,474
6,783 Fannie Mae Pool 4 .000 09/01/26 6,743
27,782 Fannie Mae Pool 3 .500 10/01/26 27,499
590 Fannie Mae Pool 6 .000 10/01/26 593
36,468 Fannie Mae Pool 3 .000 11/01/26 35,930
35,959 Fannie Mae Pool 3 .000 12/01/26 35,429
97,187 Fannie Mae Pool 3 .000 01/01/27 95,711
20,003 Fannie Mae Pool 4 .000 01/01/27 19,838
83,040 Fannie Mae Pool 3 .500 02/01/27 81,986
152,539 Fannie Mae Pool 3 .000 04/01/27 149,993
87,059 Fannie Mae Pool 3 .000 04/01/27 85,607
55,616 Fannie Mae Pool 3 .500 05/01/27 54,952
71,221 Fannie Mae Pool 2 .500 06/01/27 69,629
219,876 Fannie Mae Pool 3 .000 06/01/27 215,843
74,893 Fannie Mae Pool 2 .500 07/01/27 73,218
178,909 Fannie Mae Pool 2 .500 09/01/27 174,650
1,843 Fannie Mae Pool 5 .500 09/01/27 1,840
275,961 Fannie Mae Pool 2 .500 10/01/27 269,191
187,475 Fannie Mae Pool 3 .000 11/01/27 183,936
368 Fannie Mae Pool 5 .500 01/01/28 370
767,922 Fannie Mae Pool 2 .500 02/01/28 746,991
640,732 Fannie Mae Pool 2 .500 02/01/28 623,145
315 Fannie Mae Pool 5 .000 02/01/28 316
493,323 Fannie Mae Pool 2 .500 04/01/28 479,422
723,880 Fannie Mae Pool 2 .500 04/01/28 703,485
1,981 Fannie Mae Pool 5 .500 06/01/28 1,999
207,903 Fannie Mae Pool 2 .500 07/01/28 201,450
447,164 Fannie Mae Pool 2 .500 08/01/28 433,279
546,631 Fannie Mae Pool 3 .000 10/01/28 530,852
341 Fannie Mae Pool 5 .500 11/01/28 344
2 Fannie Mae Pool 7 .500 01/01/29 2
802,474 Fannie Mae Pool 3 .000 03/01/29 779,045
2,703 Fannie Mae Pool 4 .000 03/01/29 2,662
2,869,128 Fannie Mae Pool 3 .000 04/01/29 2,785,842
11,039 Fannie Mae Pool 4 .500 04/01/29 10,960

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,445 Fannie Mae Pool 4 .000% 05/01/29 $ 7,336
4,466 Fannie Mae Pool 4 .500 06/01/29 4,436
1,521 Fannie Mae Pool 4 .000 07/01/29 1,497
29,344 Fannie Mae Pool 4 .500 08/01/29 29,134
3,402,163 Fannie Mae Pool 3 .500 09/01/29 3,336,355
5,850 Fannie Mae Pool 4 .500 09/01/29 5,795
5,042 Fannie Mae Pool 4 .500 11/01/29 4,984
1,856 Fannie Mae Pool 4 .500 01/01/30 1,843
473,117 Fannie Mae Pool 2 .500 02/01/30 451,499
3,985 Fannie Mae Pool 4 .000 03/01/30 3,916
1,742 Fannie Mae Pool 4 .500 05/01/30 1,729
2,618 Fannie Mae Pool 4 .500 06/01/30 2,598
1,168,258 Fannie Mae Pool 3 .000 07/01/30 1,125,273
24,691 Fannie Mae Pool 4 .500 08/01/30 24,407
5,403 Fannie Mae Pool 4 .000 09/01/30 5,307
29,266 Fannie Mae Pool 4 .000 10/01/30 28,865
311,477 Fannie Mae Pool 4 .000 11/01/30 305,746
52,308 Fannie Mae Pool 4 .000 11/01/30 51,327
11,755 Fannie Mae Pool 4 .500 12/01/30 11,674
1,197,726 Fannie Mae Pool 3 .000 02/01/31 1,149,741
18,016 Fannie Mae Pool 3 .500 02/01/31 17,480
19,507 Fannie Mae Pool 4 .000 02/01/31 19,125
212 Fannie Mae Pool 7 .500 03/01/31 218
1,336,034 Fannie Mae Pool 2 .500 04/01/31 1,265,191
54,230 Fannie Mae Pool 3 .500 04/01/31 52,473
6,365 Fannie Mae Pool 4 .000 04/01/31 6,245
1,312,035 Fannie Mae Pool 3 .000 05/01/31 1,258,271
574 Fannie Mae Pool 6 .000 05/01/31 592
1,532,414 Fannie Mae Pool 2 .500 06/01/31 1,450,396
330,095 Fannie Mae Pool 4 .500 07/01/31 325,749
35,091 Fannie Mae Pool 4 .500 07/01/31 34,828
208,128 Fannie Mae Pool 4 .000 08/01/31 203,661
2,025,333 Fannie Mae Pool 2 .500 09/01/31 1,912,924
1,009,272 Fannie Mae Pool 3 .000 09/01/31 967,358
12,442 Fannie Mae Pool 4 .000 09/01/31 12,173
124 Fannie Mae Pool 6 .500 09/01/31 127
7,620 Fannie Mae Pool 6 .000 11/01/31 7,810
1,109 Fannie Mae Pool 6 .500 11/01/31 1,135
2,215,503 Fannie Mae Pool 2 .500 12/01/31 2,090,586
369,750 Fannie Mae Pool 3 .500 01/01/32 356,518
2,450 Fannie Mae Pool 6 .000 01/01/32 2,513
150,689 Fannie Mae Pool 3 .500 02/01/32 145,268
1,640 Fannie Mae Pool 6 .000 02/01/32 1,698
1,382,526 Fannie Mae Pool 3 .000 03/01/32 1,318,385
7,153 Fannie Mae Pool 6 .500 04/01/32 7,390
4,819,441 Fannie Mae Pool 3 .000 06/01/32 4,600,363
14,909 Fannie Mae Pool 6 .500 07/01/32 15,418
2,785 Fannie Mae Pool 6 .500 08/01/32 2,853
180,242 Fannie Mae Pool 3 .000 09/01/32 169,848
2,780 Fannie Mae Pool 7 .500 09/01/32 2,770
536,613 Fannie Mae Pool 3 .000 10/01/32 505,349
18,570 Fannie Mae Pool 5 .500 10/01/32 18,525
4,117 Fannie Mae Pool 6 .000 11/01/32 4,165
3,235,632 Fannie Mae Pool 3 .000 12/01/32 3,058,268
4,832 Fannie Mae Pool 5 .500 12/01/32 4,944
216 Fannie Mae Pool 5 .500 12/01/32 219
7,422 Fannie Mae Pool 6 .000 12/01/32 7,495
33,215 Fannie Mae Pool 5 .500 01/01/33 33,609
88,899 Fannie Mae Pool 6 .000 01/01/33 90,638
34,832 Fannie Mae Pool 5 .000 02/01/33 34,576
844 Fannie Mae Pool 5 .000 02/01/33 849
402,073 Fannie Mae Pool 3 .000 04/01/33 379,160

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 456,613 Fannie Mae Pool 3 .500% 04/01/33 $ 436,867
1,829 Fannie Mae Pool 6 .000 04/01/33 1,877
2,161,183 Fannie Mae Pool 3 .500 05/01/33 2,086,927
235,091 Fannie Mae Pool 5 .500 05/01/33 236,973
13,460 Fannie Mae Pool 5 .000 06/01/33 13,406
24,709 Fannie Mae Pool 5 .500 06/01/33 24,867
3,351 Fannie Mae Pool 4 .500 07/01/33 3,216
19,532 Fannie Mae Pool 5 .000 07/01/33 19,390
21,621 Fannie Mae Pool 4 .500 08/01/33 20,985
2,869 Fannie Mae Pool 4 .500 08/01/33 2,754
5,670 Fannie Mae Pool 5 .000 08/01/33 5,624
17,727 Fannie Mae Pool 5 .500 09/01/33 17,649
21,729 Fannie Mae Pool 5 .500 09/01/33 21,762
4,677 Fannie Mae Pool 6 .000 09/01/33 4,811
36,606 Fannie Mae Pool 4 .500 10/01/33 35,891
7,712 Fannie Mae Pool 5 .000 10/01/33 7,649
2,778 Fannie Mae Pool 5 .000 10/01/33 2,727
126,300 Fannie Mae Pool 5 .500 10/01/33 127,202
31,151 Fannie Mae Pool 5 .500 10/01/33 31,013
2,082 Fannie Mae Pool 4 .500 11/01/33 2,011
7,309 Fannie Mae Pool 5 .000 11/01/33 7,276
522,949 Fannie Mae Pool 5 .000 11/01/33 519,816
58,458 Fannie Mae Pool 5 .000 12/01/33 58,122
88,192 Fannie Mae Pool 5 .500 12/01/33 88,197
775,794 Fannie Mae Pool 3 .000 01/01/34 725,259
23,058 Fannie Mae Pool 5 .000 02/01/34 22,941
101,611 Fannie Mae Pool 6 .000 02/01/34 104,181
2,341 Fannie Mae Pool 5 .000 03/01/34 2,327
2,983 Fannie Mae Pool 5 .000 03/01/34 2,959
5,833 Fannie Mae Pool 5 .000 03/01/34 5,803
138,298 Fannie Mae Pool 5 .000 03/01/34 137,582
6,899 Fannie Mae Pool 5 .000 03/01/34 6,863
2,050 Fannie Mae Pool 5 .000 03/01/34 2,038
19,888 Fannie Mae Pool 5 .000 04/01/34 19,724
21,553 Fannie Mae Pool 5 .500 04/01/34 21,740
8,287 Fannie Mae Pool 4 .500 05/01/34 8,004
2,481 Fannie Mae Pool 4 .500 05/01/34 2,396
5,020 Fannie Mae Pool 5 .500 07/01/34 5,054
7,562 Fannie Mae Pool 5 .500 07/01/34 7,614
6,972 Fannie Mae Pool 7 .000 07/01/34 7,225
57,454 Fannie Mae Pool 5 .000 08/01/34 56,985
6,202 Fannie Mae Pool 5 .000 08/01/34 6,152
33,420 Fannie Mae Pool 6 .000 08/01/34 34,317
5,794 Fannie Mae Pool 6 .000 08/01/34 5,916
6,240,744 Fannie Mae Pool 3 .500 09/01/34 5,942,786
122,095 Fannie Mae Pool 5 .500 09/01/34 122,933
4,589,306 Fannie Mae Pool 2 .500 11/01/34 4,213,750
1,084 Fannie Mae Pool 5 .500 11/01/34 1,094
7,295 Fannie Mae Pool 6 .000 11/01/34 7,394
6,776,537 Fannie Mae Pool 2 .500 12/01/34 6,203,137
9,732,892 Fannie Mae Pool 3 .000 12/01/34 9,142,584
1,801 Fannie Mae Pool 5 .000 12/01/34 1,786
1,126 Fannie Mae Pool 5 .500 12/01/34 1,135
5,688 Fannie Mae Pool 6 .000 12/01/34 5,801
167,140 Fannie Mae Pool 4 .500 01/01/35 163,622
17,346 Fannie Mae Pool 5 .500 01/01/35 17,522
4,936,794 Fannie Mae Pool 3 .500 02/01/35 4,713,042
359,369 Fannie Mae Pool 5 .500 02/01/35 361,831
15,944 Fannie Mae Pool 5 .500 02/01/35 16,079
4,392,645 Fannie Mae Pool 2 .500 03/01/35 4,025,426
58,149 Fannie Mae Pool 5 .500 04/01/35 58,548
15,333 Fannie Mae Pool 6 .000 04/01/35 15,819

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,658 Fannie Mae Pool 6 .000% 04/01/35 $ 15,057
5,560,103 Fannie Mae Pool 2 .500 05/01/35 5,071,188
4,813,221 Fannie Mae Pool 3 .000 05/01/35 4,503,144
20,793 Fannie Mae Pool 6 .000 05/01/35 21,445
5,863 Fannie Mae Pool 5 .000 06/01/35 5,815
18,104 Fannie Mae Pool 5 .000 07/01/35 17,941
918 (d) Fannie Mae Pool, (LIBOR 12 M + 1.570%) 7 .320 07/01/35 933
2,038,433 Fannie Mae Pool 2 .500 08/01/35 1,862,929
1,620,895 Fannie Mae Pool 3 .000 08/01/35 1,497,301
36,262 Fannie Mae Pool 4 .500 08/01/35 35,029
36,117 Fannie Mae Pool 5 .000 08/01/35 35,822
26,918 Fannie Mae Pool 5 .000 08/01/35 26,700
1,529 Fannie Mae Pool 4 .500 09/01/35 1,498
1,308 Fannie Mae Pool 4 .500 09/01/35 1,264
4,553 Fannie Mae Pool 5 .500 09/01/35 4,590
5,753,145 Fannie Mae Pool 2 .500 10/01/35 5,226,032
16,523 Fannie Mae Pool 5 .000 10/01/35 16,396
44,234 Fannie Mae Pool 5 .500 10/01/35 44,537
13,559,029 Fannie Mae Pool 1 .500 11/01/35 11,715,314
12,386,890 Fannie Mae Pool 2 .000 11/01/35 11,027,709
6,150,021 Fannie Mae Pool 2 .500 11/01/35 5,592,628
37,518 Fannie Mae Pool 5 .500 11/01/35 37,960
5,022,772 Fannie Mae Pool 2 .000 12/01/35 4,462,194
17,933,878 Fannie Mae Pool 1 .500 01/01/36 15,472,876
2,073,659 Fannie Mae Pool 3 .500 01/01/36 1,966,795
127,289 Fannie Mae Pool 5 .000 02/01/36 126,340
10,417 (d) Fannie Mae Pool, (LIBOR 12 M + 1.535%) 5 .985 02/01/36 10,519
12,396,432 Fannie Mae Pool 1 .500 03/01/36 10,694,797
59,966,255 Fannie Mae Pool 2 .000 03/01/36 53,162,720
53,250 Fannie Mae Pool 6 .000 03/01/36 55,214
10,464,676 Fannie Mae Pool 1 .500 04/01/36 9,028,140
6,803,007 Fannie Mae Pool 1 .000 05/01/36 5,715,871
19,639,674 Fannie Mae Pool 1 .500 05/01/36 16,894,917
12,593,353 Fannie Mae Pool 2 .000 05/01/36 11,164,317
667,037 Fannie Mae Pool 3 .500 05/01/36 630,657
685 Fannie Mae Pool 5 .000 05/01/36 680
92,161 Fannie Mae Pool 6 .000 06/01/36 95,268
12,855,402 Fannie Mae Pool 2 .000 07/01/36 11,396,434
3,595 Fannie Mae Pool 6 .000 07/01/36 3,644
8,363 Fannie Mae Pool 6 .500 07/01/36 8,606
3,193 (d) Fannie Mae Pool, (LIBOR 12 M + 1.632%) 7 .382 07/01/36 3,234
3,245,195 Fannie Mae Pool 1 .500 08/01/36 2,791,586
5,244,797 Fannie Mae Pool 3 .000 08/01/36 4,853,596
44,100 Fannie Mae Pool 5 .500 08/01/36 44,105
52,321 Fannie Mae Pool 6 .500 08/01/36 53,474
10,563,812 Fannie Mae Pool 1 .500 09/01/36 9,061,102
15,547,786 Fannie Mae Pool 2 .000 09/01/36 13,770,810
12,523,812 Fannie Mae Pool 2 .500 09/01/36 11,391,693
839,019 Fannie Mae Pool 3 .000 09/01/36 775,920
4,413 Fannie Mae Pool 5 .500 09/01/36 4,447
1,572 Fannie Mae Pool 6 .500 09/01/36 1,643
6,187 Fannie Mae Pool 6 .500 09/01/36 6,436
8,069 Fannie Mae Pool 6 .000 10/01/36 8,366
21,870,241 Fannie Mae Pool 1 .500 11/01/36 18,866,760
18,619,980 Fannie Mae Pool 2 .000 11/01/36 16,460,401
1,889,334 Fannie Mae Pool 3 .000 11/01/36 1,744,496
3,733 Fannie Mae Pool 6 .500 11/01/36 3,883
5,076,780 Fannie Mae Pool 2 .000 12/01/36 4,491,060
24,778 Fannie Mae Pool 6 .000 12/01/36 25,688
9,268,005 Fannie Mae Pool 1 .500 01/01/37 7,955,063
8,861,713 Fannie Mae Pool 2 .000 01/01/37 7,839,241
9,292 Fannie Mae Pool 5 .500 01/01/37 9,377

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,724 (d) Fannie Mae Pool, (LIBOR 12 M + 1.727%) 6 .161% 01/01/37 $ 4,794
3,777,799 Fannie Mae Pool 1 .500 02/01/37 3,239,883
5,614,223 Fannie Mae Pool 2 .000 02/01/37 4,965,942
70,158 Fannie Mae Pool 5 .500 02/01/37 70,841
4,320 Fannie Mae Pool 6 .000 02/01/37 4,478
9,894 Fannie Mae Pool 7 .000 02/01/37 10,411
319 (d) Fannie Mae Pool, (LIBOR 6 M + 1.460%) 7 .085 02/01/37 324
29,241,412 Fannie Mae Pool 2 .000 03/01/37 25,832,944
727 Fannie Mae Pool 5 .000 03/01/37 724
1,637 (d) Fannie Mae Pool, (LIBOR 12 M + 1.875%) 6 .375 03/01/37 1,662
24,019 Fannie Mae Pool 6 .500 03/01/37 24,955
37,757 Fannie Mae Pool 6 .500 03/01/37 39,454
19,542,933 Fannie Mae Pool 2 .000 04/01/37 17,261,891
2,205,607 Fannie Mae Pool 2 .500 04/01/37 2,003,183
16,585 Fannie Mae Pool 7 .000 04/01/37 17,185
10,159,094 Fannie Mae Pool 1 .500 05/01/37 8,714,648
30,788 Fannie Mae Pool 5 .000 05/01/37 30,679
5,721 Fannie Mae Pool 5 .500 06/01/37 5,753
5,049 (d) Fannie Mae Pool, (LIBOR 12 M + 1.782%) 7 .394 06/01/37 5,167
6,967,080 Fannie Mae Pool 2 .500 08/01/37 6,328,790
3,800,962 Fannie Mae Pool 3 .000 08/01/37 3,536,986
6,677 Fannie Mae Pool 5 .500 08/01/37 6,750
2,534 Fannie Mae Pool 6 .000 08/01/37 2,617
12,389 Fannie Mae Pool 5 .500 09/01/37 12,486
20,685 Fannie Mae Pool 6 .000 09/01/37 21,201
14,897 Fannie Mae Pool 6 .000 09/01/37 15,413
58,190 Fannie Mae Pool 6 .000 09/01/37 60,152
10,879 Fannie Mae Pool 6 .000 09/01/37 11,159
42,360 Fannie Mae Pool 6 .000 09/01/37 43,789
5,451 Fannie Mae Pool 6 .500 09/01/37 5,611
3,584 Fannie Mae Pool 6 .500 09/01/37 3,688
3,547 Fannie Mae Pool 6 .500 10/01/37 3,673
5,170 (d) Fannie Mae Pool, (DGS1 + 2.275%) 7 .275 10/01/37 5,314
5,484,745 Fannie Mae Pool 3 .000 11/01/37 5,103,757
5,220,087 Fannie Mae Pool 3 .500 11/01/37 4,900,960
3,856,821 Fannie Mae Pool 4 .000 11/01/37 3,706,812
51,330 Fannie Mae Pool 5 .500 11/01/37 51,594
86,075 Fannie Mae Pool 6 .000 11/01/37 89,183
2,291 Fannie Mae Pool 7 .000 11/01/37 2,374
1,709,524 Fannie Mae Pool 3 .000 12/01/37 1,558,910
1,701,020 Fannie Mae Pool 4 .000 01/01/38 1,626,118
425 Fannie Mae Pool 6 .500 01/01/38 437
2,979,124 Fannie Mae Pool 4 .500 02/01/38 2,918,065
2,029,674 Fannie Mae Pool 5 .000 02/01/38 2,022,200
23,143 Fannie Mae Pool 5 .500 02/01/38 23,264
13,616 Fannie Mae Pool 6 .500 02/01/38 14,041
7,076 Fannie Mae Pool 7 .000 02/01/38 7,558
2,463 Fannie Mae Pool 5 .000 03/01/38 2,454
1,275 Fannie Mae Pool 5 .000 03/01/38 1,270
5,797 Fannie Mae Pool 5 .500 03/01/38 5,827
2,001 Fannie Mae Pool 6 .000 03/01/38 2,088
4,313 Fannie Mae Pool 6 .500 03/01/38 4,443
4,302 Fannie Mae Pool 6 .500 03/01/38 4,466
5,831 Fannie Mae Pool 6 .500 03/01/38 5,950
6,578 (d) Fannie Mae Pool, (LIBOR 12 M + 1.770%) 6 .520 03/01/38 6,707
52,948 Fannie Mae Pool 5 .500 04/01/38 53,183
99,652 Fannie Mae Pool 6 .000 04/01/38 102,925
7,777 Fannie Mae Pool 4 .500 05/01/38 7,485
270,258 Fannie Mae Pool 5 .000 05/01/38 268,077
70,864 Fannie Mae Pool 5 .000 05/01/38 69,520
188,048 Fannie Mae Pool 6 .000 06/01/38 194,968
312,670 Fannie Mae Pool 6 .500 06/01/38 322,158

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 69,430 Fannie Mae Pool 6 .000% 07/01/38 $ 71,929
266 (d) Fannie Mae Pool, (LIBOR 12 M + 1.603%) 7 .433 08/01/38 273
212,948 Fannie Mae Pool 6 .000 09/01/38 220,481
540 Fannie Mae Pool 6 .000 10/01/38 548
8,909 (d) Fannie Mae Pool, (LIBOR 12 M + 1.321%) 6 .821 10/01/38 9,039
2,468,606 Fannie Mae Pool 5 .000 11/01/38 2,456,784
2,878 Fannie Mae Pool 5 .500 11/01/38 2,912
4,085,742 Fannie Mae Pool 6 .000 11/01/38 4,154,337
1,183 Fannie Mae Pool 5 .000 12/01/38 1,179
208,431 Fannie Mae Pool 5 .500 12/01/38 210,885
9,005 Fannie Mae Pool 4 .500 01/01/39 8,716
17,172 Fannie Mae Pool 5 .000 01/01/39 16,899
767,123 Fannie Mae Pool 5 .000 01/01/39 761,003
28,481 Fannie Mae Pool 5 .500 01/01/39 28,608
108,988 Fannie Mae Pool 5 .500 01/01/39 109,569
10,652 Fannie Mae Pool 6 .000 01/01/39 10,948
1,054 Fannie Mae Pool 6 .000 01/01/39 1,070
35,421 Fannie Mae Pool 4 .500 02/01/39 34,341
129,147 Fannie Mae Pool 4 .500 02/01/39 125,210
49,911 Fannie Mae Pool 4 .500 02/01/39 48,389
2,525 Fannie Mae Pool 5 .500 02/01/39 2,536
115,833 Fannie Mae Pool 4 .000 04/01/39 109,300
5,668 Fannie Mae Pool 5 .500 04/01/39 5,693
206,174 Fannie Mae Pool 4 .500 05/01/39 199,885
38,860 Fannie Mae Pool 4 .500 05/01/39 37,652
111,788 Fannie Mae Pool 4 .500 06/01/39 108,010
38,404 Fannie Mae Pool 4 .500 06/01/39 37,233
90,602 Fannie Mae Pool 5 .500 06/01/39 91,113
4,095,216 Fannie Mae Pool 5 .500 06/01/39 4,122,827
23,573 Fannie Mae Pool 4 .500 07/01/39 22,855
25,692 Fannie Mae Pool 4 .500 07/01/39 24,909
2,362 Fannie Mae Pool 5 .000 07/01/39 2,353
4,337,343 Fannie Mae Pool 5 .500 07/01/39 4,366,587
1,282 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 7 .710 07/01/39 1,311
396,812 Fannie Mae Pool 4 .000 08/01/39 374,411
71,228 Fannie Mae Pool 4 .000 08/01/39 67,207
6,093 Fannie Mae Pool 4 .500 08/01/39 5,907
267,733 Fannie Mae Pool 4 .500 08/01/39 259,567
78,123 Fannie Mae Pool 4 .500 08/01/39 75,742
288,383 Fannie Mae Pool 5 .000 08/01/39 287,357
2,605 Fannie Mae Pool 5 .000 08/01/39 2,597
5,259 (d) Fannie Mae Pool, (LIBOR 12 M + 1.650%) 7 .400 08/01/39 5,352
2,974 (d) Fannie Mae Pool, (LIBOR 12 M + 1.690%) 7 .440 08/01/39 3,026
152,974 Fannie Mae Pool 4 .000 09/01/39 144,339
16,871 Fannie Mae Pool 5 .000 09/01/39 16,810
3,683,510 Fannie Mae Pool 5 .000 09/01/39 3,665,870
73,490 Fannie Mae Pool 5 .500 09/01/39 73,816
41,747 Fannie Mae Pool 6 .000 09/01/39 43,235
151,674 Fannie Mae Pool 6 .500 10/01/39 158,491
2,941,207 Fannie Mae Pool 4 .500 11/01/39 2,877,250
6,856 Fannie Mae Pool 5 .000 11/01/39 6,831
174,082 Fannie Mae Pool 4 .000 12/01/39 164,252
20,022 Fannie Mae Pool 4 .500 12/01/39 19,411
38,889 Fannie Mae Pool 4 .500 12/01/39 37,703
635,594 Fannie Mae Pool 4 .500 12/01/39 616,208
13,195 Fannie Mae Pool 4 .500 01/01/40 12,792
15,264 Fannie Mae Pool 5 .000 01/01/40 15,210
5,733 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .152 01/01/40 5,927
93,913 Fannie Mae Pool 6 .000 02/01/40 97,069
4,784,847 Fannie Mae Pool 2 .500 03/01/40 4,210,594
127,359 Fannie Mae Pool 4 .500 03/01/40 123,476
55,597 Fannie Mae Pool 4 .500 03/01/40 53,902

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,763 Fannie Mae Pool 5 .000% 03/01/40 $ 5,743
6,174,324 Fannie Mae Pool 2 .500 04/01/40 5,425,355
6,108,561 Fannie Mae Pool 3 .000 04/01/40 5,516,510
5,905 Fannie Mae Pool 4 .500 04/01/40 5,725
208,470 Fannie Mae Pool 5 .000 04/01/40 207,727
141,793 Fannie Mae Pool 5 .000 04/01/40 141,288
4,603 Fannie Mae Pool 4 .500 05/01/40 4,442
19,754 (d) Fannie Mae Pool, (LIBOR 12 M + 1.832%) 6 .368 05/01/40 20,413
3,749 (d) Fannie Mae Pool, (LIBOR 12 M + 1.790%) 7 .165 05/01/40 3,761
12,794 (d) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 7 .210 05/01/40 13,119
5,544,233 Fannie Mae Pool 2 .500 06/01/40 4,865,696
13,104 Fannie Mae Pool 4 .500 07/01/40 12,704
11,678 Fannie Mae Pool 4 .500 07/01/40 11,321
18,392 Fannie Mae Pool 5 .000 07/01/40 18,327
116,212 Fannie Mae Pool 4 .500 08/01/40 112,668
165,310 Fannie Mae Pool 4 .500 08/01/40 160,269
116,541 Fannie Mae Pool 5 .000 08/01/40 116,126
258,277 Fannie Mae Pool 4 .500 09/01/40 250,396
110,008 Fannie Mae Pool 4 .500 09/01/40 106,651
273,223 Fannie Mae Pool 6 .000 09/01/40 283,271
38,577 Fannie Mae Pool 3 .500 10/01/40 35,201
383,687 Fannie Mae Pool 4 .000 10/01/40 362,014
176,518 Fannie Mae Pool 4 .000 10/01/40 166,550
303,760 Fannie Mae Pool 4 .500 10/01/40 294,493
362,210 Fannie Mae Pool 3 .500 11/01/40 330,518
358,631 Fannie Mae Pool 4 .000 11/01/40 338,375
398,637 Fannie Mae Pool 4 .000 11/01/40 376,125
226,728 Fannie Mae Pool 4 .000 11/01/40 213,923
43,962 Fannie Mae Pool 4 .500 11/01/40 42,620
12,278,955 Fannie Mae Pool 2 .000 12/01/40 10,272,446
117,363 Fannie Mae Pool 4 .000 12/01/40 110,735
990,380 Fannie Mae Pool 4 .500 12/01/40 960,174
22,583 (d) Fannie Mae Pool, (LIBOR 12 M + 1.823%) 6 .448 12/01/40 23,072
11,233 Fannie Mae Pool 3 .500 01/01/41 10,250
4,221,652 Fannie Mae Pool 1 .500 02/01/41 3,373,089
10,076,373 Fannie Mae Pool 2 .000 02/01/41 8,416,715
48,623 Fannie Mae Pool 3 .500 02/01/41 44,369
336,108 Fannie Mae Pool 4 .000 02/01/41 317,124
12,479 (d) Fannie Mae Pool, (LIBOR 12 M + 1.826%) 6 .198 02/01/41 12,846
340,516 Fannie Mae Pool 4 .000 03/01/41 321,273
14,333,338 Fannie Mae Pool 2 .000 04/01/41 11,970,265
255,452 Fannie Mae Pool 4 .500 04/01/41 247,660
230,559 Fannie Mae Pool 4 .500 05/01/41 223,523
74,254 Fannie Mae Pool 4 .500 05/01/41 71,988
150,098 Fannie Mae Pool 4 .500 06/01/41 145,518
6,375,873 Fannie Mae Pool 2 .000 07/01/41 5,320,955
209,332 Fannie Mae Pool 4 .500 07/01/41 202,943
26,916 (d) Fannie Mae Pool, (LIBOR 12 M + 1.787%) 7 .438 07/01/41 27,746
11,119,051 Fannie Mae Pool 2 .000 08/01/41 9,265,342
19,693,846 Fannie Mae Pool 1 .500 09/01/41 15,639,173
3,733,956 Fannie Mae Pool 2 .000 09/01/41 3,110,929
454,005 Fannie Mae Pool 4 .000 09/01/41 428,357
299,563 Fannie Mae Pool 4 .500 09/01/41 290,425
118,901 Fannie Mae Pool 5 .500 09/01/41 120,180
11,740,220 Fannie Mae Pool 1 .500 10/01/41 9,310,348
7,531,889 Fannie Mae Pool 2 .000 10/01/41 6,271,647
12,381 (d) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .853 10/01/41 12,545
11,488,011 Fannie Mae Pool 2 .000 11/01/41 9,555,127
197,309 Fannie Mae Pool 3 .500 11/01/41 179,847
162,541 Fannie Mae Pool 3 .500 11/01/41 148,109
7,232,598 Fannie Mae Pool 3 .500 12/01/41 6,590,285
1,174,645 Fannie Mae Pool 3 .500 12/01/41 1,070,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 204,299 Fannie Mae Pool 4 .000% 12/01/41 $ 192,753
54,326 (d) Fannie Mae Pool, (LIBOR 12 M + 1.750%) 6 .818 12/01/41 56,538
11,466,750 Fannie Mae Pool 2 .500 01/01/42 9,766,951
6,262,901 Fannie Mae Pool 2 .000 03/01/42 5,190,646
567,931 Fannie Mae Pool 3 .500 03/01/42 517,485
370,670 Fannie Mae Pool 4 .000 03/01/42 349,731
6,012,840 Fannie Mae Pool 3 .000 04/01/42 5,320,639
1,373,075 Fannie Mae Pool 3 .500 04/01/42 1,251,151
499,402 Fannie Mae Pool 3 .500 04/01/42 455,038
463,989 Fannie Mae Pool 4 .500 04/01/42 449,836
500,633 Fannie Mae Pool 5 .000 04/01/42 498,850
3,694,808 Fannie Mae Pool 2 .500 05/01/42 3,143,636
335,487 Fannie Mae Pool 4 .000 05/01/42 316,539
301,315 Fannie Mae Pool 5 .000 05/01/42 299,746
424,048 Fannie Mae Pool 3 .000 06/01/42 374,137
1,588,589 Fannie Mae Pool 3 .500 06/01/42 1,447,486
1,306,476 Fannie Mae Pool 4 .000 06/01/42 1,227,269
985,799 Fannie Mae Pool 4 .000 06/01/42 926,034
2,323,186 Fannie Mae Pool 3 .500 07/01/42 2,116,870
497,824 Fannie Mae Pool 4 .500 07/01/42 481,098
556,147 Fannie Mae Pool 3 .500 08/01/42 506,775
909,841 Fannie Mae Pool 3 .000 09/01/42 802,802
1,161,604 Fannie Mae Pool 3 .500 09/01/42 1,058,390
5,647,441 Fannie Mae Pool 4 .500 09/01/42 5,475,270
2,113,054 Fannie Mae Pool 3 .000 10/01/42 1,864,368
525,435 Fannie Mae Pool 3 .500 10/01/42 478,543
989,048 Fannie Mae Pool 2 .500 01/01/43 841,151
3,125,055 Fannie Mae Pool 3 .000 01/01/43 2,757,530
3,563,873 Fannie Mae Pool 3 .000 02/01/43 3,144,539
9,782,336 Fannie Mae Pool 3 .000 04/01/43 8,630,625
6,973,198 Fannie Mae Pool 3 .000 04/01/43 6,152,355
819,917 Fannie Mae Pool 3 .000 04/01/43 723,419
2,448,208 Fannie Mae Pool 3 .000 04/01/43 2,160,069
2,313,416 Fannie Mae Pool 3 .000 06/01/43 2,041,086
14,816 (d) Fannie Mae Pool, (LIBOR 12 M + 1.695%) 7 .570 06/01/43 15,184
2,170,351 Fannie Mae Pool 3 .000 07/01/43 1,914,906
1,570,556 Fannie Mae Pool 3 .500 07/01/43 1,428,082
5,458,781 Fannie Mae Pool 3 .500 07/01/43 4,962,436
22,301 (d) Fannie Mae Pool, (LIBOR 12 M + 1.550%) 7 .425 07/01/43 22,734
1,938,604 Fannie Mae Pool 3 .000 08/01/43 1,710,542
1,028,532 Fannie Mae Pool 4 .000 08/01/43 965,301
1,679,833 Fannie Mae Pool 3 .000 09/01/43 1,482,284
1,738,311 Fannie Mae Pool 3 .500 09/01/43 1,580,298
1,716,956 Fannie Mae Pool 3 .500 10/01/43 1,561,166
154,392 Fannie Mae Pool 4 .500 10/01/43 148,341
448,283 Fannie Mae Pool 4 .000 11/01/43 419,057
937,515 Fannie Mae Pool 4 .000 11/01/43 879,863
983,033 Fannie Mae Pool 4 .500 12/01/43 944,502
283,701 Fannie Mae Pool 4 .500 12/01/43 272,641
1,171,353 Fannie Mae Pool 4 .000 01/01/44 1,095,713
14,582,610 Fannie Mae Pool 4 .000 03/01/44 13,685,837
692,210 Fannie Mae Pool 4 .000 05/01/44 645,368
711,158 Fannie Mae Pool 4 .000 07/01/44 663,916
696,885 Fannie Mae Pool 4 .000 07/01/44 650,158
477,310 Fannie Mae Pool 3 .500 09/01/44 430,771
644,186 Fannie Mae Pool 4 .000 09/01/44 599,261
1,628,276 Fannie Mae Pool 3 .500 10/01/44 1,472,039
4,113,130 Fannie Mae Pool 5 .000 11/01/44 4,098,486
621,086 Fannie Mae Pool 4 .000 12/01/44 577,772
5,622,854 Fannie Mae Pool 3 .000 01/01/45 4,961,635
1,674,985 Fannie Mae Pool 3 .000 01/01/45 1,475,898
6,362,140 Fannie Mae Pool 3 .500 01/01/45 5,785,246

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,633,813 Fannie Mae Pool 3 .500% 02/01/45 $ 2,371,558
1,734,505 Fannie Mae Pool 3 .000 04/01/45 1,513,800
2,263,119 Fannie Mae Pool 3 .500 05/01/45 2,036,850
2,688,066 Fannie Mae Pool 3 .500 07/01/45 2,418,013
2,502,316 Fannie Mae Pool 4 .000 07/01/45 2,323,644
8,809,965 Fannie Mae Pool 3 .500 09/01/45 8,027,706
4,076,489 Fannie Mae Pool 3 .000 11/01/45 3,561,967
1,687,000 Fannie Mae Pool 3 .500 11/01/45 1,514,134
5,235,652 Fannie Mae Pool 4 .000 11/01/45 4,861,793
1,370,731 Fannie Mae Pool 3 .500 12/01/45 1,230,266
4,687,171 Fannie Mae Pool 3 .500 12/01/45 4,206,877
2,394,773 Fannie Mae Pool 3 .500 12/01/45 2,149,382
6,701,171 Fannie Mae Pool 3 .500 01/01/46 6,014,481
1,302,679 Fannie Mae Pool 3 .500 02/01/46 1,169,189
3,562,728 Fannie Mae Pool 3 .500 04/01/46 3,208,862
2,089,072 Fannie Mae Pool 4 .500 05/01/46 2,006,799
1,834,143 Fannie Mae Pool 3 .000 06/01/46 1,592,193
2,765,530 Fannie Mae Pool 3 .500 07/01/46 2,482,099
4,797,890 Fannie Mae Pool 3 .500 08/01/46 4,371,878
2,905,134 Fannie Mae Pool 4 .000 08/01/46 2,697,123
2,886,643 Fannie Mae Pool 3 .000 09/01/46 2,489,347
3,559,497 Fannie Mae Pool 3 .000 10/01/46 3,084,941
13,002,829 Fannie Mae Pool 3 .000 11/01/46 11,255,044
1,623,482 Fannie Mae Pool 3 .500 12/01/46 1,457,089
21,991,055 Fannie Mae Pool 3 .000 01/01/47 19,076,458
2,795,514 Fannie Mae Pool 3 .000 02/01/47 2,429,309
1,825,303 Fannie Mae Pool 4 .000 02/01/47 1,693,057
3,965,450 Fannie Mae Pool 3 .000 03/01/47 3,439,863
2,357,608 Fannie Mae Pool 3 .500 03/01/47 2,116,000
526,934 Fannie Mae Pool 4 .000 03/01/47 488,812
416,900 Fannie Mae Pool 4 .500 03/01/47 398,135
3,394,523 Fannie Mae Pool 3 .000 04/01/47 2,964,338
5,466,587 Fannie Mae Pool 3 .000 04/01/47 4,729,368
3,131,583 Fannie Mae Pool 3 .500 04/01/47 2,810,653
1,578,282 Fannie Mae Pool 3 .500 05/01/47 1,416,540
3,107,895 Fannie Mae Pool 3 .500 07/01/47 2,829,998
11,966,084 Fannie Mae Pool 4 .000 07/01/47 11,096,662
2,859,247 Fannie Mae Pool 3 .500 10/01/47 2,566,195
16,053,084 Fannie Mae Pool 3 .500 11/01/47 14,407,770
1,232,662 Fannie Mae Pool 4 .500 11/01/47 1,175,252
1,594,041 Fannie Mae Pool 3 .500 01/01/48 1,430,659
5,717,074 Fannie Mae Pool 4 .000 01/01/48 5,301,639
912,792 Fannie Mae Pool 3 .000 02/01/48 791,310
1,309,465 Fannie Mae Pool 3 .500 02/01/48 1,175,234
9,062,975 Fannie Mae Pool 3 .500 04/01/48 8,133,922
1,821,005 Fannie Mae Pool 4 .000 04/01/48 1,688,696
155,746 Fannie Mae Pool 4 .500 04/01/48 148,661
2,782,267 Fannie Mae Pool 3 .500 06/01/48 2,497,029
4,709,287 Fannie Mae Pool 4 .000 07/01/48 4,367,095
3,051,114 Fannie Mae Pool 4 .500 07/01/48 2,912,298
1,717,427 Fannie Mae Pool 4 .000 08/01/48 1,592,451
1,262,845 Fannie Mae Pool 4 .000 10/01/48 1,170,554
1,716,113 Fannie Mae Pool 4 .500 10/01/48 1,635,104
14,707,323 Fannie Mae Pool 3 .000 11/01/48 12,758,060
3,536,066 Fannie Mae Pool 4 .000 11/01/48 3,274,648
1,193,567 Fannie Mae Pool 4 .500 11/01/48 1,138,643
1,293,835 Fannie Mae Pool 4 .000 12/01/48 1,199,011
1,080,682 Fannie Mae Pool 4 .500 01/01/49 1,028,268
2,872,388 Fannie Mae Pool 4 .500 02/01/49 2,737,403
3,858,626 Fannie Mae Pool 4 .000 04/01/49 3,573,876
3,398,929 Fannie Mae Pool 5 .000 04/01/49 3,357,217
4,193,493 Fannie Mae Pool 3 .500 07/01/49 3,759,747

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 15,124,348 Fannie Mae Pool 3 .500% 08/01/49 $ 13,573,548
2,447,391 Fannie Mae Pool 4 .000 08/01/49 2,266,522
9,294,710 Fannie Mae Pool 3 .000 09/01/49 8,027,597
5,222,480 Fannie Mae Pool 3 .000 12/01/49 4,502,402
11,549,934 Fannie Mae Pool 3 .000 12/01/49 10,011,032
10,150,556 Fannie Mae Pool 3 .000 12/01/49 8,723,024
12,599,027 Fannie Mae Pool 2 .500 01/01/50 10,390,309
19,836,078 Fannie Mae Pool 3 .000 02/01/50 17,110,439
9,326,330 Fannie Mae Pool 3 .500 02/01/50 8,346,803
12,894,739 Fannie Mae Pool 3 .000 03/01/50 11,093,545
11,798,505 Fannie Mae Pool 2 .500 04/01/50 9,718,452
18,508,337 Fannie Mae Pool 3 .000 05/01/50 15,936,287
10,250,875 Fannie Mae Pool 3 .000 06/01/50 8,749,702
7,744,085 Fannie Mae Pool 4 .000 06/01/50 7,172,072
16,955,893 Fannie Mae Pool 2 .500 07/01/50 13,997,371
4,340,533 Fannie Mae Pool 3 .000 08/01/50 3,735,989
9,389,502 Fannie Mae Pool 4 .000 08/01/50 8,680,327
32,983,917 Fannie Mae Pool 2 .500 09/01/50 27,126,941
146,953,313 Fannie Mae Pool 2 .500 10/01/50 120,448,862
18,778,232 Fannie Mae Pool 1 .500 11/01/50 13,897,441
91,237,380 Fannie Mae Pool 2 .000 11/01/50 71,681,048
13,160,819 Fannie Mae Pool 2 .500 11/01/50 10,810,511
53,095,941 Fannie Mae Pool 1 .500 12/01/50 39,333,700
96,886,450 Fannie Mae Pool 2 .000 12/01/50 76,017,656
8,529,408 Fannie Mae Pool 2 .500 12/01/50 7,017,429
73,446,372 Fannie Mae Pool 2 .000 01/01/51 57,339,240
7,782,440 Fannie Mae Pool 1 .500 02/01/51 5,765,503
7,011,621 Fannie Mae Pool 2 .000 02/01/51 5,502,125
86,900,998 Fannie Mae Pool 2 .500 02/01/51 71,579,575
35,698,323 Fannie Mae Pool 1 .500 03/01/51 26,433,137
100,027,248 Fannie Mae Pool 2 .000 03/01/51 78,461,689
20,380,718 Fannie Mae Pool 1 .500 04/01/51 15,118,128
121,303,978 Fannie Mae Pool 2 .000 04/01/51 95,132,489
30,481,606 Fannie Mae Pool 2 .500 04/01/51 25,064,938
80,944,693 Fannie Mae Pool 2 .000 05/01/51 63,468,113
3,023,367 Fannie Mae Pool 3 .500 05/01/51 2,676,151
9,861,818 Fannie Mae Pool 1 .500 06/01/51 7,304,051
74,783,996 Fannie Mae Pool 2 .000 06/01/51 58,613,803
43,729,919 Fannie Mae Pool 2 .500 06/01/51 35,933,882
47,755,754 Fannie Mae Pool 2 .000 07/01/51 37,422,093
139,438,150 Fannie Mae Pool 2 .000 08/01/51 109,133,202
87,775,416 Fannie Mae Pool 2 .500 08/01/51 71,919,687
65,855,066 Fannie Mae Pool 2 .000 09/01/51 51,434,309
38,129,807 Fannie Mae Pool 2 .500 09/01/51 31,393,498
11,528,682 Fannie Mae Pool 2 .500 10/01/51 9,429,466
10,587,725 Fannie Mae Pool 1 .500 11/01/51 7,835,590
112,611,683 Fannie Mae Pool 2 .000 11/01/51 88,122,807
45,141,505 Fannie Mae Pool 2 .500 11/01/51 37,011,295
75,131,651 Fannie Mae Pool 2 .000 12/01/51 58,714,420
67,502,682 Fannie Mae Pool 2 .000 12/01/51 52,686,201
81,867,731 Fannie Mae Pool 2 .500 12/01/51 66,973,003
83,844,833 Fannie Mae Pool 2 .500 01/01/52 68,564,098
52,021,422 Fannie Mae Pool 3 .000 01/01/52 44,478,398
14,390,939 Fannie Mae Pool 3 .500 02/01/52 12,830,148
46,673,327 Fannie Mae Pool 2 .000 03/01/52 36,370,585
71,137,725 Fannie Mae Pool 2 .500 03/01/52 58,082,116
7,680,279 Fannie Mae Pool 3 .500 03/01/52 6,821,086
13,196,188 Fannie Mae Pool 2 .000 04/01/52 10,292,284
26,828,460 Fannie Mae Pool 2 .500 04/01/52 21,947,194
9,767,985 Fannie Mae Pool 3 .000 04/01/52 8,314,196
8,104,834 Fannie Mae Pool 3 .500 04/01/52 7,183,545
43,943,249 Fannie Mae Pool 2 .500 05/01/52 35,882,000

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 23,758,085 Fannie Mae Pool 3 .000% 05/01/52 $ 20,229,203
6,713,127 Fannie Mae Pool 3 .500 05/01/52 5,949,692
50,632,465 Fannie Mae Pool 4 .000 05/01/52 46,402,334
8,753,696 Fannie Mae Pool 2 .500 06/01/52 7,149,005
22,127,714 Fannie Mae Pool 3 .000 06/01/52 18,825,588
7,294,164 Fannie Mae Pool 3 .500 06/01/52 6,461,776
12,648,707 Fannie Mae Pool 4 .000 06/01/52 11,588,167
28,604,375 Fannie Mae Pool 4 .500 06/01/52 26,948,819
10,561,655 Fannie Mae Pool 3 .000 07/01/52 8,988,587
16,554,663 Fannie Mae Pool 3 .000 07/01/52 14,090,632
5,069,705 Fannie Mae Pool 3 .500 07/01/52 4,493,169
30,895,052 Fannie Mae Pool 3 .500 07/01/52 27,358,626
8,605,845 Fannie Mae Pool 4 .000 07/01/52 7,879,151
36,850,908 Fannie Mae Pool 4 .000 07/01/52 33,755,475
8,422,872 Fannie Mae Pool 4 .500 07/01/52 7,937,868
21,115,455 Fannie Mae Pool 4 .500 07/01/52 19,900,320
20,289,760 Fannie Mae Pool 5 .000 07/01/52 19,628,304
11,868,716 Fannie Mae Pool 2 .500 08/01/52 9,680,929
4,032,299 Fannie Mae Pool 5 .000 08/01/52 3,904,831
24,021,591 Fannie Mae Pool 3 .500 09/01/52 21,271,653
4,600,112 Fannie Mae Pool 4 .000 09/01/52 4,213,702
26,597,041 Fannie Mae Pool 4 .500 09/01/52 25,066,452
22,969,397 Fannie Mae Pool 5 .000 09/01/52 22,241,513
4,214,646 Fannie Mae Pool 3 .000 10/01/52 3,585,213
7,883,992 Fannie Mae Pool 4 .000 10/01/52 7,220,924
53,605,996 Fannie Mae Pool 4 .500 10/01/52 50,523,033
23,651,298 Fannie Mae Pool 5 .000 10/01/52 22,899,979
13,179,079 Fannie Mae Pool 5 .500 10/01/52 13,031,244
15,660,509 Fannie Mae Pool 3 .000 11/01/52 13,322,942
14,069,736 Fannie Mae Pool 3 .500 11/01/52 12,454,274
11,889,106 Fannie Mae Pool 4 .000 11/01/52 10,888,604
12,883,852 Fannie Mae Pool 4 .500 11/01/52 12,143,810
28,375,473 Fannie Mae Pool 5 .000 11/01/52 27,471,923
8,268,521 Fannie Mae Pool 5 .500 11/01/52 8,203,193
7,765,278 Fannie Mae Pool 6 .000 11/01/52 7,816,083
2,848,536 Fannie Mae Pool 4 .000 12/01/52 2,606,857
13,382,104 Fannie Mae Pool 5 .500 12/01/52 13,241,280
13,746,714 Fannie Mae Pool 5 .500 01/01/53 13,574,907
18,255,770 Fannie Mae Pool 6 .000 01/01/53 18,356,503
4,649,736 Fannie Mae Pool 6 .500 01/01/53 4,750,763
14,143,442 Fannie Mae Pool 5 .000 02/01/53 13,690,861
17,291,110 Fannie Mae Pool 5 .500 02/01/53 17,080,498
8,145,084 Fannie Mae Pool 6 .000 02/01/53 8,190,222
596,712 Fannie Mae Pool 7 .000 02/01/53 618,646
1,989,840 Fannie Mae Pool 3 .500 03/01/53 1,761,437
1,970,539 Fannie Mae Pool 4 .000 03/01/53 1,803,250
2,798,240 Fannie Mae Pool 4 .500 03/01/53 2,636,479
2,774,135 Fannie Mae Pool 5 .000 03/01/53 2,682,620
6,107,645 Fannie Mae Pool 6 .000 03/01/53 6,137,772
2,689,604 Fannie Mae Pool 6 .500 03/01/53 2,753,892
2,087,405 Fannie Mae Pool 3 .500 04/01/53 1,847,423
2,650,834 Fannie Mae Pool 5 .000 04/01/53 2,559,452
6,726,215 Fannie Mae Pool 5 .500 04/01/53 6,642,674
3,125,638 Fannie Mae Pool 6 .000 04/01/53 3,145,846
1,464,120 Fannie Mae Pool 6 .500 04/01/53 1,497,479
12,174,109 Fannie Mae Pool 4 .000 05/01/53 11,140,564
10,167,214 Fannie Mae Pool 5 .000 05/01/53 9,826,523
24,061,038 Fannie Mae Pool 5 .500 05/01/53 23,791,120
9,557,801 Fannie Mae Pool 4 .500 06/01/53 8,998,453
12,522,334 Fannie Mae Pool 5 .000 06/01/53 12,106,443
7,179,991 Fannie Mae Pool 5 .500 06/01/53 7,092,356
18,640,157 Fannie Mae Pool 5 .000 07/01/53 18,015,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 34,618,348 Fannie Mae Pool 5 .500% 07/01/53 $ 34,217,533
26,013,826 Fannie Mae Pool 6 .000 07/01/53 26,155,676
6,727,886 Fannie Mae Pool 6 .500 07/01/53 6,883,571
18,469,506 Fannie Mae Pool 5 .000 08/01/53 17,836,600
23,026,582 Fannie Mae Pool 5 .500 08/01/53 22,739,517
2,714,631 Fannie Mae Pool 6 .000 08/01/53 2,729,966
4,512,524 Fannie Mae Pool 6 .500 08/01/53 4,613,960
18,702,745 Fannie Mae Pool 5 .500 10/01/53 18,468,388
18,873,265 Fannie Mae Pool 6 .000 10/01/53 18,974,097
7,532,436 Fannie Mae Pool 6 .500 10/01/53 7,695,596
4,929,348 Fannie Mae Pool 5 .000 11/01/53 4,762,464
7,494,225 Fannie Mae Pool 7 .000 11/01/53 7,771,513
42,923,083 Fannie Mae Pool 6 .000 12/01/53 43,148,011
32,523,160 Fannie Mae Pool 6 .500 12/01/53 33,205,983
11,016,584 Fannie Mae Pool 7 .000 12/01/53 11,437,510
11,498,536 Fannie Mae Pool 6 .500 01/01/54 11,738,607
6,520,700 Fannie Mae Pool 7 .000 01/01/54 6,759,657
6,695,430 Fannie Mae Pool 5 .500 02/01/54 6,609,471
12,530,560 Fannie Mae Pool 6 .000 02/01/54 12,592,380
23,765,077 Fannie Mae Pool 6 .500 02/01/54 24,261,252
7,523,659 Fannie Mae Pool 5 .500 03/01/54 7,427,066
11,136,613 Fannie Mae Pool 6 .000 03/01/54 11,191,869
3,899,739 Fannie Mae Pool 6 .500 03/01/54 3,980,466
6,108,707 Fannie Mae Pool 7 .000 03/01/54 6,336,509
5,182,365 Fannie Mae Pool 4 .500 04/01/54 4,876,393
4,023,777 Fannie Mae Pool 6 .500 04/01/54 4,107,686
5,038,740 Fannie Mae Pool 5 .000 06/01/54 4,865,022
20,021,758 Fannie Mae Pool 5 .500 06/01/54 19,764,702
18,984,471 Fannie Mae Pool 6 .000 06/01/54 19,101,451
8,602,282 Fannie Mae Pool 6 .500 06/01/54 8,780,797
7,887,681 Fannie Mae Pool 5 .000 07/01/54 7,615,740
15,171,549 Fannie Mae Pool 5 .500 07/01/54 14,976,763
23,020,583 Fannie Mae Pool 6 .000 07/01/54 23,162,434
9,867,409 Fannie Mae Pool 6 .500 07/01/54 10,077,198
5,937,890 Fannie Mae Pool 7 .000 07/01/54 6,157,010
20,189,406 Fannie Mae Pool 5 .500 08/01/54 19,930,193
36,191,389 Fannie Mae Pool 6 .000 08/01/54 36,414,727
29,833,286 Fannie Mae Pool 6 .500 08/01/54 30,464,540
34,066,925 Fannie Mae Pool 5 .500 09/01/54 33,629,537
45,863,828 Fannie Mae Pool 6 .000 09/01/54 46,090,696
6,918,255 Fannie Mae Pool 5 .000 10/01/54 6,679,728
11,690,934 Fannie Mae Pool 6 .000 10/01/54 11,748,764
15,805,787 Fannie Mae Pool 4 .500 11/01/54 14,872,516
30,556,415 Fannie Mae Pool 5 .000 11/01/54 29,502,349
47,012,649 Fannie Mae Pool 5 .500 12/01/54 46,408,583
25,760,000 Fannie Mae Pool 5 .000 01/01/55 24,871,025
1,433,025 Fannie Mae Pool 3 .500 07/01/55 1,286,150
7 Freddie Mac Gold Pool 4 .500 02/01/25 7
1,259 Freddie Mac Gold Pool 4 .000 03/01/25 1,256
21 Freddie Mac Gold Pool 4 .500 06/01/25 21
159 Freddie Mac Gold Pool 4 .500 07/01/25 158
9,188 Freddie Mac Gold Pool 3 .500 10/01/25 9,133
633 Freddie Mac Gold Pool 4 .000 10/01/25 632
13,826 Freddie Mac Gold Pool 3 .500 11/01/25 13,745
8,126 Freddie Mac Gold Pool 3 .500 11/01/25 8,079
4,711 Freddie Mac Gold Pool 3 .500 12/01/25 4,678
2,589 Freddie Mac Gold Pool 3 .000 01/01/26 2,562
37,948 Freddie Mac Gold Pool 3 .500 01/01/26 37,698
3,198 Freddie Mac Gold Pool 4 .000 04/01/26 3,179
7,193 Freddie Mac Gold Pool 4 .000 05/01/26 7,159
1,347 Freddie Mac Gold Pool 5 .500 07/01/26 1,342
16,400 Freddie Mac Gold Pool 4 .000 08/01/26 16,256

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 301 Freddie Mac Gold Pool 6 .000% 08/01/26 $ 303
9,197 Freddie Mac Gold Pool 3 .000 09/01/26 9,086
33,964 Freddie Mac Gold Pool 3 .000 10/01/26 33,521
53,028 Freddie Mac Gold Pool 3 .500 10/01/26 52,455
390 Freddie Mac Gold Pool 5 .000 10/01/26 389
370 Freddie Mac Gold Pool 5 .500 10/01/26 369
188,936 Freddie Mac Gold Pool 3 .000 02/01/27 186,205
158,345 Freddie Mac Gold Pool 2 .500 05/01/27 154,996
196,845 Freddie Mac Gold Pool 2 .500 11/01/27 191,970
7,811 Freddie Mac Gold Pool 6 .000 12/01/27 7,864
156,479 Freddie Mac Gold Pool 2 .500 01/01/28 152,483
429,219 Freddie Mac Gold Pool 2 .500 03/01/28 417,644
12,886 Freddie Mac Gold Pool 5 .000 03/01/28 12,927
249,694 Freddie Mac Gold Pool 2 .500 05/01/28 242,598
1,143 Freddie Mac Gold Pool 5 .500 05/01/28 1,154
733,367 Freddie Mac Gold Pool 2 .500 07/01/28 712,461
595,143 Freddie Mac Gold Pool 2 .500 07/01/28 578,235
169,484 Freddie Mac Gold Pool 3 .000 10/01/28 165,302
8,551 Freddie Mac Gold Pool 5 .500 01/01/29 8,594
1,100 Freddie Mac Gold Pool 4 .000 02/01/29 1,081
394,006 Freddie Mac Gold Pool 3 .500 03/01/29 386,089
105 Freddie Mac Gold Pool 6 .500 03/01/29 108
708,229 Freddie Mac Gold Pool 3 .000 07/01/29 687,750
3,196 Freddie Mac Gold Pool 5 .000 12/01/29 3,210
2,280,522 Freddie Mac Gold Pool 2 .500 05/01/30 2,175,978
5,154 Freddie Mac Gold Pool 4 .000 08/01/30 5,071
45,255 Freddie Mac Gold Pool 4 .500 01/01/31 44,753
88 Freddie Mac Gold Pool 8 .000 01/01/31 88
41,856 Freddie Mac Gold Pool 4 .000 03/01/31 41,129
5,831 Freddie Mac Gold Pool 4 .000 05/01/31 5,724
39,998 Freddie Mac Gold Pool 4 .500 05/01/31 39,710
23,189 Freddie Mac Gold Pool 4 .000 06/01/31 22,763
44,982 Freddie Mac Gold Pool 4 .000 08/01/31 44,191
52,480 Freddie Mac Gold Pool 4 .000 09/01/31 51,401
889 Freddie Mac Gold Pool 6 .500 09/01/31 916
2,507 Freddie Mac Gold Pool 8 .000 09/01/31 2,572
27,143 Freddie Mac Gold Pool 3 .500 11/01/31 26,207
4,201,059 Freddie Mac Gold Pool 2 .500 12/01/31 3,969,931
25,147 Freddie Mac Gold Pool 7 .000 12/01/31 26,086
4,171 Freddie Mac Gold Pool 6 .500 01/01/32 4,316
10,264 Freddie Mac Gold Pool 6 .000 02/01/32 10,535
472,657 Freddie Mac Gold Pool 3 .000 03/01/32 449,709
3,847 Freddie Mac Gold Pool 7 .000 04/01/32 3,991
5,231 Freddie Mac Gold Pool 6 .500 05/01/32 5,344
317,305 Freddie Mac Gold Pool 3 .500 09/01/32 305,705
2,125 Freddie Mac Gold Pool 5 .500 11/01/32 2,171
3,835,077 Freddie Mac Gold Pool 3 .000 01/01/33 3,648,969
3,393 Freddie Mac Gold Pool 6 .000 02/01/33 3,494
12,367 Freddie Mac Gold Pool 5 .000 03/01/33 12,334
4,262 Freddie Mac Gold Pool 6 .000 03/01/33 4,342
3,875 Freddie Mac Gold Pool 6 .000 03/01/33 3,916
11,472 Freddie Mac Gold Pool 5 .000 04/01/33 11,353
1,559 Freddie Mac Gold Pool 6 .000 04/01/33 1,601
69,895 Freddie Mac Gold Pool 5 .000 06/01/33 70,412
32,019 Freddie Mac Gold Pool 5 .500 06/01/33 32,352
15,109,434 Freddie Mac Gold Pool 2 .500 07/01/33 14,222,313
691,733 Freddie Mac Gold Pool 3 .500 07/01/33 661,912
13,334 Freddie Mac Gold Pool 4 .500 07/01/33 13,115
1,057,961 Freddie Mac Gold Pool 4 .000 08/01/33 1,035,800
1,483 Freddie Mac Gold Pool 5 .000 08/01/33 1,472
4,967 Freddie Mac Gold Pool 6 .500 08/01/33 5,177
43,592 Freddie Mac Gold Pool 5 .000 09/01/33 43,464

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 13,840 Freddie Mac Gold Pool 5 .500% 09/01/33 $ 13,953
38,440 Freddie Mac Gold Pool 5 .500 09/01/33 38,765
17,856 Freddie Mac Gold Pool 5 .500 09/01/33 17,710
7,861 Freddie Mac Gold Pool 5 .500 09/01/33 7,879
12,575 Freddie Mac Gold Pool 4 .000 10/01/33 12,190
2,670 Freddie Mac Gold Pool 5 .000 10/01/33 2,651
25,880 Freddie Mac Gold Pool 5 .500 10/01/33 26,124
2,173,389 Freddie Mac Gold Pool 3 .500 11/01/33 2,072,312
7,235 Freddie Mac Gold Pool 5 .500 12/01/33 7,294
22,114 Freddie Mac Gold Pool 5 .500 12/01/33 22,286
89,746 Freddie Mac Gold Pool 7 .000 12/01/33 93,096
64,134 Freddie Mac Gold Pool 5 .000 01/01/34 63,930
394,234 Freddie Mac Gold Pool 3 .000 02/01/34 374,041
1,606 Freddie Mac Gold Pool 5 .500 02/01/34 1,619
8,435 Freddie Mac Gold Pool 5 .000 03/01/34 8,377
9,963 Freddie Mac Gold Pool 5 .500 03/01/34 10,044
40,345 Freddie Mac Gold Pool 5 .000 05/01/34 40,066
10,649 Freddie Mac Gold Pool 4 .500 06/01/34 10,299
19,857 Freddie Mac Gold Pool 5 .000 06/01/34 19,719
8,878 Freddie Mac Gold Pool 5 .500 06/01/34 8,969
3,611 Freddie Mac Gold Pool 6 .000 06/01/34 3,712
14,441 Freddie Mac Gold Pool 6 .000 09/01/34 14,890
1,159,697 Freddie Mac Gold Pool 3 .500 10/01/34 1,104,632
2,435 Freddie Mac Gold Pool 5 .000 11/01/34 2,419
65,852 Freddie Mac Gold Pool 5 .500 11/01/34 66,552
54,388 Freddie Mac Gold Pool 5 .000 12/01/34 54,032
16,923 Freddie Mac Gold Pool 5 .500 12/01/34 17,061
2,987 Freddie Mac Gold Pool 5 .500 12/01/34 3,019
1,258 Freddie Mac Gold Pool 5 .500 01/01/35 1,271
621 Freddie Mac Gold Pool 5 .500 01/01/35 627
17,131 Freddie Mac Gold Pool 5 .500 01/01/35 17,348
32,360 Freddie Mac Gold Pool 4 .500 04/01/35 31,308
3,852 Freddie Mac Gold Pool 6 .000 05/01/35 3,999
14,960 Freddie Mac Gold Pool 6 .000 05/01/35 15,144
19,311 Freddie Mac Gold Pool 7 .000 05/01/35 20,032
6,331 Freddie Mac Gold Pool 5 .500 06/01/35 6,390
4,353 Freddie Mac Gold Pool 5 .500 06/01/35 4,397
3,393 Freddie Mac Gold Pool 5 .000 07/01/35 3,369
119,446 Freddie Mac Gold Pool 5 .000 07/01/35 118,598
137,413 Freddie Mac Gold Pool 5 .000 08/01/35 136,486
11,265 Freddie Mac Gold Pool 5 .500 08/01/35 11,407
2,175 Freddie Mac Gold Pool 4 .500 09/01/35 2,104
26,672 Freddie Mac Gold Pool 5 .000 10/01/35 26,503
13,016 Freddie Mac Gold Pool 5 .000 10/01/35 12,939
5,651 Freddie Mac Gold Pool 5 .000 10/01/35 5,590
80,087 Freddie Mac Gold Pool 5 .500 10/01/35 80,873
2,611 Freddie Mac Gold Pool 5 .000 12/01/35 2,596
24,569 Freddie Mac Gold Pool 5 .000 12/01/35 24,448
11,952 Freddie Mac Gold Pool 6 .000 01/01/36 12,370
5,115 Freddie Mac Gold Pool 5 .000 02/01/36 5,084
1,900 Freddie Mac Gold Pool 5 .000 02/01/36 1,887
2,080 Freddie Mac Gold Pool 6 .000 02/01/36 2,159
19,854 Freddie Mac Gold Pool 5 .500 04/01/36 20,114
4,605 Freddie Mac Gold Pool 5 .500 05/01/36 4,657
91,792 Freddie Mac Gold Pool 6 .000 06/01/36 95,281
26,412 Freddie Mac Gold Pool 5 .000 07/01/36 26,266
19,260 Freddie Mac Gold Pool 6 .000 07/01/36 19,862
3,459 Freddie Mac Gold Pool 6 .000 08/01/36 3,591
5,435 Freddie Mac Gold Pool 6 .000 09/01/36 5,554
83,080 Freddie Mac Gold Pool 5 .500 10/01/36 84,169
38,629 Freddie Mac Gold Pool 5 .500 10/01/36 39,135
7,587 Freddie Mac Gold Pool 6 .500 10/01/36 7,843

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,167 Freddie Mac Gold Pool 5 .500% 11/01/36 $ 4,215
9,837 Freddie Mac Gold Pool 6 .000 11/01/36 10,211
42,788 Freddie Mac Gold Pool 6 .000 12/01/36 44,415
79,734 Freddie Mac Gold Pool 5 .500 03/01/37 80,494
32,661 Freddie Mac Gold Pool 6 .000 03/01/37 33,902
4,419 Freddie Mac Gold Pool 6 .500 03/01/37 4,593
27,676 Freddie Mac Gold Pool 5 .500 04/01/37 27,897
3,247 Freddie Mac Gold Pool 5 .000 05/01/37 3,218
3,120 Freddie Mac Gold Pool 5 .000 06/01/37 3,104
11,377 Freddie Mac Gold Pool 5 .500 06/01/37 11,480
3,091,947 Freddie Mac Gold Pool 3 .000 07/01/37 2,827,928
54,426 Freddie Mac Gold Pool 6 .000 07/01/37 56,494
29,996 Freddie Mac Gold Pool 6 .000 08/01/37 31,143
10,450 Freddie Mac Gold Pool 6 .000 09/01/37 10,839
70,230 Freddie Mac Gold Pool 5 .500 10/01/37 70,861
2,504 Freddie Mac Gold Pool 6 .000 11/01/37 2,598
20,124 Freddie Mac Gold Pool 6 .500 11/01/37 21,006
8,832 Freddie Mac Gold Pool 6 .000 01/01/38 9,166
4,251 Freddie Mac Gold Pool 6 .000 02/01/38 4,397
33,236 Freddie Mac Gold Pool 6 .000 02/01/38 34,494
46,963 Freddie Mac Gold Pool 5 .000 03/01/38 46,858
145,041 Freddie Mac Gold Pool 5 .000 03/01/38 144,449
6,086 Freddie Mac Gold Pool 5 .000 04/01/38 6,068
61,817 Freddie Mac Gold Pool 5 .000 04/01/38 61,679
69,086 Freddie Mac Gold Pool 5 .500 04/01/38 69,638
15,414 Freddie Mac Gold Pool 5 .500 05/01/38 15,506
1,776 Freddie Mac Gold Pool 5 .500 06/01/38 1,787
3,485 Freddie Mac Gold Pool 6 .000 07/01/38 3,540
8,377 Freddie Mac Gold Pool 5 .500 08/01/38 8,486
57,421 Freddie Mac Gold Pool 5 .500 08/01/38 57,880
7,352 Freddie Mac Gold Pool 5 .000 09/01/38 7,336
98,446 Freddie Mac Gold Pool 5 .500 09/01/38 99,032
47,139 Freddie Mac Gold Pool 5 .500 09/01/38 47,410
2,164 Freddie Mac Gold Pool 5 .500 10/01/38 2,176
38,182 Freddie Mac Gold Pool 6 .000 11/01/38 39,449
273,671 Freddie Mac Gold Pool 5 .500 01/01/39 275,409
177,049 Freddie Mac Gold Pool 4 .500 02/01/39 171,877
99,755 Freddie Mac Gold Pool 5 .000 02/01/39 99,532
7,728 Freddie Mac Gold Pool 5 .500 02/01/39 7,772
361 Freddie Mac Gold Pool 4 .500 03/01/39 350
42,120 Freddie Mac Gold Pool 5 .000 03/01/39 42,025
5,499 Freddie Mac Gold Pool 6 .000 03/01/39 5,686
6,719 Freddie Mac Gold Pool 4 .500 04/01/39 6,523
287,361 Freddie Mac Gold Pool 4 .500 04/01/39 278,968
62,129 Freddie Mac Gold Pool 4 .000 05/01/39 58,697
1,619 Freddie Mac Gold Pool 4 .500 05/01/39 1,571
40,985 Freddie Mac Gold Pool 4 .500 05/01/39 39,788
969,417 Freddie Mac Gold Pool 4 .500 05/01/39 941,102
47,147 Freddie Mac Gold Pool 4 .500 05/01/39 45,434
35,950 Freddie Mac Gold Pool 5 .000 05/01/39 35,788
81,721 Freddie Mac Gold Pool 4 .000 06/01/39 77,207
427,105 Freddie Mac Gold Pool 4 .500 06/01/39 414,628
13,754 Freddie Mac Gold Pool 4 .500 06/01/39 13,352
6,228 Freddie Mac Gold Pool 5 .000 06/01/39 6,214
2,493 Freddie Mac Gold Pool 5 .500 06/01/39 2,507
129,422 Freddie Mac Gold Pool 4 .000 07/01/39 122,273
52,663 Freddie Mac Gold Pool 4 .500 07/01/39 51,125
4,070 Freddie Mac Gold Pool 4 .500 07/01/39 3,951
10,897 Freddie Mac Gold Pool 4 .500 07/01/39 10,517
36,452 Freddie Mac Gold Pool 5 .000 07/01/39 36,371
64,083 Freddie Mac Gold Pool 5 .500 07/01/39 64,522
4,548 Freddie Mac Gold Pool 4 .500 08/01/39 4,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,516 Freddie Mac Gold Pool 5 .000% 08/01/39 $ 10,492
110,470 Freddie Mac Gold Pool 4 .000 09/01/39 104,370
277,271 Freddie Mac Gold Pool 5 .000 09/01/39 276,651
104,515 Freddie Mac Gold Pool 5 .000 09/01/39 104,282
1,217 Freddie Mac Gold Pool 5 .500 09/01/39 1,224
107,660 Freddie Mac Gold Pool 6 .500 09/01/39 110,533
34,438 Freddie Mac Gold Pool 4 .500 10/01/39 33,432
31,933 Freddie Mac Gold Pool 4 .500 10/01/39 31,000
18,478 Freddie Mac Gold Pool 4 .500 10/01/39 17,939
21,617 Freddie Mac Gold Pool 5 .000 10/01/39 21,569
7,175 Freddie Mac Gold Pool 4 .000 11/01/39 6,779
23,126 Freddie Mac Gold Pool 4 .500 11/01/39 22,450
9,422 Freddie Mac Gold Pool 5 .000 11/01/39 9,400
29,085 Freddie Mac Gold Pool 4 .500 12/01/39 28,153
42,624 Freddie Mac Gold Pool 4 .500 12/01/39 41,378
16,695 Freddie Mac Gold Pool 4 .500 12/01/39 16,207
59,593 Freddie Mac Gold Pool 4 .500 12/01/39 57,682
40,171 Freddie Mac Gold Pool 5 .500 12/01/39 40,409
53,291 Freddie Mac Gold Pool 4 .500 01/01/40 51,734
4,980 Freddie Mac Gold Pool 5 .000 01/01/40 4,968
6,462 Freddie Mac Gold Pool 5 .500 01/01/40 6,499
18,965 Freddie Mac Gold Pool 5 .500 03/01/40 19,077
176,377 Freddie Mac Gold Pool 4 .000 04/01/40 166,639
11,053 Freddie Mac Gold Pool 4 .500 04/01/40 10,730
32,082 Freddie Mac Gold Pool 4 .500 04/01/40 31,144
25,498 Freddie Mac Gold Pool 5 .000 04/01/40 25,441
56,400 Freddie Mac Gold Pool 5 .000 04/01/40 56,274
211,804 Freddie Mac Gold Pool 6 .000 04/01/40 219,603
605,082 Freddie Mac Gold Pool 4 .500 05/01/40 587,400
207,896 Freddie Mac Gold Pool 5 .000 05/01/40 207,431
1,899 Freddie Mac Gold Pool 4 .500 06/01/40 1,844
199,482 Freddie Mac Gold Pool 5 .500 06/01/40 200,627
300,614 Freddie Mac Gold Pool 4 .500 07/01/40 291,829
5,403 Freddie Mac Gold Pool 4 .500 08/01/40 5,245
53,643 Freddie Mac Gold Pool 5 .000 08/01/40 53,523
13,413 Freddie Mac Gold Pool 5 .000 08/01/40 13,383
136,109 Freddie Mac Gold Pool 5 .000 08/01/40 135,805
883,954 Freddie Mac Gold Pool 5 .500 08/01/40 889,208
74,042 Freddie Mac Gold Pool 4 .000 09/01/40 69,950
990,706 Freddie Mac Gold Pool 4 .000 11/01/40 935,961
648,248 Freddie Mac Gold Pool 4 .000 12/01/40 612,420
91,673 Freddie Mac Gold Pool 3 .500 01/01/41 83,716
144,667 Freddie Mac Gold Pool 3 .500 01/01/41 132,173
86,847 Freddie Mac Gold Pool 4 .000 01/01/41 82,047
94,761 Freddie Mac Gold Pool 3 .500 02/01/41 86,506
314,656 Freddie Mac Gold Pool 4 .000 02/01/41 297,265
100,977 Freddie Mac Gold Pool 4 .000 02/01/41 95,397
584,314 Freddie Mac Gold Pool 4 .000 04/01/41 552,025
107,618 Freddie Mac Gold Pool 4 .500 04/01/41 104,471
21,968 Freddie Mac Gold Pool 5 .000 04/01/41 21,919
93,878 Freddie Mac Gold Pool 4 .500 05/01/41 91,133
120,264 Freddie Mac Gold Pool 4 .500 06/01/41 116,748
254,368 Freddie Mac Gold Pool 3 .500 10/01/41 232,399
260,244 Freddie Mac Gold Pool 5 .000 10/01/41 259,663
371,399 Freddie Mac Gold Pool 3 .500 11/01/41 338,847
148,561 Freddie Mac Gold Pool 4 .500 12/01/41 144,221
1,263,390 Freddie Mac Gold Pool 3 .500 01/01/42 1,152,702
371,163 Freddie Mac Gold Pool 3 .500 02/01/42 338,644
401,052 Freddie Mac Gold Pool 3 .500 04/01/42 365,958
950,319 Freddie Mac Gold Pool 4 .000 05/01/42 897,825
3,446,358 Freddie Mac Gold Pool 4 .500 05/01/42 3,345,732
698,975 Freddie Mac Gold Pool 3 .500 07/01/42 637,735

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 159,118 Freddie Mac Gold Pool 3 .000% 08/01/42 $ 140,577
1,160,249 Freddie Mac Gold Pool 3 .000 10/01/42 1,025,022
815,909 Freddie Mac Gold Pool 3 .000 10/01/42 720,826
337,480 Freddie Mac Gold Pool 3 .500 12/01/42 307,552
1,271,946 Freddie Mac Gold Pool 2 .500 01/01/43 1,084,325
2,392,280 Freddie Mac Gold Pool 3 .000 01/01/43 2,113,463
3,527,080 Freddie Mac Gold Pool 3 .000 04/01/43 3,115,942
9,337,310 Freddie Mac Gold Pool 3 .000 04/01/43 8,248,908
1,026,086 Freddie Mac Gold Pool 3 .500 05/01/43 933,981
1,455,316 Freddie Mac Gold Pool 3 .000 08/01/43 1,285,662
1,043,217 Freddie Mac Gold Pool 3 .000 08/01/43 921,599
1,034,737 Freddie Mac Gold Pool 3 .500 08/01/43 941,858
406,284 Freddie Mac Gold Pool 4 .500 10/01/43 390,890
501,036 Freddie Mac Gold Pool 4 .000 11/01/43 470,226
905,948 Freddie Mac Gold Pool 3 .500 02/01/44 823,337
758,210 Freddie Mac Gold Pool 4 .000 02/01/44 710,181
5,918,638 Freddie Mac Gold Pool 4 .000 02/01/44 5,547,389
330,195 Freddie Mac Gold Pool 4 .000 04/01/44 309,073
422,265 Freddie Mac Gold Pool 4 .500 05/01/44 406,262
762,957 Freddie Mac Gold Pool 4 .000 06/01/44 710,962
1,179,086 Freddie Mac Gold Pool 4 .000 08/01/44 1,097,762
879,194 Freddie Mac Gold Pool 3 .500 09/01/44 795,383
1,242,334 Freddie Mac Gold Pool 3 .500 11/01/44 1,122,104
1,759,842 Freddie Mac Gold Pool 3 .500 12/01/44 1,585,885
989,909 Freddie Mac Gold Pool 3 .500 01/01/45 893,285
2,099,738 Freddie Mac Gold Pool 3 .000 02/01/45 1,849,145
2,571,454 Freddie Mac Gold Pool 3 .500 03/01/45 2,318,340
1,430,182 Freddie Mac Gold Pool 4 .000 03/01/45 1,331,339
1,020,676 Freddie Mac Gold Pool 3 .000 04/01/45 893,379
2,081,562 Freddie Mac Gold Pool 3 .500 04/01/45 1,873,208
5,252,667 Freddie Mac Gold Pool 3 .500 07/01/45 4,735,637
3,959,837 Freddie Mac Gold Pool 4 .500 07/01/45 3,810,580
11,539,435 Freddie Mac Gold Pool 3 .000 08/01/45 10,195,824
8,812,246 Freddie Mac Gold Pool 3 .500 10/01/45 7,966,262
1,656,783 Freddie Mac Gold Pool 4 .000 11/01/45 1,540,554
3,088,619 Freddie Mac Gold Pool 3 .500 12/01/45 2,775,604
7,367,723 Freddie Mac Gold Pool 3 .000 03/01/46 6,415,816
2,301,500 Freddie Mac Gold Pool 3 .500 03/01/46 2,068,321
1,188,987 Freddie Mac Gold Pool 4 .000 03/01/46 1,105,592
5,410,447 Freddie Mac Gold Pool 3 .000 04/01/46 4,705,917
5,270,505 Freddie Mac Gold Pool 3 .500 05/01/46 4,736,480
4,040,794 Freddie Mac Gold Pool 3 .500 08/01/46 3,657,188
8,099,951 Freddie Mac Gold Pool 3 .000 09/01/46 7,035,798
3,279,199 Freddie Mac Gold Pool 4 .000 09/01/46 3,048,172
2,943,060 Freddie Mac Gold Pool 3 .000 11/01/46 2,556,403
3,669,619 Freddie Mac Gold Pool 3 .000 11/01/46 3,187,520
10,676,468 Freddie Mac Gold Pool 3 .000 11/01/46 9,237,566
2,118,418 Freddie Mac Gold Pool 3 .000 12/01/46 1,836,111
2,658,724 Freddie Mac Gold Pool 3 .500 12/01/46 2,389,311
4,914,923 Freddie Mac Gold Pool 3 .000 02/01/47 4,275,772
1,581,619 Freddie Mac Gold Pool 3 .500 02/01/47 1,421,462
1,296,386 Freddie Mac Gold Pool 4 .000 02/01/47 1,204,325
2,206,390 Freddie Mac Gold Pool 3 .500 05/01/47 1,982,947
1,793,496 Freddie Mac Gold Pool 3 .000 08/01/47 1,557,465
2,324,401 Freddie Mac Gold Pool 3 .000 11/01/47 2,017,771
3,566,519 Freddie Mac Gold Pool 3 .000 12/01/47 3,095,272
10,885,297 Freddie Mac Gold Pool 3 .000 01/01/48 9,459,405
3,818,115 Freddie Mac Gold Pool 3 .000 02/01/48 3,313,495
2,727,822 Freddie Mac Gold Pool 3 .500 03/01/48 2,455,336
2,340,147 Freddie Mac Gold Pool 3 .500 05/01/48 2,103,047
1,843,185 Freddie Mac Gold Pool 4 .000 05/01/48 1,716,126
2,547,020 Freddie Mac Gold Pool 3 .500 07/01/48 2,288,960

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,673,719 Freddie Mac Gold Pool 4 .000% 07/01/48 $ 2,482,782
4,909,396 Freddie Mac Gold Pool 4 .000 08/01/48 4,557,773
919,380 Freddie Mac Gold Pool 4 .500 09/01/48 878,636
3,878,685 Freddie Mac Gold Pool 4 .000 10/01/48 3,600,076
2,295,270 Freddie Mac Gold Pool 4 .500 12/01/48 2,192,839
1,201,748 Freddie Mac Gold Pool 4 .500 02/01/49 1,147,900
3,230,867 Freddie Mac Gold Pool 3 .500 05/01/49 2,893,790
4,298 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .958 04/01/35 4,414
1,057 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6 .625 10/01/35 1,082
10,117 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 6 .510 02/01/36 10,392
93 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.536%) 7 .269 07/01/36 93
3,885 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.595%) 6 .970 09/01/36 3,863
9,711 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.246%) 7 .042 09/01/36 9,983
11,252 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.758%) 7 .332 09/01/36 11,402
6,796 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .582 01/01/37 7,018
1,186 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.765%) 6 .226 02/01/37 1,202
480 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .527 02/01/37 497
50,571 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.858%) 6 .380 03/01/37 51,899
37,570 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .426 04/01/37 38,788
15,261 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.605%) 6 .962 04/01/37 15,321
3,702 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.098%) 7 .203 05/01/37 3,740
12,324 (d) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 6 .666 06/01/37 12,667
1,130 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 7 .625 06/01/37 1,140
24,530 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.270%) 7 .020 08/01/37 24,590
3,768 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 0.905%) 6 .655 09/01/37 3,764
1,301 (d) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.520%) 7 .089 09/01/37 1,299
172 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.795%) 7 .545 09/01/37 174
17,912 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.055%) 7 .430 04/01/38 18,409
4,721 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.004%) 7 .233 06/01/38 4,787
1,711 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.625%) 7 .375 07/01/38 1,737
2,920 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 7 .736 06/01/40 2,947
4,724 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.887%) 6 .218 01/01/41 4,780
2,266 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.880%) 7 .255 05/01/41 2,321
52,584 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 6 .937 08/01/41 53,429
33,491 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 7 .323 09/01/41 34,700
6,157 (d) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.860%) 7 .360 10/01/41 6,307
7,776,298 Freddie Mac Pool 1 .500 04/01/37 6,668,882
11,499,074 Freddie Mac Pool 2 .000 05/01/37 10,156,827
4,946,914 Freddie Mac Pool 4 .000 07/01/49 4,587,465
2,921,393 Freddie Mac Pool 4 .000 07/01/49 2,709,113
10,982,667 Freddie Mac Pool 3 .000 11/01/49 9,518,342
10,305,892 Freddie Mac Pool 3 .000 11/01/49 8,921,033
21,540,569 Freddie Mac Pool 3 .000 02/01/50 18,648,224
14,750,258 Freddie Mac Pool 3 .500 04/01/50 13,237,737
6,166,904 Freddie Mac Pool 2 .000 07/01/50 4,847,590
11,561,179 Freddie Mac Pool 2 .500 07/01/50 9,542,862
7,362,718 Freddie Mac Pool 3 .500 07/01/50 6,604,228
9,234,164 Freddie Mac Pool 3 .500 08/01/50 8,269,856
2,584,528 Freddie Mac Pool 4 .000 11/01/50 2,393,466
6,665,335 Freddie Mac Pool 2 .000 02/01/51 5,207,024
14,712,886 Freddie Mac Pool 2 .500 04/01/51 12,077,401
6,420,906 Freddie Mac Pool 2 .500 02/01/52 5,252,187
5,684,209 Freddie Mac Pool 3 .000 05/01/52 4,834,271
5,014,042 Freddie Mac Pool 4 .000 06/01/52 4,649,711
5,852,949 Freddie Mac Pool 4 .000 08/01/52 5,360,452
10,934,434 Freddie Mac Pool 6 .500 10/01/54 11,165,246
6 Ginnie Mae I Pool 4 .500 01/15/25 6
2,598 Ginnie Mae I Pool 4 .000 08/15/25 2,588
1,944 Ginnie Mae I Pool 3 .500 03/15/26 1,932
2,448 Ginnie Mae I Pool 4 .000 04/15/26 2,440
30,421 Ginnie Mae I Pool 3 .000 12/15/26 30,032
53 Ginnie Mae I Pool 6 .500 09/15/28 53

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 521 Ginnie Mae I Pool 6 .500% 11/15/28 $ 531
86 Ginnie Mae I Pool 7 .500 11/15/28 86
3,125 Ginnie Mae I Pool 8 .500 10/15/30 3,144
144 Ginnie Mae I Pool 8 .500 12/15/30 152
58,289 Ginnie Mae I Pool 6 .000 10/15/32 60,861
22,185 Ginnie Mae I Pool 5 .500 05/15/33 22,519
1,842 Ginnie Mae I Pool 5 .000 07/15/33 1,828
7,870 Ginnie Mae I Pool 5 .500 07/15/33 7,852
10,629 Ginnie Mae I Pool 5 .000 08/15/33 10,630
34,912 Ginnie Mae I Pool 5 .500 09/15/33 35,847
36,375 Ginnie Mae I Pool 5 .500 11/15/34 37,024
16,580 Ginnie Mae I Pool 6 .500 01/15/35 16,952
54,543 Ginnie Mae I Pool 5 .000 04/15/35 53,962
2,720 Ginnie Mae I Pool 5 .000 11/15/35 2,716
1,718 Ginnie Mae I Pool 5 .000 11/15/35 1,716
2,488 Ginnie Mae I Pool 5 .500 03/15/36 2,533
1,601 Ginnie Mae I Pool 6 .500 06/15/36 1,665
3,152 Ginnie Mae I Pool 5 .000 09/15/36 3,148
1,850 Ginnie Mae I Pool 6 .000 09/15/36 1,890
3,323 Ginnie Mae I Pool 5 .000 12/15/36 3,319
50,937 Ginnie Mae I Pool 5 .500 02/15/37 51,847
77,661 Ginnie Mae I Pool 6 .000 04/15/37 80,930
5,169 Ginnie Mae I Pool 6 .000 06/15/37 5,298
7,788 Ginnie Mae I Pool 6 .000 12/15/37 8,021
31,622 Ginnie Mae I Pool 5 .000 04/15/38 31,451
5,294 Ginnie Mae I Pool 5 .500 06/15/38 5,389
13,546 Ginnie Mae I Pool 5 .500 07/15/38 13,789
4,119 Ginnie Mae I Pool 5 .500 08/15/38 4,192
38,153 Ginnie Mae I Pool 6 .000 08/15/38 39,778
38,257 Ginnie Mae I Pool 6 .000 08/15/38 39,326
28,821 Ginnie Mae I Pool 5 .000 10/15/38 28,633
3,821 Ginnie Mae I Pool 5 .500 10/15/38 3,876
626 Ginnie Mae I Pool 5 .500 11/15/38 637
39,410 Ginnie Mae I Pool 6 .000 12/15/38 40,955
656 Ginnie Mae I Pool 6 .500 12/15/38 679
8,623 Ginnie Mae I Pool 5 .000 01/15/39 8,617
7,092 Ginnie Mae I Pool 5 .000 02/15/39 7,081
595 Ginnie Mae I Pool 6 .000 02/15/39 602
6,105 Ginnie Mae I Pool 4 .500 03/15/39 5,929
82,718 Ginnie Mae I Pool 4 .500 03/15/39 79,365
3,990 Ginnie Mae I Pool 4 .500 04/15/39 3,861
95,554 Ginnie Mae I Pool 5 .500 04/15/39 97,264
6,521 Ginnie Mae I Pool 4 .000 05/15/39 6,148
113,185 Ginnie Mae I Pool 4 .500 05/15/39 109,788
62,206 Ginnie Mae I Pool 5 .000 05/15/39 61,873
3,582 Ginnie Mae I Pool 4 .500 06/15/39 3,478
301,823 Ginnie Mae I Pool 4 .500 06/15/39 292,356
497,762 Ginnie Mae I Pool 5 .000 06/15/39 493,900
375,545 Ginnie Mae I Pool 5 .000 06/15/39 369,464
8,178 Ginnie Mae I Pool 5 .000 06/15/39 8,171
3,756 Ginnie Mae I Pool 5 .000 06/15/39 3,753
3,314 Ginnie Mae I Pool 5 .000 06/15/39 3,305
340,444 Ginnie Mae I Pool 4 .000 07/15/39 319,143
3,810 Ginnie Mae I Pool 4 .500 07/15/39 3,655
10,506 Ginnie Mae I Pool 4 .500 07/15/39 10,079
411,484 Ginnie Mae I Pool 4 .500 07/15/39 399,133
6,120 Ginnie Mae I Pool 5 .000 07/15/39 6,105
20,591 Ginnie Mae I Pool 4 .000 08/15/39 19,378
41,565 Ginnie Mae I Pool 5 .000 08/15/39 40,834
1,570 Ginnie Mae I Pool 5 .500 08/15/39 1,596
16,497 Ginnie Mae I Pool 6 .000 08/15/39 16,801
3,303 Ginnie Mae I Pool 4 .500 10/15/39 3,166

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,730 Ginnie Mae I Pool 5 .000% 10/15/39 $ 1,725
9,677 Ginnie Mae I Pool 4 .500 11/15/39 9,383
243,990 Ginnie Mae I Pool 4 .500 12/15/39 236,379
153,165 Ginnie Mae I Pool 5 .500 02/15/40 155,904
20,482 Ginnie Mae I Pool 4 .000 03/15/40 19,405
3,608 Ginnie Mae I Pool 5 .000 03/15/40 3,540
1,257 Ginnie Mae I Pool 4 .500 04/15/40 1,214
35,115 Ginnie Mae I Pool 5 .000 04/15/40 34,498
1,475 Ginnie Mae I Pool 4 .500 05/15/40 1,427
42,890 Ginnie Mae I Pool 5 .000 05/15/40 42,526
925,530 Ginnie Mae I Pool 4 .500 06/15/40 896,456
2,890 Ginnie Mae I Pool 4 .500 06/15/40 2,798
2,581 Ginnie Mae I Pool 4 .500 06/15/40 2,496
82,723 Ginnie Mae I Pool 4 .500 07/15/40 79,972
26,460 Ginnie Mae I Pool 4 .500 07/15/40 25,338
67,535 Ginnie Mae I Pool 4 .000 08/15/40 63,446
352,472 Ginnie Mae I Pool 4 .000 08/15/40 330,073
29,869 Ginnie Mae I Pool 4 .500 08/15/40 28,989
10,868 Ginnie Mae I Pool 4 .000 10/15/40 10,210
129,681 Ginnie Mae I Pool 4 .000 11/15/40 121,826
70,181 Ginnie Mae I Pool 3 .500 12/15/40 64,408
365,434 Ginnie Mae I Pool 4 .000 01/15/41 345,438
73,296 Ginnie Mae I Pool 4 .000 02/15/41 69,218
122,824 Ginnie Mae I Pool 4 .500 03/15/41 118,901
48,952 Ginnie Mae I Pool 4 .000 07/15/41 46,228
73,282 Ginnie Mae I Pool 4 .500 08/15/41 70,737
192,219 Ginnie Mae I Pool 4 .000 09/15/41 179,912
30,882 Ginnie Mae I Pool 4 .000 10/15/41 29,163
163,547 Ginnie Mae I Pool 3 .500 11/15/41 150,594
407,221 Ginnie Mae I Pool 4 .000 11/15/41 382,553
358,953 Ginnie Mae I Pool 3 .500 04/15/42 330,188
746,991 Ginnie Mae I Pool 3 .500 07/15/42 685,035
545,715 Ginnie Mae I Pool 3 .000 01/15/43 485,856
2,410,043 Ginnie Mae I Pool 3 .000 01/15/43 2,145,631
219,947 Ginnie Mae I Pool 3 .000 04/15/43 195,818
3,229 Ginnie Mae II Pool 4 .000 06/20/26 3,212
6,063 Ginnie Mae II Pool 3 .500 11/20/26 6,006
116,121 Ginnie Mae II Pool 2 .500 04/20/27 113,770
106,627 Ginnie Mae II Pool 2 .500 09/20/27 104,162
204,924 Ginnie Mae II Pool 3 .500 11/20/28 201,471
1,087 Ginnie Mae II Pool 8 .500 10/20/30 1,135
143 Ginnie Mae II Pool 7 .000 06/20/31 146
1,335,259 Ginnie Mae II Pool 3 .000 08/20/32 1,275,928
7,506 Ginnie Mae II Pool 5 .500 12/20/32 7,643
2,084 Ginnie Mae II Pool 5 .000 07/20/33 2,065
29,846 Ginnie Mae II Pool 6 .000 11/20/33 30,508
12,659 Ginnie Mae II Pool 5 .500 05/20/34 12,951
18,819 Ginnie Mae II Pool 6 .000 09/20/34 19,266
1,281 Ginnie Mae II Pool 5 .000 10/20/34 1,275
10,157 Ginnie Mae II Pool 5 .500 02/20/35 10,333
195,724 Ginnie Mae II Pool 5 .000 03/20/35 194,802
58,823 Ginnie Mae II Pool 5 .500 05/20/35 60,253
2,022 Ginnie Mae II Pool 5 .000 09/20/35 2,012
16,945 Ginnie Mae II Pool 5 .500 02/20/36 17,357
5,452 Ginnie Mae II Pool 5 .500 05/20/36 5,557
54,243 Ginnie Mae II Pool 5 .500 06/20/36 55,563
5,130 Ginnie Mae II Pool 6 .000 10/20/36 5,331
3,132 Ginnie Mae II Pool 6 .000 01/20/37 3,255
11,951 Ginnie Mae II Pool 6 .000 02/20/37 12,420
36,880 Ginnie Mae II Pool 6 .000 04/20/37 37,756
6,299 Ginnie Mae II Pool 6 .000 08/20/37 6,546
5,402 Ginnie Mae II Pool 6 .500 08/20/37 5,685

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 24,549 Ginnie Mae II Pool 6 .500% 11/20/37 $ 25,836
1,344 Ginnie Mae II Pool 5 .000 02/20/38 1,337
711 Ginnie Mae II Pool 5 .500 05/20/38 717
16,496 Ginnie Mae II Pool 6 .000 06/20/38 17,144
111,243 Ginnie Mae II Pool 5 .000 07/20/38 110,173
114,520 Ginnie Mae II Pool 5 .500 07/20/38 115,899
11,076 Ginnie Mae II Pool 6 .000 08/20/38 11,511
44,269 Ginnie Mae II Pool 6 .000 09/20/38 46,400
5,627 Ginnie Mae II Pool 6 .500 10/20/38 5,715
2,364 Ginnie Mae II Pool 6 .500 10/20/38 2,480
10,180 Ginnie Mae II Pool 6 .500 11/20/38 10,553
183,408 Ginnie Mae II Pool 4 .500 01/20/39 178,226
24,843 Ginnie Mae II Pool 6 .500 01/20/39 26,339
2,402 Ginnie Mae II Pool 4 .500 03/20/39 2,335
47,055 Ginnie Mae II Pool 5 .500 03/20/39 48,666
1,643 Ginnie Mae II Pool 5 .000 04/20/39 1,638
8,325 Ginnie Mae II Pool 4 .000 05/20/39 7,889
21,256 Ginnie Mae II Pool 4 .500 05/20/39 20,577
499,853 Ginnie Mae II Pool 5 .000 05/20/39 496,597
4,848 Ginnie Mae II Pool 4 .000 06/20/39 4,595
3,164 Ginnie Mae II Pool 5 .000 06/20/39 3,153
45,927 Ginnie Mae II Pool 4 .500 07/20/39 44,629
42,881 Ginnie Mae II Pool 5 .000 07/20/39 42,733
5,083 Ginnie Mae II Pool 5 .500 07/20/39 5,207
14,059 Ginnie Mae II Pool 4 .000 08/20/39 13,323
11,107 Ginnie Mae II Pool 5 .000 08/20/39 11,069
14,779 Ginnie Mae II Pool 5 .000 09/20/39 14,774
4,685 Ginnie Mae II Pool 4 .500 10/20/39 4,552
6,873 Ginnie Mae II Pool 4 .500 11/20/39 6,676
8,327 Ginnie Mae II Pool 5 .000 11/20/39 8,298
6,955 Ginnie Mae II Pool 4 .500 12/20/39 6,756
262,275 Ginnie Mae II Pool 5 .000 12/20/39 261,368
227,844 Ginnie Mae II Pool 4 .500 01/20/40 221,288
3,999 Ginnie Mae II Pool 5 .500 01/20/40 4,096
9,276 Ginnie Mae II Pool 4 .500 04/20/40 9,006
1,915 Ginnie Mae II Pool 4 .500 05/20/40 1,860
69,460 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .875 05/20/40 70,201
48,354 Ginnie Mae II Pool 5 .000 06/20/40 48,158
325,346 Ginnie Mae II Pool 4 .500 07/20/40 315,783
9,841 Ginnie Mae II Pool 5 .000 07/20/40 9,807
23,956 Ginnie Mae II Pool 4 .500 08/20/40 23,250
21,435 Ginnie Mae II Pool 4 .500 09/20/40 20,790
7,421 Ginnie Mae II Pool 5 .500 09/20/40 7,602
6,461 Ginnie Mae II Pool 6 .500 09/20/40 6,624
16,102 Ginnie Mae II Pool 6 .000 10/20/40 16,733
278,097 Ginnie Mae II Pool 4 .000 11/20/40 263,532
124,363 Ginnie Mae II Pool 5 .500 12/20/40 127,390
755,150 Ginnie Mae II Pool 4 .000 01/20/41 715,608
207,831 Ginnie Mae II Pool 4 .500 02/20/41 201,700
233,704 Ginnie Mae II Pool 4 .500 04/20/41 226,810
52,884 Ginnie Mae II Pool 5 .000 04/20/41 52,378
14,873 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .875 06/20/41 15,034
97,374 Ginnie Mae II Pool 4 .000 07/20/41 92,274
333,381 Ginnie Mae II Pool 4 .500 07/20/41 323,546
290,440 Ginnie Mae II Pool 5 .000 07/20/41 289,437
140,376 Ginnie Mae II Pool 5 .000 08/20/41 139,891
454,825 Ginnie Mae II Pool 4 .000 09/20/41 431,003
10,022 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 09/20/41 10,113
11,219 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 3 .750 10/20/41 11,369
19,940 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 3 .750 10/20/41 20,205
579,425 Ginnie Mae II Pool 4 .000 10/20/41 549,076
81,410 Ginnie Mae II Pool 5 .500 10/20/41 83,391

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 762,039 Ginnie Mae II Pool 4 .500% 11/20/41 $ 739,556
341,842 Ginnie Mae II Pool 5 .000 11/20/41 340,660
78,478 Ginnie Mae II Pool 6 .000 11/20/41 81,558
416,216 Ginnie Mae II Pool 3 .500 01/20/42 382,263
50,473 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 02/20/42 51,146
198,727 Ginnie Mae II Pool 3 .500 03/20/42 182,331
375,882 Ginnie Mae II Pool 4 .500 03/20/42 364,790
1,886,239 Ginnie Mae II Pool 3 .500 05/20/42 1,727,993
806,268 Ginnie Mae II Pool 3 .500 05/20/42 725,840
438,206 Ginnie Mae II Pool 4 .000 05/20/42 415,261
440,160 Ginnie Mae II Pool 3 .500 07/20/42 402,825
71,175 (d) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .625 07/20/42 71,828
583,865 Ginnie Mae II Pool 3 .000 08/20/42 520,281
792,379 Ginnie Mae II Pool 3 .500 08/20/42 717,319
1,848,671 Ginnie Mae II Pool 3 .500 08/20/42 1,691,004
377,442 Ginnie Mae II Pool 6 .000 08/20/42 392,259
748,798 Ginnie Mae II Pool 3 .500 10/20/42 684,241
868,550 Ginnie Mae II Pool 3 .000 11/20/42 771,907
863,996 Ginnie Mae II Pool 3 .000 12/20/42 752,692
1,021,527 Ginnie Mae II Pool 3 .000 12/20/42 907,545
761,994 Ginnie Mae II Pool 3 .000 01/20/43 676,745
1,304,068 Ginnie Mae II Pool 3 .000 02/20/43 1,158,174
1,016,674 Ginnie Mae II Pool 3 .000 02/20/43 900,401
247,113 Ginnie Mae II Pool 5 .000 04/20/43 246,259
513,150 Ginnie Mae II Pool 3 .000 05/20/43 455,103
782,289 Ginnie Mae II Pool 3 .000 06/20/43 693,555
1,957,074 Ginnie Mae II Pool 3 .500 06/20/43 1,761,689
1,708,504 Ginnie Mae II Pool 3 .000 07/20/43 1,513,650
809,863 Ginnie Mae II Pool 3 .500 07/20/43 740,235
3,378,281 Ginnie Mae II Pool 4 .500 08/20/43 3,279,254
1,116,710 Ginnie Mae II Pool 3 .500 09/20/43 1,020,977
358,920 Ginnie Mae II Pool 4 .000 09/20/43 338,709
4,678,628 Ginnie Mae II Pool 3 .500 10/20/43 4,277,764
2,143,974 Ginnie Mae II Pool 4 .000 10/20/43 2,022,803
200,110 Ginnie Mae II Pool 3 .500 11/20/43 182,892
384,279 Ginnie Mae II Pool 4 .000 11/20/43 362,482
370,972 Ginnie Mae II Pool 4 .500 12/20/43 358,189
409,488 Ginnie Mae II Pool 4 .500 01/20/44 395,589
481,601 Ginnie Mae II Pool 3 .500 02/20/44 439,699
653,948 Ginnie Mae II Pool 4 .000 02/20/44 616,451
652,165 Ginnie Mae II Pool 4 .000 05/20/44 614,636
684,666 Ginnie Mae II Pool 4 .000 06/20/44 645,266
1,750,128 Ginnie Mae II Pool 3 .500 07/20/44 1,592,804
5,467,599 Ginnie Mae II Pool 3 .500 10/20/44 4,973,552
574,083 Ginnie Mae II Pool 4 .500 10/20/44 554,299
1,257,102 Ginnie Mae II Pool 3 .500 11/20/44 1,143,120
1,579,120 Ginnie Mae II Pool 3 .000 12/20/44 1,398,080
2,930,758 Ginnie Mae II Pool 4 .000 12/20/44 2,759,070
3,934,090 Ginnie Mae II Pool 3 .500 02/20/45 3,576,433
2,337,330 Ginnie Mae II Pool 4 .000 03/20/45 2,200,413
1,605,679 Ginnie Mae II Pool 3 .000 04/20/45 1,421,596
3,448,999 Ginnie Mae II Pool 3 .000 06/20/45 3,049,490
7,860,467 Ginnie Mae II Pool 3 .000 07/20/45 6,918,473
2,669,052 Ginnie Mae II Pool 4 .000 10/20/45 2,508,543
4,504,703 Ginnie Mae II Pool 4 .000 11/20/45 4,227,136
2,029,916 Ginnie Mae II Pool 3 .000 12/20/45 1,792,784
1,800,217 Ginnie Mae II Pool 3 .500 12/20/45 1,632,195
9,666,133 Ginnie Mae II Pool 3 .000 03/20/46 8,527,280
3,391,358 Ginnie Mae II Pool 3 .000 04/20/46 2,986,996
2,044,653 Ginnie Mae II Pool 4 .000 04/20/46 1,920,475
9,072,869 Ginnie Mae II Pool 3 .000 05/20/46 7,990,792
5,577,196 Ginnie Mae II Pool 3 .500 05/20/46 5,048,531

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,070,251 Ginnie Mae II Pool 3 .000% 06/20/46 $ 1,823,072
1,258,568 Ginnie Mae II Pool 3 .500 06/20/46 1,138,940
1,569,418 Ginnie Mae II Pool 3 .000 07/20/46 1,381,832
2,695,673 Ginnie Mae II Pool 3 .500 08/20/46 2,439,444
1,517,108 Ginnie Mae II Pool 3 .000 09/20/46 1,334,782
6,217,847 Ginnie Mae II Pool 3 .500 09/20/46 5,626,810
2,978,449 Ginnie Mae II Pool 3 .000 10/20/46 2,615,110
1,652,232 Ginnie Mae II Pool 3 .000 12/20/46 1,453,400
10,288,504 Ginnie Mae II Pool 3 .000 01/20/47 9,055,780
1,181,735 Ginnie Mae II Pool 4 .000 01/20/47 1,107,145
2,533,626 Ginnie Mae II Pool 4 .000 04/20/47 2,366,668
2,704,282 Ginnie Mae II Pool 3 .500 05/20/47 2,447,220
1,367,392 Ginnie Mae II Pool 3 .500 06/20/47 1,234,841
1,743,499 Ginnie Mae II Pool 3 .000 07/20/47 1,533,234
3,083,869 Ginnie Mae II Pool 4 .500 07/20/47 2,962,374
3,264,283 Ginnie Mae II Pool 3 .000 08/20/47 2,867,940
3,629,128 Ginnie Mae II Pool 3 .500 08/20/47 3,280,185
6,476,851 Ginnie Mae II Pool 3 .000 09/20/47 5,685,569
8,184,056 Ginnie Mae II Pool 4 .000 09/20/47 7,643,844
5,842,610 Ginnie Mae II Pool 3 .500 11/20/47 5,287,168
4,333,202 Ginnie Mae II Pool 3 .500 12/20/47 3,916,105
2,740,367 Ginnie Mae II Pool 3 .500 01/20/48 2,479,417
3,434,078 Ginnie Mae II Pool 4 .000 05/20/48 3,201,517
2,554,210 Ginnie Mae II Pool 4 .000 06/20/48 2,382,714
5,926,201 Ginnie Mae II Pool 3 .500 07/20/48 5,351,336
2,656,064 Ginnie Mae II Pool 4 .000 08/20/48 2,476,116
1,791,298 Ginnie Mae II Pool 5 .000 08/20/48 1,761,880
1,701,244 Ginnie Mae II Pool 4 .500 09/20/48 1,630,492
1,443,189 Ginnie Mae II Pool 5 .000 10/20/48 1,421,492
1,189,861 Ginnie Mae II Pool 4 .500 11/20/48 1,140,253
2,735,493 Ginnie Mae II Pool 3 .500 04/20/49 2,467,216
9,230,170 Ginnie Mae II Pool 4 .500 04/20/49 8,843,582
2,837,600 Ginnie Mae II Pool 4 .000 05/20/49 2,636,814
1,791,904 Ginnie Mae II Pool 3 .500 06/20/49 1,612,788
4,072,356 Ginnie Mae II Pool 3 .500 09/20/49 3,662,856
2,932,931 Ginnie Mae II Pool 3 .500 11/20/49 2,637,135
23,300,741 Ginnie Mae II Pool 2 .500 12/20/49 19,585,682
51,933,950 Ginnie Mae II Pool 3 .000 02/20/50 45,259,255
6,300,324 Ginnie Mae II Pool 3 .500 02/20/50 5,698,042
8,911,065 Ginnie Mae II Pool 3 .500 04/20/50 8,029,268
8,579,648 Ginnie Mae II Pool 3 .000 05/20/50 7,475,156
4,293,797 Ginnie Mae II Pool 2 .000 08/20/50 3,445,488
8,706,406 Ginnie Mae II Pool 2 .500 08/20/50 7,301,929
14,019,049 Ginnie Mae II Pool 2 .500 10/20/50 11,748,833
37,147,951 Ginnie Mae II Pool 2 .000 11/20/50 29,779,964
19,637,961 Ginnie Mae II Pool 2 .500 12/20/50 16,453,720
21,762,306 Ginnie Mae II Pool 2 .000 01/20/51 17,421,022
5,414,900 Ginnie Mae II Pool 2 .500 01/20/51 4,533,257
19,343,696 Ginnie Mae II Pool 2 .000 02/20/51 15,495,322
3,691,323 Ginnie Mae II Pool 1 .500 04/20/51 2,849,872
15,354,547 Ginnie Mae II Pool 2 .000 04/20/51 12,293,823
35,198,265 Ginnie Mae II Pool 2 .500 04/20/51 29,415,873
13,170,384 Ginnie Mae II Pool 2 .500 05/20/51 11,015,727
11,222,748 Ginnie Mae II Pool 2 .000 06/20/51 8,985,547
3,176,899 Ginnie Mae II Pool 3 .000 06/20/51 2,759,877
62,738,102 Ginnie Mae II Pool 2 .500 07/20/51 52,430,737
5,677,447 Ginnie Mae II Pool 2 .000 08/20/51 4,545,629
23,739,075 Ginnie Mae II Pool 2 .500 08/20/51 19,838,874
7,149,041 Ginnie Mae II Pool 3 .000 08/20/51 6,203,410
24,493,231 Ginnie Mae II Pool 2 .500 09/20/51 20,469,074
5,289,255 Ginnie Mae II Pool 3 .000 09/20/51 4,595,354
2,132,260 Ginnie Mae II Pool 3 .000 10/20/51 1,851,251

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 142,449,047 Ginnie Mae II Pool 2 .000% 11/20/51 $ 114,050,259
2,063,898 Ginnie Mae II Pool 3 .500 11/20/51 1,851,337
15,875,978 Ginnie Mae II Pool 2 .000 12/20/51 12,710,831
23,360,079 Ginnie Mae II Pool 2 .500 12/20/51 19,521,962
22,783,497 Ginnie Mae II Pool 3 .000 12/20/51 19,780,504
3,890,708 Ginnie Mae II Pool 3 .500 01/20/52 3,483,349
12,023,223 Ginnie Mae II Pool 2 .500 02/20/52 10,047,460
19,468,817 Ginnie Mae II Pool 3 .500 02/20/52 17,412,509
8,683,525 Ginnie Mae II Pool 2 .000 04/20/52 6,954,723
22,731,316 Ginnie Mae II Pool 2 .500 04/20/52 18,995,839
16,300,857 Ginnie Mae II Pool 3 .000 04/20/52 14,142,961
15,213,782 Ginnie Mae II Pool 2 .000 05/20/52 12,186,224
13,025,538 Ginnie Mae II Pool 2 .500 05/20/52 10,885,024
7,659,479 Ginnie Mae II Pool 3 .000 05/20/52 6,645,521
8,332,504 Ginnie Mae II Pool 4 .000 05/20/52 7,679,357
9,939,907 Ginnie Mae II Pool 3 .000 06/20/52 8,624,070
8,376,712 Ginnie Mae II Pool 4 .000 06/20/52 7,725,219
2,910,957 Ginnie Mae II Pool 3 .000 07/20/52 2,528,759
14,299,380 Ginnie Mae II Pool 3 .500 07/20/52 12,788,985
4,202,447 Ginnie Mae II Pool 4 .500 07/20/52 3,981,916
4,181,504 Ginnie Mae II Pool 3 .500 08/20/52 3,739,818
8,566,624 Ginnie Mae II Pool 4 .000 08/20/52 7,895,097
6,169,764 Ginnie Mae II Pool 4 .500 08/20/52 5,845,039
4,140,215 Ginnie Mae II Pool 5 .000 08/20/52 4,029,471
7,279,649 Ginnie Mae II Pool 3 .500 09/20/52 6,510,694
16,380,442 Ginnie Mae II Pool 4 .000 09/20/52 15,106,573
36,301,067 Ginnie Mae II Pool 4 .500 09/20/52 34,384,869
4,166,661 Ginnie Mae II Pool 5 .000 09/20/52 4,054,995
7,648,429 Ginnie Mae II Pool 5 .500 09/20/52 7,619,611
6,688,560 Ginnie Mae II Pool 3 .500 10/20/52 5,982,027
18,633,603 Ginnie Mae II Pool 4 .000 10/20/52 17,172,920
1,913,997 Ginnie Mae II Pool 3 .500 11/20/52 1,711,822
4,367,129 Ginnie Mae II Pool 4 .500 11/20/52 4,135,486
26,885,917 Ginnie Mae II Pool 5 .000 11/20/52 26,159,863
8,151,229 Ginnie Mae II Pool 5 .500 11/20/52 8,117,183
9,402,336 Ginnie Mae II Pool 3 .500 12/20/52 8,409,231
1,018,627 Ginnie Mae II Pool 4 .000 12/20/52 938,778
8,193,476 Ginnie Mae II Pool 4 .500 12/20/52 7,758,871
7,048,251 Ginnie Mae II Pool 5 .500 12/20/52 7,007,180
4,045,866 Ginnie Mae II Pool 6 .000 12/20/52 4,092,357
2,560,188 Ginnie Mae II Pool 5 .000 01/20/53 2,485,068
5,993,772 Ginnie Mae II Pool 6 .000 01/20/53 6,076,443
3,654,483 Ginnie Mae II Pool 6 .500 01/20/53 3,729,286
5,054,504 Ginnie Mae II Pool 2 .500 02/20/53 4,228,387
4,347,713 Ginnie Mae II Pool 3 .000 02/20/53 3,786,148
1,821,974 Ginnie Mae II Pool 4 .000 02/20/53 1,679,157
1,464,179 Ginnie Mae II Pool 4 .500 02/20/53 1,386,138
5,337,136 Ginnie Mae II Pool 5 .000 02/20/53 5,191,225
4,910,354 Ginnie Mae II Pool 5 .500 02/20/53 4,884,925
2,795,717 Ginnie Mae II Pool 4 .500 03/20/53 2,646,706
18,032,368 Ginnie Mae II Pool 5 .000 03/20/53 17,536,605
4,830,816 Ginnie Mae II Pool 5 .500 03/20/53 4,806,669
2,674,612 Ginnie Mae II Pool 6 .000 03/20/53 2,710,276
8,904,477 Ginnie Mae II Pool 4 .000 04/20/53 8,206,479
2,246,419 Ginnie Mae II Pool 5 .500 04/20/53 2,234,731
4,746,734 Ginnie Mae II Pool 4 .500 05/20/53 4,492,262
14,779,536 Ginnie Mae II Pool 5 .000 05/20/53 14,366,361
3,084,083 Ginnie Mae II Pool 3 .500 06/20/53 2,771,861
15,592,167 Ginnie Mae II Pool 5 .500 06/20/53 15,493,924
4,152,544 Ginnie Mae II Pool 6 .500 06/20/53 4,235,353
10,770,430 Ginnie Mae II Pool 4 .500 07/20/53 10,189,690
7,674,271 Ginnie Mae II Pool 5 .000 07/20/53 7,457,362

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,329,073 Ginnie Mae II Pool 5 .500% 07/20/53 $ 4,303,888
6,715,686 Ginnie Mae II Pool 6 .000 07/20/53 6,788,566
11,613,785 Ginnie Mae II Pool 5 .500 08/20/53 11,543,843
2,233,932 Ginnie Mae II Pool 6 .000 08/20/53 2,250,487
1,585,528 Ginnie Mae II Pool 7 .000 08/20/53 1,629,437
4,804,280 Ginnie Mae II Pool 5 .000 09/20/53 4,667,008
9,276,019 Ginnie Mae II Pool 6 .000 09/20/53 9,378,019
11,089,219 Ginnie Mae II Pool 6 .000 11/20/53 11,194,702
8,211,221 Ginnie Mae II Pool 6 .500 11/20/53 8,356,301
3,723,060 Ginnie Mae II Pool 7 .000 11/20/53 3,816,395
3,863,981 Ginnie Mae II Pool 7 .000 12/20/53 3,968,851
11,015,614 Ginnie Mae II Pool 5 .500 01/20/54 10,941,378
6,024,303 Ginnie Mae II Pool 6 .000 01/20/54 6,068,947
9,193,233 Ginnie Mae II Pool 6 .500 01/20/54 9,363,367
3,039,610 Ginnie Mae II Pool 4 .500 02/20/54 2,874,771
8,688,043 Ginnie Mae II Pool 5 .000 02/20/54 8,437,117
2,328,622 Ginnie Mae II Pool 6 .000 02/20/54 2,345,879
2,058,237 Ginnie Mae II Pool 6 .500 02/20/54 2,096,797
4,131,707 Ginnie Mae II Pool 6 .000 03/20/54 4,162,326
5,131,338 Ginnie Mae II Pool 5 .000 04/20/54 4,982,869
2,996,451 Ginnie Mae II Pool 5 .500 04/20/54 2,973,496
6,599,693 Ginnie Mae II Pool 6 .000 04/20/54 6,648,691
3,061,126 Ginnie Mae II Pool 5 .000 05/20/54 2,972,399
16,770,559 Ginnie Mae II Pool 5 .500 05/20/54 16,651,527
5,200,863 Ginnie Mae II Pool 4 .500 06/20/54 4,918,814
9,714,920 Ginnie Mae II Pool 6 .000 06/20/54 9,786,914
4,783,979 Ginnie Mae II Pool 6 .500 06/20/54 4,869,907
9,132,980 Ginnie Mae II Pool 6 .500 07/20/54 9,295,065
21,752,980 Ginnie Mae II Pool 5 .500 08/20/54 21,591,899
13,580,044 Ginnie Mae II Pool 6 .000 08/20/54 13,680,681
16,819,888 Ginnie Mae II Pool 5 .500 09/20/54 16,691,031
15,670,602 Ginnie Mae II Pool 6 .000 09/20/54 15,789,457
10,562,964 Ginnie Mae II Pool 4 .500 10/20/54 9,990,083
10,229,922 Ginnie Mae II Pool 5 .000 10/20/54 9,931,290
6,788,206 Ginnie Mae II Pool 6 .500 10/20/54 6,908,682
12,128,579 Ginnie Mae II Pool 5 .000 11/20/54 11,772,654
7,959,787 Ginnie Mae II Pool 5 .500 11/20/54 7,900,030
2,888,529 Ginnie Mae II Pool 7 .000 11/20/54 2,973,092
10,250,000 Ginnie Mae II Pool 5 .000 12/20/54 9,949,202
TOTAL MORTGAGE BACKED 6,492,581,925
MUNICIPAL BONDS - 0.6%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 191,355
250,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 195,058
300,000 American Municipal Power, Inc 7 .834 02/15/41 354,134
455,000 American Municipal Power, Inc 6 .270 02/15/50 470,360
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,470,379
490,000 Bay Area Toll Authority 6 .918 04/01/40 544,840
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,116,617
755,000 Bay Area Toll Authority 3 .126 04/01/55 495,252
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 162,240
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 656,803
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 448,326
500,000 California Earthquake Authority 5 .603 07/01/27 502,118
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 90,752
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 88,828
200,000 California Institute of Technology 4 .321 08/01/45 173,745
750,000 California Institute of Technology 3 .650 09/01/19 476,746
200,000 California State University 3 .899 11/01/47 163,613
1,000,000 California State University 2 .897 11/01/51 693,680
750,000 California State University 2 .975 11/01/51 502,822
950,000 California State University 2 .939 11/01/52 633,802
2,000,000 California State University 5 .183 11/01/53 1,918,811

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 720,000 Central Puget Sound Regional Transit Authority 5 .491% 11/01/39 $ 720,348
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,150,429
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,367,738
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 175,544
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 175,278
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 542,902
690,000 City of Houston TX 3 .961 03/01/47 581,451
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 119,633
1,000,000 City of New York NY 4 .610 09/01/37 949,269
1,000,000 City of New York NY 5 .264 10/01/44 974,313
755,000 City of New York NY 5 .094 10/01/49 716,862
345,000 City of New York NY 5 .263 10/01/52 335,626
1,440,000 City of New York NY 5 .828 10/01/53 1,509,292
1,000,000 City of New York NY 5 .114 10/01/54 947,626
1,000,000 City of Riverside CA 3 .857 06/01/45 849,889
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 751,541
875,000 City of Tucson AZ 2 .856 07/01/47 620,847
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 156,676
200,000 Commonwealth Financing Authority 4 .014 06/01/33 190,285
100,000 Commonwealth Financing Authority 3 .864 06/01/38 88,992
100,000 Commonwealth Financing Authority 4 .144 06/01/38 90,535
645,000 Commonwealth Financing Authority 3 .807 06/01/41 538,341
825,000 Commonwealth Financing Authority 2 .991 06/01/42 608,585
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 969,113
396,010 Commonwealth of Massachusetts 4 .110 07/15/31 387,029
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 77,506
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 508,839
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 499,815
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 103,825
200,000 County of Clark Department of Aviation 6 .820 07/01/45 223,022
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 119,913
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 528,932
1,000,000 County of Riverside CA 3 .818 02/15/38 893,489
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 987,075
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 687,638
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 205,411
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 180,765
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 74,785
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 179,470
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 146,024
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 194,945
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 386,279
350,000 Denver City & County School District No 4 .242 12/15/37 324,630
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 382,237
500,000 Duke University 2 .682 10/01/44 351,166
115,000 Duke University 3 .299 10/01/46 83,479
500,000 Duke University 2 .757 10/01/50 320,421
500,000 Duke University 2 .832 10/01/55 310,553
190,000 Empire State Development Corp 3 .900 03/15/33 184,632
810,000 Empire State Development Corp 3 .900 03/15/33 753,849
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 286,801
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 230,592
300,000 George Washington University 4 .300 09/15/44 257,163
200,000 George Washington University 4 .868 09/15/45 184,109
375,000 George Washington University 4 .126 09/15/48 304,961
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 825,003
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,198,396
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 331,819
560,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 507,512
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 741,771
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 674,186
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 155,946

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086% 09/15/51 $ 132,522
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 147,803
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,038,314
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 521,062
385,000 Indiana Finance Authority 3 .051 01/01/51 276,723
770,000 JobsOhio Beverage System 2 .833 01/01/38 612,167
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,014,410
240,000 Los Angeles Community College District 6 .750 08/01/49 267,353
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,627,900
759,985 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 764,183
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 971,746
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,000,513
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 947,483
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 774,002
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 990,856
765,000 Maryland Economic Development Corp 5 .433 05/31/56 735,956
940,000 Maryland Economic Development Corp 5 .942 05/31/57 957,041
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 737,556
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 678,226
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 876,262
100,000 Massachusetts School Building Authority 5 .715 08/15/39 101,535
500,000 Massachusetts School Building Authority 3 .395 10/15/40 405,329
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4 .053 07/01/26 198,879
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 106,746
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 997,822
1,010,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,182,015
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 21,502
460,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 462,407
350,000 Michigan Finance Authority 3 .384 12/01/40 280,224
235,000 Michigan State University 4 .496 08/15/48 213,325
1,000,000 Michigan State University 4 .165 08/15/22 737,977
770,000 Michigan Strategic Fund 3 .225 09/01/47 572,861
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 497,163
235,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 251,039
468,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 502,662
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,001,986
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,530,961
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,117,948
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,259,128
2,000,000 New York City Transitional Finance Authority 4 .375 05/01/37 1,838,726
130,000 New York State Dormitory Authority 5 .628 03/15/39 130,192
545,000 New York State Dormitory Authority 5 .600 03/15/40 541,279
200,000 New York State Dormitory Authority 4 .946 08/01/48 176,006
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,112,867
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 440,246
594,007 Oklahoma Development Finance Authority 3 .877 05/01/37 567,744
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 463,728
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 683,247
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 227,834
415,324 Oregon School Boards Association 4 .759 06/30/28 415,343
250,000 Oregon School Boards Association 5 .680 06/30/28 254,281
1,000,000 Oregon State University 3 .424 03/01/60 695,052
500,000 Pennsylvania State University 2 .790 09/01/43 374,652
205,000 Pennsylvania State University 2 .840 09/01/50 138,038
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 242,746
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 150,326
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,287,863
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 511,958
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 273,993
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 956,002
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 162,260
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 635,991

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 400,000 Port Authority of New York & New Jersey 4 .229% 10/15/57 $ 325,019
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,029,689
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 1,978,339
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 159,282
1,000,000 Port of Morrow OR 2 .543 09/01/40 728,809
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 949,649
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 491,038
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,293,989
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 484,505
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 470,375
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 393,710
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 339,848
185,000 Sales Tax Securitization Corp 4 .637 01/01/40 174,399
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 894,796
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 164,379
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 791,318
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 182,911
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 92,500
500,000 San Diego County Water Authority 6 .138 05/01/49 517,140
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 921,954
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 753,073
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 88,910
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 737,560
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 695,659
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 345,073
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,022,163
200,000 State of California 3 .375 04/01/25 199,519
200,000 State of California 3 .500 04/01/28 194,222
1,000,000 State of California 5 .750 10/01/31 1,049,642
1,000,000 State of California 6 .000 03/01/33 1,067,368
300,000 State of California 4 .500 04/01/33 289,285
250,000 State of California 7 .500 04/01/34 285,506
1,000,000 State of California 5 .125 03/01/38 980,007
225,000 State of California 4 .600 04/01/38 209,663
1,285,000 State of California 7 .550 04/01/39 1,520,904
3,400,000 State of California 7 .300 10/01/39 3,875,833
2,740,000 State of California 7 .625 03/01/40 3,231,974
1,500,000 State of California 7 .600 11/01/40 1,788,299
595,000 State of California 5 .200 03/01/43 577,132
620,000 State of Connecticut 5 .850 03/15/32 651,795
5,600,000 State of Illinois 5 .100 06/01/33 5,524,614
1,095,769 State of Illinois 6 .725 04/01/35 1,140,621
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,508,929
66,976 State of Oregon 5 .892 06/01/27 68,666
600,000 State of Texas 4 .631 04/01/33 588,550
50,000 State of Texas 5 .517 04/01/39 50,056
1,000,000 State of Texas 4 .681 04/01/40 924,917
98,408 State of Utah 3 .539 07/01/25 98,060
200,000 State of Wisconsin 3 .154 05/01/27 194,207
200,000 State of Wisconsin 3 .954 05/01/36 181,648
604,000 State Public School Building Authority 5 .000 09/15/27 609,867
100,000 Sumter Landing Community Development District 4 .172 10/01/47 86,756
926,906 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 929,426
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,252,687
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 340,734
300,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 300,768
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,201,920
100,000 The Ohio State University 4 .910 06/01/40 93,674
220,000 Trustees of Princeton University 5 .700 03/01/39 230,954
1,000,000 (a) Trustees of the University of Pennsylvania 2 .396 10/01/50 590,403
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 82,529
500,000 (a) Trustees of the University of Pennsylvania 3 .610 02/15/19 316,502

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 University of California 0 .883% 05/15/25 $ 987,120
200,000 University of California 3 .063 07/01/25 198,823
1,000,000 University of California 1 .316 05/15/27 929,492
500,000 University of California 3 .349 07/01/29 474,470
1,000,000 University of California 1 .614 05/15/30 852,310
200,000 University of California 3 .931 05/15/45 178,886
200,000 University of California 4 .131 05/15/45 175,505
1,500,000 University of California 3 .071 05/15/51 991,927
860,000 University of California 4 .858 05/15/12 716,017
200,000 University of California 4 .767 05/15/15 163,383
500,000 University of Chicago 2 .761 04/01/45 379,546
300,000 University of Chicago 4 .003 10/01/53 242,913
750,000 University of Michigan 2 .437 04/01/40 535,800
1,000,000 University of Michigan 3 .599 04/01/47 819,856
500,000 University of Michigan 2 .562 04/01/50 308,598
750,000 University of Michigan 3 .504 04/01/52 553,241
500,000 University of Michigan 3 .504 04/01/52 368,827
750,000 University of Michigan 4 .454 04/01/22 589,572
1,500,000 University of Minnesota 4 .048 04/01/52 1,219,203
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 352,790
300,000 University of Southern California 3 .028 10/01/39 237,237
200,000 University of Southern California 3 .841 10/01/47 160,829
500,000 University of Southern California 2 .805 10/01/50 318,819
200,000 University of Southern California 5 .250 10/01/11 184,100
1,000,000 University of Virginia 2 .256 09/01/50 578,175
1,600,000 University of Virginia 2 .584 11/01/51 975,955
500,000 University of Virginia 3 .227 09/01/19 286,027
TOTAL MUNICIPAL BONDS 147,112,490
U.S. TREASURY SECURITIES - 43.1%
87,000,000 United States Treasury Note/Bond 0 .250 10/31/25 84,196,074
30,000,000 United States Treasury Note/Bond 2 .250 11/15/25 29,486,660
265,000,000 United States Treasury Note/Bond 0 .375 11/30/25 255,899,463
25,000,000 United States Treasury Note/Bond 4 .875 11/30/25 25,135,607
50,000,000 United States Treasury Note/Bond 0 .375 12/31/25 48,146,262
126,000,000 United States Treasury Note/Bond 0 .375 01/31/26 120,898,370
25,000,000 United States Treasury Note/Bond 4 .250 01/31/26 25,000,482
137,000,000 United States Treasury Note/Bond 0 .500 02/28/26 131,255,472
27,000,000 United States Treasury Note/Bond 4 .625 02/28/26 27,109,255
30,000,000 United States Treasury Note/Bond 4 .625 03/15/26 30,129,661
90,000,000 United States Treasury Note/Bond 0 .750 03/31/26 86,205,514
50,000,000 United States Treasury Note/Bond 2 .250 03/31/26 48,792,361
43,000,000 United States Treasury Note/Bond 4 .500 03/31/26 43,117,079
120,000,000 United States Treasury Note/Bond 0 .750 04/30/26 114,617,785
30,000,000 United States Treasury Note/Bond 1 .625 05/15/26 28,955,697
165,000,000 United States Treasury Note/Bond 0 .750 05/31/26 157,149,087
10,000,000 United States Treasury Note/Bond 4 .875 05/31/26 10,082,795
10,000,000 United States Treasury Note/Bond 4 .125 06/15/26 9,982,819
135,000,000 United States Treasury Note/Bond 0 .875 06/30/26 128,450,665
27,500,000 United States Treasury Note/Bond 4 .625 06/30/26 27,647,267
25,000,000 United States Treasury Note/Bond 4 .500 07/15/26 25,090,002
85,000,000 United States Treasury Note/Bond 0 .625 07/31/26 80,328,956
115,000,000 United States Treasury Note/Bond 0 .750 08/31/26 108,600,156
31,500,000 United States Treasury Note/Bond 4 .625 09/15/26 31,687,619
60,000,000 United States Treasury Note/Bond 0 .875 09/30/26 56,621,476
71,000,000 United States Treasury Note/Bond 1 .625 09/30/26 67,897,938
35,000,000 United States Treasury Note/Bond 3 .500 09/30/26 34,559,139
170,000,000 United States Treasury Note/Bond 1 .125 10/31/26 160,707,560
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,543,234
30,000,000 United States Treasury Note/Bond 4 .625 11/15/26 30,195,500
115,000,000 United States Treasury Note/Bond 1 .250 11/30/26 108,723,705
100,000,000 United States Treasury Note/Bond 4 .250 11/30/26 99,980,115
30,000,000 United States Treasury Note/Bond 4 .375 12/15/26 30,067,975

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 81,000,000 United States Treasury Note/Bond 1 .250% 12/31/26 $ 76,396,373
89,500,000 United States Treasury Note/Bond 1 .750 12/31/26 85,280,354
72,000,000 United States Treasury Note/Bond 1 .500 01/31/27 68,090,957
30,000,000 United States Treasury Note/Bond 4 .125 02/15/27 29,918,243
87,000,000 United States Treasury Note/Bond 1 .875 02/28/27 82,762,856
45,000,000 United States Treasury Note/Bond 4 .250 03/15/27 44,988,264
97,000,000 United States Treasury Note/Bond 2 .500 03/31/27 93,401,583
50,000,000 United States Treasury Note/Bond 4 .500 04/15/27 50,250,824
11,000,000 United States Treasury Note/Bond 2 .750 04/30/27 10,634,512
30,000,000 United States Treasury Note/Bond 4 .500 05/15/27 30,149,429
40,000,000 United States Treasury Note/Bond 2 .625 05/31/27 38,507,016
47,600,000 United States Treasury Note/Bond 4 .625 06/15/27 47,999,037
5,000,000 United States Treasury Note/Bond 0 .500 06/30/27 4,558,691
96,000,000 United States Treasury Note/Bond 3 .250 06/30/27 93,748,513
111,000,000 United States Treasury Note/Bond 2 .750 07/31/27 106,901,110
46,000,000 United States Treasury Note/Bond 2 .250 08/15/27 43,724,604
120,000,000 United States Treasury Note/Bond 3 .750 08/15/27 118,475,418
48,000,000 United States Treasury Note/Bond 3 .125 08/31/27 46,617,692
30,000,000 United States Treasury Note/Bond 3 .375 09/15/27 29,316,591
58,000,000 United States Treasury Note/Bond 4 .125 09/30/27 57,770,953
15,000,000 United States Treasury Note/Bond 3 .875 10/15/27 14,842,345
163,000,000 United States Treasury Note/Bond 4 .125 10/31/27 162,356,882
65,000,000 United States Treasury Note/Bond 4 .125 11/15/27 64,713,182
75,000,000 United States Treasury Note/Bond 0 .625 11/30/27 67,549,525
128,500,000 United States Treasury Note/Bond 3 .875 11/30/27 127,049,708
37,000,000 United States Treasury Note/Bond 3 .875 12/31/27 36,575,311
54,000,000 United States Treasury Note/Bond 3 .500 01/31/28 52,762,155
48,800,000 United States Treasury Note/Bond 2 .750 02/15/28 46,596,642
86,000,000 United States Treasury Note/Bond 4 .000 02/29/28 85,218,014
14,500,000 United States Treasury Note/Bond 3 .625 03/31/28 14,201,632
14,000,000 United States Treasury Note/Bond 3 .500 04/30/28 13,646,850
66,000,000 United States Treasury Note/Bond 2 .875 05/15/28 63,043,434
116,000,000 United States Treasury Note/Bond 3 .625 05/31/28 113,459,164
20,000,000 United States Treasury Note/Bond 1 .250 06/30/28 18,020,413
141,500,000 United States Treasury Note/Bond 4 .000 06/30/28 140,036,940
81,000,000 United States Treasury Note/Bond 4 .125 07/31/28 80,440,990
50,000,000 United States Treasury Note/Bond 1 .125 08/31/28 44,595,954
40,000,000 United States Treasury Note/Bond 4 .375 08/31/28 40,031,790
24,000,000 United States Treasury Note/Bond 4 .625 09/30/28 24,224,412
10,000,000 United States Treasury Note/Bond 1 .375 10/31/28 8,956,699
98,000,000 United States Treasury Note/Bond 4 .875 10/31/28 99,762,447
85,000,000 United States Treasury Note/Bond 3 .125 11/15/28 81,335,288
70,000,000 United States Treasury Note/Bond 1 .500 11/30/28 62,869,183
47,500,000 United States Treasury Note/Bond 4 .375 11/30/28 47,519,226
75,000,000 United States Treasury Note/Bond 3 .750 12/31/28 73,316,353
50,000,000 United States Treasury Note/Bond 1 .750 01/31/29 45,150,711
84,500,000 United States Treasury Note/Bond 4 .000 01/31/29 83,342,513
50,000,000 United States Treasury Note/Bond 2 .625 02/15/29 46,746,533
112,500,000 United States Treasury Note/Bond 4 .250 02/28/29 111,974,165
50,000,000 United States Treasury Note/Bond 2 .375 03/31/29 46,144,902
81,000,000 United States Treasury Note/Bond 4 .125 03/31/29 80,203,680
30,000,000 United States Treasury Note/Bond 2 .875 04/30/29 28,237,755
135,000,000 United States Treasury Note/Bond 4 .625 04/30/29 136,293,848
92,000,000 United States Treasury Note/Bond 2 .375 05/15/29 84,802,345
50,000,000 United States Treasury Note/Bond 2 .750 05/31/29 46,748,416
162,000,000 United States Treasury Note/Bond 4 .500 05/31/29 162,774,098
107,500,000 United States Treasury Note/Bond 4 .250 06/30/29 106,904,931
136,500,000 United States Treasury Note/Bond 4 .000 07/31/29 134,336,532
22,000,000 United States Treasury Note/Bond 1 .625 08/15/29 19,525,909
79,000,000 United States Treasury Note/Bond 3 .625 08/31/29 76,491,733
44,000,000 United States Treasury Note/Bond 3 .500 09/30/29 42,336,525
44,000,000 United States Treasury Note/Bond 4 .000 10/31/29 43,259,513

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 80,500,000 United States Treasury Note/Bond 4 .125% 10/31/29 $ 79,572,933
50,000,000 United States Treasury Note/Bond 3 .875 11/30/29 48,877,211
182,500,000 United States Treasury Note/Bond 4 .125 11/30/29 180,426,579
45,000,000 United States Treasury Note/Bond 4 .375 12/31/29 44,977,394
80,000,000 United States Treasury Note/Bond 3 .500 01/31/30 76,750,141
117,000,000 United States Treasury Note/Bond 1 .500 02/15/30 101,592,877
50,000,000 United States Treasury Note/Bond 4 .000 02/28/30 49,074,349
50,000,000 United States Treasury Note/Bond 3 .625 03/31/30 48,187,520
42,000,000 United States Treasury Note/Bond 3 .500 04/30/30 40,191,987
50,000,000 United States Treasury Note/Bond 0 .625 05/15/30 41,026,791
49,000,000 United States Treasury Note/Bond 3 .750 05/31/30 47,426,569
75,000,000 United States Treasury Note/Bond 3 .750 06/30/30 72,553,516
71,000,000 United States Treasury Note/Bond 4 .000 07/31/30 69,510,445
37,000,000 United States Treasury Note/Bond 0 .625 08/15/30 30,047,492
32,750,000 United States Treasury Note/Bond 4 .125 08/31/30 32,245,820
20,000,000 United States Treasury Note/Bond 4 .625 09/30/30 20,185,859
60,000,000 United States Treasury Note/Bond 4 .875 10/31/30 61,323,940
64,000,000 United States Treasury Note/Bond 0 .875 11/15/30 52,363,812
30,000,000 United States Treasury Note/Bond 4 .000 01/31/31 29,269,471
30,000,000 United States Treasury Note/Bond 1 .125 02/15/31 24,757,428
50,000,000 United States Treasury Note/Bond 4 .250 02/28/31 49,432,695
35,000,000 United States Treasury Note/Bond 4 .125 03/31/31 34,356,628
121,000,000 United States Treasury Note/Bond 1 .625 05/15/31 102,079,899
8,000,000 United States Treasury Note/Bond 4 .625 05/31/31 8,065,696
25,000,000 United States Treasury Note/Bond 4 .250 06/30/31 24,685,629
56,000,000 United States Treasury Note/Bond 4 .125 07/31/31 54,884,272
39,000,000 United States Treasury Note/Bond 1 .250 08/15/31 31,827,210
9,000,000 United States Treasury Note/Bond 3 .750 08/31/31 8,622,703
110,000,000 United States Treasury Note/Bond 3 .625 09/30/31 104,528,659
18,200,000 United States Treasury Note/Bond 1 .375 11/15/31 14,872,355
62,000,000 United States Treasury Note/Bond 4 .125 11/30/31 60,676,287
40,000,000 United States Treasury Note/Bond 4 .500 12/31/31 40,033,299
48,500,000 United States Treasury Note/Bond 1 .875 02/15/32 40,792,914
41,000,000 United States Treasury Note/Bond 2 .875 05/15/32 36,822,193
60,500,000 United States Treasury Note/Bond 2 .750 08/15/32 53,653,165
18,000,000 United States Treasury Note/Bond 4 .125 11/15/32 17,555,738
4,000,000 United States Treasury Note/Bond 3 .500 02/15/33 3,721,173
93,250,000 United States Treasury Note/Bond 3 .375 05/15/33 85,694,643
66,510,000 United States Treasury Note/Bond 3 .875 08/15/33 63,298,850
54,000,000 United States Treasury Note/Bond 4 .500 11/15/33 53,755,560
88,000,000 United States Treasury Note/Bond 4 .000 02/15/34 84,247,604
108,000,000 United States Treasury Note/Bond 4 .375 05/15/34 106,339,927
113,000,000 United States Treasury Note/Bond 3 .875 08/15/34 106,845,824
121,000,000 United States Treasury Note/Bond 4 .250 11/15/34 117,846,327
21,250,000 United States Treasury Note/Bond 4 .500 02/15/36 21,219,314
22,400,000 United States Treasury Note/Bond 5 .000 05/15/37 23,206,045
179,483,000 United States Treasury Note/Bond 3 .500 02/15/39 157,319,045
2,000,000 United States Treasury Note/Bond 4 .500 08/15/39 1,946,737
44,850,000 United States Treasury Note/Bond 4 .375 11/15/39 42,985,667
57,000,000 United States Treasury Note/Bond 1 .125 05/15/40 34,281,537
32,500,000 United States Treasury Note/Bond 1 .125 08/15/40 19,378,652
17,585,000 United States Treasury Note/Bond 3 .875 08/15/40 15,824,093
127,500,000 United States Treasury Note/Bond 1 .375 11/15/40 78,914,331
11,185,000 United States Treasury Note/Bond 4 .250 11/15/40 10,512,352
76,500,000 United States Treasury Note/Bond 1 .875 02/15/41 51,248,177
76,000,000 United States Treasury Note/Bond 2 .250 05/15/41 53,932,979
26,350,000 United States Treasury Note/Bond 4 .375 05/15/41 25,093,005
70,000,000 United States Treasury Note/Bond 1 .750 08/15/41 45,327,326
10,000,000 United States Treasury Note/Bond 3 .750 08/15/41 8,796,814
21,150,000 United States Treasury Note/Bond 2 .000 11/15/41 14,200,528
48,300,000 United States Treasury Note/Bond 3 .125 11/15/41 38,866,397
13,500,000 United States Treasury Note/Bond 2 .375 02/15/42 9,610,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 18,550,000 United States Treasury Note/Bond 3 .125% 02/15/42 $ 14,882,001
22,000,000 United States Treasury Note/Bond 3 .000 05/15/42 17,265,926
5,500,000 United States Treasury Note/Bond 3 .250 05/15/42 4,473,644
20,000,000 United States Treasury Note/Bond 2 .750 08/15/42 15,025,675
70,000,000 United States Treasury Note/Bond 3 .375 08/15/42 57,781,648
62,300,000 United States Treasury Note/Bond 4 .000 11/15/42 56,056,014
40,300,000 United States Treasury Note/Bond 3 .875 02/15/43 35,557,804
10,250,000 United States Treasury Note/Bond 2 .875 05/15/43 7,763,507
73,500,000 United States Treasury Note/Bond 3 .875 05/15/43 64,687,648
20,500,000 United States Treasury Note/Bond 4 .375 08/15/43 19,288,910
117,800,000 United States Treasury Note/Bond 4 .750 11/15/43 116,312,887
91,000,000 United States Treasury Note/Bond 4 .500 02/15/44 86,856,718
71,000,000 United States Treasury Note/Bond 4 .625 05/15/44 68,831,475
103,250,000 United States Treasury Note/Bond 4 .125 08/15/44 93,438,131
71,500,000 United States Treasury Note/Bond 4 .625 11/15/44 69,327,106
16,000,000 United States Treasury Note/Bond 2 .500 02/15/45 11,101,172
22,000,000 United States Treasury Note/Bond 3 .000 05/15/45 16,622,537
16,000,000 United States Treasury Note/Bond 2 .875 08/15/45 11,801,081
27,000,000 United States Treasury Note/Bond 2 .500 05/15/46 18,385,323
13,300,000 United States Treasury Note/Bond 2 .875 11/15/46 9,662,450
28,000,000 United States Treasury Note/Bond 3 .000 02/15/47 20,748,093
30,000,000 United States Treasury Note/Bond 2 .750 08/15/47 21,097,887
45,000,000 United States Treasury Note/Bond 2 .750 11/15/47 31,575,739
38,500,000 United States Treasury Note/Bond 3 .000 02/15/48 28,241,725
48,500,000 United States Treasury Note/Bond 3 .125 05/15/48 36,329,662
35,500,000 United States Treasury Note/Bond 3 .000 08/15/48 25,927,455
35,000,000 United States Treasury Note/Bond 3 .375 11/15/48 27,335,929
82,500,000 United States Treasury Note/Bond 3 .000 02/15/49 60,022,186
10,500,000 United States Treasury Note/Bond 2 .875 05/15/49 7,443,142
7,500,000 United States Treasury Note/Bond 2 .250 08/15/49 4,643,522
8,615,000 United States Treasury Note/Bond 2 .375 11/15/49 5,474,252
35,850,000 United States Treasury Note/Bond 1 .250 05/15/50 16,995,944
28,000,000 United States Treasury Note/Bond 1 .375 08/15/50 13,653,364
68,500,000 United States Treasury Note/Bond 1 .625 11/15/50 35,716,242
50,000,000 United States Treasury Note/Bond 1 .875 02/15/51 27,804,376
52,500,000 United States Treasury Note/Bond 2 .375 05/15/51 33,012,795
44,575,000 United States Treasury Note/Bond 2 .000 08/15/51 25,470,591
47,500,000 United States Treasury Note/Bond 1 .875 11/15/51 26,198,237
45,000,000 United States Treasury Note/Bond 2 .250 02/15/52 27,280,810
29,000,000 United States Treasury Note/Bond 2 .875 05/15/52 20,280,620
30,000,000 United States Treasury Note/Bond 3 .000 08/15/52 21,523,992
55,250,000 United States Treasury Note/Bond 4 .000 11/15/52 48,128,752
34,600,000 United States Treasury Note/Bond 3 .625 02/15/53 28,112,173
94,000,000 United States Treasury Note/Bond 3 .625 05/15/53 76,412,808
56,000,000 United States Treasury Note/Bond 4 .125 08/15/53 49,876,049
55,000,000 United States Treasury Note/Bond 4 .750 11/15/53 54,411,178
83,000,000 United States Treasury Note/Bond 4 .250 02/15/54 75,716,772
62,250,000 United States Treasury Note/Bond 4 .625 05/15/54 60,481,959
76,000,000 United States Treasury Note/Bond 4 .375 08/15/54 69,403,262
73,000,000 United States Treasury Note/Bond 4 .500 11/15/54 69,600,244
TOTAL U.S. TREASURY SECURITIES 11,265,859,310
TOTAL GOVERNMENT BONDS
(Cost $20,730,145,353) 18,805,424,295
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.2%
ASSET BACKED - 0.5%
475,000 Ally Auto Receivables Trust 4 .940 10/15/29 477,163
Series - 2024 1 (Class A4)
119,463 American Airlines Pass Through Trust 3 .600 09/22/27 115,387
Series - 2015 2 (Class AA)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 123,882 American Airlines Pass Through Trust 3 .575% 01/15/28 $ 119,124
Series - 2016 1 (Class AA)
361,963 American Airlines Pass Through Trust 3 .200 06/15/28 341,834
Series - 2016 2 (Class AA)
513,990 American Airlines Pass Through Trust 3 .000 10/15/28 479,411
Series - 2016 3 (Class AA)
191,625 American Airlines Pass Through Trust 3 .650 02/15/29 182,374
Series - 2017 1 (Class AA)
566,891 American Airlines Pass Through Trust 3 .150 02/15/32 512,752
Series - 2020 A (Class AA)
3,000,000 American Express Credit Account Master Trust 3 .750 08/15/27 2,986,188
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4 .870 05/15/28 1,507,956
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5 .230 09/15/28 962,143
Series - 2023 3 (Class A)
950,000 American Express Credit Account Master Trust 4 .650 07/15/29 951,969
Series - 2024 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4 .800 05/15/30 1,006,995
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 5 .150 09/15/30 508,774
Series - 2023 4 (Class A)
149,631 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 148,785
Series - 2020 3 (Class C)
477,523 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 473,381
Series - 2021 1 (Class C)
51,587 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 51,488
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 489,842
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5 .810 05/18/28 1,015,165
Series - 2023 2 (Class A3)
1,000,000 BA Credit Card Trust 4 .980 11/15/28 1,009,701
Series - 2023 A2 (Class A2)
1,000,000 BMW Vehicle Lease Trust 5 .980 02/25/27 1,015,068
Series - 2023 2 (Class A4)
475,000 BMW Vehicle Lease Trust 4 .210 02/25/28 469,616
Series - 2024 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5 .250 11/26/29 1,012,730
Series - 2023 A (Class A4)
455,000 BMW Vehicle Owner Trust 5 .040 04/25/31 459,483
Series - 2024 A (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 9,380,438
Series - 2019 CF1 (Class A4)
5,024,163 Cantor Commercial Real Estate Lending 3 .623 05/15/52 4,753,840
Series - 2019 CF1 (Class A2)
3,000,000 Capital One MExecution Trust 3 .920 09/15/29 2,948,597
Series - 2024 A1 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,405,272
Series - 2019 A3 (Class A3)
895,000 Capital One Prime Auto Receivables Trust 4 .620 07/16/29 896,105
Series - 2024 1 (Class A3)
500,000 Capital One Prime Auto Receivables Trust 4 .660 01/15/30 500,004
Series - 2024 1 (Class A4)
323,706 CarMax Auto Owner Trust 0 .530 10/15/26 321,562
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 892,539
Series - 2021 1 (Class B)
332,854 CarMax Auto Owner Trust 1 .470 12/15/26 328,808
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 677,183
Series - 2022 1 (Class C)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 750,000 CarMax Auto Owner Trust 6 .000% 07/17/28 $ 763,477
Series - 2023 4 (Class A3)
750,000 CarMax Auto Owner Trust 5 .960 05/15/29 770,346
Series - 2023 4 (Class A4)
1,000,000 CarMax Auto Owner Trust 4 .940 08/15/29 1,005,366
Series - 2024 1 (Class A4)
1,000,000 CarMax Auto Owner Trust 5 .510 11/15/29 1,018,976
Series - 2024 2 (Class A4)
1,000,000 CarMax Auto Owner Trust 4 .640 04/15/30 997,020
Series - 2024 4 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 480,858
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3 .520 02/10/28 983,403
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 478,831
Series - 2022 P1 (Class C)
1,000,000 Carvana Auto Receivables Trust 4 .310 09/10/30 979,313
Series - 2024 P3 (Class A4)
450,000 Carvana Auto Receivables Trust 4 .740 12/10/30 447,501
Series - 2024 P4 (Class A4)
1,000,000 Chase Issuance Trust 3 .970 09/15/27 996,829
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5 .160 09/15/28 1,011,767
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5 .080 09/15/30 1,524,682
Series - 2023 A2 (Class A)
500,000 Citibank Credit Card Issuance Trust 5 .230 12/08/27 503,248
Series - 2023 A1 (Class A1)
76,347 CNH Equipment Trust 0 .440 08/17/26 75,794
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 972,764
Series - 2021 B (Class A4)
291,677 CNH Equipment Trust 5 .150 04/17/28 293,570
Series - 2022 C (Class A3)
555,000 CNH Equipment Trust 5 .460 03/17/31 566,945
Series - 2023 B (Class A4)
575,000 CNH Equipment Trust 4 .800 07/15/31 575,268
Series - 2024 A (Class A4)
1,000,000 CNH Equipment Trust 5 .230 11/17/31 1,011,805
Series - 2024 B (Class A4)
1,000,000 CNH Equipment Trust 4 .120 03/15/32 979,282
Series - 2024 C (Class A4)
75,954 Delta Air Lines Pass Through Trust 3 .625 07/30/27 73,668
Series - 2015 1 (Class AA)
219,278 Delta Air Lines Pass Through Trust 2 .000 06/10/28 201,875
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 5 .030 10/15/27 1,507,650
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4 .930 06/15/28 1,509,862
Series - 2023 A2 (Class A)
1,500,000 Discover Card Execution Note Trust 1 .030 09/15/28 1,414,788
Series - 2021 A2 (Class A2)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,475,717
Series - 2022 1A (Class D)
786,110 FedEx Corp Pass Through Trust 1 .875 02/20/34 653,245
Series - 2020 1 (Class AA)
950,000 Ford Credit Auto Lease Trust 5 .050 06/15/27 956,090
Series - 2024 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 977,053
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 975,326
Series - 2022 A (Class B)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,000,000 Ford Credit Auto Owner Trust 5 .490% 05/15/29 $ 1,017,443
Series - 2023 C (Class A4)
1,000,000 Ford Credit Auto Owner Trust 5 .010 09/15/29 1,008,634
Series - 2024 A (Class A4)
710,000 Ford Credit Auto Owner Trust 4 .110 07/15/30 697,678
Series - 2024 C (Class A4)
500,000 Ford Credit Auto Owner Trust 4 .660 09/15/30 500,182
Series - 2024 D (Class A4)
710,000 (c) Ford Credit Floorplan Master Owner Trust A 4 .300 09/15/29 702,657
Series - 2024 3 (Class A1)
975,000 (c) Ford Credit Floorplan Master Owner Trust A Series 5 .290 04/15/29 988,345
Series - 2024 1 (Class A1)
1,000,000 GM Financial Automobile Leasing Trust 5 .090 02/22/28 1,006,237
Series - 2024 1 (Class A4)
710,000 GM Financial Consumer Automobile Receivables Trust 5 .780 08/16/28 722,019
Series - 2023 4 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 5 .100 03/16/29 1,009,939
Series - 2024 2 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 4 .860 06/18/29 1,005,758
Series - 2024 1 (Class A4)
850,000 GM Financial Securitized Term 1 .510 04/17/28 825,516
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 986,964
Series - 2022 A (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 5 .290 12/15/31 1,015,511
Series - 2024 A (Class A4)
620,000 Harley-Davidson Motorcycle Trust 4 .280 04/15/32 611,811
Series - 2024 B (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 4 .330 05/15/29 995,191
Series - 2024 4 (Class A3)
500,000 Honda Auto Receivables Owner Trust 5 .660 02/21/30 510,142
Series - 2023 4 (Class A4)
1,500,000 Honda Auto Receivables Owner Trust 5 .170 05/15/30 1,518,570
Series - 2024 1 (Class A4)
795,000 Honda Auto Receivables Owner Trust 5 .210 07/18/30 806,518
Series - 2024 2 (Class A4)
475,000 Honda Auto Receivables Owner Trust 4 .510 11/21/30 473,449
Series - 2024 3 (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5 .310 08/15/29 1,014,418
Series - 2023 B (Class A4)
475,000 Hyundai Auto Receivables Trust 5 .550 12/17/29 485,837
Series - 2023 C (Class A4)
380,000 Hyundai Auto Receivables Trust 4 .740 09/16/30 380,499
Series - 2024 B (Class A4)
1,000,000 Hyundai Auto Receivables Trust 4 .920 01/15/31 1,007,228
Series - 2024 A (Class A4)
384,168 JetBlue Pass Through Trust 2 .750 05/15/32 333,472
Series - 2019 1 (Class AA)
738,252 JetBlue Pass Through Trust 4 .000 11/15/32 693,855
Series - 2020 1 (Class A)
101,385 John Deere Owner Trust 0 .520 03/16/26 100,880
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0 .740 05/15/28 495,392
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5 .110 05/15/30 1,007,924
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5 .390 08/15/30 1,015,519
Series - 2023 C (Class A4)
1,000,000 John Deere Owner Trust 5 .190 05/15/31 1,012,383
Series - 2024 B (Class A4)
475,000 John Deere Owner Trust 4 .150 08/15/31 467,161
Series - 2024 C (Class A4)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 1,000,000 John Deere Owner Trust 2024 4 .910% 02/18/31 $ 1,006,065
Series - 2024 A (Class A4)
475,000 Mercedes-Benz Auto Lease Trust 5 .320 02/15/30 480,785
Series - 2024 A (Class A4)
475,000 Mercedes-Benz Auto Lease Trust 4 .220 06/17/30 470,703
Series - 2024 B (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5 .250 02/15/29 1,010,585
Series - 2022 1 (Class A4)
905,000 Mercedes-Benz Auto Receivables Trust 4 .790 07/15/31 907,436
Series - 2024 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5 .472 05/15/56 1,006,546
Series - 2023 1 (Class A4)
1,000,000 Nissan Auto Lease Trust 4 .910 04/15/27 1,004,679
Series - 2024 A (Class A3)
1,000,000 Nissan Auto Lease Trust 5 .610 11/15/27 1,007,960
Series - 2023 B (Class A4)
1,000,000 Nissan Auto Lease Trust 4 .960 08/15/28 1,004,130
Series - 2024 B (Class A4)
940,000 Nissan Auto Receivables Owner Trust 5 .180 04/15/31 952,901
Series - 2024 A (Class A4)
475,000 Nissan Auto Receivables Owner Trust 4 .350 09/15/31 470,897
Series - 2024 B (Class A4)
395,627 Santander Drive Auto Receivables Trust 4 .430 03/15/27 395,422
Series - 2022 5 (Class B)
599,292 Santander Drive Auto Receivables Trust 1 .350 07/15/27 593,463
Series - 2021 2 (Class D)
500,000 Santander Drive Auto Receivables Trust 5 .950 01/17/28 503,141
Series - 2022 7 (Class B)
1,000,000 Santander Drive Auto Receivables Trust 6 .020 09/15/28 1,010,546
Series - 2023 5 (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 5 .230 12/15/28 1,005,879
Series - 2024 1 (Class B)
500,000 Santander Drive Auto Receivables Trust 6 .690 03/17/31 513,419
Series - 2022 7 (Class C)
1,000,000 Synchrony Card Funding LLC 5 .540 07/15/29 1,013,869
Series - 2023 A1 (Class A)
955,000 Synchrony Card Funding LLC 5 .040 03/15/30 962,515
Series - 2024 A1 (Class A)
1,230,000 Toyota Auto Receivables Owner 5 .490 03/15/29 1,255,568
Series - 2023 D (Class A4)
1,305,183 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,286,853
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 492,032
Series - 2022 B (Class A4)
1,145,000 Toyota Auto Receivables Owner Trust 5 .280 07/16/29 1,163,863
Series - 2024 B (Class A4)
1,000,000 Toyota Auto Receivables Owner Trust 4 .830 11/15/29 1,003,820
Series - 2024 C (Class A4)
700,000 Toyota Auto Receivables Owner Trust 4 .430 04/15/30 694,025
Series - 2024 D (Class A4)
138,197 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 131,304
Series - 2015 1 (Class A)
151,017 United Airlines Pass Through Trust 4 .300 08/15/25 150,185
Series - 2013 1 (Class A)
100,000 United Airlines Pass Through Trust 4 .875 01/15/26 99,838
Series - 2020 1 (Class B)
149,733 United Airlines Pass Through Trust 3 .750 09/03/26 146,779
Series - 2014 2 (Class A)
1,137,333 United Airlines Pass Through Trust 5 .875 10/15/27 1,161,516
Series - 2020 A (Class A)
117,800 United Airlines Pass Through Trust 3 .450 12/01/27 112,923
Series - 2015 1 (Class AA)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 126,128 United Airlines Pass Through Trust 3 .100% 07/07/28 $ 119,546
Series - 2016 1 (Class AA)
126,128 United Airlines Pass Through Trust 3 .450 07/07/28 118,340
Series - 2016 1 (Class A)
258,013 United Airlines Pass Through Trust 2 .875 10/07/28 240,973
Series - 2016 2 (Class AA)
1,064,975 United Airlines Pass Through Trust 3 .500 03/01/30 994,493
Series - 2018 1 (Class AA)
272,283 United Airlines Pass Through Trust 4 .150 08/25/31 259,874
Series - 2019 1 (Class AA)
195,604 United Airlines Pass Through Trust 2 .700 05/01/32 172,834
Series - 2019 2 (Class AA)
1,625,000 Verizon Master Trust 5 .340 04/22/30 1,652,371
Series - 2024 3 (Class A1A)
1,000,000 Verizon Master Trust 4 .170 08/20/30 990,384
Series - 2024 6 (Class A1A)
2,730,000 Verizon Master Trust Series 5 .210 06/20/29 2,755,261
Series - 2024 4 (Class A1A)
475,000 Volkswagen Auto Lease Trust 5 .200 12/20/28 479,516
Series - 2024 A (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced 5 .570 04/22/30 1,021,493
Series - 2023 2 (Class A4)
500,000 Volkswagen Auto Loan Enhanced Trust 4 .630 07/20/29 501,045
Series - 2024 1 (Class A3)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5 .010 01/22/30 1,006,304
Series - 2023 1 (Class A4)
3,000,000 WF Card Issuance Trust 4 .940 02/15/29 3,028,555
Series - 2024 A1 (Class A)
1,000,000 WF Card Issuance Trust 4 .290 10/15/29 993,217
Series - 2024 A2 (Class A)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 983,782
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 490,282
Series - 2021 B (Class B)
1,000,000 World Omni Auto Receivables Trust 5 .850 08/15/29 1,027,236
Series - 2023 D (Class A4)
1,000,000 World Omni Auto Receivables Trust 4 .840 10/15/29 999,685
Series - 2024 A (Class A4)
1,000,000 World Omni Auto Receivables Trust 4 .440 05/15/30 990,332
Series - 2024 C (Class A4)
1,000,000 World Omni Auto Receivables Trust 5 .230 07/15/30 1,014,367
Series - 2024 B (Class A4)
680,000 World Omni Automobile Lease Securitization Trust 5 .260 10/15/27 687,801
Series - 2024 A (Class A3)
950,000 World Omni Select Auto Trust 4 .980 02/15/30 954,696
Series - 2024 A (Class A3)
TOTAL ASSET BACKED 134,503,162
OTHER MORTGAGE BACKED - 1.7%
2,500,000 BANK 1 .650 12/15/53 2,090,276
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,238,205
Series - 2020 BN30 (Class A4)
500,000 (d) BANK 2 .111 12/15/53 409,047
Series - 2020 BN30 (Class AS)
500,000 (d) BANK 2 .445 12/15/53 404,559
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,677,536
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2 .036 02/15/54 836,030
Series - 2021 BN31 (Class A4)
500,000 (d) BANK 2 .211 02/15/54 410,859
Series - 2021 BN31 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 500,000 (d) BANK 2 .383% 02/15/54 $ 406,523
Series - 2021 BN31 (Class B)
500,000 (d) BANK 2 .545 02/15/54 385,570
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,921,777
Series - 2017 BNK9 (Class A4)
500,000 BANK 4 .399 08/15/55 472,625
Series - 2022 BNK43 (Class A5)
500,000 (d) BANK 5 .229 08/15/55 440,470
Series - 2022 BNK43 (Class C)
800,000 BANK 5 .203 02/15/56 796,414
Series - 2023 BNK45 (Class A5)
1,000,000 BANK 5 .745 08/15/56 1,031,009
Series - 2023 BNK46 (Class A4)
1,000,000 BANK 5 .716 06/15/57 1,035,996
Series - 2024 BNK47 (Class A5)
1,000,000 BANK 4 .775 10/15/57 963,250
Series - 2024 BNK48 (Class A4)
1,500,000 BANK 3 .390 06/15/60 1,443,887
Series - 2017 BNK5 (Class A5)
3,040,101 BANK 3 .641 02/15/61 2,998,567
Series - 2018 BN10 (Class ASB)
2,000,000 (d) BANK 3 .898 02/15/61 1,910,553
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 7,310,119
Series - 2019 BN18 (Class A4)
4,907,139 BANK 1 .584 03/15/63 4,127,346
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2 .438 06/15/63 826,220
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 857,965
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 845,885
Series - 2021 BN33 (Class AS)
500,000 BANK 3 .297 05/15/64 399,906
Series - 2021 BN33 (Class C)
1,000,000 (c),(d) BANK 2 .500 06/15/64 703,679
Series - 2021 BN35 (Class D)
500,000 (d) BANK5 6 .724 09/15/56 526,198
Series - 2023 5YR3 (Class A3)
1,731,227 BANK5 6 .500 12/15/56 1,809,421
Series - 2023 5YR4 (Class A3)
2,000,000 BANK5 5 .769 06/15/57 2,047,767
Series - 2024 5YR7 (Class A3)
658,000 BANK5 5 .614 08/15/57 670,052
Series - 2024 5YR9 (Class A3)
1,000,000 BANK5 5 .893 11/15/57 1,029,687
Series - 2024 5YR11 (Class A3)
500,000 (d) BANK5 5 .902 12/15/57 515,526
Series - 2024 5YR12 (Class A3)
500,000 BANK5 Trust 6 .225 05/15/57 520,031
Series - 2024 5YR6 (Class A3)
1,500,000 (d) Barclays Commercial Mortgage S 6 .094 05/15/57 1,543,057
Series - 2024 A (Class )
3,000,000 BBCMS Mortgage Trust 3 .674 02/15/50 2,912,023
Series - 2017 C1 (Class A4)
12,111,091 BBCMS Mortgage Trust 2 .690 02/15/53 11,661,416
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4 .441 09/15/55 477,383
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5 .310 07/15/56 504,296
Series - 2023 C20 (Class A4)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (d) BBCMS Mortgage Trust 6 .000% 09/15/56 $ 1,053,589
Series - 2023 C21 (Class A5)
955,000 BBCMS Mortgage Trust 6 .521 11/15/56 1,039,884
Series - 2023 C22 (Class A4)
1,500,000 BBCMS Mortgage Trust 5 .419 02/15/57 1,523,154
Series - 2024 C24 (Class A5)
2,000,000 BBCMS Mortgage Trust 5 .946 03/15/57 2,062,660
Series - 2024 5C25 (Class A3)
500,000 BBCMS Mortgage Trust 6 .014 07/15/57 517,192
Series - 2024 5C27 (Class A3)
500,000 BBCMS Mortgage Trust 5 .208 09/15/57 502,089
Series - 2024 5C29 (Class A3)
500,000 BBCMS Mortgage Trust 5 .403 09/15/57 506,833
Series - 2024 C28 (Class A5)
500,000 (d) BBCMS Mortgage Trust 5 .844 09/15/57 510,536
Series - 2024 C28 (Class AS)
1,000,000 BBCMS Mortgage Trust 5 .532 11/15/57 1,023,261
Series - 2024 C30 (Class A5)
500,000 BBCMS Mortgage Trust 5 .609 12/15/57 510,563
Series - 2024 5C31 (Class A3)
1,000,000 (d) Benchmark Mortgage Trust 3 .878 01/15/51 943,480
Series - 2018 B1 (Class AM)
180,596 Benchmark Mortgage Trust 3 .976 07/15/51 180,219
Series - 2018 B4 (Class A2)
1,000,000 (d) Benchmark Mortgage Trust 4 .520 07/15/51 897,316
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,417,729
Series - 2019 B11 (Class A5)
1,000,000 (d) Benchmark Mortgage Trust 2 .944 02/15/53 866,123
Series - 2020 B16 (Class AM)
1,500,000 (d) Benchmark Mortgage Trust 3 .176 02/15/53 1,281,710
Series - 2020 B16 (Class B)
1,500,000 (d) Benchmark Mortgage Trust 3 .528 02/15/53 1,178,659
Series - 2020 B16 (Class C)
2,000,000 (d) Benchmark Mortgage Trust 4 .510 05/15/53 1,941,666
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 4,189,480
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 2,092,659
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 2,084,994
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 2,102,312
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,239,843
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,222,402
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,764,440
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,239,859
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,234,351
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 370,231
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 397,749
Series - 2021 B23 (Class AS)
500,000 (d) Benchmark Mortgage Trust 2 .563 02/15/54 350,979
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 846,304
Series - 2021 B25 (Class A5)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 Benchmark Mortgage Trust 2 .847% 04/15/54 $ 825,641
Series - 2021 B25 (Class AS)
702,000 (d) Benchmark Mortgage Trust 2 .576 06/15/54 555,748
Series - 2021 B26 (Class B)
1,700,000 Benchmark Mortgage Trust 2 .613 06/15/54 1,436,878
Series - 2021 B26 (Class A5)
500,000 Benchmark Mortgage Trust 2 .825 06/15/54 414,404
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2 .512 07/15/54 1,212,626
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5 .358 05/15/55 1,006,591
Series - 2023 V2 (Class A2)
500,000 (d) Benchmark Mortgage Trust 4 .470 07/15/55 474,421
Series - 2022 B36 (Class A5)
500,000 (d) Benchmark Mortgage Trust 5 .119 07/15/55 424,255
Series - 2022 B36 (Class C)
500,000 Benchmark Mortgage Trust 5 .805 01/10/57 512,819
Series - 2024 V5 (Class A3)
500,000 (d) Benchmark Mortgage Trust 6 .417 01/10/57 517,578
Series - 2024 V5 (Class AM)
1,000,000 Benchmark Mortgage Trust 5 .707 07/15/57 1,024,242
Series - 2024 V8 (Class A2)
730,000 Benchmark Mortgage Trust 5 .277 09/15/57 733,095
Series - 2024 V10 (Class A3)
1,000,000 Benchmark Mortgage Trust 5 .423 11/15/57 1,010,226
Series - 2024 V11 (Class A2)
1,330,000 Benchmark Mortgage Trust 5 .738 12/15/57 1,364,573
Series - 2024 V12 (Class A3)
1,856,317 Benchmark Mortgage Trust 2 .914 12/15/72 1,765,611
Series - 2019 B15 (Class A2)
895,000 (d) BMARK 6 .841 11/15/56 945,411
Series - 2023 V4 (Class A3)
1,500,000 (d) BMO Mortgage Trust 5 .117 02/15/56 1,491,010
Series - 2023 C4 (Class A5)
1,000,000 (d) BMO Mortgage Trust 6 .534 08/15/56 1,042,936
Series - 2023 5C1 (Class A3)
2,000,000 (d) BMO Mortgage Trust 5 .956 09/15/56 2,097,974
Series - 2023 C6 (Class A5)
910,000 BMO Mortgage Trust 6 .673 11/15/56 956,424
Series - 2023 5C2 (Class A2)
1,000,000 BMO Mortgage Trust 6 .160 12/15/56 1,060,267
Series - 2023 C7 (Class A5)
2,730,000 (d) BMO Mortgage Trust 5 .598 03/15/57 2,803,907
Series - 2024 C8 (Class A5)
770,000 BMO Mortgage Trust 5 .316 09/15/57 772,991
Series - 2024 5C6 (Class A3)
673,000 (d) BMO Mortgage Trust 5 .478 11/15/57 684,396
Series - 2024 C10 (Class A5)
950,000 (d) BMO Mortgage Trust 5 .888 11/15/57 965,792
Series - 2024 5C7 (Class AS)
577,000 (d) BMO Mortgage Trust 5 .625 12/15/57 588,155
Series - 2024 5C8 (Class A3)
1,000,000 (d) CD Mortgage Trust 3 .526 11/10/49 959,291
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,891,524
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3 .025 08/15/50 11,892
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,405,396
Series - 2017 CD5 (Class A4)
1,000,000 (d) CD Mortgage Trust 3 .684 08/15/50 952,461
Series - 2017 CD5 (Class AS)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,750,000 CD Mortgage Trust 4 .279% 08/15/51 $ 1,697,123
Series - 2018 CD7 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 979,802
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,964,181
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 487,596
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,450,272
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 958,121
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,464,312
Series - 2015 GC33 (Class A4)
84,151 COMM Mortgage Trust 3 .694 08/10/47 83,131
Series - 2014 UBS4 (Class A5)
1,335,260 COMM Mortgage Trust 3 .183 02/10/48 1,333,153
Series - 2015 LC19 (Class A4)
1,000,000 (d) COMM Mortgage Trust 4 .172 02/10/48 959,287
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,690,516
Series - 2015 LC21 (Class A4)
581,228 COMM Mortgage Trust 3 .432 08/10/48 578,332
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3 .759 08/10/48 992,079
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,485,592
Series - 2015 LC23 (Class A4)
3,901,123 COMM Mortgage Trust 2 .827 08/15/57 3,672,924
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,689,289
Series - 2019 GC44 (Class AM)
650,000 (d) CSAIL Commercial Mortgage Trust 4 .917 01/15/49 607,351
Series - 2016 C6 (Class C)
2,000,000 (d) CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,925,869
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,592,692
Series - 2019 C15 (Class A4)
475,000 Daimler Trucks Retail Trust 5 .560 07/15/31 482,963
Series - 2024 1 (Class A4)
571,036 DBGS Mortgage Trust 4 .358 10/15/51 569,326
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,539,734
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3 .328 06/10/50 1,522,851
Series - 2017 C6 (Class A5)
4,739,873 DBJPM Mortgage Trust 1 .900 08/15/53 4,555,014
Series - 2020 C9 (Class A2)
3,500,000 DBJPMortgage Trust 3 .276 05/10/49 3,419,185
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3 .539 05/10/49 969,042
Series - 2016 C1 (Class AM)
1,430,596 Freddie Mac Multifamily Structured Pass Through Certificates 3 .023 01/25/25 1,426,183
Series - 2015 K045 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .199 12/25/27 1,356,497
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .603 12/25/27 7,752,601
Series - 2021 K741 (Class A2)
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 1,122,882
Series - 2021 K742 (Class A2)
749,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .369 04/25/28 673,818
Series - 2021 K742 (Class AM)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819% 06/25/28 $ 3,008,594
Series - 2023 K505 (Class A2)
2,899,360 Freddie Mac Multifamily Structured Pass Through Certificates 1 .712 07/25/28 2,635,591
Series - 2021 K744 (Class A2)
8,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 7,987,516
Series - 2023 K506 (Class A2)
1,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .740 08/25/28 1,000,321
Series - 2023 K508 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 2,005,124
Series - 2023 K507 (Class A2)
725,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .850 09/25/28 728,282
Series - 2023 K509 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .572 12/25/28 1,987,251
Series - 2024 K514 (Class A2)
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 3,067,160
Series - 2024 K517 (Class A2)
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 2,125,441
Series - 2024 K518 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .477 01/25/29 3,080,439
Series - 2024 K516 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 2,031,254
Series - 2024 K520 (Class A2)
950,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .720 05/25/29 948,723
Series - 2024 K524 (Class A2)
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .508 07/25/29 2,474,611
Series - 2024 K528 (Class A2)
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 2,485,768
Series - 2024 K527 (Class A2)
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .791 09/25/29 1,726,027
Series - 2024 K529 (Class A2)
4,545,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .792 09/25/29 4,549,645
Series - 2024 K530 (Class A2)
3,838,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .630 10/25/29 3,815,463
Series - 2024 K531 (Class A2)
848,650 Freddie Mac Multifamily Structured Pass Through Certificates 1 .229 03/25/30 771,004
Series - 2021 K128 (Class A1)
916,985 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 815,475
Series - 2021 K125 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 981,223
Series - 2023 K753 (Class A2)
1,882,469 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 1,693,445
Series - 2021 K127 (Class A1)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .940 11/25/30 2,010,912
Series - 2023 K754 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .792 01/25/31 841,442
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .846 01/25/31 7,623,187
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .108 01/25/31 2,579,880
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .851 02/25/31 1,121,520
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 1,018,260
Series - 2024 K755 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .749 03/25/31 834,799
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .020 03/25/31 1,708,991
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 826,975
Series - 2021 K129 (Class AM)
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 4,024,438
Series - 2024 K756 (Class A2)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456% 08/25/31 $ 9,783,018
Series - 2024 K757 (Class A2)
3,600,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 3,561,785
Series - 2024 K758 (Class A2)
3,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 3 .500 07/25/32 2,740,470
Series - 2022 K148 (Class A2)
2,000,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 1,940,750
Series - 2023 160 (Class A2)
4,748,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 4,816,321
Series - 2024 162 (Class A2)
1,500,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 03/25/34 1,505,178
Series - 2024 163 (Class A2)
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 2,410,392
Series - 2024 165 (Class A2)
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 4,310,425
Series - 2024 167 (Class A2)
1,850,192 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 1,517,435
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .438 02/25/36 1,561,624
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates 2 .184 08/25/36 1,503,859
Series - 2021 1521 (Class A2)
1,740,000 (d) Freddie Mac Structured Certificates 4 .543 07/25/29 1,724,145
Series - S K526 (Class A2)
2,925,000 (d) FREMF Mortgage Trust 4 .250 11/25/29 2,860,006
Series - 2024 K532 (Class A2)
164,239 GS Mortgage Securities Trust 3 .964 11/10/47 159,906
Series - 2014 GC26 (Class AS)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,390,246
Series - 2016 GS4 (Class A3)
1,350,000 (d) GS Mortgage Securities Trust 3 .950 11/10/49 1,142,585
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3 .382 05/10/50 795,249
Series - 2015 GC30 (Class A4)
552,144 GS Mortgage Securities Trust 2 .945 08/10/50 545,581
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,426,672
Series - 2017 GS7 (Class A4)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,374,856
Series - 2019 GC38 (Class A4)
500,000 (d) GS Mortgage Securities Trust 4 .309 02/10/52 465,347
Series - 2019 GC38 (Class B)
2,413,723 GS Mortgage Securities Trust 2 .898 02/13/53 2,368,194
Series - 2020 GC45 (Class A2)
4,000,000 (d) GS Mortgage Securities Trust 3 .173 02/13/53 3,574,173
Series - 2020 GC45 (Class AS)
2,000,000 (d) GS Mortgage Securities Trust 3 .405 02/13/53 1,736,849
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,734,990
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,470,563
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 928,813
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,515,726
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,650,772
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2 .224 12/12/53 798,971
Series - 2020 GSA2 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities Trust 2 .822 08/15/49 968,366
Series - 2016 JP2 (Class A4)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,875,000 (d) JPMBB Commercial Mortgage Securities Trust 4 .118% 05/15/48 $ 1,807,350
Series - 2015 C29 (Class B)
2,391,178 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,383,801
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,092,249
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,980,149
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 985,605
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 491,327
Series - 2016 C1 (Class AS)
500,000 (d) JPMBB Commercial Mortgage Securities Trust 4 .699 03/17/49 486,632
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3 .109 07/15/50 657,481
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .454 09/15/50 2,391,161
Series - 2017 JP7 (Class A5)
1,911,022 JPMCC Commercial Mortgage Securities Trust 3 .219 06/13/52 1,840,801
Series - 2019 COR5 (Class ASB)
1,000,000 (d) JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 871,746
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141 12/15/49 5,658,660
Series - 2016 C4 (Class A3)
2,394,606 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 2,390,476
Series - 2019 COR6 (Class A2)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 994,403
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 992,859
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,941,009
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 526,103
Series - 2016 UBS9 (Class A4)
1,000,000 (d) Morgan Stanley Capital I Trust 4 .849 07/15/51 928,404
Series - 2018 H3 (Class C)
1,144,472 (d) Morgan Stanley Capital I Trust 4 .238 10/15/51 1,132,391
Series - 2018 L1 (Class ASB)
1,596,294 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,593,091
Series - 2018 L1 (Class A2)
1,500,000 (d) Morgan Stanley Capital I Trust 4 .407 10/15/51 1,460,525
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 955,462
Series - 2019 L2 (Class A4)
4,350,700 Morgan Stanley Capital I Trust 3 .224 06/15/52 4,200,057
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 696,575
Series - 2019 H6 (Class A4)
3,385,935 Morgan Stanley Capital I Trust 1 .790 07/15/53 2,874,590
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,735,481
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2 .951 05/15/54 852,852
Series - 2021 L5 (Class AS)
1,500,000 (d) MSWF Commercial Mortgage Trust 6 .014 12/15/56 1,581,810
Series - 2023 2 (Class A5)
347,006 UBS Commercial Mortgage Trust 2 .998 08/15/50 346,344
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,433,108
Series - 2017 C3 (Class A4)
1,000,000 (d) UBS Commercial Mortgage Trust 3 .739 08/15/50 951,635
Series - 2017 C3 (Class AS)

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 11,000,000 UBS Commercial Mortgage Trust 4 .313% 05/15/51 $ 10,673,978
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,940,417
Series - 2018 C12 (Class A5)
2,400,000 (d) UBS Commercial Mortgage Trust 5 .208 12/15/51 2,094,953
Series - 2018 C14 (Class C)
875,000 (d) Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 868,204
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,981,021
Series - 2015 C31 (Class A4)
480,000 (d) Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 471,878
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,921,558
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 421,191
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 957,966
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152 08/15/51 1,925,280
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,581,604
Series - 2019 C49 (Class A4)
1,755,638 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,719,409
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 3,003,610
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 9,128,727
Series - 2019 C53 (Class A4)
2,491,821 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 2,141,941
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,264,773
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 406,699
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864 08/15/53 8,568,407
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,603,669
Series - 2021 C59 (Class A5)
1,000,000 Wells Fargo Commercial Mortgage Trust 6 .520 07/15/57 1,039,850
Series - 2024 5C1 (Class AS)
750,000 Wells Fargo Commercial Mortgage Trust 5 .309 08/15/57 753,922
Series - 2024 C63 (Class A5)
500,000 (d) Wells Fargo Commercial Mortgage Trust 5 .920 11/15/57 515,594
Series - 2024 5C2 (Class A3)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 110,404
Series - 2016 C33 (Class C)
TOTAL OTHER MORTGAGE BACKED 443,284,869
TOTAL STRUCTURED ASSETS
(Cost $617,069,270) 577,788,031
TOTAL LONG-TERM INVESTMENTS
(Cost $28,532,069,225) 25,938,367,862
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
149,246,920 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (f) 149,246,920
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $149,246,920) 149,246,920

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000% 01/08/25 $ 4,995,322
TOTAL GOVERNMENT AGENCY DEBT 4,995,322
REPURCHASE AGREEMENT - 0.3%
81,328,000 (g) Fixed Income Clearing Corporation 4 .460 01/02/25 81,328,000
TOTAL REPURCHASE AGREEMENT 81,328,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 01/02/25 10,000,000
TOTAL TREASURY DEBT 10,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $96,322,614) 96,323,322
TOTAL INVESTMENTS - 100.3%
(Cost $28,777,638,759) 26,183,938,104
OTHER ASSETS & LIABILITIES, NET - (0.3)% (72,004,188)
NET ASSETS - 100.0% $ 26,111,933,916
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $342,352,359.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $81,561,193 or 0.3% of Total
Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $81,348,151 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 10/15/26, valued at $82,954,634.

Bond Index Fund

Portfolio of Investments December 31, 2024
(continued)
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,555,155,536 $— $6,555,155,536
Government bonds — 18,805,424,295 — 18,805,424,295
Structured assets — 577,788,031 — 577,788,031
Investments purchased with collateral from securities lending 149,246,920 — — 149,246,920
Short-Term Investments
:
Government agency debt — 4,995,322 — 4,995,322
Repurchase agreement — 81,328,000 — 81,328,000
Treasury debt — 10,000,000 — 10,000,000
Total $149,246,920 $26,034,691,184 $— $26,183,938,104
1 1 1 1 1

Portfolio of Investments December 31, 2024
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
BANK LOAN OBLIGATIONS - 2.0%
CAPITAL GOODS - 0.1%
$ 84,615 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR1M - 0.000%) 0 .000% 11/22/31 $ 84,775
1,015,385 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 3.000%) 7 .396 11/22/31 1,017,294
2,254,407 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .959 08/27/28 2,268,091
580,784 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .707 11/03/28 584,960
967,500 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .221 05/17/28 873,691
1,000,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .838 11/03/31 1,006,880
470,428 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .747 04/12/28 450,552
1,077,300 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .607 09/19/31 1,086,559
142,075 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .857 04/14/31 142,172
356,093 (a) Resideo Funding, Inc, (TSFR1M + 2.000%) 6 .586 02/14/28 357,541
995,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .785 02/15/29 1,004,642
2,493,750 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .829 01/19/32 2,501,867
397,418 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.750%) 7 .076 02/28/31 398,547
3,406,698 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 3,421,057
TOTAL CAPITAL GOODS 15,198,628
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,323,434 (a) AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%) 6 .971 02/04/28 1,330,236
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .107 01/31/31 998,396
259,880 (a) CHG Healthcare Services Inc., Term Loan, (TSFR1M + TSFR3M + 3.500%) 8 .124 09/29/28 261,143
648,545 (a) Covanta Holding Corporation, Term Loan B, (TSFR1M + TSFR6M + 2.500%) 7 .222 11/30/28 650,436
49,826 (a) Covanta Holding Corporation, Term Loan C, (TSFR6M + 2.500%) 7 .588 11/30/28 49,971
627,225 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%) 6 .588 01/18/29 628,401
962,329 (a) EAB Global, Inc., Term Loan, (TSFR1M + 3.250%) 7 .607 08/16/28 967,261
2,000,000 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .607 10/31/31 2,023,750
1,937,781 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .524 10/13/30 1,944,641
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,854,235
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
303,586 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .221 08/06/27 300,854
2,407,000 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/16/31 2,432,959
1,557,589 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 1,569,715
1,435,115 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .471 12/17/28 1,436,908
3,507,360 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .357 04/23/31 3,529,281
862,831 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .207 02/11/28 861,032
1,953,303 (a) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .607 01/30/31 1,963,733
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,094,482
CONSUMER DURABLES & APPAREL - 0.1%
2,487,310 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 8 .053 07/31/28 2,492,508
1,833,500 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .971 05/30/28 1,845,391
624,188 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6 .357 06/21/30 628,089
283,636 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .221 05/18/28 285,528
961,284 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .721 10/30/27 959,780
TOTAL CONSUMER DURABLES & APPAREL 6,211,296
CONSUMER SERVICES - 0.2%
3,767,088 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 3,753,753
393,949 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .107 08/17/28 397,028
2,854,688 (a),(b) Caesars Entertainment Inc., Term Loan B, (TBD) TBD TBD 2,860,625
1,998,417 (a) Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .107 10/18/28 2,015,283
830,012 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .590 09/18/26 833,560
1,806,985 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .857 01/27/29 1,815,930
7,136,188 (a),(b) Flutter Financing BV, (TBD) TBD TBD 7,129,515
848,914 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 7 .190 12/15/27 850,802
373,961 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .240 03/15/28 375,296
497,881 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6 .632 04/15/29 500,550
1,477,696 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .829 11/30/29 1,464,456
303,514 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .857 05/03/29 305,127

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 479,835 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .706% 03/04/28 $ 406,250
TOTAL CONSUMER SERVICES 22,708,175
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .107 11/22/28 808,854
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 808,854
ENERGY - 0.0%
401,561 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 6 .107 11/01/26 402,035
1,243,758 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 7 .857 03/22/29 1,256,201
734,865 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 3.000%) 7 .512 10/05/28 740,318
TOTAL ENERGY 2,398,554
FINANCIAL SERVICES - 0.1%
881,063 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M + 1.500%) 5 .970 02/12/27 881,613
694,489 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6 .120 06/22/30 694,933
3,810,450 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .829 01/31/31 3,838,247
1,441,534 (a) First Eagle Investment Management, LLC, Term Loan B2, (TSFR3M + 3.000%) 7 .329 03/05/29 1,446,270
3,419,523 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 3,418,890
TOTAL FINANCIAL SERVICES 10,279,953
FOOD, BEVERAGE & TOBACCO - 0.1%
592,709 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8 .090 11/24/27 581,501
1,167,060 (a) Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%) 8 .607 12/23/30 1,180,190
143,625 (a) Froneri International Ltd., Term Loan, (TSFR1M + 2.000%) 6 .357 09/30/31 143,933
1,923,262 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 1,940,822
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.750%) 7 .107 01/20/28 824,792
TOTAL FOOD, BEVERAGE & TOBACCO 4,671,238
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
3,642,747 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .689 05/10/27 3,661,125
651,700 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%) 8 .079 04/12/29 656,793
451,062 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 5.500%) 9 .856 10/31/28 453,177
2,939,547 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .979 01/08/29 2,956,390
5,838,524 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .607 10/23/28 5,865,732
1,857,625 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .597 02/28/28 1,875,328
3,119,908 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 3.000%) 7 .357 11/15/28 3,145,258
4,457,718 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .857 02/21/31 4,479,182
523,514 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .531 11/18/31 525,911
1,950,649 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .089 12/19/30 1,968,186
2,500,000 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7 .607 11/26/31 2,511,975
TOTAL HEALTH CARE EQUIPMENT & SERVICES 28,099,057
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
425,813 (a) Energizer Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .356 12/22/27 427,477
2,621,958 (a) Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%) 8 .584 07/08/31 2,482,667
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,910,144
INSURANCE - 0.2%
660,265 (a) Acrisure, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .357 11/06/30 662,173
1,995,000 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7 .106 09/19/31 2,002,601
344,095 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .721 12/23/26 344,255
4,462,314 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .357 06/13/31 4,482,796
4,013,318 (a) HUB International Limited, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .367 06/20/30 4,042,695
943,278 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .607 09/15/31 947,994
4,703,873 (a),(b) Sedgwick Claims Management Services, Inc., Term Loan B, (TBD) TBD TBD 4,738,047
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .079 05/06/31 923,520
1,960,250 (a) USI, Inc., Term Loan (2029), (TSFR3M + 2.250%) 6 .331 11/23/29 1,959,524
3,975,050 (a) USI, Inc., Term Loan (2030), (TSFR3M + 2.250%) 5 .831 09/27/30 3,974,057
TOTAL INSURANCE 24,077,662
MATERIALS - 0.1%
645,957 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .207 09/07/27 647,859
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7 .532 04/13/29 3,663,484
1,180,442 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.250%) 6 .835 06/12/31 1,187,176
197,011 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 2.000%) 6 .357 02/15/30 198,613
970,883 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .707 04/02/29 979,379
2,240,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8 .607 10/07/31 2,265,200
942,101 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9 .723 02/12/26 864,378

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 2,861,339 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .721% 03/03/28 $ 2,862,855
732,104 (a) Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .857 09/30/31 735,172
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 4.000%) 4 .000 09/30/31 132,049
1,269,231 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .357 09/30/31 1,281,657
141,013 (a) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .579 09/22/28 142,387
TOTAL MATERIALS 14,960,209
MEDIA & ENTERTAINMENT - 0.0%
476,051 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 9 .656 10/29/27 400,083
351,492 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847 08/02/27 353,283
TOTAL MEDIA & ENTERTAINMENT 753,366
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
426,952 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .457 11/08/27 429,977
1,336,086 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6 .403 08/02/27 1,336,032
205,381 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 6 .735 11/15/27 204,881
4,340,859 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .607 05/05/28 4,357,137
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .620 05/19/31 2,539,299
207,816 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .357 04/05/29 208,803
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,076,129
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
462,653 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .357 01/31/30 464,966
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 464,966
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,500,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .516 09/12/31 2,512,113
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,512,113
SOFTWARE & SERVICES - 0.3%
144,827 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%) 5 .929 08/01/28 123,537
2,958,783 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.750%) 8 .335 07/30/31 2,986,862
645,050 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.250%) 6 .721 09/21/28 648,678
1,985,025 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .303 04/30/31 1,998,682
2,231,437 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .107 05/30/31 2,250,147
2,500,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .554 11/05/31 2,444,538
3,114,993 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 09/12/29 3,108,935
826,625 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .607 10/27/28 831,791
2,994,940 (a),(b) Mitchell International, Inc., First Lien Term Loan, (TBD) TBD TBD 3,000,271
2,704,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .107 01/31/30 2,708,084
98,376 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .847 05/15/28 102,105
556,930 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .347 05/15/28 324,646
459,563 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7 .590 04/24/28 459,328
1,776,978 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .357 10/29/29 1,791,194
1,500,000 (a) Synechron Inc, Term Loan B, (TSFR1M + 3.750%) 8 .107 10/03/31 1,513,125
1,520,991 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .617 02/10/31 1,533,623
322,093 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .835 04/10/27 239,195
2,487,500 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .107 09/28/29 2,494,428
TOTAL SOFTWARE & SERVICES 28,559,169
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,566,331 (a) CommScope, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .721 04/06/26 2,537,460
1,994,987 (a) Delta TopCo, Inc., Term Loan, (TSFR6M + 3.500%) 7 .884 11/30/29 2,013,072
167,479 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .077 09/22/31 168,630
581,883 (a) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 8 .953 11/30/25 17,456
379,683 (a) MLN US HoldCo LLC, Second Out Term Loan, (TSFR3M + 6.700%) 11 .385 10/18/27 7,279
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,743,897
TELECOMMUNICATION SERVICES - 0.0%
1,132,131 (a) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 01/31/26 935,423
192,000 (a) Cablevision Lightpath LLC, Term Loan B, (TSFR1M + 3.250%) 7 .762 11/30/27 192,360
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .512 10/15/29 942,764
187,000 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 7 .012 01/31/28 186,006
2,000,000 (a),(b) Zayo Group Holdings, Inc, (TBD) TBD TBD 1,877,580
TOTAL TELECOMMUNICATION SERVICES 4,134,133
TRANSPORTATION - 0.0%
1,621,850 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 1,631,484
525,000 (a) American Airlines, Inc., Term Loan, (TSFR3M + 4.750%) 9 .629 04/20/28 539,855

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 101,186 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .367% 10/20/27 $ 103,131
642,226 (a) XPO Logistics, Inc., Refinancing Term Loan, (TSFR1M + 2.000%) 6 .357 05/24/28 647,560
TOTAL TRANSPORTATION 2,922,030
UTILITIES - 0.1%
653,019 (a) Calpine Corporation, Term Loan B5, (TSFR1M + 1.750%) 6 .107 12/16/27 651,612
1,620,000 (a),(b) Cornerstone Generation LLC, (TBD) TBD TBD 1,636,200
2,372,197 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .023 05/17/30 2,385,873
875,887 (a) Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 2.000%) 6 .107 12/20/30 878,873
TOTAL UTILITIES 5,552,558
TOTAL BANK LOAN OBLIGATIONS
(Cost $211,786,054) 211,990,848
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (c) Bright Bidco BV 4,032
7,607 (c) Bright Bidco BV 2,951
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,983
SOFTWARE & SERVICES - 0.0%
1,010 (c) Avaya, Inc 6,144
4,815 (c) Avaya, Inc 29,290
TOTAL SOFTWARE & SERVICES 35,434
TOTAL COMMON STOCKS
(Cost $607,730) 42,417
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33 .9%
AUTOMOBILES & COMPONENTS - 0.9%
4,500,000 (d) Adient Global Holdings Ltd 4 .875 08/15/26 4,433,681
2,060,000 (d) Clarios Global LP 6 .750 05/15/28 2,097,675
225,000 Dana, Inc 5 .375 11/15/27 221,764
225,000 Dana, Inc 5 .625 06/15/28 221,949
325,000 Dana, Inc 4 .250 09/01/30 302,469
7,075,000 Ford Motor Credit Co LLC 6 .950 03/06/26 7,199,293
7,920,000 Ford Motor Credit Co LLC 7 .350 03/06/30 8,386,792
4,000,000 (d) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 4,010,000
2,594,000 General Motors Co 6 .125 10/01/25 2,613,969
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,346,914
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,411,983
5,800,000 General Motors Financial Co, Inc 4 .900 10/06/29 5,713,223
3,550,000 (e) General Motors Financial Co, Inc 5 .850 04/06/30 3,625,718
2,000,000 (e) General Motors Financial Co, Inc 5 .750 02/08/31 2,026,336
12,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 10,336,948
9,350,000 General Motors Financial Co, Inc 5 .600 06/18/31 9,396,776
3,450,000 (f) General Motors Financial Co, Inc 5 .700 N/A 3,352,824
2,000,000 (f) General Motors Financial Co, Inc 5 .750 N/A 1,917,017
2,000,000 (e) Goodyear Tire & Rubber Co 5 .000 07/15/29 1,836,538
5,000,000 (e) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,460,316
3,000,000 (d) Hyundai Capital Services, Inc 2 .125 04/24/25 2,972,376
500,000 (d),(g) IHO Verwaltungs GmbH 6 .375 05/15/29 480,868
2,000,000 (d),(e) Nemak SAB de C.V. 3 .625 06/28/31 1,556,431
1,360,000 (d) Phinia, Inc 6 .625 10/15/32 1,352,638
4,575,000 Toyota Motor Credit Corp 4 .550 08/08/29 4,519,036
2,575,000 (d) Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,324,692
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 747,886
3,665,000 (d) ZF North America Capital, Inc 6 .750 04/23/30 3,525,489
TOTAL AUTOMOBILES & COMPONENTS 95,391,601
BANKS - 7.4%
1,350,000 (d) Akbank T.A.S. 6 .800 02/06/26 1,366,157
1,500,000 (d) Akbank T.A.S. 6 .800 06/22/31 1,487,458
1,500,000 (d) Akbank TAS 7 .498 01/20/30 1,515,450

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.4% (continued)
$ 5,000,000 (d),(f) Australia & New Zealand Banking Group Ltd 6 .750 % N/A $ 5,075,990
3,800,000 (f) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,136,007
2,100,000 (d) Banco de Credito del Peru 2 .700 01/11/25 2,095,939
700,000 (d),(f) Banco de Credito e Inversiones S.A. 8 .750 N/A 730,008
1,800,000 (d),(f) Banco del Estado de Chile 7 .950 N/A 1,848,889
2,000,000 (d),(e) Banco do Brasil S.A. 6 .000 03/18/31 1,950,455
1,725,000 (d) Banco Industrial S.A. 4 .875 01/29/31 1,688,775
3,300,000 (d) Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,249,228
2,000,000 (d),(f) Banco Mercantil del Norte S.A. 8 .375 N/A 1,995,373
2,725,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,502,170
4,050,000 (d) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 4,029,750
4,000,000 Banco Santander S.A. 5 .294 08/18/27 4,024,755
4,200,000 Banco Santander S.A. 3 .800 02/23/28 4,028,756
5,200,000 Banco Santander S.A. 6 .350 03/14/34 5,272,030
7,400,000 (f) Banco Santander S.A. 9 .625 N/A 8,529,484
5,400,000 (f) Banco Santander S.A. 4 .750 N/A 5,136,816
2,600,000 Bancolombia S.A. 8 .625 12/24/34 2,722,157
1,800,000 (d),(e) Bangkok Bank PCL 5 .650 07/05/34 1,823,114
2,600,000 (d) Bangkok Bank PCL 3 .466 09/23/36 2,220,771
2,500,000 (d) Banistmo S.A. 4 .250 07/31/27 2,385,433
4,000,000 (d) Bank Hapoalim BM 3 .255 01/21/32 3,762,280
6,000,000 (d) Bank Leumi Le-Israel BM 3 .275 01/29/31 5,775,000
10,000,000 Bank of America Corp 4 .000 01/22/25 9,994,991
1,000,000 Bank of America Corp 4 .450 03/03/26 995,855
23,880,000 Bank of America Corp 2 .592 04/29/31 21,037,467
57,500,000 Bank of America Corp 5 .288 04/25/34 57,016,914
2,575,000 Bank of America Corp 5 .468 01/23/35 2,577,817
23,000,000 Bank of America Corp 5 .518 10/25/35 22,487,571
8,925,000 Bank of America Corp 2 .676 06/19/41 6,196,003
1,150,000 (f) Bank of America Corp 4 .375 N/A 1,107,268
14,700,000 (f) Bank of America Corp 6 .100 N/A 14,660,873
600,000 Barclays plc 2 .279 11/24/27 570,704
7,500,000 Barclays plc 5 .335 09/10/35 7,203,594
4,700,000 Barclays plc 3 .330 11/24/42 3,401,810
8,725,000 (e),(f) Barclays plc 9 .625 N/A 9,600,737
3,350,000 (d) BBVA Bancomer S.A. 5 .125 01/18/33 3,106,444
5,895,000 (d) BNP Paribas S.A. 1 .904 09/30/28 5,403,450
5,000,000 (d),(f) BNP Paribas S.A. 8 .000 N/A 5,142,890
7,900,000 (d),(e),(f) BNP Paribas S.A. 8 .500 N/A 8,231,887
16,225,000 (d),(f) BNP Paribas S.A. 7 .750 N/A 16,586,412
13,275,000 CitiBank NA 5 .570 04/30/34 13,430,311
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,914,282
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,180,096
5,150,000 Citigroup, Inc 4 .125 07/25/28 5,007,041
17,700,000 Citigroup, Inc 4 .542 09/19/30 17,199,058
20,000,000 Citigroup, Inc 2 .572 06/03/31 17,431,232
17,350,000 Citigroup, Inc 6 .270 11/17/33 18,193,234
4,900,000 (f) Citigroup, Inc 6 .250 N/A 4,902,352
8,425,000 (f) Citigroup, Inc 7 .625 N/A 8,777,449
7,500,000 (f) Citigroup, Inc 4 .000 N/A 7,302,176
6,315,000 (d) Cooperatieve Rabobank UA 1 .339 06/24/26 6,206,979
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,090,920
11,275,000 (d),(e),(f) Credit Agricole S.A. 6 .700 N/A 10,818,660
12,000,000 (d),(f) Credit Agricole S.A. 8 .125 N/A 12,241,800
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 4,109,478
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,564,320
5,450,000 Deutsche Bank AG. 6 .819 11/20/29 5,703,020
7,075,000 Deutsche Bank AG. 4 .999 09/11/30 6,915,629
700,000 (d) Development Bank of Kazakhstan JSC 2 .950 05/06/31 600,740
1,675,000 (d) Grupo Aval Ltd 4 .375 02/04/30 1,475,241
635,000 (d),(f) Hana Bank 3 .500 N/A 611,771
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,861,430

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.4% (continued)
$ 1,850,000 HSBC Holdings plc 2 .013% 09/22/28 $ 1,705,671
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,207,031
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,634,453
4,430,000 HSBC Holdings plc 2 .848 06/04/31 3,889,547
9,200,000 HSBC Holdings plc 5 .874 11/18/35 8,981,282
590,000 HSBC Holdings plc 6 .800 06/01/38 617,570
8,050,000 (f) HSBC Holdings plc 6 .875 N/A 8,013,231
6,400,000 (e),(f) HSBC Holdings plc 6 .950 N/A 6,410,172
10,000,000 (e),(f) HSBC Holdings plc 8 .000 N/A 10,490,600
UGX 8,000,000,000 (d) ICBC Standard Bank plc 14 .250 06/26/34 1,893,659
2,875,000 (d) ICICI Bank Ltd 3 .800 12/14/27 2,787,564
11,000,000 (f) ING Groep NV 6 .500 N/A 10,999,839
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,857,771
4,500,000 (d),(e),(f) Intesa Sanpaolo SpA 7 .700 N/A 4,500,097
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,452,686
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,482,839
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 10,326,512
10,000,000 JPMorgan Chase & Co 4 .995 07/22/30 9,956,753
3,810,000 JPMorgan Chase & Co 1 .953 02/04/32 3,158,003
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 9,777,168
29,425,000 JPMorgan Chase & Co 5 .350 06/01/34 29,404,488
5,625,000 JPMorgan Chase & Co 6 .254 10/23/34 5,945,031
20,000,000 JPMorgan Chase & Co 5 .766 04/22/35 20,458,207
5,000,000 JPMorgan Chase & Co 5 .294 07/22/35 4,946,329
2,000,000 JPMorgan Chase & Co 4 .946 10/22/35 1,927,045
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,212,576
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 10,683,501
700,000 JPMorgan Chase & Co 4 .260 02/22/48 579,578
12,500,000 (f) JPMorgan Chase & Co 6 .875 N/A 13,052,979
7,380,000 (f) JPMorgan Chase & Co 3 .650 N/A 7,159,226
5,000,000 (f) Lloyds Banking Group plc 8 .000 N/A 5,190,755
9,800,000 (f) Lloyds Banking Group plc 7 .500 N/A 9,877,097
7,150,000 (f) M&T Bank Corp 3 .500 N/A 6,785,956
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,852,700
8,000,000 (d) NBK SPC Ltd 1 .625 09/15/27 7,515,424
3,000,000 (d),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,855,067
5,470,000 (d),(f) Nordea Bank Abp 6 .625 N/A 5,486,531
4,720,000 PNC Bank NA 2 .700 10/22/29 4,235,014
4,105,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 3,852,912
6,000,000 (e),(f) PNC Financial Services Group, Inc 6 .200 N/A 6,025,866
2,070,000 (d) Societe Generale S.A. 1 .375 07/08/25 2,033,981
1,960,000 Truist Bank 2 .250 03/11/30 1,683,110
4,500,000 (f) Truist Financial Corp 5 .100 N/A 4,349,538
7,000,000 (f) Truist Financial Corp 4 .950 N/A 6,937,949
675,000 (d) Turkiye Garanti Bankasi AS. 8 .375 02/28/34 687,637
500,000 (d) Turkiye Vakiflar Bankasi TAO 8 .994 10/05/34 514,940
3,000,000 (d),(e) United Overseas Bank Ltd 1 .250 04/14/26 2,872,535
3,700,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 3,506,026
3,400,000 US Bancorp 4 .839 02/01/34 3,254,594
3,425,000 Wells Fargo & Co 3 .550 09/29/25 3,397,392
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,865,648
7,900,000 Wells Fargo & Co 6 .303 10/23/29 8,221,387
10,750,000 Wells Fargo & Co 5 .211 12/03/35 10,459,416
10,575,000 (f) Wells Fargo & Co 3 .900 N/A 10,274,884
9,500,000 (f) Wells Fargo & Co 5 .875 N/A 9,482,799
6,825,000 (e),(f) Wells Fargo & Co 7 .625 N/A 7,242,168
TOTAL BANKS 790,184,885
CAPITAL GOODS - 1.6%
1,000,000 AECOM 5 .125 03/15/27 990,402
4,500,000 (d) AerCap Global Aviation 6 .500 06/15/45 4,490,160
4,350,000 Air Lease Corp 3 .125 12/01/30 3,855,058
2,430,000 (d) Airbus SE 3 .150 04/10/27 2,346,548

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.6% (continued)
$ 1,395,000 (d) Albion Financing 1 SARL 6 .125% 10/15/26 $ 1,395,284
650,000 (d) BAE Systems plc 1 .900 02/15/31 537,646
705,000 (d) Beacon Roofing Supply, Inc 6 .500 08/01/30 715,257
22,400,000 Boeing Co 2 .196 02/04/26 21,723,314
1,350,000 Boeing Co 3 .250 02/01/28 1,271,032
3,600,000 Boeing Co 5 .705 05/01/40 3,424,967
22,100,000 Boeing Co 5 .805 05/01/50 20,556,392
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,206,026
600,000 (d) Dcli Bidco LLC 7 .750 11/15/29 613,433
1,075,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 1,118,013
400,000 (d) Esab Corp 6 .250 04/15/29 404,976
455,000 (d) Goat Holdco LLC 6 .750 02/01/32 450,555
3,075,000 (d) H&E Equipment Services, Inc 3 .875 12/15/28 2,810,356
665,000 (d) Herc Holdings, Inc 6 .625 06/15/29 673,425
5,000,000 Honeywell International, Inc 5 .000 03/01/35 4,899,771
9,200,000 Honeywell International, Inc 5 .250 03/01/54 8,615,632
2,000,000 (d) IHS Holding Ltd 7 .875 05/29/30 1,968,250
1,500,000 (d) IHS Holding Ltd 8 .250 11/29/31 1,480,425
675,000 (d) James Hardie International Finance DAC 5 .000 01/15/28 656,732
7,145,000 John Deere Capital Corp 2 .000 06/17/31 5,991,468
15,000,000 John Deere Capital Corp 4 .400 09/08/31 14,554,031
6,958,000 L3Harris Technologies, Inc 5 .400 07/31/33 6,945,553
5,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 4,978,983
850,000 Lockheed Martin Corp 1 .850 06/15/30 728,568
2,850,000 Lockheed Martin Corp 5 .200 02/15/64 2,643,368
595,000 (d) Masterbrand, Inc 7 .000 07/15/32 599,100
280,000 (d) MITER BRAND 6 .750 04/01/32 281,312
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,520,401
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,390,181
6,500,000 Raytheon Technologies Corp 6 .000 03/15/31 6,818,700
5,000,000 Raytheon Technologies Corp 5 .375 02/27/53 4,747,727
1,675,000 (d) Sisecam UK plc 8 .625 05/02/32 1,663,903
2,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,914,974
1,800,000 (d) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,856,687
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,648,637
3,750,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 3,596,380
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,598,428
1,470,000 (d) TransDigm, Inc 6 .000 01/15/33 1,440,682
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 519,269
425,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 432,146
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,678,277
TOTAL CAPITAL GOODS 166,752,429
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (d) ADT Corp 4 .875 07/15/32 1,518,939
325,000 (d) ASGN, Inc 4 .625 05/15/28 308,685
1,000,000 (d) Garda World Security Corp 4 .625 02/15/27 971,222
1,000,000 (d) GFL Environmental, Inc 3 .750 08/01/25 990,136
125,000 (d) GFL Environmental, Inc 5 .125 12/15/26 124,328
1,035,000 (d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,085,052
2,125,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 2,123,809
1,300,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,215,854
2,655,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 2,640,407
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,175,065
420,000 Verisk Analytics, Inc 3 .625 05/15/50 293,112
1,235,000 Waste Management, Inc 1 .500 03/15/31 1,005,220
7,700,000 Waste Management, Inc 4 .950 03/15/35 7,507,098
1,500,000 Waste Management, Inc 2 .500 11/15/50 871,867
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 22,830,794
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,670,000 (d) Asbury Automotive Group, Inc 4 .625 11/15/29 2,484,899
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 688,722
925,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 931,650

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4% (continued)
$ 550,000 (d) Group 1 Automotive, Inc 4 .000% 08/15/28 $ 514,915
6,975,000 Home Depot, Inc 4 .950 06/25/34 6,880,767
636,000 Kohl's Corp 4 .625 05/01/31 508,868
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 747,002
790,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 819,518
850,000 (d) Lithia Motors, Inc 4 .625 12/15/27 822,423
7,450,000 Lowe's Cos, Inc 4 .250 04/01/52 5,814,243
2,450,000 (d),(e) Macy's Retail Holdings LLC 6 .125 03/15/32 2,300,033
4,900,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 3,699,545
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,157,442
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,110,485
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,018,937
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,815,997
437,000 (d) Prosus NV 4 .850 07/06/27 428,545
1,425,000 (d),(e) Prosus NV 4 .193 01/19/32 1,269,695
1,675,000 (d) Prosus NV 4 .987 01/19/52 1,303,939
460,000 (d) Wand NewCo 3, Inc 7 .625 01/30/32 472,477
335,000 (d) Wayfair LLC 7 .250 10/31/29 334,833
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 46,124,935
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (d) CD&R Smokey Buyer, Inc 9 .500 10/15/29 982,911
5,000,000 Lennar Corp 5 .000 06/15/27 5,012,396
1,175,000 (e) Newell Brands, Inc 6 .375 09/15/27 1,179,052
4,050,000 Tapestry, Inc 5 .100 03/11/30 4,005,376
TOTAL CONSUMER DURABLES & APPAREL 11,179,735
CONSUMER SERVICES - 0.3%
1,035,000 (d) 1011778 BC ULC 6 .125 06/15/29 1,038,802
1,455,000 (d),(e) Caesars Entertainment, Inc 6 .000 10/15/32 1,402,865
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,962,905
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,320,530
1,960,000 (d) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,988,771
125,000 (d) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 124,972
2,990,000 (d) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 2,984,782
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,911,089
400,000 (d) International Game Technology plc 4 .125 04/15/26 393,273
540,000 (d) International Game Technology plc 6 .250 01/15/27 543,412
350,000 (d) Light & Wonder International, Inc 7 .500 09/01/31 360,368
425,000 (d),(e) Marriott Ownership Resorts, Inc 4 .500 06/15/29 396,718
2,000,000 (d) Meituan 4 .500 04/02/28 1,950,786
1,475,000 MGM Resorts International 6 .125 09/15/29 1,473,147
1,000,000 (d) NCL Corp Ltd 5 .875 03/15/26 998,643
2,335,000 Sands China Ltd 2 .550 03/08/27 2,175,473
1,400,000 Sands China Ltd 5 .900 08/08/28 1,384,391
1,200,000 Service Corp International 5 .750 10/15/32 1,163,980
1,980,000 (d) Six Flags Entertainment Corp 6 .625 05/01/32 2,006,759
1,175,000 (d) Wynn Macau Ltd 5 .625 08/26/28 1,131,620
1,100,000 (d) Wynn Resorts Finance LLC 6 .250 03/15/33 1,080,735
TOTAL CONSUMER SERVICES 29,794,021
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,551,118
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,401,991
18,300,000 Kroger Co 5 .000 09/15/34 17,723,729
7,325,000 Kroger Co 5 .500 09/15/54 6,899,225
1,380,000 (d) Performance Food Group, Inc 6 .125 09/15/32 1,379,937
730,000 SYSCO Corp 3 .750 10/01/25 725,264
1,000,000 SYSCO Corp 6 .000 01/17/34 1,048,220
3,700,000 SYSCO Corp 3 .150 12/14/51 2,384,285
4,250,000 Target Corp 4 .500 09/15/34 4,039,902
785,000 (d) US Foods, Inc 6 .875 09/15/28 803,232
490,000 (e) Walgreens Boots Alliance, Inc 8 .125 08/15/29 485,042
3,600,000 Walmart, Inc 1 .050 09/17/26 3,405,670
294,000 Walmart, Inc 2 .375 09/24/29 267,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6% (continued)
$ 5,155,000 Walmart, Inc 1 .800% 09/22/31 $ 4,302,822
5,900,000 Walmart, Inc 2 .500 09/22/41 4,061,631
5,150,000 Walmart, Inc 4 .500 04/15/53 4,480,974
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 58,960,752
ENERGY - 3.3%
2,500,000 (d) Antero Midstream Partners LP 5 .750 01/15/28 2,480,313
2,000,000 (d) Antero Midstream Partners LP 6 .625 02/01/32 2,014,566
1,875,000 (d) Archrock Partners LP 6 .250 04/01/28 1,865,005
1,580,000 (d) Archrock Partners LP 6 .625 09/01/32 1,578,034
9,200,000 BP Capital Markets America, Inc 5 .227 11/17/34 9,060,931
875,000 Cenovus Energy, Inc 2 .650 01/15/32 727,839
2,367,000 Cenovus Energy, Inc 5 .400 06/15/47 2,106,382
9,150,000 Cheniere Energy Partners LP 4 .500 10/01/29 8,858,838
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,685,231
6,900,000 (d) Cheniere Energy Partners LP 5 .750 08/15/34 6,945,809
1,440,000 (d) Civitas Resources, Inc 8 .375 07/01/28 1,495,539
640,000 (d) Civitas Resources, Inc 8 .625 11/01/30 670,237
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,824,434
1,350,000 (d) CNX Resources Corp 7 .250 03/01/32 1,372,715
500,000 (d) Coronado Finance Pty Ltd 9 .250 10/01/29 507,060
2,000,000 (d) Cosan Ltd 5 .500 09/20/29 1,857,837
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,671,642
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,359,508
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 1,024,702
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,886,510
2,675,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 2,291,137
6,875,000 Enbridge, Inc 5 .700 03/08/33 6,946,421
3,960,000 Enbridge, Inc 2 .500 08/01/33 3,178,552
10,350,000 Enbridge, Inc 8 .500 01/15/84 11,495,259
2,424,000 (d) Energean Israel Finance Ltd 4 .875 03/30/26 2,370,187
1,450,000 (d) Energean Israel Finance Ltd 8 .500 09/30/33 1,423,175
2,675,000 Energy Transfer LP 4 .750 01/15/26 2,671,227
1,235,000 Energy Transfer LP 3 .750 05/15/30 1,152,224
10,800,000 Energy Transfer LP 5 .750 02/15/33 10,948,044
4,100,000 Energy Transfer LP 6 .550 12/01/33 4,364,552
2,450,000 Energy Transfer LP 5 .550 05/15/34 2,437,454
450,000 Energy Transfer LP 5 .400 10/01/47 404,292
4,100,000 Energy Transfer LP 6 .250 04/15/49 4,103,434
4,625,000 Energy Transfer LP 5 .000 05/15/50 3,923,646
7,950,000 Energy Transfer LP 5 .950 05/15/54 7,685,643
10,000,000 (f) Energy Transfer LP 7 .125 N/A 10,036,010
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,691,447
500,000 (d) EnLink Midstream LLC 5 .625 01/15/28 505,015
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,143,229
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,809,117
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 2,971,500
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,322,195
1,200,000 (d) EQM Midstream Partners LP 6 .500 07/01/27 1,215,561
1,756,000 (d) EQM Midstream Partners LP 4 .500 01/15/29 1,671,610
695,000 (d) EQM Midstream Partners LP 6 .375 04/01/29 697,338
850,000 (d) EQT Corp 3 .125 05/15/26 827,147
2,322,870 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,991,084
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,238,764
1,033,000 Genesis Energy LP 8 .000 01/15/27 1,050,974
490,000 Genesis Energy LP 8 .250 01/15/29 494,841
1,450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 1,383,371
1,450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 1,340,956
2,000,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 2,041,585
3,500,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 2,897,430
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,046,018
1,070,000 (d) Kodiak Gas Services LLC 7 .250 02/15/29 1,091,450
1,325,000 (d) Kosmos Energy Ltd 7 .750 05/01/27 1,284,850

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3% (continued)
$ 725,000 (d),(e) Kosmos Energy Ltd 8 .750% 10/01/31 $ 680,783
1,525,000 (d) Leviathan Bond Ltd 6 .125 06/30/25 1,513,562
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,994,260
15,040,000 Marathon Petroleum Corp 3 .800 04/01/28 14,510,991
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 829,903
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,262,569
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,578,699
5,000,000 (d) MEG Energy Corp 5 .875 02/01/29 4,880,546
710,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 696,329
4,475,000 MPLX LP 1 .750 03/01/26 4,320,526
7,235,000 MPLX LP 2 .650 08/15/30 6,330,829
1,935,000 MPLX LP 4 .700 04/15/48 1,585,524
7,735,000 (d) Northern Natural Gas Co 3 .400 10/16/51 5,106,078
325,000 Occidental Petroleum Corp 5 .500 12/01/25 325,906
475,000 Occidental Petroleum Corp 5 .550 03/15/26 476,667
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,584,325
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,019,130
1,450,000 (d) Oleoducto Central S.A. 4 .000 07/14/27 1,371,025
7,750,000 ONEOK, Inc 4 .500 03/15/50 6,081,427
2,000,000 (d) Parkland Corp 4 .500 10/01/29 1,854,977
1,260,000 (d) Parkland Corp 4 .625 05/01/30 1,156,561
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,228,283
6,200,000 (d) Pertamina Persero PT 1 .400 02/09/26 5,931,780
850,000 (d) Pertamina Persero PT 3 .650 07/30/29 797,012
1,667,000 Petrobras Global Finance BV 5 .999 01/27/28 1,665,141
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,123,134
1,000,000 Petroleos Mexicanos 5 .950 01/28/31 844,486
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 5,431,995
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,263,500
1,000,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 912,081
15,790,000 Phillips 66 2 .150 12/15/30 13,394,056
2,400,000 Phillips 66 3 .300 03/15/52 1,543,650
860,000 Phillips 66 Co 3 .150 12/15/29 789,111
775,000 Phillips 66 Co 4 .680 02/15/45 647,446
2,050,000 (d) Promigas S.A. ESP 3 .750 10/16/29 1,862,761
3,000,000 (d) Qatar Petroleum 2 .250 07/12/31 2,526,108
2,100,000 (d) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,944,075
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,752,408
8,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 8,102,963
3,175,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,706,497
1,375,000 (d) Saudi Arabian Oil Co 5 .250 07/17/34 1,356,366
880,000 (d) SM Energy Co 6 .750 08/01/29 871,083
3,425,000 (d) Southern Gas Corridor CJSC 6 .875 03/24/26 3,471,820
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,931,483
2,235,000 (d) Sunoco LP 7 .000 05/01/29 2,293,711
1,150,000 Sunoco LP 4 .500 05/15/29 1,080,227
300,000 Targa Resources Partners LP 6 .500 07/15/27 302,160
1,700,000 (d) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,664,587
2,200,000 (d) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,852,525
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,039,962
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 3,635,857
2,000,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,916,819
6,025,000 TotalEnergies Capital S.A. 5 .425 09/10/64 5,587,881
7,835,000 TransCanada Trust 5 .500 09/15/79 7,529,216
943,500 (d) Transocean, Inc 8 .750 02/15/30 973,055
1,875,000 (d) US LIQUIDSCO0 5 .584 10/01/34 1,823,623
2,050,000 (d) US LIQUIDSCO0 6 .176 10/01/54 1,984,276
500,000 USA Compression Partners LP 6 .875 09/01/27 501,632
2,125,000 (d) USA Compression Partners LP 7 .125 03/15/29 2,162,501
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,791,058
2,205,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 2,293,846
3,000,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 3,291,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3% (continued)
$ 7,050,000 Williams Cos, Inc 2 .600% 03/15/31 $ 6,070,881
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,599,333
TOTAL ENERGY 353,792,715
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
6,850,000 Agree LP 2 .000 06/15/28 6,203,508
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,423,124
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 442,685
675,000 (e) Alexandria Real Estate Equities, Inc 3 .950 01/15/28 656,179
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,731,719
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,463,716
2,175,000 American Homes 4 Rent LP 5 .250 03/15/35 2,116,394
2,700,000 American Tower Corp 2 .950 01/15/25 2,698,263
600,000 American Tower Corp 3 .375 10/15/26 586,061
1,200,000 American Tower Corp 3 .600 01/15/28 1,153,709
5,370,000 American Tower Corp 1 .500 01/31/28 4,845,951
5,800,000 American Tower Corp 3 .800 08/15/29 5,490,684
6,950,000 American Tower Corp 2 .900 01/15/30 6,259,033
1,375,000 American Tower Corp 2 .100 06/15/30 1,178,291
890,000 American Tower Corp 1 .875 10/15/30 745,798
5,400,000 American Tower Corp 5 .400 01/31/35 5,341,052
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,222,065
10,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 9,325,932
1,525,000 Digital Realty Trust LP 3 .600 07/01/29 1,442,100
7,735,000 Essential Properties LP 2 .950 07/15/31 6,584,999
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,894,720
2,275,000 Extra Space Storage LP 2 .400 10/15/31 1,890,320
1,225,000 Federal Realty OP LP 1 .250 02/15/26 1,175,943
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,666,677
4,125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 4,031,246
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,849,468
8,015,000 Healthcare Realty Holdings LP 3 .100 02/15/30 7,202,901
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,423,342
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 749,361
7,500,000 Highwoods Realty LP 3 .875 03/01/27 7,291,574
1,025,000 Highwoods Realty LP 4 .125 03/15/28 980,583
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,281,426
8,010,000 Highwoods Realty LP 3 .050 02/15/30 7,064,123
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,736,638
155,000 (d) Iron Mountain, Inc 7 .000 02/15/29 158,374
1,310,000 (d) Iron Mountain, Inc 6 .250 01/15/33 1,304,768
1,025,000 Kimco Realty OP LLC 3 .850 06/01/25 1,019,880
700,000 Kimco Realty OP LLC 3 .250 08/15/26 681,429
4,385,000 Kite Realty Group LP 4 .950 12/15/31 4,266,313
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,044,947
9,350,000 Mid-America Apartments LP 2 .750 03/15/30 8,366,463
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 5,104,833
1,700,000 (e) Mid-America Apartments LP 2 .875 09/15/51 1,048,285
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,126,611
625,000 National Retail Properties, Inc 4 .000 11/15/25 619,888
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,810,810
1,425,000 NNN REIT, Inc 5 .600 10/15/33 1,437,078
1,075,000 ProLogis LP 2 .875 11/15/29 984,128
1,100,000 Regency Centers LP 3 .900 11/01/25 1,089,209
950,000 Regency Centers LP 3 .600 02/01/27 927,080
5,885,000 Regency Centers LP 2 .950 09/15/29 5,394,591
17,050,000 (d) SBA Tower Trust 2 .836 01/15/25 17,032,507
8,398,000 (d) SBA Tower Trust 1 .884 01/15/26 8,137,214
7,500,000 (d) SBA Tower Trust 1 .631 11/15/26 7,030,331
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 178,734,324
FINANCIAL SERVICES - 3.0%
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,757,039
17,975,000 AerCap Ireland Capital DAC 3 .000 10/29/28 16,644,131

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.0% (continued)
$ 7,000,000 AerCap Ireland Capital DAC 3 .300% 01/30/32 $ 6,099,235
1,250,000 (e) AerCap Ireland Capital DAC 3 .850 10/29/41 978,312
2,000,000 American Express Co 2 .550 03/04/27 1,914,737
5,705,000 (f) Bank of New York Mellon Corp 4 .700 N/A 5,650,852
4,690,000 (d) Block, Inc 6 .500 05/15/32 4,735,274
830,000 (d) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 821,692
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,431,069
5,490,000 (e),(f) Capital One Financial Corp 3 .950 N/A 5,221,717
10,800,000 (f) Charles Schwab Corp 5 .375 N/A 10,742,486
600,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 575,910
2,500,000 Corebridge Financial, Inc 6 .050 09/15/33 2,585,842
3,475,000 Corebridge Financial, Inc 5 .750 01/15/34 3,539,729
6,400,000 (f) Deutsche Bank AG. 6 .000 N/A 6,269,216
5,400,000 Discover Bank 3 .450 07/27/26 5,278,760
2,275,000 Discover Bank 2 .700 02/06/30 2,007,449
2,375,000 (d) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,313,151
1,705,000 (d) FirstCash, Inc 6 .875 03/01/32 1,711,956
5,330,000 Fiserv, Inc 3 .500 07/01/29 5,000,916
5,275,000 Fiserv, Inc 5 .450 03/15/34 5,278,211
11,000,000 Fiserv, Inc 5 .150 08/12/34 10,748,439
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,258,176
5,800,000 Goldman Sachs Group, Inc 5 .798 08/10/26 5,832,379
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,535,198
12,395,000 Goldman Sachs Group, Inc 5 .851 04/25/35 12,629,243
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 385,402
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,674,487
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,552,500
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 539,697
5,900,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 6,222,609
10,000,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 10,432,145
800,000 (d) HAT Holdings I LLC 8 .000 06/15/27 833,536
925,000 Icahn Enterprises LP 5 .250 05/15/27 875,767
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,174,068
1,100,000 (d) Indian Railway Finance Corp Ltd 3 .249 02/13/30 998,587
7,400,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,410,653
1,000,000 (d) Jane Street Group 6 .125 11/01/32 990,691
2,500,000 (d) Minejesa Capital BV 5 .625 08/10/37 2,324,560
1,040,000 Morgan Stanley 4 .000 07/23/25 1,035,742
4,444,000 Morgan Stanley 2 .188 04/28/26 4,404,365
11,950,000 Morgan Stanley 3 .125 07/27/26 11,673,280
685,000 Morgan Stanley 3 .950 04/23/27 671,305
3,000,000 Morgan Stanley 5 .449 07/20/29 3,033,516
7,250,000 Morgan Stanley 6 .407 11/01/29 7,572,778
15,750,000 Morgan Stanley 5 .250 04/21/34 15,508,948
3,625,000 Morgan Stanley 5 .424 07/21/34 3,599,714
3,675,000 Morgan Stanley 5 .831 04/19/35 3,744,984
19,875,000 Morgan Stanley 5 .320 07/19/35 19,549,235
2,350,000 (d) Muthoot Finance Ltd 6 .375 04/23/29 2,336,479
5,000,000 Navient Corp 5 .000 03/15/27 4,900,790
2,000,000 (f) Northern Trust Corp 4 .600 N/A 1,957,892
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,282,967
5,000,000 OneMain Finance Corp 4 .000 09/15/30 4,443,812
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,037,646
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 366,696
2,975,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,771,191
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,665,729
1,375,000 S&P Global, Inc 4 .250 05/01/29 1,344,806
550,000 (e) Springleaf Finance Corp 5 .375 11/15/29 528,790
815,000 (d) Starwood Property Trust, Inc 6 .500 07/01/30 816,022
6,950,000 (f) State Street Corp 6 .700 N/A 7,087,304
1,650,000 UBS Group AG. 3 .750 03/26/25 1,645,060
8,325,000 (d) UBS Group AG. 2 .193 06/05/26 8,225,845

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.0% (continued)
$ 6,450,000 (d) UBS Group AG. 1 .305% 02/02/27 $ 6,197,973
4,600,000 (d) UBS Group AG. 6 .442 08/11/28 4,753,393
7,500,000 (d) UBS Group AG. 5 .617 09/13/30 7,619,269
3,500,000 (d) UBS Group AG. 3 .179 02/11/43 2,521,013
800,000 (d) UWM Holdings LLC 6 .625 02/01/30 795,058
580,000 (e) Visa, Inc 3 .150 12/14/25 573,418
3,400,000 Visa, Inc 2 .700 04/15/40 2,475,609
2,000,000 (d),(e) VistaJet Malta Finance plc 6 .375 02/01/30 1,747,648
650,000 Voya Financial, Inc 5 .700 07/15/43 620,589
TOTAL FINANCIAL SERVICES 316,484,687
FOOD, BEVERAGE & TOBACCO - 0.9%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,737,002
6,875,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,521,061
12,553,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,415,281
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 10,255,932
11,000,000 (e) Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 10,871,011
2,000,000 (d) Bimbo Bakeries USA, Inc 6 .050 01/15/29 2,041,438
5,000,000 (e) Campbell Soup Co 4 .750 03/23/35 4,714,755
3,250,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,793,015
3,000,000 (d),(e) Coca-Cola Icecek AS. 4 .500 01/20/29 2,839,521
750,000 Constellation Brands, Inc 4 .400 11/15/25 748,258
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,727,365
6,540,000 Constellation Brands, Inc 2 .875 05/01/30 5,843,722
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,266,353
1,875,000 (d) Embotelladora Andina S.A. 3 .950 01/21/50 1,397,225
2,250,000 (d),(e) Gruma SAB de C.V. 5 .390 12/09/34 2,186,618
2,000,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,652,700
2,200,000 Kraft Heinz Foods Co 4 .375 06/01/46 1,781,236
1,500,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 1,499,998
9,000,000 Philip Morris International, Inc 5 .250 02/13/34 8,894,962
680,000 (d) Post Holdings, Inc 6 .250 02/15/32 674,891
2,000,000 (d) Post Holdings, Inc 6 .375 03/01/33 1,957,725
5,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 5,114,577
2,500,000 (d) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 2,535,633
1,305,000 (d) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,281,975
TOTAL FOOD, BEVERAGE & TOBACCO 94,752,254
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 641,927
285,000 Aetna, Inc 6 .625 06/15/36 300,153
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,875,071
1,640,000 Centene Corp 2 .450 07/15/28 1,475,849
8,310,000 Centene Corp 3 .000 10/15/30 7,170,673
6,250,000 (d) CHS 5 .250 05/15/30 5,133,299
2,550,000 Cigna Group 3 .200 03/15/40 1,869,323
430,000 (d) Concentra Escrow Issuer Corp 6 .875 07/15/32 439,013
495,000 CVS Health Corp 3 .875 07/20/25 491,816
8,550,000 CVS Health Corp 4 .780 03/25/38 7,392,945
19,325,000 CVS Health Corp 5 .050 03/25/48 15,934,347
1,000,000 (d) DaVita, Inc 4 .625 06/01/30 919,325
2,000,000 (d) DaVita, Inc 6 .875 09/01/32 2,015,330
9,160,000 Elevance Health, Inc 2 .250 05/15/30 7,957,615
2,625,000 Elevance Health, Inc 5 .125 02/15/53 2,335,346
2,815,000 HCA, Inc 5 .625 09/01/28 2,852,407
5,000,000 HCA, Inc 3 .500 09/01/30 4,541,002
9,475,000 HCA, Inc 3 .625 03/15/32 8,350,986
6,800,000 HCA, Inc 4 .625 03/15/52 5,306,589
3,500,000 (d) Hologic, Inc 3 .250 02/15/29 3,165,192
10,100,000 Humana, Inc 2 .150 02/03/32 8,045,034
800,000 Humana, Inc 5 .875 03/01/33 802,950
800,000 (d) Molina Healthcare, Inc 6 .250 01/15/33 790,674
225,000 Tenet Healthcare Corp 4 .625 06/15/28 215,322
5,400,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,389,982

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.0% (continued)
$ 2,500,000 Tenet Healthcare Corp 4 .250% 06/01/29 $ 2,346,998
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 2,972,179
7,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 6,109,494
2,750,000 UnitedHealth Group, Inc 5 .150 07/15/34 2,713,304
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,022,361
TOTAL HEALTH CARE EQUIPMENT & SERVICES 110,576,506
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
3,150,000 Church & Dwight Co, Inc 2 .300 12/15/31 2,636,382
1,170,000 (d) Coty, Inc 6 .625 07/15/30 1,185,942
8,175,000 Haleon US Capital LLC 3 .625 03/24/32 7,402,488
8,350,000 Unilever Capital Corp 4 .625 08/12/34 8,038,626
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,263,438
INSURANCE - 1.4%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,397,316
131,000 Aflac, Inc 6 .450 08/15/40 140,735
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 787,477
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,370,250
2,000,000 (d) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,980,247
6,400,000 (d) Allianz SE 6 .350 09/06/53 6,669,542
11,160,000 Aon Corp 2 .800 05/15/30 9,944,047
1,450,000 Aon Corp 5 .350 02/28/33 1,443,570
1,045,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 1,076,142
1,000,000 Arthur J Gallagher & Co 5 .750 03/02/53 981,253
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,224,174
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 722,730
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,243,777
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,135,542
8,225,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 7,352,396
2,500,000 (d) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,397,959
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 14,054,085
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 295,117
3,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 2,113,139
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,823,187
1,450,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,054,949
600,000 MetLife, Inc 3 .000 03/01/25 598,285
525,000 MetLife, Inc 3 .600 11/13/25 520,617
1,025,000 MetLife, Inc 5 .000 07/15/52 926,136
5,870,000 (f) MetLife, Inc 3 .850 N/A 5,762,991
3,250,000 (d) Panther Escrow Issuer LLC 7 .125 06/01/31 3,282,482
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,408,863
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 3,016,548
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,524,279
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 5,233,923
10,250,000 Prudential Financial, Inc 6 .500 03/15/54 10,541,766
9,575,000 Reinsurance Group of America, Inc 5 .750 09/15/34 9,650,339
985,000 (d) Ryan Specialty LLC 5 .875 08/01/32 974,601
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 11,206,379
3,800,000 Verisk Analytics, Inc 5 .250 06/05/34 3,753,452
3,900,000 (a),(d) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7 .784 01/05/27 3,949,920
1,900,000 (a),(d) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 6 .784 01/07/28 1,897,910
TOTAL INSURANCE 144,456,125
MATERIALS - 1.1%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,338,431
875,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 807,628
2,000,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 1,682,930
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 358,191
4,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 4,141,449
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,475,107
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,124,516
2,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,258,731
1,778,000 (d) Antofagasta plc 2 .375 10/14/30 1,491,797
1,600,000 (d) Antofagasta plc 5 .625 05/13/32 1,582,991

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.1% (continued)
$ 1,150,000 (d) Antofagasta plc 6 .250% 05/02/34 $ 1,167,731
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,495,281
400,000 (d) Avient Corp 6 .250 11/01/31 394,556
3,570,000 Ball Corp 6 .875 03/15/28 3,651,341
1,850,000 Ball Corp 2 .875 08/15/30 1,583,149
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,751,726
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,711,723
2,025,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 1,941,681
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,406,523
1,325,000 (d) Cemex SAB de C.V. 5 .450 11/19/29 1,307,145
500,000 (d),(e) Cemex SAB de C.V. 3 .875 07/11/31 435,808
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,378,663
3,000,000 (d) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,661,333
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,776,000
325,000 (d) Corp Nacional del Cobre de Chile 6 .440 01/26/36 331,127
265,000 DowDuPont, Inc 4 .493 11/15/25 264,338
800,000 (d) Freeport Indonesia PT 4 .763 04/14/27 789,128
1,860,000 (d) Freeport Indonesia PT 5 .315 04/14/32 1,811,270
1,500,000 (d) Fresnillo plc 4 .250 10/02/50 1,068,182
3,000,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 2,941,573
4,900,000 (d) Inversiones CMPC S.A. 3 .000 04/06/31 4,166,394
3,000,000 (d) Klabin Austria GmbH 5 .750 04/03/29 2,926,913
3,000,000 (d) Kraton Corp 5 .000 07/15/27 3,011,053
2,600,000 (d) MEGlobal BV 2 .625 04/28/28 2,352,979
2,000,000 (d) Mineral Resources Ltd 8 .000 11/01/27 2,044,637
1,325,000 (d) Mineral Resources Ltd 9 .250 10/01/28 1,390,151
1,560,000 (d) Navoi Mining & Metallurgical Combinat 6 .700 10/17/28 1,552,209
725,000 (d) Nexa Resources S.A. 6 .750 04/09/34 738,462
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,713,045
1,600,000 (d) OCP S.A. 3 .750 06/23/31 1,378,195
1,075,000 (d) OCP S.A. 6 .750 05/02/34 1,096,500
2,000,000 Olin Corp 5 .125 09/15/27 1,957,428
2,000,000 (d) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,888,134
1,750,000 Sasol Financing USA LLC 4 .375 09/18/26 1,674,916
670,000 (d) Sealed Air Corp 6 .125 02/01/28 672,229
600,000 (d) Sealed Air Corp 7 .250 02/15/31 618,480
1,280,000 (d) Sealed Air Corp 6 .500 07/15/32 1,281,963
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,118,105
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,148,496
4,070,000 (d) Tronox, Inc 4 .625 03/15/29 3,653,031
3,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 3,163,999
TOTAL MATERIALS 114,677,368
MEDIA & ENTERTAINMENT - 1.2%
4,900,000 (d) CCO Holdings LLC 5 .125 05/01/27 4,814,839
2,500,000 (d) CCO Holdings LLC 4 .500 08/15/30 2,243,990
5,000,000 (d) CCO Holdings LLC 4 .250 02/01/31 4,357,627
6,300,000 Charter Communications Operating LLC 4 .400 04/01/33 5,628,355
10,250,000 Charter Communications Operating LLC 6 .550 06/01/34 10,484,799
10,650,000 Charter Communications Operating LLC 4 .800 03/01/50 7,999,823
5,000,000 Charter Communications Operating LLC 5 .250 04/01/53 4,035,603
3,700,000 Comcast Corp 4 .150 10/15/28 3,608,367
4,525,000 Comcast Corp 3 .200 07/15/36 3,654,506
1,000,000 Comcast Corp 3 .900 03/01/38 840,733
23,358,000 Comcast Corp 2 .887 11/01/51 14,048,613
10,186,000 Comcast Corp 2 .937 11/01/56 5,932,706
4,100,000 (d) CSC Holdings LLC 5 .500 04/15/27 3,669,498
985,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 959,684
2,000,000 (d) DISH Network Corp 11 .750 11/15/27 2,118,384
2,000,000 (d),(e) Gray Television, Inc 10 .500 07/15/29 1,999,863
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 2,700,708
650,000 Lamar Media Corp 3 .750 02/15/28 609,561
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,921,385

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.2% (continued)
$ 1,000,000 Lamar Media Corp 4 .000% 02/15/30 $ 910,374
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,474,176
1,275,000 (d),(e) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,023,124
1,145,000 (d) McGraw-Hill Education, Inc 7 .375 09/01/31 1,171,763
825,000 (d) News Corp 3 .875 05/15/29 765,299
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,510,697
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,374,577
500,000 (d),(e) Sirius XM Radio, Inc 3 .875 09/01/31 418,389
3,000,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 2,721,180
250,000 Time Warner Cable LLC 5 .875 11/15/40 223,699
1,275,000 (d),(e) Univision Communications, Inc 4 .500 05/01/29 1,141,224
2,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 1,768,916
15,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 14,451,465
800,000 Warnermedia Holdings, Inc 4 .054 03/15/29 744,360
16,925,000 Warnermedia Holdings, Inc 5 .141 03/15/52 12,575,347
2,325,000 (e) Weibo Corp 3 .375 07/08/30 2,082,825
1,413,000 (d) Ziff Davis, Inc 4 .625 10/15/30 1,293,363
TOTAL MEDIA & ENTERTAINMENT 128,279,822
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,750,000 AbbVie, Inc 3 .200 11/21/29 3,480,571
13,550,000 AbbVie, Inc 4 .950 03/15/31 13,547,256
6,875,000 AbbVie, Inc 4 .050 11/21/39 5,873,517
5,825,000 AbbVie, Inc 5 .400 03/15/54 5,606,889
18,025,000 Amgen, Inc 5 .250 03/02/33 17,891,946
19,850,000 Amgen, Inc 5 .650 03/02/53 19,110,930
450,000 AstraZeneca Finance LLC 2 .250 05/28/31 383,271
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,431,756
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,864,976
10,000,000 Bristol-Myers Squibb Co 5 .550 02/22/54 9,700,791
1,065,000 Danaher Corp 2 .800 12/10/51 657,197
3,775,000 Eli Lilly & Co 5 .000 02/09/54 3,469,265
17,900,000 Gilead Sciences, Inc 5 .250 10/15/33 17,965,355
635,000 Gilead Sciences, Inc 4 .000 09/01/36 560,120
1,500,000 Gilead Sciences, Inc 2 .600 10/01/40 1,037,168
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,045,333
2,500,000 (d) Organon Finance  LLC 4 .125 04/30/28 2,348,712
5,650,000 (d),(e) Organon Finance  LLC 5 .125 04/30/31 5,078,275
25,375,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 23,759,192
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,363,139
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 138,175,659
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,264,612
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,289,601
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,554,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
11,250,000 (d) Broadcom, Inc 3 .469 04/15/34 9,749,928
4,850,000 Broadcom, Inc 4 .800 10/15/34 4,680,183
20,542,000 (d) Broadcom, Inc 4 .926 05/15/37 19,538,479
260,000 Intel Corp 3 .150 05/11/27 249,517
1,150,000 Intel Corp 3 .734 12/08/47 758,425
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,022,870
1,650,000 (d),(e) NXP BV 2 .700 05/01/25 1,638,607
2,650,000 NXP BV 3 .875 06/18/26 2,613,686
1,975,000 NXP BV 4 .400 06/01/27 1,955,754
1,200,000 NXP BV 3 .400 05/01/30 1,102,231
4,575,000 NXP BV 3 .125 02/15/42 3,184,929
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 893,694
3,000,000 (d) TSMC Global Ltd 0 .750 09/28/25 2,914,545
2,000,000 (d) TSMC Global Ltd 1 .000 09/28/27 1,811,664

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5% (continued)
$ 3,000,000 (d),(e) TSMC Global Ltd 1 .750% 04/23/28 $ 2,712,984
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 57,827,496
SOFTWARE & SERVICES - 0.9%
3,450,000 Accenture Capital, Inc 4 .500 10/04/34 3,278,599
11,405,000 Adobe, Inc 2 .300 02/01/30 10,143,662
3,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,940,010
4,700,000 AppLovin Corp 5 .500 12/01/34 4,664,977
265,000 (d) CA Magnum Holdings 5 .375 10/31/26 258,207
2,270,000 (d) Gen Digital, Inc 6 .750 09/30/27 2,304,162
19,000,000 Microsoft Corp 2 .400 08/08/26 18,430,039
2,675,000 Microsoft Corp 3 .400 09/15/26 2,633,751
1,850,000 Microsoft Corp 1 .350 09/15/30 1,567,355
1,911,000 Microsoft Corp 2 .525 06/01/50 1,176,025
455,000 (d) Open Text Corp 6 .900 12/01/27 470,164
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,559,901
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 498,782
12,750,000 Oracle Corp 4 .900 02/06/33 12,413,779
12,000,000 Oracle Corp 5 .375 09/27/54 11,060,657
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,839,652
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 11,213,472
5,800,000 Salesforce, Inc 2 .700 07/15/41 4,085,722
TOTAL SOFTWARE & SERVICES 92,538,916
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
3,450,000 Amphenol Corp 2 .800 02/15/30 3,120,274
8,575,000 Apple, Inc 2 .450 08/04/26 8,317,069
21,975,000 Apple, Inc 2 .050 09/11/26 21,138,027
1,100,000 Apple, Inc 4 .650 02/23/46 1,005,719
1,590,000 Apple, Inc 2 .650 02/08/51 980,955
5,625,000 (d) Imola Merger Corp 4 .750 05/15/29 5,334,134
4,700,000 (d) Lenovo Group Ltd 3 .421 11/02/30 4,219,681
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 894,707
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 45,010,566
TELECOMMUNICATION SERVICES - 2.0%
12,477,000 AT&T, Inc 2 .550 12/01/33 10,050,643
2,300,000 AT&T, Inc 4 .500 05/15/35 2,127,212
54,975,000 AT&T, Inc 3 .550 09/15/55 36,975,374
12,174,000 AT&T, Inc 3 .800 12/01/57 8,398,889
2,750,000 (d) Bharti Airtel Ltd 3 .250 06/03/31 2,426,441
1,505,000 (d) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 1,487,507
1,225,000 (d) CT Trust 5 .125 02/03/32 1,096,254
3,850,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,159,976
2,500,000 (d) Frontier Communications Holdings LLC 5 .875 10/15/27 2,492,075
892,000 (d) Iliad Holding SASU 7 .000 10/15/28 903,926
865,000 (d) Iliad Holding SASU 8 .500 04/15/31 919,637
5,000,000 (d) Level 3 Financing, Inc 10 .500 05/15/30 5,445,000
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,600,500
1,675,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 1,467,847
2,750,000 (d),(e) Millicom International Cellular S.A. 7 .375 04/02/32 2,754,125
5,500,000 (d) MTN Mauritius Investment Ltd 6 .500 10/13/26 5,541,250
500,000 Orange S.A. 5 .375 01/13/42 479,389
220,000 (d) Sable International Finance Ltd 7 .125 10/15/32 215,565
1,650,000 (d) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,640,347
5,075,000 (d) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 4,761,808
1,575,000 (d) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,430,724
5,000,000 Telefonica Emisiones S.A. 5 .213 03/08/47 4,429,264
2,990,000 Telefonica Emisiones S.A. 4 .895 03/06/48 2,533,513
3,000,000 (d) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,273,132
800,000 T-Mobile USA, Inc 2 .250 02/15/26 777,022
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 21,679,721
23,910,000 T-Mobile USA, Inc 3 .875 04/15/30 22,499,009
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 10,575,211
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 909,256

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.0% (continued)
$ 4,545,000 T-Mobile USA, Inc 3 .300% 02/15/51 $ 2,997,613
1,850,000 (d) Turk Telekomunikasyon AS. 7 .375 05/20/29 1,884,558
15,000,000 Verizon Communications, Inc 1 .750 01/20/31 12,360,718
32,800,000 Verizon Communications, Inc 2 .550 03/21/31 28,246,352
4,568,000 Verizon Communications, Inc 2 .355 03/15/32 3,788,256
2,415,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,076,122
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,500,205
760,000 (d) Windstream Escrow LLC 8 .250 10/01/31 784,945
TOTAL TELECOMMUNICATION SERVICES 217,689,386
TRANSPORTATION - 0.5%
1,000,000 (d) Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 900,817
800,000 (d),(e) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 722,954
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,742,248
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,083,150
5,000,000 (d),(e) Brightline East LLC 11 .000 01/31/30 4,771,900
3,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,461,958
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,536,210
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 1,916,816
1,500,000 (d) DP World Ltd 5 .625 09/25/48 1,419,504
2,300,000 (d) ENA Master Trust 4 .000 05/19/48 1,697,400
1,110,000 (d) Genesee & Wyoming, Inc 6 .250 04/15/32 1,116,692
2,000,000 (d) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 1,969,760
2,000,000 (d) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 1,970,000
4,000,000 (d) Mexico City Airport Trust 5 .500 07/31/47 3,217,195
2,260,000 (d) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,197,912
3,000,000 (d) Rumo Luxembourg Sarl 5 .250 01/10/28 2,911,501
3,000,000 Southwest Airlines Co 5 .125 06/15/27 3,013,370
3,000,000 (d) Transnet SOC Ltd 8 .250 02/06/28 3,056,460
7,200,000 Union Pacific Corp 2 .891 04/06/36 5,806,756
1,175,000 Union Pacific Corp 3 .839 03/20/60 839,732
2,000,000 United Parcel Service, Inc 5 .500 05/22/54 1,948,985
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,964,058
TOTAL TRANSPORTATION 54,265,378
UTILITIES - 3.0%
1,431,875 (d) Adani Transmission Ltd 4 .250 05/21/36 1,107,237
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 971,275
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 786,856
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,289,983
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 1,849,822
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 2,787,245
725,000 Alabama Power Co 4 .150 08/15/44 595,875
3,000,000 Alabama Power Co 3 .450 10/01/49 2,117,383
10,350,000 Alabama Power Co 3 .125 07/15/51 6,801,357
4,756,989 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,506,358
3,250,000 Ameren Corp 1 .750 03/15/28 2,940,280
14,500,000 Ameren Illinois Co 4 .950 06/01/33 14,231,167
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,594,353
3,075,000 (e) American Water Capital Corp 2 .800 05/01/30 2,761,090
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,443,718
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,092,126
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,056,507
675,000 American Water Capital Corp 3 .450 05/01/50 465,857
760,000 American Water Capital Corp 3 .250 06/01/51 506,565
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,452,395
375,000 Atmos Energy Corp 4 .125 10/15/44 305,375
10,075,000 Atmos Energy Corp 5 .000 12/15/54 9,074,816
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,527,688
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,712,046
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,798,269
850,000 Black Hills Corp 3 .150 01/15/27 820,344
760,000 Black Hills Corp 3 .875 10/15/49 549,112
850,000 (d) California Buyer Ltd 6 .375 02/15/32 847,744

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 1,200,000 CenterPoint Energy Houston Electric LLC 3 .000% 03/01/32 $ 1,042,017
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,115,811
2,125,000 (d) Colbun S.A. 3 .150 01/19/32 1,780,705
850,000 (d) Comision Federal de Electricidad 5 .700 01/24/30 816,000
3,000,000 (d) Comision Federal de Electricidad 3 .348 02/09/31 2,485,699
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,105,846
6,250,000 Commonwealth Edison Co 2 .750 09/01/51 3,680,707
10,250,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 9,851,134
817,000 Consumers Energy Co 2 .650 08/15/52 492,498
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,451,809
1,465,875 (d) Continuum Green Energy India Pvt 7 .500 06/26/33 1,513,269
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,639,701
3,100,000 Dominion Energy, Inc 7 .000 06/01/54 3,273,551
12,000,000 (f) Dominion Energy, Inc 4 .350 N/A 11,619,335
1,500,000 DTE Electric Co 3 .650 03/01/52 1,097,479
3,875,000 DTE Electric Co 5 .400 04/01/53 3,757,531
7,000,000 Duke Energy Carolinas LLC 5 .400 01/15/54 6,704,678
14,570,000 Duke Energy Corp 3 .300 06/15/41 10,692,633
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,300,784
5,310,000 Duke Energy Progress LLC 2 .500 08/15/50 3,071,922
1,500,000 (d) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,063,725
2,390,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,130,110
1,300,000 (d) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,108,378
1,310,000 (d) Engie Energia Chile S.A. 6 .375 04/17/34 1,316,043
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 589,728
3,000,000 Entergy Corp 0 .900 09/15/25 2,917,429
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,266,186
900,000 (d) Eskom Holdings SOC Ltd 8 .450 08/10/28 943,214
2,455,000 (d) Ferrellgas LP 5 .375 04/01/26 2,429,194
3,225,000 (d) Ferrellgas LP 5 .875 04/01/29 2,947,677
2,250,000 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,202,637
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,165,770
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,110,287
2,000,000 Georgia Power Co 4 .650 05/16/28 1,991,567
2,000,000 Georgia Power Co 4 .950 05/17/33 1,958,583
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 853,481
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,881,757
6,000,000 (d) Israel Electric Corp Ltd 4 .250 08/14/28 5,742,300
2,000,000 (d) Kallpa Generacion SA 4 .125 08/16/27 1,940,560
2,600,000 (d) Korea Southern Power Co Ltd 0 .750 01/27/26 2,487,135
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,938,250
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,611,744
1,650,000 Nevada Power Co 2 .400 05/01/30 1,451,159
2,000,000 (d) Niagara Energy SAC 5 .746 10/03/34 1,938,769
15,720,000 NiSource, Inc 1 .700 02/15/31 12,853,872
2,845,000 (d) NRG Energy, Inc 2 .450 12/02/27 2,641,716
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,245,523
1,200,000 (d) NRG Energy, Inc 6 .000 02/01/33 1,165,470
960,000 (d) NRG Energy, Inc 6 .250 11/01/34 941,611
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,932,994
850,000 NSTAR Electric Co 3 .950 04/01/30 812,477
2,175,000 Ohio Power Co 4 .150 04/01/48 1,668,125
2,175,000 Ohio Power Co 4 .000 06/01/49 1,630,227
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 169,584
2,940,000 PacifiCorp 2 .700 09/15/30 2,597,132
350,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 328,493
1,375,000 PECO Energy Co 3 .000 09/15/49 896,606
1,000,000 PECO Energy Co 2 .800 06/15/50 623,240
1,400,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,310,992
2,500,000 (d) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,272,428
135,000 Potomac Electric Power Co 7 .900 12/15/38 165,875
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,611,997

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 2,825,000 Public Service Electric and Gas Co 4 .900% 12/15/32 $ 2,798,902
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,639,719
5,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 4,842,155
4,000,000 (f) Sempra 4 .875 N/A 3,947,947
5,000,000 Southern Co 4 .850 03/15/35 4,770,148
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,055,902
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,052,136
3,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 2,457,354
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,414,589
550,000 (d) Superior Plus LP 4 .500 03/15/29 500,064
2,815,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 2,999,947
4,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 3,697,453
1,413,562 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,275,604
4,600,000 Union Electric Co 5 .450 03/15/53 4,404,640
2,250,000 Union Electric Co 5 .125 03/15/55 2,060,447
1,025,000 Virginia Electric and Power Co 2 .950 11/15/26 994,530
2,850,000 Virginia Electric and Power Co 5 .700 08/15/53 2,810,321
775,000 Virginia Electric and Power Co 5 .550 08/15/54 749,098
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 4,853,459
1,000,000 Wisconsin Power and Light Co 4 .100 10/15/44 788,496
470,000 Xcel Energy, Inc 4 .800 09/15/41 404,452
TOTAL UTILITIES 317,857,360
TOTAL CORPORATE BONDS
(Cost $3,869,421,233) 3,608,155,365
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 46.7%
AGENCY SECURITIES - 0.0%
2,398,984 Canal Barge Co, Inc 4 .500 11/12/34 2,307,507
3,875,000 United States International Development Finance Corp 3 .520 09/20/32 3,686,430
TOTAL AGENCY SECURITIES 5,993,937
FOREIGN GOVERNMENT BONDS - 1.9%
3,125,000 (d) Angolan Government International Bond 8 .750 04/14/32 2,761,612
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,618,772
950,000 (d) Bank Gospodarstwa Krajowego 6 .250 10/31/28 988,129
3,305,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 3,226,209
3,415,000 (d) Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,083,267
EUR 2,100,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,817,446
628,900 (d) Barbados Government International Bond 6 .500 10/01/29 614,435
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,591,320
3,275,000 Brazilian Government International Bond 4 .750 01/14/50 2,230,485
1,500,000 Brazilian Government International Bond 7 .125 05/13/54 1,386,859
5,950,000 Chile Government International Bond 2 .550 01/27/32 4,977,772
1,900,000 Chile Government International Bond 3 .500 01/31/34 1,634,343
990,000 Chile Government International Bond 3 .100 05/07/41 706,363
2,525,000 Colombia Government International Bond 3 .250 04/22/32 1,932,887
1,425,000 Colombia Government International Bond 7 .500 02/02/34 1,401,487
1,350,000 Colombia Government International Bond 8 .000 11/14/35 1,357,425
1,300,000 Colombia Government International Bond 5 .000 06/15/45 876,200
3,460,000 (d) Costa Rica Government International Bond 5 .625 04/30/43 3,084,590
1,295,000 (d) Dominican Republic Government International Bond 5 .500 02/22/29 1,252,265
DOP 54,000,000 (d) Dominican Republic Government International Bond 12 .000 03/05/32 973,106
3,850,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 3,253,250
2,040,000 (d) Dominican Republic International Bond 5 .300 01/21/41 1,730,940
857,325 (d) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 595,958
956,102 (d) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 541,587
1,150,000 (d) Egypt Government International Bond 7 .600 03/01/29 1,112,682
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,287,075
1,050,000 (d) Egypt Government International Bond 8 .500 01/31/47 814,684
1,875,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,496,775
395,000 European Investment Bank 4 .875 02/15/36 397,896
4,400,000 (d) Export-Import Bank of India 3 .875 02/01/28 4,251,176

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,900,000 (d) Export-Import Bank of India 2 .250% 01/13/31 $ 1,602,242
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 2,137,960
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,631,026
78,400 (d),(h) Ghana Government International Bond 0 .000 07/03/26 73,135
592,900 (d),(h) Ghana Government International Bond 5 .000 07/03/29 511,309
130,474 (d),(h) Ghana Government International Bond 0 .000 01/03/30 101,152
852,600 (d),(h) Ghana Government International Bond 5 .000 07/03/35 598,913
525,000 (d) Guatemala Government Bond 3 .700 10/07/33 423,413
500,000 (d) Guatemala Government Bond 6 .125 06/01/50 443,250
1,350,000 (d) Honduras Government International Bond 6 .250 01/19/27 1,306,800
1,100,000 (d) Honduras Government International Bond 5 .625 06/24/30 981,200
1,825,000 (d) Honduras Government International Bond 8 .625 11/27/34 1,813,138
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 721,742
875,000 (d) Hungary Government International Bond 5 .250 06/16/29 860,230
575,000 (d) Hungary Government International Bond 2 .125 09/22/31 455,774
2,975,000 (d) Hungary Government International Bond 5 .500 03/26/36 2,783,517
500,000 Indonesia Government International Bond 3 .550 03/31/32 447,953
975,000 Indonesia Government International Bond 4 .750 09/10/34 925,806
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,722,796
1,019,375 (d) Iraq Government International Bond 5 .800 01/15/28 991,852
1,750,000 Israel Government International Bond 5 .375 03/12/29 1,744,572
EUR 125,000 (d) Ivory Coast Government International Bond 4 .875 01/30/32 113,864
770,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 686,262
3,825,000 (d) Ivory Coast Government International Bond 8 .250 01/30/37 3,715,222
834,654 (d) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 789,582
710,000 Jamaica Government International Bond 6 .750 04/28/28 732,720
3,050,000 Jamaica Government International Bond 7 .875 07/28/45 3,522,750
1,000,000 (d) Jordan Government International Bond 7 .500 01/13/29 993,960
2,060,000 (d) Jordan Government International Bond 5 .850 07/07/30 1,883,672
1,375,000 (d) Kenya Government International Bond 7 .000 05/22/27 1,352,313
1,000,000 (d) Kenya Government International Bond 9 .750 02/16/31 987,500
1,000,000 (d) Kenya Government International Bond 8 .000 05/22/32 906,972
1,490,000 (d) Kenya Government International Bond 6 .300 01/23/34 1,173,286
2,000,000 (d) Kommunalbanken AS. 1 .125 06/14/30 1,669,812
3,175,000 (d) Korea Electric Power Corp 1 .125 06/15/25 3,119,345
3,000,000 (d) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,862,144
445,000 (d) Magyar Export-Import Bank Zrt 6 .125 12/04/27 448,338
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,697,824
825,000 Mexico Government International Bond 5 .400 02/09/28 815,942
900,000 (e) Mexico Government International Bond 3 .250 04/16/30 782,835
1,800,000 Mexico Government International Bond 3 .500 02/12/34 1,431,928
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,166,159
5,850,000 Mexico Government International Bond 4 .280 08/14/41 4,289,959
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,536,490
3,000,000 Mexico Government International Bond 6 .400 05/07/54 2,686,459
2,825,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,507,541
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 356,265
2,500,000 (d) Namibia Government International Bond 5 .250 10/29/25 2,469,768
345,000 (d) Nigeria Government International Bond 7 .875 02/16/32 310,310
2,325,000 (d) Nigeria Government International Bond 7 .375 09/28/33 1,985,629
1,250,000 (d) Nigeria Government International Bond 10 .375 12/09/34 1,276,250
1,575,000 (d) Oman Government International Bond 5 .375 03/08/27 1,567,295
2,090,000 (d) Oman Government International Bond 6 .000 08/01/29 2,113,826
3,125,000 (d) OPEC Fund for International Development 4 .500 01/26/26 3,115,214
2,475,000 Oriental Republic of Uruguay 5 .250 09/10/60 2,251,433
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,119,967
3,100,000 Panama Government International Bond 6 .700 01/26/36 2,872,063
1,500,000 Panama Government International Bond 4 .500 04/01/56 881,898
475,000 (d) Paraguay Government International Bond 4 .700 03/27/27 465,975
2,200,000 (d) Paraguay Government International Bond 6 .100 08/11/44 2,074,600
2,800,000 (d) Paraguay Government International Bond 5 .400 03/30/50 2,370,200
1,435,000 (d) Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,222,922

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,200,000 (d) Perusahaan Penerbit SBSN Indonesia III 4 .700% 06/06/32 $ 1,159,500
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,055,288
1,965,000 Peruvian Government International Bond 5 .875 08/08/54 1,872,331
975,000 Philippine Government International Bond 4 .750 03/05/35 928,148
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,061,882
620,000 Province of Quebec Canada 7 .500 09/15/29 694,576
1,125,000 (d) Republic of Azerbaijan International Bond 3 .500 09/01/32 952,348
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,549,092
PLN 6,600,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,615,846
2,000,000 Republic of Poland Government International Bond 5 .125 09/18/34 1,936,980
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,938,336
2,000,000 (d) Republic of South Africa Government International Bond 7 .100 11/19/36 1,949,382
ZAR 23,400,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,005,943
2,895,000 (e) Republic of South Africa Government International Bond 5 .375 07/24/44 2,170,474
1,475,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,336,763
UZS 7,970,000,000 (d) Republic of Uzbekistan International Bond 16 .625 05/29/27 626,785
1,490,000 (d) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,538,532
1,960,000 (d) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,843,764
1,700,000 (d) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,416,236
950,000 (d) Republic of Uzbekistan International Bond 6 .900 02/28/32 926,460
RON 3,900,000 Romania Government Bond 8 .750 10/30/28 850,548
1,180,000 (d),(h) Romanian Government International Bond 5 .875 01/30/29 1,148,996
2,000,000 (d) Romanian Government International Bond 3 .000 02/14/31 1,616,594
726,000 (d) Romanian Government International Bond 5 .750 03/24/35 647,793
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 896,988
3,825,000 (d) Rwanda International Government Bond 5 .500 08/09/31 3,217,208
2,800,000 (d) Saudi Government International Bond 4 .500 04/17/30 2,715,339
1,650,000 (d) Saudi Government International Bond 5 .000 01/16/34 1,602,196
2,810,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,864,278
1,700,000 (d) Senegal Government International Bond 6 .250 05/23/33 1,360,000
1,825,000 (d) Serbia Government International Bond 2 .125 12/01/30 1,482,137
1,810,000 (d) Serbia Government International Bond 6 .500 09/26/33 1,858,761
1,525,000 (d) Serbia International Bond 6 .000 06/12/34 1,499,831
1,110,000 State of Israel 3 .800 05/13/60 718,986
1,750,000 Turkey Government International Bond 6 .000 01/14/41 1,437,814
2,125,000 Turkiye Government International Bond 7 .625 05/15/34 2,157,799
1,050,000 Turkiye Government International Bond 6 .500 01/03/35 981,593
33,169 (d) Ukraine Government International Bond 0 .000 02/01/30 17,961
123,947 (d) Ukraine Government International Bond 0 .000 02/01/34 51,128
303,607 (d) Ukraine Government International Bond 1 .750 02/01/34 170,248
104,744 (d) Ukraine Government International Bond 0 .000 02/01/35 61,799
151,803 (d) Ukraine Government International Bond 1 .750 02/01/35 83,492
87,287 (d) Ukraine Government International Bond 0 .000 02/01/36 51,063
151,803 (d) Ukraine Government International Bond 1 .750 02/01/36 81,974
1,100,025 (d) Zambia Government International Bond 5 .750 06/30/33 965,272
556,713 (d) Zambia Government International Bond 0 .500 12/31/53 318,969
TOTAL FOREIGN GOVERNMENT BONDS 205,038,702
MORTGAGE BACKED - 23.8%
4,335,000 (a),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 2,986,282
4,644,250 (a),(d) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 3,850,560
69,595,883 (a),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 574,820
7,798,969 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 106,789
13,155,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .669 03/25/42 13,688,550
20,185,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .210 06/25/42 21,833,452
3,585,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .919 01/25/43 3,783,665
2,750,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .110 05/25/43 2,941,313
1,475,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .910 05/25/43 1,624,380
3,395,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 3,581,364
860,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11 .410 06/25/43 956,529
4,015,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 4,258,100
1,275,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .469 07/25/43 1,403,663
5,510,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .119 10/25/43 5,780,004

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 37 Fannie Mae Pool 7 .500% 01/01/29 $ 38
413 Fannie Mae Pool 7 .500 03/01/31 426
529,595 Fannie Mae Pool 3 .500 05/01/32 515,263
375,139 Fannie Mae Pool 5 .000 05/01/35 371,997
296,787 Fannie Mae Pool 5 .000 10/01/35 294,453
156,388 Fannie Mae Pool 5 .000 02/01/36 155,222
237,918 Fannie Mae Pool 5 .500 11/01/38 239,142
2,488,584 Fannie Mae Pool 3 .000 10/01/39 2,245,886
1,175,866 Fannie Mae Pool 3 .000 05/01/40 1,061,585
233,694 Fannie Mae Pool 5 .000 09/01/40 232,862
156,560 Fannie Mae Pool 4 .000 02/01/41 147,714
285,797 Fannie Mae Pool 5 .000 05/01/41 284,779
4,187,100 Fannie Mae Pool 4 .000 09/01/42 3,940,182
540,169 Fannie Mae Pool 3 .500 04/01/43 491,476
474,112 Fannie Mae Pool 3 .500 09/01/43 432,677
1,551,687 Fannie Mae Pool 4 .500 03/01/44 1,500,375
31,051,316 Fannie Mae Pool 4 .000 05/01/44 29,255,161
467,986 Fannie Mae Pool 4 .500 06/01/44 449,642
1,774,394 Fannie Mae Pool 4 .500 06/01/44 1,704,858
989,923 Fannie Mae Pool 4 .500 08/01/44 951,129
1,451,016 Fannie Mae Pool 4 .500 10/01/44 1,394,146
1,015,654 Fannie Mae Pool 4 .500 11/01/44 975,849
915,796 Fannie Mae Pool 5 .000 11/01/44 912,536
275,924 Fannie Mae Pool 4 .500 12/01/44 265,110
1,000,026 Fannie Mae Pool 4 .000 01/01/45 937,340
1,138,677 Fannie Mae Pool 3 .500 05/01/45 1,037,142
2,287,308 Fannie Mae Pool 3 .500 01/01/46 2,064,974
984,997 Fannie Mae Pool 4 .000 04/01/46 923,213
1,689,630 Fannie Mae Pool 3 .500 06/01/46 1,524,375
3,753,217 Fannie Mae Pool 3 .500 07/01/46 3,386,132
7,837,243 Fannie Mae Pool 3 .500 07/01/46 7,133,201
1,309,082 Fannie Mae Pool 3 .000 10/01/46 1,117,755
1,072,517 Fannie Mae Pool 3 .500 10/01/46 966,761
1,828,762 Fannie Mae Pool 4 .500 05/01/47 1,773,010
615,445 Fannie Mae Pool 3 .000 11/01/47 525,490
3,988,825 Fannie Mae Pool 3 .500 11/01/47 3,620,558
5,381,490 Fannie Mae Pool 3 .500 01/01/48 4,842,678
2,134,819 Fannie Mae Pool 4 .500 01/01/48 2,040,563
794,581 Fannie Mae Pool 4 .500 02/01/48 759,494
1,396,388 Fannie Mae Pool 4 .500 05/01/48 1,334,298
972,217 Fannie Mae Pool 4 .500 05/01/48 928,683
216,019 Fannie Mae Pool 3 .000 06/01/49 182,562
2,172,473 Fannie Mae Pool 4 .500 06/01/49 2,072,262
14,031,108 Fannie Mae Pool 3 .000 07/01/50 12,143,630
9,328,820 Fannie Mae Pool 2 .500 08/01/51 7,682,158
4,838,963 Fannie Mae Pool 3 .500 08/01/51 4,338,171
4,031,533 Fannie Mae Pool 3 .000 09/01/51 3,483,580
26,337,356 Fannie Mae Pool 2 .500 12/01/51 21,717,114
22,243,782 Fannie Mae Pool 2 .500 02/01/52 18,369,452
1,005,374 Fannie Mae Pool 2 .500 02/01/52 825,245
14,435,479 Fannie Mae Pool 3 .000 02/01/52 12,337,561
9,059,364 Fannie Mae Pool 3 .500 02/01/52 8,102,707
13,658,533 Fannie Mae Pool 3 .000 04/01/52 11,681,442
38,278,302 Fannie Mae Pool 3 .000 04/01/52 32,862,390
21,733,241 Fannie Mae Pool 3 .000 04/01/52 18,498,639
6,968,169 Fannie Mae Pool 3 .000 05/01/52 5,975,762
24,221,094 Fannie Mae Pool 3 .500 05/01/52 21,467,345
34,295,328 Fannie Mae Pool 4 .000 05/01/52 31,430,097
16,016,942 Fannie Mae Pool 3 .500 06/01/52 14,226,871
16,289,316 Fannie Mae Pool 3 .500 06/01/52 14,438,604
46,112,126 Fannie Mae Pool 4 .000 06/01/52 42,245,823
10,664,835 Fannie Mae Pool 4 .500 06/01/52 10,051,797

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 69,582,556 Fannie Mae Pool 4 .000% 07/01/52 $ 63,706,873
58,174,156 Fannie Mae Pool 4 .000 07/01/52 53,287,596
4,348,053 Fannie Mae Pool 4 .500 07/01/52 4,098,136
10,304,007 Fannie Mae Pool 4 .500 07/01/52 9,709,238
45,733,240 Fannie Mae Pool 4 .500 07/01/52 43,101,423
51,146,168 Fannie Mae Pool 5 .000 08/01/52 49,529,354
69,145,764 Fannie Mae Pool 4 .000 09/01/52 63,337,511
155,449,549 Fannie Mae Pool 4 .500 09/01/52 146,503,840
37,835,667 Fannie Mae Pool 5 .000 09/01/52 36,636,682
29,065,650 Fannie Mae Pool 4 .000 10/01/52 26,621,140
47,064,623 Fannie Mae Pool 4 .500 10/01/52 44,357,864
36,991,370 Fannie Mae Pool 5 .000 10/01/52 35,816,284
8,334,955 Fannie Mae Pool 4 .000 11/01/52 7,633,545
57,307,305 Fannie Mae Pool 4 .500 11/01/52 54,015,602
11,003,529 Fannie Mae Pool 5 .500 12/01/52 10,887,736
3,328,243 Fannie Mae Pool 5 .000 01/01/53 3,222,258
68,977,484 Fannie Mae Pool 5 .000 02/01/53 66,770,248
22,258,676 Fannie Mae Pool 5 .500 02/01/53 21,987,557
53,392,212 Fannie Mae Pool 5 .000 04/01/53 51,551,634
6,755,668 Fannie Mae Pool 5 .000 06/01/53 6,567,887
33,706,792 Fannie Mae Pool 5 .500 06/01/53 33,295,389
21,085,647 Fannie Mae Pool 4 .000 07/01/53 19,304,186
24,015,481 Fannie Mae Pool 5 .000 08/01/53 23,192,528
111,171,722 Fannie Mae Pool 5 .500 10/01/53 109,778,674
30,377,125 Fannie Mae Pool 6 .000 01/01/54 30,526,988
1,386,693 Fannie Mae Pool 6 .000 03/01/54 1,393,574
78,188,858 Fannie Mae Pool 5 .500 05/01/54 77,185,013
1,458,116 Fannie Mae Pool 5 .000 11/01/54 1,407,818
1,994,826 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .267 09/25/43 188,475
2,805,537 Fannie Mae REMICS 3 .000 07/25/45 2,456,547
5,571,351 Fannie Mae REMICS 3 .500 02/25/48 4,753,634
4,064,118 Fannie Mae REMICS 4 .000 07/25/48 3,721,677
6,053,879 Fannie Mae REMICS 2 .000 08/25/50 776,007
18,941,539 Fannie Mae REMICS 2 .000 08/25/50 12,349,751
8,541,010 Fannie Mae REMICS 2 .000 10/25/50 5,580,971
16,688,110 Fannie Mae REMICS 2 .500 11/25/50 2,328,315
8,455,170 Fannie Mae REMICS 3 .000 12/25/50 1,460,534
5,782,995 Fannie Mae REMICS 3 .000 02/25/51 975,747
9,571,704 Fannie Mae REMICS 2 .500 11/25/51 1,142,968
13,768,707 Fannie Mae REMICS 3 .500 04/25/52 10,152,490
3,301,152 Fannie Mae REMICS 4 .000 05/25/52 2,532,384
8,802,947 Fannie Mae REMICS 4 .500 07/25/52 8,203,327
5,015,956 Fannie Mae REMICS 4 .500 08/25/52 4,095,171
4,489,418 Fannie Mae REMICS 4 .000 09/25/52 3,856,908
3,781,429 Fannie Mae REMICS 4 .000 09/25/52 3,098,927
3,650,934 Fannie Mae REMICS 4 .500 10/25/52 3,265,935
4,165,384 Fannie Mae REMICS 4 .500 10/25/52 3,855,385
6,765,169 Fannie Mae REMICS 5 .500 11/25/52 6,469,664
170 Freddie Mac Gold Pool 8 .000 01/01/31 170
4,849 Freddie Mac Gold Pool 8 .000 09/01/31 4,974
48,616 Freddie Mac Gold Pool 7 .000 12/01/31 50,430
25,742 Freddie Mac Gold Pool 4 .500 07/01/33 25,319
173,330 Freddie Mac Gold Pool 7 .000 12/01/33 179,799
62,471 Freddie Mac Gold Pool 4 .500 04/01/35 60,440
37,334 Freddie Mac Gold Pool 7 .000 05/01/35 38,727
1,065,677 Freddie Mac Gold Pool 5 .000 06/01/36 1,058,928
44,851 Freddie Mac Gold Pool 5 .000 07/01/39 44,751
947,235 Freddie Mac Gold Pool 5 .000 08/01/44 945,119
100,444 Freddie Mac Gold Pool 4 .500 11/01/44 96,528
55,475 Freddie Mac Gold Pool 4 .500 11/01/44 53,313
50,080 Freddie Mac Gold Pool 4 .500 12/01/44 48,128
51,603 Freddie Mac Gold Pool 4 .500 12/01/44 49,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 466,427 Freddie Mac Gold Pool 3 .500% 04/01/45 $ 423,529
9,413,249 Freddie Mac Gold Pool 3 .500 08/01/45 8,585,370
10,039,751 Freddie Mac Gold Pool 3 .500 10/01/45 9,075,926
3,042,560 Freddie Mac Gold Pool 4 .500 06/01/47 2,927,216
2,358,108 Freddie Mac Gold Pool 4 .000 09/01/47 2,213,055
3,057,249 Freddie Mac Gold Pool 3 .500 12/01/47 2,756,219
7,032,568 Freddie Mac Gold Pool 4 .500 08/01/48 6,760,832
5,121,346 Freddie Mac Pool 3 .000 09/01/51 4,457,272
8,677,930 Freddie Mac Pool 2 .500 11/01/51 7,080,792
3,767,943 Freddie Mac Pool 3 .000 11/01/51 3,250,056
20,584,618 Freddie Mac Pool 3 .000 11/01/51 17,885,123
1,964,154 Freddie Mac Pool 3 .000 11/01/51 1,710,428
2,971,706 Freddie Mac Pool 3 .000 11/01/51 2,583,952
6,048,543 Freddie Mac Pool 3 .000 02/01/52 5,152,452
8,247,516 Freddie Mac Pool 3 .000 03/01/52 7,017,956
11,625,359 Freddie Mac Pool 2 .500 04/01/52 9,565,006
5,371,121 Freddie Mac Pool 3 .000 04/01/52 4,616,342
11,498,803 Freddie Mac Pool 4 .000 04/01/52 10,536,175
24,855,494 Freddie Mac Pool 3 .000 05/01/52 21,138,947
3,255,390 Freddie Mac Pool 3 .000 06/01/52 2,785,354
13,257,948 Freddie Mac Pool 3 .000 06/01/52 11,278,113
841,206 Freddie Mac Pool 3 .500 06/01/52 746,675
22,405,941 Freddie Mac Pool 4 .500 06/01/52 21,109,785
33,970,983 Freddie Mac Pool 4 .500 07/01/52 31,977,907
22,430,836 Freddie Mac Pool 4 .500 07/01/52 21,134,030
29,671,141 Freddie Mac Pool 5 .500 08/01/53 29,402,951
8,121,046 Freddie Mac REMICS 3 .500 01/15/47 6,972,226
1,523,250 Freddie Mac REMICS 4 .000 10/15/47 1,393,074
1,031,734 Freddie Mac REMICS 4 .000 11/15/47 954,084
7,613,597 Freddie Mac REMICS 4 .000 01/15/48 7,039,449
8,046,118 Freddie Mac REMICS 4 .000 03/15/48 7,386,433
2,236,393 Freddie Mac REMICS 4 .000 04/15/48 2,067,504
4,510,029 Freddie Mac REMICS 4 .000 04/15/48 4,120,398
2,650,207 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .381 06/15/48 2,326,531
2,811,255 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .301 10/15/48 2,317,331
6,842,602 Freddie Mac REMICS 2 .000 09/25/50 4,379,439
3,144,264 Freddie Mac REMICS 2 .000 09/25/50 407,266
12,134,387 Freddie Mac REMICS 3 .000 09/25/50 8,508,726
6,212,986 Freddie Mac REMICS 3 .000 10/25/50 4,224,094
20,471,883 Freddie Mac REMICS 2 .500 02/25/51 3,388,809
7,939,759 Freddie Mac REMICS 2 .500 05/25/51 4,780,122
3,138,751 Freddie Mac REMICS 4 .000 08/25/52 2,526,403
5,598,099 Freddie Mac REMICS 4 .500 10/25/52 4,984,496
6,858,868 Freddie Mac REMICS 5 .500 11/25/52 6,660,225
3,605,030 Freddie Mac REMICS 5 .500 02/25/53 3,527,524
720,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .669 01/25/42 770,802
3,260,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .319 02/25/42 3,431,540
26,954,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 27,940,630
6,555,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 7,039,855
20,930,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .919 05/25/42 21,916,910
31,450,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 9 .234 06/25/42 33,759,644
14,755,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .569 07/25/42 15,732,566
1,000,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 8 .119 08/25/42 1,052,383
13,150,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .269 09/25/42 13,900,144
715,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 751,146
360,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .810 04/25/43 380,083
3,675,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 8 .069 05/25/43 3,906,709
80,394 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .787 02/25/48 77,847
98,323 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .846 05/25/48 95,804
1,654,194 (a) Freddie Mac Strips, (SOFR30A + 5.806%) 1 .208 03/15/44 141,855
181,201 Ginnie Mae I Pool 5 .000 06/15/39 179,796
19,711 Ginnie Mae II Pool 6 .500 11/20/38 20,432

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 737,795 Ginnie Mae II Pool 4 .500% 12/20/45 $ 724,241
4,233,829 Ginnie Mae II Pool 3 .000 06/20/51 3,678,067
5,422,472 Ginnie Mae II Pool 3 .000 12/20/51 4,707,760
6,176,067 Ginnie Mae II Pool 2 .500 02/20/52 5,011,088
56,310,408 Ginnie Mae II Pool 3 .500 07/20/52 50,362,531
9,406,153 Ginnie Mae II Pool 4 .000 08/20/52 8,668,817
29,829,755 Ginnie Mae II Pool 4 .500 08/20/52 28,259,765
45,351,917 Ginnie Mae II Pool 4 .000 09/20/52 41,825,005
9,202,190 Ginnie Mae II Pool 5 .000 11/20/52 8,953,685
14,221,582 Government National Mortgage Association 5 .000 01/20/40 3,036,039
6,556,526 Government National Mortgage Association 4 .500 03/20/40 1,173,186
10,622,440 Government National Mortgage Association 5 .000 03/20/40 2,136,293
9,257,974 Government National Mortgage Association 2 .500 12/20/43 8,082,546
2,887,599 Government National Mortgage Association 3 .000 03/20/45 2,529,676
1,211,813 Government National Mortgage Association 4 .000 06/20/46 143,287
3,776,278 Government National Mortgage Association 5 .000 09/20/46 717,041
5,373,543 (a) Government National Mortgage Association, (TSFR1M + 5.986%) 1 .615 03/20/50 691,602
12,976,657 Government National Mortgage Association 3 .000 11/20/51 9,111,851
17,429,449 Government National Mortgage Association 3 .000 12/20/51 12,177,792
15,707,044 Government National Mortgage Association 3 .000 01/20/52 11,191,652
14,639,744 Government National Mortgage Association 3 .000 02/20/52 9,681,897
10,038,879 Government National Mortgage Association 4 .000 04/20/52 8,239,896
10,691,756 Government National Mortgage Association 5 .000 04/20/52 2,011,257
5,396,449 Government National Mortgage Association 4 .000 07/20/52 4,255,242
8,487,020 Government National Mortgage Association 4 .500 09/20/52 7,616,582
4,491,755 Government National Mortgage Association 4 .500 09/20/52 3,828,017
7,401,439 Government National Mortgage Association 4 .500 09/20/52 6,651,523
6,162,334 Government National Mortgage Association 4 .500 09/20/52 5,617,817
5,179,414 Government National Mortgage Association 4 .500 02/20/53 4,542,193
4,567,109 Government National Mortgage Association 5 .500 02/20/53 4,379,170
9,471,379 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .345 05/20/53 721,596
7,076,617 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 5 .247 08/20/53 7,308,279
4,718,469 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 7 .392 08/20/53 5,242,934
79,644,104 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 627,245
11,989,516 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 9,535,192
7,912,016 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,290,406
2,619,769 (a),(d) GS Mortgage-Backed Securities Trust 2 .829 05/28/52 2,082,658
7,523,385 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,237,659
66,338 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5 .113 03/25/35 59,944
1,036,403 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 918,951
697,298 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 607,393
119,408 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 109,205
22,362,363 (a),(d) JP Morgan Mortgage Trust 0 .122 06/25/51 143,824
39,355,460 (a),(d) JP Morgan Mortgage Trust 0 .108 11/25/51 221,351
3,547,695 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 2,820,576
39,233,297 (a),(d) JP Morgan Mortgage Trust 0 .116 12/25/51 237,307
3,752,750 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,983,604
7,822,458 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 6,219,203
8,993,737 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 250,172
6,512,765 (a),(d) JP Morgan Mortgage Trust 3 .343 04/25/52 5,343,776
4,172,036 (a),(d) JP Morgan Mortgage Trust 3 .343 04/25/52 3,387,337
4,575,155 (a),(d) JP Morgan Mortgage Trust 3 .343 04/25/52 3,603,336
11,239,897 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 8,936,220
4,544,025 (a),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 3,790,146
76,860,803 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 844,946
11,845,527 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 9,417,722
19,865,980 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 17,022,425
12,772,302 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 10,589,550
7,675,210 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 6,363,537
4,950,312 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 4,104,317
7,138,189 (a),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 5,918,291
3,437,579 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 3,289,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,052,898 (a),(d) JP Morgan Mortgage Trust 5 .500% 06/25/53 $ 2,971,056
7,163,791 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 5,702,328
7,276,133 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 6,367,866
5,326,023 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,237,351
1,325,000 (a),(d) NLT Trust 2 .569 08/25/56 935,944
4,937,142 (a),(d) OBX 3 .000 01/25/52 4,093,398
2,270,998 (a),(d) RCKT Mortgage Trust 3 .007 09/25/51 1,755,693
12,801,003 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 10,185,036
4,653,116 (a),(d) RCKT Mortgage Trust 3 .000 05/25/52 3,857,911
836,608 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 740,615
121,724 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 112,466
1,210,006 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 1,061,225
3,542,185 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 2,816,195
2,500,000 (a),(d) Verus Securitization Trust 7 .525 02/25/68 2,527,217
421,693 (d) Verus Securitization Trust (Step Bond) 2 .733 05/25/65 408,041
4,632,049 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,840,444
4,486,733 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .312 08/25/51 3,677,208
TOTAL MORTGAGE BACKED 2,529,345,631
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 500,575
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,597,415
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,532,877
33,000 State Public School Building Authority 5 .000 09/15/27 33,320
TOTAL MUNICIPAL BONDS 7,664,187
U.S. TREASURY SECURITIES - 20.9%
8,047,680 (h) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 7,798,163
6,135,000 United States Treasury Note/Bond 5 .000 10/31/25 6,170,406
16,850,000 United States Treasury Note/Bond 4 .250 01/31/26 16,850,325
1,175,000 United States Treasury Note/Bond 4 .500 03/31/26 1,178,199
101,865,000 United States Treasury Note/Bond 4 .875 04/30/26 102,656,145
32,802,000 United States Treasury Note/Bond 3 .625 05/15/26 32,531,483
650,000 United States Treasury Note/Bond 4 .875 05/31/26 655,382
2,450,000 United States Treasury Note/Bond 4 .625 06/30/26 2,463,120
2,075,000 United States Treasury Note/Bond 3 .750 08/31/26 2,058,577
8,150,000 United States Treasury Note/Bond 0 .875 09/30/26 7,691,084
3,725,000 United States Treasury Note/Bond 3 .500 09/30/26 3,678,080
30,000,000 United States Treasury Note/Bond 4 .625 10/15/26 30,183,569
248,250,000 (e) United States Treasury Note/Bond 4 .125 10/31/26 247,684,918
16,425,000 United States Treasury Note/Bond 4 .625 11/15/26 16,532,036
2,375,000 United States Treasury Note/Bond 4 .250 11/30/26 2,374,528
60,720,000 United States Treasury Note/Bond 1 .250 12/31/26 57,268,985
3,700,000 United States Treasury Note/Bond 4 .500 05/15/27 3,718,430
1,765,000 United States Treasury Note/Bond 3 .500 04/30/28 1,720,478
200,000 United States Treasury Note/Bond 1 .000 07/31/28 178,048
1,090,000 United States Treasury Note/Bond 3 .250 06/30/29 1,040,107
5,510,000 United States Treasury Note/Bond 4 .000 10/31/29 5,417,271
24,095,000 United States Treasury Note/Bond 4 .125 11/30/29 23,821,252
1,356,000 United States Treasury Note/Bond 3 .500 04/30/30 1,297,627
41,346,500 United States Treasury Note/Bond 4 .000 07/31/30 40,479,065
40,000,000 United States Treasury Note/Bond 4 .125 08/31/30 39,384,208
7,750,000 United States Treasury Note/Bond 4 .625 09/30/30 7,822,020
62,485,000 United States Treasury Note/Bond 4 .000 01/31/31 60,963,430
30,000,000 United States Treasury Note/Bond 4 .250 02/28/31 29,659,617
24,000,000 United States Treasury Note/Bond 4 .125 03/31/31 23,558,831
8,775,000 United States Treasury Note/Bond 4 .625 04/30/31 8,849,158
28,845,000 United States Treasury Note/Bond 4 .125 07/31/31 28,270,300
7,775,000 United States Treasury Note/Bond 1 .250 08/15/31 6,345,040
10,000,000 United States Treasury Note/Bond 3 .625 09/30/31 9,502,605
142,865,000 United States Treasury Note/Bond 3 .375 05/15/33 131,289,708
68,275,000 United States Treasury Note/Bond 4 .250 11/15/34 66,495,521
1,900,000 United States Treasury Note/Bond 4 .750 02/15/37 1,926,960
10,875,000 United States Treasury Note/Bond 3 .500 02/15/39 9,532,070

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 16,015,000 United States Treasury Note/Bond 3 .875% 08/15/40 $ 14,411,308
2,850,000 United States Treasury Note/Bond 1 .875 02/15/41 1,909,246
33,830,000 United States Treasury Note/Bond 2 .000 11/15/41 22,714,130
12,000,000 United States Treasury Note/Bond 3 .125 11/15/41 9,656,248
370,024,100 United States Treasury Note/Bond 2 .375 02/15/42 263,404,853
4,115,000 United States Treasury Note/Bond 3 .250 05/15/42 3,347,099
209,174,000 United States Treasury Note/Bond 3 .875 02/15/43 184,560,002
8,670,000 United States Treasury Note/Bond 3 .875 05/15/43 7,630,502
20,990,000 United States Treasury Note/Bond 4 .375 08/15/43 19,749,962
54,460,000 United States Treasury Note/Bond 4 .750 11/15/43 53,772,494
117,010,000 United States Treasury Note/Bond 4 .625 05/15/44 113,436,210
31,010,000 United States Treasury Note/Bond 4 .125 08/15/44 28,063,113
29,750,000 United States Treasury Note/Bond 4 .625 11/15/44 28,845,894
1,380,000 United States Treasury Note/Bond 2 .500 05/15/46 939,694
10,450,000 United States Treasury Note/Bond 3 .000 05/15/47 7,722,493
1,255,000 United States Treasury Note/Bond 2 .750 08/15/47 882,595
42,835,000 United States Treasury Note/Bond 2 .750 11/15/47 30,056,595
55,445,000 United States Treasury Note/Bond 3 .000 02/15/48 40,671,752
510,000 United States Treasury Note/Bond 3 .125 05/15/48 382,023
45,841,000 United States Treasury Note/Bond 3 .375 11/15/48 35,803,038
217,477,000 United States Treasury Note/Bond 2 .250 02/15/52 131,843,304
86,704,000 United States Treasury Note/Bond 3 .625 02/15/53 70,446,180
95,910,000 United States Treasury Note/Bond 4 .375 08/15/54 87,585,091
26,000,000 United States Treasury Note/Bond 4 .500 11/15/54 24,789,128
TOTAL U.S. TREASURY SECURITIES 2,221,669,700
TOTAL GOVERNMENT BONDS
(Cost $5,369,332,748) 4,969,712,157
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9%
3,965,434 (i) Nuveen Ultra Short Income ETF 99,928,937
TOTAL INVESTMENT COMPANIES
(Cost $100,021,760) 99,928,937
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 5,020,000
208,700 Morgan Stanley 5,367,764
TOTAL FINANCIAL SERVICES 10,387,764
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,387,764
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.7%
ASSET BACKED - 5.8%
4,000,000 (a),(d) AGL CLO 19 Ltd, (TSFR3M + 2.750%) 7 .367 07/21/35 4,017,200
Series - 2022 19A (Class B1)
1,000,000 (a),(d) AGL CLO Ltd., (TSFR3M + 2.600%) 7 .217 07/21/36 1,009,110
Series - 2023 25A (Class B)
10,000,000 (a),(d) AIMCO CLO Series, (TSFR3M + 1.312%) 5 .929 04/20/34 10,016,820
Series - 2017 AA (Class AR)
10,000,000 (a),(d) AIMCO CLO Series, (TSFR3M + 1.762%) 6 .379 04/20/34 10,019,070
Series - 2017 AA (Class BR)
3,479,823 (d) Alterna Funding III LLC 6 .260 05/16/39 3,510,944
Series - 2024 1A (Class A)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 16,709,597
Series - 2021 1 (Class D)
2,000,000 (d) AMSR Trust 3 .148 01/19/39 1,926,031
Series - 2019 SFR1 (Class C)
5,825,048 (d) Apollo aviation securitization 2 .798 01/15/47 5,301,552
Series - 2021 2A (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 55,677 (d) Asset Backed Funding Corp NIM Trust 5 .900% 07/26/35 $ 1
Series - 2005 WMC1 (Class N1)
1,181,200 (d) Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,152,860
Series - 2020 2A (Class A)
6,800,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 6,472,768
Series - 2021 1A (Class B)
3,100,000 (d) Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,945,260
Series - 2021 1A (Class C)
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .660 02/20/28 942,400
Series - 2021 2A (Class A)
19,250,000 BMW Vehicle Lease Trust 4 .290 01/25/27 19,217,997
Series - 2024 2 (Class A2A)
496,686 (d) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 486,955
Series - 2019 A (Class A)
10,000,000 (d) Brex Commercial Charge Card Master Trust 6 .050 07/15/27 10,114,921
Series - 2024 1 (Class A1)
1,257,617 (d) British Airways Pass Through Trust 3 .800 09/20/31 1,203,942
Series - 2018 1 (Class AA)
3,808,794 (d) Capital Automotive REIT 1 .440 08/15/51 3,587,511
Series - 2021 1A (Class A1)
8,317,750 (d) Capital Automotive REIT 1 .920 08/15/51 7,840,132
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1 .280 07/15/27 1,427,628
Series - 2021 1 (Class D)
5,723,000 (d) Cars Net Lease Mortgage Notes 2 .010 12/15/50 5,201,994
Series - 2020 1A (Class A1)
11,636,520 (d) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 10,816,567
Series - 2020 1A (Class A3)
314,159 Carvana Auto Receivables Trust 1 .270 03/10/28 301,905
Series - 2021 N2 (Class D)
1,427,254 Carvana Auto Receivables Trust 1 .720 09/11/28 1,372,345
Series - 2021 N4 (Class C)
1,611,936 (d) Carvana Auto Receivables Trust 4 .130 12/11/28 1,594,448
Series - 2022 N1 (Class D)
4,150,000 (a),(d) Cayuga Park CLO Ltd, (TSFR3M + 1.912%) 1 .000 07/17/34 4,157,765
Series - 2020 1A (Class B1R)
94,393 (a) C-BASS Trust, (TSFR1M + 0.274%) 3 .166 07/25/36 92,251
Series - 2006 CB6 (Class A1)
8,817,685 (a),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5 .876 04/07/52 882
Series - 2007 1A (Class A2)
8,769,657 (d) CF Hippolyta LLC 1 .690 07/15/60 8,568,514
Series - 2020 1 (Class A1)
2,612,922 (d) CF Hippolyta LLC 1 .990 07/15/60 2,346,057
Series - 2020 1 (Class A2)
1,798,904 (d) CF Hippolyta LLC 2 .280 07/15/60 1,743,823
Series - 2020 1 (Class B1)
27,500,000 Chase Issuance Trust 3 .970 09/15/27 27,412,795
Series - 2022 A1 (Class A)
5,855,000 (a),(d) CIFC Funding Ltd, (LIBOR 3 M + 1.862%) 6 .479 10/20/34 5,862,442
Series - 2020 2A (Class BR)
5,625,000 (a),(d) CIFC Funding Ltd, (TSFR3M + 1.912%) 6 .568 07/15/36 5,635,564
Series - 2020 1A (Class BR)
1,289 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 1,283
Series - 2002 1 (Class AF6)
1,500,000 CNH Equipment Trust 5 .190 09/17/29 1,519,435
Series - 2024 B (Class A3)
9,035,000 CNH Equipment Trust 4 .030 01/15/30 8,907,824
Series - 2024 C (Class A3)
11,450,000 (d) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,868,296
Series - 2021 1A (Class A2)
1,065,938 (d) DB Master Finance LLC 4 .352 05/20/49 1,024,816
Series - 2019 1A (Class A23)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 16,490,000 (d) DB Master Finance LLC 2 .045% 11/20/51 $ 15,608,469
Series - 2021 1A (Class A2I)
12,998,000 (d) DB Master Finance LLC 2 .493 11/20/51 11,735,451
Series - 2021 1A (Class A2II)
1,120,908 (d) Diamond Resorts Owner Trust 2 .050 11/21/33 1,095,242
Series - 2021 1A (Class B)
649,250 (d) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 646,678
Series - 2015 1A (Class A2II)
2,274,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,260,437
Series - 2018 1A (Class A2I)
13,566,375 (d) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 12,323,158
Series - 2021 1A (Class A2I)
3,800,000 (a),(d) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%) 6 .494 07/18/30 3,805,670
Series - 2017 49A (Class BR)
6,846,905 (d) DT Auto Owner Trust 1 .160 11/16/26 6,785,585
Series - 2021 1A (Class D)
272,732 (a),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 5 .553 05/25/37 271,654
Series - 2007 2 (Class A2C)
10,040,000 (d) Flexential Issuer, LLC 3 .250 11/27/51 9,454,262
Series - 2021 1A (Class A2)
8,107,372 (d) FNA VI LLC 1 .350 01/10/32 7,643,373
Series - 2021 1A (Class A)
7,000,000 Ford Credit Auto Owner Trust 5 .090 12/15/28 7,062,922
Series - 2024 A (Class A3)
24,625,000 Ford Credit Auto Owner Trust 4 .070 07/15/29 24,380,823
Series - 2024 C (Class A3)
6,000,000 GM Financial Consumer Automobile Receivables Trust 4 .530 10/18/27 6,004,444
Series - 2024 4 (Class A2A)
4,950,000 GM Financial Consumer Automobile Receivables Trust 5 .100 03/16/29 4,999,200
Series - 2024 2 (Class A3)
1,920,000 (d) Hardee's Funding LLC 3 .981 12/20/50 1,805,207
Series - 2020 1A (Class A2)
524,398 (d) HERO Funding Trust 3 .190 09/20/48 453,252
Series - 2017 3A (Class A1)
188,406 (d) HERO Funding Trust 3 .280 09/20/48 164,018
Series - 2017 2A (Class A1)
681,717 (d) HERO Funding Trust 3 .950 09/20/48 603,941
Series - 2017 3A (Class A2)
376,812 (d) HERO Funding Trust 4 .070 09/20/48 336,448
Series - 2017 2A (Class A2)
4,700,000 (d) Hertz Vehicle Financing LLC 4 .120 09/25/26 4,672,974
Series - 2022 4A (Class B)
3,700,000 (d) Hertz Vehicle Financing LLC 4 .610 09/25/26 3,680,633
Series - 2022 4A (Class C)
399,818 (d) Hilton Grand Vacations Trust 2 .340 07/25/33 390,549
Series - 2019 AA (Class A)
43,250 (a) Home Equity Asset Trust, (TSFR1M + 1.614%) 3 .986 06/25/33 42,189
Series - 2003 1 (Class M1)
32,500,000 Honda Auto Receivables Owner Trust 4 .330 05/15/29 32,343,701
Series - 2024 4 (Class A3)
2,453,043 (d) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,330,366
Series - 2019 1 (Class A)
3,069,824 (d) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 2,853,058
Series - 2019 2 (Class A)
1,850,000 (d) Hpefs Equipment Trust 4 .430 09/20/29 1,847,887
Series - 2022 2A (Class C)
3,750,000 (d),(j) Industrial DPR Funding Ltd 5 .380 04/15/34 3,236,962
Series - 2022 1A (Class 1)
1,850,000 (a),(d) KKR Clo 32 Ltd, (TSFR3M + 2.100%) 6 .756 04/15/37 1,864,828
Series - 2024 32A (Class BR)
4,000,000 (a),(d) Magnetite XIX Ltd, (TSFR3M + 1.812%) 6 .459 04/17/34 4,010,196
Series - 2017 19A (Class B1R)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 696,325 (d) MAPS Trust 2 .521% 06/15/46 $ 642,323
Series - 2021 1A (Class A)
2,700,000 (a),(d) Massachusetts St, (TSFR3M + 1.912%) 6 .568 01/15/35 2,704,212
Series - 2021 3A (Class B)
1,750,000 (a),(d) MSCG Trust 3 .462 06/07/35 1,586,594
Series - 2015 ALDR (Class D)
5,250,000 (a),(d) MSCG Trust 3 .462 06/07/35 4,864,564
Series - 2015 ALDR (Class C)
621,650 (d) MVW LLC 1 .830 05/20/39 584,827
Series - 2021 2A (Class B)
1,248,102 (d) MVW LLC 1 .440 01/22/41 1,178,024
Series - 2021 1WA (Class B)
786,304 (d) MVW LLC 1 .940 01/22/41 746,449
Series - 2021 1WA (Class C)
666,471 (d) MVW Owner Trust 3 .000 11/20/36 659,356
Series - 2019 1A (Class B)
1,004,421 (d) Navient Private Education Refi Loan Trust 1 .310 01/15/69 932,422
Series - 2020 HA (Class A)
785,971 (d) Navient Student Loan Trust 3 .390 12/15/59 763,679
Series - 2019 BA (Class A2A)
1,100,000 (a),(d) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%) 7 .069 07/24/37 1,105,619
Series - 2024 56A (Class B)
16,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M + 1.812%) 6 .429 04/20/31 16,024,704
Series - 2019 31A (Class BR)
6,750,000 (a),(d) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%) 6 .309 04/16/33 6,764,350
Series - 2021 40A (Class B)
5,191,114 (d) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,952,034
Series - 2021 1A (Class A1)
4,622,009 (d) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,328,231
Series - 2021 2A (Class A1)
5,450,000 (a),(d) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%) 6 .544 01/18/36 5,465,244
Series - 2021 10A (Class B)
10,000,000 (d) OneMain Financial Issuance Trust 1 .750 09/14/35 9,604,686
Series - 2020 2A (Class A)
2,143,254 (d) Oportun Issuance Trust 1 .960 05/08/31 2,082,415
Series - 2021 B (Class B)
1,600,000 (d) Oscar US Funding XVII LLC 4 .470 03/12/29 1,573,587
Series - 2024 2A (Class A3)
6,340,000 (d) PFS Financing Corp 5 .340 04/15/29 6,423,874
Series - 2024 D (Class A)
25,900,000 (d) Porsche Innovative Lease Owner Trust 4 .470 12/21/26 25,887,840
Series - 2024 2A (Class A2A)
1,500,000 (d) Progress Residential Trust 2 .711 11/17/40 1,349,510
Series - 2021 SFR9 (Class D)
2,750,000 (d) Regional Management Issuance Trust 5 .490 12/15/33 2,753,972
Series - 2024 2 (Class B)
2,677,250 (d) Renew 3 .950 09/20/53 2,421,646
Series - 2018 1 (Class A)
28,044,424 (d) SBNA Auto Lease Trust 5 .670 11/20/26 28,174,923
Series - 2024 B (Class A2)
1,320,000 (d) SCCU Auto Receivables Trust 5 .160 05/15/30 1,322,528
Series - 2024 1A (Class A4)
3,905,000 (d) SCCU Auto Receivables Trust 5 .620 12/16/30 3,893,871
Series - 2024 1A (Class C)
11,110,250 (d) SERVPRO Master Issuer LLC 3 .882 10/25/49 10,795,570
Series - 2019 1A (Class A2)
3,232,750 (d) SERVPRO Master Issuer LLC 2 .394 04/25/51 2,912,841
Series - 2021 1A (Class A2)
650,065 (d) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 629,786
Series - 2021 1A (Class A)
704,846 (d) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 683,083
Series - 2021 1A (Class B)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 390,770 (d) Sierra Timeshare Receivables Funding LLC 1 .790% 11/20/37 $ 378,412
Series - 2021 1A (Class C)
1,853,467 (d) Sierra Timeshare Receivables Funding LLC 4 .830 08/20/41 1,833,911
Series - 2024 3A (Class A)
8,868,266 (d) Sierra Timeshare Receivables Funding LLC 5 .350 01/20/43 8,860,009
Series - 2024 1A (Class B)
146,393 (d) SMB Private Education Loan Trust 2 .430 02/17/32 145,873
Series - 2016 B (Class A2A)
309,281 (d) SMB Private Education Loan Trust 2 .880 09/15/34 306,480
Series - 2017 A (Class A2A)
452,858 (d) SMB Private Education Loan Trust 2 .820 10/15/35 445,428
Series - 2017 B (Class A2A)
410,072 (d) SoFi Professional Loan Program LLC 2 .840 01/25/41 405,418
Series - 2017 F (Class A2FX)
492,110 (d) SoFi Professional Loan Program LLC 3 .690 06/15/48 484,404
Series - 2019 A (Class A2FX)
436,876 (d) SolarCity LMC 4 .800 11/20/38 433,351
Series - 2013 1 (Class A)
2,436,212 (d) SpringCastle America Funding LLC 1 .970 09/25/37 2,237,953
Series - 2020 AA (Class A)
3,950,000 (d) Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,869,377
Series - 2020 1A (Class A2)
247,342 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5 .353 09/25/34 234,902
Series - 2004 8 (Class M1)
15,550,000 (d) Subway Funding LLC 6 .028 07/30/54 15,739,335
Series - 2024 1A (Class A2I)
1,700,000 Synchrony Card Funding LLC 5 .040 03/15/30 1,713,377
Series - 2024 A1 (Class A)
14,987,055 (d) Taco Bell Funding LLC 1 .946 08/25/51 13,995,921
Series - 2021 1A (Class A2I)
9,667,800 (d) Taco Bell Funding LLC 2 .294 08/25/51 8,573,941
Series - 2021 1A (Class A2II)
1,750,000 Toyota Auto Receivables Owner Trust 4 .550 08/16/27 1,751,254
Series - 2024 D (Class A2A)
5,055,795 (d) Vine 2 .790 11/15/50 4,631,738
Series - 2020 1A (Class A)
7,600,000 Volkswagen Auto Lease Trust 5 .210 06/21/27 7,671,438
Series - 2024 A (Class A3)
9,799,767 (d) Wendy's Funding LLC 2 .370 06/15/51 8,724,348
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 616,294,916
OTHER MORTGAGE BACKED - 8.9%
66,426 (a),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 59,904
Series - 2015 6 (Class A9)
1,870,000 (d) BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,852,724
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,461,490
Series - 2015 UBS7 (Class A4)
2,071,000 (a) Banc of America Commercial Mortgage Trust 3 .989 09/15/48 2,044,465
Series - 2015 UBS7 (Class AS)
1,910,000 (a) Banc of America Commercial Mortgage Trust 4 .334 09/15/48 1,800,646
Series - 2015 UBS7 (Class B)
5,055,000 BANK 3 .731 11/15/50 4,685,944
Series - 2017 BNK8 (Class AS)
4,000,000 (a) BANK 3 .948 11/15/50 3,508,886
Series - 2017 BNK8 (Class B)
1,000,000 (a) BANK 4 .092 11/15/50 783,899
Series - 2017 BNK8 (Class C)
3,000,000 (d) BANK 2 .500 10/17/52 2,077,947
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 885,615
Series - 2019 BN21 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 BANK 3 .203% 12/15/52 $ 2,222,787
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,423,564
Series - 2019 BN23 (Class B)
4,621,000 BANK 1 .925 12/15/53 3,814,496
Series - 2020 BN30 (Class A4)
8,864,000 (a) BANK 2 .928 02/15/55 7,655,195
Series - 2022 BNK39 (Class A4)
1,920,458 BANK 3 .289 07/15/60 1,900,443
Series - 2017 BNK6 (Class ASB)
1,750,000 BANK 3 .011 09/15/62 1,573,750
Series - 2019 BN20 (Class A3)
2,550,000 (a) BANK 3 .283 11/15/62 2,297,639
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2 .438 06/15/63 9,679,990
Series - 2021 BN34 (Class A5)
3,330,000 (a) BANK 3 .790 04/15/65 3,041,623
Series - 2022 BNK41 (Class A4)
2,618,571 Bank of America Merrill Lynch Commercial Mortgage Trust 3 .366 02/15/50 2,587,799
Series - 2017 BNK3 (Class ASB)
4,000,000 (a) BANK5 6 .260 04/15/56 4,133,305
Series - 2023 5YR1 (Class A3)
6,000,000 BANK5 5 .769 06/15/57 6,143,300
Series - 2024 5YR7 (Class A3)
6,863,437 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 5,690,494
Series - 2022 5 (Class A19)
1,250,000 (a),(d) BBCMS Mortgage Trust 4 .267 08/05/38 1,016,497
Series - 2018 CHRS (Class E)
13,865,000 BBCMS Mortgage Trust 5 .753 04/15/56 13,995,997
Series - 2023 C19 (Class A2B)
4,400,000 (a) BBCMS Mortgage Trust 6 .383 07/15/56 4,528,411
Series - 2023 C20 (Class A2)
1,500,000 (d) BBCMS Trust 4 .798 08/10/35 1,367,615
Series - 2015 SRCH (Class C)
2,500,000 (a),(d) BBCMS Trust 4 .957 08/10/35 2,246,286
Series - 2015 SRCH (Class D)
2,575,000 (a),(d) Benchmark Mortgage Trust 2 .791 09/15/48 2,148,740
Series - 2020 IG2 (Class AM)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .129 09/15/48 1,971,137
Series - 2020 IG3 (Class AS)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .536 09/15/48 2,326,501
Series - 2020 IG3 (Class BXA)
6,200,000 (a) Benchmark Mortgage Trust 3 .666 01/15/51 5,949,150
Series - 2018 B1 (Class A5)
2,145,000 Benchmark Mortgage Trust 4 .261 10/10/51 2,071,330
Series - 2018 B6 (Class A4)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,312,684
Series - 2019 B9 (Class A5)
2,000,000 Benchmark Mortgage Trust 4 .267 03/15/52 1,892,331
Series - 2019 B9 (Class AS)
1,624,000 Benchmark Mortgage Trust 4 .468 03/15/52 1,452,026
Series - 2019 B9 (Class B)
1,250,000 (a) Benchmark Mortgage Trust 4 .971 03/15/52 1,059,358
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3 .542 05/15/52 2,315,269
Series - 2019 B11 (Class A5)
1,050,000 Benchmark Mortgage Trust 2 .095 02/15/54 777,484
Series - 2021 B23 (Class B)
24,906,000 Benchmark Mortgage Trust 2 .584 03/15/54 21,078,864
Series - 2021 B24 (Class A5)
15,830,000 Benchmark Mortgage Trust 2 .390 07/15/54 13,140,367
Series - 2021 B27 (Class A5)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Benchmark Mortgage Trust 2 .224% 08/15/54 $ 1,663,084
Series - 2021 B28 (Class A5)
5,250,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 4,088,337
Series - 2021 B28 (Class B)
3,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 3,005,302
Series - 2023 B38 (Class A2)
8,000,000 Benchmark Mortgage Trust 5 .750 07/15/56 8,279,773
Series - 2023 B39 (Class A5)
1,680,000 (d) Benchmark Mortgage Trust 2 .500 12/15/62 989,221
Series - 2019 B14 (Class D)
3,500,000 Benchmark Mortgage Trust 3 .493 12/15/62 2,801,435
Series - 2019 B14 (Class B)
3,000,000 (a) Benchmark Mortgage Trust 3 .763 12/15/62 2,238,192
Series - 2019 B14 (Class C)
4,000,000 Benchmark Mortgage Trust 2 .928 12/15/72 3,565,820
Series - 2019 B15 (Class )
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 0 .000 08/15/52 1,598,787
1,530,000 (a) BMO Mortgage Trust 5 .911 03/15/57 1,563,434
Series - 2024 C8 (Class AS)
3,411,500 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.946%) 6 .343 04/15/34 3,369,977
Series - 2019 IMC (Class D)
2,035,437 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 5 .789 03/15/41 2,046,154
Series - 2024 XL5 (Class A)
1,900,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 4.874%) 9 .256 10/15/41 1,912,418
Series - 2024 BRBK (Class C)
2,100,000 (a),(d) BX Mortgage Trust, (TSFR1M + 2.062%) 6 .459 10/15/36 2,094,101
Series - 2021 PAC (Class E)
1,155,000 (a),(d) BX TRUST, (TSFR1M + 2.949%) 7 .346 08/15/39 1,161,847
Series - 2022 PSB (Class B)
2,000,000 (a),(d) BXP Trust 2 .775 01/15/44 1,513,783
Series - 2021 601L (Class D)
6,500,000 (a) CD Mortgage Trust 3 .879 11/10/49 5,460,030
Series - 2016 CD2 (Class B)
3,030,000 (a) CD Mortgage Trust 3 .976 11/10/49 1,676,501
Series - 2016 CD2 (Class C)
3,828,624 CD Mortgage Trust 3 .453 02/10/50 3,770,592
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3 .833 02/10/50 4,841,084
Series - 2017 CD3 (Class AS)
6,635,000 (a) CD Mortgage Trust 3 .984 02/10/50 4,208,527
Series - 2017 CD3 (Class B)
3,630,000 (a) CD Mortgage Trust 4 .536 02/10/50 1,391,890
Series - 2017 CD3 (Class C)
5,000,000 (a) CD Mortgage Trust 3 .684 08/15/50 4,762,307
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3 .456 11/13/50 957,949
Series - 2017 CD6 (Class A5)
3,321,962 CD Mortgage Trust 2 .812 08/15/57 3,178,042
Series - 2019 CD8 (Class ASB)
1,000,000 (a),(d) Century Plaza Towers 2 .997 11/13/39 776,248
Series - 2019 CPT (Class E)
48,216 (a),(d) CF Mortgage Trust 2 .840 04/15/25 47,761
Series - 2020 P1 (Class A1)
1,500,000 (a),(d) CF Mortgage Trust 3 .603 04/15/52 1,328,901
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,127,353
Series - 2017 B1 (Class A4)
40,819 (a) CHL Mortgage Pass-Through Trust 5 .400 02/20/35 41,051
Series - 2004 HYB9 (Class 1A1)
1,750,000 (a),(d) Citigroup Commercial Mortgage Trust 3 .518 05/10/35 1,707,453
Series - 2013 375P (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,000,000 (a),(d) Citigroup Commercial Mortgage Trust 4 .445% 07/10/47 $ 922,562
Series - 2014 GC23 (Class D)
1,500,000 Citigroup Commercial Mortgage Trust 3 .457 04/10/48 1,489,802
Series - 2015 GC29 (Class AS)
500,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 490,602
Series - 2015 GC29 (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4 .202 04/10/48 1,945,990
Series - 2015 GC29 (Class C)
131,100 (d) COMM Mortgage Trust 3 .178 02/10/35 128,328
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2 .853 10/15/45 211,761
Series - 2012 CR4 (Class A3)
3,970,397 (a) COMM Mortgage Trust 4 .585 02/10/47 3,817,653
Series - 2014 CR14 (Class B)
2,506,530 COMM Mortgage Trust 4 .377 05/10/47 2,447,267
Series - 2014 CR17 (Class B)
3,896,000 (a) COMM Mortgage Trust 4 .392 06/10/47 2,785,640
Series - 2014 UBS3 (Class C)
5,150,000 (a),(d) COMM Mortgage Trust 4 .767 06/10/47 2,446,250
Series - 2014 UBS3 (Class D)
2,498,000 (a) COMM Mortgage Trust 3 .829 02/10/48 2,426,744
Series - 2015 LC19 (Class B)
2,497,000 (d) COMM Mortgage Trust 3 .000 03/10/48 1,706,949
Series - 2015 CR22 (Class E)
2,575,000 (a) COMM Mortgage Trust 3 .603 03/10/48 2,523,442
Series - 2015 CR22 (Class AM)
5,315,000 (a) COMM Mortgage Trust 3 .926 03/10/48 5,163,496
Series - 2015 CR22 (Class B)
2,000,000 (a),(d) COMM Mortgage Trust 4 .070 03/10/48 1,517,210
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4 .070 03/10/48 880,205
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,990,106
Series - 2015 CR23 (Class AM)
3,936,016 (a) COMM Mortgage Trust 4 .183 05/10/48 3,829,113
Series - 2015 CR23 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .332 05/10/48 2,028,691
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 4 .332 05/10/48 2,369,878
Series - 2015 CR23 (Class C)
3,175,000 (a) COMM Mortgage Trust 4 .043 07/10/48 3,140,102
Series - 2015 LC21 (Class AM)
1,569,317 COMM Mortgage Trust 3 .432 08/10/48 1,561,496
Series - 2015 CR24 (Class A4)
1,500,000 (a) COMM Mortgage Trust 3 .463 08/10/48 1,335,420
Series - 2015 CR24 (Class D)
3,640,000 (a) COMM Mortgage Trust 4 .028 08/10/48 3,599,668
Series - 2015 CR24 (Class AM)
1,000,000 (a) COMM Mortgage Trust 4 .348 08/10/48 977,199
Series - 2015 CR24 (Class B)
2,000,000 (a) COMM Mortgage Trust 4 .348 08/10/48 1,815,921
Series - 2015 CR24 (Class C)
2,250,000 (a) COMM Mortgage Trust 4 .516 08/10/48 2,216,455
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,570,895
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 988,131
Series - 2015 CR27 (Class AM)
1,627,000 (a) COMM Mortgage Trust 4 .463 10/10/48 1,591,667
Series - 2015 CR26 (Class B)
3,731,000 (a) COMM Mortgage Trust 4 .463 10/10/48 3,305,273
Series - 2015 CR26 (Class C)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 8,357,000 (a) COMM Mortgage Trust 4 .544% 10/10/48 $ 7,949,392
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,069,891
Series - 2016 CR28 (Class A4)
5,075,000 (a) COMM Mortgage Trust 4 .586 02/10/49 4,818,716
Series - 2016 CR28 (Class B)
2,969,412 (a) COMM Mortgage Trust 4 .345 05/10/51 2,718,233
Series - 2018 COR3 (Class AM)
2,500,000 (a) COMM Mortgage Trust 4 .516 05/10/51 2,082,092
Series - 2018 COR3 (Class B)
1,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,120,537
Series - 2019 GC44 (Class AM)
19,750,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8 .069 03/25/42 20,755,429
Series - 2022 R03 (Class 1M2)
4,779,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 7 .569 04/25/42 4,956,369
Series - 2022 R05 (Class 2M2)
29,920,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 8 .419 05/25/42 31,732,575
Series - 2022 R06 (Class 1M2)
7,825,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .169 07/25/42 8,261,045
Series - 2022 R08 (Class 1M2)
9,630,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 9 .310 09/25/42 10,457,773
Series - 2022 R09 (Class 2M2)
720,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 11 .310 09/25/42 803,638
Series - 2022 R09 (Class 2B1)
15,035,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 8 .310 12/25/42 16,063,776
Series - 2023 R01 (Class 1M2)
2,500,000 (a),(d) CSMC 3 .388 10/25/59 2,329,187
Series - 2019 NQM1 (Class M1)
5,719,260 (a),(d) CSMC 2 .405 10/25/66 4,954,802
Series - 2021 NQM8 (Class A3)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,544,687
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,173,186
Series - 2020 C9 (Class AM)
4,860,000 (a),(d) DBSG Mortgage Trust 6 .595 06/10/37 4,914,880
Series - 2024 ALTA (Class B)
1,698,024 (a),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%) 5 .832 11/15/38 1,697,024
Series - 2021 ELP (Class C)
3,600,000 (a),(d) EQT Trust 5 .655 07/05/41 3,602,945
Series - 2024 EXTR (Class B)
1,105,845 (a),(d) Flagstar Mortgage Trust 3 .972 10/25/47 984,704
Series - 2017 2 (Class B3)
43,112 (a),(d) Flagstar Mortgage Trust 4 .000 09/25/48 39,930
Series - 2018 5 (Class A11)
1,795,569 (a),(d) Flagstar Mortgage Trust 2 .500 04/25/51 1,427,557
Series - 2021 2 (Class A4)
5,787,969 (a),(d) Flagstar Mortgage Trust 2 .500 06/01/51 4,601,694
Series - 2021 4 (Class A21)
2,318,185 (a),(d) Flagstar Mortgage Trust 3 .343 07/25/51 1,835,436
Series - 2021 5INV (Class B4)
19,925,279 (a),(d) Flagstar Mortgage Trust 3 .000 10/25/51 16,520,103
Series - 2021 10IN (Class A17)
2,000,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%) 6 .145 07/15/31 791,400
Series - 2018 TWR (Class C)
1,425,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 1.364%) 5 .762 11/15/36 1,417,479
Series - 2021 ARDN (Class A)
6,500,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 6 .562 11/15/36 6,400,861
Series - 2021 ARDN (Class C)
3,000,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%) 7 .862 11/15/36 2,975,424
Series - 2021 ARDN (Class E)
1,238,000 (a),(d) GS Mortgage Securities Corp Trust 3 .475 09/10/37 1,162,237
Series - 2017 375H (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,636,596 (a),(d) GS Mortgage Securities Trust 4 .285% 02/10/46 $ 1,615,527
Series - 2013 GC10 (Class C)
2,950,000 (a) GS Mortgage Securities Trust 4 .337 02/10/48 2,920,449
Series - 2015 GC28 (Class C)
3,640,000 (a) GS Mortgage Securities Trust 4 .018 07/10/48 3,607,627
Series - 2015 GC32 (Class AS)
3,779,000 (a) GS Mortgage Securities Trust 3 .979 10/10/49 3,480,792
Series - 2016 GS3 (Class C)
4,185,000 (a) GS Mortgage Securities Trust 3 .950 11/10/49 3,542,014
Series - 2016 GS4 (Class C)
3,216,013 GS Mortgage Securities Trust 3 .467 03/10/50 3,173,486
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3 .674 03/10/50 8,759,170
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 4,117,630
Series - 2017 GS6 (Class A3)
1,500,000 GS Mortgage Securities Trust 3 .638 05/10/50 1,392,248
Series - 2017 GS6 (Class AS)
2,590,000 (a) GS Mortgage Securities Trust 3 .777 05/10/50 2,531,445
Series - 2015 GC30 (Class AS)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,884,006
Series - 2017 GS8 (Class ABP)
3,500,000 (a) GS Mortgage Securities Trust 4 .317 11/10/50 3,070,878
Series - 2017 GS8 (Class C)
3,010,000 (a) GS Mortgage Securities Trust 3 .992 03/10/51 2,905,411
Series - 2018 GS9 (Class A4)
1,625,000 (a) GS Mortgage Securities Trust 4 .155 07/10/51 1,555,272
Series - 2018 GS10 (Class A5)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,196,928
Series - 2019 GC38 (Class A4)
2,400,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 2,254,042
Series - 2019 GC38 (Class AS)
1,219,888 (a) GS Mortgage Securities Trust 4 .761 02/10/52 1,095,050
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3 .001 09/10/52 4,964,542
Series - 2019 GC42 (Class A4)
1,361,000 (a) GS Mortgage Securities Trust 3 .405 02/13/53 1,181,926
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,539,624
Series - 2020 GSA2 (Class A5)
105,969 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 98,121
Series - 2019 PJ2 (Class A1)
276,602 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 256,118
Series - 2019 PJ2 (Class A4)
678,064 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 568,567
Series - 2020 PJ4 (Class A4)
31,527,969 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .251 03/27/51 378,460
Series - 2020 PJ5 (Class AX1)
1,023,331 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 858,112
Series - 2020 PJ5 (Class A4)
2,008,806 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,603,304
Series - 2020 PJ6 (Class A4)
8,429,717 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 6,702,001
Series - 2021 PJ5 (Class A4)
10,136,233 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 8,403,978
Series - 2022 PJ2 (Class A36)
3,252,991 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,697,063
Series - 2022 PJ4 (Class A36)
959,169 (a),(d) GS Mortgage-Backed Securities Trust 3 .612 05/25/50 819,447
Series - 2020 PJ1 (Class B2)
1,138,476 (a),(d) GS Mortgage-Backed Securities Trust 3 .028 12/25/51 884,564
Series - 2021 INV1 (Class B4)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 17,567,613 (a),(d) GS Mortgage-Backed Securities Trust 2 .500% 01/25/52 $ 13,967,036
Series - 2021 PJ7 (Class A4)
8,867,016 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,049,673
Series - 2021 PJ8 (Class A4)
3,152,597 (a),(d) GS Mortgage-Backed Securities Trust 2 .721 01/25/52 2,445,757
Series - 2021 PJ7 (Class B2)
2,169,226 (a),(d) GS Mortgage-Backed Securities Trust 3 .246 06/25/52 1,716,430
Series - 2022 LTV1 (Class B3)
6,021,632 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 4,992,551
Series - 2022 INV1 (Class A4)
7,139,727 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 5,919,567
Series - 2022 HP1 (Class A4)
5,750,639 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,767,870
Series - 2022 PJ5 (Class A36)
4,551,641 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 3,773,777
Series - 2022 PJ6 (Class A24)
7,060,415 (a),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,049,579
Series - 2023 PJ1 (Class A24)
6,500,000 (a),(d) HTL Commercial Mortgage Trust 7 .088 05/10/39 6,623,217
Series - 2024 T53 (Class C)
1,500,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 1,443,774
Series - 2016 10HY (Class A)
3,500,000 (a),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 3,337,903
Series - 2016 10HY (Class C)
3,000,000 (a),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,880,333
Series - 2016 10HY (Class B)
2,750,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 2,211,006
Series - 2019 55HY (Class E)
3,450,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 2,918,137
Series - 2019 55HY (Class D)
1,893,920 (a),(d) Imperial Fund Mortgage Trust 2 .051 10/25/55 1,773,609
Series - 2020 NQM1 (Class A3)
1,000,000 (a),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 891,516
Series - 2020 NQM1 (Class M1)
3,000,000 (d) Jackson Park Trust 2 .766 10/14/39 2,665,560
Series - 2019 LIC (Class A)
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Corp 4 .379 07/05/31 2,458,499
Series - 2018 AON (Class B)
218,181 (a),(d) JP Morgan Chase Commercial Mortgage Securities Corp 3 .983 01/15/46 205,963
Series - 2013 C13 (Class D)
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust 3 .620 01/16/37 535,050
Series - 2020 NNN (Class DFX)
1,570,987 (a),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6 .147 12/25/44 1,525,210
Series - 2015 1 (Class B1)
59,255 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 53,801
Series - 2015 3 (Class A19)
354,056 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 317,963
Series - 2015 6 (Class A13)
1,223,863 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 1,069,217
Series - 2018 3 (Class A13)
2,349,033 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 2,056,100
Series - 2018 5 (Class A13)
1,083,217 (a),(d) JP Morgan Mortgage Trust 5 .214 10/26/48 1,090,812
Series - 2017 5 (Class A2)
120,028 (a),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 109,837
Series - 2018 9 (Class A13)
41,394 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 38,021
Series - 2019 1 (Class A15)
3,417,102 (a),(d) JP Morgan Mortgage Trust 3 .817 06/25/50 2,971,653
Series - 2020 1 (Class B2)
25,129,431 (a),(d) JP Morgan Mortgage Trust 0 .137 07/25/51 180,047
Series - 2021 3 (Class AX1)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 17,666,426 (a),(d) JP Morgan Mortgage Trust 0 .131% 08/25/51 $ 120,958
Series - 2021 4 (Class AX1)
2,075,265 (a),(d) JP Morgan Mortgage Trust 2 .881 08/25/51 1,605,659
Series - 2021 4 (Class B2)
34,084,167 (a),(d) JP Morgan Mortgage Trust 0 .134 10/25/51 247,141
Series - 2021 6 (Class AX1)
4,300,408 (a),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 3,426,959
Series - 2021 6 (Class A15)
9,289,539 (a),(d) JP Morgan Mortgage Trust 0 .400 12/25/51 203,770
Series - 2021 INV2 (Class AX4)
2,057,751 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,636,003
Series - 2021 10 (Class A15)
3,684,645 (a),(d) JP Morgan Mortgage Trust 3 .213 01/25/52 2,864,281
Series - 2021 INV4 (Class B4)
2,128,966 (a),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 1,692,623
Series - 2021 12 (Class A15)
3,363,837 (a),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 2,674,401
Series - 2021 14 (Class A15)
2,055,478 (a),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 1,688,169
Series - 2021 LTV2 (Class A3)
1,255,784 (a),(d) JP Morgan Mortgage Trust 3 .285 05/25/52 985,337
Series - 2021 INV8 (Class B4)
14,466,975 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 11,918,062
Series - 2022 2 (Class A25)
6,285,866 (a),(d) JP Morgan Mortgage Trust 3 .000 09/25/52 5,178,369
Series - 2022 INV3 (Class A6)
8,721,027 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 7,494,208
Series - 2022 LTV2 (Class A6)
5,857,826 (a),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 4,856,739
Series - 2022 7 (Class 1A17)
2,011,989 (a),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 1,781,142
Series - 2022 7 (Class 2A6A)
3,582,109 JPMBB Commercial Mortgage Securities Trust 4 .110 09/15/47 3,433,899
Series - 2014 C22 (Class AS)
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .512 09/15/47 1,546,515
Series - 2014 C22 (Class B)
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 1,421,106
Series - 2014 C23 (Class C)
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 4,394,943
Series - 2014 C23 (Class B)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 812,796
Series - 2015 C27 (Class B)
2,000,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,982,411
Series - 2015 C29 (Class AS)
1,600,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,542,272
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,831,146
Series - 2015 C31 (Class AS)
6,885,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 6,117,371
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 2,300,008
Series - 2015 C31 (Class C)
1,239,870 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,236,045
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,968,048
Series - 2015 C33 (Class AS)
745,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .636 12/15/48 669,251
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 10,274,933
Series - 2016 C1 (Class A5)
2,645,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4 .199 03/17/49 2,318,010
Series - 2016 C1 (Class D1)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,606,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .699% 03/17/49 $ 1,487,944
Series - 2016 C1 (Class C)
310,719 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 306,694
Series - 2017 JP5 (Class A4)
822,000 JPMCC Commercial Mortgage Securities Trust 3 .723 03/15/50 797,661
Series - 2017 JP5 (Class A5)
176,907 JPMCC Commercial Mortgage Securities Trust 3 .379 09/15/50 171,191
Series - 2017 JP7 (Class A3)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .675 09/15/50 1,625,875
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,309,469
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2 .180 05/13/53 4,521,139
Series - 2020 COR7 (Class A5)
3,625,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 2,698,229
Series - 2020 COR7 (Class AS)
887,916 (d) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 844,622
Series - 2013 GCP (Class A1)
559,276 (d) LSTAR Commercial Mortgage Trust 2 .579 03/10/49 554,195
Series - 2016 4 (Class A2)
2,200,000 (d) LSTAR Commercial Mortgage Trust 4 .021 03/10/50 2,064,178
Series - 2017 5 (Class AS)
1,500,000 (a),(d) Manhattan West Mortgage Trust 2 .335 09/10/39 1,379,164
Series - 2020 1MW (Class B)
1,215,276 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%) 2 .278 01/25/37 1,166,151
Series - 2006 WMC1 (Class A1B)
336,466 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 333,476
Series - 2014 C19 (Class B)
347,599 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 346,827
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,901,879
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,259,611
Series - 2015 C22 (Class AS)
3,000,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 2,978,122
Series - 2015 MS1 (Class A4)
3,644,655 Morgan Stanley Capital I Trust 2 .606 08/15/49 3,593,646
Series - 2016 UB11 (Class ASB)
253,360 (a) Morgan Stanley Capital I Trust 6 .079 12/12/49 90,576
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,245,467
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 971,437
Series - 2018 H3 (Class A5)
3,142,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 3,027,827
Series - 2018 H3 (Class AS)
3,000,000 (a),(d) Morgan Stanley Capital I Trust 3 .900 09/24/57 2,821,464
Series - 2024 NSTB (Class AS)
2,292,833 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,009,705
Series - 2021 4 (Class A4)
4,802,829 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 4 .000 02/25/53 4,293,702
Series - 2023 1 (Class A7)
2,000,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 1,501,250
Series - 2019 PARK (Class D)
3,500,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 2,494,800
Series - 2019 PARK (Class E)
1,561,835 (a),(d) MSC Trust, (TSFR1M + 0.892%) 5 .290 11/15/36 1,557,996
Series - 2021 ILP (Class A)
1,500,000 (a),(d) MSDB Trust 3 .316 07/11/39 1,380,935
Series - 2017 712F (Class A)
5,517,572 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 5,017,916
Series - 2019 MILE (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%) 6 .277% 07/15/36 $ 2,135,663
Series - 2019 MILE (Class B)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 662,179
Series - 2020 2PAC (Class A)
1,628,214 (a),(d) New Residential Mortgage Loan Trust 3 .512 03/25/52 1,293,049
Series - 2022 INV1 (Class B4)
64,708 (a) New York Mortgage Trust, (TSFR1M + 0.594%) 4 .933 02/25/36 63,959
Series - 2005 3 (Class A1)
4,750,000 (a),(d) NRTH Mortgage Trust, (TSFR1M + 1.641%) 6 .038 03/15/39 4,760,121
Series - 2024 PARK (Class A)
3,750,000 (a),(d) NYC Trust, (TSFR1M + 2.840%) 7 .237 08/15/29 3,782,984
Series - 2024 3ELV (Class C)
9,457,687 (a),(d) OBX Trust 2 .500 07/25/51 7,519,283
Series - 2021 J2 (Class A19)
7,933,502 (a),(d) OBX Trust 3 .500 08/25/52 6,926,371
Series - 2022 J2 (Class A1)
7,634,448 (a),(d) OBX Trust 4 .000 10/25/52 6,755,986
Series - 2022 INV5 (Class A13)
1,972,878 (a),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,568,526
Series - 2021 1 (Class A19)
2,112,703 (a),(d) Oceanview Mortgage Trust 4 .500 11/25/52 1,952,084
Series - 2022 1 (Class A1)
2,200,000 (d) Olympic Tower Mortgage Trust 3 .566 05/10/39 2,009,274
Series - 2017 OT (Class A)
8,030,000 (d) One Bryant Park Trust 2 .516 09/15/54 7,021,882
Series - 2019 OBP (Class A)
14,934,004 (d) One Market Plaza Trust 3 .614 02/10/32 13,971,362
Series - 2017 1MKT (Class A)
3,200,000 (a),(d) OPEN Trust, (TSFR1M + 5.236%) 9 .633 11/15/40 3,236,065
Series - 2023 AIR (Class C)
2,500,000 (a),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%) 5 .392 07/15/38 2,368,565
Series - 2021 MF (Class A)
2,467,995 (a),(d) RCKT Mortgage Trust 3 .500 06/25/52 2,120,813
Series - 2022 4 (Class A22)
273,890 (a),(d) Sequoia Mortgage Trust 3 .500 05/25/45 245,841
Series - 2015 2 (Class A1)
199,764 (a),(d) Sequoia Mortgage Trust 3 .500 02/25/47 176,831
Series - 2017 2 (Class A19)
747,516 (a),(d) Sequoia Mortgage Trust 3 .722 09/25/47 690,829
Series - 2017 6 (Class B1)
451,261 (a),(d) Sequoia Mortgage Trust 3 .500 03/25/48 399,499
Series - 2018 3 (Class A1)
35,576 (a),(d) Sequoia Mortgage Trust 4 .000 09/25/48 32,972
Series - 2018 7 (Class A19)
2,454,390 (a),(d) Sequoia Mortgage Trust 3 .000 04/25/50 2,050,472
Series - 2020 3 (Class A19)
4,178,449 (a),(d) Sequoia Mortgage Trust 5 .000 01/25/53 3,941,314
Series - 2023 1 (Class A19)
173,007 (a),(d) Shellpoint Co-Originator Trust 3 .500 04/25/47 153,906
Series - 2017 1 (Class A19)
1,500,000 (d) SLG Office Trust 2 .851 07/15/41 1,209,161
Series - 2021 OVA (Class E)
1,800,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,702,246
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,172,321
Series - 2018 C13 (Class A4)
6,213,889 (a),(d) Verus Securitization Trust 2 .240 10/25/66 5,258,484
Series - 2021 7 (Class A3)
1,500,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%) 6 .258 12/15/34 1,399,469
Series - 2017 SMP (Class A)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,259,203
Series - 2015 C28 (Class A4)

Core Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,100,000 (a) Wells Fargo Commercial Mortgage Trust 3 .658% 05/15/48 $ 2,064,835
Series - 2015 NXS1 (Class B)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .069 05/15/48 1,851,569
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 347,827
Series - 2015 C29 (Class A4)
2,029,830 (a) Wells Fargo Commercial Mortgage Trust 4 .818 12/15/48 1,963,104
Series - 2015 P2 (Class C)
1,266,210 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 1,250,947
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 370,507
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,877,568
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,708,603
Series - 2015 LC20 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,932,401
Series - 2018 C43 (Class A4)
9,313,000 (a) Wells Fargo Commercial Mortgage Trust 5 .820 08/15/57 9,459,274
Series - 2024 C63 (Class AS)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,125,762
Series - 2015 NXS3 (Class D)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,467,668
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,297,188
Series - 2016 C32 (Class AS)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 4 .729 01/15/59 2,471,478
Series - 2016 C32 (Class B)
333,448 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 328,603
Series - 2016 C36 (Class ASB)
77,817 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 72,622
Series - 2019 2 (Class A17)
996,193 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 878,367
Series - 2019 4 (Class A1)
721,552 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 600,997
Series - 2020 4 (Class A17)
10,561,922 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,397,199
Series - 2021 2 (Class A17)
1,236,918 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .642 09/25/51 1,000,838
Series - 2021 INV2 (Class B4)
2,793,803 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,221,198
Series - 2022 2 (Class A18)
3,165,720 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,624,707
Series - 2022 INV1 (Class A18)
5,474,834 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 4,708,084
Series - 2022 INV1 (Class A17)
189,733 (a),(d) WinWater Mortgage Loan Trust 3 .928 06/20/44 155,947
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 944,621,224
TOTAL STRUCTURED ASSETS
(Cost $1,655,756,248) 1,560,916,140
TOTAL LONG-TERM INVESTMENTS
(Cost $11,217,803,273) 10,461,133,628
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
166,006,623 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (l) 166,006,623
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $166,006,623) 166,006,623

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000% 01/22/25 $ 9,974,272
3,885,000 Federal Home Loan Bank Discount Notes 0 .000 01/24/25 3,874,096
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/29/25 4,983,043
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 9,906,667
5,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 4,995,322
TOTAL GOVERNMENT AGENCY DEBT 33,733,400
REPURCHASE AGREEMENT - 0.4%
41,869,000 (m) Fixed Income Clearing Corporation 4 .460 01/02/25 41,869,000
TOTAL REPURCHASE AGREEMENT 41,869,000
TREASURY DEBT - 0.3%
10,000,000 (e) United States Treasury Bill 0 .000 01/02/25 10,000,000
10,000,000 United States Treasury Bill 0 .000 01/23/25 9,975,239
10,000,000 United States Treasury Bill 0 .000 02/18/25 9,945,310
1,200,000 United States Treasury Bill 0 .000 10/30/25 1,159,874
TOTAL TREASURY DEBT 31,080,423
TOTAL SHORT-TERM INVESTMENTS
(Cost $106,673,986) 106,682,823
TOTAL INVESTMENTS - 100.9%
(Cost $11,490,483,882) 10,733,823,074
OTHER ASSETS & LIABILITIES, NET - (0.9)% (92,577,533)
NET ASSETS - 100.0% $ 10,641,245,541
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Core Bond

Portfolio of Investments December 31, 2024
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,305,485,874 or 21.5% of Total
Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $188,406,665.
(f) Perpetual security. Maturity date is not applicable.
(g) Payment in Kind Bond
(h) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i) Affiliated holding
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $41,879,374 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 10/15/26, valued at $42,706,458.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,073,239 EUR 1,890,189 JPMorgan Chase Bank N.A 01/13/25 $ 114,251
Total  $ 114,251
Total unrealized appreciation on forward foreign currency contracts  $ 114,251
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 25,000,000 $ 1,965,626 $ 2,171,063 $ (205,437)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 10,000,000 $ (786,251) $ (732,236) $ (54,015)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 10,000,000 (786,251) (771,615) (14,636)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 218,000,000 (17,140,263) (15,145,853) (1,994,410)
Total $ (18,712,765) $ (16,649,704) $ (2,063,061)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $211,990,848 $— $211,990,848
Common stocks — 42,417 — 42,417
Corporate bonds — 3,608,155,365 — 3,608,155,365
Government bonds — 4,969,712,157 — 4,969,712,157
Investment companies 99,928,937 — — 99,928,937
Preferred stocks 10,387,764 — — 10,387,764
Structured assets — 1,557,679,178 3,236,962 1,560,916,140
Investments purchased with collateral from securities lending 166,006,623 — — 166,006,623
Short-Term Investments
:
Government agency debt — 33,733,400 — 33,733,400
Repurchase agreement — 41,869,000 — 41,869,000
Treasury debt — 31,080,423 — 31,080,423
Investments in Derivatives
:
Credit default swap contracts* — (2,268,498) — (2,268,498)
Forward foreign currency contracts* — 114,251 — 114,251
Total $276,323,324 $10,452,108,541 $3,236,962 $10,731,668,827
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Core Impact Bond
Consolidated Portfolio of Investments December 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
BANK LOAN OBLIGATIONS - 0.6%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 45
TOTAL CAPITAL GOODS 45
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
13,803,810 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .971 05/05/28 13,596,753
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,596,753
UTILITIES - 0.4%
6,469,503 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .764 12/15/27 6,502,853
16,962,544 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .929 05/21/29 17,036,755
3,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .357 04/30/31 3,994,507
TOTAL UTILITIES 27,534,115
TOTAL BANK LOAN OBLIGATIONS
(Cost $41,373,619) 41,130,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 25 .8%
AUTOMOBILES & COMPONENTS - 0.3%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,530,826
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,332,353
2,260,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 2,253,629
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 4,888,712
TOTAL AUTOMOBILES & COMPONENTS 22,005,520
BANKS - 3.6%
13,300,000 (d) ABN AMRO Bank NV 5 .515 12/03/35 13,004,037
710,000 (e) Bank of America Corp 3 .950 04/21/25 708,050
4,753,000 (f) Bank of America Corp 6 .100 N/A 4,740,349
10,000,000 Bank of Montreal 3 .803 12/15/32 9,564,117
8,875,000 Bank of Montreal 7 .700 05/26/84 9,207,857
6,275,000 Barclays plc 4 .837 09/10/28 6,236,997
8,150,000 Barclays plc 4 .942 09/10/30 7,990,113
11,375,000 (d),(e) BNP Paribas S.A. 5 .894 12/05/34 11,640,292
2,500,000 (d),(f) BNP Paribas S.A. 8 .500 N/A 2,605,027
997,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 968,796
12,375,000 CitiBank NA 4 .876 11/19/27 12,384,921
5,025,000 (f) Citigroup, Inc 7 .625 N/A 5,235,214
10,000,000 (d) Credit Agricole S.A. 5 .335 01/10/30 9,997,618
10,000,000 (d) Credit Agricole S.A. 6 .251 01/10/35 10,040,593
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,351,141
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,033,201
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,165,010
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,193,510
5,125,000 (f) HSBC Holdings plc 6 .875 N/A 5,101,591
3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,816,231
13,800,000 (d) Intesa Sanpaolo S.p.A 7 .200 11/28/33 14,930,072
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 16,760,830
12,575,000 JPMorgan Chase & Co 5 .571 04/22/28 12,788,591
4,500,000 JPMorgan Chase & Co 5 .766 04/22/35 4,603,097
12,475,000 (e),(f) JPMorgan Chase & Co 6 .875 N/A 13,026,873
5,990,000 (f) JPMorgan Chase & Co 3 .650 N/A 5,810,808
3,075,000 M&T Bank Corp 4 .833 01/16/29 3,061,878
7,750,000 Morgan Stanley Bank NA 5 .504 05/26/28 7,857,916
3,700,000 (f) NatWest Group plc 8 .125 N/A 3,940,600
3,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 3,181,944
10,000,000 (d) Royal Bank of Canada 4 .851 12/14/26 10,047,287
2,500,000 (d) Shinhan Financial Group Co Ltd 5 .000 07/24/28 2,485,777
TOTAL BANKS 243,480,338
CAPITAL GOODS - 0.4%
8,875,000 Air Lease Corp 5 .100 03/01/29 8,893,609
2,625,000 (f) Air Lease Corp 6 .000 N/A 2,542,369

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.4% (continued)
$ 9,000,000 Conservation Fund 3 .474% 12/15/29 $ 8,268,950
6,250,000 (d) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,541,809
TOTAL CAPITAL GOODS 25,246,737
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,750,000 (d) Ambipar Lux Sarl 9 .875 02/06/31 2,744,823
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,675,616
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,693,537
8,200,000 Automatic Data Processing, Inc 4 .450 09/09/34 7,806,538
12,760,000 Rockefeller Foundation 2 .492 10/01/50 7,717,150
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 37,637,664
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,791,091
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,189,201
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,980,292
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,337,236
TOTAL CONSUMER DURABLES & APPAREL 4,337,236
CONSUMER SERVICES - 0.5%
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,599,824
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,565,600
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,638,245
9,500,000 Mather Foundation 2 .675 10/01/31 8,003,649
30,000 Salvation Army 5 .637 09/01/26 30,147
5,000,000 Salvation Army 4 .528 09/01/48 4,394,943
6,100,000 Starbucks Corp 2 .450 06/15/26 5,915,703
TOTAL CONSUMER SERVICES 35,148,111
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
2,000,000 (d) Alimentation Couche-Tard, Inc 3 .625 05/13/51 1,380,232
10,625,000 SYSCO Corp 5 .750 01/17/29 10,938,724
10,750,000 SYSCO Corp 2 .400 02/15/30 9,481,054
18,025,000 Walmart, Inc 1 .800 09/22/31 15,045,271
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,845,281
ENERGY - 2.7%
10,300,000 (d) Amazon Conservation DAC 6 .034 01/16/42 10,263,950
2,125,000 BP Capital Markets America, Inc 4 .699 04/10/29 2,113,124
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 5,852,388
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 5,923,466
6,950,000 (e),(f) BP Capital Markets plc 6 .450 N/A 7,139,805
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,479,030
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 4,964,896
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,424,797
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,210,310
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,335,668
10,000,000 Enbridge, Inc 5 .625 04/05/34 10,058,894
7,725,000 Equinor ASA 2 .375 05/22/30 6,851,775
3,000,000 Equinor ASA 3 .950 05/15/43 2,457,635
9,110,000 Equinor ASA 3 .250 11/18/49 6,225,607
6,725,000 MPLX LP 5 .500 06/01/34 6,627,961
5,000,000 (d) New York State Electric & Gas Corp 5 .650 08/15/28 5,115,129
2,000,000 (d) New York State Electric & Gas Corp 5 .850 08/15/33 2,044,588
2,025,000 Occidental Petroleum Corp 6 .050 10/01/54 1,921,299
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,872,001
2,950,000 (d) Raizen Fuels Finance S.A. 6 .450 03/05/34 2,915,824
7,875,000 (e) TotalEnergies Capital S.A. 4 .724 09/10/34 7,569,570
4,350,000 TotalEnergies Capital S.A. 5 .488 04/05/54 4,169,082
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 12,966,739
10,550,000 TotalEnergies Capital S.A. 5 .638 04/05/64 10,084,068
10,850,000 TotalEnergies Capital S.A. 5 .425 09/10/64 10,062,823
3,000,000 Williams Cos, Inc 5 .300 08/15/28 3,028,664

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.7% (continued)
$ 15,000,000 Woodside Finance Ltd 5 .100% 09/12/34 $ 14,268,550
TOTAL ENERGY 176,947,643
FINANCIAL SERVICES - 3.5%
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,378,103
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,526,636
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,309,035
10,400,000 Ford Foundation 2 .815 06/01/70 5,843,906
1,609,000 Goldman Sachs Group, Inc 0 .855 02/12/26 1,601,069
10,000,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 9,716,861
16,363,000 (d) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 15,934,927
3,500,000 (d),(e) HAT Holdings I LLC 3 .375 06/15/26 3,391,411
3,000,000 (d),(e) HAT Holdings I LLC 3 .750 09/15/30 2,643,537
2,418,055 HNA LLC 2 .369 09/18/27 2,317,193
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 6,790,136
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,359,310
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,245,442
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,532,515
2,500,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 2,007,114
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,064,683
1,925,000 NHP Foundation 5 .850 12/01/28 1,996,764
4,850,000 NHP Foundation 6 .000 12/01/33 5,110,494
10,245,000 Private Export Funding Corp 4 .300 12/15/28 10,117,473
10,000,000 Private Export Funding Corp 4 .600 02/15/34 9,807,425
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,911,669
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,787,486
2,800,000 (d) Starwood Property Trust, Inc 7 .250 04/01/29 2,872,251
13,175,000 (d) Starwood Property Trust, Inc 6 .000 04/15/30 12,931,609
7,072,314 Thirax  LLC 1 .462 03/07/33 6,107,017
8,750,000 (d) UBS Group AG. 5 .428 02/08/30 8,806,262
9,375,000 (d) UBS Group AG. 5 .617 09/13/30 9,524,086
9,950,000 (d) UBS Group AG. 6 .301 09/22/34 10,407,836
6,150,000 (d) UBS Group AG. 5 .699 02/08/35 6,190,237
4,050,000 (d),(f) UBS Group AG. 9 .250 N/A 4,378,339
3,375,000 (d),(f) UBS Group AG. 9 .250 N/A 3,867,517
10,000,000 Visa, Inc 1 .100 02/15/31 8,087,552
446,941 Washington Aircraft  Co DAC 2 .637 09/15/26 436,503
5,425,000 (d) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,174,189
10,000,000 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,373,717
9,750,000 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 10,179,780
TOTAL FINANCIAL SERVICES 234,730,084
FOOD, BEVERAGE & TOBACCO - 0.7%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,761,615
10,125,000 (d) Mars, Inc 4 .650 04/20/31 9,870,976
7,000,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 6,999,992
6,600,000 (d) Nestle Holdings, Inc 4 .950 03/14/30 6,629,393
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,346,414
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,245,658
TOTAL FOOD, BEVERAGE & TOBACCO 49,854,048
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,500,000 (g) International Finance Facility for Immunisation Co 4 .125 10/29/27 2,477,986
16,525,000 Kaiser Foundation Hospitals 2 .810 06/01/41 11,689,772
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,167,758
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,886,181
12,125,000 Procter & Gamble Co 1 .200 10/29/30 10,009,101
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,586,692
14,500,000 Unilever Capital Corp 4 .875 09/08/28 14,616,017
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,098,021
11,600,000 Unilever Capital Corp 4 .625 08/12/34 11,167,433

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.9% (continued)
$ 9,425,000 Unilever Capital Corp 2 .625% 08/12/51 $ 5,704,107
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 62,067,552
INSURANCE - 0.5%
12,075,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 10,793,944
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 11,596,490
11,135,000 (d) USAA Capital Corp 2 .125 05/01/30 9,641,083
TOTAL INSURANCE 32,031,517
MATERIALS - 1.2%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,299,386
2,755,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,846,971
10,000,000 Amcor Group Finance plc 5 .450 05/23/29 10,082,652
7,250,000 (d),(f) Cemex SAB de C.V. 9 .125 N/A 7,472,176
7,000,000 (e) Dow Chemical Co 5 .150 02/15/34 6,844,864
10,750,000 (d),(e) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,618,728
3,775,000 (d) LD Celulose International GmbH 7 .950 01/26/32 3,785,910
2,490,000 (d) LG Chem Ltd 3 .625 04/15/29 2,335,550
6,900,000 Nutrien Ltd 5 .200 06/21/27 6,970,554
11,125,000 Nutrien Ltd 5 .400 06/21/34 11,049,666
4,321,000 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,353,472
TOTAL MATERIALS 76,659,929
MEDIA & ENTERTAINMENT - 0.2%
11,250,000 Comcast Corp 4 .650 02/15/33 10,866,298
TOTAL MEDIA & ENTERTAINMENT 10,866,298
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
13,250,000 Johnson & Johnson 4 .900 06/01/31 13,333,625
8,300,000 Johnson & Johnson 2 .250 09/01/50 4,747,219
6,650,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,652,575
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 6,078,192
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 14,044,843
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,242,508
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,447,183
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 51,546,145
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,662,763
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,929,982
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,592,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
10,050,000 Intel Corp 4 .150 08/05/32 9,147,948
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,147,948
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3 .000 06/20/27 11,491,881
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,491,881
TELECOMMUNICATION SERVICES - 0.1%
9,547,000 Verizon Communications, Inc 2 .550 03/21/31 8,221,583
TOTAL TELECOMMUNICATION SERVICES 8,221,583
TRANSPORTATION - 0.2%
4,824,928 (d) Air Canada Pass Through Trust 4 .125 05/15/25 4,801,307
5,220,248 (d) Air Canada Pass Through Trust 3 .300 01/15/30 4,829,254
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,132,182
TOTAL TRANSPORTATION 14,762,743
UTILITIES - 8.1%
5,000,000 AES Corp 5 .450 06/01/28 5,027,076
2,000,000 AES Corp 7 .600 01/15/55 2,054,230
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,757,462
3,325,000 (d) AltaGas Ltd 7 .200 10/15/54 3,343,183
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,761,076
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,822,012
10,000,000 Avangrid, Inc 3 .800 06/01/29 9,476,687
7,050,000 (d) Brooklyn Union Gas Co 4 .632 08/05/27 6,972,411
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,489,104
EUR 4,400,000 (g) California Buyer Ltd 5 .625 02/15/32 4,742,870

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.1% (continued)
$ 5,815,000 (d) California Buyer Ltd 6 .375% 02/15/32 $ 5,799,567
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,889,051
3,850,000 (d),(e) Colbun S.A. 3 .150 01/19/32 3,226,219
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,539,241
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,571,541
6,475,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 6,002,372
5,200,000 Consumers Energy Co 4 .600 05/30/29 5,151,777
14,292,962 (d) Continental Wind LLC 6 .000 02/28/33 14,402,905
3,938,000 Dominion Energy, Inc 2 .250 08/15/31 3,277,426
3,425,000 Dominion Energy, Inc 7 .000 06/01/54 3,616,745
8,325,000 (f) Dominion Energy, Inc 4 .350 N/A 8,060,913
16,725,000 DTE Electric Co 1 .900 04/01/28 15,313,489
9,025,000 DTE Electric Co 3 .250 04/01/51 6,145,022
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,188,323
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,984,358
10,000,000 Duke Energy Florida LLC 3 .000 12/15/51 6,229,506
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 947,934
7,059,000 (d) Electricite de France S.A. 3 .625 10/13/25 6,990,699
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,316,068
6,250,000 Georgia Power Co 3 .250 03/15/51 4,212,871
2,700,000 Georgia Power Co 5 .125 05/15/52 2,504,718
1,518,850 (d) India Cleantech Energy 4 .700 08/10/26 1,475,259
3,865,000 International Development Association 0 .375 09/23/25 3,752,635
12,100,000 (d) International Development Association 4 .375 11/27/29 12,006,769
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 6,790,210
10,750,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 9,015,931
2,498,000 (d) Massachusetts Electric Co 1 .729 11/24/30 2,036,242
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,651,463
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,060,024
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,675,017
200,000 National Fuel Gas Co 3 .950 09/15/27 194,323
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,706,218
11,250,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 9,169,222
13,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 12,959,146
6,275,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 6,428,624
2,034,000 (d),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,080,469
11,750,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 9,973,245
5,200,000 Northern States Power Co 2 .900 03/01/50 3,326,700
7,050,000 Northern States Power Co 3 .200 04/01/52 4,725,740
8,125,000 Northern States Power Co 5 .400 03/15/54 7,831,808
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,173,585
6,060,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 5,881,632
3,100,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 2,898,708
17,028,000 Pacific Gas and Electric Co 6 .700 04/01/53 18,429,348
6,000,000 PG&E Recovery Funding LLC 4 .838 06/01/35 5,953,110
11,375,000 PG&E Recovery Funding LLC 5 .231 06/01/42 11,279,277
4,750,000 PG&E Recovery Funding LLC 5 .529 06/01/51 4,713,519
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,668,911
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,850,329
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,406,891
10,600,000 Public Service Co of Colorado 5 .750 05/15/54 10,575,134
6,061,000 Public Service Electric and Gas Co 4 .650 03/15/33 5,865,047
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,191,744
4,850,000 (d) RWE Finance US LLC 5 .875 04/16/34 4,864,837
10,000,000 (d) RWE Finance US LLC 6 .250 04/16/54 9,876,458
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,193,276
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,643,170
2,075,678 SCE Recovery Funding LLC 1 .977 11/15/28 1,960,970
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,708,377
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,878,037
3,413,782 (d) Solar Star Funding LLC 3 .950 06/30/35 3,052,733
4,014,097 (d) Solar Star Funding LLC 5 .375 06/30/35 3,999,763

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.1% (continued)
$ 4,320,000 Southern California Edison Co 3 .700% 08/01/25 $ 4,289,024
8,430,000 Southern California Edison Co 2 .750 02/01/32 7,199,125
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,236,491
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,381,695
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,432,028
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,000,575
1,270,000 (d) Sunnova Energy Corp 5 .875 09/01/26 1,055,470
16,046,470 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 13,036,858
2,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 1,926,895
6,273,248 (d) Topaz Solar Farms LLC 4 .875 09/30/39 5,834,121
11,146,383 (d) Topaz Solar Farms LLC 5 .750 09/30/39 10,863,376
5,616,831 (d) UEP Penonome II S.A. 6 .500 10/01/38 5,068,651
10,000,000 Union Electric Co 2 .150 03/15/32 8,198,420
16,400,000 Union Electric Co 2 .625 03/15/51 9,678,108
5,425,000 (d),(f) Vistra Corp 7 .000 N/A 5,455,937
TOTAL UTILITIES 540,397,531
TOTAL CORPORATE BONDS
(Cost $1,856,063,883) 1,722,166,584
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 59.3%
AGENCY SECURITIES - 2.4%
1,209,058 Canal Barge Co, Inc 4 .500 11/12/34 1,162,955
11,874,870 Crowley Conro LLC 4 .181 08/15/43 10,303,344
183,394 Ethiopian Leasing LLC 2 .566 08/14/26 179,011
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 17,889,588
8,600,000 Federal National Mortgage Association 0 .625 04/22/25 8,505,972
16,800,000 (e) Federal National Mortgage Association 0 .875 08/05/30 13,871,911
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,499,699
10,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 10,810,708
990,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 5 .034 09/15/30 985,228
8,150,000 Private Export Funding Corp 3 .250 06/15/25 8,109,324
7,099,000 Private Export Funding Corp 3 .900 10/15/27 6,985,849
20,026,574 Thirax  LLC 0 .968 01/14/33 17,043,366
3,178,604 Thirax 2 LLC 2 .320 01/22/34 2,809,803
3,520,000 Tote Shipholdings LLC 3 .400 10/16/40 3,003,070
2,336,000 Tote Shipholdings LLC 3 .450 01/22/41 2,000,774
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,632,587
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 924,787
1,128,244 United States International Development Finance Corp 1 .050 10/15/29 1,027,094
3,659,169 United States International Development Finance Corp 1 .790 10/15/29 3,395,292
9,147,922 United States International Development Finance Corp 2 .360 10/15/29 8,611,811
1,090,800 United States International Development Finance Corp 4 .140 05/15/30 1,069,073
3,733,000 United States International Development Finance Corp 1 .670 07/15/38 2,991,391
8,681,395 United States International Development Finance Corp 2 .290 07/15/38 7,246,519
4,774,767 United States International Development Finance Corp 2 .450 07/15/38 4,026,718
3,726,000 US Department of Housing and Urban Development (HUD) 2 .870 08/01/27 3,574,005
420,000 US Department of Housing and Urban Development (HUD) 5 .380 08/01/27 420,356
4,675,000 US Department of Housing and Urban Development (HUD) 2 .985 08/01/28 4,418,258
1,931,000 US Department of Housing and Urban Development (HUD) 3 .185 08/01/29 1,792,961
1,750,000 US Department of Housing and Urban Development (HUD) 3 .585 08/01/37 1,482,635
458,333 VCM Lease S.A. 2 .516 09/28/27 442,393
3,654,000 Vessel Management Services, Inc 3 .432 08/15/36 3,258,292
7,139,000 Vessel Management Services, Inc 3 .477 01/16/37 6,385,369
TOTAL AGENCY SECURITIES 162,860,143
FOREIGN GOVERNMENT BONDS - 9.0%
17,925,000 African Development Bank 4 .125 02/25/27 17,827,429
6,100,000 African Development Bank 3 .500 09/18/29 5,853,375
7,350,000 African Development Bank 5 .750 08/07/73 7,065,956
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 11,165,473
14,000,000 (d) Arab Petroleum Investments Corp 5 .428 05/02/29 14,113,400
1,000,000 Asian Development Bank 2 .125 03/19/25 995,170

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 6,110,000 Asian Development Bank 4 .625% 06/13/25 $ 6,115,963
9,732,000 Asian Development Bank 1 .750 08/14/26 9,341,565
12,694,000 Asian Development Bank 3 .125 09/26/28 12,155,780
10,000,000 Asian Development Bank 3 .875 06/14/33 9,461,294
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,423,296
10,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 9,887,094
10,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 9,662,196
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,858,694
17,250,000 (d) BNG Bank NV 3 .500 05/19/28 16,728,802
8,125,000 Brazilian Government International Bond 6 .125 01/22/32 7,767,352
8,500,000 (d) Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 8,245,084
4,750,000 (d),(e) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,910,407
5,000,000 (d) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,190,601
19,600,000 Canada Government International Bond 2 .875 04/28/25 19,507,314
12,605,000 Canada Government International Bond 3 .750 04/26/28 12,366,889
7,000,000 (d) CDP Financial, Inc 1 .000 05/26/26 6,670,457
1,455,000 Central American Bank for Economic Integration 5 .000 02/09/26 1,455,997
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,069,137
4,625,000 Council Of Europe Development Bank 3 .000 06/16/25 4,595,070
5,725,000 (d) Dominican Republic International Bond 6 .600 06/01/36 5,676,338
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 996,650
3,725,000 European Investment Bank 0 .625 10/21/27 3,363,256
3,750,000 European Investment Bank 3 .250 11/15/27 3,638,255
10,500,000 European Investment Bank 1 .625 10/09/29 9,239,790
10,279,000 European Investment Bank 0 .750 09/23/30 8,361,433
5,000,000 European Investment Bank 4 .375 10/10/31 4,937,967
10,875,000 Export Development Canada 3 .375 08/26/25 10,804,591
11,250,000 Export Development Canada 3 .750 09/07/27 11,069,220
13,050,000 Export Development Canada 3 .875 02/14/28 12,847,791
10,000,000 Export Development Canada 4 .125 02/13/29 9,865,779
14,925,000 Export Development Canada 4 .750 06/05/34 14,980,535
4,500,000 Inter-American Development Bank 4 .500 05/15/26 4,506,428
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,048,606
12,250,000 (e) Inter-American Development Bank 3 .500 04/12/33 11,269,613
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,565,528
17,500,000 Inter-American Investment Corp 4 .126 02/15/28 17,299,007
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,561,880
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,826,275
26,000,000 International Bank for Reconstruction & Development 1 .745 07/31/33 25,155,520
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,299,100
5,000,000 (d) International Development Association 0 .875 04/28/26 4,771,812
5,000,000 International Finance Corp 4 .750 03/16/26 4,998,544
4,575,000 International Finance Corp 2 .126 04/07/26 4,442,952
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,454,493
2,500,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,357,119
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,237,125
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,308,126
6,000,000 (d) Kommunalbanken AS. 2 .125 02/11/25 5,984,008
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,205,954
6,445,000 (d) Korea Electric Power Corp 1 .125 06/15/25 6,332,025
7,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 7,266,936
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,923,441
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,857,705
2,000,000 (d) Nederlandse Waterschapsbank NV 2 .375 03/24/26 1,949,274
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,201,677
4,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 4,419,304
15,391,000 OMERS Finance Trust 3 .500 04/19/32 13,957,226
7,666,000 (d) OMERS Finance Trust 3 .500 04/19/32 6,951,861
3,825,000 (d) OMERS Finance Trust 4 .000 04/19/52 2,958,394
1,250,000 OPEC Fund for International Development 4 .500 01/26/26 1,246,086
8,750,000 (d) OPEC Fund for International Development 4 .500 01/26/26 8,722,599
11,750,000 Province of Ontario Canada 5 .050 04/24/34 11,823,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 5,000,000 Province of Quebec Canada 2 .750% 04/12/27 $ 4,817,266
15,000,000 Province of Quebec Canada 1 .900 04/21/31 12,658,974
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,319,544
10,500,000 Province of Quebec Canada 4 .250 09/05/34 9,927,834
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 7,630,548
5,100,000 (d) Serbia International Bond 6 .000 06/12/34 5,015,830
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,924,468
TOTAL FOREIGN GOVERNMENT BONDS 604,412,434
MORTGAGE BACKED - 28.7%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,308,866
55,341 (c) CHL Mortgage Pass-Through Trust 6 .028 11/20/34 52,680
41,770,748 (c),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 345,001
4,680,207 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 64,085
7,500,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .669 03/25/42 7,804,190
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .210 06/25/42 15,983,796
1,405,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .919 01/25/43 1,482,859
3,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .110 05/25/43 3,246,139
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .910 05/25/43 3,177,177
5,316,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 5,607,814
4,390,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 4,655,806
760,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 10 .469 07/25/43 836,693
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .119 10/25/43 3,723,959
19,764 Fannie Mae Pool 3 .500 07/01/26 19,549
176,532 Fannie Mae Pool 3 .500 05/01/32 171,754
103,263 Fannie Mae Pool 5 .500 11/01/38 103,795
2,896,764 Fannie Mae Pool 3 .000 05/01/40 2,615,232
819,711 Fannie Mae Pool 3 .500 05/01/40 758,583
197,887 Fannie Mae Pool 5 .000 09/01/40 197,182
1,117,289 Fannie Mae Pool 4 .000 09/01/42 1,051,402
33,636,338 Fannie Mae Pool 4 .000 05/01/44 31,690,653
40,694 Fannie Mae Pool 4 .500 06/01/44 39,099
204,343 Fannie Mae Pool 4 .500 06/01/44 196,335
86,080 Fannie Mae Pool 4 .500 08/01/44 82,707
170,061 Fannie Mae Pool 4 .500 11/01/44 163,396
9,633 Fannie Mae Pool 5 .000 11/01/44 9,598
501,511 Fannie Mae Pool 4 .000 01/01/45 470,074
163,854 Fannie Mae Pool 4 .500 03/01/45 157,257
508,291 Fannie Mae Pool 3 .500 01/01/46 458,883
570,541 Fannie Mae Pool 4 .000 04/01/46 534,754
724,127 Fannie Mae Pool 3 .500 06/01/46 653,304
1,039,923 Fannie Mae Pool 3 .500 07/01/46 938,213
1,389,329 Fannie Mae Pool 3 .500 07/01/46 1,264,522
1,501,903 Fannie Mae Pool 3 .500 08/01/46 1,354,113
2,068,733 Fannie Mae Pool 3 .000 10/01/46 1,766,381
106,305 Fannie Mae Pool 4 .500 05/01/47 103,064
376,887 Fannie Mae Pool 4 .000 10/01/47 349,618
3,416,864 Fannie Mae Pool 3 .500 11/01/47 3,101,402
208,535 Fannie Mae Pool 4 .500 11/01/47 199,780
132,442 Fannie Mae Pool 3 .500 01/01/48 119,181
2,658,860 Fannie Mae Pool 3 .500 01/01/48 2,386,338
747,047 Fannie Mae Pool 4 .500 01/01/48 714,063
180,642 Fannie Mae Pool 4 .500 02/01/48 172,665
489,058 Fannie Mae Pool 4 .500 05/01/48 467,312
342,098 Fannie Mae Pool 4 .500 05/01/48 326,780
8,647,771 Fannie Mae Pool 4 .500 10/01/48 8,453,922
12,580,255 Fannie Mae Pool 3 .000 07/01/50 10,887,947
4,806,907 Fannie Mae Pool 2 .500 08/01/51 3,958,423
1,878,846 Fannie Mae Pool 3 .000 09/01/51 1,623,480
4,927,134 Fannie Mae Pool 2 .500 12/01/51 4,062,789
10,860,517 Fannie Mae Pool 2 .500 02/01/52 8,914,680
6,467,755 Fannie Mae Pool 3 .500 02/01/52 5,784,769
1,597,717 Fannie Mae Pool 2 .500 04/01/52 1,317,050

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,704,871 Fannie Mae Pool 3 .000% 04/01/52 $ 9,111,643
9,619,756 Fannie Mae Pool 3 .500 05/01/52 8,526,065
7,841,772 Fannie Mae Pool 3 .500 05/01/52 6,949,984
19,219,920 Fannie Mae Pool 4 .000 05/01/52 17,614,176
10,698,782 Fannie Mae Pool 3 .000 06/01/52 9,102,200
12,003,057 Fannie Mae Pool 3 .500 06/01/52 10,661,582
27,105,083 Fannie Mae Pool 3 .500 06/01/52 24,025,536
47,129,082 Fannie Mae Pool 4 .000 06/01/52 43,177,512
3,796,276 Fannie Mae Pool 4 .500 06/01/52 3,578,058
17,160,054 Fannie Mae Pool 4 .000 07/01/52 15,711,027
21,140,046 Fannie Mae Pool 4 .000 07/01/52 19,364,307
3,505,152 Fannie Mae Pool 4 .500 07/01/52 3,302,827
32,589,592 Fannie Mae Pool 4 .500 07/01/52 30,714,155
16,129,195 Fannie Mae Pool 5 .000 08/01/52 15,619,324
58,061,229 Fannie Mae Pool 4 .000 09/01/52 53,184,078
194,756,224 Fannie Mae Pool 4 .500 09/01/52 183,548,520
8,553,894 Fannie Mae Pool 5 .000 09/01/52 8,282,827
51,640,147 Fannie Mae Pool 4 .000 10/01/52 47,297,053
8,528,517 Fannie Mae Pool 4 .500 10/01/52 8,038,029
39,777,743 Fannie Mae Pool 5 .000 10/01/52 38,514,144
13,479,711 Fannie Mae Pool 4 .000 11/01/52 12,345,356
47,891,845 Fannie Mae Pool 4 .500 11/01/52 45,140,962
5,763,953 Fannie Mae Pool 5 .500 12/01/52 5,703,298
118,697 Fannie Mae Pool 5 .000 01/01/53 114,917
29,755,025 Fannie Mae Pool 5 .000 02/01/53 28,802,883
19,062,154 Fannie Mae Pool 6 .000 02/01/53 19,167,792
15,976,516 Fannie Mae Pool 6 .000 03/01/53 16,055,325
31,129,626 Fannie Mae Pool 5 .000 04/01/53 30,056,501
6,894,371 Fannie Mae Pool 5 .000 06/01/53 6,702,735
46,926,677 Fannie Mae Pool 5 .500 06/01/53 46,353,921
8,515,369 Fannie Mae Pool 5 .000 07/01/53 8,229,959
14,866,726 Fannie Mae Pool 5 .000 08/01/53 14,357,279
108,001,765 Fannie Mae Pool 5 .500 10/01/53 106,648,439
30,212,378 Fannie Mae Pool 5 .500 05/01/54 29,824,490
16,265,954 Fannie Mae Pool 4 .000 11/01/54 14,881,446
12,563,193 Fannie Mae Pool 4 .500 11/01/54 11,821,384
46,897,785 Fannie Mae Pool 5 .000 11/01/54 45,280,012
502,401 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .267 09/25/43 47,468
1,823,857 Fannie Mae REMICS 3 .000 07/25/45 1,596,982
3,202,731 Fannie Mae REMICS 3 .500 02/25/48 2,732,660
2,385,320 Fannie Mae REMICS 4 .000 07/25/48 2,184,334
3,998,805 Fannie Mae REMICS 2 .000 08/25/50 512,581
12,047,065 Fannie Mae REMICS 2 .000 08/25/50 7,854,602
4,861,409 Fannie Mae REMICS 2 .000 10/25/50 3,176,601
10,894,999 Fannie Mae REMICS 2 .500 11/25/50 1,520,064
3,838,314 Fannie Mae REMICS 3 .000 12/25/50 663,025
3,752,752 Fannie Mae REMICS 3 .000 02/25/51 633,191
4,273,082 Fannie Mae REMICS 2 .500 11/25/51 510,253
9,214,366 Fannie Mae REMICS 3 .500 04/25/52 6,794,302
1,915,503 Fannie Mae REMICS 4 .000 05/25/52 1,469,423
5,610,726 Fannie Mae REMICS 4 .500 07/25/52 5,228,546
2,407,654 Fannie Mae REMICS 4 .500 08/25/52 1,965,678
1,833,088 Fannie Mae REMICS 4 .000 09/25/52 1,502,237
2,086,650 Fannie Mae REMICS 4 .000 09/25/52 1,792,664
1,770,150 Fannie Mae REMICS 4 .500 10/25/52 1,583,484
2,019,077 Fannie Mae REMICS 4 .500 10/25/52 1,868,812
3,406,909 Fannie Mae REMICS 5 .500 11/25/52 3,258,094
3,387,850 (c) Fannie Mae-Aces 2 .825 02/25/27 3,277,330
9,004,004 (c) Fannie Mae-Aces 3 .303 06/25/28 8,650,374
11,250,000 (c) Fannie Mae-Aces 1 .469 11/25/30 9,333,461
15,500,000 (c) Fannie Mae-Aces 1 .245 01/25/31 12,687,830
68,940 Freddie Mac Gold Pool 5 .000 06/01/36 68,503

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 68,141 Freddie Mac Gold Pool 4 .000% 06/01/42 $ 64,207
69,379 Freddie Mac Gold Pool 4 .500 12/01/43 67,281
68,149 Freddie Mac Gold Pool 4 .500 02/01/44 66,089
574,969 Freddie Mac Gold Pool 5 .000 08/01/44 573,685
116,607 Freddie Mac Gold Pool 3 .500 04/01/45 105,882
2,471,515 Freddie Mac Gold Pool 3 .500 08/01/45 2,254,150
1,414,699 Freddie Mac Gold Pool 3 .500 02/01/47 1,271,443
18,524 Freddie Mac Gold Pool 3 .000 04/01/47 16,086
152,128 Freddie Mac Gold Pool 4 .500 06/01/47 146,361
237,342 Freddie Mac Gold Pool 4 .000 09/01/47 222,742
54,888 Freddie Mac Gold Pool 3 .500 12/01/47 49,484
1,127,258 Freddie Mac Gold Pool 4 .500 08/01/48 1,083,701
5,220,706 Freddie Mac Pool 2 .310 12/01/31 4,483,032
6,838,080 Freddie Mac Pool 3 .740 06/01/37 6,065,378
2,250,897 Freddie Mac Pool 3 .400 12/01/37 1,926,087
5,646,500 Freddie Mac Pool 4 .300 12/01/37 5,233,166
1,829,440 Freddie Mac Pool 3 .500 03/01/38 1,593,280
640,000 Freddie Mac Pool 4 .330 05/01/38 594,976
3,165,435 Freddie Mac Pool 2 .970 07/01/38 2,573,993
3,382,002 Freddie Mac Pool 4 .550 07/01/38 3,194,972
5,775,000 Freddie Mac Pool 3 .500 10/01/38 4,902,370
397,500 Freddie Mac Pool 3 .160 11/01/38 328,225
1,853,500 Freddie Mac Pool 3 .910 01/01/39 1,636,711
3,355,997 Freddie Mac Pool 3 .000 01/01/41 2,654,652
772,942 Freddie Mac Pool 4 .250 09/01/42 723,260
4,472,380 Freddie Mac Pool 2 .500 11/01/51 3,649,256
338,857 Freddie Mac Pool 3 .000 11/01/51 292,283
7,204,616 Freddie Mac Pool 3 .000 11/01/51 6,259,793
888,338 Freddie Mac Pool 3 .000 11/01/51 773,584
1,299,188 Freddie Mac Pool 3 .000 11/01/51 1,129,667
5,117,677 Freddie Mac Pool 2 .500 01/01/52 4,191,321
9,487,708 Freddie Mac Pool 2 .500 02/01/52 7,823,490
2,218,331 Freddie Mac Pool 3 .000 02/01/52 1,889,686
323,686 Freddie Mac Pool 3 .000 03/01/52 275,430
5,983,505 Freddie Mac Pool 2 .500 04/01/52 4,923,053
8,875,577 Freddie Mac Pool 4 .000 04/01/52 8,132,554
34,126,782 Freddie Mac Pool 3 .000 05/01/52 29,023,936
7,581,099 Freddie Mac Pool 3 .000 06/01/52 6,486,489
6,891,910 Freddie Mac Pool 3 .500 06/01/52 6,117,428
7,975,867 Freddie Mac Pool 4 .500 06/01/52 7,514,473
194,895 Freddie Mac Pool 4 .500 07/01/52 183,460
7,985,651 Freddie Mac Pool 4 .500 07/01/52 7,523,972
9,110,162 Freddie Mac Pool 6 .000 11/01/52 9,167,906
7,576,733 Freddie Mac Pool 5 .000 01/01/53 7,316,136
17,824,347 Freddie Mac Pool 5 .500 08/01/53 17,663,237
4,651,673 Freddie Mac REMICS 3 .500 01/15/47 3,993,638
990,732 Freddie Mac REMICS 4 .000 10/15/47 906,064
1,900,218 Freddie Mac REMICS 4 .000 11/15/47 1,757,205
4,365,594 Freddie Mac REMICS 4 .000 01/15/48 4,036,381
4,838,146 Freddie Mac REMICS 4 .000 03/15/48 4,441,476
1,451,802 Freddie Mac REMICS 4 .000 04/15/48 1,342,164
4,716,418 Freddie Mac REMICS 4 .000 04/15/48 4,308,956
637,562 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .381 06/15/48 559,695
554,332 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .301 10/15/48 456,939
4,356,365 Freddie Mac REMICS 2 .000 09/25/50 2,788,185
2,255,668 Freddie Mac REMICS 2 .000 09/25/50 292,169
7,998,901 Freddie Mac REMICS 3 .000 09/25/50 5,608,891
3,967,957 Freddie Mac REMICS 3 .000 10/25/50 2,697,741
13,415,850 Freddie Mac REMICS 2 .500 02/25/51 2,220,790
4,547,964 Freddie Mac REMICS 2 .500 05/25/51 2,738,096
1,460,152 Freddie Mac REMICS 4 .000 08/25/52 1,175,287
2,715,325 Freddie Mac REMICS 4 .500 10/25/52 2,417,700

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,335,114 Freddie Mac REMICS 5 .500% 11/25/52 $ 3,238,524
2,167,441 Freddie Mac REMICS 5 .500 02/25/53 2,120,843
575,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .669 01/25/42 615,571
2,610,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .319 02/25/42 2,747,337
7,090,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 7,349,524
1,830,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 1,965,360
15,458,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .919 05/25/42 16,186,890
12,753,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 9 .234 06/25/42 13,689,562
6,984,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .569 07/25/42 7,446,712
2,535,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 8 .119 08/25/42 2,667,790
6,445,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .269 09/25/42 6,812,656
280,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 294,155
350,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .810 04/25/43 369,525
6,435,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 8 .069 05/25/43 6,840,728
66,739 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .787 02/25/48 64,625
395,568 (c) Freddie Mac Strips, (SOFR30A + 5.806%) 1 .208 03/15/44 33,922
488,394 Ginnie Mae I Pool 2 .690 06/15/33 450,938
10,719,802 Ginnie Mae I Pool 2 .750 01/15/45 9,652,823
24,224 Ginnie Mae II Pool 5 .000 06/20/42 24,141
2,115,013 Ginnie Mae II Pool 3 .500 12/20/46 1,910,828
1,449,226 Ginnie Mae II Pool 3 .500 01/20/47 1,311,474
1,224,058 Ginnie Mae II Pool 3 .500 10/20/50 1,102,507
4,069,473 Ginnie Mae II Pool 3 .000 02/20/51 3,545,711
21,700,665 Ginnie Mae II Pool 3 .000 06/20/51 18,852,083
30,457,738 Ginnie Mae II Pool 3 .000 12/20/51 26,443,237
17,521,814 Ginnie Mae II Pool 3 .000 01/20/52 15,208,917
4,049,322 Ginnie Mae II Pool 2 .500 02/20/52 3,285,507
28,560,163 Ginnie Mae II Pool 3 .500 04/20/52 25,543,486
41,754,816 Ginnie Mae II Pool 3 .500 07/20/52 37,344,397
6,630,567 Ginnie Mae II Pool 4 .000 08/20/52 6,110,805
38,308,889 Ginnie Mae II Pool 4 .000 09/20/52 35,329,697
13,039,989 Ginnie Mae II Pool 5 .000 11/20/52 12,687,845
22,564,724 Ginnie Mae II Pool 3 .500 12/20/52 20,181,365
15,033,900 Ginnie Mae II Pool 4 .500 12/20/52 14,236,460
7,298,712 Ginnie Mae II Pool 4 .500 02/20/53 6,909,688
2,729,119 Ginnie Mae II Pool 5 .000 02/20/53 2,654,508
3,713,665 Ginnie Mae II Pool 3 .000 08/20/53 3,223,740
8,733,933 Government National Mortgage Association 5 .000 01/20/40 1,864,530
3,954,660 Government National Mortgage Association 4 .500 03/20/40 707,623
6,395,375 Government National Mortgage Association 5 .000 03/20/40 1,286,182
6,712,243 Government National Mortgage Association 2 .500 12/20/43 5,860,031
2,374,248 Government National Mortgage Association 3 .000 03/20/45 2,079,956
379,735 Government National Mortgage Association 4 .000 06/20/46 44,901
2,353,013 Government National Mortgage Association 5 .000 09/20/46 446,791
2,622,648 (c) Government National Mortgage Association, (TSFR1M + 5.986%) 1 .615 03/20/50 337,548
9,185,485 Government National Mortgage Association 3 .000 11/20/51 6,449,794
10,020,695 Government National Mortgage Association 3 .000 12/20/51 7,001,366
7,999,214 Government National Mortgage Association 3 .000 01/20/52 5,699,636
8,326,070 Government National Mortgage Association 3 .000 02/20/52 5,506,391
5,771,116 Government National Mortgage Association 4 .000 04/20/52 4,736,923
6,934,739 Government National Mortgage Association 5 .000 04/20/52 1,304,514
2,466,948 Government National Mortgage Association 4 .000 07/20/52 1,945,254
4,408,842 Government National Mortgage Association 4 .500 09/20/52 3,956,666
3,592,298 Government National Mortgage Association 4 .500 09/20/52 3,228,325
2,555,654 Government National Mortgage Association 4 .500 09/20/52 2,178,010
2,998,824 Government National Mortgage Association 4 .500 09/20/52 2,733,842
3,002,323 Government National Mortgage Association 4 .500 02/20/53 2,632,948
2,748,006 Government National Mortgage Association 5 .500 02/20/53 2,634,925
5,390,156 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .345 05/20/53 410,660
3,950,611 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 5 .247 08/20/53 4,079,940
2,448,381 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 7 .392 08/20/53 2,720,522
5,481,809 Government National Mortgage Association 5 .000 12/20/53 5,039,916

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,984,935 Government National Mortgage Association 2 .500% 04/20/54 $ 3,419,983
45,283,136 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 356,632
1,724,043 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,373,876
6,579,140 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,232,352
3,795,821 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,017,847
1,593,846 (c),(d) GS Mortgage-Backed Securities Trust 2 .829 05/28/52 1,267,072
16,158,324 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 13,477,567
8,303 (c) Impac CMB Trust, (TSFR1M + 0.774%) 5 .113 03/25/35 7,503
51,452 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 45,621
313,578 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 273,147
41,417 (c),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 37,878
12,622,055 (c),(d) JP Morgan Mortgage Trust 0 .122 06/25/51 81,179
22,206,366 (c),(d) JP Morgan Mortgage Trust 0 .108 11/25/51 124,897
1,844,193 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,466,216
22,137,435 (c),(d) JP Morgan Mortgage Trust 0 .116 12/25/51 133,900
2,331,254 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,853,451
3,314,924 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,635,512
5,363,701 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 4,264,381
4,778,787 (c),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 3,985,959
9,531,222 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 104,779
5,167,456 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,108,358
2,463,381 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 2,110,781
8,039,984 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 6,665,973
4,136,039 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,429,201
3,835,912 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,180,365
4,784,779 (c),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 3,967,073
1,923,407 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 1,840,418
1,988,885 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,935,567
3,142,481 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,501,393
3,006,956 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,631,602
2,029,109 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,614,346
1,369,074 (c),(d) RCKT Mortgage Trust 3 .007 09/25/51 1,058,422
5,666,686 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,508,662
2,660,130 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,205,521
27,664 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 25,561
148,847 (c),(d) Sequoia Mortgage Trust 3 .500 12/25/49 130,545
2,339,253 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,859,810
304,415 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 272,255
301,209 (d) Verus Securitization Trust (Step Bond) 2 .733 05/25/65 291,458
TOTAL MORTGAGE BACKED 1,919,399,241
MUNICIPAL BONDS - 4.0%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,994,060
1,950,000 California Health Facilities Financing Authority 4 .353 06/01/41 1,732,153
6,400,000 (d) California Municipal Finance Authority 6 .375 11/15/48 6,090,337
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 571,856
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 620,058
935,000 City & County of San Francisco CA 3 .700 04/01/34 820,664
440,000 City & County of San Francisco CA 3 .750 04/01/35 380,694
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,647,548
4,610,000 City & County of San Francisco CA Community Facilities District 4 .221 09/01/39 4,062,072
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .750 09/01/37 4,674,306
5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .000 09/01/48 3,971,320
7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .482 09/01/50 5,521,663
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 1,264,397
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,689,336
650,000 City of Detroit MI 2 .511 04/01/25 646,037
745,000 City of Detroit MI 2 .711 04/01/26 724,435
525,000 City of Detroit MI 3 .644 04/01/34 449,968
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,398,738
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,018,005
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,681,810
870,000 (d) City of Miami FL 4 .808 01/01/39 805,144

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 3,200,000 City of New York NY 5 .094% 10/01/49 $ 3,038,357
2,950,000 City of New York NY 5 .828 10/01/53 3,091,952
2,685,000 City of Oakland CA 1 .830 01/15/27 2,547,570
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,163,405
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,230,463
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,339,318
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,276,457
1,140,000 Cleveland-Cuyahoga County Port Authority 5 .900 11/15/49 1,087,811
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,042,623
1,000,000 (d) County of Gallatin MT 11 .500 09/01/27 1,024,699
3,500,000 (d) County of Gallatin MT 11 .500 09/01/27 3,586,447
3,500,000 District of Columbia 3 .432 04/01/42 2,719,211
3,510,000 (d) Florida Development Finance Corp 8 .250 07/01/57 3,628,971
17,298,841 Freddie Mac Multifamily Variable Rate Certificate 4 .050 08/25/38 15,826,767
450,000 Klickitat County Public Utilities 3 .688 12/01/38 376,678
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 958,685
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,104,182
2,490,000 Maryland Community Development Administration Housing Revenue 3 .797 03/01/39 2,113,876
1,500,000 Maryland Economic Development Corp 5 .433 05/31/56 1,443,051
4,000,000 Maryland Economic Development Corp 5 .942 05/31/57 4,072,514
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,750,057
525,000 Metropolitan Transportation Authority 5 .175 11/15/49 451,533
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 16,551,161
4,225,000 Minnesota Housing Finance Agency 5 .897 08/01/49 4,173,955
6,585,000 Minnesota Housing Finance Agency 5 .947 08/01/54 6,486,573
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 178,134
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 183,711
15,625,000 (c),(d) New Hampshire Business Finance Authority 4 .600 02/01/29 15,625,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 4 .520 07/01/33 8,300,000
2,740,000 New Hampshire Business Finance Authority 5 .694 11/01/45 2,610,047
3,460,000 New Hampshire Business Finance Authority 5 .775 11/01/54 3,259,138
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 701,786
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,050,077
5,250,000 New York City Housing Development Corp 5 .448 08/01/54 4,840,023
1,090,000 New York State Energy Research & Development Authority 2 .465 10/01/26 1,045,993
965,000 New York State Energy Research & Development Authority 2 .665 10/01/27 907,074
835,000 New York State Energy Research & Development Authority 2 .879 10/01/28 771,008
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,588,654
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 265,880
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,048,888
405,000 (a),(b) Public Finance Authority 15 .000 12/31/25 41
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,695,883
6,650,000 Public Finance Authority 5 .292 07/01/29 6,634,905
645,000 Redevelopment Authority of the City of Philadelphia 4 .711 09/01/30 640,830
1,585,000 Redevelopment Authority of the City of Philadelphia 5 .226 09/01/40 1,539,158
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 776,078
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,050,490
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 4,718,526
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 965,734
2,550,000 San Diego Unified School District 3 .915 07/01/28 2,503,586
10,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 10,081,370
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 994,373
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 838,233
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,954,890
1,670,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,672,404
1,000,000 South Davis Sewer District 4 .125 12/01/32 940,790
1,100,000 South Davis Sewer District 4 .500 12/01/37 979,637
1,646,933 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 1,592,852
2,400,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,818,705
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,570,224
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,706,976

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 2,180,000 (d) Toledo-Lucas County Port Authority 5 .600% 11/15/39 $ 2,131,995
6,500,000 Tuolumne Wind Project Authority 6 .918 01/01/34 6,970,681
2,000,000 University of New Mexico 3 .532 06/20/32 1,908,421
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 970,303
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,140,243
360,000 Washington County Clean Water Services 5 .701 10/01/30 364,697
TOTAL MUNICIPAL BONDS 264,389,047
U.S. TREASURY SECURITIES - 15.2%
29,284,000 United States Treasury Note/Bond 5 .000 09/30/25 29,436,887
149,998,000 United States Treasury Note/Bond 4 .250 11/30/26 149,968,173
13,975,000 United States Treasury Note/Bond 4 .000 12/15/27 13,867,525
9,000,000 United States Treasury Note/Bond 1 .375 10/31/28 8,061,029
177,803,000 United States Treasury Note/Bond 4 .125 11/30/29 175,782,943
51,648,000 United States Treasury Note/Bond 4 .125 11/30/31 50,545,304
207,750,000 United States Treasury Note/Bond 4 .250 11/15/34 202,335,327
14,543,000 United States Treasury Note/Bond 1 .875 02/15/41 9,742,513
9,700,000 United States Treasury Note/Bond 2 .250 05/15/41 6,883,551
114,908,400 United States Treasury Note/Bond 2 .375 02/15/42 81,798,537
114,556,000 (e) United States Treasury Note/Bond 4 .625 11/15/44 111,074,629
2,500,000 United States Treasury Note/Bond 3 .125 05/15/48 1,872,663
2,500,000 United States Treasury Note/Bond 3 .000 02/15/49 1,818,854
31,783,000 United States Treasury Note/Bond 2 .250 02/15/52 19,268,133
167,394,000 United States Treasury Note/Bond 4 .375 08/15/54 152,864,338
TOTAL U.S. TREASURY SECURITIES 1,015,320,406
TOTAL GOVERNMENT BONDS
(Cost $4,151,413,581) 3,966,381,271
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
FINANCIAL SERVICES - 0.0%
126,248 (e) Morgan Stanley 3,247,099
TOTAL FINANCIAL SERVICES 3,247,099
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP 5,440,000
629,610 Brookfield Property Partners LP 7,819,756
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,259,756
UTILITIES - 0.2%
454,177 Brookfield Infrastructure Partners LP 7,734,634
276,951 Brookfield Renewable Partners LP 4,962,962
TOTAL UTILITIES 12,697,596
TOTAL PREFERRED STOCKS
(Cost $47,174,650) 29,204,451
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 12.2%
ASSET BACKED - 4.2%
2,078,400 (d) Air Canada Pass Through Trust 3 .550 01/15/30 1,905,893
Series - 2017 1 (Class A)
450,000 (d) AMSR Trust 3 .148 01/19/39 433,357
Series - 2019 SFR1 (Class C)
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%) 6 .612 10/15/35 54,180
Series - 2020 EYP (Class C)
32,991 (c) C-BASS Trust, (TSFR1M + 0.274%) 3 .166 07/25/36 32,243
Series - 2006 CB6 (Class A1)
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5 .876 04/07/52 145
Series - 2007 1A (Class A2)
2,686,935 Delta Air Lines Pass Through Trust 3 .625 07/30/27 2,606,085
Series - 2015 1 (Class AA)
5,628,140 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,181,448
Series - 2020 1 (Class AA)

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 13,711,345 Delta Air Lines Pass Through Trust 2 .500% 06/10/28 $ 12,672,728
Series - 2020 1 (Class A)
834,750 (d) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 831,443
Series - 2015 1A (Class A2II)
758,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 753,479
Series - 2018 1A (Class A2I)
46,972 (c),(d) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 5 .553 05/25/37 46,786
Series - 2007 2 (Class A2C)
3,747,679 (d) EnFin Residential Solar Receivables Trust 5 .980 09/20/55 3,632,646
Series - 2024 2A (Class A)
5,750,000 (d) Frontier Issuer LLC 8 .300 08/20/53 5,962,633
Series - 2023 1 (Class B)
7,540,000 (d) Frontier Issuer LLC 6 .190 06/20/54 7,668,978
Series - 2024 1 (Class A2)
1,500,000 (d) Frontier Issuer LLC 11 .160 06/20/54 1,675,665
Series - 2024 1 (Class C)
2,877,601 (d) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,239,449
Series - 2021 3CS (Class A)
3,074,028 (d) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,362,005
Series - 2021 4GS (Class A)
11,239,369 (d) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 8,878,347
Series - 2021 5CS (Class A)
4,465,410 (d) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,405,345
Series - 2021 5CS (Class B)
3,900,101 (d) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,242,253
Series - 2022 1GS (Class A)
2,983,722 (d) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,279,902
Series - 2022 1GS (Class B)
13,041,740 (d) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,016,578
Series - 2022 3CS (Class A)
3,250,000 (d) Grace Trust 2 .347 12/10/40 2,730,595
Series - 2020 GRCE (Class A)
6,500,000 (d) GSCG Trust 2 .936 09/06/34 4,956,250
Series - 2019 600C (Class A)
439,771 (d) HERO Funding Trust 3 .840 09/21/40 405,812
Series - 2015 1A (Class A)
101,893 (d) HERO Funding Trust 3 .990 09/21/40 95,347
Series - 2014 2A (Class A)
535,160 (d) HERO Funding Trust 3 .750 09/20/41 491,592
Series - 2016 2A (Class A)
425,496 (d) HERO Funding Trust 4 .050 09/20/41 395,724
Series - 2016 1A (Class A)
1,085,435 (d) HERO Funding Trust 3 .080 09/20/42 969,477
Series - 2016 3A (Class A1)
979,289 (d) HERO Funding Trust 3 .910 09/20/42 897,260
Series - 2016 3A (Class A2)
998,087 (d) HERO Funding Trust 3 .570 09/20/47 899,677
Series - 2016 4A (Class A1)
1,055,316 (d) HERO Funding Trust 3 .710 09/20/47 933,624
Series - 2017 1A (Class A1)
147,865 (d) HERO Funding Trust 4 .290 09/20/47 136,287
Series - 2016 4A (Class A2)
1,727,367 (d) HERO Funding Trust 3 .190 09/20/48 1,493,012
Series - 2017 3A (Class A1)
1,616,404 (d) HERO Funding Trust 3 .950 09/20/48 1,431,990
Series - 2017 3A (Class A2)
659,422 (d) HERO Funding Trust 4 .070 09/20/48 588,785
Series - 2017 2A (Class A2)
2,352,458 (d) HERO Funding Trust 4 .670 09/20/48 2,152,763
Series - 2018 1A (Class A2)
1,822,935 (d) HERO Funding Trust 2 .590 09/20/57 1,500,957
Series - 2020 1A (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 7,375,000 (d) Hertz Vehicle Financing III LLC 5 .570% 09/25/29 $ 7,420,390
Series - 2023 2A (Class A)
13,415 (c) Home Equity Asset Trust, (TSFR1M + 1.614%) 3 .986 06/25/33 13,086
Series - 2003 1 (Class M1)
3,156,248 (d) Loanpal Solar Loan Ltd 2 .750 07/20/47 2,566,051
Series - 2020 2GF (Class A)
1,608,407 (d) Loanpal Solar Loan Ltd 2 .290 01/20/48 1,269,205
Series - 2021 1GS (Class A)
2,179,343 (d) Loanpal Solar Loan Ltd 2 .840 01/20/48 1,714,028
Series - 2021 1GS (Class B)
4,888,811 (d) Loanpal Solar Loan Ltd 2 .220 03/20/48 3,753,759
Series - 2021 2GS (Class A)
2,750,000 (a),(d) Mosaic Solar Loan Trust 0 .000 04/20/46 1,351,350
Series - 2020 1A (Class R)
1,145,055 (d) Mosaic Solar Loan Trust 2 .100 04/20/46 992,476
Series - 2020 1A (Class A)
1,454,783 (d) Mosaic Solar Loan Trust 3 .100 04/20/46 1,240,470
Series - 2020 1A (Class B)
1,305,000 (d) Mosaic Solar Loan Trust 10 .000 09/20/49 1,125,510
Series - 2024 1A (Class D)
4,429,479 (d) Mosaic Solar Loan Trust 1 .920 06/20/52 3,272,622
Series - 2021 3A (Class B)
3,614,204 (d) Mosaic Solar Loan Trust 6 .100 06/20/53 3,576,230
Series - 2022 3A (Class A)
1,474,273 (d) Mosaic Solar Loans LLC 3 .820 06/22/43 1,377,348
Series - 2017 2A (Class A)
2,818,263 (d) Mosaic Solar Loans LLC 1 .640 04/22/47 2,275,162
Series - 2021 2A (Class A)
290,000 (c),(d) MSCG Trust 3 .462 06/07/35 262,921
Series - 2015 ALDR (Class D)
700,000 (d) Progress Residential Trust 2 .711 11/17/40 629,771
Series - 2021 SFR9 (Class D)
2,835,826 PSNH Funding LLC 3 .506 08/01/28 2,808,778
Series - 2018 1 (Class A2)
590,297 (d) Renew 3 .670 09/20/52 537,097
Series - 2017 1A (Class A)
1,539,419 (d) Renew 3 .950 09/20/53 1,392,446
Series - 2018 1 (Class A)
3,227,901 (d) Renew 2 .060 11/20/56 2,554,770
Series - 2021 1 (Class A)
7,824,629 SCE Recovery Funding LLC 0 .861 11/15/31 6,835,086
Series - 2021 A-1 (Class A)
26,525 (d) SolarCity LMC 4 .800 11/20/38 26,311
Series - 2013 1 (Class A)
161,191 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5 .353 09/25/34 153,084
Series - 2004 8 (Class M1)
6,041,246 (d) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,121,921
Series - 2021 C (Class A)
3,422,279 (d) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 2,986,784
Series - 2022 A (Class A)
2,404,386 (d) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 2,324,587
Series - 2023 A (Class A)
2,229,136 (d) Sunnova Helios XII Issuer LLC 5 .600 08/22/50 2,099,589
Series - 2023 B (Class B)
3,935,359 (d) Sunnova Hestia I Issuer LLC 5 .750 12/20/50 3,982,444
Series - 2023 GRID1 (Class 1A)
4,781,684 (d) Sunrun Athena Issuer LLC 5 .310 04/30/49 4,498,893
Series - 2018 1 (Class A)
6,099,713 (d) Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,671,622
Series - 2019 2 (Class A)
11,101,797 (d) Sunrun Callisto Issuer LLC 3 .980 06/30/54 10,411,345
Series - 2019 1A (Class A)

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,129,775 (d) Sunrun Callisto Issuer LLC 2 .270% 01/30/57 $ 4,303,199
Series - 2021 2A (Class A)
4,971,582 (d) Sunrun Julius Issuer LLC 6 .600 01/30/59 4,927,500
Series - 2023 2A (Class A1)
6,593,051 (d) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,173,291
Series - 2022 1A (Class A)
8,371,252 (d) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 6,896,050
Series - 2021 1A (Class A)
4,586,270 (d) Tesla Auto Lease Trust 5 .890 06/22/26 4,602,372
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust 6 .130 09/21/26 9,486,492
Series - 2023 B (Class A3)
2,240,000 (d) Tesla Auto Lease Trust 4 .790 01/20/27 2,242,988
Series - 2024 B (Class A2A)
2,385,000 (d) Tesla Auto Lease Trust 6 .220 03/22/27 2,415,329
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust 5 .300 06/21/27 5,421,467
Series - 2024 A (Class A3)
10,265,000 (d) Tesla Auto Lease Trust 4 .820 10/20/27 10,295,080
Series - 2024 B (Class A3)
10,012,000 (d) Tesla Auto Lease Trust 4 .880 06/20/28 10,016,250
Series - 2024 B (Class A4)
5,237,787 (d) Tesla Electric Vehicle Trust 5 .540 12/21/26 5,257,937
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust 5 .380 06/20/28 4,694,579
Series - 2023 1 (Class A3)
8,614,207 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 8,493,228
Series - 2021 B (Class A4)
4,859,012 (d) Vivint Colar Financing V LLC 4 .730 04/30/48 4,538,532
Series - 2018 1A (Class A)
5,226,655 (d) Vivint Colar Financing V LLC 7 .370 04/30/48 4,863,299
Series - 2018 1A (Class B)
4,111,341 (d) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,634,255
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 280,467,724
OTHER MORTGAGE BACKED - 8.0%
1,085,000 (c),(d) 20 Times Square Trust 3 .100 05/15/35 966,698
Series - 2018 20TS (Class B)
8,000,000 (d) 225 Liberty Street Trust 3 .597 02/10/36 7,591,538
Series - 2016 225L (Class A)
9,964 (c),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 8,986
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%) 6 .762 04/15/34 2,913,624
Series - 2021 ACEN (Class C)
900,000 (c),(d) BAMLL Commercial Mortgage Securities Trust 3 .596 04/14/33 887,734
Series - 2015 200P (Class D)
4,000,000 (d) BANK 2 .500 10/17/52 2,770,596
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3 .517 10/17/52 5,367,402
Series - 2019 BN21 (Class C)
2,500,000 (c) BANK 2 .918 12/15/53 1,638,335
Series - 2020 BN30 (Class MCDE)
8,000,000 (c) BANK 3 .455 11/15/62 6,852,511
Series - 2019 BN22 (Class C)
216,244 Bank of America Merrill Lynch Commercial Mortgage Trust 3 .019 07/15/49 214,056
Series - 2016 UB10 (Class ASB)
3,000,000 (c),(d) BBCMS Mortgage Trust 3 .688 02/15/53 2,399,893
Series - 2020 C6 (Class F5TA)
2,800,000 (d) BBCMS Trust 4 .197 08/10/35 2,680,121
Series - 2015 SRCH (Class A2)
1,250,000 (d) BBCMS Trust 4 .798 08/10/35 1,139,679
Series - 2015 SRCH (Class C)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,316,000 (c),(d) BBCMS Trust 4 .957% 08/10/35 $ 1,182,445
Series - 2015 SRCH (Class D)
5,500,000 (c),(d) Benchmark Mortgage Trust 3 .899 03/15/62 3,934,761
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A 3 .776 02/17/55 4,414,602
Series - 2022 C1 (Class 360A)
3,500,000 (c),(d) BMO 360C 3 .939 02/17/55 2,638,291
Series - 2022 C1 (Class 360C)
6,965,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%) 5 .709 10/15/38 6,953,853
Series - 2021 XL2 (Class C)
4,250,000 (c),(d) BX TRUST, (TSFR1M + 1.490%) 5 .887 01/17/39 4,224,487
Series - 2022 AHP (Class AS)
12,000,000 (c),(d) BX TRUST, (TSFR1M + 1.840%) 6 .237 01/17/39 11,885,785
Series - 2022 AHP (Class B)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust 5 .636 06/25/34 2,561,980
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3 .879 11/10/49 1,680,009
Series - 2016 CD2 (Class B)
14,427,500 (d) Century Plaza Towers 2 .865 11/13/39 12,663,061
Series - 2019 CPT (Class A)
1,000,000 (c),(d) Century Plaza Towers 2 .997 11/13/39 864,592
Series - 2019 CPT (Class B)
2,500,000 (c),(d) Century Plaza Towers 2 .997 11/13/39 2,084,753
Series - 2019 CPT (Class C)
1,750,000 (c),(d) Century Plaza Towers 2 .997 11/13/39 1,358,434
Series - 2019 CPT (Class E)
5,000,000 (c) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,906,021
Series - 2015 GC29 (Class B)
2,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 1,775,425
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,358,097
Series - 2019 GC41 (Class AS)
3,315,000 (d) COMM Mortgage Trust 4 .353 08/10/30 3,205,707
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust 3 .376 01/10/39 3,891,134
Series - 2022 HC (Class C)
3,500,000 (c),(d) COMM Mortgage Trust 4 .070 03/10/48 2,655,118
Series - 2015 CR22 (Class D)
2,000,000 (c) COMM Mortgage Trust 4 .332 05/10/48 1,622,953
Series - 2015 CR23 (Class D)
360,000 (c) COMM Mortgage Trust 3 .463 08/10/48 320,501
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 896,430
Series - 2019 GC44 (Class AM)
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 3,499,027
Series - 2022 HC (Class D)
21,084,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8 .069 03/25/42 22,158,269
Series - 2022 R03 (Class 1M2)
4,435,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 7 .569 04/25/42 4,599,601
Series - 2022 R05 (Class 2M2)
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 8 .419 05/25/42 14,614,802
Series - 2022 R06 (Class 1M2)
4,586,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .169 07/25/42 4,841,553
Series - 2022 R08 (Class 1M2)
7,535,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 9 .310 09/25/42 8,182,691
Series - 2022 R09 (Class 2M2)
430,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 11 .310 09/25/42 479,950
Series - 2022 R09 (Class 2B1)
20,485,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 8 .310 12/25/42 21,886,694
Series - 2023 R01 (Class 1M2)
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 3,142,034
Series - 2017 C8 (Class 85BB)

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,600,000 (c),(d) CSMC 3 .388% 10/25/59 $ 1,490,680
Series - 2019 NQM1 (Class M1)
2,503,724 (c),(d) CSMC 2 .405 10/25/66 2,169,067
Series - 2021 NQM8 (Class A3)
5,000,000 (c),(d) CSMC Trust 3 .728 11/10/32 3,387,750
Series - 2017 CALI (Class B)
102,725,000 (c),(d) DOLP Trust 0 .665 05/10/41 3,257,610
Series - 2021 NYC (Class X)
3,065,000 (c),(d) EFMT 6 .798 02/25/68 3,068,313
Series - 2023 1 (Class M1)
12,485,467 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%) 5 .832 11/15/38 12,478,116
Series - 2021 ELP (Class C)
3,995,350 (c),(d) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%) 6 .631 11/15/38 3,999,210
Series - 2021 ELP (Class E)
236,967 (c),(d) Flagstar Mortgage Trust 3 .972 10/25/47 211,008
Series - 2017 2 (Class B3)
2,078,587 (c),(d) Flagstar Mortgage Trust 3 .995 04/25/48 1,814,721
Series - 2018 2 (Class B4)
7,839 (c),(d) Flagstar Mortgage Trust 4 .000 09/25/48 7,260
Series - 2018 5 (Class A11)
816,089 (c),(d) Flagstar Mortgage Trust 4 .001 12/25/49 702,164
Series - 2019 2 (Class B4)
1,134,331 (c),(d) Flagstar Mortgage Trust 2 .500 04/25/51 901,844
Series - 2021 2 (Class A4)
3,534,853 (c),(d) Flagstar Mortgage Trust 2 .500 06/01/51 2,810,366
Series - 2021 4 (Class A21)
1,894,299 (c),(d) Flagstar Mortgage Trust 2 .967 11/25/51 1,469,459
Series - 2021 12 (Class B3)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,548,435
Series - 2021 P009 (Class A2)
1,582,951 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 1,423,566
Series - 2021 P011 (Class A1)
7,324,000 (c) Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,309,062
Series - 2022 P013 (Class A2)
13,750,000 (c) Freddie Mac Multiclass Certificates Series 4 .606 09/25/33 13,254,649
Series - 2024 P016 (Class A2)
8,043,454 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 6,271,495
Series - 2021 21-ML08 (Class ML08)
38,522,067 (c),(d) Freddie Mac Multifamily ML Certificates 1 .771 11/25/37 4,245,902
Series - 2021 ML08 (Class XCA)
8,900,490 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,037,558
Series - 2021 ML12 (Class AUS)
3,339,936 Freddie Mac Multifamily Structured Pass Through Certificates 3 .871 07/25/33 3,103,743
Series - 2015 Q002 (Class A2)
3,659,840 Freddie Mac Multifamily Structured Pass Through Certificates 1 .555 01/25/36 2,917,283
Series - 2020 Q014 (Class A1)
9,678,478 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 8,309,693
Series - 2022 M068 (Class A)
1,700,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,580,060
Series - 2022 M069 (Class A)
5,875,000 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,569,613
Series - 2020 M061 (Class A)
11,875,000 (d) Frontier Issuer LLC 6 .600 08/20/53 12,086,160
Series - 2023 1 (Class A2)
93,000 (c) GS Mortgage Securities Trust 3 .950 11/10/49 78,711
Series - 2016 GS4 (Class C)
20,795 (c),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 19,255
Series - 2019 PJ2 (Class A1)
54,409 (c),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 50,380
Series - 2019 PJ2 (Class A4)
373,627 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 313,292
Series - 2020 PJ4 (Class A4)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 17,599,731 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .251% 03/27/51 $ 211,266
Series - 2020 PJ5 (Class AX1)
593,688 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 497,836
Series - 2020 PJ5 (Class A4)
1,454,652 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,161,014
Series - 2020 PJ6 (Class A4)
4,367,571 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,472,413
Series - 2021 PJ5 (Class A4)
4,378,853 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,630,518
Series - 2022 PJ2 (Class A36)
1,858,852 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,541,179
Series - 2022 PJ4 (Class A36)
457,785 (c),(d) GS Mortgage-Backed Securities Trust 3 .612 05/25/50 391,100
Series - 2020 PJ1 (Class B2)
8,476,819 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,739,449
Series - 2021 PJ7 (Class A4)
3,885,723 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,089,323
Series - 2021 PJ8 (Class A4)
1,897,049 (c),(d) GS Mortgage-Backed Securities Trust 2 .721 01/25/52 1,471,714
Series - 2021 PJ7 (Class B2)
4,126,413 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,421,220
Series - 2022 PJ5 (Class A36)
2,652,206 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,198,951
Series - 2022 PJ6 (Class A24)
4,421,218 (c),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 3,788,235
Series - 2023 PJ1 (Class A24)
2,000,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 1,925,033
Series - 2016 10HY (Class A)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,400,278
Series - 2016 10HY (Class B)
5,750,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 5,483,697
Series - 2016 10HY (Class C)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,330,237
Series - 2016 10HY (Class E)
10,250,000 (c),(d) Hudson Yards Mortgage Trust 3 .443 07/10/39 9,074,341
Series - 2019 30HY (Class D)
1,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 1,268,755
Series - 2019 55HY (Class D)
5,545,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 4,940,304
Series - 2019 55HY (Class A)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 4,020,012
Series - 2019 55HY (Class E)
440,000 (c),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 392,267
Series - 2020 NQM1 (Class M1)
2,135,000 (c),(d) Imperial Fund Mortgage Trust 7 .100 10/25/67 2,139,626
Series - 2022 NQM6 (Class M1)
3,500,000 (d) Jackson Park Trust 2 .766 10/14/39 3,109,820
Series - 2019 LIC (Class A)
205,347 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp 3 .983 01/15/46 193,847
Series - 2013 C13 (Class D)
5,300,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6 .132 10/15/33 5,249,932
Series - 2020 609M (Class A)
749,869 (c),(d) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6 .147 12/25/44 728,018
Series - 2015 1 (Class B1)
10,385 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 9,429
Series - 2015 3 (Class A19)
178,091 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 159,936
Series - 2015 6 (Class A13)
745,856 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 651,610
Series - 2018 3 (Class A13)
1,087,362 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 951,764
Series - 2018 5 (Class A13)

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 646,061 (c),(d) JP Morgan Mortgage Trust 5 .214% 10/26/48 $ 650,591
Series - 2017 5 (Class A2)
853,267 (c),(d) JP Morgan Mortgage Trust 3 .872 11/25/48 727,288
Series - 2017 4 (Class B5)
68,350 (c),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 62,546
Series - 2018 9 (Class A13)
76,497 (c),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 70,263
Series - 2019 1 (Class A15)
812,958 (c),(d) JP Morgan Mortgage Trust 3 .817 06/25/50 706,982
Series - 2020 1 (Class B2)
15,097,789 (c),(d) JP Morgan Mortgage Trust 0 .137 07/25/51 108,173
Series - 2021 3 (Class AX1)
10,599,856 (c),(d) JP Morgan Mortgage Trust 0 .131 08/25/51 72,575
Series - 2021 4 (Class AX1)
2,175,388 (c),(d) JP Morgan Mortgage Trust 2 .881 08/25/51 1,683,125
Series - 2021 4 (Class B2)
20,474,247 (c),(d) JP Morgan Mortgage Trust 0 .134 10/25/51 148,457
Series - 2021 6 (Class AX1)
2,656,680 (c),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 2,117,086
Series - 2021 6 (Class A15)
949,731 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 755,079
Series - 2021 10 (Class A15)
888,612 (c),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 706,486
Series - 2021 12 (Class A15)
2,834,446 (c),(d) JP Morgan Mortgage Trust 3 .138 04/25/52 2,193,012
Series - 2021 13 (Class B4)
1,490,703 (c),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 1,185,175
Series - 2021 14 (Class A15)
1,787,532 (c),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 1,468,104
Series - 2021 LTV2 (Class A3)
1,792,738 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 1,476,878
Series - 2022 2 (Class A25)
4,990,573 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 4,288,531
Series - 2022 LTV2 (Class A6)
2,640,459 (c),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 2,189,212
Series - 2022 7 (Class 1A17)
1,120,449 (c),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 991,893
Series - 2022 7 (Class 2A6A)
15,182,647 (c),(d) JP Morgan Mortgage Trust Series 3 .000 05/25/54 12,587,974
Series - 2024 3 (Class A9)
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 2,273,770
Series - 2014 C23 (Class C)
443,958 (d) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 422,311
Series - 2013 GCP (Class A1)
2,350,000 (c),(d) Manhattan West Mortgage Trust 2 .335 09/10/39 2,113,172
Series - 2020 1MW (Class D)
2,250,000 (c),(d) MFT Mortgage Trust 3 .283 08/10/40 1,458,708
Series - 2020 B6 (Class B)
103,265 (c) Morgan Stanley Capital I Trust 6 .079 12/12/49 36,917
Series - 2007 IQ16 (Class AJFX)
949,592 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 832,333
Series - 2021 4 (Class A4)
5,220,275 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 4 .000 02/25/53 4,666,897
Series - 2023 1 (Class A7)
1,500,000 (c),(d) MSDB Trust 3 .316 07/11/39 1,380,935
Series - 2017 712F (Class A)
2,930,552 (c),(d) Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 2,766,498
Series - 2018 285M (Class A)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 6 .677 07/15/36 3,385,087
Series - 2019 MILE (Class C)
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 8 .727 07/15/36 2,601,294
Series - 2019 MILE (Class F)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 26,451 (c) New York Mortgage Trust, (TSFR1M + 0.594%) 4 .933% 02/25/36 $ 26,145
Series - 2005 3 (Class A1)
4,236,256 (c),(d) OBX Trust 2 .500 07/25/51 3,368,012
Series - 2021 J2 (Class A19)
5,165,400 (c),(d) OBX Trust 3 .500 08/25/52 4,509,670
Series - 2022 J2 (Class A1)
1,200,230 (c),(d) Oceanview Mortgage Trust 2 .500 05/25/51 954,236
Series - 2021 1 (Class A19)
1,286,177 (c),(d) Oceanview Mortgage Trust 4 .500 11/25/52 1,188,394
Series - 2022 1 (Class A1)
16,035,000 (d) One Bryant Park Trust 2 .516 09/15/54 14,021,902
Series - 2019 OBP (Class A)
2,008,731 (d) One Market Plaza Trust 3 .614 02/10/32 1,879,249
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust 3 .845 02/10/32 901,472
Series - 2017 1MKT (Class B)
1,839,503 (c),(d) RCKT Mortgage Trust 2 .500 06/25/51 1,462,487
Series - 2021 2 (Class A21)
1,945,819 (c),(d) RCKT Mortgage Trust 2 .777 07/25/51 1,475,976
Series - 2021 3 (Class B4)
4,099,050 (c),(d) RCKT Mortgage Trust 2 .500 09/25/51 3,261,383
Series - 2021 4 (Class A21)
4,821,652 (c),(d) RCKT Mortgage Trust 2 .919 11/25/51 3,686,366
Series - 2021 5 (Class B4)
4,028,270 (c),(d) RCKT Mortgage Trust 3 .500 06/25/52 3,461,598
Series - 2022 4 (Class A22)
155,381 (c),(d) Sequoia Mortgage Trust 3 .500 05/25/45 139,468
Series - 2015 2 (Class A1)
43,045 (c),(d) Sequoia Mortgage Trust 3 .500 06/25/46 38,561
Series - 2016 1 (Class A19)
191,278 (c),(d) Sequoia Mortgage Trust 3 .722 09/25/47 176,773
Series - 2017 6 (Class B1)
11,117 (c),(d) Sequoia Mortgage Trust 3 .500 03/25/48 9,841
Series - 2018 3 (Class A1)
13,710 (c),(d) Sequoia Mortgage Trust 4 .000 09/25/48 12,707
Series - 2018 7 (Class A19)
1,602,991 (c),(d) Sequoia Mortgage Trust 3 .000 04/25/50 1,339,187
Series - 2020 3 (Class A19)
2,675,597 (c),(d) Sequoia Mortgage Trust 5 .000 01/25/53 2,523,752
Series - 2023 1 (Class A19)
12,900,000 (d) SLG Office Trust 2 .585 07/15/41 10,850,665
Series - 2021 OVA (Class A)
1,125,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%) 5 .769 11/15/36 1,118,116
Series - 2021 LIH (Class AS)
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%) 6 .168 11/15/36 1,985,763
Series - 2021 LIH (Class B)
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%) 6 .467 11/15/36 2,028,169
Series - 2021 LIH (Class C)
4,000,000 (d) SUMIT Mortgage Trust 2 .789 02/12/41 3,418,166
Series - 2022 BVUE (Class A)
2,717,945 (c),(d) Verus Securitization Trust 2 .240 10/25/66 2,300,052
Series - 2021 7 (Class A3)
3,000,000 (c),(d) VNDO Trust 3 .903 01/10/35 2,884,273
Series - 2016 350P (Class B)
1,095,000 (c),(d) WB Commercial Mortgage Trust 5 .937 03/15/40 1,099,665
Series - 2024 HQ (Class A)
7,150,000 (d) Wells Fargo Commercial Mortgage Trust 6 .011 06/10/37 7,305,624
Series - 2024 SVEN (Class A)
161,991 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 160,184
Series - 2016 BNK1 (Class ASB)
112,078 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 111,349
Series - 2016 C33 (Class ASB)

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 77,817 (c),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000% 04/25/49 $ 72,622
Series - 2019 2 (Class A17)
618,934 (c),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 515,524
Series - 2020 4 (Class A17)
5,229,082 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,157,353
Series - 2021 2 (Class A17)
1,335,387 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,061,692
Series - 2022 2 (Class A18)
118,754 (c),(d) WinWater Mortgage Loan Trust 3 .928 06/20/44 97,607
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 531,175,137
TOTAL STRUCTURED ASSETS
(Cost $891,362,298) 811,642,861
TOTAL LONG-TERM INVESTMENTS
(Cost $6,987,388,031) 6,570,526,080
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
18,968,732 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (i) 18,968,732
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,968,732) 18,968,732
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.5%
3,646,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/25 3,645,147
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/25 9,991,814
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/31/25 3,985,499
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 4,953,333
10,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 9,990,645
TOTAL GOVERNMENT AGENCY DEBT 32,566,438
REPURCHASE AGREEMENT - 0.2%
16,945,000 (j) Fixed Income Clearing Corporation 4 .460 01/02/25 16,945,000
TOTAL REPURCHASE AGREEMENT 16,945,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,972,655
TOTAL TREASURY DEBT 4,972,655
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,485,551) 54,484,093
TOTAL INVESTMENTS - 99.4%
(Cost $7,060,842,314) 6,643,978,905
OTHER ASSETS & LIABILITIES, NET - 0.6% 40,440,651
NET ASSETS - 100.0% $ 6,684,419,556
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,602,559,985 or 24.1% of Total
Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,074,252.
(f) Perpetual security. Maturity date is not applicable.
(g) All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $16,949,199 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 10/15/26, valued at $17,284,045.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 7,357,360 EUR 6,707,882 Bank of America, N.A. 01/13/25 $ 405,324
$ 4,766,549 EUR 4,400,000 Morgan Stanley Capital Services 01/13/25 206,396
Total  $ 611,720
Total unrealized appreciation on forward foreign currency contracts  $ 611,720
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $41,130,868 $45 $41,130,913
Corporate bonds — 1,722,166,584 — 1,722,166,584
Government bonds — 3,966,380,538 733 3,966,381,271
Preferred stocks 29,204,451 — — 29,204,451
Structured assets — 810,291,511 1,351,350 811,642,861
Investments purchased with collateral from securities lending 18,968,732 — — 18,968,732
Short-Term Investments
:
Government agency debt — 32,566,438 — 32,566,438
Repurchase agreement — 16,945,000 — 16,945,000
Treasury debt — 4,972,655 — 4,972,655
Investments in Derivatives
:
Forward foreign currency contracts* — 611,720 — 611,720
Total $48,173,183 $6,595,065,314 $1,352,128 $6,644,590,625
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2024
Core Plus Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
BANK LOAN OBLIGATIONS - 4.5%
CAPITAL GOODS - 0.4%
$ 84,615 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (TSFR1M - 0.000%) 0 .000% 11/22/31 $ 84,774
1,015,385 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 3.000%) 7 .396 11/22/31 1,017,294
2,254,407 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .959 08/27/28 2,268,091
483,784 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .707 11/03/28 487,263
967,500 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .221 05/17/28 873,691
1,000,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .838 11/03/31 1,006,880
1,077,300 (a) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .607 09/19/31 1,086,559
333,992 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .857 04/14/31 334,219
356,093 (a) Resideo Funding, Inc, (TSFR1M + 2.000%) 6 .586 02/14/28 357,541
995,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .785 02/15/29 1,004,642
2,493,750 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .829 01/19/32 2,501,867
1,628,402 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.750%) 7 .076 02/28/31 1,633,027
1,994,975 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 2,003,384
1,420,310 (a) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .620 01/24/31 1,424,301
TOTAL CAPITAL GOODS 16,083,533
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
285,833 (a) AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%) 6 .971 02/04/28 287,302
645,055 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .107 01/31/31 645,359
259,880 (a) CHG Healthcare Services Inc., Term Loan, (TSFR1M + TSFR3M + 3.500%) 8 .124 09/29/28 261,143
1,584,570 (a) Corporation Service Company, Term Loan B, (TSFR1M + 2.500%) 6 .857 11/02/29 1,594,727
539,698 (a) Covanta Holding Corporation, Term Loan B, (TSFR1M + TSFR6M + 2.500%) 7 .222 11/30/28 541,271
41,463 (a) Covanta Holding Corporation, Term Loan C, (TSFR6M + 2.500%) 7 .588 11/30/28 41,584
961,349 (a) EAB Global, Inc., Term Loan, (TSFR1M + 3.250%) 7 .607 08/16/28 966,276
2,000,000 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .607 10/31/31 2,023,750
1,818,380 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .524 10/13/30 1,824,817
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,186,229
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,407,000 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/16/31 2,432,960
1,677,936 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 1,690,998
1,435,115 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .471 12/17/28 1,436,908
3,506,387 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .357 04/23/31 3,528,302
1,343,467 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .207 02/11/28 1,340,666
3,911,501 (a) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .607 01/30/31 3,932,388
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,362,222
CONSUMER DURABLES & APPAREL - 0.1%
2,487,310 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 8 .053 07/31/28 2,492,508
244,375 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6 .579 02/19/29 245,965
283,636 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .221 05/18/28 285,528
852,513 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .721 10/30/27 851,179
TOTAL CONSUMER DURABLES & APPAREL 3,875,180
CONSUMER SERVICES - 0.3%
2,468,491 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 2,459,753
393,949 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .107 08/17/28 397,028
2,854,688 (a),(b) Caesars Entertainment Inc., Term Loan B, (TBD) TBD TBD 2,860,625
1,884,686 (a) Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .107 10/18/28 1,900,593
1,806,985 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .857 01/27/29 1,815,930
2,158,688 (a) Flutter Financing BV, (TSFR3M + 2.250%) 6 .604 11/29/30 2,156,669
472,844 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 7 .190 12/15/27 473,896
717,795 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .240 03/15/28 720,358
497,881 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 6 .632 04/15/29 500,550
1,847,119 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .829 11/30/29 1,830,569
303,514 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .857 05/03/29 305,127
468,637 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .706 03/04/28 396,769
TOTAL CONSUMER SERVICES 15,817,867
ENERGY - 0.0%
1,243,758 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%) 7 .857 03/22/29 1,256,201

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 734,865 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 3.000%) 7 .512% 10/05/28 $ 740,318
TOTAL ENERGY 1,996,519
FINANCIAL SERVICES - 0.2%
4,807,950 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .829 01/31/31 4,843,024
2,810,730 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 2,810,210
TOTAL FINANCIAL SERVICES 7,653,234
FOOD, BEVERAGE & TOBACCO - 0.1%
592,709 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8 .090 11/24/27 581,501
1,167,060 (a) Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%) 8 .607 12/23/30 1,180,190
56,424 (a) City Brewing Company, LLC, First Lien Second Out PIK TL, (TSFR3M + 5.000%) 9 .909 04/14/28 22,194
48,008 (a) City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%) 10 .906 04/05/28 36,486
125,626 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%) 8 .418 04/05/28 89,509
574,501 (a) Froneri International Ltd., Term Loan, (TSFR1M + 2.000%) 6 .357 09/30/31 575,733
1,799,924 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 1,816,357
182,555 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.750%) 7 .107 01/20/28 183,334
TOTAL FOOD, BEVERAGE & TOBACCO 4,485,304
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
4,133,931 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .689 05/10/27 4,154,787
651,700 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%) 8 .079 04/12/29 656,793
449,935 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 5.500%) 9 .856 10/31/28 452,045
2,939,547 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .979 01/08/29 2,956,390
5,484,133 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .607 10/23/28 5,509,689
1,857,625 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .597 02/28/28 1,875,328
3,288,468 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 3.000%) 7 .357 11/15/28 3,315,187
4,487,500 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .857 02/21/31 4,509,107
710,762 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .531 11/18/31 714,018
2,438,312 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .089 12/19/30 2,460,232
2,500,000 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 7 .607 11/26/31 2,511,975
TOTAL HEALTH CARE EQUIPMENT & SERVICES 29,115,551
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
457,354 (a) Energizer Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .356 12/22/27 459,142
2,934,014 (a) Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%) 8 .584 07/08/31 2,778,145
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,237,287
INSURANCE - 0.6%
209,559 (a) Acrisure, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .357 11/06/30 210,165
3,990,000 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7 .106 09/19/31 4,005,202
425,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .721 01/31/28 416,349
598,059 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .721 12/23/26 598,338
4,947,991 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .357 06/13/31 4,970,702
3,816,590 (a) HUB International Limited, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .367 06/20/30 3,844,527
1,207,850 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .607 09/15/31 1,213,889
4,987,500 (a),(b) Sedgwick Claims Management Services, Inc., Term Loan B, (TBD) TBD TBD 5,023,734
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .079 05/06/31 923,519
1,960,250 (a) USI, Inc., Term Loan (2029), (TSFR3M + 2.250%) 6 .331 11/23/29 1,959,524
3,975,050 (a) USI, Inc., Term Loan (2030), (TSFR3M + 2.250%) 5 .831 09/27/30 3,974,057
TOTAL INSURANCE 27,140,006
MATERIALS - 0.3%
645,957 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .207 09/07/27 647,859
4,339,119 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7 .532 04/13/29 4,352,678
197,011 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 2.000%) 6 .357 02/15/30 198,613
949,674 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .707 04/02/29 957,984
3,240,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8 .607 10/07/31 3,276,450
852,334 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9 .723 02/12/26 782,016
1,871,595 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .721 03/03/28 1,872,587
291,490 (a) Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .857 09/30/31 292,711
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 4.000%) 4 .000 09/30/31 132,050
1,269,231 (a) USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .357 09/30/31 1,281,657
TOTAL MATERIALS 13,794,605
MEDIA & ENTERTAINMENT - 0.0%
476,051 (a) Altice Financing SA, First Lien Term Loan, (LIBOR 6 M + 2.750%) 7 .432 01/30/26 445,107
542,661 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .897 01/18/28 533,466

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 286,932 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847% 08/02/27 $ 288,394
450,000 (a) Match Group, Inc., Term Loan B, (TSFR1M + 1.750%) 6 .270 02/13/27 450,000
TOTAL MEDIA & ENTERTAINMENT 1,716,967
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
426,952 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .457 11/08/27 429,977
1,336,086 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 6 .403 08/02/27 1,336,032
5,757,498 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .607 05/05/28 5,779,089
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .620 05/19/31 2,539,299
207,816 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .357 04/05/29 208,803
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,293,200
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
330,059 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .357 01/31/30 331,709
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 331,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,500,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .516 09/12/31 3,516,958
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,516,958
SOFTWARE & SERVICES - 0.6%
144,823 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%) 5 .929 08/01/28 123,534
2,958,783 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.750%) 8 .335 07/30/31 2,986,862
3,980,025 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .303 04/30/31 4,007,408
2,231,437 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .107 05/30/31 2,250,147
2,500,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .554 11/05/31 2,444,538
3,114,993 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 09/12/29 3,108,935
826,625 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .607 10/27/28 831,791
2,994,938 (a),(b) Mitchell International, Inc., First Lien Term Loan, (TBD) TBD TBD 3,000,268
2,704,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .107 01/31/30 2,708,084
65,216 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .847 05/15/28 67,689
332,259 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .347 05/15/28 193,680
459,563 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 7 .590 04/24/28 459,328
1,171,634 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .357 10/29/29 1,181,007
1,500,000 (a) Synechron Inc, Term Loan B, (TSFR1M + 3.750%) 8 .107 10/03/31 1,513,125
1,614,163 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .617 02/10/31 1,627,569
392,017 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .835 04/10/27 291,122
2,487,500 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .107 09/28/29 2,494,428
TOTAL SOFTWARE & SERVICES 29,289,515
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,528,139 (a) CommScope, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .721 04/06/26 2,499,697
3,994,987 (a),(b) Delta TopCo, Inc., Term Loan, (TBD) TBD TBD 4,031,202
167,479 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .077 09/22/31 168,630
378,724 (a) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 8 .953 11/30/25 11,362
247,119 (a) MLN US HoldCo LLC, Second Out Term Loan, (TSFR3M + 6.700%) 11 .385 10/18/27 4,737
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,715,628
TELECOMMUNICATION SERVICES - 0.1%
923,506 (a) Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%) 8 .370 01/31/26 763,047
192,000 (a) Cablevision Lightpath LLC, Term Loan B, (TSFR1M + 3.250%) 7 .762 11/30/27 192,360
250,000 (a) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 7 .012 01/31/28 248,671
2,000,000 (a),(b) Zayo Group Holdings, Inc, (TBD) TBD TBD 1,877,580
TOTAL TELECOMMUNICATION SERVICES 3,081,658
TRANSPORTATION - 0.1%
1,776,075 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 1,786,625
525,000 (a) American Airlines, Inc., Term Loan, (TSFR3M + 4.750%) 9 .629 04/20/28 539,855
101,186 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .367 10/20/27 103,131
383,239 (a) XPO Logistics, Inc., Refinancing Term Loan, (TSFR1M + 2.000%) 6 .357 05/24/28 386,422
TOTAL TRANSPORTATION 2,816,033
UTILITIES - 0.1%
1,620,000 (a),(b) Cornerstone Generation LLC, (TBD) TBD TBD 1,636,200
2,502,018 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .023 05/17/30 2,516,442
TOTAL UTILITIES 4,152,642
TOTAL BANK LOAN OBLIGATIONS
(Cost $207,184,667) 207,661,847

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (c),(d) Cloud Peak Energy, Inc $ 15
TOTAL ENERGY 15
SOFTWARE & SERVICES - 0.0%
1,010 (d) Avaya, Inc 6,144
4,815 (d) Avaya, Inc 29,290
TOTAL SOFTWARE & SERVICES 35,434
TOTAL COMMON STOCKS
(Cost $66,870) 35,449
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 38 .7%
AUTOMOBILES & COMPONENTS - 1.2%
$ 4,500,000 (e) Adient Global Holdings Ltd 4 .875% 08/15/26 4,433,681
2,060,000 (e) Clarios Global LP 6 .750 05/15/28 2,097,675
575,000 Dana, Inc 5 .375 11/15/27 566,732
350,000 Dana, Inc 5 .625 06/15/28 345,254
325,000 Dana, Inc 4 .250 09/01/30 302,469
4,045,000 Ford Motor Credit Co LLC 6 .950 03/06/26 4,116,062
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,094,154
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,791,696
2,000,000 (e) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,005,000
1,563,000 General Motors Co 6 .125 10/01/25 1,575,032
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,980,371
800,000 General Motors Financial Co, Inc 6 .050 10/10/25 806,847
3,500,000 General Motors Financial Co, Inc 4 .900 10/06/29 3,447,635
2,825,000 (f) General Motors Financial Co, Inc 5 .850 04/06/30 2,885,254
900,000 (f) General Motors Financial Co, Inc 5 .750 02/08/31 911,851
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,711,331
3,750,000 General Motors Financial Co, Inc 5 .600 06/18/31 3,768,760
3,550,000 (f),(g) General Motors Financial Co, Inc 5 .700 N/A 3,450,007
2,000,000 (g) General Motors Financial Co, Inc 5 .750 N/A 1,917,017
5,000,000 (f) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,460,316
1,000,000 (e),(f) Nemak SAB de C.V. 3 .625 06/28/31 778,216
1,360,000 (e) Phinia, Inc 6 .625 10/15/32 1,352,638
2,025,000 (f) Toyota Motor Credit Corp 4 .550 08/08/29 2,000,229
750,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 747,886
3,665,000 (e) ZF North America Capital, Inc 6 .750 04/23/30 3,525,489
TOTAL AUTOMOBILES & COMPONENTS 57,071,602
BANKS - 7.9%
1,500,000 (e) Akbank T.A.S. 6 .800 06/22/31 1,487,458
1,500,000 (e) Akbank TAS 7 .498 01/20/30 1,515,450
4,000,000 (g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,353,692
700,000 (e),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 730,008
1,800,000 (e),(g) Banco del Estado de Chile 7 .950 N/A 1,848,889
2,000,000 (e),(f) Banco do Brasil S.A. 6 .000 03/18/31 1,950,455
3,000,000 (e) Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,953,843
2,000,000 (e),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 1,995,373
925,000 (e),(g) Banco Mercantil del Norte S.A. 7 .500 N/A 891,824
1,000,000 (e) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 918,228
3,025,000 (e) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 3,009,875
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,414,853
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,827,328
2,200,000 Banco Santander S.A. 6 .350 03/14/34 2,230,474
2,400,000 (g) Banco Santander S.A. 9 .625 N/A 2,766,319
3,800,000 (g) Banco Santander S.A. 4 .750 N/A 3,614,797
2,000,000 Bancolombia S.A. 8 .625 12/24/34 2,093,967
2,600,000 (e),(f) Bangkok Bank PCL 3 .466 09/23/36 2,220,771
4,000,000 (e) Bank Hapoalim BM 3 .255 01/21/32 3,762,280
3,000,000 (e) Bank Leumi Le-Israel BM 3 .275 01/29/31 2,887,500
22,795,000 Bank of America Corp 2 .592 04/29/31 20,081,619
11,000,000 Bank of America Corp 5 .288 04/25/34 10,907,584

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 3,250,000 Bank of America Corp 5 .468% 01/23/35 $ 3,253,555
5,700,000 Bank of America Corp 5 .518 10/25/35 5,573,007
5,700,000 Bank of America Corp 2 .676 06/19/41 3,957,111
2,850,000 (f),(g) Bank of America Corp 4 .375 N/A 2,744,100
8,400,000 (g) Bank of America Corp 6 .100 N/A 8,377,642
450,000 Barclays plc 2 .279 11/24/27 428,028
2,000,000 Barclays plc 4 .942 09/10/30 1,960,764
2,225,000 Barclays plc 3 .330 11/24/42 1,610,431
4,525,000 (f),(g) Barclays plc 9 .625 N/A 4,979,179
1,850,000 (e) BBVA Bancomer S.A. 5 .125 01/18/33 1,715,499
1,000,000 (e) BBVA Bancomer S.A. 8 .450 06/29/38 1,035,648
100,000 (e) BNP Paribas S.A. 4 .375 05/12/26 98,895
2,150,000 (e) BNP Paribas S.A. 1 .904 09/30/28 1,970,724
1,800,000 (e) BNP Paribas S.A. 2 .159 09/15/29 1,611,701
8,000,000 (e),(g) BNP Paribas S.A. 7 .750 N/A 8,178,200
3,575,000 CitiBank NA 5 .570 04/30/34 3,616,826
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,732,843
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,779,622
600,000 Citigroup, Inc 4 .125 07/25/28 583,345
6,025,000 Citigroup, Inc 4 .542 09/19/30 5,854,482
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,860,784
10,800,000 Citigroup, Inc 6 .270 11/17/33 11,324,895
5,000,000 (g) Citigroup, Inc 6 .250 N/A 5,002,400
2,600,000 (g) Citigroup, Inc 7 .625 N/A 2,708,768
2,500,000 (g) Citigroup, Inc 4 .000 N/A 2,434,059
1,750,000 (f),(g) Citigroup, Inc 7 .375 N/A 1,802,923
1,075,000 (e) Cooperatieve Rabobank UA 1 .339 06/24/26 1,056,612
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,850,312
4,600,000 (e),(f),(g) Credit Agricole S.A. 6 .700 N/A 4,413,821
5,000,000 (e),(g) Credit Agricole S.A. 8 .125 N/A 5,100,750
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,485,981
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,162,354
1,500,000 Deutsche Bank AG. 6 .819 11/20/29 1,569,639
2,025,000 Deutsche Bank AG. 4 .999 09/11/30 1,979,385
1,550,000 (e) Ecobank Transnational, Inc 10 .125 10/15/29 1,622,075
2,500,000 (e) Grupo Aval Ltd 4 .375 02/04/30 2,201,852
635,000 (e),(g) Hana Bank 3 .500 N/A 611,771
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,305,555
2,250,000 HSBC Holdings plc 2 .013 09/22/28 2,074,465
3,750,000 HSBC Holdings plc 7 .390 11/03/28 3,974,465
1,700,000 HSBC Holdings plc 2 .206 08/17/29 1,526,941
2,200,000 HSBC Holdings plc 3 .973 05/22/30 2,076,831
4,100,000 HSBC Holdings plc 5 .874 11/18/35 4,002,528
3,375,000 (g) HSBC Holdings plc 6 .875 N/A 3,359,584
2,700,000 (f),(g) HSBC Holdings plc 6 .950 N/A 2,704,291
4,800,000 (f),(g) HSBC Holdings plc 8 .000 N/A 5,035,488
4,000,000 (g) Huntington Bancshares, Inc 5 .625 N/A 3,903,786
UGX 6,000,000,000 (e) ICBC Standard Bank plc 14 .250 06/26/34 1,420,244
5,800,000 (g) ING Groep NV 6 .500 N/A 5,799,915
3,000,000 (e) Intercorp Financial Services, Inc 4 .125 10/19/27 2,857,771
660,000 JPMorgan Chase & Co 3 .900 07/15/25 657,644
350,000 JPMorgan Chase & Co 3 .200 06/15/26 343,376
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,249,349
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,390,961
725,000 JPMorgan Chase & Co 1 .953 02/04/32 600,932
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,247,037
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,136,161
8,650,000 JPMorgan Chase & Co 5 .766 04/22/35 8,848,175
2,000,000 JPMorgan Chase & Co 4 .946 10/22/35 1,927,045
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,857,888
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,068,126
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,034,961

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 5,625,000 (g) JPMorgan Chase & Co 6 .875 % N/A $ 5,873,841
5,250,000 (g) JPMorgan Chase & Co 3 .650 N/A 5,092,945
5,000,000 (g) Lloyds Banking Group plc 7 .500 N/A 5,039,335
4,175,000 (g) M&T Bank Corp 3 .500 N/A 3,962,429
3,000,000 (e) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,852,700
3,000,000 (g) NatWest Group plc 8 .125 N/A 3,195,081
3,000,000 (e) NBK SPC Ltd 1 .625 09/15/27 2,818,284
3,000,000 (e),(f),(g) NBK Tier  Financing Ltd 3 .625 N/A 2,855,067
5,225,000 (g) PNC Financial Services Group, Inc 3 .400 N/A 4,904,133
3,275,000 (f),(g) PNC Financial Services Group, Inc 6 .200 N/A 3,289,119
2,100,000 (e),(g) Societe Generale S.A. 9 .375 N/A 2,182,921
3,055,000 (g) Truist Financial Corp 6 .669 N/A 3,038,443
5,000,000 (g) Truist Financial Corp 4 .950 N/A 4,955,678
690,000 (e) Turkiye Garanti Bankasi AS. 8 .375 02/28/34 702,917
1,000,000 (e) Turkiye Vakiflar Bankasi TAO 8 .994 10/05/34 1,029,880
3,000,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 2,842,724
2,000,000 US Bancorp 4 .839 02/01/34 1,914,467
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,041,536
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,486,148
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,705,773
4,000,000 Wells Fargo & Co 5 .211 12/03/35 3,891,876
7,000,000 (g) Wells Fargo & Co 3 .900 N/A 6,801,342
1,500,000 (g) Wells Fargo & Co 5 .875 N/A 1,497,284
4,125,000 (f),(g) Wells Fargo & Co 7 .625 N/A 4,377,135
TOTAL BANKS 364,467,147
CAPITAL GOODS - 1.7%
3,000,000 (e) AerCap Global Aviation 6 .500 06/15/45 2,993,440
5,300,000 Air Lease Corp 3 .125 12/01/30 4,696,968
1,690,000 (e),(f) Airbus SE 3 .150 04/10/27 1,631,961
1,395,000 (e) Albion Financing 1 SARL 6 .125 10/15/26 1,395,284
600,000 (e) BAE Systems plc 1 .900 02/15/31 496,289
705,000 (e) Beacon Roofing Supply, Inc 6 .500 08/01/30 715,257
10,500,000 Boeing Co 2 .196 02/04/26 10,182,803
1,050,000 Boeing Co 3 .250 02/01/28 988,581
1,375,000 Boeing Co 5 .705 05/01/40 1,308,147
9,850,000 Boeing Co 5 .805 05/01/50 9,162,012
1,160,000 (e) Chart Industries, Inc 7 .500 01/01/30 1,206,026
600,000 (e) Dcli Bidco LLC 7 .750 11/15/29 613,433
400,000 (e) Esab Corp 6 .250 04/15/29 404,976
455,000 (e) Goat Holdco LLC 6 .750 02/01/32 450,555
3,075,000 (e) H&E Equipment Services, Inc 3 .875 12/15/28 2,810,356
665,000 (e) Herc Holdings, Inc 6 .625 06/15/29 673,425
4,100,000 Honeywell International, Inc 5 .250 03/01/54 3,839,575
2,000,000 (e) IHS Holding Ltd 7 .875 05/29/30 1,968,250
1,000,000 (e) IHS Holding Ltd 8 .250 11/29/31 986,950
4,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 4,891,234
75,000 Lockheed Martin Corp 1 .850 06/15/30 64,285
1,275,000 Lockheed Martin Corp 5 .200 02/15/64 1,182,559
595,000 (e) Masterbrand, Inc 7 .000 07/15/32 599,100
280,000 (e) MITER BRAND 6 .750 04/01/32 281,312
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,840,134
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,331,270
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 939,329
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,409,350
3,900,000 (e) Sisecam UK plc 8 .625 05/02/32 3,874,162
3,000,000 (e) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,978,365
2,200,000 (e) Standard Industries, Inc 5 .000 02/15/27 2,152,993
1,750,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 1,678,311
1,575,000 (e) TransDigm, Inc 6 .875 12/15/30 1,598,428
1,470,000 (e) TransDigm, Inc 6 .000 01/15/33 1,440,682
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 445,088
725,000 (e) WESCO Distribution, Inc 7 .250 06/15/28 737,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.7% (continued)
$ 1,595,000 (e) Windsor Holdings III LLC 8 .500% 06/15/30 $ 1,678,277
TOTAL CAPITAL GOODS 79,646,357
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,125,000 (e) ADT Corp 4 .875 07/15/32 1,950,299
800,000 (e) ASGN, Inc 4 .625 05/15/28 759,840
1,000,000 (e) Garda World Security Corp 4 .625 02/15/27 971,222
1,000,000 (e) GFL Environmental, Inc 3 .750 08/01/25 990,136
250,000 (e) GFL Environmental, Inc 5 .125 12/15/26 248,655
1,035,000 (e) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,085,052
2,750,000 (e) Prime Security Services Borrower LLC 5 .750 04/15/26 2,748,459
1,200,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 1,122,327
2,725,000 (e) Prime Security Services Borrower LLC 6 .250 01/15/28 2,710,023
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,515,213
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,288,209
75,000 Verisk Analytics, Inc 3 .625 05/15/50 52,341
2,575,000 Waste Management, Inc 4 .950 03/15/35 2,510,491
850,000 Waste Management, Inc 2 .500 11/15/50 494,058
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,446,325
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
2,670,000 (e) Asbury Automotive Group, Inc 4 .625 11/15/29 2,484,899
755,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 688,722
925,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 931,650
3,225,000 Home Depot, Inc 4 .950 06/25/34 3,181,430
635,000 Kohl's Corp 4 .625 05/01/31 508,068
800,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 747,002
790,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 819,518
2,175,000 (e) Lithia Motors, Inc 4 .625 12/15/27 2,104,435
3,300,000 Lowe's Cos, Inc 4 .250 04/01/52 2,575,437
2,500,000 (e),(f) Macy's Retail Holdings LLC 6 .125 03/15/32 2,346,972
1,900,000 (e) Magic Mergeco, Inc 5 .250 05/01/28 1,434,517
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 779,212
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,358,473
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,177,713
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,804,323
1,675,000 (e) Prosus NV 4 .987 01/19/52 1,303,939
335,000 (e) Veritiv Operating Co 10 .500 11/30/30 360,788
460,000 (e) Wand NewCo 3, Inc 7 .625 01/30/32 472,477
335,000 (e) Wayfair LLC 7 .250 10/31/29 334,833
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,414,408
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 982,911
1,175,000 (f) Newell Brands, Inc 6 .375 09/15/27 1,179,052
1,800,000 Tapestry, Inc 5 .100 03/11/30 1,780,167
TOTAL CONSUMER DURABLES & APPAREL 3,942,130
CONSUMER SERVICES - 0.5%
1,035,000 (e) 1011778 BC ULC 6 .125 06/15/29 1,038,802
1,455,000 (e),(f) Caesars Entertainment, Inc 6 .000 10/15/32 1,402,865
2,000,000 (e) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,962,905
3,285,000 (e) Churchill Downs, Inc 6 .750 05/01/31 3,320,531
1,960,000 (e) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,988,771
150,000 (e) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 149,966
2,990,000 (e) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 2,984,782
2,200,000 (e) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,911,089
400,000 (e) International Game Technology plc 4 .125 04/15/26 393,273
350,000 (e) Light & Wonder International, Inc 7 .500 09/01/31 360,368
425,000 (e),(f) Marriott Ownership Resorts, Inc 4 .500 06/15/29 396,718
200,000 (e) MGM China Holdings Ltd 7 .125 06/26/31 202,179
1,475,000 MGM Resorts International 6 .125 09/15/29 1,473,147
1,000,000 (e) NCL Corp Ltd 5 .875 03/15/26 998,643
1,665,000 Sands China Ltd 2 .550 03/08/27 1,551,247
1,200,000 Service Corp International 5 .750 10/15/32 1,163,980
1,980,000 (e) Six Flags Entertainment Corp 6 .625 05/01/32 2,006,760

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.5% (continued)
$ 450,000 (e) Wynn Macau Ltd 5 .625% 08/26/28 $ 433,386
1,100,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 1,080,735
TOTAL CONSUMER SERVICES 24,820,147
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,505,000 (e) Albertsons Cos, Inc 6 .500 02/15/28 3,551,118
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 2,011,240
1,525,000 Kroger Co 5 .000 09/15/34 1,476,977
2,200,000 Kroger Co 5 .500 09/15/54 2,072,122
1,380,000 (e) Performance Food Group, Inc 6 .125 09/15/32 1,379,937
675,000 SYSCO Corp 3 .300 07/15/26 661,037
450,000 SYSCO Corp 6 .000 01/17/34 471,699
2,250,000 SYSCO Corp 3 .150 12/14/51 1,449,903
2,000,000 Target Corp 4 .500 09/15/34 1,901,130
785,000 (e) US Foods, Inc 6 .875 09/15/28 803,232
490,000 (f) Walgreens Boots Alliance, Inc 8 .125 08/15/29 485,042
2,200,000 Walmart, Inc 1 .050 09/17/26 2,081,242
280,000 Walmart, Inc 2 .375 09/24/29 254,962
5,125,000 Walmart, Inc 1 .800 09/22/31 4,277,781
2,375,000 Walmart, Inc 2 .500 09/22/41 1,634,979
1,150,000 Walmart, Inc 4 .500 04/15/53 1,000,606
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,513,007
ENERGY - 3.9%
2,000,000 (e) Antero Midstream Partners LP 6 .625 02/01/32 2,014,566
1,419,000 (e) Archrock Partners LP 6 .875 04/01/27 1,426,337
375,000 (e) Archrock Partners LP 6 .250 04/01/28 373,001
1,580,000 (e) Archrock Partners LP 6 .625 09/01/32 1,578,034
4,100,000 BP Capital Markets America, Inc 5 .227 11/17/34 4,038,024
550,000 Cenovus Energy, Inc 2 .650 01/15/32 457,499
1,190,000 Cenovus Energy, Inc 5 .400 06/15/47 1,058,975
2,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 1,936,358
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,384,561
3,075,000 (e),(f) Cheniere Energy Partners LP 5 .750 08/15/34 3,095,415
1,440,000 (e) Civitas Resources, Inc 8 .375 07/01/28 1,495,539
640,000 (e) Civitas Resources, Inc 8 .625 11/01/30 670,237
1,750,000 (e) Civitas Resources, Inc 8 .750 07/01/31 1,824,434
76,198 (h) Cloud Peak Energy, Inc 12 .000 05/01/25 70,214
1,350,000 (e) CNX Resources Corp 7 .250 03/01/32 1,372,715
500,000 (e) Coronado Finance Pty Ltd 9 .250 10/01/29 507,060
1,500,000 (e) Cosan Ltd 5 .500 09/20/29 1,393,378
1,790,000 (e) DT Midstream, Inc 4 .125 06/15/29 1,671,642
1,490,000 (e) DT Midstream, Inc 4 .375 06/15/31 1,359,508
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,244,586
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,886,510
300,000 Ecopetrol S.A. 8 .875 01/13/33 305,689
2,000,000 (e) Empresa Nacional del Petroleo 3 .450 09/16/31 1,713,000
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,485,840
2,340,000 Enbridge, Inc 8 .500 01/15/84 2,598,928
500,000 (e) Energean Israel Finance Ltd 4 .875 03/30/26 488,900
897,000 (e) Energean Israel Finance Ltd 5 .375 03/30/28 830,846
1,450,000 (e) Energean Israel Finance Ltd 8 .500 09/30/33 1,423,175
950,000 Energy Transfer LP 4 .750 01/15/26 948,660
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,939,753
1,825,000 Energy Transfer LP 6 .550 12/01/33 1,942,758
1,100,000 Energy Transfer LP 5 .550 05/15/34 1,094,367
600,000 Energy Transfer LP 5 .400 10/01/47 539,056
2,100,000 Energy Transfer LP 6 .250 04/15/49 2,101,759
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,290,561
4,300,000 Energy Transfer LP 5 .950 05/15/54 4,157,014
4,200,000 (g) Energy Transfer LP 6 .500 N/A 4,201,730
575,000 Energy Transfer Operating LP 5 .500 06/01/27 582,384
525,000 (e) EnLink Midstream LLC 5 .625 01/15/28 530,266
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 822,323

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.9% (continued)
$ 2,105,000 Enterprise Products Operating LLC 4 .200% 01/31/50 $ 1,655,735
825,000 Enterprise Products Operating LLC 3 .200 02/15/52 535,844
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 805,276
800,000 (e) EQM Midstream Partners LP 6 .500 07/01/27 810,374
1,849,000 (e) EQM Midstream Partners LP 4 .500 01/15/29 1,760,140
695,000 (e) EQM Midstream Partners LP 6 .375 04/01/29 697,339
850,000 (e) EQT Corp 3 .125 05/15/26 827,147
2,322,870 (e) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,991,084
2,750,000 (e) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,238,764
490,000 Genesis Energy LP 8 .250 01/15/29 494,841
500,000 Genesis Energy LP 7 .875 05/15/32 489,667
450,000 (e) Hilcorp Energy I LP 5 .750 02/01/29 429,322
1,000,000 (e) Hilcorp Energy I LP 6 .000 04/15/30 939,800
450,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 416,159
3,000,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 3,062,378
775,000 (e) Hunt Oil Co of Peru LLC Sucursal Del Peru 8 .550 09/18/33 844,043
1,800,000 (e) Indika Energy Tbk PT 8 .750 05/07/29 1,851,908
1,500,000 (e) KazMunayGas National Co JSC 5 .375 04/24/30 1,458,750
2,000,000 (e) KazMunayGas National Co JSC 3 .500 04/14/33 1,655,674
2,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 2,046,018
1,070,000 (e) Kodiak Gas Services LLC 7 .250 02/15/29 1,091,450
1,050,000 (e) Kosmos Energy Ltd 7 .750 05/01/27 1,018,183
1,075,000 (e),(f) Kosmos Energy Ltd 8 .750 10/01/31 1,009,436
1,025,000 (e) Leviathan Bond Ltd 6 .125 06/30/25 1,017,313
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,122,618
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,444,097
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,357,542
400,000 (e) Matador Resources Co 6 .250 04/15/33 387,649
1,500,000 (e) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,578,699
485,000 (e) Midwest Connector Capital Co LLC 4 .625 04/01/29 475,661
2,625,000 MPLX LP 1 .750 03/01/26 2,534,387
2,275,000 MPLX LP 2 .650 08/15/30 1,990,689
1,050,000 MPLX LP 4 .700 04/15/48 860,362
325,000 Occidental Petroleum Corp 5 .500 12/01/25 325,906
800,000 Occidental Petroleum Corp 5 .550 03/15/26 802,808
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,177,554
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,019,130
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,294,755
2,000,000 (e) Parkland Corp 4 .500 10/01/29 1,854,977
1,260,000 (e) Parkland Corp 4 .625 05/01/30 1,156,561
1,210,000 (e) Permian Resources Operating LLC 7 .000 01/15/32 1,228,283
2,500,000 (e) Pertamina Persero PT 1 .400 02/09/26 2,391,847
2,000,000 (e) Pertamina Persero PT 2 .300 02/09/31 1,673,277
1,700,000 Petrobras Global Finance BV 6 .000 01/13/35 1,566,323
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,280,111
3,300,000 Petroleos Mexicanos 6 .700 02/16/32 2,870,849
2,700,000 Phillips 66 2 .150 12/15/30 2,290,307
1,450,000 Phillips 66 3 .300 03/15/52 932,622
715,000 Phillips 66 Co 4 .680 02/15/45 597,321
2,500,000 (e) Promigas S.A. ESP 3 .750 10/16/29 2,271,660
1,500,000 (e) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,388,625
5,130,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 5,178,760
3,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 3,196,626
2,675,000 (e) Saudi Arabian Oil Co 2 .250 11/24/30 2,280,277
2,000,000 (e) SierraCol Energy Andina LLC 6 .000 06/15/28 1,806,653
880,000 (e) SM Energy Co 6 .750 08/01/29 871,083
248,000 Suncor Energy, Inc 6 .800 05/15/38 264,030
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,369,153
2,235,000 (e) Sunoco LP 7 .000 05/01/29 2,293,711
1,150,000 Sunoco LP 4 .500 05/15/29 1,080,227
525,000 Targa Resources Partners LP 6 .500 07/15/27 528,779
3,300,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 2,161,861

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.9% (continued)
$ 900,000 TotalEnergies Capital S.A. 5 .488% 04/05/54 $ 862,569
1,200,000 TotalEnergies Capital S.A. 5 .425 09/10/64 1,112,939
2,000,000 TransCanada Trust 5 .500 09/15/79 1,921,944
943,500 (e) Transocean, Inc 8 .750 02/15/30 973,055
925,000 (e) US LIQUIDSCO0 5 .584 10/01/34 899,654
1,000,000 (e) US LIQUIDSCO0 6 .176 10/01/54 967,940
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,078,509
1,415,000 (e) USA Compression Partners LP 7 .125 03/15/29 1,439,971
2,000,000 (e) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,791,058
2,205,000 (e) Venture Global LNG, Inc 8 .125 06/01/28 2,293,846
3,000,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 3,291,838
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,550,012
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,102,333
TOTAL ENERGY 181,193,695
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
2,050,000 Agree LP 2 .000 06/15/28 1,856,524
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 344,311
450,000 (f) Alexandria Real Estate Equities, Inc 3 .950 01/15/28 437,453
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,624,265
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 866,674
1,000,000 American Homes 4 Rent LP 5 .250 03/15/35 973,055
1,425,000 American Tower Corp 2 .950 01/15/25 1,424,083
475,000 American Tower Corp 3 .375 10/15/26 463,965
1,200,000 American Tower Corp 3 .600 01/15/28 1,153,709
1,480,000 American Tower Corp 3 .800 08/15/29 1,401,071
4,100,000 American Tower Corp 2 .900 01/15/30 3,692,379
825,000 American Tower Corp 2 .100 06/15/30 706,975
1,390,000 American Tower Corp 1 .875 10/15/30 1,164,786
2,400,000 American Tower Corp 5 .400 01/31/35 2,373,801
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,747,691
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 319,819
590,000 Equinix, Inc 2 .150 07/15/30 507,772
2,375,000 Essential Properties LP 2 .950 07/15/31 2,021,897
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,709,694
1,285,000 Extra Space Storage LP 2 .400 10/15/31 1,067,719
600,000 Federal Realty OP LP 1 .250 02/15/26 575,972
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,492,547
1,225,000 Healthcare Realty Holdings LP 3 .500 08/01/26 1,197,158
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,424,734
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,745,460
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 450,153
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 445,566
375,000 Highwoods Realty LP 3 .875 03/01/27 364,579
725,000 Highwoods Realty LP 4 .125 03/15/28 693,583
700,000 Highwoods Realty LP 4 .200 04/15/29 664,443
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,806,108
3,845,000 (e) Iron Mountain, Inc 7 .000 02/15/29 3,928,694
925,000 Kimco Realty OP LLC 3 .850 06/01/25 920,379
300,000 Kimco Realty OP LLC 3 .250 08/15/26 292,041
1,675,000 Kite Realty Group LP 4 .950 12/15/31 1,629,664
850,000 Mid-America Apartments LP 4 .000 11/15/25 845,910
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,512,125
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,337,960
1,000,000 (f) Mid-America Apartments LP 2 .875 09/15/51 616,638
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,126,611
550,000 National Retail Properties, Inc 4 .000 11/15/25 545,501
600,000 National Retail Properties, Inc 3 .600 12/15/26 587,290
650,000 NNN REIT, Inc 5 .600 10/15/33 655,509
625,000 ProLogis LP 2 .875 11/15/29 572,168
875,000 Regency Centers LP 3 .900 11/01/25 866,417
425,000 Regency Centers LP 3 .600 02/01/27 414,746
1,650,000 Regency Centers LP 2 .950 09/15/29 1,512,502

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3% (continued)
$ 750,000 (e) Uniti Group LP 10 .500% 02/15/28 $ 799,710
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 59,881,811
FINANCIAL SERVICES - 3.7%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 2,080,402
8,375,000 AerCap Ireland Capital DAC 3 .000 10/29/28 7,754,915
750,000 (f) AerCap Ireland Capital DAC 3 .850 10/29/41 586,987
1,000,000 (a),(e) Alamo Re Ltd, (1-Month U.S. Treasury Bill + 7.522%) 11 .806 06/07/25 1,028,500
4,086,000 (g) Bank of New York Mellon Corp 4 .700 N/A 4,047,218
4,690,000 (e) Block, Inc 6 .500 05/15/32 4,735,274
75,000 Capital One Financial Corp 3 .750 03/09/27 73,225
3,940,000 (f),(g) Capital One Financial Corp 3 .950 N/A 3,747,462
6,675,000 (g) Charles Schwab Corp 5 .375 N/A 6,639,453
500,000 (a),(e) Citrus Re Ltd, (3-Month US Treasury Bill + 5.060%) 5 .100 06/07/25 507,920
600,000 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 575,910
1,210,000 Corebridge Financial, Inc 6 .050 09/15/33 1,251,547
1,575,000 Corebridge Financial, Inc 5 .750 01/15/34 1,604,337
3,400,000 (g) Deutsche Bank AG. 6 .000 N/A 3,330,521
800,000 Discover Bank 4 .250 03/13/26 793,384
1,625,000 Discover Bank 3 .450 07/27/26 1,588,516
1,375,000 Discover Bank 2 .700 02/06/30 1,213,294
6,400,000 (f),(g) Discover Financial Services 6 .125 N/A 6,364,814
4,550,000 (g) Equitable Holdings, Inc 4 .950 N/A 4,523,691
1,705,000 (e) FirstCash, Inc 6 .875 03/01/32 1,711,956
2,135,000 Fiserv, Inc 3 .500 07/01/29 2,003,181
2,350,000 Fiserv, Inc 5 .450 03/15/34 2,351,430
5,000,000 Fiserv, Inc 5 .150 08/12/34 4,885,654
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 996,433
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,105,112
2,950,000 Goldman Sachs Group, Inc 5 .851 04/25/35 3,005,750
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 925,374
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,184,167
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,079,394
3,000,000 (g) Goldman Sachs Group, Inc 7 .379 N/A 2,997,657
4,925,000 (g) Goldman Sachs Group, Inc 7 .500 N/A 5,194,297
800,000 (e) HAT Holdings I LLC 8 .000 06/15/27 833,536
1,250,000 (a),(e) Hestia Re Ltd, (SOFR + 10.080%) 14 .364 04/22/25 1,127,500
925,000 Icahn Enterprises LP 5 .250 05/15/27 875,767
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,215,832
3,000,000 (e) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,598,914
1,000,000 (e) Jane Street Group 6 .125 11/01/32 990,691
500,000 (a),(e) Matterhorn Re Ltd, (SOFR + 5.250%) 5 .889 03/24/25 503,000
1,203,440 (e) Minejesa Capital BV 4 .625 08/10/30 1,160,078
1,000,000 (e) Minejesa Capital BV 5 .625 08/10/37 929,824
2,650,000 Morgan Stanley 2 .188 04/28/26 2,626,365
6,625,000 Morgan Stanley 3 .125 07/27/26 6,471,588
1,480,000 Morgan Stanley 3 .950 04/23/27 1,450,412
550,000 Morgan Stanley 5 .449 07/20/29 556,145
2,400,000 Morgan Stanley 6 .407 11/01/29 2,506,851
4,000,000 Morgan Stanley 5 .250 04/21/34 3,938,781
3,200,000 Morgan Stanley 5 .424 07/21/34 3,177,678
2,000,000 Morgan Stanley 5 .831 04/19/35 2,038,087
6,425,000 Morgan Stanley 5 .320 07/19/35 6,319,690
2,225,000 (e) Muthoot Finance Ltd 6 .375 04/23/29 2,212,198
2,000,000 Navient Corp 5 .500 03/15/29 1,886,639
2,421,000 (g) Northern Trust Corp 4 .600 N/A 2,370,028
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,282,967
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,037,646
350,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 366,696
2,375,000 (e) Power Finance Corp Ltd 3 .950 04/23/30 2,212,295
2,000,000 (e) Rocket Mortgage LLC 4 .000 10/15/33 1,665,729
1,830,000 S&P Global, Inc 4 .250 05/01/29 1,789,814
2,400,000 (a),(e) Sanders RE II Ltd, (3-Month US Treasury Bill + 3.250%) 3 .250 04/07/25 2,404,800

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.7% (continued)
$ 1,350,000 (f) Springleaf Finance Corp 5 .375% 11/15/29 $ 1,297,939
815,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 816,022
3,750,000 (g) State Street Corp 6 .700 N/A 3,824,085
2,325,000 UBS Group AG. 3 .750 03/26/25 2,318,040
475,000 (e) UBS Group AG. 2 .193 06/05/26 469,342
5,900,000 (e) UBS Group AG. 1 .305 02/02/27 5,669,464
2,050,000 (e) UBS Group AG. 6 .442 08/11/28 2,118,360
2,100,000 (e),(f) UBS Group AG. 3 .179 02/11/43 1,512,607
2,500,000 (e),(g) UBS Group AG. 9 .250 N/A 2,702,678
2,100,000 (e),(g) UBS Group AG. 9 .250 N/A 2,406,455
800,000 (e) UWM Holdings LLC 6 .625 02/01/30 795,058
550,000 (f) Visa, Inc 2 .700 04/15/40 400,466
2,000,000 (e),(f) VistaJet Malta Finance plc 6 .375 02/01/30 1,747,648
260,000 Voya Financial, Inc 5 .700 07/15/43 248,235
TOTAL FINANCIAL SERVICES 172,763,725
FOOD, BEVERAGE & TOBACCO - 0.8%
2,575,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,442,434
4,240,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 3,855,715
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,577,788
5,000,000 (f) Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 4,941,369
2,700,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,320,351
450,000 Constellation Brands, Inc 4 .400 11/15/25 448,955
450,000 Constellation Brands, Inc 3 .700 12/06/26 442,275
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,099,808
1,350,000 (e),(f) Gruma SAB de C.V. 5 .390 12/09/34 1,311,971
1,500,000 Kraft Heinz Foods Co 4 .375 06/01/46 1,214,479
2,500,000 (e) MARB BondCo plc 3 .950 01/29/31 2,090,817
4,000,000 Philip Morris International, Inc 5 .250 02/13/34 3,953,316
680,000 (e) Post Holdings, Inc 6 .250 02/15/32 674,891
2,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 1,957,725
1,500,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 1,394,885
1,800,000 (e) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,825,655
1,305,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,281,975
TOTAL FOOD, BEVERAGE & TOBACCO 37,834,409
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
150,000 Aetna, Inc 6 .625 06/15/36 157,975
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,071,469
1,640,000 Centene Corp 2 .450 07/15/28 1,475,849
6,410,000 Centene Corp 3 .000 10/15/30 5,531,169
1,250,000 (e) CHS 5 .250 05/15/30 1,026,660
1,525,000 Cigna Group 3 .200 03/15/40 1,117,928
430,000 (e) Concentra Escrow Issuer Corp 6 .875 07/15/32 439,013
5,175,000 CVS Health Corp 4 .780 03/25/38 4,474,677
7,375,000 CVS Health Corp 5 .050 03/25/48 6,081,025
2,000,000 (e) DaVita, Inc 4 .625 06/01/30 1,838,650
2,000,000 (e) DaVita, Inc 6 .875 09/01/32 2,015,330
4,200,000 Elevance Health, Inc 2 .250 05/15/30 3,648,688
1,575,000 Elevance Health, Inc 5 .125 02/15/53 1,401,207
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,467,568
9,000,000 HCA, Inc 3 .500 09/01/30 8,173,805
2,075,000 HCA, Inc 3 .625 03/15/32 1,828,844
2,700,000 (f) HCA, Inc 4 .625 03/15/52 2,107,028
3,500,000 (e) Hologic, Inc 3 .250 02/15/29 3,165,192
2,000,000 Humana, Inc 2 .150 02/03/32 1,593,076
800,000 Humana, Inc 5 .875 03/01/33 802,950
800,000 (e) Molina Healthcare, Inc 6 .250 01/15/33 790,674
375,000 Tenet Healthcare Corp 4 .625 06/15/28 358,870
3,400,000 (f) Tenet Healthcare Corp 6 .125 10/01/28 3,393,693
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,201,314
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,082,382
950,000 UnitedHealth Group, Inc 5 .150 07/15/34 937,323

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.5% (continued)
$ 1,085,000 UnitedHealth Group, Inc 3 .750% 10/15/47 $ 806,736
TOTAL HEALTH CARE EQUIPMENT & SERVICES 66,989,095
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,875,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,569,275
1,170,000 (e) Coty, Inc 6 .625 07/15/30 1,185,943
4,925,000 Haleon US Capital LLC 3 .625 03/24/32 4,459,603
3,850,000 Unilever Capital Corp 4 .625 08/12/34 3,706,432
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,921,253
INSURANCE - 1.4%
2,550,000 (e) Acrisure LLC 4 .250 02/15/29 2,397,316
53,000 Aflac, Inc 6 .450 08/15/40 56,938
825,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 787,477
4,360,000 (e) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,370,250
2,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,980,247
1,250,000 Aon Corp 2 .800 05/15/30 1,113,805
1,450,000 Aon Corp 5 .350 02/28/33 1,443,570
1,045,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 1,076,142
900,000 Arthur J Gallagher & Co 5 .750 03/02/53 883,128
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 438,018
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,444,172
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 302,811
500,000 (a),(e) Bonanza RE Ltd, (3-Month US Treasury Bill + 5.620%) 9 .904 03/16/25 503,855
1,690,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 1,510,705
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,762,464
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 210,798
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 528,285
2,000,000 (e) High Street Funding Trust I 4 .111 02/15/28 1,922,916
2,755,000 (e) HUB International Ltd 7 .250 06/15/30 2,823,187
1,521,000 (e) Liberty Mutual Group, Inc 4 .569 02/01/29 1,489,672
1,750,000 (e) Liberty Mutual Group, Inc 3 .951 10/15/50 1,273,214
260,000 MetLife, Inc 3 .600 11/13/25 257,829
625,000 MetLife, Inc 5 .000 07/15/52 564,717
3,920,000 (f),(g) MetLife, Inc 3 .850 N/A 3,848,539
3,250,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 3,282,482
500,000 Principal Financial Group, Inc 2 .125 06/15/30 430,935
500,000 Prudential Financial, Inc 3 .905 12/07/47 381,070
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,806,490
2,350,000 Prudential Financial, Inc 6 .500 03/15/54 2,416,893
3,825,000 Reinsurance Group of America, Inc 5 .750 09/15/34 3,855,096
500,000 (a),(e) Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 2.710%) 6 .994 06/06/25 503,450
500,000 (a),(e) Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 3.880%) 8 .164 06/06/25 502,900
985,000 (e) Ryan Specialty LLC 5 .875 08/01/32 974,601
900,000 (e) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 892,543
1,725,000 Verisk Analytics, Inc 5 .250 06/05/34 1,703,870
2,000,000 (a),(e) Vitality Re XII Ltd, (3-Month US Treasury Bill + 2.250%) 2 .250 01/07/25 1,994,000
1,500,000 (a),(e) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7 .784 01/05/27 1,519,200
1,850,000 (a),(e) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 6 .784 01/07/28 1,847,965
TOTAL INSURANCE 63,101,550
MATERIALS - 1.7%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,627,850
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 261,383
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,051,796
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,179,548
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,124,516
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,355,239
1,400,000 (e) Antofagasta plc 6 .250 05/02/34 1,421,586
1,445,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 1,495,282
400,000 (e) Avient Corp 6 .250 11/01/31 394,556
3,570,000 Ball Corp 6 .875 03/15/28 3,651,341
2,425,000 Ball Corp 2 .875 08/15/30 2,075,209
5,375,000 Berry Global, Inc 1 .570 01/15/26 5,187,088
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,926,087

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.7% (continued)
$ 1,500,000 (e) Celulosa Arauco y Constitucion S.A. 4 .250% 04/30/29 $ 1,406,523
500,000 (e),(f) Cemex SAB de C.V. 3 .875 07/11/31 435,808
875,000 (e),(g) Cemex SAB de C.V. 9 .125 N/A 901,814
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,378,663
2,000,000 (e) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,776,000
1,050,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,069,796
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,790,489
1,785,000 (e) Freeport Indonesia PT 5 .315 04/14/32 1,738,235
1,215,000 (e) Inversiones CMPC S.A. 6 .125 06/23/33 1,218,318
2,500,000 (e) Klabin Austria GmbH 5 .750 04/03/29 2,439,094
2,000,000 (e) Kraton Corp 5 .000 07/15/27 2,007,369
725,000 (e) LD Celulose International GmbH 7 .950 01/26/32 727,095
1,500,000 (e) Limak Cimento Sanayi ve Ticaret AS. 9 .750 07/25/29 1,474,923
2,000,000 (e) Mineral Resources Ltd 8 .000 11/01/27 2,044,637
1,325,000 (e) Mineral Resources Ltd 9 .250 10/01/28 1,390,151
1,170,000 (e) Navoi Mining & Metallurgical Combinat 6 .700 10/17/28 1,164,157
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,249,230
1,100,000 (e) OCP S.A. 3 .750 06/23/31 947,509
1,075,000 (e) OCP S.A. 6 .750 05/02/34 1,096,500
2,000,000 Olin Corp 5 .125 09/15/27 1,957,428
1,975,000 (e) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,864,532
1,500,000 Sasol Financing USA LLC 4 .375 09/18/26 1,435,642
670,000 (e) Sealed Air Corp 6 .125 02/01/28 672,229
600,000 (e) Sealed Air Corp 7 .250 02/15/31 618,480
1,280,000 (e),(f) Sealed Air Corp 6 .500 07/15/32 1,281,964
3,000,000 Suzano Austria GmbH 3 .125 01/15/32 2,489,098
3,911,000 (e) Tronox, Inc 4 .625 03/15/29 3,510,321
2,100,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 1,807,999
1,841,000 (g) UPL Corp Ltd 5 .250 N/A 1,647,695
TOTAL MATERIALS 76,293,180
MEDIA & ENTERTAINMENT - 1.8%
6,000,000 (e) CCO Holdings LLC 5 .125 05/01/27 5,895,721
1,800,000 (e) CCO Holdings LLC 4 .500 08/15/30 1,615,673
2,200,000 Charter Communications Operating LLC 4 .400 04/01/33 1,965,457
4,550,000 Charter Communications Operating LLC 6 .550 06/01/34 4,654,228
3,000,000 Charter Communications Operating LLC 3 .500 03/01/42 2,038,554
3,500,000 Charter Communications Operating LLC 4 .800 03/01/50 2,629,050
5,000,000 Comcast Corp 4 .150 10/15/28 4,876,171
2,975,000 Comcast Corp 3 .200 07/15/36 2,402,686
1,000,000 Comcast Corp 3 .900 03/01/38 840,733
15,185,000 Comcast Corp 2 .887 11/01/51 9,132,982
5,000,000 (e) CSC Holdings LLC 5 .500 04/15/27 4,474,998
980,000 (e) CSC Holdings LLC 11 .250 05/15/28 967,175
985,000 (e) DIRECTV Holdings LLC 5 .875 08/15/27 959,684
2,000,000 (e) DISH Network Corp 11 .750 11/15/27 2,118,384
2,000,000 (e),(f) Gray Television, Inc 10 .500 07/15/29 1,999,863
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,195,677
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,882,077
1,000,000 Lamar Media Corp 4 .000 02/15/30 910,374
825,000 Lamar Media Corp 3 .625 01/15/31 726,087
1,275,000 (e),(f) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,023,124
2,550,000 (e) Live Nation Entertainment, Inc 6 .500 05/15/27 2,578,019
1,145,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 1,171,763
825,000 (e) News Corp 3 .875 05/15/29 765,299
3,500,000 Paramount Global 6 .375 03/30/62 3,383,039
590,000 (e) Sirius XM Radio, Inc 3 .125 09/01/26 566,728
2,725,000 (e) Sirius XM Radio, Inc 4 .000 07/15/28 2,510,697
1,575,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 1,374,577
500,000 (e) Sirius XM Radio, Inc 3 .875 09/01/31 418,389
3,000,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 2,721,180
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,100,600
475,000 Time Warner Cable LLC 4 .500 09/15/42 355,346

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.8% (continued)
$ 1,275,000 (e),(f) Univision Communications, Inc 4 .500% 05/01/29 $ 1,141,223
2,000,000 (e) VZ Secured Financing BV 5 .000 01/15/32 1,768,916
5,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 4,817,155
8,100,000 Warnermedia Holdings, Inc 5 .141 03/15/52 6,018,335
1,413,000 (e) Ziff Davis, Inc 4 .625 10/15/30 1,293,363
TOTAL MEDIA & ENTERTAINMENT 85,293,327
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,250,000 AbbVie, Inc 3 .200 11/21/29 1,160,190
4,750,000 AbbVie, Inc 4 .950 03/15/31 4,749,038
3,325,000 AbbVie, Inc 4 .050 11/21/39 2,840,646
2,500,000 AbbVie, Inc 5 .400 03/15/54 2,406,390
5,975,000 Amgen, Inc 5 .250 03/02/33 5,930,895
9,600,000 Amgen, Inc 5 .650 03/02/53 9,242,566
25,000 AstraZeneca Finance LLC 2 .250 05/28/31 21,293
1,500,000 (e) Avantor Funding, Inc 4 .625 07/15/28 1,431,756
2,040,000 (e) Avantor Funding, Inc 3 .875 11/01/29 1,864,975
1,090,000 Danaher Corp 2 .800 12/10/51 672,624
1,675,000 Eli Lilly & Co 5 .000 02/09/54 1,539,343
4,750,000 Gilead Sciences, Inc 5 .250 10/15/33 4,767,343
450,000 Gilead Sciences, Inc 4 .000 09/01/36 396,935
600,000 Gilead Sciences, Inc 2 .600 10/01/40 414,867
900,000 Johnson & Johnson 3 .400 01/15/38 752,640
2,000,000 (e) Organon Finance  LLC 4 .125 04/30/28 1,878,969
3,150,000 (e),(f) Organon Finance  LLC 5 .125 04/30/31 2,831,251
10,750,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 10,065,471
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,882,691
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,849,883
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (e) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,851,680
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,264,612
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,289,601
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,405,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
3,000,000 (e) Broadcom, Inc 3 .469 04/15/34 2,599,981
2,350,000 Broadcom, Inc 4 .800 10/15/34 2,267,717
8,558,000 (e) Broadcom, Inc 4 .926 05/15/37 8,139,923
1,035,000 Intel Corp 3 .734 12/08/47 682,582
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,054,322
1,425,000 NXP BV 3 .875 06/18/26 1,405,473
1,175,000 NXP BV 4 .400 06/01/27 1,163,550
725,000 NXP BV 3 .400 05/01/30 665,931
1,575,000 NXP BV 3 .125 02/15/42 1,096,451
505,000 Texas Instruments, Inc 4 .150 05/15/48 410,287
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,486,217
SOFTWARE & SERVICES - 0.8%
1,600,000 Accenture Capital, Inc 4 .500 10/04/34 1,520,509
2,975,000 Adobe, Inc 2 .300 02/01/30 2,645,979
3,000,000 (e) Ahead DB Holdings LLC 6 .625 05/01/28 2,940,010
2,100,000 AppLovin Corp 5 .500 12/01/34 2,084,352
265,000 (e) CA Magnum Holdings 5 .375 10/31/26 258,207
2,270,000 (e) Gen Digital, Inc 6 .750 09/30/27 2,304,161
3,000,000 Microsoft Corp 2 .400 08/08/26 2,910,006
875,000 Microsoft Corp 3 .400 09/15/26 861,507
1,165,000 Microsoft Corp 3 .300 02/06/27 1,140,607
1,100,000 Microsoft Corp 1 .350 09/15/30 931,941
1,149,000 Microsoft Corp 2 .525 06/01/50 707,092
565,000 (e) Open Text Corp 6 .900 12/01/27 583,830
2,830,000 (e) Open Text Corp 3 .875 12/01/29 2,559,901
550,000 (e) Open Text Holdings, Inc 4 .125 02/15/30 498,782
4,300,000 Oracle Corp 4 .900 02/06/33 4,186,608
5,500,000 Oracle Corp 5 .375 09/27/54 5,069,468
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,190,822

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 4,100,000 Roper Technologies, Inc 2 .000% 06/30/30 $ 3,494,887
3,525,000 Salesforce, Inc 2 .700 07/15/41 2,483,133
TOTAL SOFTWARE & SERVICES 38,371,802
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,470,000 Amphenol Corp 2 .800 02/15/30 1,329,508
5,575,000 Apple, Inc 2 .450 08/04/26 5,407,307
10,350,000 Apple, Inc 2 .050 09/11/26 9,955,794
1,000,000 Apple, Inc 3 .850 05/04/43 828,343
640,000 Apple, Inc 4 .650 02/23/46 585,146
875,000 Flex Ltd 4 .875 06/15/29 857,157
4,125,000 (e) Imola Merger Corp 4 .750 05/15/29 3,911,698
1,500,000 (e) Lenovo Group Ltd 3 .421 11/02/30 1,346,707
975,000 (e) Sensata Technologies BV 4 .000 04/15/29 894,706
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,116,366
TELECOMMUNICATION SERVICES - 2.4%
6,563,000 AT&T, Inc 2 .550 12/01/33 5,286,717
2,085,000 AT&T, Inc 4 .500 05/15/35 1,928,364
23,520,000 AT&T, Inc 3 .550 09/15/55 15,819,205
4,917,000 AT&T, Inc 3 .800 12/01/57 3,392,257
1,500,000 (e),(f) Bharti Airtel Ltd 3 .250 06/03/31 1,323,513
1,927,000 (e) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 1,904,603
1,225,000 (e) CT Trust 5 .125 02/03/32 1,096,254
2,575,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,113,490
2,000,000 (e) Frontier Communications Holdings LLC 5 .875 10/15/27 1,993,660
893,000 (e) Iliad Holding SASU 7 .000 10/15/28 904,940
865,000 (e) Iliad Holding SASU 8 .500 04/15/31 919,637
735,000 (e) Iliad Holding SASU 7 .000 04/15/32 738,719
5,000,000 (e) Level 3 Financing, Inc 10 .500 05/15/30 5,445,000
1,500,000 (e) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,600,500
1,025,000 (e),(f) Millicom International Cellular S.A. 7 .375 04/02/32 1,026,538
370,000 Orange S.A. 5 .375 01/13/42 354,748
220,000 (e) Sable International Finance Ltd 7 .125 10/15/32 215,565
1,650,000 (e) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,640,348
3,575,000 (e) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 3,354,377
1,175,000 (e) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,067,366
1,150,000 Telefonica Emisiones S.A. 4 .895 03/06/48 974,428
3,000,000 (e) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,273,132
800,000 T-Mobile USA, Inc 2 .250 02/15/26 777,022
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 9,862,682
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,139,541
3,750,000 T-Mobile USA, Inc 5 .050 07/15/33 3,671,948
750,000 T-Mobile USA, Inc 3 .000 02/15/41 534,856
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 1,978,622
1,550,000 (e) Turk Telekomunikasyon AS. 7 .375 05/20/29 1,578,954
1,700,000 Verizon Communications, Inc 1 .750 01/20/31 1,400,881
9,800,000 Verizon Communications, Inc 2 .550 03/21/31 8,439,459
8,158,000 Verizon Communications, Inc 2 .355 03/15/32 6,765,453
2,835,000 (e) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,437,187
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,032,851
6,000,000 Vodafone Group plc 4 .125 06/04/81 5,311,126
760,000 (e) Windstream Escrow LLC 8 .250 10/01/31 784,945
TOTAL TELECOMMUNICATION SERVICES 109,088,888
TRANSPORTATION - 0.9%
3,600,000 (e) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,726,997
1,400,000 (e) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,045,800
2,000,000 (e),(f) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,038,370
5,000,000 (e),(f) Brightline East LLC 11 .000 01/31/30 4,771,900
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,181,740
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,776,338
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 487,326
2,750,000 (e) Cargo Aircraft Management, Inc 4 .750 02/01/28 2,727,823
2,300,000 (e) ENA Master Trust 4 .000 05/19/48 1,697,400

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.9% (continued)
$ 1,110,000 (e) Genesee & Wyoming, Inc 6 .250% 04/15/32 $ 1,116,692
2,100,000 (e) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,068,248
975,000 (e) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 979,387
636,306 (e) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 581,855
2,260,000 (e) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,197,912
3,200,000 (e) Rumo Luxembourg Sarl 4 .200 01/18/32 2,681,532
2,000,000 (e) Transnet SOC Ltd 8 .250 02/06/28 2,037,640
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,250,066
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,343,571
3,940,000 (e) XPO, Inc 6 .250 06/01/28 3,964,058
TOTAL TRANSPORTATION 39,674,655
UTILITIES - 3.0%
2,030,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,553,146
325,000 AEP Transmission Co LLC 3 .100 12/01/26 315,664
350,000 AEP Transmission Co LLC 4 .000 12/01/46 275,400
2,285,000 AEP Transmission Co LLC 2 .750 08/15/51 1,372,352
700,000 Alabama Power Co 4 .150 08/15/44 575,327
2,973,118 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,191,474
1,350,000 Ameren Corp 1 .750 03/15/28 1,221,347
3,000,000 Ameren Illinois Co 4 .950 06/01/33 2,944,379
525,000 American Water Capital Corp 3 .000 12/01/26 507,294
1,927,000 (f) American Water Capital Corp 2 .800 05/01/30 1,730,283
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,221,859
500,000 American Water Capital Corp 4 .000 12/01/46 390,045
900,000 American Water Capital Corp 3 .750 09/01/47 667,268
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,542,617
250,000 Atmos Energy Corp 4 .125 10/15/44 203,583
3,450,000 Atmos Energy Corp 5 .000 12/15/54 3,107,505
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 987,408
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,768,210
850,000 (e) California Buyer Ltd 6 .375 02/15/32 847,744
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 629,552
525,000 (e) Clearway Energy Operating LLC 4 .750 03/15/28 502,075
1,000,000 CMS Energy Corp 3 .600 11/15/25 991,832
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,889,051
1,275,000 (e) Comision Federal de Electricidad 5 .700 01/24/30 1,224,000
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 971,707
4,350,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 4,180,725
740,000 Consumers Energy Co 2 .650 08/15/52 446,081
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,411,333
1,465,875 (e) Continuum Green Energy India Pvt 7 .500 06/26/33 1,513,269
755,000 Dominion Energy, Inc 2 .250 08/15/31 628,354
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,485,554
1,700,000 Dominion Energy, Inc 7 .000 06/01/54 1,795,173
750,000 DTE Electric Co 3 .650 03/01/52 548,740
1,875,000 DTE Electric Co 5 .400 04/01/53 1,818,160
250,000 Duke Energy Corp 3 .300 06/15/41 183,470
875,000 Duke Energy Corp 3 .750 09/01/46 644,219
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,541,386
1,500,000 (e) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,063,725
2,525,000 (e) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,250,430
900,000 (e) EnfraGen Energia Sur S.A. 5 .375 12/30/30 767,339
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,239,025
3,450,000 (e) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,615,652
1,645,000 (e) Ferrellgas LP 5 .375 04/01/26 1,627,708
2,225,000 (e) Ferrellgas LP 5 .875 04/01/29 2,033,668
2,000,000 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 1,957,900
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,137,283
1,270,000 Florida Power & Light Co 3 .990 03/01/49 992,617
750,000 Indiana Michigan Power Co 3 .750 07/01/47 556,618
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 748,762
2,000,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 1,914,100

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.0% (continued)
$ 1,250,000 (e) Israel Electric Corp Ltd 3 .750% 02/22/32 $ 1,087,500
1,525,000 (e) Kallpa Generacion SA 4 .125 08/16/27 1,479,677
2,400,000 (e) Korea Southern Power Co Ltd 0 .750 01/27/26 2,295,817
775,000 MidAmerican Energy Co 3 .650 04/15/29 739,126
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,148,599
1,000,000 Nevada Power Co 5 .450 05/15/41 965,206
8,135,000 NiSource, Inc 1 .700 02/15/31 6,651,797
1,400,000 Northern States Power Co 3 .600 09/15/47 1,034,373
1,955,000 (e) NRG Energy, Inc 2 .450 12/02/27 1,815,310
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,345,165
1,200,000 (e) NRG Energy, Inc 6 .000 02/01/33 1,165,470
960,000 (e) NRG Energy, Inc 6 .250 11/01/34 941,611
500,000 NSTAR Electric Co 3 .950 04/01/30 477,928
1,550,000 Ohio Power Co 4 .150 04/01/48 1,188,779
1,365,000 Ohio Power Co 4 .000 06/01/49 1,023,108
600,000 (e) Pattern Energy Operations LP 4 .500 08/15/28 563,131
825,000 PECO Energy Co 3 .000 09/15/49 537,963
2,325,000 (f) PECO Energy Co 2 .800 06/15/50 1,449,033
50,000 Potomac Electric Power Co 7 .900 12/15/38 61,435
550,000 Public Service Co of Colorado 4 .750 08/15/41 478,664
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,077,508
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,684,295
4,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 3,873,724
8,400,000 (g) Sempra 4 .875 N/A 8,290,690
1,973,285 (e) Solar Star Funding LLC 3 .950 06/30/35 1,764,585
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 74,310
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 526,068
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 328,937
550,000 (e) Superior Plus LP 4 .500 03/15/29 500,064
2,815,000 (e) Talen Energy Supply LLC 8 .625 06/01/30 2,999,947
2,000,000 (e) TerraForm Power Operating LLC 4 .750 01/15/30 1,848,727
1,413,562 (e) UEP Penonome II S.A. 6 .500 10/01/38 1,275,604
1,575,000 Union Electric Co 5 .450 03/15/53 1,508,110
975,000 Union Electric Co 5 .125 03/15/55 892,861
650,000 Virginia Electric and Power Co 2 .950 11/15/26 630,678
775,000 Virginia Electric and Power Co 3 .800 09/15/47 580,726
1,775,000 Virginia Electric and Power Co 5 .550 08/15/54 1,715,677
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,456,038
850,000 Wisconsin Power and Light Co 4 .100 10/15/44 670,222
215,000 Xcel Energy, Inc 4 .800 09/15/41 185,015
TOTAL UTILITIES 139,065,891
TOTAL CORPORATE BONDS
(Cost $1,900,133,822) 1,786,652,763
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 39.9%
FOREIGN GOVERNMENT BONDS - 2.6%
2,675,000 (e) Angolan Government International Bond 8 .750 04/14/32 2,363,940
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 809,386
1,780,000 (e) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,737,565
550,000 (e) Banque Ouest Africaine de Developpement 5 .000 07/27/27 533,907
1,950,000 (e) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,760,577
EUR 1,575,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,363,084
287,000 (e) Barbados Government International Bond 6 .500 10/01/29 280,399
BRL 5,100,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 634,313
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,591,320
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,021,596
1,050,000 Brazilian Government International Bond 7 .125 05/13/54 970,801
3,575,000 Chile Government International Bond 2 .550 01/27/32 2,990,846
1,400,000 Chile Government International Bond 3 .500 01/31/34 1,204,252
1,925,000 Colombia Government International Bond 3 .250 04/22/32 1,473,587
825,000 Colombia Government International Bond 8 .000 11/14/35 829,537

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Colombia Government International Bond 5 .000% 06/15/45 $ 1,011,000
COP 2,290,000,000 Colombian TES 7 .250 10/18/34 385,582
1,850,000 (e) Costa Rica Government International Bond 5 .625 04/30/43 1,649,275
DOP 84,000,000 (e) Dominican Republic Government International Bond 12 .000 03/05/32 1,513,720
600,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 535,200
3,850,000 (e) Dominican Republic Government International Bond 5 .875 01/30/60 3,253,250
928,125 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 645,174
650,162 (e) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 368,286
188,000 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 96,072
1,500,000 (e) Egypt Government International Bond 7 .053 01/15/32 1,287,075
2,475,000 (e) Egypt Government International Bond 8 .500 01/31/47 1,920,328
2,250,000 (e) Egypt Government International Bond 8 .875 05/29/50 1,796,130
INR 45,000,000 European Bank for Reconstruction & Development 6 .300 10/26/27 514,273
1,375,000 (e) Export-Import Bank of India 3 .875 02/01/28 1,328,492
2,000,000 (e) Export-Import Bank of India 2 .250 01/13/31 1,686,570
70,400 (e),(i) Ghana Government International Bond 0 .000 07/03/26 65,672
532,400 (e),(i) Ghana Government International Bond 5 .000 07/03/29 459,134
121,871 (e),(i) Ghana Government International Bond 0 .000 01/03/30 94,482
765,600 (e),(i) Ghana Government International Bond 5 .000 07/03/35 537,800
950,000 (e) Guatemala Government Bond 3 .700 10/07/33 766,175
600,000 (e) Guatemala Government Bond 6 .125 06/01/50 531,900
1,250,000 (e) Honduras Government International Bond 5 .625 06/24/30 1,115,000
1,575,000 (e) Honduras Government International Bond 8 .625 11/27/34 1,564,762
710,000 (e) Hungary Government International Bond 6 .125 05/22/28 721,742
725,000 (e) Hungary Government International Bond 5 .250 06/16/29 712,762
425,000 (e) Hungary Government International Bond 2 .125 09/22/31 336,876
750,000 (e) Hungary Government International Bond 5 .500 03/26/36 701,727
225,000 Indonesia Government International Bond 3 .550 03/31/32 201,579
IDR 14,160,000,000 International Bank for Reconstruction & Development 6 .250 01/19/29 862,374
1,028,125 (e) Iraq Government International Bond 5 .800 01/15/28 1,000,366
1,500,000 Israel Government International Bond 5 .375 03/12/29 1,495,347
EUR 125,000 (e) Ivory Coast Government International Bond 4 .875 01/30/32 113,864
1,375,000 (e) Ivory Coast Government International Bond 8 .250 01/30/37 1,335,537
715,417 (e) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 676,785
1,500,000 Jamaica Government International Bond 8 .000 03/15/39 1,732,575
875,000 (e) Jordan Government International Bond 7 .375 10/10/47 773,797
925,000 (e) Kazakhstan Government International Bond 6 .500 07/21/45 996,934
2,500,000 (e) Kenya Government International Bond 7 .000 05/22/27 2,458,750
1,000,000 (e) Kenya Government International Bond 9 .750 02/16/31 987,500
575,000 (e) Kenya Government International Bond 6 .300 01/23/34 452,778
445,000 (e) Magyar Export-Import Bank Zrt 6 .125 12/04/27 448,338
MYR 1,450,000 Malaysia Government Bond 3 .828 07/05/34 323,927
550,000 Mexico Government International Bond 5 .400 02/09/28 543,961
525,000 (f) Mexico Government International Bond 3 .250 04/16/30 456,654
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,719,010
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,199,979
2,325,000 Mexico Government International Bond 5 .000 04/27/51 1,744,832
2,500,000 Mexico Government International Bond 6 .400 05/07/54 2,238,716
2,575,000 (e) Morocco Government International Bond 5 .500 12/11/42 2,285,634
525,000 (e) Morocco Government International Bond 4 .000 12/15/50 356,265
1,250,000 (e) Nigeria Government International Bond 7 .375 09/28/33 1,067,543
1,000,000 (e) Nigeria Government International Bond 10 .375 12/09/34 1,021,000
800,000 (e) Oman Government International Bond 6 .000 08/01/29 809,120
1,350,000 (e) Oman Government International Bond 6 .500 03/08/47 1,336,746
2,675,000 (e) OPEC Fund for International Development 4 .500 01/26/26 2,666,623
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,364,505
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,442,700
2,250,000 Panama Government International Bond 4 .500 04/01/56 1,322,846
500,000 (e) Paraguay Government International Bond 6 .000 02/09/36 495,500
1,475,000 (e) Paraguay Government International Bond 5 .400 03/30/50 1,248,588
780,000 Peruvian Government International Bond 5 .875 08/08/54 743,215
3,040,000 Philippine Government International Bond 4 .200 03/29/47 2,445,546

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,769,555 (e) Provincia de Buenos Aires (Step Bond) 6 .375% 09/01/37 $ 1,177,639
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,549,092
PLN 3,775,000 Republic of Poland Government International Bond 6 .000 10/25/33 924,215
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,000,817
1,500,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,403,064
1,500,000 (e) Republic of South Africa Government International Bond 7 .100 11/19/36 1,462,037
ZAR 9,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 399,798
2,150,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,611,924
UZS 5,990,000,000 (e) Republic of Uzbekistan International Bond 16 .625 05/29/27 471,072
1,115,000 (e) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,151,318
1,000,000 (e) Republic of Uzbekistan International Bond 3 .700 11/25/30 833,080
750,000 (e),(i) Romanian Government International Bond 5 .875 01/30/29 730,294
1,100,000 (e) Romanian Government International Bond 5 .750 03/24/35 981,505
1,425,000 (e) Romanian Government International Bond 4 .000 02/14/51 896,988
3,150,000 (e) Rwanda International Government Bond 5 .500 08/09/31 2,649,465
2,050,000 (e) Saudi Government International Bond 5 .000 01/16/34 1,990,607
2,000,000 (e) Saudi Government International Bond 3 .750 01/21/55 1,326,888
1,425,000 (e) Senegal Government International Bond 6 .750 03/13/48 965,267
1,225,000 (e) Serbia Government International Bond 2 .125 12/01/30 994,859
1,400,000 (e),(f) Serbia Government International Bond 6 .500 09/26/33 1,437,716
2,400,000 State of Israel 3 .800 05/13/60 1,554,564
1,000,000 Turkiye Government International Bond 7 .125 07/17/32 991,250
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,599,310
1,050,000 Turkiye Government International Bond 6 .500 01/03/35 981,593
31,684 (e) Ukraine Government International Bond 0 .000 02/01/30 17,157
118,400 (e) Ukraine Government International Bond 0 .000 02/01/34 48,840
188,513 (e) Ukraine Government International Bond 1 .750 02/01/34 105,709
100,057 (e) Ukraine Government International Bond 0 .000 02/01/35 59,034
203,014 (e) Ukraine Government International Bond 1 .750 02/01/35 111,658
83,380 (e) Ukraine Government International Bond 0 .000 02/01/36 48,777
188,513 (e) Ukraine Government International Bond 1 .750 02/01/36 101,797
700,529 (e) Zambia Government International Bond 5 .750 06/30/33 614,715
695,891 (e) Zambia Government International Bond 0 .500 12/31/53 398,711
TOTAL FOREIGN GOVERNMENT BONDS 121,123,763
MORTGAGE BACKED - 23.8%
24,200 Alternative Loan Trust 5 .000 12/25/56 9,932
1,487,804 (a),(e) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 1,233,542
239,812 (a) CHL Mortgage Pass-Through Trust 6 .028 11/20/34 228,281
13,879 CHL Mortgage Pass-Through Trust 5 .250 09/25/35 13,198
91,540 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5 .500 07/25/35 87,862
32,356,633 (a),(e) Citigroup Mortgage Loan Trust 0 .156 02/25/52 267,246
3,626,851 (a),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 49,661
7,555,870 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .669 03/25/42 7,862,326
3,600,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14 .823 03/25/42 4,110,430
8,665,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .210 06/25/42 9,372,646
1,525,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .919 01/25/43 1,609,509
1,340,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .110 05/25/43 1,433,221
800,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .910 05/25/43 881,020
1,515,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 1,598,164
425,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 11 .410 06/25/43 472,703
2,665,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 2,826,360
2,170,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .119 10/25/43 2,276,335
1,025 Fannie Mae Pool 7 .000 05/01/26 1,062
332 Fannie Mae Pool 7 .500 01/01/29 337
194 Fannie Mae Pool 7 .500 02/01/30 198
706,127 Fannie Mae Pool 3 .500 05/01/32 687,017
82,625 Fannie Mae Pool 7 .000 07/01/32 85,615
19,399 Fannie Mae Pool 7 .000 07/01/32 20,101
21,660 Fannie Mae Pool 4 .500 10/01/33 21,237
1,000,370 Fannie Mae Pool 5 .000 05/01/35 991,993
593,574 Fannie Mae Pool 5 .000 10/01/35 588,906
452,230 Fannie Mae Pool 5 .000 02/01/36 448,859

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 475,835 Fannie Mae Pool 5 .500% 11/01/38 $ 478,285
4,694,865 Fannie Mae Pool 3 .000 05/01/40 4,238,579
1,586,080 Fannie Mae Pool 3 .500 05/01/40 1,467,802
147,983 Fannie Mae Pool 5 .000 09/01/40 147,456
285,797 Fannie Mae Pool 5 .000 05/01/41 284,779
2,041,434 Fannie Mae Pool 4 .000 09/01/42 1,921,049
519,071 Fannie Mae Pool 4 .500 02/01/44 498,733
131,986 Fannie Mae Pool 4 .500 03/01/44 127,621
4,921,634 Fannie Mae Pool 4 .000 05/01/44 4,636,943
486,002 Fannie Mae Pool 4 .500 06/01/44 466,956
1,436,174 Fannie Mae Pool 4 .500 10/01/44 1,379,886
387,767 Fannie Mae Pool 5 .000 11/01/44 386,386
396,360 Fannie Mae Pool 4 .000 01/01/45 371,515
140,460 Fannie Mae Pool 4 .500 03/01/45 134,805
1,103,093 Fannie Mae Pool 3 .500 05/01/45 1,004,732
508,291 Fannie Mae Pool 3 .500 01/01/46 458,883
342,916 Fannie Mae Pool 4 .000 04/01/46 321,407
241,376 Fannie Mae Pool 3 .500 06/01/46 217,768
2,769,073 Fannie Mae Pool 3 .500 07/01/46 2,498,243
3,382,285 Fannie Mae Pool 3 .500 07/01/46 3,078,444
65,833 Fannie Mae Pool 3 .000 08/01/46 57,108
1,333,232 Fannie Mae Pool 3 .000 10/01/46 1,138,376
936,260 Fannie Mae Pool 3 .500 10/01/46 843,940
1,308,991 Fannie Mae Pool 4 .500 05/01/47 1,269,085
999,349 Fannie Mae Pool 3 .500 11/01/47 907,084
8,348,854 Fannie Mae Pool 3 .500 01/01/48 7,512,940
4,384,353 Fannie Mae Pool 4 .500 01/01/48 4,190,776
823,875 Fannie Mae Pool 4 .500 02/01/48 787,494
2,872,570 Fannie Mae Pool 4 .500 05/01/48 2,744,841
1,998,511 Fannie Mae Pool 4 .500 05/01/48 1,909,022
5,342,697 Fannie Mae Pool 2 .500 08/01/51 4,399,639
2,947,583 Fannie Mae Pool 3 .000 09/01/51 2,546,957
3,923,459 Fannie Mae Pool 2 .500 12/01/51 3,235,184
7,930,003 Fannie Mae Pool 2 .500 02/01/52 6,548,788
1,832,842 Fannie Mae Pool 2 .500 02/01/52 1,504,458
13,637,598 Fannie Mae Pool 3 .500 02/01/52 12,197,486
6,968,677 Fannie Mae Pool 3 .000 04/01/52 5,982,695
277,285 Fannie Mae Pool 3 .000 04/01/52 236,016
822,641 Fannie Mae Pool 3 .500 04/01/52 729,130
2,698,235 Fannie Mae Pool 3 .000 05/01/52 2,313,952
24,524,079 Fannie Mae Pool 4 .000 05/01/52 22,475,195
7,543,186 Fannie Mae Pool 3 .500 06/01/52 6,700,151
4,795,710 Fannie Mae Pool 3 .500 06/01/52 4,250,845
9,962,965 Fannie Mae Pool 4 .000 06/01/52 9,127,613
2,798,441 Fannie Mae Pool 4 .500 06/01/52 2,637,580
19,780,534 Fannie Mae Pool 4 .000 07/01/52 18,110,228
22,864,544 Fannie Mae Pool 4 .000 07/01/52 20,943,949
2,598,366 Fannie Mae Pool 4 .500 07/01/52 2,448,383
1,783,817 Fannie Mae Pool 4 .500 07/01/52 1,681,287
16,009,738 Fannie Mae Pool 4 .500 07/01/52 15,088,423
23,830,885 Fannie Mae Pool 5 .000 08/01/52 23,077,552
55,435,293 Fannie Mae Pool 4 .000 09/01/52 50,778,722
76,210,998 Fannie Mae Pool 4 .500 09/01/52 71,825,257
16,531,397 Fannie Mae Pool 5 .000 09/01/52 16,007,529
24,457,895 Fannie Mae Pool 4 .000 10/01/52 22,400,911
17,133,791 Fannie Mae Pool 4 .500 10/01/52 16,148,401
8,359,121 Fannie Mae Pool 5 .000 10/01/52 8,093,581
4,156,244 Fannie Mae Pool 4 .000 11/01/52 3,806,485
33,052,205 Fannie Mae Pool 4 .500 11/01/52 31,153,703
5,235,381 Fannie Mae Pool 5 .500 12/01/52 5,180,288
140,678 Fannie Mae Pool 5 .000 01/01/53 136,198
12,885,283 Fannie Mae Pool 5 .000 02/01/53 12,472,962

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,019,426 Fannie Mae Pool 5 .500% 02/01/53 $ 7,921,747
15,564,813 Fannie Mae Pool 5 .000 04/01/53 15,028,250
2,757,748 Fannie Mae Pool 5 .000 06/01/53 2,681,094
15,722,003 Fannie Mae Pool 5 .500 06/01/53 15,530,111
26,888,189 Fannie Mae Pool 5 .000 08/01/53 25,966,796
44,830,332 Fannie Mae Pool 5 .500 10/01/53 44,268,581
727,799 Fannie Mae Pool 6 .000 03/01/54 731,410
35,847,153 Fannie Mae Pool 5 .500 05/01/54 35,386,921
768,735 Fannie Mae Pool 5 .000 11/01/54 742,217
295,387 (a) Fannie Mae REMIC Trust 2 .413 12/25/42 153,129
3,342 Fannie Mae REMICS 7 .000 07/25/26 3,337
1,706,472 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .267 09/25/43 161,231
1,265,850 Fannie Mae REMICS 3 .000 07/25/45 1,108,387
2,508,700 Fannie Mae REMICS 3 .500 02/25/48 2,140,493
1,834,363 Fannie Mae REMICS 4 .000 07/25/48 1,679,800
4,708,219 Fannie Mae REMICS 2 .000 08/25/50 603,516
8,525,454 Fannie Mae REMICS 2 .000 08/25/50 5,558,536
3,896,352 Fannie Mae REMICS 2 .000 10/25/50 2,546,002
11,717,884 Fannie Mae REMICS 2 .500 11/25/50 1,634,872
3,987,903 Fannie Mae REMICS 3 .000 12/25/50 688,865
73,486 Fannie Mae REMICS 3 .000 02/25/51 12,399
4,700,390 Fannie Mae REMICS 2 .500 11/25/51 561,279
6,426,938 Fannie Mae REMICS 3 .500 04/25/52 4,738,965
1,537,036 Fannie Mae REMICS 4 .000 05/25/52 1,179,093
4,083,789 Fannie Mae REMICS 4 .500 07/25/52 3,805,618
2,407,659 Fannie Mae REMICS 4 .500 08/25/52 1,965,682
1,822,111 Fannie Mae REMICS 4 .000 09/25/52 1,493,242
2,118,478 Fannie Mae REMICS 4 .000 09/25/52 1,820,008
1,759,087 Fannie Mae REMICS 4 .500 10/25/52 1,573,587
2,008,014 Fannie Mae REMICS 4 .500 10/25/52 1,858,572
3,232,340 Fannie Mae REMICS 5 .500 11/25/52 3,091,150
267 Freddie Mac Gold Pool 8 .000 01/01/31 268
76,266 Freddie Mac Gold Pool 7 .000 12/01/33 79,112
13,367 Freddie Mac Gold Pool 4 .500 10/01/34 13,081
16,416 Freddie Mac Gold Pool 7 .000 05/01/35 17,029
780,181 Freddie Mac Gold Pool 5 .000 06/01/36 775,240
320,079 Freddie Mac Gold Pool 4 .500 10/01/44 307,600
100,444 Freddie Mac Gold Pool 4 .500 11/01/44 96,528
55,475 Freddie Mac Gold Pool 4 .500 11/01/44 53,313
51,603 Freddie Mac Gold Pool 4 .500 12/01/44 49,137
50,080 Freddie Mac Gold Pool 4 .500 12/01/44 48,128
466,427 Freddie Mac Gold Pool 3 .500 04/01/45 423,529
1,696,629 Freddie Mac Gold Pool 3 .500 08/01/45 1,547,414
958,941 Freddie Mac Gold Pool 3 .500 10/01/45 866,882
979,324 Freddie Mac Gold Pool 4 .500 06/01/47 942,198
1,041,242 Freddie Mac Gold Pool 4 .000 09/01/47 977,193
1,234,275 Freddie Mac Gold Pool 3 .500 12/01/47 1,112,743
6,739,743 Freddie Mac Gold Pool 4 .500 08/01/48 6,479,321
31,428,847 Freddie Mac Pool 3 .000 11/01/49 27,205,581
4,193,603 Freddie Mac Pool 2 .500 11/01/51 3,421,787
4,999,121 Freddie Mac Pool 3 .000 11/01/51 4,343,530
3,267,024 Freddie Mac Pool 3 .000 11/01/51 2,817,986
627,749 Freddie Mac Pool 3 .000 11/01/51 546,657
895,992 Freddie Mac Pool 3 .000 11/01/51 779,081
2,780,893 Freddie Mac Pool 3 .000 02/01/52 2,368,905
3,793,598 Freddie Mac Pool 3 .000 03/01/52 3,228,040
5,618,769 Freddie Mac Pool 2 .500 04/01/52 4,622,960
2,079,143 Freddie Mac Pool 3 .000 04/01/52 1,786,971
2,859,908 Freddie Mac Pool 4 .000 04/01/52 2,620,490
211,005 Freddie Mac Pool 3 .000 05/01/52 179,454
3,464,054 Freddie Mac Pool 3 .500 05/01/52 3,081,988
482,441 Freddie Mac Pool 3 .000 06/01/52 412,783

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,777,561 Freddie Mac Pool 3 .000% 06/01/52 $ 4,064,118
405,658 Freddie Mac Pool 3 .500 06/01/52 360,072
5,881,115 Freddie Mac Pool 4 .500 06/01/52 5,540,900
6,079,865 Freddie Mac Pool 4 .500 07/01/52 5,723,160
5,881,949 Freddie Mac Pool 4 .500 07/01/52 5,541,893
12,222,140 Freddie Mac Pool 5 .500 08/01/53 12,111,667
3,734,260 Freddie Mac REMICS 3 .500 01/15/47 3,206,004
681,128 Freddie Mac REMICS 4 .000 10/15/47 622,919
1,253,752 Freddie Mac REMICS 4 .000 11/15/47 1,159,393
3,434,268 Freddie Mac REMICS 4 .000 01/15/48 3,175,287
3,489,488 Freddie Mac REMICS 4 .000 03/15/48 3,203,392
1,013,172 Freddie Mac REMICS 4 .000 04/15/48 936,659
3,187,429 Freddie Mac REMICS 4 .000 04/15/48 2,912,060
2,546,198 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .381 06/15/48 2,235,224
1,806,529 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .301 10/15/48 1,489,130
3,080,534 Freddie Mac REMICS 2 .000 09/25/50 1,971,620
2,050,607 Freddie Mac REMICS 2 .000 09/25/50 265,609
2,871,548 Freddie Mac REMICS 3 .000 10/25/50 1,952,312
13,415,850 Freddie Mac REMICS 2 .500 02/25/51 2,220,790
3,649,330 Freddie Mac REMICS 2 .500 05/25/51 2,197,075
1,475,764 Freddie Mac REMICS 4 .000 08/25/52 1,187,853
2,710,542 Freddie Mac REMICS 4 .500 10/25/52 2,413,442
3,283,022 Freddie Mac REMICS 5 .500 11/25/52 3,187,940
1,675,344 Freddie Mac REMICS 5 .500 02/25/53 1,639,325
2,000,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.500%) 12 .069 10/25/41 2,154,306
4,425,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .669 01/25/42 4,737,223
890,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .319 02/25/42 936,831
4,982,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13 .788 02/25/42 5,497,079
6,705,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 6,950,431
10,590,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .919 05/25/42 11,089,349
14,620,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 9 .234 06/25/42 15,693,672
7,305,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .569 07/25/42 7,788,980
625,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 8 .119 08/25/42 657,739
6,335,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .269 09/25/42 6,696,381
510,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 535,782
285,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .810 04/25/43 300,899
1,795,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 8 .069 05/25/43 1,908,175
12,859 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .787 02/25/48 12,452
226,398 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .846 05/25/48 220,597
219,003 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3 .846 05/25/48 212,973
1,186,705 (a) Freddie Mac Strips, (SOFR30A + 5.806%) 1 .208 03/15/44 101,765
31,910 Ginnie Mae I Pool 5 .000 02/15/33 31,970
58,193 Ginnie Mae I Pool 5 .000 09/15/33 58,564
2,889,885 Ginnie Mae I Pool 3 .700 10/15/33 2,803,546
6,515 Ginnie Mae I Pool 5 .500 04/15/34 6,631
8,385 Ginnie Mae I Pool 5 .000 04/15/38 8,339
737,795 Ginnie Mae II Pool 4 .500 12/20/45 724,241
2,637,164 Ginnie Mae II Pool 2 .500 02/20/52 2,139,721
21,354,022 Ginnie Mae II Pool 3 .500 07/20/52 19,098,469
4,227,629 Ginnie Mae II Pool 4 .000 08/20/52 3,896,230
11,721,704 Ginnie Mae II Pool 4 .500 08/20/52 11,104,771
20,156,888 Ginnie Mae II Pool 4 .000 09/20/52 18,589,334
6,545,590 Government National Mortgage Association 5 .000 01/20/40 1,397,360
3,005,074 Government National Mortgage Association 4 .500 03/20/40 537,710
4,879,840 Government National Mortgage Association 5 .000 03/20/40 981,391
3,250,050 Government National Mortgage Association 2 .500 12/20/43 2,837,411
1,155,040 Government National Mortgage Association 3 .000 03/20/45 1,011,870
1,754,291 Government National Mortgage Association 4 .000 06/20/46 207,430
1,709,680 Government National Mortgage Association 5 .000 09/20/46 324,635
2,604,102 (a) Government National Mortgage Association, (TSFR1M + 5.986%) 1 .615 03/20/50 335,161
5,527,656 Government National Mortgage Association 3 .000 11/20/51 3,881,368
7,860,582 Government National Mortgage Association 3 .000 12/20/51 5,492,115

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,144,334 Government National Mortgage Association 3 .000% 01/20/52 $ 3,665,464
6,504,743 Government National Mortgage Association 3 .000 02/20/52 4,301,868
4,526,582 Government National Mortgage Association 4 .000 04/20/52 3,715,411
4,827,452 Government National Mortgage Association 5 .000 04/20/52 908,106
2,312,764 Government National Mortgage Association 4 .000 07/20/52 1,823,675
3,653,828 Government National Mortgage Association 4 .500 09/20/52 3,279,087
3,567,958 Government National Mortgage Association 4 .500 09/20/52 3,206,451
2,948,406 Government National Mortgage Association 4 .500 09/20/52 2,687,878
2,043,647 Government National Mortgage Association 4 .500 09/20/52 1,741,661
2,405,116 Government National Mortgage Association 4 .500 02/20/53 2,109,215
2,123,208 Government National Mortgage Association 5 .500 02/20/53 2,035,837
4,323,891 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .345 05/20/53 329,424
16,376,425 (a) Government National Mortgage Association, (SOFR30A + 26.100%) 6 .070 07/20/53 16,730,960
3,208,466 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 5 .247 08/20/53 3,313,499
36,338,963 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 286,191
6,656,542 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,293,909
3,876,928 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,082,331
1,227,444 (a),(e) GS Mortgage-Backed Securities Trust 2 .829 05/28/52 975,791
3,442,620 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 2,854,286
189,607 GSR Mortgage Loan Trust 6 .000 01/25/35 168,048
49,732 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5 .113 03/25/35 44,939
4,810,000 (a),(e) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,585,985
97,337 (a) JP Morgan Mortgage Trust 7 .129 11/25/33 94,472
174,468 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 154,696
292,948 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 255,177
87,677 (a),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 80,185
10,086,117 (a),(e) JP Morgan Mortgage Trust 0 .122 06/25/51 64,869
17,757,488 (a),(e) JP Morgan Mortgage Trust 0 .108 11/25/51 99,875
2,117,970 (a),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,683,881
17,702,367 (a),(e) JP Morgan Mortgage Trust 0 .116 12/25/51 107,075
2,463,927 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,958,932
3,581,642 (a),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,847,565
4,177,784 (a),(e) JP Morgan Mortgage Trust 0 .500 04/25/52 116,210
2,077,201 (a),(e) JP Morgan Mortgage Trust 3 .343 04/25/52 1,704,360
2,024,160 (a),(e) JP Morgan Mortgage Trust 3 .343 04/25/52 1,594,203
1,329,409 (a),(e) JP Morgan Mortgage Trust 3 .343 04/25/52 1,079,366
5,232,393 (a),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 4,159,986
1,293,177 (a),(e) JP Morgan Mortgage Trust 3 .000 06/25/52 1,078,632
7,995,614 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 87,897
5,695,759 (a),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 4,528,382
2,066,062 (a),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 1,770,332
5,843,132 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 4,844,556
3,837,605 (a),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 3,181,769
2,124,597 (a),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 1,761,509
3,332,779 (a),(e) JP Morgan Mortgage Trust 3 .000 04/25/53 2,763,216
1,043,551 (a),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 998,525
1,460,971 (a),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 1,421,806
3,153,894 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,510,478
2,545,680 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,025,327
2,720,246 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,380,682
650,000 (a),(e) NLT Trust 2 .569 08/25/56 459,143
2,296,345 (a),(e) OBX 3 .000 01/25/52 1,903,906
2,700,000 (a),(e) OBX Trust 2 .451 05/25/61 1,568,611
1,038,831 (a),(e) RCKT Mortgage Trust 3 .007 09/25/51 803,114
5,805,296 (a),(e) RCKT Mortgage Trust 2 .500 02/25/52 4,618,946
2,373,005 (a),(e) RCKT Mortgage Trust 3 .000 05/25/52 1,967,464
82,993 (a),(e) Sequoia Mortgage Trust 4 .000 06/25/49 76,682
564,446 (a),(e) Sequoia Mortgage Trust 3 .500 12/25/49 495,043
2,225,621 (a),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,769,468
238,950 (a),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 213,705
13,031,000 (a),(e) Verus Securitization Trust 3 .288 11/25/66 9,846,831
965,000 (a),(e) Verus Securitization Trust 7 .525 02/25/68 975,506

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 301,209 (e) Verus Securitization Trust (Step Bond) 2 .733% 05/25/65 $ 291,458
1,143,716 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 948,258
7,367,589 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .312 08/25/51 6,016,780
TOTAL MORTGAGE BACKED 1,098,467,705
MUNICIPAL BONDS - 0.1%
4,195,000 (e) Virgin Islands Water & Power Authority-Electric System 10 .250 07/01/26 4,185,501
TOTAL MUNICIPAL BONDS 4,185,501
U.S. TREASURY SECURITIES - 13.4%
8,004,000 United States Treasury Note/Bond 4 .250 11/30/26 8,002,408
2,470,000 United States Treasury Note/Bond 4 .000 12/15/27 2,451,004
3,284,000 United States Treasury Note/Bond 4 .125 11/30/29 3,246,690
1,050,000 United States Treasury Note/Bond 3 .500 04/30/30 1,004,800
300 United States Treasury Note/Bond 4 .250 02/28/31 297
33,286,000 United States Treasury Note/Bond 4 .125 11/30/31 32,575,337
37,595,000 United States Treasury Note/Bond 4 .250 11/15/34 36,615,146
30,500,000 United States Treasury Note/Bond 1 .750 08/15/41 19,749,763
14,775,000 United States Treasury Note/Bond 2 .000 11/15/41 9,920,227
1,823,000 United States Treasury Note/Bond 3 .250 05/15/42 1,482,810
9,440,000 United States Treasury Note/Bond 3 .875 05/15/43 8,308,182
320,955,000 United States Treasury Note/Bond 4 .125 08/15/44 290,454,579
20,000,000 United States Treasury Note/Bond 4 .625 11/15/44 19,392,198
135,110,000 United States Treasury Note/Bond 2 .250 02/15/52 81,909,116
105,474,000 United States Treasury Note/Bond 4 .375 08/15/54 96,318,943
10,560,000 United States Treasury Note/Bond 4 .500 11/15/54 10,068,200
TOTAL U.S. TREASURY SECURITIES 621,499,700
TOTAL GOVERNMENT BONDS
(Cost $2,005,936,348) 1,845,276,669
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.1%
1,982,716 (f),(j) Nuveen Ultra Short Income ETF 49,964,443
TOTAL INVESTMENT COMPANIES
(Cost $50,010,855) 49,964,443
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 (f) Morgan Stanley 870,619
139,125 Morgan Stanley 3,578,295
TOTAL FINANCIAL SERVICES 4,448,914
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,448,914
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.4%
ASSET BACKED - 4.4%
1,253,500 (e) AASET Trust 6 .413 01/16/40 626,760
Series - 2020 1A (Class C)
2,100,000 (a),(e) AGL CLO 19 Ltd, (TSFR3M + 2.750%) 7 .367 07/21/35 2,109,030
Series - 2022 19A (Class B1)
3,000,000 (a),(e) Apidos CLO XXIV, (TSFR3M + 1.612%) 6 .229 10/20/30 3,003,117
Series - 2016 24A (Class A2LX)
1,000,000 (a),(e) Apidos CLO XXIX, (TSFR3M + 1.812%) 6 .437 07/25/30 1,001,944
Series - 2018 29A (Class A2)
2,182,193 (e) Apollo aviation securitization 2 .798 01/15/47 1,986,080
Series - 2021 2A (Class A)
1,500,000 (a),(e) Ashford Hospitality Trust, (TSFR1M + 2.147%) 6 .545 06/15/35 1,486,565
Series - 2018 KEYS (Class C)
2,797,000 (e) Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,657,385
Series - 2021 1A (Class C)

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,075,000 (e) Avis Budget Rental Car Funding AESOP LLC 4 .080% 02/20/28 $ 4,774,492
Series - 2021 2A (Class D)
827,479 (e) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 811,268
Series - 2019 A (Class A)
407,128 (e) British Airways Pass Through Trust 8 .375 11/15/28 420,761
Series - 2020 A (Class A)
1,676,823 (e) British Airways Pass Through Trust 3 .800 09/20/31 1,605,257
Series - 2018 1 (Class AA)
5,100,000 (e) Capital Automotive REIT 4 .520 02/15/50 4,854,682
Series - 2020 1A (Class B2)
3,138,960 (e) Capital Automotive REIT 1 .920 08/15/51 2,958,717
Series - 2021 1A (Class A3)
2,450,000 (e) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,277,364
Series - 2020 1A (Class A3)
2,500,000 (e) Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,276,552
Series - 2020 1A (Class B1)
1,250,000 (a),(e) Cayuga Park CLO Ltd, (TSFR3M + 6.262%) 1 .000 07/17/34 1,259,695
Series - 2020 1A (Class ER)
193,861 (a) C-BASS Trust, (TSFR1M + 0.274%) 3 .166 07/25/36 189,463
Series - 2006 CB6 (Class A1)
6,451,318 (a),(e) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5 .876 04/07/52 645
Series - 2007 1A (Class A2)
4,651 Centex Home Equity 5 .540 01/25/32 4,659
Series - 2002 A (Class AF6)
6,296,164 (e) CF Hippolyta LLC 2 .280 07/15/60 6,103,382
Series - 2020 1 (Class B1)
2,806,290 (e) CF Hippolyta LLC 2 .600 07/15/60 2,425,264
Series - 2020 1 (Class B2)
10,131,311 (e) CF Hippolyta LLC 1 .530 03/15/61 9,605,033
Series - 2021 1A (Class A1)
8,482,028 (e) CF Hippolyta LLC 1 .980 03/15/61 7,907,338
Series - 2021 1A (Class B1)
4,375,000 (a),(e) CIFC Funding, (TSFR3M + 1.712%) 6 .368 04/15/34 4,383,225
Series - 2021 2A (Class B)
1,500,000 (a),(e) CIFC Funding Ltd, (TSFR3M + 2.562%) 7 .209 01/17/35 1,503,430
Series - 2014 4RA (Class BR)
1,675,000 (e) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 1,589,904
Series - 2021 1A (Class A2)
17,793 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 15,480
Series - 2002 S4 (Class A5)
9,850,000 (e) Crescendo Royalty Funding LP 3 .567 12/20/51 9,424,165
Series - 2021 1 (Class A)
4,249,538 (e) DB Master Finance LLC 4 .021 05/20/49 4,188,481
Series - 2019 1A (Class A2II)
3,079,375 (e) DB Master Finance LLC 4 .352 05/20/49 2,960,579
Series - 2019 1A (Class A23)
2,303,750 (e) DB Master Finance LLC 2 .045 11/20/51 2,180,595
Series - 2021 1A (Class A2I)
6,693,000 (e) DB Master Finance LLC 2 .493 11/20/51 6,042,881
Series - 2021 1A (Class A2II)
455,963 (e) Diamond Resorts Owner Trust 2 .700 11/21/33 445,605
Series - 2021 1A (Class C)
237,481 (e) Diamond Resorts Owner Trust 3 .830 11/21/33 231,510
Series - 2021 1A (Class D)
2,847,425 (e) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,836,145
Series - 2015 1A (Class A2II)
1,492,313 (e) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,483,412
Series - 2018 1A (Class A2I)
141,127 (a),(e) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 5 .553 05/25/37 140,569
Series - 2007 2 (Class A2C)
3,250,000 (a),(e) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%) 8 .232 04/18/37 3,329,189
Series - 2024 1A (Class D)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 188,406 (e) HERO Funding Trust 3 .280% 09/20/48 $ 164,018
Series - 2017 2A (Class A1)
376,812 (e) HERO Funding Trust 4 .070 09/20/48 336,448
Series - 2017 2A (Class A2)
3,750,000 (e) HIFI A2 3 .939 02/01/62 3,605,924
Series - 2022 1A (Class A2)
268,871 (e) Hilton Grand Vacations Trust 4 .000 02/25/32 267,165
Series - 2018 AA (Class C)
727,668 (e) Hilton Grand Vacations Trust 2 .840 07/25/33 709,679
Series - 2019 AA (Class C)
16,018 (a) Home Equity Asset Trust, (TSFR1M + 1.614%) 3 .986 06/25/33 15,625
Series - 2003 1 (Class M1)
1,362,802 (e) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,294,648
Series - 2019 1 (Class A)
5,654,939 (e) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 5,255,632
Series - 2019 2 (Class A)
3,000,000 (c),(e) Industrial DPR Funding Ltd 5 .380 04/15/34 2,589,570
Series - 2022 1A (Class 1)
1,352,352 (e) Jonah Energy Abs I LLC 7 .200 11/20/37 1,355,768
Series - 2022 1 (Class A1)
2,135,329 (e) Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 1,977,830
Series - 2021 1 (Class C)
1,000,000 (a),(e) Madison Park Funding XXXVI Ltd, (TSFR3M + 3.500%) 5 .981 04/15/35 1,003,987
Series - 2019 36A (Class D1R)
3,500,000 (a),(e) Magnetite XXIII Ltd, (TSFR3M + 2.312%) 6 .937 01/25/35 3,507,528
Series - 2019 23A (Class CR)
1,000,000 (a),(e) Magnetite XXIII Ltd, (TSFR3M + 6.562%) 7 .484 01/25/35 1,007,040
Series - 2019 23A (Class ER)
800,000 (a),(e) MSCG Trust 3 .462 06/07/35 741,267
Series - 2015 ALDR (Class C)
4,310,000 (a),(e) MSCG Trust 3 .462 06/07/35 3,907,555
Series - 2015 ALDR (Class D)
640,132 (e) MVW LLC 2 .230 05/20/39 599,168
Series - 2021 2A (Class C)
362,467 (e) MVW Owner Trust 3 .330 11/20/36 357,991
Series - 2019 1A (Class C)
1,730,000 (a),(e) Myers Park CLO Ltd, (TSFR3M + 1.862%) 6 .479 10/20/30 1,734,910
Series - 2018 1A (Class B1)
1,500,000 (e) NBC Funding LLC 4 .970 07/30/51 1,417,359
Series - 2021 1 (Class B)
1,000,000 (e) Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 946,093
Series - 2021 1A (Class B1)
1,000,000 (a),(e) Palmer Square CLO Ltd, (TSFR3M + 3.212%) 5 .462 01/15/35 1,005,196
Series - 2021 3A (Class D)
2,500,000 (a),(e) Palmer Square CLO Ltd, (TSFR3M + 3.050%) 7 .667 04/20/35 2,515,847
Series - 2022 1A (Class D)
600,000 (e) Progress Residential Trust 2 .711 11/17/40 539,804
Series - 2021 SFR9 (Class D)
2,713,558 (e) Purewest Funding LLC 4 .091 12/22/36 2,665,970
Series - 2021 1 (Class A1)
730,410 (e) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 707,313
Series - 2021 1A (Class C)
132,623 (e) SolarCity LMC 4 .800 11/20/38 131,553
Series - 2013 1 (Class A)
5,875,000 (e) Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,651,762
Series - 2021 1A (Class A2)
2,233,888 (e) START Ireland 5 .095 03/15/44 2,166,961
Series - 2019 1 (Class B)
111,294 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5 .353 09/25/34 105,697
Series - 2004 8 (Class M1)
10,300,000 (e) Subway Funding LLC 6 .028 07/30/54 10,425,412
Series - 2024 1A (Class A2I)

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,250,000 (e) Taco Bell Funding LLC 4 .970% 05/25/46 $ 5,239,957
Series - 2016 1A (Class A23)
4,563,713 (e) Taco Bell Funding LLC 1 .946 08/25/51 4,261,902
Series - 2021 1A (Class A2I)
4,833,900 (e) Taco Bell Funding LLC 2 .294 08/25/51 4,286,970
Series - 2021 1A (Class A2II)
2,500,000 (a),(e) TCW CLO Ltd, (LIBOR 3 M + 7.122%) 6 .985 07/25/34 2,515,800
Series - 2021 2A (Class E)
3,549,916 United Airlines Pass Through Trust 3 .700 03/01/30 3,238,807
Series - 2018 1 (Class A)
8,865,718 (e) Vine 2 .790 11/15/50 8,122,102
Series - 2020 1A (Class A)
1,389,941 (e) Vine 6 .420 11/15/50 1,314,247
Series - 2020 1A (Class C)
1,832,628 (e) Vivint Colar Financing V LLC 7 .370 04/30/48 1,705,224
Series - 2018 1A (Class B)
6,508,932 (e) Wendys Funding LLC 3 .884 03/15/48 6,235,922
Series - 2018 1A (Class A2II)
5,604,001 (e) Wendy's Funding LLC 2 .370 06/15/51 4,989,022
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 201,721,296
OTHER MORTGAGE BACKED - 9.0%
8,000,000 (e) 225 Liberty Street Trust 3 .597 02/10/36 7,591,538
Series - 2016 225L (Class A)
140,625 (a),(e) Agate Bay Mortgage Trust 3 .500 09/25/45 126,817
Series - 2015 6 (Class A9)
1,895,000 (a),(e) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%) 7 .012 07/15/41 1,909,761
Series - 2024 IND (Class A)
2,000,000 (a) BANK 3 .948 11/15/50 1,754,443
Series - 2017 BNK8 (Class B)
3,000,000 (e) BANK 2 .500 10/17/52 2,077,947
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 885,615
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 869,617
Series - 2019 BN23 (Class B)
2,000,000 BANK 1 .925 12/15/53 1,650,940
Series - 2020 BN30 (Class A4)
1,696,000 BANK 3 .011 09/15/62 1,525,189
Series - 2019 BN20 (Class A3)
4,000,000 (a) BANK5 6 .260 04/15/56 4,133,305
Series - 2023 5YR1 (Class A3)
1,725,000 BANK5 5 .769 06/15/57 1,766,199
Series - 2024 5YR7 (Class A3)
4,500,000 (a),(e) BBCMS Mortgage Trust 4 .267 08/05/38 3,659,388
Series - 2018 CHRS (Class E)
2,500,000 (a),(e) BBCMS Trust 4 .957 08/10/35 2,246,286
Series - 2015 SRCH (Class D)
1,769,000 (a),(e) Benchmark Mortgage Trust 2 .791 09/15/48 1,476,164
Series - 2020 IG2 (Class AM)
2,800,000 (a),(e) Benchmark Mortgage Trust 3 .129 09/15/48 2,207,674
Series - 2020 IG3 (Class AS)
5,000,000 (a),(e) Benchmark Mortgage Trust 3 .536 09/15/48 4,653,003
Series - 2020 IG3 (Class BXA)
2,000,000 Benchmark Mortgage Trust 4 .232 01/15/52 1,916,609
Series - 2018 B8 (Class A5)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 1,040,782
Series - 2019 B9 (Class AS)
2,000,000 (a) Benchmark Mortgage Trust 4 .510 05/15/53 1,941,666
Series - 2018 B7 (Class A4)
9,100,000 (e) Benchmark Mortgage Trust 4 .139 07/15/53 8,710,898
Series - 2020 B18 (Class AGNF)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 6,500,000 (a) Benchmark Mortgage Trust 2 .563% 02/15/54 $ 4,562,721
Series - 2021 B23 (Class C)
2,000,000 Benchmark Mortgage Trust 2 .224 08/15/54 1,663,084
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 2,003,535
Series - 2023 B38 (Class A2)
3,540,000 Benchmark Mortgage Trust 3 .493 12/15/62 2,833,451
Series - 2019 B14 (Class B)
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 0 .000 08/15/52 1,199,090
3,550,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 1.946%) 6 .343 04/15/34 3,506,791
Series - 2019 IMC (Class D)
2,035,437 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 5 .789 03/15/41 2,046,154
Series - 2024 XL5 (Class A)
2,000,000 (a),(e) BXP Trust 2 .775 01/15/44 1,513,783
Series - 2021 601L (Class D)
1,800,000 (a) CD Mortgage Trust 3 .879 11/10/49 1,512,008
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 3 .976 11/10/49 553,301
Series - 2016 CD2 (Class C)
1,400,000 (a) CD Mortgage Trust 4 .536 02/10/50 536,817
Series - 2017 CD3 (Class C)
4,000,000 (a),(e) Century Plaza Towers 2 .997 11/13/39 3,104,993
Series - 2019 CPT (Class E)
216,971 (a),(e) CF Mortgage Trust 2 .840 04/15/25 214,926
Series - 2020 P1 (Class A1)
8,750,000 (a),(e) CF Mortgage Trust 3 .603 04/15/52 7,751,922
Series - 2020 P1 (Class A2)
5,000,000 (a) CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,767,512
Series - 2016 C6 (Class AM)
3,400,000 (a),(e) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%) 6 .412 10/15/38 3,390,765
Series - 2021 PRM2 (Class D)
1,129,262 (a),(e) Citigroup Commercial Mortgage Trust 4 .445 07/10/47 1,041,814
Series - 2014 GC23 (Class D)
2,600,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,551,131
Series - 2015 GC29 (Class B)
1,650,000 (a) Citigroup Commercial Mortgage Trust 4 .202 04/10/48 1,605,442
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,614,037
Series - 2016 GC37 (Class B)
1,670,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 1,455,604
Series - 2019 GC41 (Class AS)
3,000,000 (a),(e) COMM Mortgage Trust 5 .383 08/10/46 2,560,309
Series - 2013 LC13 (Class D)
4,529,608 (a) COMM Mortgage Trust 4 .585 02/10/47 4,355,351
Series - 2014 CR14 (Class B)
2,937,047 COMM Mortgage Trust 4 .377 05/10/47 2,867,606
Series - 2014 CR17 (Class B)
5,150,000 (a),(e) COMM Mortgage Trust 4 .767 06/10/47 2,446,250
Series - 2014 UBS3 (Class D)
2,500,000 (e) COMM Mortgage Trust 3 .000 03/10/48 1,709,000
Series - 2015 CR22 (Class E)
2,600,000 (a),(e) COMM Mortgage Trust 4 .070 03/10/48 1,972,373
Series - 2015 CR22 (Class D)
3,340,500 (a) COMM Mortgage Trust 4 .070 03/10/48 2,940,325
Series - 2015 CR22 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .332 05/10/48 2,028,691
Series - 2015 CR23 (Class D)
1,500,000 (a) COMM Mortgage Trust 4 .043 07/10/48 1,483,513
Series - 2015 LC21 (Class AM)
2,500,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,225,700
Series - 2015 CR24 (Class D)

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a) COMM Mortgage Trust 4 .348% 08/10/48 $ 2,442,998
Series - 2015 CR24 (Class B)
3,000,000 (a) COMM Mortgage Trust 4 .348 08/10/48 2,723,882
Series - 2015 CR24 (Class C)
3,175,000 (a) COMM Mortgage Trust 4 .463 10/10/48 2,812,715
Series - 2015 CR26 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .516 05/10/51 2,082,092
Series - 2018 COR3 (Class B)
5,445,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8 .069 03/25/42 5,722,193
Series - 2022 R03 (Class 1M2)
2,475,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 7 .569 04/25/42 2,566,858
Series - 2022 R05 (Class 2M2)
2,500,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%) 11 .569 04/25/42 2,734,778
Series - 2022 R05 (Class 2B2)
15,060,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 8 .419 05/25/42 15,972,345
Series - 2022 R06 (Class 1M2)
3,565,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .169 07/25/42 3,763,658
Series - 2022 R08 (Class 1M2)
5,675,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 9 .310 09/25/42 6,162,810
Series - 2022 R09 (Class 2M2)
430,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.750%) 11 .310 09/25/42 479,950
Series - 2022 R09 (Class 2B1)
9,681,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 8 .310 12/25/42 10,343,426
Series - 2023 R01 (Class 1M2)
738,072 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 736,057
Series - 2015 C1 (Class A4)
1,850,000 (a),(e) CSMC 3 .388 10/25/59 1,723,598
Series - 2019 NQM1 (Class M1)
1,799,583 (a),(e) CSMC 2 .130 05/25/65 1,266,581
Series - 2021 NQM1 (Class M1)
1,735,767 (a),(e) CSMC 2 .405 10/25/66 1,503,758
Series - 2021 NQM8 (Class A3)
5,065,000 DBJPMortgage Trust 3 .539 05/10/49 4,908,199
Series - 2016 C1 (Class AM)
1,498,256 (a),(e) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%) 6 .631 11/15/38 1,499,704
Series - 2021 ELP (Class E)
789,889 (a),(e) Flagstar Mortgage Trust 3 .972 10/25/47 703,360
Series - 2017 2 (Class B3)
29,395 (a),(e) Flagstar Mortgage Trust 4 .000 09/25/48 27,225
Series - 2018 5 (Class A11)
1,217,864 (a),(e) Flagstar Mortgage Trust 2 .500 04/25/51 968,256
Series - 2021 2 (Class A4)
1,612,248 (a),(e) Flagstar Mortgage Trust 2 .500 06/01/51 1,281,809
Series - 2021 4 (Class A21)
1,020,001 (a),(e) Flagstar Mortgage Trust 3 .343 07/25/51 807,592
Series - 2021 5INV (Class B4)
7,635,274 (a),(e) Flagstar Mortgage Trust 3 .000 10/25/51 6,330,427
Series - 2021 10IN (Class A17)
5,200,000 (a),(e) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 6 .562 11/15/36 5,120,689
Series - 2021 ARDN (Class C)
3,000,000 (a),(e) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%) 7 .862 11/15/36 2,975,424
Series - 2021 ARDN (Class E)
2,517,740 (a),(e) GS Mortgage Securities Trust 4 .285 02/10/46 2,485,327
Series - 2013 GC10 (Class C)
2,250,000 (a) GS Mortgage Securities Trust 3 .979 10/10/49 2,072,448
Series - 2016 GS3 (Class C)
3,725,000 (a) GS Mortgage Securities Trust 3 .950 11/10/49 3,152,688
Series - 2016 GS4 (Class C)
2,000,000 (e) GS Mortgage Securities Trust 3 .000 08/10/50 1,709,582
Series - 2017 GS7 (Class D)
3,800,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 3,568,900
Series - 2019 GC38 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,500,000 (a) GS Mortgage Securities Trust 4 .761% 02/10/52 $ 1,346,496
Series - 2019 GC38 (Class C)
1,000,000 (a) GS Mortgage Securities Trust 3 .405 02/13/53 868,424
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,476,158
Series - 2020 GSA2 (Class A5)
42,445 (a),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 39,301
Series - 2019 PJ2 (Class A1)
99,702 (a),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 92,318
Series - 2019 PJ2 (Class A4)
221,409 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 185,654
Series - 2020 PJ4 (Class A4)
14,292,262 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .251 03/27/51 171,564
Series - 2020 PJ5 (Class AX1)
407,770 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 341,935
Series - 2020 PJ5 (Class A4)
951,698 (a),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 759,587
Series - 2020 PJ6 (Class A4)
4,993,691 (a),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,970,207
Series - 2021 PJ5 (Class A4)
3,457,185 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 2,866,362
Series - 2022 PJ2 (Class A36)
261,592 (a),(e) GS Mortgage-Backed Securities Trust 3 .612 05/25/50 223,486
Series - 2020 PJ1 (Class B2)
515,814 (a),(e) GS Mortgage-Backed Securities Trust 3 .028 12/25/51 400,773
Series - 2021 INV1 (Class B4)
7,981,678 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,345,790
Series - 2021 PJ7 (Class A4)
3,901,487 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,101,856
Series - 2021 PJ8 (Class A4)
1,464,196 (a),(e) GS Mortgage-Backed Securities Trust 2 .721 01/25/52 1,135,911
Series - 2021 PJ7 (Class B2)
1,007,308 (a),(e) GS Mortgage-Backed Securities Trust 3 .246 06/25/52 797,046
Series - 2022 LTV1 (Class B3)
1,991,468 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,651,131
Series - 2022 INV1 (Class A4)
3,529,733 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 2,926,512
Series - 2022 HP1 (Class A4)
2,458,288 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,038,174
Series - 2022 PJ5 (Class A36)
4,371,525 (a),(e) GS Mortgage-Backed Securities Trust 4 .352 12/25/52 3,790,884
Series - 2022 LTV2 (Class B3)
2,188,289 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 1,814,316
Series - 2022 PJ6 (Class A24)
3,225,685 (a),(e) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 2,763,865
Series - 2023 PJ1 (Class A24)
170,518 (e) GSMPS Mortgage Loan Trust 7 .500 03/25/35 166,418
Series - 2005 RP2 (Class 1A2)
150,335 (e) GSMPS Mortgage Loan Trust 7 .500 09/25/35 149,302
Series - 2005 RP3 (Class 1A2)
5,500,000 (a),(e) HTL Commercial Mortgage Trust 7 .088 05/10/39 5,604,260
Series - 2024 T53 (Class C)
2,250,000 (a),(e) Hudson Yards Mortgage Trust 3 .443 07/10/39 1,991,929
Series - 2019 30HY (Class D)
1,000,000 (a),(e) Hudson Yards Mortgage Trust 2 .943 12/10/41 845,837
Series - 2019 55HY (Class D)
1,490,000 (a),(e) Hudson Yards Mortgage Trust 2 .943 12/10/41 1,165,165
Series - 2019 55HY (Class F)
505,045 (a),(e) Imperial Fund Mortgage Trust 2 .051 10/25/55 472,962
Series - 2020 NQM1 (Class A3)
440,000 (a),(e) Imperial Fund Mortgage Trust 3 .531 10/25/55 392,267
Series - 2020 NQM1 (Class M1)

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 26,102 (a) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%) 5 .013% 04/25/47 $ 25,070
Series - 2007 S1 (Class A1)
218,181 (a),(e) JP Morgan Chase Commercial Mortgage Securities Corp 3 .983 01/15/46 205,963
Series - 2013 C13 (Class D)
1,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust 3 .267 01/16/37 695,050
Series - 2020 NNN (Class CFX)
2,140,000 JP Morgan Chase Commercial Mortgage Securities Trust 2 .822 08/15/49 2,072,304
Series - 2016 JP2 (Class A4)
720,978 (a),(e) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%) 6 .147 12/25/44 699,969
Series - 2015 1 (Class B1)
57,422 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/45 52,137
Series - 2015 3 (Class A19)
291,325 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/45 261,627
Series - 2015 6 (Class A13)
618,113 (a),(e) JP Morgan Mortgage Trust 3 .500 09/25/48 540,009
Series - 2018 3 (Class A13)
900,601 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 788,293
Series - 2018 5 (Class A13)
618,981 (a),(e) JP Morgan Mortgage Trust 5 .214 10/26/48 623,321
Series - 2017 5 (Class A2)
114,194 (a),(e) JP Morgan Mortgage Trust 4 .000 02/25/49 104,498
Series - 2018 9 (Class A13)
171,749 (a),(e) JP Morgan Mortgage Trust 4 .000 05/25/49 157,754
Series - 2019 1 (Class A15)
2,300,402 (a),(e) JP Morgan Mortgage Trust 3 .817 06/25/50 2,000,525
Series - 2020 1 (Class B2)
11,709,174 (a),(e) JP Morgan Mortgage Trust 0 .137 07/25/51 83,894
Series - 2021 3 (Class AX1)
8,214,888 (a),(e) JP Morgan Mortgage Trust 0 .131 08/25/51 56,246
Series - 2021 4 (Class AX1)
964,816 (a),(e) JP Morgan Mortgage Trust 2 .881 08/25/51 746,491
Series - 2021 4 (Class B2)
15,873,293 (a),(e) JP Morgan Mortgage Trust 0 .134 10/25/51 115,096
Series - 2021 6 (Class AX1)
2,838,492 (a),(e) JP Morgan Mortgage Trust 2 .500 10/25/51 2,261,970
Series - 2021 6 (Class A15)
4,315,643 (a),(e) JP Morgan Mortgage Trust 0 .400 12/25/51 94,665
Series - 2021 INV2 (Class AX4)
949,731 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 755,079
Series - 2021 10 (Class A15)
1,632,905 (a),(e) JP Morgan Mortgage Trust 3 .213 01/25/52 1,269,348
Series - 2021 INV4 (Class B4)
1,018,201 (a),(e) JP Morgan Mortgage Trust 2 .500 02/25/52 809,515
Series - 2021 12 (Class A15)
1,529,726 (a),(e) JP Morgan Mortgage Trust 2 .500 05/25/52 1,216,201
Series - 2021 14 (Class A15)
972,681 (a),(e) JP Morgan Mortgage Trust 2 .927 05/25/52 798,866
Series - 2021 LTV2 (Class A3)
558,126 (a),(e) JP Morgan Mortgage Trust 3 .285 05/25/52 437,927
Series - 2021 INV8 (Class B4)
1,500,897 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 1,236,456
Series - 2022 2 (Class A25)
2,071,112 (a),(e) JP Morgan Mortgage Trust 3 .000 09/25/52 1,706,206
Series - 2022 INV3 (Class A6)
3,817,789 (a),(e) JP Morgan Mortgage Trust 3 .500 09/25/52 3,280,726
Series - 2022 LTV2 (Class A6)
2,795,780 (a),(e) JP Morgan Mortgage Trust 3 .000 12/25/52 2,317,989
Series - 2022 7 (Class 1A17)
911,620 (a),(e) JP Morgan Mortgage Trust 4 .000 12/25/52 807,024
Series - 2022 7 (Class 2A6A)
1,628,231 JPMBB Commercial Mortgage Securities Trust 4 .110 09/15/47 1,560,863
Series - 2014 C22 (Class AS)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,100,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .512% 09/15/47 $ 1,047,516
Series - 2014 C22 (Class B)
1,688,355 (a) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 1,648,939
Series - 2014 C23 (Class B)
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 1,468,476
Series - 2014 C23 (Class C)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,746,875
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,401,502
Series - 2015 C31 (Class AS)
6,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 5,331,043
Series - 2015 C31 (Class B)
2,500,000 (a),(e) JPMBB Commercial Mortgage Securities Trust 4 .199 03/17/49 2,190,936
Series - 2016 C1 (Class D1)
982,816 JPMCC Commercial Mortgage Securities Trust 3 .379 09/15/50 951,059
Series - 2017 JP7 (Class A3)
2,800,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 2,084,149
Series - 2020 COR7 (Class AS)
297,664 MASTR Alternative Loan Trust 7 .000 01/25/34 293,104
Series - 2004 1 (Class 3A1)
218,951 Mid-State Capital Corp Trust 5 .745 01/15/40 218,399
Series - 2005 1 (Class A)
341,131 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 338,100
Series - 2014 C19 (Class B)
2,140,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 2,124,394
Series - 2015 MS1 (Class A4)
129,081 (a) Morgan Stanley Capital I Trust 6 .079 12/12/49 46,146
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 287,416
Series - 2017 HR2 (Class A4)
2,150,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 2,071,874
Series - 2018 H3 (Class AS)
2,000,000 (a),(e) Morgan Stanley Capital I Trust 3 .900 09/24/57 1,880,976
Series - 2024 NSTB (Class AS)
856,359 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 750,613
Series - 2021 4 (Class A4)
2,386,035 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 4 .000 02/25/53 2,133,102
Series - 2023 1 (Class A7)
1,500,000 (e) MRCD Mortgage Trust 2 .718 12/15/36 1,069,200
Series - 2019 PARK (Class E)
1,495,056 (a),(e) MSC Trust, (TSFR1M + 0.892%) 5 .290 11/15/36 1,491,381
Series - 2021 ILP (Class A)
9,507,202 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 8,646,256
Series - 2019 MILE (Class A)
3,000,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%) 7 .977 07/15/36 2,116,046
Series - 2019 MILE (Class E)
4,500,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 8 .727 07/15/36 2,926,456
Series - 2019 MILE (Class F)
829,166 (a),(e) New Residential Mortgage Loan Trust 3 .512 03/25/52 658,483
Series - 2022 INV1 (Class B4)
59,418 (a) New York Mortgage Trust, (TSFR1M + 0.594%) 4 .933 02/25/36 58,730
Series - 2005 3 (Class A1)
4,750,000 (a),(e) NRTH Mortgage Trust, (TSFR1M + 1.641%) 6 .038 03/15/39 4,760,121
Series - 2024 PARK (Class A)
3,750,000 (a),(e) NYC Trust, (TSFR1M + 2.840%) 7 .237 08/15/29 3,782,983
Series - 2024 3ELV (Class C)
4,728,843 (a),(e) OBX Trust 2 .500 07/25/51 3,759,641
Series - 2021 J2 (Class A19)
3,720,985 (a),(e) OBX Trust 3 .500 08/25/52 3,248,619
Series - 2022 J2 (Class A1)
3,612,571 (a),(e) OBX Trust 4 .000 10/25/52 3,196,889
Series - 2022 INV5 (Class A13)

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,429,024 (a),(e) Oceanview Mortgage Trust 2 .500% 05/25/51 $ 1,136,137
Series - 2021 1 (Class A19)
986,772 (a),(e) Oceanview Mortgage Trust 4 .500 11/25/52 911,752
Series - 2022 1 (Class A1)
7,500,000 (e) One Bryant Park Trust 2 .516 09/15/54 6,558,420
Series - 2019 OBP (Class A)
2,000,000 (a),(e) ONNI Commerical Mortgage Trust 5 .951 07/15/39 2,009,437
Series - 2024 APT (Class B)
2,800,000 (a),(e) OPEN Trust, (TSFR1M + 5.236%) 9 .633 11/15/40 2,831,557
Series - 2023 AIR (Class C)
1,500,000 (a),(e) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%) 5 .392 07/15/38 1,421,139
Series - 2021 MF (Class A)
1,271,645 (a),(e) RCKT Mortgage Trust 3 .500 06/25/52 1,092,758
Series - 2022 4 (Class A22)
136,903 (a),(e) Sequoia Mortgage Trust 3 .500 05/25/45 122,883
Series - 2015 2 (Class A1)
172,180 (a),(e) Sequoia Mortgage Trust 3 .500 06/25/46 154,245
Series - 2016 1 (Class A19)
499,943 (a),(e) Sequoia Mortgage Trust 3 .500 02/25/47 442,548
Series - 2017 2 (Class A19)
1,055,856 (a),(e) Sequoia Mortgage Trust 3 .722 09/25/47 975,787
Series - 2017 6 (Class B1)
191,760 (a),(e) Sequoia Mortgage Trust 3 .500 03/25/48 169,764
Series - 2018 3 (Class A1)
14,183 (a),(e) Sequoia Mortgage Trust 4 .000 09/25/48 13,145
Series - 2018 7 (Class A19)
1,618,113 (a),(e) Sequoia Mortgage Trust 3 .000 04/25/50 1,351,821
Series - 2020 3 (Class A19)
2,500,000 (e) SLG Office Trust 2 .851 07/15/41 2,015,269
Series - 2021 OVA (Class E)
2,397,989 (a),(e) Verus Securitization Trust 2 .240 10/25/66 2,029,290
Series - 2021 7 (Class A3)
1,500,000 (a),(e) VNDO Trust 3 .903 01/10/35 1,400,744
Series - 2016 350P (Class E)
5,132 (a) Washington Mutual Mortgage Pass-Through Certificates Trust 5 .615 08/25/38 5,049
Series - 2004 RA3 (Class 2A)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .069 05/15/48 1,851,569
Series - 2015 NXS1 (Class D)
1,300,000 (a) Wells Fargo Commercial Mortgage Trust 4 .818 12/15/48 1,257,266
Series - 2015 P2 (Class C)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 5 .820 08/15/57 2,031,413
Series - 2024 C63 (Class AS)
1,200,000 (e) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,125,762
Series - 2015 NXS3 (Class D)
59,605 (a),(e) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 55,626
Series - 2019 2 (Class A17)
265,903 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 221,477
Series - 2020 4 (Class A17)
6,193,793 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,924,342
Series - 2021 2 (Class A17)
1,166,221 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 927,197
Series - 2022 2 (Class A18)
1,474,026 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,222,119
Series - 2022 INV1 (Class A18)
2,553,267 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,195,683
Series - 2022 INV1 (Class A17)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 81,899 (a),(e) WinWater Mortgage Loan Trust 3 .928% 06/20/44 $ 67,315
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 415,739,079
TOTAL STRUCTURED ASSETS
(Cost $670,152,715) 617,460,375
TOTAL LONG-TERM INVESTMENTS
(Cost $4,837,879,806) 4,511,500,460
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
48,371,879 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (l) 48,371,879
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $48,371,879) 48,371,879
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.5%
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/03/25 4,998,246
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/17/25 4,990,059
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 9,906,667
2,500,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 2,497,661
TOTAL GOVERNMENT AGENCY DEBT 22,392,633
REPURCHASE AGREEMENT - 0.8%
35,655,000 (m) Fixed Income Clearing Corporation 4 .460 01/02/25 35,655,000
TOTAL REPURCHASE AGREEMENT 35,655,000
TREASURY DEBT - 0.3%
10,000,000 United States Treasury Bill 0 .000 01/02/25 10,000,000
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,972,655
TOTAL TREASURY DEBT 14,972,655
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,019,415) 73,020,288
TOTAL INVESTMENTS - 100.3%
(Cost $4,959,271,100) 4,632,892,627
OTHER ASSETS & LIABILITIES, NET - (0.3)% (13,661,939)
NET ASSETS - 100.0% $ 4,619,230,688
BRL Brazilian Real
COP Colombia Peso
DOP Dominican Republic Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Core Plus Bond

Portfolio of Investments December 31, 2024
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,326,949,977 or 28.6% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,281,508.
(g) Perpetual security. Maturity date is not applicable.
(h) Payment in Kind Bond
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Affiliated holding
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $35,663,835 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $36,368,238.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,586,096 EUR 1,445,818 Bank of America, N.A. 01/13/25 $ 87,653
Total  $ 87,653
Total unrealized appreciation on forward foreign currency contracts  $ 87,653
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 12,000,000 $ 943,501 $ 1,028,416 $ (84,915)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 10,000,000 $ (786,251) $ (732,236) $ (54,015)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 10,000,000 (786,251) (771,615) (14,636)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 10,000,000 (786,250) (783,429) (2,821)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/29 212,500,000 (16,707,827) (14,763,733) (1,944,094)
Total $ (19,066,579) $ (17,051,013) $ (2,015,566)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $207,661,847 $— $207,661,847
Common stocks — 35,434 15 35,449
Corporate bonds — 1,786,652,763 — 1,786,652,763
Government bonds — 1,845,276,669 — 1,845,276,669
Investment companies 49,964,443 — — 49,964,443
Preferred stocks 4,448,914 — — 4,448,914
Structured assets — 614,870,805 2,589,570 617,460,375
Investments purchased with collateral from securities lending 48,371,879 — — 48,371,879
Short-Term Investments
:
Government agency debt — 22,392,633 — 22,392,633
Repurchase agreement — 35,655,000 — 35,655,000
Treasury debt — 14,972,655 — 14,972,655
Investments in Derivatives
:
Credit default swap contracts* — (2,100,481) — (2,100,481)
Forward foreign currency contracts* — 87,653 — 87,653
Total $102,785,236 $4,525,504,978 $2,589,585 $4,630,879,799
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

5-15 Year Laddered Tax Exempt Bond
Portfolio of Investments December 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
LONG-TERM MUNICIPAL BONDS - 97.5%
ALABAMA - 1.1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 220,895
500,000 City of Birmingham AL 5 .000 12/01/30 528,818
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 651,711
630,000 County of Mobile AL 5 .000 02/01/34 674,086
250,000 Jackson County Board of Education 3 .000 03/01/39 212,579
TOTAL ALABAMA 2,288,089
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 510,448
TOTAL ALASKA 510,448
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 163,078
190,000 Pinal County Electric District No 3 5 .000 07/01/33 194,229
1,005,000 Salt River Project Agricultural Improvement & Power District 5 .000 01/01/38 1,048,828
TOTAL ARIZONA 1,406,135
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,058,700
TOTAL ARKANSAS 1,058,700
CALIFORNIA - 4.9%
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,558,037
1,250,000 California Housing Finance Agency 3 .650 09/01/34 1,231,497
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,703,365
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,074,061
800,000 Sacramento City Unified School District 5 .000 08/01/39 869,898
2,475,000 State of California 4 .000 03/01/36 2,554,388
TOTAL CALIFORNIA 9,991,246
COLORADO - 0.6%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,004,035
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 252,175
TOTAL COLORADO 1,256,210
CONNECTICUT - 3.4%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,251,311
765,000 Capital Region Development Authority 5 .000 06/15/33 807,897
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,049,242
330,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/30 338,622
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/32 362,116
350,000 Connecticut State Health & Educational Facilities Authority 5 .000 07/01/33 361,717
1,540,000 State of Connecticut 3 .000 01/15/36 1,407,963
255,000 State of Connecticut 5 .000 11/15/38 281,291
200,000 State of Connecticut 5 .000 01/15/39 223,225
TOTAL CONNECTICUT 7,083,384
DISTRICT OF COLUMBIA - 0.9%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5 .000 10/01/32 1,504,646
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 312,208
TOTAL DISTRICT OF COLUMBIA 1,816,854
FLORIDA - 6.5%
2,500,000 Brevard County School District 5 .000 07/01/31 2,603,425
210,000 City of Mount Dora FL Fire Protection Assessment Revenue 5 .000 05/01/30 219,918
1,000,000 County of Miami-Dade FL Water & Sewer System Revenue 5 .000 10/01/32 1,132,153
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 588,140
490,000 (a) Florida Development Finance Corp 12 .000 07/15/32 522,607
750,000 Florida Development Finance Corp 4 .000 11/15/39 740,557
1,000,000 Florida Development Finance Corp 5 .000 07/01/41 977,120
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,193,039
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 182,509
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 196,743
400,000 Hillsborough County Port District 5 .000 06/01/29 418,030
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,042,867

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 Palm Beach County School District 5 .000% 08/01/39 $ 275,820
500,000 School District of Broward County 5 .000 07/01/31 510,834
2,040,000 School District of Broward County 5 .000 07/01/32 2,231,364
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 562,006
TOTAL FLORIDA 13,397,132
GEORGIA - 6.4%
1,000,000 Athens-Clarke County Unified Government Development Authority 5 .000 06/15/40 1,100,365
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,487,522
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 990,644
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,225,580
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,030,537
865,000 Dalton Whitfield County Joint Development Authority 5 .000 08/15/39 954,547
750,000 Gainesville & Hall County Hospital Authority 5 .000 10/15/34 842,381
2,000,000 Macon Water Authority 5 .000 10/01/54 2,154,784
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,050,103
1,250,000 Main Street Natural Gas, Inc 5 .000 12/01/32 1,331,724
TOTAL GEORGIA 13,168,187
GUAM - 0.2%
200,000 Port Authority of Guam 5 .000 07/01/29 206,560
200,000 Port Authority of Guam 5 .000 07/01/30 206,276
TOTAL GUAM 412,836
ILLINOIS - 11.0%
500,000 Chicago Housing Authority 5 .000 01/01/33 518,568
1,250,000 City of Chicago IL 5 .000 01/01/29 1,306,099
3,315,000 City of Chicago IL 5 .000 01/01/29 3,463,775
270,000 City of LeRoy IL 3 .000 12/01/35 237,039
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 216,509
1,750,000 County of Cook IL 5 .000 11/15/31 1,803,291
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,348,565
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,022,349
475,000 Illinois Finance Authority 5 .000 10/01/36 483,009
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,051,338
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 305,262
225,000 Madison & Jersey Counties Unit School District No 11-Alton 5 .000 12/01/30 235,541
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 310,451
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,716,604
1,655,000 State of Illinois 4 .000 02/01/30 1,672,969
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,050,185
545,000 Village of Broadview IL 5 .000 12/01/30 569,762
745,000 Village of Broadview IL 5 .000 12/01/33 778,252
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,017,515
500,000 Village of Matteson IL 5 .000 12/01/35 523,839
TOTAL ILLINOIS 22,630,922
INDIANA - 1.7%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 525,035
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,238,631
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,172,277
550,000 New Castle Middle School Building Corp 5 .000 07/15/30 589,376
TOTAL INDIANA 3,525,319
IOWA - 1.8%
3,470,000 Iowa Finance Authority 5 .000 08/01/37 3,785,493
TOTAL IOWA 3,785,493
KENTUCKY - 1.3%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 197,455
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,275,471
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,275,047
TOTAL KENTUCKY 2,747,973
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5 .000 10/01/33 525,073

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,250,000 St. Tammany Parish Hospital Service District No 5 .000% 07/01/33 $ 1,302,998
TOTAL LOUISIANA 1,828,071
MASSACHUSETTS - 1.1%
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,687,126
585,000 Town of Littleton MA 4 .000 11/15/40 604,539
TOTAL MASSACHUSETTS 2,291,665
MICHIGAN - 3.6%
200,000 City of Monroe MI 4 .000 05/01/36 202,393
500,000 Michigan Finance Authority 5 .000 02/28/37 549,385
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,450,000
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,293,963
TOTAL MICHIGAN 7,495,741
MINNESOTA - 4.1%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,093,334
70,000 Duluth Economic Development Authority 5 .000 02/15/33 72,892
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 242,819
400,000 Hawley Independent School District No 150 5 .000 02/01/38 426,528
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5 .000 02/01/36 1,664,366
1,695,000 Le Sueur-Henderson Independent School District No 2397 5 .000 02/01/31 1,887,367
2,500,000 Osseo Independent School District No 279 5 .000 02/01/35 2,772,946
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 285,852
TOTAL MINNESOTA 8,446,104
MISSISSIPPI - 2.1%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,010,480
800,000 Mississippi Development Bank 4 .000 10/01/38 791,940
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,598,754
TOTAL MISSISSIPPI 4,401,174
MISSOURI - 0.5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 464,581
555,000 North Kansas City School District No 74 3 .000 03/01/32 528,618
TOTAL MISSOURI 993,199
NEVADA - 1.0%
1,425,000 Clark County School District 4 .000 06/15/40 1,425,869
700,000 County of Clark NV 3 .125 11/01/35 657,609
TOTAL NEVADA 2,083,478
NEW JERSEY - 8.0%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,659,359
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,020,549
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 807,855
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,727,707
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,018,272
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/39 2,775,019
3,900,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/40 3,851,187
500,000 South Jersey Port Corp 5 .000 01/01/48 503,790
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,165,967
TOTAL NEW JERSEY 16,529,705
NEW YORK - 4.6%
650,000 City of New York NY 5 .000 08/01/39 689,212
200,000 Long Island Power Authority 3 .000 09/01/36 182,825
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 546,567
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 220,415
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,290,236
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,164
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4 .000 05/01/37 351,481
125,000 New York State Dormitory Authority 5 .000 07/01/38 136,960
750,000 New York State Dormitory Authority 5 .000 10/01/38 827,617
1,000,000 New York State Dormitory Authority 5 .000 10/01/39 1,099,470
535,000 New York State Dormitory Authority 5 .250 10/01/40 596,740
305,000 New York State Urban Development Corp 5 .000 03/15/38 320,438
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,425
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,072,787

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 715,000 New York Transportation Development Corp 5 .000% 01/01/36 $ 729,634
140,000 New York Transportation Development Corp 5 .500 06/30/39 150,578
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 564,945
100,000 Watervliet City School District 3 .500 06/15/34 97,160
TOTAL NEW YORK 9,452,654
NORTH CAROLINA - 1.5%
100,000 Appalachian State University 3 .000 10/01/31 96,213
300,000 North Carolina Housing Finance Agency 4 .000 07/01/39 294,225
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 848,194
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4 .000 06/01/45 739,245
920,000 Town of Huntersville NC 5 .000 12/01/36 1,058,611
TOTAL NORTH CAROLINA 3,036,488
OHIO - 1.7%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,058,190
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 194,396
250,000 City of Toledo OH 4 .000 12/01/30 255,546
200,000 City of Toledo OH 4 .000 12/01/31 204,113
1,500,000 County of Miami OH 5 .000 08/01/32 1,572,858
235,000 Jackson Milton Local School District 4 .000 06/01/31 235,672
TOTAL OHIO 3,520,775
OKLAHOMA - 2.2%
3,500,000 Cushing Educational Facilities Authority 5 .000 09/01/32 3,841,151
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 721,614
TOTAL OKLAHOMA 4,562,765
PENNSYLVANIA - 2.2%
2,000,000 Commonwealth of Pennsylvania 4 .000 08/15/40 2,002,061
1,025,000 Norristown Area School District 4 .000 09/01/31 1,037,416
505,000 State Public School Building Authority 5 .000 10/01/34 547,562
915,000 Township of Northampton PA 4 .000 05/15/33 916,947
TOTAL PENNSYLVANIA 4,503,986
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5 .000 05/15/36 1,594,987
TOTAL RHODE ISLAND 1,594,987
TENNESSEE - 1.6%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 01/01/38 2,057,025
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4 .000 07/01/38 1,139,890
TOTAL TENNESSEE 3,196,915
TEXAS - 10.5%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,114,080
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,264,804
205,000 City of Dallas TX 5 .000 02/15/30 212,185
1,970,000 City of Houston TX 5 .000 03/01/32 2,036,153
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,778,638
2,500,000 City of McKinney TX 5 .000 08/15/39 2,782,277
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,096,157
985,000 County of Nueces TX 5 .000 02/15/34 1,001,970
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,243,930
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 375,015
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,050,644
865,000 Port Freeport TX 5 .000 06/01/30 889,865
935,000 Port Freeport TX 5 .000 06/01/32 960,146
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,143,754
2,000,000 Texas Water Development Board 4 .000 10/15/41 2,006,604
1,370,000 University of Houston 4 .000 02/15/37 1,365,293
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 286,371
TOTAL TEXAS 21,607,886
UTAH - 1.2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 493,163
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,036,984

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments December 31, 2024
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 City of Salt Lake City UT Airport Revenue 5 .000% 07/01/33 $ 1,034,433
TOTAL UTAH 2,564,580
VIRGIN ISLANDS - 1.2%
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,509,311
TOTAL VIRGIN ISLANDS 2,509,311
VIRGINIA - 3.2%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,090,612
700,000 Virginia College Building Authority 3 .000 02/01/32 675,871
1,750,000 Virginia Commonwealth Transportation Board 5 .000 05/15/37 1,982,160
350,000 Virginia Housing Development Authority 4 .375 07/01/38 359,549
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,971,904
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 413,203
TOTAL VIRGINIA 6,493,299
WASHINGTON - 1.9%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,552,400
1,000,000 Pend Oreille County Public Utility District No  Box Canyon 5 .000 01/01/29 1,045,293
1,000,000 State of Washington 5 .000 02/01/39 1,041,590
270,000 State of Washington 5 .000 06/01/39 286,276
TOTAL WASHINGTON 3,925,559
WEST VIRGINIA - 1.0%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 779,481
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,262,028
TOTAL WEST VIRGINIA 2,041,509
WISCONSIN - 1.3%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,012,676
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,010,408
755,000 State of Wisconsin 4 .000 05/01/41 740,780
TOTAL WISCONSIN 2,763,864
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $202,451,798) 200,922,643
TOTAL LONG-TERM INVESTMENTS
(Cost $202,451,798) 200,922,643
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1.3%
2,688,000 (b) Fixed Income Clearing Corporation 4 .460 01/02/25 2,688,000
TOTAL REPURCHASE AGREEMENT 2,688,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,688,000) 2,688,000
TOTAL INVESTMENTS - 98.8%
(Cost $205,139,798) 203,610,643
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,469,159
NET ASSETS - 100.0% $ 206,079,802
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,031,918 or 1.5% of Total Investments.
(b) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $2,688,666 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 9/30/26, valued at $2,741,832.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 200,922,643 $ — $ 200,922,643
Short-Term Investments:
Repurchase agreement — 2,688,000 — 2,688,000
Total $— $203,610,643 $— $203,610,643
1 1 1 1 1

Green Bond
Consolidated Portfolio of Investments December 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
BANK LOAN OBLIGATIONS - 1.1%
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
$ 482,500 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .971% 05/05/28 $ 475,262
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 475,262
UTILITIES - 0.8%
420,098 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .764 12/15/27 422,263
895,000 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .929 05/21/29 898,916
TOTAL UTILITIES 1,321,179
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,783,051) 1,796,441
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 54 .9%
AUTOMOBILES & COMPONENTS - 1.2%
1,250,000 Ford Motor Co 3 .250 02/12/32 1,039,629
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 876,277
TOTAL AUTOMOBILES & COMPONENTS 1,915,906
BANKS - 2.7%
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 971,711
1,000,000 (b) Cooperatieve Rabobank UA 1 .106 02/24/27 957,411
500,000 (b) ING Groep NV 4 .625 01/06/26 500,003
1,000,000 M&T Bank Corp 4 .833 01/16/29 995,733
1,000,000 Wells Fargo & Co 4 .540 08/15/26 998,003
TOTAL BANKS 4,422,861
CAPITAL GOODS - 0.9%
1,250,000 Conservation Fund 3 .474 12/15/29 1,148,465
250,000 (b) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 221,673
TOTAL CAPITAL GOODS 1,370,138
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000 Nature Conservancy 1 .511 07/01/29 425,316
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 425,316
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 205,751
TOTAL CONSUMER DURABLES & APPAREL 205,751
CONSUMER SERVICES - 0.5%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 731,192
TOTAL CONSUMER SERVICES 731,192
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
1,000,000 SYSCO Corp 2 .400 02/15/30 881,959
1,575,000 Walmart, Inc 1 .800 09/22/31 1,314,635
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,196,594
ENERGY - 1.5%
800,000 (b) Amazon Conservation DAC 6 .034 01/16/42 797,200
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,023,026
575,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 568,338
TOTAL ENERGY 2,388,564
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
406,000 ERP Operating LP 4 .150 12/01/28 396,805
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,222,990
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,619,795
FINANCIAL SERVICES - 6.1%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 987,807
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 952,664
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 994,044
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 971,686
1,000,000 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 973,839
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 242,244
250,000 (b) HAT Holdings I LLC 8 .000 06/15/27 260,480
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,077,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 6.1% (continued)
$ 1,000,000 Mastercard, Inc 1 .900% 03/15/31 $ 845,633
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 802,846
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 933,028
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 275,549
500,000 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 476,884
TOTAL FINANCIAL SERVICES 9,793,726
FOOD, BEVERAGE & TOBACCO - 1.5%
650,000 (b) Mars, Inc 4 .650 04/20/31 633,692
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 250,000
1,000,000 PepsiCo, Inc 3 .900 07/18/32 934,642
1,000,000 PepsiCo, Inc 2 .875 10/15/49 652,174
TOTAL FOOD, BEVERAGE & TOBACCO 2,470,508
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 707,399
TOTAL HEALTH CARE EQUIPMENT & SERVICES 707,399
INSURANCE - 2.5%
1,300,000 (b) Metropolitan Life Global Funding I 0 .950 07/02/25 1,276,681
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,017,236
2,000,000 (b) USAA Capital Corp 2 .125 05/01/30 1,731,672
TOTAL INSURANCE 4,025,589
MATERIALS - 2.9%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 735,670
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 707,867
425,000 (b),(c) Cemex SAB de C.V. 9 .125 N/A 438,024
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 987,789
200,000 (b) LD Celulose International GmbH 7 .950 01/26/32 200,578
570,000 (b) LG Chem Ltd 4 .375 07/14/25 567,500
900,000 (b) Smurfit Kappa Treasury ULC 5 .200 01/15/30 905,022
186,250 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 187,650
TOTAL MATERIALS 4,730,100
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 897,003
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 897,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,000,000 Intel Corp 4 .150 08/05/32 910,244
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 910,244
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
2,000,000 Apple, Inc 3 .000 06/20/27 1,939,558
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,939,558
TELECOMMUNICATION SERVICES - 0.9%
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 691,452
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 738,438
TOTAL TELECOMMUNICATION SERVICES 1,429,890
TRANSPORTATION - 0.1%
250,000 Norfolk Southern Corp 2 .300 05/15/31 213,841
TOTAL TRANSPORTATION 213,841
UTILITIES - 28.5%
1,050,000 AES Corp 7 .600 01/15/55 1,078,471
527,000 Ameren Illinois Co 2 .900 06/15/51 331,181
900,000 (b) California Buyer Ltd 6 .375 02/15/32 897,611
1,075,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 1,032,000
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 199,307
769,616 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 774,945
944,989 (b) Continental Wind LLC 6 .000 02/28/33 952,258
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 832,256
2,000,000 DTE Electric Co 1 .900 04/01/28 1,831,209
1,000,000 DTE Electric Co 3 .950 03/01/49 779,522
1,000,000 DTE Electric Co 3 .250 04/01/51 680,889
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 864,513
500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 352,176
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 898,436

Green Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 28.5% (continued)
$ 1,000,000 Duke Energy Florida LLC 3 .000% 12/15/51 $ 622,951
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 947,934
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 764,232
250,000 (b) Electricite de France S.A. 3 .625 10/13/25 247,581
1,000,000 Georgia Power Co 3 .250 04/01/26 982,957
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 838,691
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 967,485
500,000 MidAmerican Energy Co 2 .700 08/01/52 302,653
975,000 MidAmerican Energy Co 5 .850 09/15/54 990,899
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 991,870
1,398,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,139,429
1,016,000 (b),(d) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,039,211
2,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,697,574
1,000,000 Northern States Power Co 5 .400 03/15/54 963,915
500,000 Northwest Natural Gas Co 3 .078 12/01/51 302,246
2,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 1,941,133
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,082,297
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/51 992,320
529,000 Public Service Co of Colorado 3 .700 06/15/28 510,505
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 663,970
500,000 Public Service Co of Colorado 5 .750 05/15/54 498,827
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 827,206
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 885,122
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 241,917
175,000 (b) RWE Finance US LLC 5 .875 04/16/34 175,535
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 552,408
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 642,878
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 803,997
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 682,923
657,762 (b) Solar Star Funding LLC 3 .950 06/30/35 588,195
1,000,000 Southern California Edison Co 2 .750 02/01/32 853,989
1,162,000 Southern California Edison Co 3 .650 06/01/51 822,034
1,000,000 Southern Power Co 4 .150 12/01/25 995,179
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 633,147
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 647,664
943,910 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 766,874
282,697 (b) Topaz Solar Farms LLC 4 .875 09/30/39 262,908
885,045 (b) Topaz Solar Farms LLC 5 .750 09/30/39 862,574
166,301 (b) UEP Penonome II S.A. 6 .500 10/01/38 150,071
1,000,000 Union Electric Co 2 .150 03/15/32 819,842
1,000,000 Union Electric Co 2 .625 03/15/51 590,129
2,000,000 (b),(c) Vistra Corp 7 .000 N/A 2,011,405
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 923,754
TOTAL UTILITIES 45,733,205
TOTAL CORPORATE BONDS
(Cost $93,772,326) 88,127,180
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 23.6%
AGENCY SECURITIES - 1.1%
1,000,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 990,990
250,000 United States International Development Finance Corp 1 .650 04/15/28 231,197
152,465 United States International Development Finance Corp 1 .050 10/15/29 138,796
152,465 United States International Development Finance Corp 1 .790 10/15/29 141,470
152,465 United States International Development Finance Corp 2 .360 10/15/29 143,530
217,035 United States International Development Finance Corp 1 .630 07/15/38 173,451
TOTAL AGENCY SECURITIES 1,819,434
FOREIGN GOVERNMENT BONDS - 12.6%
1,000,000 African Development Bank 5 .750 08/07/73 961,355
700,000 Arab Petroleum Investments Corp 1 .483 10/06/26 659,564
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 282,670
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,008,100

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Asian Development Bank 1 .750% 08/14/26 $ 959,881
750,000 Asian Development Bank 3 .125 09/26/28 718,200
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,008,985
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 238,231
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 148,725
830,000 European Investment Bank 3 .250 11/15/27 805,267
250,000 European Investment Bank 1 .625 10/09/29 219,995
1,500,000 European Investment Bank 0 .750 09/23/30 1,220,172
1,000,000 European Investment Bank 3 .750 02/14/33 940,892
1,000,000 Export Development Canada 4 .750 06/05/34 1,003,721
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 994,403
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 498,053
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 928,094
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 482,628
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,451,280
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,673,682
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,460,018
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,546,872
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 996,868
TOTAL FOREIGN GOVERNMENT BONDS 20,207,656
MORTGAGE BACKED - 0.3%
250,000 (a) Fannie Mae-Aces 1 .469 11/25/30 207,410
250,000 (a) Fannie Mae-Aces 1 .245 01/25/31 204,643
TOTAL MORTGAGE BACKED 412,053
MUNICIPAL BONDS - 9.2%
1,000,000 American Municipal Power, Inc 8 .084 02/15/50 1,262,128
800,000 California Community Choice Financing Authority 5 .950 08/01/29 807,362
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,017,263
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 171,291
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 516,080
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 225,553
142,958 (e) City of Fort Wayne IN 10 .750 12/01/29 14
250,000 (b) County of Gallatin MT 11 .500 09/01/27 256,175
755,000 (b) Florida Development Finance Corp 8 .250 07/01/57 780,591
290,000 Klickitat County Public Utilities 3 .688 12/01/38 242,748
250,000 Los Angeles Unified School District 4 .850 01/01/25 250,000
350,000 Maryland Economic Development Corp 5 .942 05/31/57 356,345
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 266,331
80,000 Metropolitan Transportation Authority 5 .175 11/15/49 68,805
170,000 Morris County Improvement Authority 1 .298 06/15/27 157,641
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 196,038
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 190,821
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 102,552
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 135,989
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 137,728
2,000,000 (a),(b) New Hampshire Business Finance Authority 4 .600 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 4 .520 07/01/33 850,000
1,840,000 New York State Energy Research & Development Authority 4 .521 04/01/26 1,831,132
195,000 New York State Energy Research & Development Authority 3 .927 04/01/27 190,704
240,000 (b),(e),(f) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,008,381
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 751,593
823,467 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 796,426
250,000 Tuolumne Wind Project Authority 6 .918 01/01/34 268,103
TOTAL MUNICIPAL BONDS 14,837,818
U.S. TREASURY SECURITIES - 0.4%
605,000 United States Treasury Note/Bond 4 .125 11/30/29 598,127
TOTAL U.S. TREASURY SECURITIES 598,127
TOTAL GOVERNMENT BONDS
(Cost $39,396,074) 37,875,088

Green Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP $ 136,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 136,000
UTILITIES - 0.4%
20,000 Brookfield Infrastructure Partners LP 340,600
16,000 Brookfield Renewable Partners LP 286,720
TOTAL UTILITIES 627,320
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 763,320
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 18.2%
ASSET BACKED - 11.7%
$ 125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%) 6 .612% 10/15/35 5,418
Series - 2020 EYP (Class C)
499,691 (b) EnFin Residential Solar Receivables Trust 5 .980 09/20/55 484,353
Series - 2024 2A (Class A)
68,514 (b) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 53,320
Series - 2021 3CS (Class A)
240,428 (b) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 184,739
Series - 2021 4GS (Class A)
233,399 (b) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,991
Series - 2021 5CS (Class B)
377,429 (b) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 313,766
Series - 2022 1GS (Class A)
841,403 (b) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 775,263
Series - 2022 3CS (Class A)
950,938 (b) GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 905,305
Series - 2023 1GS (Class A)
222,914 (b) Helios Issuer, LLC 5 .300 08/22/50 214,911
Series - 2023 B (Class A)
79,781 (b) HERO Funding Trust 4 .050 09/20/41 74,198
Series - 2016 1A (Class A)
122,995 (b) HERO Funding Trust 3 .910 09/20/42 112,693
Series - 2016 3A (Class A2)
73,932 (b) HERO Funding Trust 4 .290 09/20/47 68,143
Series - 2016 4A (Class A2)
36,707 (b) HERO Funding Trust 4 .460 09/20/47 33,248
Series - 2017 1A (Class A2)
83,904 (b) HERO Funding Trust 3 .190 09/20/48 72,520
Series - 2017 3A (Class A1)
169,066 (b) HERO Funding Trust 3 .950 09/20/48 149,777
Series - 2017 3A (Class A2)
96,985 (b) HERO Funding Trust 2 .590 09/20/57 79,855
Series - 2020 1A (Class A)
900,000 (b) Hertz Vehicle Financing III LLC 7 .130 09/25/29 915,682
Series - 2023 2A (Class C)
141,088 (b) Loanpal Solar Loan Ltd 2 .290 01/20/48 111,334
Series - 2021 1GS (Class A)
250,000 (b),(f) Mosaic Solar Loan Trust 0 .000 04/20/46 122,850
Series - 2020 1A (Class R)
311,605 (b) Mosaic Solar Loan Trust 2 .100 04/20/46 270,084
Series - 2020 1A (Class A)
106,841 (b) Mosaic Solar Loan Trust 1 .440 08/20/46 88,792
Series - 2020 2A (Class A)
608,201 (b) Mosaic Solar Loan Trust 2 .050 12/20/46 459,235
Series - 2021 1A (Class B)
208,400 (b) Mosaic Solar Loan Trust 2 .250 12/20/46 179,229
Series - 2021 1A (Class C)
423,964 (b) Mosaic Solar Loan Trust 1 .440 06/20/52 338,308
Series - 2021 3A (Class A)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 887,970 (b) Mosaic Solar Loan Trust 1 .770% 06/20/52 $ 615,565
Series - 2021 3A (Class C)
761,138 (b) Mosaic Solar Loan Trust 6 .100 06/20/53 753,141
Series - 2022 3A (Class A)
500,000 (b) Mosaic Solar Loan Trust 8 .180 09/22/53 364,429
Series - 2023 2A (Class C)
140,344 (b) Renew 2 .060 11/20/56 111,077
Series - 2021 1 (Class A)
1,034,071 (b) Renew 5 .326 11/20/60 968,295
Series - 2024 2A (Class A)
1,007,788 (b) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 879,544
Series - 2022 A (Class A)
874,524 (b) Sunnova Hestia I Issuer LLC 5 .750 12/20/50 884,987
Series - 2023 GRID1 (Class 1A)
1,097,723 (b) Sunnova Hestia II Issuer LLC 5 .630 07/20/51 1,104,416
Series - 2024 GRID1 (Class 1A)
207,899 (b) Sunrun Athena Issuer LLC 5 .310 04/30/49 195,604
Series - 2018 1 (Class A)
422,418 (b) Sunrun Atlas Issuer LLC 3 .610 02/01/55 392,772
Series - 2019 2 (Class A)
292,153 (b) Sunrun Callisto Issuer LLC 3 .980 06/30/54 273,983
Series - 2019 1A (Class A)
455,321 (b) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 426,332
Series - 2022 1A (Class A)
209,281 (b) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 172,401
Series - 2021 1A (Class A)
495,813 (b) Tesla Auto Lease Trust 5 .890 06/22/26 497,554
Series - 2023 A (Class A3)
1,300,000 (b) Tesla Auto Lease Trust 6 .130 09/21/26 1,308,898
Series - 2023 B (Class A3)
560,000 (b) Tesla Auto Lease Trust 4 .790 01/20/27 560,747
Series - 2024 B (Class A2A)
1,170,000 (b) Tesla Auto Lease Trust 5 .300 06/21/27 1,176,831
Series - 2024 A (Class A3)
1,000,000 (b) Tesla Auto Lease Trust 5 .940 07/20/27 1,007,632
Series - 2023 A (Class A4)
274,894 (b) Vivint Colar Financing V LLC 7 .370 04/30/48 255,784
Series - 2018 1A (Class B)
822,268 (b) Vivint Solar Financing VII LLC 2 .210 07/31/51 726,851
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 18,867,857
OTHER MORTGAGE BACKED - 6.5%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%) 6 .162 04/15/34 210,813
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4 .498 08/10/35 92,485
Series - 2015 SRCH (Class B)
500,000 (b) Century Plaza Towers 2 .865 11/13/39 438,852
Series - 2019 CPT (Class A)
500,000 (b) COMM Mortgage Trust 3 .178 02/10/35 489,429
Series - 2015 3BP (Class A)
100,000 (b) COMM Mortgage Trust 3 .376 01/10/39 88,940
Series - 2022 HC (Class C)
1,000,000 (b) Frontier Issuer LLC 11 .500 08/20/53 1,066,497
Series - 2023 1 (Class C)
1,370,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%) 5 .897 11/15/36 1,365,146
Series - 2021 DM (Class AS)
345,000 (a),(b) Hudson Yards Mortgage Trust 3 .443 07/10/39 283,503
Series - 2019 30HY (Class E)
1,255,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6 .132 10/15/33 1,243,144
Series - 2020 609M (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%) 6 .532 10/15/33 963,737
Series - 2020 609M (Class B)

Green Bond

Consolidated Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 250,000 (a),(b) MFT Mortgage Trust 3 .283% 08/10/40 $ 162,079
Series - 2020 B6 (Class B)
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 270,648
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%) 7 .227 07/15/36 379,606
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 8 .727 07/15/36 162,581
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0 .226 04/10/43 150,146
Series - 2021 909 (Class X)
1,000,000 (b) One Bryant Park Trust 2 .516 09/15/54 874,456
Series - 2019 OBP (Class A)
730,448 (b) One Market Plaza Trust 3 .614 02/10/32 683,363
Series - 2017 1MKT (Class A)
125,000 (b) SLG Office Trust 2 .851 07/15/41 100,763
Series - 2021 OVA (Class E)
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%) 6 .817 11/15/36 394,091
Series - 2021 LIH (Class D)
1,000,000 (b) Wells Fargo Commercial Mortgage Trust 6 .011 06/10/37 1,021,766
Series - 2024 SVEN (Class A)
TOTAL OTHER MORTGAGE BACKED 10,442,045
TOTAL STRUCTURED ASSETS
(Cost $31,363,178) 29,309,902
TOTAL LONG-TERM INVESTMENTS
(Cost $167,464,629) 157,871,931
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
832,314 (g) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (h) 832,314
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $832,314) 832,314
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
925,000 (i) Fixed Income Clearing Corporation 4 .460 01/02/25 925,000
TOTAL REPURCHASE AGREEMENT 925,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $925,000) 925,000
TOTAL INVESTMENTS - 99.4%
(Cost $169,221,943) 159,629,245
OTHER ASSETS & LIABILITIES, NET - 0.6% 1,042,047
NET ASSETS - 100.0% $ 160,671,292
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $66,622,717 or 41.7% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $790,660.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $925,229 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 9/15/26, valued at $943,578.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Green Bond
Long-Term Investments
:
Bank loan obligations $— $1,796,441 $— $1,796,441
Corporate bonds — 88,127,180 — 88,127,180
Government bonds — 37,875,064 24 37,875,088
Preferred stocks 763,320 — — 763,320
Structured assets — 29,187,052 122,850 29,309,902
Investments purchased with collateral from securities lending 832,314 — — 832,314
Short-Term Investments
:
Repurchase agreement — 925,000 — 925,000
Total $1,595,634 $157,910,737 $122,874 $159,629,245
1 1 1 1 1

High Yield Fund
Portfolio of Investments December 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
BANK LOAN OBLIGATIONS - 5.1%
CAPITAL GOODS - 0.8%
$ 9,875,375 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.750%) 7 .076% 02/28/31 $ 9,903,421
6,004,304 (a) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M + 3.500%) 7 .856 08/01/30 6,086,863
TOTAL CAPITAL GOODS 15,990,284
CONSUMER SERVICES - 0.5%
9,991,490 (a),(b) Motion Finco Sarl, Term Loan B, (TBD) TBD TBD 9,901,966
TOTAL CONSUMER SERVICES 9,901,966
FINANCIAL SERVICES - 0.5%
9,975,000 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .829 01/31/31 10,047,768
TOTAL FINANCIAL SERVICES 10,047,768
FOOD, BEVERAGE & TOBACCO - 0.5%
9,267,472 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 9,352,085
TOTAL FOOD, BEVERAGE & TOBACCO 9,352,085
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
7,859,995 (a) ADMI Corp., Term Loan B2, (TSFR1M + 3.375%) 7 .846 12/23/27 7,717,533
4,987,437 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%) 8 .857 04/28/28 5,003,796
9,017,602 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .607 10/23/28 9,059,624
4,950,000 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .857 02/21/31 4,973,834
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,754,787
MEDIA & ENTERTAINMENT - 0.4%
5,000,000 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 7 .667 12/01/28 4,633,450
5,000,000 (a),(b) LCPR Loan Financing LLC, (TBD) TBD TBD 4,518,750
TOTAL MEDIA & ENTERTAINMENT 9,152,200
SOFTWARE & SERVICES - 0.9%
7,801,148 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .303 04/30/31 7,854,820
9,963,000 (a),(b) Sophia, L.P., First Lien Term Loan B, (TBD) TBD TBD 10,042,704
TOTAL SOFTWARE & SERVICES 17,897,524
TRANSPORTATION - 0.2%
3,805,875 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 3,828,482
TOTAL TRANSPORTATION 3,828,482
TOTAL BANK LOAN OBLIGATIONS
(Cost $102,388,267) 102,925,096
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.3%
ENERGY - 0.0%
7,963 (c),(d) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
FINANCIAL SERVICES - 0.3%
119,217 SPDR Blackstone Senior Loan ETF 4,974,925
TOTAL FINANCIAL SERVICES 4,974,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (d) Bright Bidco BV 8,575
5,572 (d) Bright Bidco BV 2,162
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,737
TOTAL COMMON STOCKS
(Cost $5,778,797) 4,985,742
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 90 .9%
AUTOMOBILES & COMPONENTS - 3.2%
4,520,000 Dana, Inc 5 .375 11/15/27 4,455,002
5,000,000 (e) Dana, Inc 4 .500 02/15/32 4,585,900
6,815,000 (e) Goodyear Tire & Rubber Co 5 .000 07/15/29 6,258,003
4,650,000 (e) Goodyear Tire & Rubber Co 5 .250 07/15/31 4,164,869
18,450,000 (f),(g) IHO Verwaltungs GmbH 6 .375 05/15/29 17,744,046
6,615,000 (f) Phinia, Inc 6 .750 04/15/29 6,747,328
6,870,000 (f) Phinia, Inc 6 .625 10/15/32 6,832,811

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 3.2% (continued)
$ 14,635,000 (f) ZF North America Capital, Inc 6 .750% 04/23/30 $ 14,077,908
TOTAL AUTOMOBILES & COMPONENTS 64,865,867
CAPITAL GOODS - 4.4%
13,945,000 (f) Albion Financing 1 SARL 6 .125 10/15/26 13,947,840
10,000,000 (f) Albion Financing 2 SARL 8 .750 04/15/27 10,198,900
7,675,000 (e),(f) Alta Equipment Group, Inc 9 .000 06/01/29 7,320,768
1,800,000 (f) Brand Industrial Services, Inc 10 .375 08/01/30 1,832,044
7,135,000 (f) Chart Industries, Inc 7 .500 01/01/30 7,418,099
6,000,000 (f) Dcli Bidco LLC 7 .750 11/15/29 6,134,328
2,335,000 (f) Gates Corp 6 .875 07/01/29 2,375,204
2,555,000 (f) Goat Holdco LLC 6 .750 02/01/32 2,530,037
2,870,000 (f) Herc Holdings, Inc 6 .625 06/15/29 2,906,361
1,000,000 (f) Husky Injection Molding Systems Ltd 9 .000 02/15/29 1,044,006
5,775,000 (f) Masterbrand, Inc 7 .000 07/15/32 5,814,799
11,790,000 (f) TransDigm, Inc 6 .875 12/15/30 11,965,373
4,035,000 (f) TransDigm, Inc 6 .625 03/01/32 4,071,419
7,430,000 (f) Trinity Industries, Inc 7 .750 07/15/28 7,710,349
3,975,000 (f) Windsor Holdings III LLC 8 .500 06/15/30 4,182,539
TOTAL CAPITAL GOODS 89,452,066
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
10,785,000 (f) ASGN, Inc 4 .625 05/15/28 10,243,588
5,500,000 (f) Garda World Security Corp 4 .625 02/15/27 5,341,720
5,000,000 (f) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,241,798
5,075,000 (f) Prime Security Services Borrower LLC 5 .750 04/15/26 5,072,157
5,325,000 (f) Prime Security Services Borrower LLC 3 .375 08/31/27 4,980,325
9,060,000 (f) Prime Security Services Borrower LLC 6 .250 01/15/28 9,010,203
9,925,000 (f) RR Donnelley & Sons Co 9 .500 08/01/29 10,078,602
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,968,393
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
8,000,000 (f) Academy Ltd 6 .000 11/15/27 7,957,126
6,000,000 (e),(f) Asbury Automotive Group, Inc 4 .625 11/15/29 5,584,042
5,240,000 (f) Asbury Automotive Group, Inc 5 .000 02/15/32 4,780,006
7,440,000 (f) Bath & Body Works, Inc 6 .625 10/01/30 7,493,486
4,297,085 (f),(g) Carvana Co 9 .000 12/01/28 4,588,274
5,000,000 (f),(g) Carvana Co 13 .000 06/01/30 5,489,762
2,845,000 (f) Group  Automotive, Inc 6 .375 01/15/30 2,850,683
6,675,000 (f) Group 1 Automotive, Inc 4 .000 08/15/28 6,249,200
12,125,000 Kohl's Corp 4 .625 05/01/31 9,701,291
7,835,000 (f) LCM Investments Holdings II LLC 4 .875 05/01/29 7,315,954
620,000 (f) LCM Investments Holdings II LLC 8 .250 08/01/31 643,166
11,955,000 (f) Macy's Retail Holdings LLC 6 .125 03/15/32 11,223,221
17,230,000 (e),(f) Magic Mergeco, Inc 5 .250 05/01/28 13,008,807
10,000,000 (f) Magic Mergeco, Inc 7 .875 05/01/29 6,066,064
10,000,000 (f) Staples, Inc 10 .750 09/01/29 9,837,858
3,315,000 (f) Veritiv Operating Co 10 .500 11/30/30 3,570,190
3,395,000 (f) Wayfair LLC 7 .250 10/31/29 3,393,301
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 109,752,431
CONSUMER DURABLES & APPAREL - 1.8%
9,650,000 (f) CD&R Smokey Buyer, Inc 9 .500 10/15/29 9,485,089
3,180,000 (f) Champ Acquisition Corp 8 .375 12/01/31 3,243,852
3,853,000 (f) Hanesbrands, Inc 4 .875 05/15/26 3,793,177
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,963,568
7,680,000 (f) S&S Holdings LLC 8 .375 10/01/31 7,734,305
8,880,000 (f) Wolverine World Wide, Inc 4 .000 08/15/29 7,797,716
TOTAL CONSUMER DURABLES & APPAREL 37,017,707
CONSUMER SERVICES - 5.4%
7,260,000 (e),(f) Caesars Entertainment, Inc 6 .000 10/15/32 6,999,861
5,000,000 (f) Carnival Corp 4 .000 08/01/28 4,738,929
16,330,000 (f) CDI Escrow Issuer, Inc 5 .750 04/01/30 16,027,122
6,615,000 (e),(f) Cinemark USA, Inc 5 .250 07/15/28 6,451,076
4,315,000 (f) Cinemark USA, Inc 7 .000 08/01/32 4,398,409
11,345,000 (f) Fertitta Entertainment LLC 4 .625 01/15/29 10,513,182

High Yield Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 5.4% (continued)
$ 5,865,000 (f) Flutter Treasury Designated Activity Co 6 .375% 04/29/29 $ 5,951,092
6,495,000 (f) Life Time, Inc 5 .750 01/15/26 6,488,275
5,845,000 (f) Life Time, Inc 6 .000 11/15/31 5,786,585
8,000,000 (f) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 7,723,385
7,355,000 MGM Resorts International 6 .125 09/15/29 7,345,761
10,495,000 (f) NCL Corp Ltd 5 .875 03/15/26 10,480,756
6,000,000 Service Corp International 5 .750 10/15/32 5,819,899
5,425,000 (f) Six Flags Entertainment Corp 6 .625 05/01/32 5,498,318
5,510,000 (f) Wynn Resorts Finance LLC 6 .250 03/15/33 5,413,498
TOTAL CONSUMER SERVICES 109,636,148
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
8,020,000 (f) Albertsons Cos, Inc 6 .500 02/15/28 8,125,525
6,915,000 (f) Performance Food Group, Inc 6 .125 09/15/32 6,914,685
3,465,000 (e) Walgreens Boots Alliance, Inc 8 .125 08/15/29 3,429,937
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,470,147
ENERGY - 12.7%
9,000,000 (f) Antero Midstream Partners LP 5 .750 03/01/27 8,958,046
2,582,000 (f) Archrock Partners LP 6 .875 04/01/27 2,595,350
2,000,000 (f) Archrock Partners LP 6 .250 04/01/28 1,989,338
3,945,000 (f) Archrock Partners LP 6 .625 09/01/32 3,940,092
7,650,000 (f) Baytex Energy Corp 7 .375 03/15/32 7,454,162
2,010,000 (f) Blue Racer Midstream LLC 7 .000 07/15/29 2,052,909
1,668,293 (f) BORR IHC Ltd 10 .000 11/15/28 1,660,185
2,400,000 (f) Buckeye Partners LP 6 .875 07/01/29 2,429,076
7,190,000 (f) Civitas Resources, Inc 8 .375 07/01/28 7,467,307
1,595,000 (f) Civitas Resources, Inc 8 .625 11/01/30 1,670,357
6,235,000 (f) Civitas Resources, Inc 8 .750 07/01/31 6,500,197
394,513 (g) Cloud Peak Energy, Inc 12 .000 05/01/25 363,532
8,000,000 (f) CNX Resources Corp 7 .250 03/01/32 8,134,608
4,320,000 (f) Coronado Finance Pty Ltd 9 .250 10/01/29 4,380,995
2,400,000 (f) Delek Logistics Partners LP 8 .625 03/15/29 2,481,448
10,000,000 (h) Energy Transfer LP 6 .500 N/A 10,004,120
1,365,000 (f) EQM Midstream Partners LP 7 .500 06/01/27 1,391,893
7,200,000 (f) EQM Midstream Partners LP 6 .500 07/01/27 7,293,369
3,470,000 (f) EQM Midstream Partners LP 6 .375 04/01/29 3,481,676
1,000,000 Genesis Energy LP 8 .000 01/15/27 1,017,399
3,515,000 Genesis Energy LP 7 .875 05/15/32 3,442,355
4,420,000 Genesis Energy LP 8 .000 05/15/33 4,325,552
7,470,000 (f) Harvest Midstream I LP 7 .500 05/15/32 7,606,159
6,185,000 (f) Hilcorp Energy I LP 6 .000 04/15/30 5,812,662
6,166,000 (f) Hilcorp Energy I LP 6 .000 02/01/31 5,702,301
8,685,000 (f) Hilcorp Energy I LP 6 .250 04/15/32 7,990,438
2,830,000 (f) Hilcorp Energy I LP 8 .375 11/01/33 2,888,843
10,000,000 (f) Kinetik Holdings LP 6 .625 12/15/28 10,230,091
5,350,000 (f) Kodiak Gas Services LLC 7 .250 02/15/29 5,457,251
2,560,000 (f) Matador Resources Co 6 .250 04/15/33 2,480,954
1,800,000 (f) Nabors Industries, Inc 8 .875 08/15/31 1,671,455
9,795,000 (f) Noble Finance II LLC 8 .000 04/15/30 9,892,619
6,923,000 (f) Parkland Corp 4 .500 10/01/29 6,421,003
5,000,000 (f) Parkland Corp 4 .625 05/01/30 4,589,529
4,925,000 (f) PBF Holding Co LLC 7 .875 09/15/30 4,832,879
7,735,000 SM Energy Co 6 .625 01/15/27 7,725,426
4,405,000 (f) SM Energy Co 6 .750 08/01/29 4,360,366
5,200,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,331,394
4,460,000 (f) Sunoco LP 7 .000 05/01/29 4,577,159
5,000,000 (f) Talos Production, Inc 9 .000 02/01/29 5,129,810
1,800,000 (f) Talos Production, Inc 9 .375 02/01/31 1,834,894
1,116,462 (f) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,141,481
4,475,000 (f) Transocean Titan Financing Ltd 8 .375 02/01/28 4,566,186
4,611,250 (f) Transocean, Inc 8 .750 02/15/30 4,755,697
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,728,878
13,020,000 (f) USA Compression Partners LP 7 .125 03/15/29 13,249,769

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 12.7% (continued)
$ 4,535,000 (f) Venture Global LNG, Inc 8 .125% 06/01/28 $ 4,717,728
8,275,000 (f) Venture Global LNG, Inc 7 .000 01/15/30 8,398,952
10,375,000 (f) Venture Global LNG, Inc 9 .875 02/01/32 11,384,274
9,000,000 (f),(h) Venture Global LNG, Inc 9 .000 N/A 9,409,896
TOTAL ENERGY 257,922,060
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
7,690,000 (f) Iron Mountain, Inc 7 .000 02/15/29 7,857,387
6,542,000 (f) Iron Mountain, Inc 6 .250 01/15/33 6,515,874
1,800,000 (e) MPT Operating Partnership LP 5 .250 08/01/26 1,657,158
10,230,000 (e) MPT Operating Partnership LP 5 .000 10/15/27 8,624,724
12,150,000 (f) Uniti Group LP 10 .500 02/15/28 12,955,306
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 37,610,449
FINANCIAL SERVICES - 10.2%
2,400,000 (f) Azorra Finance Ltd 7 .750 04/15/30 2,385,761
8,060,000 (f) Block, Inc 6 .500 05/15/32 8,137,806
5,000,000 (f) Compass Group Diversified Holdings LLC 5 .250 04/15/29 4,799,246
10,000,000 (f) Compass Group Diversified Holdings LLC 5 .000 01/15/32 9,148,910
16,310,000 (f) Encore Capital Group, Inc 8 .500 05/15/30 17,156,327
12,770,000 (f) FirstCash, Inc 6 .875 03/01/32 12,822,098
2,495,000 (f) Focus Financial Partners LLC 6 .750 09/15/31 2,485,086
9,015,000 (f) HAT Holdings I LLC 3 .375 06/15/26 8,735,306
7,250,000 (f) HAT Holdings I LLC 8 .000 06/15/27 7,553,920
12,000,000 (f) Hunt Cos, Inc 5 .250 04/15/29 11,374,189
1,350,000 Icahn Enterprises LP 6 .250 05/15/26 1,338,505
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 9,770,723
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,842,445
2,400,000 Icahn Enterprises LP 9 .000 06/15/30 2,303,302
5,525,000 (f) Jane Street Group 6 .125 11/01/32 5,473,569
4,000,000 Navient Corp 5 .000 03/15/27 3,920,632
10,360,000 Navient Corp 4 .875 03/15/28 9,882,769
5,450,000 Navient Corp 5 .500 03/15/29 5,141,090
215,000 OneMain Finance Corp 7 .125 03/15/26 218,862
5,000,000 OneMain Finance Corp 3 .500 01/15/27 4,769,396
2,400,000 OneMain Finance Corp 6 .625 05/15/29 2,429,880
10,000,000 OneMain Finance Corp 4 .000 09/15/30 8,887,625
14,220,000 (f) PennyMac Financial Services, Inc 7 .875 12/15/29 14,898,334
5,000,000 (f) PennyMac Financial Services, Inc 7 .125 11/15/30 5,063,541
5,000,000 (f) Rocket Mortgage LLC 3 .875 03/01/31 4,356,485
5,000,000 (e) Springleaf Finance Corp 5 .375 11/15/29 4,807,182
7,220,000 (f) Starwood Property Trust, Inc 6 .000 04/15/30 7,086,620
4,065,000 (f) Starwood Property Trust, Inc 6 .500 07/01/30 4,070,100
6,000,000 (f) UWM Holdings LLC 6 .625 02/01/30 5,962,932
10,000,000 (f) VistaJet Malta Finance plc 6 .375 02/01/30 8,738,239
TOTAL FINANCIAL SERVICES 206,560,880
FOOD, BEVERAGE & TOBACCO - 1.9%
5,615,000 (f) Darling Ingredients, Inc 6 .000 06/15/30 5,539,083
10,000,000 (f) Post Holdings, Inc 6 .375 03/01/33 9,788,625
10,245,000 (f) Primo Water Holdings, Inc 4 .375 04/30/29 9,527,063
5,000,000 (f) Triton Water Holdings, Inc 6 .250 04/01/29 4,963,565
9,515,000 (f) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 9,347,119
TOTAL FOOD, BEVERAGE & TOBACCO 39,165,455
HEALTH CARE EQUIPMENT & SERVICES - 3.9%
6,000,000 (f) CHS 5 .250 05/15/30 4,927,967
7,030,000 (f) CHS 10 .875 01/15/32 7,253,048
3,850,000 (f) CHS/Community Health Systems, Inc 8 .000 12/15/27 3,842,921
4,250,000 (f) Concentra Escrow Issuer Corp 6 .875 07/15/32 4,339,081
5,000,000 CVS Health Corp 7 .000 03/10/55 5,016,777
12,260,000 (f) DaVita, Inc 4 .625 06/01/30 11,270,926
6,540,000 (f) DaVita, Inc 3 .750 02/15/31 5,658,801
15,235,689 (f) Global Medical Response, Inc 10 .000 10/31/28 15,216,644
7,000,000 (f) LifePoint Health, Inc 11 .000 10/15/30 7,683,641
4,560,000 (f) Molina Healthcare, Inc 6 .250 01/15/33 4,506,839

High Yield Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 3.9% (continued)
$ 9,345,000 (f) Prime Healthcare Services, Inc 9 .375% 09/01/29 $ 9,089,976
1,000,000 (f) Star Parent, Inc 9 .000 10/01/30 1,038,600
TOTAL HEALTH CARE EQUIPMENT & SERVICES 79,845,221
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,840,000 (f) Coty, Inc 6 .625 07/15/30 5,919,576
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,919,576
INSURANCE - 4.5%
18,513,000 (f) Acrisure LLC 4 .250 02/15/29 17,404,513
11,725,000 (f) Alliant Holdings Intermediate LLC 4 .250 10/15/27 11,191,718
9,305,000 (f) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,326,876
10,000,000 (f) Alliant Holdings Intermediate LLC 6 .500 10/01/31 9,901,234
2,400,000 (f) APH Somerset Investor 2 LLC 7 .875 11/01/29 2,432,442
7,810,000 (f) Ardonagh Finco Ltd 7 .750 02/15/31 8,042,746
8,270,000 (f) HUB International Ltd 7 .250 06/15/30 8,474,684
19,620,000 (f) Panther Escrow Issuer LLC 7 .125 06/01/31 19,816,089
4,965,000 (f) Ryan Specialty LLC 5 .875 08/01/32 4,912,585
TOTAL INSURANCE 91,502,887
MATERIALS - 3.5%
5,000,000 (f) ,NV Chemicals Corp 7 .000 12/01/31 4,976,114
7,225,000 (f) Arsenal AIC Parent LLC 8 .000 10/01/30 7,476,407
6,110,000 (f) Avient Corp 7 .125 08/01/30 6,240,473
2,000,000 (f) Avient Corp 6 .250 11/01/31 1,972,778
10,000,000 (f) EverArc Escrow Sarl 5 .000 10/30/29 9,316,511
15,785,000 (f) Mineral Resources Ltd 8 .000 11/01/27 16,137,295
2,400,000 (f) Mineral Resources Ltd 8 .500 05/01/30 2,448,135
8,485,000 (f) Olympus Water US Holding Corp 4 .250 10/01/28 7,929,056
6,410,000 (f) Sealed Air Corp 6 .500 07/15/32 6,419,833
6,700,000 (f) Tronox, Inc 4 .625 03/15/29 6,013,590
2,500,000 (f) WR Grace Holdings LLC 7 .375 03/01/31 2,553,045
TOTAL MATERIALS 71,483,237
MEDIA & ENTERTAINMENT - 10.1%
1,800,000 (f) Advantage Sales & Marketing, Inc 6 .500 11/15/28 1,708,640
8,860,000 (f) Arches Buyer, Inc 4 .250 06/01/28 8,137,337
5,120,000 (f) CCO Holdings LLC 5 .375 06/01/29 4,891,807
12,250,000 (f) CCO Holdings LLC 4 .500 08/15/30 10,995,551
9,025,000 (f) CCO Holdings LLC 4 .250 02/01/31 7,865,517
10,800,000 CCO Holdings LLC 4 .500 05/01/32 9,289,758
10,000,000 Charter Communications Operating LLC 4 .400 12/01/61 6,656,334
5,980,000 (f) CSC Holdings LLC 5 .500 04/15/27 5,352,097
5,788,000 (f) CSC Holdings LLC 11 .250 05/15/28 5,712,252
4,135,000 (f) CSC Holdings LLC 11 .750 01/31/29 4,083,627
11,170,000 (f) DIRECTV Holdings LLC 5 .875 08/15/27 10,882,916
15,800,000 (f) DISH Network Corp 11 .750 11/15/27 16,735,234
4,200,000 (e),(f) Gray Television, Inc 10 .500 07/15/29 4,199,711
6,900,000 (f) Gray Television, Inc 4 .750 10/15/30 3,761,259
7,025,000 (f) LCPR Senior Secured Financing DAC 6 .750 10/15/27 6,356,217
9,650,000 (e),(f) LCPR Senior Secured Financing DAC 5 .125 07/15/29 7,743,643
7,500,000 (f) McGraw-Hill Education, Inc 7 .375 09/01/31 7,675,304
4,000,000 (f) Sirius XM Radio, Inc 5 .000 08/01/27 3,890,108
4,650,000 (f) Sirius XM Radio, Inc 4 .000 07/15/28 4,284,309
4,380,000 (f) Sirius XM Radio, Inc 4 .125 07/01/30 3,822,634
3,745,000 (f) Sirius XM Radio, Inc 3 .875 09/01/31 3,133,737
10,525,000 (f) Sunrise FinCo I BV 4 .875 07/15/31 9,546,807
5,000,000 (f) Sunrise HoldCo IV BV 5 .500 01/15/28 4,895,653
12,000,000 (f) Univision Communications, Inc 4 .500 05/01/29 10,740,928
1,800,000 (f) Univision Communications, Inc 7 .375 06/30/30 1,721,971
6,214,000 (f) Univision Communications, Inc 8 .500 07/31/31 6,092,824
17,665,000 (f) Virgin Media Secured Finance plc 5 .500 05/15/29 16,568,803
11,175,000 (f) VZ Secured Financing BV 5 .000 01/15/32 9,883,816

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 10.1% (continued)
$ 9,672,000 (f) Ziff Davis, Inc 4 .625% 10/15/30 $ 8,853,081
TOTAL MEDIA & ENTERTAINMENT 205,481,875
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
9,350,000 (f) Bausch Health Cos, Inc 4 .875 06/01/28 7,480,000
1,000,000 (f) Grifols S.A. 4 .750 10/15/28 918,929
4,610,000 (e),(f) Organon & Co 7 .875 05/15/34 4,713,078
14,000,000 (e),(f) Organon Finance  LLC 5 .125 04/30/31 12,583,336
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,695,343
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
13,755,400 (e),(f) Anywhere Real Estate Group LLC 7 .000 04/15/30 12,203,041
9,145,000 (f) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 9,153,307
3,472,000 (e) Kennedy-Wilson, Inc 4 .750 03/01/29 3,136,237
7,000,000 (e) Kennedy-Wilson, Inc 5 .000 03/01/31 6,120,141
742,000 (e),(f) Realogy Group LLC 5 .250 04/15/30 558,039
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 31,170,765
SOFTWARE & SERVICES - 1.5%
14,000,000 (f) Ahead DB Holdings LLC 6 .625 05/01/28 13,720,049
3,375,000 (f) CA Magnum Holdings 5 .375 10/31/26 3,288,481
11,000,180 (f) Rackspace Finance LLC 3 .500 05/15/28 6,627,608
6,000,000 (f) Rocket Software, Inc 9 .000 11/28/28 6,213,492
TOTAL SOFTWARE & SERVICES 29,849,630
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (f) Imola Merger Corp 4 .750 05/15/29 8,852,292
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,852,292
TELECOMMUNICATION SERVICES - 4.9%
806,000 Digicel Intermediate Holdings Ltd 12 .000 05/25/27 797,255
230,000 (f) Frontier Communications Corp 5 .000 05/01/28 224,851
5,000,000 (f) Frontier Communications Holdings LLC 6 .000 01/15/30 4,988,836
8,210,000 (f) Frontier Communications Holdings LLC 8 .625 03/15/31 8,731,756
9,820,000 (f) Iliad Holding SASU 7 .000 10/15/28 9,951,299
5,000,000 (f) Iliad Holding SASU 8 .500 04/15/31 5,315,822
6,160,000 (f) Iliad Holding SASU 7 .000 04/15/32 6,191,165
10,850,000 (f) Level 3 Financing, Inc 10 .500 04/15/29 12,091,240
10,000,000 (f) Level 3 Financing, Inc 10 .500 05/15/30 10,890,000
5,000,000 (f) Level 3 Financing, Inc 10 .750 12/15/30 5,578,259
5,300,000 (f) Sable International Finance Ltd 7 .125 10/15/32 5,193,152
2,050,000 (f) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,749,461
6,350,000 (f) Windstream Escrow LLC 8 .250 10/01/31 6,558,425
10,800,000 (e),(f) Zayo Group Holdings, Inc 4 .000 03/01/27 9,960,397
11,625,000 (e),(f) Zegona Finance plc 8 .625 07/15/29 12,322,884
TOTAL TELECOMMUNICATION SERVICES 100,544,802
TRANSPORTATION - 3.9%
6,805,000 (e),(f) American Airlines, Inc 7 .250 02/15/28 6,975,318
2,500,000 (f) American Airlines, Inc 5 .750 04/20/29 2,479,218
10,175,000 (f) AS. Mileage Plan IP Ltd 5 .021 10/20/29 9,911,186
30,000,000 (e),(f) Brightline East LLC 11 .000 01/31/30 28,631,400
14,235,000 (f) Cargo Aircraft Management, Inc 4 .750 02/01/28 14,120,205
4,410,000 (f) Genesee & Wyoming, Inc 6 .250 04/15/32 4,436,588
3,550,000 (f) United Airlines, Inc 4 .625 04/15/29 3,375,291
5,000,000 (f) VistaJet Malta Finance plc 7 .875 05/01/27 4,866,815
1,800,000 (e),(f) VistaJet Malta Finance plc 9 .500 06/01/28 1,811,306
2,805,000 (f) XPO, Inc 7 .125 06/01/31 2,875,947
TOTAL TRANSPORTATION 79,483,274
UTILITIES - 4.9%
2,425,000 (f) AltaGas Ltd 7 .200 10/15/54 2,438,261
6,400,000 (f) California Buyer Ltd 6 .375 02/15/32 6,383,015
4,290,000 (f) Ferrellgas LP 5 .375 04/01/26 4,244,905
19,778,000 (f) Ferrellgas LP 5 .875 04/01/29 18,077,255
7,500,000 (f) NRG Energy, Inc 6 .000 02/01/33 7,284,191
6,000,000 (f) NRG Energy, Inc 6 .250 11/01/34 5,885,071
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 8,110,614

High Yield Fund

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 4.9% (continued)
$ 1,800,000 (f) Suburban Propane Partners LP 5 .000% 06/01/31 $ 1,604,647
9,836,000 (f) Superior Plus LP 4 .500 03/15/29 8,942,960
21,190,000 (f) Talen Energy Supply LLC 8 .625 06/01/30 22,582,196
10,000,000 (f) TerraForm Power Operating LLC 5 .000 01/31/28 9,634,474
4,310,000 (f) Vistra Operations Co LLC 7 .750 10/15/31 4,521,473
TOTAL UTILITIES 99,709,062
TOTAL CORPORATE BONDS
(Cost $1,888,398,865) 1,849,959,567
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.7%
707,881 Invesco Senior Loan ETF 14,915,053
TOTAL INVESTMENT COMPANIES
(Cost $15,003,531) 14,915,053
TOTAL LONG-TERM INVESTMENTS
(Cost $2,011,569,460) 1,972,785,458
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.7%
116,679,172 (i) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (j) 116,679,172
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $116,679,172) 116,679,172
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.7%
GOVERNMENT AGENCY DEBT - 0.9%
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/25 9,991,814
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/31/25 3,985,499
5,000,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 4,995,322
TOTAL GOVERNMENT AGENCY DEBT 18,972,635
REPURCHASE AGREEMENT - 1.8%
35,619,000 (k) Fixed Income Clearing Corporation 4 .460 01/02/25 35,619,000
TOTAL REPURCHASE AGREEMENT 35,619,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,592,993) 54,591,635
TOTAL INVESTMENTS - 105.4%
(Cost $2,182,841,625) 2,144,056,265
OTHER ASSETS & LIABILITIES, NET - (5.4)% (109,004,467)
NET ASSETS - 100.0% $ 2,035,051,798
ETF Exchange Traded Fund
SPDR Standard & Poor's Depositary Receipts
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,384,205.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,653,906,665 or 77.1% of Total
Investments.
(g) Payment in Kind Bond
(h) Perpetual security. Maturity date is not applicable.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $35,627,826 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $36,331,421.
Fund Level 1 Level 2 Level 3 Total
High Yield
Long-Term Investments
:
Bank loan obligations $— $102,925,096 $— $102,925,096
Common stocks 4,974,925 10,737 80 4,985,742
Corporate bonds — 1,849,959,567 — 1,849,959,567
Investment companies 14,915,053 — — 14,915,053
Investments purchased with collateral from securities lending 116,679,172 — — 116,679,172
Short-Term Investments
:
Government agency debt — 18,972,635 — 18,972,635
Repurchase agreement — 35,619,000 — 35,619,000
Total $136,569,150 $2,007,487,035 $80 $2,144,056,265
1 1 1 1 1

Short Duration Impact Bond
Portfolio of Investments December 31, 2024

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.4%
BANK LOAN OBLIGATIONS - 2.3%
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$ 482,500 (a) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .971% 05/05/28 $ 475,262
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 475,262
UTILITIES - 1.7%
420,098 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .764 12/15/27 422,263
895,000 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .929 05/21/29 898,916
TOTAL UTILITIES 1,321,179
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,783,642) 1,796,441
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 36 .1%
BANKS - 10.8%
250,000 (b) Bank of America Corp 6 .100 N/A 249,335
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 238,083
1,000,000 CitiBank NA 4 .876 11/19/27 1,000,802
500,000 Citigroup, Inc 2 .014 01/25/26 498,887
500,000 (a) Citigroup, Inc, (TSFR3M + 1.512%) 5 .822 07/01/26 502,539
250,000 (c) Cooperatieve Rabobank UA 1 .106 02/24/27 239,353
250,000 (c) Credit Agricole S.A. 5 .335 01/10/30 249,940
275,000 Deutsche Bank AG. 6 .819 11/20/29 287,767
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 610,085
250,000 (c) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 251,096
500,000 (c) ING Groep NV 1 .400 07/01/26 491,172
925,000 JPMorgan Chase & Co 5 .571 04/22/28 940,711
500,000 M&T Bank Corp 4 .833 01/16/29 497,866
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 557,659
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 235,700
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,004,729
500,000 Wells Fargo & Co 4 .540 08/15/26 499,001
TOTAL BANKS 8,354,725
CAPITAL GOODS - 0.4%
300,000 Nature Conservancy 2 .668 03/01/26 292,011
TOTAL CAPITAL GOODS 292,011
ENERGY - 1.6%
500,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 511,513
250,000 Williams Cos, Inc 5 .400 03/02/26 251,686
500,000 (c) Woodside Finance Ltd 3 .650 03/05/25 498,928
TOTAL ENERGY 1,262,127
FINANCIAL SERVICES - 3.8%
250,000 BB Blue Financing DAC 4 .395 09/20/29 246,952
500,000 Goldman Sachs Group, Inc 0 .855 02/12/26 497,535
250,000 (c),(d) HAT Holdings I LLC 3 .375 06/15/26 242,244
250,000 (c) HAT Holdings I LLC 8 .000 06/15/27 260,480
500,000 Private Export Funding Corp 1 .400 07/15/28 449,787
250,000 Private Export Funding Corp 4 .300 12/15/28 246,888
250,000 (c) Starwood Property Trust, Inc 7 .250 04/01/29 256,451
250,000 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 238,442
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 234,343

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.8% (continued)
$ 250,000 (c) WLB Asset VI Pte Ltd 7 .250% 12/21/27 $ 261,020
TOTAL FINANCIAL SERVICES 2,934,142
FOOD, BEVERAGE & TOBACCO - 0.4%
275,000 Campbell Soup Co 5 .200 03/21/29 277,703
TOTAL FOOD, BEVERAGE & TOBACCO 277,703
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,008,001
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,008,001
MATERIALS - 1.3%
200,000 (b),(c) Cemex SAB de C.V. 9 .125 N/A 206,129
325,000 Nutrien Ltd 5 .200 06/21/27 328,323
450,000 (c) Smurfit Kappa Treasury ULC 5 .200 01/15/30 452,511
TOTAL MATERIALS 986,963
MEDIA & ENTERTAINMENT - 0.3%
250,000 Alphabet, Inc 0 .450 08/15/25 244,034
TOTAL MEDIA & ENTERTAINMENT 244,034
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
500,000 Apple, Inc 3 .000 06/20/27 484,889
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 484,889
TRANSPORTATION - 0.7%
143,563 (c) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 139,686
356,522 (c) Air Canada Pass Through Trust 4 .125 05/15/25 354,776
36,648 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 36,162
TOTAL TRANSPORTATION 530,624
UTILITIES - 14.9%
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 477,293
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 593,397
250,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 240,000
500,000 Connecticut Light and Power Co 4 .650 01/01/29 497,459
384,808 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 387,473
472,495 (c) Continental Wind LLC 6 .000 02/28/33 476,129
1,000,000 DTE Electric Co 1 .900 04/01/28 915,605
250,000 (c) Electricite de France S.A. 3 .625 10/13/25 247,581
1,000,000 International Development Association 0 .375 09/23/25 970,928
425,000 (c) International Development Association 4 .375 11/27/29 421,725
1,000,000 MidAmerican Energy Co 3 .650 04/15/29 953,711
300,000 National Fuel Gas Co 5 .500 01/15/26 301,165
237,000 (c),(d) NextEra Energy Operating Partners LP 7 .250 01/15/29 242,414
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 970,566
500,000 PG&E Recovery Funding LLC 4 .838 06/01/35 496,092
250,000 Public Service Co of Colorado 3 .700 06/15/28 241,259
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 276,204
297,429 SCE Recovery Funding LLC 1 .977 11/15/28 280,993
698,104 (c) Solar Star Funding LLC 5 .375 06/30/35 695,611
1,000,000 Southern California Edison Co 3 .700 08/01/25 992,830
275,000 Southern California Edison Co 4 .875 02/01/27 275,850
500,000 Southern Power Co 4 .150 12/01/25 497,589
TOTAL UTILITIES 11,451,874
TOTAL CORPORATE BONDS
(Cost $27,772,550) 27,827,093
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 39.3%
AGENCY SECURITIES - 3.2%
43,076 Export-Import Bank of the United States 1 .822 05/03/25 42,787
250,000 Federal Home Loan Mortgage Corp 1 .500 02/12/25 249,186
198,125 Harar Leasing 2013 LLC 2 .582 07/02/25 195,569
500,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 495,495
57,267 Lulwa Ltd 1 .831 03/26/25 56,910
89,224 Penta Aircraft Leasing LLC 1 .691 04/29/25 88,620
250,000 Private Export Funding Corp 3 .250 06/15/25 248,752

Short Duration Impact Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 27,665 Sandalwood LLC 2 .821% 02/12/26 $ 27,280
548,096 Thirax  LLC 0 .968 01/14/33 466,450
152,465 United States International Development Finance Corp 1 .050 10/15/29 138,797
152,465 United States International Development Finance Corp 1 .790 10/15/29 141,471
274,509 Windermere Aviation LLC 2 .351 05/27/26 268,471
TOTAL AGENCY SECURITIES 2,419,788
FOREIGN GOVERNMENT BONDS - 10.6%
500,000 African Development Bank 4 .125 02/25/27 497,278
1,000,000 (c) Arab Petroleum Investments Corp 5 .428 05/02/29 1,008,100
360,000 Asian Development Bank 4 .625 06/13/25 360,351
250,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 239,693
250,000 (d) Asian Infrastructure Investment Bank 4 .875 09/14/26 252,246
300,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 5 .113 08/16/27 302,328
200,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 5 .113 08/16/27 201,552
250,000 (c) BNG Bank NV 3 .500 05/19/28 242,446
500,000 Council Of Europe Development Bank 3 .000 06/16/25 496,764
450,000 Export Development Canada 3 .875 02/14/28 443,027
250,000 Inter-American Investment Corp 2 .625 04/22/25 248,601
250,000 Inter-American Investment Corp 0 .625 02/10/26 239,576
500,000 Inter-American Investment Corp 4 .126 02/15/28 494,257
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 232,024
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 482,628
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 238,919
500,000 Japan Bank for International Cooperation 1 .625 01/20/27 471,424
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 498,019
250,000 Japan International Cooperation Agency 4 .000 05/23/28 245,299
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 472,697
500,000 OPEC Fund for International Development 4 .500 01/26/26 498,434
TOTAL FOREIGN GOVERNMENT BONDS 8,165,663
MORTGAGE BACKED - 0.1%
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 52,745
30,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 31,098
TOTAL MORTGAGE BACKED 83,843
MUNICIPAL BONDS - 6.1%
117,179 (e) City of Fort Wayne IN 10 .750 12/01/29 12
250,000 (c) County of Gallatin MT 11 .500 09/01/27 256,175
375,000 (c) Florida Development Finance Corp 8 .250 07/01/57 387,711
350,000 (c) Iowa Finance Authority 7 .000 11/01/27 350,379
300,000 Los Angeles Unified School District 4 .850 01/01/25 300,000
200,000 Mount Diablo Unified School District 5 .548 08/01/27 202,065
500,000 (a),(c) New Hampshire Business Finance Authority 4 .600 02/01/29 500,000
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 822,751
250,000 Pharr Economic Development Corp 3 .016 08/15/26 244,446
275,000 Redevelopment Authority of the City of Philadelphia 4 .653 09/01/25 275,125
600,000 San Diego Unified School District 3 .915 07/01/28 589,079
274,489 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 265,475
250,000 Village of Deerfield IL 4 .000 12/01/28 245,546
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 238,241
TOTAL MUNICIPAL BONDS 4,677,005
U.S. TREASURY SECURITIES - 19.3%
9,083,000 United States Treasury Note/Bond 5 .000 09/30/25 9,130,421
4,813,000 United States Treasury Note/Bond 4 .250 11/30/26 4,812,043
241,000 United States Treasury Note/Bond 4 .000 12/15/27 239,146
707,000 United States Treasury Note/Bond 4 .125 11/30/29 698,968
TOTAL U.S. TREASURY SECURITIES 14,880,578
TOTAL GOVERNMENT BONDS
(Cost $30,366,197) 30,226,877

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 21.7%
ASSET BACKED - 14.0%
$ 226,164 (c) Air Canada 2020-2, Class A Pass Through Trust 5 .250% 04/01/29 $ 225,414
Series - 2020 A (Class )
524,384 Delta Air Lines Pass Through Trust 3 .625 07/30/27 508,605
Series - 2015 1 (Class AA)
182,732 Delta Air Lines Pass Through Trust 2 .000 06/10/28 168,229
Series - 2020 1 (Class AA)
178,015 Delta Air Lines Pass Through Trust 2 .500 06/10/28 164,531
Series - 2020 1 (Class A)
300,000 (c) Frontier Issuer LLC 6 .190 06/20/54 305,132
Series - 2024 1 (Class A2)
240,427 (c) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 184,738
Series - 2021 4GS (Class A)
233,399 (c) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,991
Series - 2021 5CS (Class B)
445,827 (c) Helios Issuer, LLC 5 .300 08/22/50 429,822
Series - 2023 B (Class A)
79,781 (c) HERO Funding Trust 4 .050 09/20/41 74,198
Series - 2016 1A (Class A)
122,995 (c) HERO Funding Trust 3 .910 09/20/42 112,693
Series - 2016 3A (Class A2)
96,985 (c) HERO Funding Trust 2 .590 09/20/57 79,855
Series - 2020 1A (Class A)
500,000 (c) Hertz Vehicle Financing III LLC 5 .570 09/25/29 503,077
Series - 2023 2A (Class A)
93,857 (c) Mosaic Solar Loan Trust 2 .100 04/20/46 81,350
Series - 2020 1A (Class A)
213,682 (c) Mosaic Solar Loan Trust 1 .440 08/20/46 177,583
Series - 2020 2A (Class A)
265,769 (c) Mosaic Solar Loan Trust 1 .440 06/20/52 212,074
Series - 2021 3A (Class A)
221,992 (c) Mosaic Solar Loan Trust 1 .770 06/20/52 153,891
Series - 2021 3A (Class C)
23,612 (c) Renew 3 .670 09/20/52 21,484
Series - 2017 1A (Class A)
187,262 (c) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 158,766
Series - 2021 C (Class A)
243,549 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 212,556
Series - 2022 A (Class A)
226,829 (c) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 219,301
Series - 2023 A (Class A)
422,418 (c) Sunrun Atlas Issuer LLC 3 .610 02/01/55 392,772
Series - 2019 2 (Class A)
292,153 (c) Sunrun Callisto Issuer LLC 3 .980 06/30/54 273,983
Series - 2019 1A (Class A)
269,988 (c) Sunrun Callisto Issuer LLC 2 .270 01/30/57 226,484
Series - 2021 2A (Class A)
247,907 (c) Tesla Auto Lease Trust 5 .890 06/22/26 248,777
Series - 2023 A (Class A3)
815,000 (c) Tesla Auto Lease Trust 6 .130 09/21/26 820,578
Series - 2023 B (Class A3)
840,000 (c) Tesla Auto Lease Trust 4 .790 01/20/27 841,121
Series - 2024 B (Class A2A)
580,000 (c) Tesla Auto Lease Trust 5 .300 06/21/27 583,386
Series - 2024 A (Class A3)
1,000,000 (c) Tesla Auto Lease Trust 5 .940 07/20/27 1,007,632
Series - 2023 A (Class A4)
476,162 (c) Tesla Electric Vehicle Trust 5 .540 12/21/26 477,994
Series - 2023 1 (Class A2A)
1,500,000 (c) Tesla Sustainable Energy Trust 5 .080 06/21/50 1,497,839
Series - 2024 1A (Class A2)

Short Duration Impact Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 274,894 (c) Vivint Colar Financing V LLC 7 .370% 04/30/48 $ 255,784
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 10,797,640
OTHER MORTGAGE BACKED - 7.7%
250,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%) 6 .762 04/15/34 178,750
Series - 2021 ACEN (Class C)
250,000 (c) BX Trust 6 .300 10/13/27 247,109
Series - 2022 CLS (Class B)
250,000 (a),(c) BX TRUST, (TSFR1M + 1.490%) 5 .887 01/17/39 248,499
Series - 2022 AHP (Class AS)
250,000 (a),(c) BX TRUST, (TSFR1M + 2.090%) 6 .487 01/17/39 246,882
Series - 2022 AHP (Class C)
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .169 07/25/42 28,504
Series - 2022 R08 (Class 1M2)
250,000 (c) Frontier Issuer LLC 6 .600 08/20/53 254,445
Series - 2023 1 (Class A2)
250,000 (c) Frontier Issuer LLC 11 .500 08/20/53 266,624
Series - 2023 1 (Class C)
1,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%) 5 .897 11/15/36 996,457
Series - 2021 DM (Class AS)
44,537 GS Mortgage Securities Trust 2 .922 05/10/49 44,143
Series - 2016 GS2 (Class AAB)
500,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%) 6 .132 10/15/33 495,277
Series - 2020 609M (Class A)
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 192,997
Series - 2019 MILE (Class A)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%) 6 .277 07/15/36 213,566
Series - 2019 MILE (Class B)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 6 .677 07/15/36 199,123
Series - 2019 MILE (Class C)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%) 8 .727 07/15/36 162,581
Series - 2019 MILE (Class F)
182,612 (c) One Market Plaza Trust 3 .614 02/10/32 170,841
Series - 2017 1MKT (Class A)
250,000 (c) One Market Plaza Trust 3 .845 02/10/32 225,368
Series - 2017 1MKT (Class B)
27,382,754 (a),(c) SLG Office Trust 0 .258 07/15/41 357,074
Series - 2021 OVA (Class X)
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%) 5 .769 11/15/36 496,940
Series - 2021 LIH (Class AS)
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%) 6 .168 11/15/36 496,441
Series - 2021 LIH (Class B)
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%) 6 .467 11/15/36 267,125
Series - 2021 LIH (Class C)
91,170 (c) Verus Securitization Trust 3 .417 01/25/60 89,427
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,878,173
TOTAL STRUCTURED ASSETS
(Cost $17,345,738) 16,675,813
TOTAL LONG-TERM INVESTMENTS
(Cost $77,268,127) 76,526,224
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
731,108 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (g) 731,108
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $731,108) 731,108

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 86,000 (h) Fixed Income Clearing Corporation 4 .460% 01/02/25 $ 86,000
TOTAL REPURCHASE AGREEMENT 86,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,000) 86,000
TOTAL INVESTMENTS - 100.5%
(Cost $78,085,235) 77,343,332
OTHER ASSETS & LIABILITIES, NET - (0.5)% (351,297)
NET ASSETS - 100.0% $ 76,992,035
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $29,053,066 or 37.6% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $705,858.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $86,021 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $87,825.

Short Duration Impact Bond

Portfolio of Investments December 31, 2024
(continued)
Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,796,441 $— $1,796,441
Corporate bonds — 27,827,093 — 27,827,093
Government bonds — 30,226,877 — 30,226,877
Structured assets — 16,675,813 — 16,675,813
Investments purchased with collateral from securities lending 731,108 — — 731,108
Short-Term Investments
:
Repurchase agreement — 86,000 — 86,000
Total $731,108 $76,612,224 $— $77,343,332
1 1 1 1 1

Portfolio of Investments December 31, 2024
Short Term Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
BANK LOAN OBLIGATIONS - 1.0%
CAPITAL GOODS - 0.1%
$ 1,260,913 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .339% 07/27/28 $ 1,265,118
TOTAL CAPITAL GOODS 1,265,118
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
665,223 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 01/31/31 668,383
1,753,528 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .221 08/06/27 1,737,746
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,406,129
CONSUMER SERVICES - 0.3%
1,451,174 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 1,446,036
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 6 .088 11/08/30 1,956,051
782,139 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .240 03/15/28 784,931
1,412,179 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 6 .107 05/24/30 1,416,217
TOTAL CONSUMER SERVICES 5,603,235
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .107 11/22/28 737,165
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 737,165
FINANCIAL SERVICES - 0.0%
701,806 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 701,676
TOTAL FINANCIAL SERVICES 701,676
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,579,455 (a) Energizer Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .356 12/22/27 1,585,631
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,585,631
MEDIA & ENTERTAINMENT - 0.1%
1,000,948 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .897 01/18/28 983,987
674,453 (a) Outfront Media Capital LLC, Term Loan B, (TSFR1M + 1.750%) 6 .107 11/18/26 674,945
TOTAL MEDIA & ENTERTAINMENT 1,658,932
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
313,673 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .457 11/08/27 315,896
2,186,967 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .607 05/05/28 2,195,168
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,511,064
SOFTWARE & SERVICES - 0.1%
1,293,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .107 09/12/29 1,290,818
TOTAL SOFTWARE & SERVICES 1,290,818
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,669,469) 17,759,768
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33 .7%
AUTOMOBILES & COMPONENTS - 2.6%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,568,796
10,000,000 Ford Motor Credit Co LLC 6 .950 06/10/26 10,226,217
3,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 3,141,231
2,200,000 (b) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,205,500
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,061,460
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,052,243
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 872,145
2,250,000 (b) Hyundai Capital Services, Inc 2 .125 04/24/25 2,229,282
7,500,000 Toyota Motor Credit Corp 4 .550 08/07/26 7,505,075
TOTAL AUTOMOBILES & COMPONENTS 44,861,949
BANKS - 14.0%
2,100,000 (b) Banco de Credito del Peru 2 .700 01/11/25 2,095,939
3,650,000 (b) Banco del Estado de Chile 2 .704 01/09/25 3,645,985
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,774,791
3,975,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 3,955,125
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,988,213
4,000,000 (b) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,968,640
20,000,000 Bank of America Corp 3 .384 04/02/26 19,922,545
5,000,000 Bank of America Corp 5 .819 09/15/29 5,123,458

Short Term Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 14.0% (continued)
$ 10,000,000 Bank of America NA 5 .650% 08/18/25 $ 10,054,287
1,800,000 Barclays plc 4 .837 09/10/28 1,789,099
5,000,000 Barclays plc 6 .490 09/13/29 5,200,452
15,000,000 CitiBank NA 5 .438 04/30/26 15,134,625
7,250,000 CitiBank NA 4 .929 08/06/26 7,278,843
5,000,000 CitiBank NA 4 .876 11/19/27 5,004,009
10,000,000 Citigroup, Inc 5 .610 09/29/26 10,053,871
20,000,000 Goldman Sachs Bank USA 5 .283 03/18/27 20,113,596
10,000,000 Goldman Sachs Bank USA 5 .414 05/21/27 10,077,980
14,450,000 HSBC Holdings plc 5 .130 11/19/28 14,445,383
9,000,000 JPMorgan Chase & Co 4 .080 04/26/26 8,976,596
10,000,000 JPMorgan Chase & Co 5 .581 04/22/30 10,197,469
3,000,000 JPMorgan Chase & Co 4 .995 07/22/30 2,987,026
10,000,000 JPMorgan Chase & Co 4 .603 10/22/30 9,809,731
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,105,332
5,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 5,104,998
8,400,000 Morgan Stanley Bank NA 5 .504 05/26/28 8,516,967
5,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 5,016,236
4,275,000 (b) NatWest Markets plc 5 .416 05/17/27 4,333,059
10,000,000 Royal Bank of Canada 4 .650 01/27/26 9,987,176
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,830,047
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 22,159,596
TOTAL BANKS 246,651,074
CAPITAL GOODS - 1.2%
10,000,000 Boeing Co 2 .196 02/04/26 9,697,908
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 9,986,225
2,000,000 (b) Sisecam UK plc 8 .250 05/02/29 2,007,570
TOTAL CAPITAL GOODS 21,691,703
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,746,705
3,000,000 (b) Prosus NV 3 .257 01/19/27 2,868,365
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,615,070
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,689,475
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,689,475
ENERGY - 2.5%
2,275,000 (b) 6297782 LLC 4 .911 09/01/27 2,267,413
5,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 5,054,834
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,954,947
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,760,882
3,000,000 Energy Transfer LP 5 .250 07/01/29 3,014,279
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,517,106
2,991,000 Hess Corp 4 .300 04/01/27 2,960,480
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,995,408
69,500 Petroleos Mexicanos 2 .378 04/15/25 68,428
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 964,948
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 913,978
1,973,684 Reliance Industries Ltd 2 .444 01/15/26 1,949,374
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,958,338
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,067,426
TOTAL ENERGY 44,447,841
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
3,000,000 American Tower Corp 5 .250 07/15/28 3,018,552
3,000,000 Essex Portfolio LP 1 .700 03/01/28 2,712,561
4,800,000 Kite Realty Group LP 4 .000 10/01/26 4,725,868
3,000,000 (b) ProLogis Targeted US Logistics Fund LP 5 .250 04/01/29 3,033,806
1,665,000 (b) SBA Tower Trust 2 .836 01/15/25 1,663,292
13,365,000 (b) SBA Tower Trust 1 .884 01/15/26 12,949,973
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,343,444
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,447,496
FINANCIAL SERVICES - 1.1%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,624,830

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 1.1% (continued)
$ 3,000,000 American Express Co 5 .532% 04/25/30 $ 3,054,607
1,500,000 (b) Banco BTG Pactual S.A. 2 .750 01/11/26 1,445,530
2,500,000 (b) DAE Funding LLC 2 .625 03/20/25 2,479,575
1,675,000 Morgan Stanley 5 .449 07/20/29 1,693,713
5,000,000 State Street Corp 5 .272 08/03/26 5,049,432
TOTAL FINANCIAL SERVICES 19,347,687
FOOD, BEVERAGE & TOBACCO - 0.4%
3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,062,157
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 2,996,276
TOTAL FOOD, BEVERAGE & TOBACCO 6,058,433
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
3,750,000 CVS Health Corp 4 .300 03/25/28 3,633,401
3,200,000 HCA, Inc 5 .200 06/01/28 3,207,843
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,841,244
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
5,000,000 Haleon UK Capital plc 3 .125 03/24/25 4,980,137
5,000,000 Unilever Capital Corp 4 .250 08/12/27 4,970,812
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,950,949
INSURANCE - 0.4%
5,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 4,977,060
2,500,000 Principal Life Global Funding II 0 .875 01/12/26 2,403,054
TOTAL INSURANCE 7,380,114
MATERIALS - 0.8%
3,401,000 Amcor Finance USA, Inc 3 .625 04/28/26 3,343,445
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,032,146
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,183,692
2,000,000 (b) Kraton Corp 5 .000 07/15/27 2,007,368
1,170,000 (b) Navoi Mining & Metallurgical Combinat 6 .700 10/17/28 1,164,157
2,325,000 (b) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 2,194,956
1,600,000 (b) POSCO 5 .750 01/17/28 1,628,434
TOTAL MATERIALS 13,554,198
MEDIA & ENTERTAINMENT - 1.4%
2,000,000 (b) CCO Holdings LLC 5 .125 05/01/27 1,965,240
10,000,000 Charter Communications Operating LLC 6 .150 11/10/26 10,190,497
6,000,000 Comcast Corp 3 .300 02/01/27 5,840,348
6,875,000 Warnermedia Holdings, Inc 3 .638 03/15/25 6,852,892
TOTAL MEDIA & ENTERTAINMENT 24,848,977
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
4,600,000 Amgen, Inc 5 .150 03/02/28 4,633,464
3,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 3,017,564
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 7,929,706
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 1,019,734
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,015,699
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,616,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
1,800,000 Broadcom, Inc 4 .150 02/15/28 1,769,732
5,800,000 Broadcom, Inc 5 .050 07/12/29 5,822,039
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 1,018,608
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,301,519
3,000,000 (b),(c) TSMC Global Ltd 0 .750 09/28/25 2,914,545
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,826,443
SOFTWARE & SERVICES - 0.8%
5,000,000 Accenture Capital, Inc 3 .900 10/04/27 4,926,280
5,000,000 (c) Adobe, Inc 1 .900 02/01/25 4,987,331
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 938,920

Short Term Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 3,100,000 Oracle Corp 5 .800% 11/10/25 $ 3,130,701
TOTAL SOFTWARE & SERVICES 13,983,232
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,000,000 Amphenol Corp 5 .050 04/05/29 3,017,825
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,017,825
TELECOMMUNICATION SERVICES - 1.2%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,302,026
2,650,000 (b) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 2,634,497
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,815,669
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 5,057,628
TOTAL TELECOMMUNICATION SERVICES 20,809,820
TRANSPORTATION - 0.3%
3,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,954,640
2,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 2,037,640
TOTAL TRANSPORTATION 4,992,280
UTILITIES - 1.8%
3,400,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 3,264,000
1,481,510 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 1,491,769
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,989,015
5,000,000 Florida Power & Light Co 4 .400 05/15/28 4,950,147
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,577,120
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 2,990,572
7,920,386 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 7,950,876
5,000,000 WEC Energy Group, Inc 4 .750 01/09/26 5,002,660
1,378,000 WEC Energy Group, Inc 5 .600 09/12/26 1,395,769
TOTAL UTILITIES 31,611,928
TOTAL CORPORATE BONDS
(Cost $591,554,772) 592,243,905
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 44.3%
AGENCY SECURITIES - 1.3%
20,036,250 Federal Home Loan Banks 1 .000 03/23/26 19,241,418
1,015,000 Montefiore Medical Center 2 .152 10/20/26 981,313
1,578,947 Reliance Industries Ltd 1 .870 01/15/26 1,554,395
1,500,000 Reliance Industries Ltd 2 .060 01/15/26 1,478,095
TOTAL AGENCY SECURITIES 23,255,221
FOREIGN GOVERNMENT BONDS - 2.2%
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,467,521
6,250,000 (b) Central American Bank for Economic Integration 5 .000 02/09/26 6,254,283
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,016,538
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,671,334
300,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 302,250
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,129,790
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 3,925,952
3,575,000 (b) OPEC Fund for International Development 4 .500 01/26/26 3,563,805
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,143,750
900,000 Philippine Government International Bond 2 .457 05/05/30 788,887
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,895,380
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,014,950
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,048,680
TOTAL FOREIGN GOVERNMENT BONDS 39,223,120
MORTGAGE BACKED - 4.8%
8,946 Citicorp Mortgage Securities Trust Series 5 .500 02/25/26 8,874
10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .669 03/25/42 10,503,400
6,170,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .210 06/25/42 6,673,887
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .919 01/25/43 7,680,260
8,880,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .110 05/25/43 9,497,766
1,175,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 1,239,500
8,158 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5 .940 07/25/34 8,085
460,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 476,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 20,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .919% 05/25/42 $ 20,943,058
1,097,357 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 9 .234 06/25/42 1,177,945
1,805,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .569 07/25/42 1,924,587
3,830,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .810 04/25/43 4,043,659
5,574,309 Ginnie Mae I Pool 2 .000 05/15/31 5,082,291
15,790,537 Ginnie Mae I Pool 1 .730 07/15/37 13,473,002
49,732 (a) Impac CMB Trust, (TSFR1M + 0.774%) 5 .113 03/25/35 44,939
239,739 (a),(b) New Residential Mortgage Loan Trust 3 .750 11/25/54 226,915
379,738 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 359,349
659,447 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 631,288
171,317 (a) Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%) 4 .823 07/25/34 170,565
TOTAL MORTGAGE BACKED 84,166,208
U.S. TREASURY SECURITIES - 36.0%
42,000,000 United States Treasury Note/Bond 3 .000 10/31/25 41,573,666
20,000,000 United States Treasury Note/Bond 2 .875 11/30/25 19,754,264
83,091,000 United States Treasury Note/Bond 3 .625 05/15/26 82,405,753
186,169,000 United States Treasury Note/Bond 1 .500 08/15/26 178,215,185
108,216,000 United States Treasury Note/Bond 4 .250 11/30/26 108,194,481
15,000,000 United States Treasury Note/Bond 0 .500 06/30/27 13,676,073
23,000,000 United States Treasury Note/Bond 0 .625 11/30/27 20,715,188
4,334,000 United States Treasury Note/Bond 4 .000 12/15/27 4,300,669
15,686,000 United States Treasury Note/Bond 3 .625 03/31/28 15,363,227
5,830,000 United States Treasury Note/Bond 1 .250 09/30/28 5,210,367
11,000,000 United States Treasury Note/Bond 1 .375 10/31/28 9,852,369
134,311,000 United States Treasury Note/Bond 4 .125 11/30/29 132,785,064
TOTAL U.S. TREASURY SECURITIES 632,046,306
TOTAL GOVERNMENT BONDS
(Cost $782,727,302) 778,690,855
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 20.3%
ASSET BACKED - 10.9%
50,801 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 49,567
Series - 2002 1 (Class A3)
4,355,250 (b) Alterna Funding III LLC 6 .260 05/16/39 4,394,200
Series - 2024 1A (Class A)
2,500,000 (a),(b) Ashford Hospitality Trust, (LIBOR 1 M + 3.047%) 2 .860 06/15/35 2,473,520
Series - 2018 KEYS (Class D)
55,677 (b) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
488,076 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%) 6 .162 03/15/32 501,909
Series - 2002 HE1 (Class M1)
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC 5 .360 06/20/30 9,124,834
Series - 2024 1A (Class A)
1,904,397 (b) Capital Automotive REIT 1 .440 08/15/51 1,793,756
Series - 2021 1A (Class A1)
2,094,291 (b) Capital Automotive REIT 1 .920 08/15/51 1,974,033
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 8,528,704
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,801,376
Series - 2021 3 (Class B)
16,085,000 CarMax Auto Owner Trust 4 .600 10/15/29 16,083,946
Series - 2024 4 (Class A3)
620 Centex Home Equity 5 .540 01/25/32 621
Series - 2002 A (Class AF6)
37,575 (a) Centex Home Equity, (TSFR1M + 0.759%) 5 .098 03/25/34 36,846
Series - 2004 B (Class M1)
9,579,164 (b) CF Hippolyta LLC 1 .690 07/15/60 9,359,453
Series - 2020 1 (Class A1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates 5 .700 02/26/35 106,347
Series - 2004 2 (Class 1M2)

Short Term Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 2,540,000 CNH Equipment Trust 0 .900% 01/16/29 $ 2,463,576
Series - 2021 B (Class B)
6,596,000 (b) DB Master Finance LLC 2 .045 11/20/51 6,243,388
Series - 2021 1A (Class A2I)
10,697,500 (b) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,717,185
Series - 2021 1A (Class A2I)
1,259,397 (b) FNA VI LLC 1 .350 01/10/32 1,187,320
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,462,599
Series - 2021 A (Class B)
3,100,000 Ford Credit Auto Owner Trust 4 .610 08/15/29 3,102,154
Series - 2024 D (Class A3)
1,500,000 (b) Ford Credit Auto Owner Trust 1 .610 10/17/33 1,439,133
Series - 2021 1 (Class B)
18,050,000 GM Financial Automobile Leasing Trust 5 .390 07/20/27 18,248,557
Series - 2024 2 (Class A3)
2,500,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%) 6 .615 03/01/28 2,506,945
Series - 2024 1A (Class A)
1,115,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 2.100%) 7 .015 03/01/28 1,118,081
Series - 2024 1A (Class B)
5,276,143 (b) Hilton Grand Vacations Trust 5 .500 03/25/38 5,321,277
Series - 2024 2A (Class A)
260,638 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 256,349
Series - 1998 3 (Class A7)
6,100,000 (a),(b) MSCG Trust 3 .462 06/07/35 5,652,160
Series - 2015 ALDR (Class C)
10,486,719 (b) MVW LLC 5 .320 02/20/43 10,526,567
Series - 2024 1A (Class A)
1,795,533 (b) Navient Private Education Refi Loan Trust 0 .840 05/15/69 1,618,009
Series - 2021 A (Class A)
1,219,490 (b) Oportun Issuance Trust 1 .960 05/08/31 1,184,873
Series - 2021 B (Class B)
176,847 (a) Park Place Securities, Inc, (TSFR1M + 1.359%) 5 .698 01/25/36 175,698
Series - 2005 WCH1 (Class M4)
8,425,000 (b) PFS Financing Corp 4 .950 02/15/29 8,469,876
9,630,000 (b) PFS Financing Corp 5 .340 04/15/29 9,757,398
Series - 2024 D (Class A)
3,515,147 (b) Santander Consumer Auto Receivables Trust 0 .710 08/17/26 3,500,612
Series - 2021 AA (Class B)
5,050,000 (b) SCCU Auto Receivables Trust 5 .110 06/15/29 5,064,355
Series - 2024 1A (Class A3)
5,294,831 SCE Recovery Funding LLC 0 .861 11/15/31 4,625,220
Series - 2021 A-1 (Class A)
2,357,400 (b) ServiceMaster Funding LLC 2 .841 10/30/51 2,148,034
Series - 2020 1 (Class A2I)
5,548,750 (b) SERVPRO Master Issuer LLC 2 .394 04/25/51 4,999,652
Series - 2021 1A (Class A2)
730,410 (b) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 707,624
Series - 2021 1A (Class A)
12,615,300 (b) Taco Bell Funding LLC 1 .946 08/25/51 11,781,016
Series - 2021 1A (Class A2I)
5,604,001 (b) Wendy's Funding LLC 2 .370 06/15/51 4,989,022
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 192,495,793
OTHER MORTGAGE BACKED - 9.4%
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%) 7 .012 07/15/41 1,194,230
Series - 2024 IND (Class A)
4,119,000 (a),(b) BBCMS Trust, (TSFR1M + 1.297%) 5 .695 07/15/37 4,082,869
Series - 2018 CBM (Class A)
3,500,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.112%) 5 .509 10/15/38 3,493,960
Series - 2021 XL2 (Class B)

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,005,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%) 5 .709% 10/15/38 $ 4,996,990
Series - 2021 XL2 (Class C)
1,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%) 6 .237 01/17/39 990,482
Series - 2022 AHP (Class B)
3,000,000 (b) COMM Mortgage Trust 3 .376 01/10/39 2,668,206
Series - 2022 HC (Class C)
1,280,024 (b) COMM Mortgage Trust 3 .397 03/10/46 1,263,409
Series - 2013 CR6 (Class B)
4,567,014 COMM Mortgage Trust 4 .377 05/10/47 4,459,035
Series - 2014 CR17 (Class B)
2,193,506 COMM Mortgage Trust 4 .012 06/10/47 2,097,403
Series - 2014 UBS3 (Class AM)
1,012,000 (a) COMM Mortgage Trust 4 .332 05/10/48 959,327
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4 .311 07/10/48 4,066,808
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,670,840
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4 .516 08/10/48 4,107,830
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .463 10/10/48 2,445,709
Series - 2015 CR26 (Class B)
165,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 8 .419 05/25/42 174,996
Series - 2022 R06 (Class 1M2)
1,123,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 8 .169 07/25/42 1,186,440
Series - 2022 R08 (Class 1M2)
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 9 .310 09/25/42 9,008,019
Series - 2022 R09 (Class 2M2)
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 8 .310 12/25/42 13,371,344
Series - 2023 R01 (Class 1M2)
1,400,000 (b) CSMC 2 .816 08/15/37 1,366,108
Series - 2020 NET (Class B)
2,523,039 (b) CSMC OA LLC 3 .304 09/15/37 2,295,331
Series - 2014 USA (Class A1)
1,547,171 (b) CSMC Trust 2 .414 05/25/65 1,437,926
Series - 2020 NQM1 (Class A2)
5,000,000 (a),(b) DBSG Mortgage Trust 6 .595 06/10/37 5,056,461
Series - 2024 ALTA (Class B)
1,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%) 6 .562 11/15/36 984,748
Series - 2021 ARDN (Class C)
1,750,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%) 7 .262 11/15/36 1,738,057
Series - 2021 ARDN (Class D)
2,598,000 (a),(b) GS Mortgage Securities Trust 4 .537 02/10/46 2,537,183
Series - 2013 GC10 (Class D)
2,711,905 (a),(b) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,274,061
Series - 2020 PJ5 (Class A4)
2,362,242 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp, (TSFR1M + 1.164%) 5 .562 04/15/38 2,362,368
Series - 2021 MHC (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%) 6 .462 04/15/38 1,001,851
Series - 2021 MHC (Class D)
703,261 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 5 .013 02/15/46 667,774
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust 2 .870 08/15/49 2,213,677
Series - 2016 JP3 (Class A5)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .549 09/15/47 4,590,274
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,525,816
Series - 2015 C31 (Class AS)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 1,066,209
Series - 2015 C31 (Class B)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 3,833,346
Series - 2015 C31 (Class C)

Short Term Bond

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .904% 03/15/50 $ 1,701,556
Series - 2017 JP5 (Class C)
1,422,047 (a),(b) MCR Mortgage Trust, (TSFR1M + 1.758%) 6 .156 02/15/37 1,428,227
Series - 2024 HTL (Class A)
1,218,841 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 0.915%) 5 .312 04/15/38 1,218,445
Series - 2021 MHC (Class A)
4,000,000 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.215%) 6 .536 04/15/38 3,995,454
Series - 2021 MHC (Class B)
1,200,000 (a),(b) MHC Commercial Mortgage Trust, (TSFR1M + 1.715%) 7 .040 04/15/38 1,200,631
Series - 2021 MHC (Class D)
448,621 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 444,634
Series - 2014 C19 (Class B)
2,565,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 2,546,294
Series - 2015 MS1 (Class A4)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,876,563
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,782,000
Series - 2019 PARK (Class E)
3,900,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%) 5 .797 03/15/39 3,899,226
Series - 2022 LPFL (Class A)
6,000,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%) 6 .296 03/15/39 6,000,354
Series - 2022 LPFL (Class B)
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 7,333,878
Series - 2019 MILE (Class A)
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%) 6 .677 07/15/36 5,973,683
Series - 2019 MILE (Class C)
351,744 (b) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 331,090
Series - 2020 2PAC (Class A)
1,300,000 (a),(b) ONNI Commerical Mortgage Trust 5 .567 07/15/39 1,306,003
Series - 2024 APT (Class A)
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%) 6 .512 07/15/38 1,438,525
Series - 2021 MF (Class D)
2,275,000 (a),(b) RLGH Trust, (LIBOR 1 M + 1.828%) 1 .821 04/15/36 2,252,847
Series - 2021 TROT (Class D)
7,886,000 (a),(b) RLGH Trust, (TSFR1M + 1.279%) 5 .677 04/15/36 7,840,791
Series - 2021 TROT (Class B)
3,662,709 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%) 6 .797 02/15/39 3,596,460
Series - 2022 IND (Class B)
1,847,510 (b) Verus Securitization Trust 3 .417 01/25/60 1,812,185
Series - 2020 1 (Class A1)
6,735,923 (a),(b) Verus Securitization Trust 2 .240 10/25/66 5,700,253
Series - 2021 7 (Class A3)
3,000,000 (a) WFRBS Commercial Mortgage Trust 4 .007 03/15/45 2,856,862
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 164,725,048
TOTAL STRUCTURED ASSETS
(Cost $369,108,625) 357,220,841
TOTAL LONG-TERM INVESTMENTS
(Cost $1,761,060,168) 1,745,915,369
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
988,836 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (e) 988,836
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $988,836) 988,836

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 9,684,000 (f) Fixed Income Clearing Corporation 4 .460% 01/02/25 $ 9,684,000
TOTAL REPURCHASE AGREEMENT 9,684,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,684,000) 9,684,000
TOTAL INVESTMENTS - 100.0%
(Cost $1,771,733,004) 1,756,588,205
OTHER ASSETS & LIABILITIES, NET - (0.0)% (283,335)
NET ASSETS - 100.0% $ 1,756,304,870
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $435,838,091 or 24.8% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $955,116.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $9,686,399 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 9/30/26, valued at $9,877,815.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 741 03/31/25  $ 152,455,291 $ 152,356,548 $ (98,743)

Short Term Bond

Portfolio of Investments December 31, 2024
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $17,759,768 $— $17,759,768
Corporate bonds — 592,243,905 — 592,243,905
Government bonds — 778,690,855 — 778,690,855
Structured assets — 357,220,841 — 357,220,841
Investments purchased with collateral from securities lending 988,836 — — 988,836
Short-Term Investments
:
Repurchase agreement — 9,684,000 — 9,684,000
Investments in Derivatives
:
Futures contracts* (98,743) — — (98,743)
Total $890,093 $1,755,599,369 $— $1,756,489,462
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2024
Short Term Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE BONDS - 25 .2%
AUTOMOBILES & COMPONENTS - 1.0%
$ 500,000 American Honda Finance Corp 4 .950% 01/09/26 $ 500,880
500,000 American Honda Finance Corp 4 .750 01/12/26 500,454
300,000 American Honda Finance Corp 5 .250 07/07/26 302,331
500,000 American Honda Finance Corp 4 .400 10/05/26 497,920
1,000,000 American Honda Finance Corp 4 .900 03/12/27 1,002,194
750,000 American Honda Finance Corp 4 .900 07/09/27 752,613
400,000 BorgWarner, Inc 2 .650 07/01/27 380,478
1,500,000 Ford Motor Credit Co LLC 3 .375 11/13/25 1,476,476
1,500,000 Ford Motor Credit Co LLC 6 .950 03/06/26 1,526,352
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,440,467
750,000 Ford Motor Credit Co LLC 5 .125 11/05/26 748,539
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,009,433
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 758,043
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 193,374
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 287,377
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 703,911
1,500,000 General Motors Financial Co, Inc 1 .500 06/10/26 1,429,578
300,000 General Motors Financial Co, Inc 5 .000 04/09/27 300,338
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,010,449
1,500,000 General Motors Financial Co, Inc 5 .350 07/15/27 1,514,925
1,000,000 Honeywell International, Inc 4 .650 07/30/27 1,003,637
500,000 Toyota Motor Corp 5 .275 07/13/26 505,429
500,000 Toyota Motor Credit Corp 4 .800 01/05/26 501,181
500,000 Toyota Motor Credit Corp 5 .200 05/15/26 504,390
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 998,570
250,000 Toyota Motor Credit Corp 4 .550 08/07/26 250,169
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 302,041
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 355,401
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,260,939
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,290,901
TOTAL AUTOMOBILES & COMPONENTS 23,308,790
BANKS - 7.9%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,905,978
500,000 Australia & New Zealand Banking Group Ltd 5 .000 03/18/26 502,474
500,000 Australia & New Zealand Banking Group Ltd 4 .420 12/16/26 499,388
500,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 501,827
750,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 755,819
500,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 492,189
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 603,277
600,000 Banco Santander S.A. 5 .179 11/19/25 599,318
400,000 Banco Santander S.A. 6 .527 11/07/27 411,497
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,008,771
800,000 Banco Santander S.A. 4 .175 03/24/28 783,380
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,409,580
1,000,000 Bank of ,NV Scotia 5 .400 06/04/27 1,015,727
500,000 Bank of ,NV Scotia 4 .404 09/08/28 494,978
1,855,000 Bank of America Corp 5 .080 01/20/27 1,860,370
1,000,000 Bank of America Corp 1 .658 03/11/27 963,586
1,500,000 Bank of America Corp 3 .559 04/23/27 1,475,911
1,500,000 Bank of America Corp 1 .734 07/22/27 1,429,989
1,000,000 Bank of America Corp 5 .933 09/15/27 1,017,871
1,250,000 Bank of America Corp 3 .824 01/20/28 1,224,796
750,000 Bank of America Corp 2 .551 02/04/28 715,091
750,000 Bank of America Corp 3 .705 04/24/28 730,459
1,500,000 Bank of America Corp 4 .376 04/27/28 1,484,071
1,250,000 Bank of America Corp 4 .948 07/22/28 1,252,629
2,000,000 Bank of America Corp 6 .204 11/10/28 2,070,625
1,500,000 Bank of America NA 5 .526 08/18/26 1,519,797

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 500,000 Bank of Montreal 5 .300% 06/05/26 $ 504,583
1,000,000 Bank of Montreal 1 .250 09/15/26 945,470
500,000 Bank of Montreal 5 .266 12/11/26 505,843
500,000 Bank of Montreal 2 .650 03/08/27 479,933
750,000 Bank of Montreal 5 .370 06/04/27 761,051
500,000 Bank of Montreal 4 .567 09/10/27 498,449
1,000,000 Bank of Nova Scotia 4 .750 02/02/26 1,000,280
300,000 Bank of Nova Scotia 2 .700 08/03/26 291,087
500,000 Bank of Nova Scotia 1 .300 09/15/26 472,809
1,000,000 Bank of Nova Scotia 5 .350 12/07/26 1,012,831
500,000 Barclays plc 5 .200 05/12/26 500,570
500,000 Barclays plc 7 .325 11/02/26 508,986
1,200,000 Barclays plc 5 .829 05/09/27 1,212,923
1,250,000 Barclays plc 6 .496 09/13/27 1,280,236
1,000,000 Barclays plc 5 .674 03/12/28 1,012,469
1,025,000 Barclays plc 4 .837 09/10/28 1,018,792
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 765,343
750,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 729,344
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,010,710
500,000 Canadian Imperial Bank of Commerce 4 .508 09/11/27 497,706
1,000,000 CitiBank NA 5 .438 04/30/26 1,008,975
350,000 CitiBank NA 4 .929 08/06/26 351,392
2,500,000 CitiBank NA 5 .488 12/04/26 2,537,408
3,000,000 CitiBank NA 4 .876 11/19/27 3,002,405
1,000,000 Citigroup, Inc 4 .600 03/09/26 997,279
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,920,677
1,500,000 Citigroup, Inc 1 .462 06/09/27 1,428,210
1,000,000 Citigroup, Inc 4 .450 09/29/27 986,452
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,442,819
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,452,994
500,000 Citizens Bank NA 3 .750 02/18/26 493,671
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,009,090
500,000 Commonwealth Bank of Australia 4 .577 11/27/26 500,059
250,000 Cooperatieve Rabobank UA 4 .333 08/28/26 249,216
750,000 Cooperatieve Rabobank UA 5 .500 10/05/26 762,424
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,514,229
500,000 Credit Suisse AG. 1 .250 08/07/26 472,978
750,000 Credit Suisse AG. 5 .000 07/09/27 754,398
750,000 Deutsche Bank AG. 1 .686 03/19/26 723,530
500,000 Deutsche Bank AG. 2 .129 11/24/26 487,201
650,000 Deutsche Bank AG. 7 .146 07/13/27 669,837
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 1,010,657
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 242,434
500,000 Fifth Third Bancorp 6 .361 10/27/28 516,978
500,000 Fifth Third Bank NA 3 .850 03/15/26 493,722
500,000 Fifth Third Bank NA 2 .250 02/01/27 475,260
750,000 FNB Corp 5 .150 08/25/25 748,412
1,500,000 Goldman Sachs Bank USA 5 .283 03/18/27 1,508,520
1,000,000 Goldman Sachs Bank USA 5 .414 05/21/27 1,007,798
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,019,293
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,116,100
750,000 HSBC Holdings plc 4 .041 03/13/28 734,196
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,516,077
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,191,830
700,000 HSBC Holdings plc 2 .013 09/22/28 645,389
550,000 HSBC Holdings plc 5 .130 11/19/28 549,824
1,500,000 HSBC USA, Inc 5 .294 03/04/27 1,518,480
500,000 ING Groep NV 3 .950 03/29/27 491,288
250,000 ING Groep NV 1 .726 04/01/27 240,300
450,000 ING Groep NV 6 .083 09/11/27 458,638
500,000 ING Groep NV 4 .017 03/28/28 489,765
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 992,230

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 1,000,000 JPMorgan Chase & Co 1 .040% 02/04/27 $ 960,739
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,746,253
750,000 JPMorgan Chase & Co 1 .470 09/22/27 709,470
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,046,945
3,000,000 JPMorgan Chase & Co 5 .040 01/23/28 3,011,115
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,745,860
500,000 JPMorgan Chase & Co 4 .323 04/26/28 494,020
750,000 JPMorgan Chase & Co 2 .182 06/01/28 704,441
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,504,773
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 1,982,313
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,010,533
1,000,000 KeyBank NA 4 .700 01/26/26 998,146
1,000,000 Kreditanstalt fuer Wiederaufbau 5 .000 03/16/26 1,007,173
1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 1,887,979
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,507,425
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,394,973
650,000 (a) Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 639,595
250,000 Lloyds Banking Group plc 4 .650 03/24/26 248,527
800,000 Lloyds Banking Group plc 1 .627 05/11/27 765,243
750,000 Lloyds Banking Group plc 5 .985 08/07/27 761,155
800,000 Lloyds Banking Group plc 5 .462 01/05/28 806,726
1,500,000 Lloyds Banking Group plc 5 .087 11/26/28 1,501,664
1,000,000 M&T Bank Corp 4 .833 01/16/29 995,733
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 997,280
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 296,883
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 475,547
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 709,472
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 475,711
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 491,441
750,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 752,744
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,013,011
500,000 (a) Mizuho Financial Group, Inc 3 .663 02/28/27 488,720
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 190,362
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 285,540
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,013,635
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,021,000
2,000,000 Morgan Stanley Bank NA 4 .447 10/15/27 1,986,738
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,502,156
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 861,836
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,003,247
500,000 National Australia Bank Ltd 4 .966 01/12/26 502,180
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,011,547
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 996,359
500,000 National Bank of Canada 5 .600 07/02/27 505,591
1,000,000 NatWest Group plc 5 .847 03/02/27 1,009,942
1,000,000 NatWest Group plc 5 .583 03/01/28 1,011,882
500,000 NatWest Group plc 5 .516 09/30/28 506,353
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 998,637
500,000 PNC Financial Services Group, Inc 5 .102 07/23/27 502,416
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 515,119
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,008,575
250,000 Royal Bank of Canada 4 .875 01/12/26 250,676
500,000 Royal Bank of Canada 0 .875 01/20/26 481,214
300,000 Royal Bank of Canada 1 .200 04/27/26 287,019
750,000 Royal Bank of Canada 5 .200 07/20/26 757,011
400,000 Royal Bank of Canada 1 .400 11/02/26 377,698
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,254,817
1,000,000 Royal Bank of Canada 5 .069 07/23/27 1,004,594
500,000 Royal Bank of Canada 4 .240 08/03/27 494,071
500,000 Royal Bank of Canada 4 .510 10/18/27 498,134
500,000 Royal Bank of Canada 4 .522 10/18/28 495,853
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 427,269

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.9% (continued)
$ 150,000 Santander Holdings USA, Inc 3 .244% 10/05/26 $ 145,533
500,000 Santander Holdings USA, Inc 6 .124 05/31/27 507,308
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 474,186
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 760,835
300,000 Santander UK Group Holdings plc 1 .673 06/14/27 285,546
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 473,645
500,000 State Street Corp 4 .330 10/22/27 496,910
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 481,519
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,511,514
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 508,535
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 1,418,378
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 488,028
500,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 475,180
500,000 Synovus Financial Corp 5 .200 08/11/25 499,637
500,000 Toronto-Dominion Bank 5 .103 01/09/26 502,290
500,000 Toronto-Dominion Bank 5 .532 07/17/26 505,809
1,050,000 Toronto-Dominion Bank 1 .250 09/10/26 991,963
775,000 Toronto-Dominion Bank 5 .264 12/11/26 783,210
500,000 Toronto-Dominion Bank 4 .568 12/17/26 498,728
1,000,000 Toronto-Dominion Bank 4 .980 04/05/27 1,003,306
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 997,779
300,000 Toronto-Dominion Bank 3 .625 09/15/31 291,575
500,000 Truist Bank 3 .300 05/15/26 489,584
1,000,000 Truist Bank 4 .632 09/17/29 975,006
750,000 Truist Financial Corp 5 .900 10/28/26 755,722
500,000 Truist Financial Corp 1 .267 03/02/27 479,514
750,000 Truist Financial Corp 6 .047 06/08/27 762,339
500,000 Truist Financial Corp 4 .123 06/06/28 490,958
400,000 US Bancorp 2 .375 07/22/26 386,672
1,500,000 US Bancorp 6 .787 10/26/27 1,550,748
700,000 US Bancorp 4 .548 07/22/28 694,273
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,633,477
1,000,000 Wells Fargo & Co 3 .000 10/23/26 969,620
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,269,936
1,000,000 Wells Fargo & Co 3 .526 03/24/28 969,928
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,524,673
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,664,870
1,000,000 Wells Fargo & Co 2 .393 06/02/28 941,828
2,000,000 Wells Fargo Bank NA 4 .811 01/15/26 2,005,807
700,000 Wells Fargo Bank NA 5 .450 08/07/26 708,298
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,012,084
750,000 Westpac Banking Corp 5 .200 04/16/26 756,299
1,000,000 Westpac Banking Corp 1 .150 06/03/26 954,131
300,000 Westpac Banking Corp 2 .700 08/19/26 291,509
1,000,000 Westpac Banking Corp 4 .600 10/20/26 1,001,741
300,000 (a) Westpac Banking Corp 4 .043 08/26/27 296,617
500,000 Westpac Banking Corp 4 .322 11/23/31 492,120
TOTAL BANKS 179,543,497
CAPITAL GOODS - 1.4%
200,000 3M Co 2 .250 09/19/26 191,972
750,000 AGCO Corp 5 .450 03/21/27 757,109
500,000 Air Lease Corp 2 .875 01/15/26 489,382
750,000 Air Lease Corp 5 .300 06/25/26 754,785
750,000 Air Lease Corp 1 .875 08/15/26 714,900
300,000 Air Lease Corp 2 .200 01/15/27 284,783
100,000 Aircastle Ltd 4 .250 06/15/26 98,935
300,000 Boeing Co 2 .600 10/30/25 294,249
500,000 Boeing Co 2 .750 02/01/26 487,772
1,500,000 Boeing Co 2 .196 02/04/26 1,454,686
1,050,000 Boeing Co 3 .100 05/01/26 1,023,628
500,000 Boeing Co 2 .700 02/01/27 476,785
700,000 Carrier Global Corp 2 .493 02/15/27 669,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.4% (continued)
$ 500,000 Caterpillar Financial Services Corp 5 .050% 02/27/26 $ 503,472
500,000 Caterpillar Financial Services Corp 4 .350 05/15/26 499,311
300,000 Caterpillar Financial Services Corp 4 .500 01/08/27 300,616
1,000,000 Caterpillar Financial Services Corp 5 .000 05/14/27 1,010,182
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 996,077
750,000 Caterpillar Financial Services Corp 4 .600 11/15/27 750,405
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 495,439
500,000 Emerson Electric Co 0 .875 10/15/26 469,893
200,000 GATX Corp 3 .250 09/15/26 194,673
1,000,000 GATX Corp 5 .400 03/15/27 1,011,206
500,000 General Dynamics Corp 1 .150 06/01/26 477,743
400,000 General Dynamics Corp 3 .500 04/01/27 391,303
300,000 Honeywell International, Inc 2 .500 11/01/26 289,566
600,000 Honeywell International, Inc 1 .100 03/01/27 558,386
400,000 Howmet Aerospace, Inc 5 .900 02/01/27 408,387
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 291,321
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 758,660
300,000 John Deere Capital Corp 4 .800 01/09/26 300,857
500,000 John Deere Capital Corp 5 .050 03/03/26 503,416
750,000 John Deere Capital Corp 4 .750 06/08/26 753,150
500,000 John Deere Capital Corp 4 .500 01/08/27 500,702
750,000 John Deere Capital Corp 4 .850 03/05/27 755,087
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,007,593
750,000 John Deere Capital Corp 4 .200 07/15/27 744,418
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 809,831
250,000 Northrop Grumman Corp 3 .200 02/01/27 242,915
200,000 Otis Worldwide Corp 2 .293 04/05/27 189,505
125,000 Owens Corning 5 .500 06/15/27 127,154
500,000 PACCAR Financial Corp 5 .050 08/10/26 504,578
500,000 PACCAR Financial Corp 5 .200 11/09/26 506,834
300,000 PACCAR Financial Corp 4 .500 11/25/26 300,054
750,000 (a) PACCAR Financial Corp 5 .000 05/13/27 758,518
200,000 PACCAR Financial Corp 4 .450 08/06/27 199,813
300,000 Parker-Hannifin Corp 3 .250 03/01/27 291,396
400,000 Parker-Hannifin Corp 4 .250 09/15/27 395,786
300,000 Quanta Services, Inc 4 .750 08/09/27 299,575
550,000 Raytheon Technologies Corp 5 .000 02/27/26 551,883
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,017,811
500,000 Regal Rexnord Corp 6 .050 02/15/26 504,508
200,000 Textron, Inc 4 .000 03/15/26 198,008
200,000 Textron, Inc 3 .650 03/15/27 194,890
250,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 246,490
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 1,000,182
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 292,509
200,000 Xylem, Inc 3 .250 11/01/26 194,946
TOTAL CAPITAL GOODS 30,497,365
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 196,181
500,000 Concentrix Corp 6 .650 08/02/26 508,579
750,000 Corp Andina de Fomento 4 .125 01/07/28 738,517
350,000 Equifax, Inc 2 .600 12/15/25 342,935
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 591,793
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 485,664
1,000,000 Mastercard, Inc 4 .100 01/15/28 989,163
400,000 Republic Services, Inc 2 .900 07/01/26 391,023
200,000 Thomson Reuters Corp 3 .350 05/15/26 196,368
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,010,667
500,000 Waste Management, Inc 4 .500 03/15/28 496,912
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,947,802
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
950,000 Alibaba Group Holding Ltd 3 .400 12/06/27 916,528
1,000,000 Amazon.com, Inc 4 .600 12/01/25 1,001,174

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 1,250,000 Amazon.com, Inc 1 .000% 05/12/26 $ 1,195,993
500,000 Amazon.com, Inc 3 .300 04/13/27 487,981
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,390,606
500,000 AutoZone, Inc 5 .050 07/15/26 502,842
350,000 eBay, Inc 1 .400 05/10/26 335,100
350,000 eBay, Inc 5 .950 11/22/27 361,622
500,000 Home Depot, Inc 5 .150 06/25/26 505,087
750,000 Home Depot, Inc 4 .950 09/30/26 756,243
200,000 Home Depot, Inc 2 .875 04/15/27 193,342
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,009,475
400,000 Home Depot, Inc 2 .800 09/14/27 383,265
800,000 Lowe's Cos, Inc 4 .800 04/01/26 801,344
400,000 Lowe's Cos, Inc 3 .350 04/01/27 388,502
500,000 Lowe's Cos, Inc 3 .100 05/03/27 483,366
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 356,054
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 291,101
400,000 Ross Stores, Inc 0 .875 04/15/26 380,875
300,000 TJX Cos, Inc 2 .250 09/15/26 289,174
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,029,674
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .300 10/15/26 188,172
200,000 Hasbro, Inc 3 .550 11/19/26 195,553
500,000 Lennar Corp 4 .750 11/29/27 498,417
750,000 NIKE, Inc 2 .750 03/27/27 723,007
128,000 PulteGroup, Inc 5 .000 01/15/27 128,187
200,000 Toll Brothers Finance Corp 4 .875 03/15/27 199,833
TOTAL CONSUMER DURABLES & APPAREL 1,933,169
CONSUMER SERVICES - 0.3%
400,000 Booking Holdings, Inc 3 .600 06/01/26 394,800
750,000 Darden Restaurants, Inc 4 .350 10/15/27 739,855
500,000 Expedia Group, Inc 4 .625 08/01/27 497,963
500,000 Hyatt Hotels Corp 5 .750 01/30/27 507,688
500,000 Las Vegas Sands Corp 5 .900 06/01/27 507,239
800,000 Marriott International, Inc 5 .450 09/15/26 810,199
500,000 McDonald's Corp 3 .700 01/30/26 496,123
300,000 McDonald's Corp 3 .500 03/01/27 293,229
400,000 McDonald's Corp 3 .500 07/01/27 389,603
500,000 Sands China Ltd 2 .550 03/08/27 465,840
1,000,000 Starbucks Corp 4 .750 02/15/26 1,002,479
750,000 Starbucks Corp 4 .850 02/08/27 753,604
TOTAL CONSUMER SERVICES 6,858,622
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
800,000 Costco Wholesale Corp 1 .375 06/20/27 743,676
300,000 Dollar General Corp 3 .875 04/15/27 293,276
300,000 Kroger Co 3 .500 02/01/26 296,074
100,000 Kroger Co 2 .650 10/15/26 96,410
600,000 SYSCO Corp 3 .300 07/15/26 587,588
800,000 Target Corp 1 .950 01/15/27 761,126
1,500,000 Walmart, Inc 4 .000 04/15/26 1,492,847
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,270,997
ENERGY - 1.3%
350,000 (b) 6297782 LLC 4 .911 09/01/27 348,833
250,000 Baker Hughes Holdings LLC 2 .061 12/15/26 238,128
500,000 Boardwalk Pipelines LP 5 .950 06/01/26 505,929
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,338,381
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 439,506
1,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,010,967
200,000 BP Capital Markets plc 3 .279 09/19/27 193,352
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 489,394
400,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 402,146
200,000 Chevron Corp 2 .954 05/16/26 196,095
200,000 Chevron Corp 1 .995 05/11/27 189,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.3% (continued)
$ 300,000 Chevron USA, Inc 1 .018% 08/12/27 $ 274,534
250,000 Coterra Energy, Inc 3 .900 05/15/27 244,380
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,009,588
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,019,513
300,000 Enbridge, Inc 5 .250 04/05/27 303,570
500,000 Energy Transfer LP 3 .900 07/15/26 493,424
500,000 Energy Transfer LP 6 .050 12/01/26 510,706
350,000 Energy Transfer LP 4 .400 03/15/27 346,643
500,000 Energy Transfer Operating LP 5 .500 06/01/27 506,421
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 703,421
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 113,897
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 500,123
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 488,557
300,000 EOG Resources, Inc 4 .150 01/15/26 298,500
450,000 EQT Corp 3 .900 10/01/27 437,575
775,000 Equinor ASA 1 .750 01/22/26 752,403
2,005,000 Exxon Mobil Corp 3 .043 03/01/26 1,973,475
500,000 (b) Helmerich & Payne, Inc 4 .650 12/01/27 493,583
350,000 Hess Corp 4 .300 04/01/27 346,429
100,000 HF Sinclair Corp 5 .875 04/01/26 100,746
400,000 Kinder Morgan, Inc 1 .750 11/15/26 379,214
250,000 Marathon Petroleum Corp 5 .125 12/15/26 251,359
800,000 MPLX LP 1 .750 03/01/26 772,385
650,000 MPLX LP 4 .125 03/01/27 640,351
300,000 Occidental Petroleum Corp 5 .500 12/01/25 300,836
250,000 Occidental Petroleum Corp 5 .550 03/15/26 250,878
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,000,475
500,000 ONEOK, Inc 5 .850 01/15/26 504,389
195,000 ONEOK, Inc 5 .000 03/01/26 195,300
500,000 ONEOK, Inc 5 .550 11/01/26 506,227
500,000 ONEOK, Inc 4 .250 09/24/27 492,739
750,000 Phillips 66 1 .300 02/15/26 722,617
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 482,637
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 276,894
300,000 Plains All American Pipeline LP 4 .500 12/15/26 298,596
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 504,752
600,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 601,246
850,000 Shell International Finance BV 2 .500 09/12/26 822,386
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 244,492
500,000 Targa Resources Corp 5 .200 07/01/27 502,940
200,000 TC PipeLines LP 3 .900 05/25/27 195,443
300,000 TransCanada PipeLines Ltd 4 .875 01/15/26 299,912
200,000 Valero Energy Corp 3 .400 09/15/26 195,715
500,000 Veralto Corp 5 .500 09/18/26 505,771
500,000 Western Gas Partners LP 4 .650 07/01/26 497,395
1,375,000 Williams Cos, Inc 5 .400 03/02/26 1,384,271
300,000 Williams Cos, Inc 3 .750 06/15/27 292,416
TOTAL ENERGY 29,390,930
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
250,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 246,819
500,000 American Tower Corp 1 .600 04/15/26 480,166
500,000 American Tower Corp 3 .375 10/15/26 488,384
400,000 American Tower Corp 3 .125 01/15/27 386,985
200,000 American Tower Corp 3 .650 03/15/27 195,276
500,000 American Tower Corp 3 .550 07/15/27 484,701
100,000 AvalonBay Communities, Inc 2 .950 05/11/26 97,648
200,000 AvalonBay Communities, Inc 2 .900 10/15/26 193,881
500,000 Boston Properties LP 3 .650 02/01/26 492,806
500,000 Boston Properties LP 6 .750 12/01/27 521,383
300,000 Brixmor Operating Partnership LP 4 .125 06/15/26 296,807
100,000 Brixmor Operating Partnership LP 3 .900 03/15/27 97,952
500,000 Camden Property Trust 5 .850 11/03/26 510,014

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 140,000 Crown Castle, Inc 4 .450% 02/15/26 $ 139,474
850,000 Crown Castle, Inc 1 .050 07/15/26 803,113
800,000 Crown Castle, Inc 2 .900 03/15/27 768,073
200,000 CubeSmart LP 3 .125 09/01/26 194,422
350,000 Digital Realty Trust LP 3 .700 08/15/27 340,229
100,000 EPR Properties 4 .750 12/15/26 99,144
500,000 Equinix, Inc 1 .450 05/15/26 478,198
200,000 Equinix, Inc 1 .800 07/15/27 185,933
100,000 ERP Operating LP 2 .850 11/01/26 96,836
350,000 Essex Portfolio LP 3 .625 05/01/27 341,093
200,000 Extra Space Storage LP 3 .500 07/01/26 196,271
500,000 Extra Space Storage LP 5 .700 04/01/28 510,428
200,000 Federal Realty OP LP 1 .250 02/15/26 191,991
150,000 Federal Realty OP LP 3 .250 07/15/27 144,326
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 195,454
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 291,477
450,000 Healthpeak OP LLC 3 .250 07/15/26 439,851
250,000 Healthpeak OP LLC 1 .350 02/01/27 233,068
100,000 Highwoods Realty LP 3 .875 03/01/27 97,221
300,000 Kimco Realty OP LLC 2 .800 10/01/26 290,174
200,000 Kite Realty Group LP 4 .000 10/01/26 196,911
350,000 Mid-America Apartments LP 3 .600 06/01/27 341,673
250,000 National Retail Properties, Inc 3 .600 12/15/26 244,704
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 500,596
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 197,440
150,000 Prologis LP 3 .250 10/01/26 146,818
350,000 Prologis LP 2 .125 04/15/27 331,594
650,000 Public Storage 1 .500 11/09/26 614,869
250,000 Realty Income Corp 5 .050 01/13/26 249,848
100,000 Realty Income Corp 4 .450 09/15/26 99,538
300,000 Realty Income Corp 3 .000 01/15/27 290,120
300,000 Realty Income Corp 3 .950 08/15/27 294,963
200,000 Regency Centers LP 3 .600 02/01/27 195,175
150,000 Sabra Health Care LP 5 .125 08/15/26 149,883
600,000 Simon Property Group LP 3 .300 01/15/26 592,251
500,000 Simon Property Group LP 1 .375 01/15/27 468,861
500,000 Simon Property Group LP 3 .375 06/15/27 486,164
100,000 UDR, Inc 2 .950 09/01/26 96,960
150,000 Ventas Realty LP 3 .250 10/15/26 145,899
350,000 Ventas Realty LP 3 .850 04/01/27 341,792
200,000 Welltower OP LLC 4 .250 04/01/26 198,981
200,000 Welltower OP LLC 2 .700 02/15/27 192,228
500,000 Weyerhaeuser Co 4 .750 05/15/26 500,033
250,000 WP Carey, Inc 4 .250 10/01/26 247,173
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,654,072
FINANCIAL SERVICES - 3.3%
800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 774,103
750,000 AerCap Ireland Capital DAC 2 .450 10/29/26 717,970
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 511,348
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 773,339
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 496,662
1,000,000 American Express Co 4 .900 02/13/26 1,003,224
500,000 American Express Co 1 .650 11/04/26 473,739
500,000 American Express Co 2 .550 03/04/27 478,684
1,000,000 American Express Co 5 .645 04/23/27 1,010,722
500,000 American Express Co 5 .389 07/28/27 505,447
1,000,000 American Express Co 5 .098 02/16/28 1,005,768
1,000,000 American Express Co 5 .043 07/26/28 1,005,236
300,000 Ameriprise Financial, Inc 2 .875 09/15/26 291,847
500,000 Ares Capital Corp 3 .875 01/15/26 494,282
650,000 Ares Capital Corp 7 .000 01/15/27 673,727
500,000 (b) Ares Strategic Income Fund 5 .700 03/15/28 499,930

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 100,000 Bain Capital Specialty Finance, Inc 2 .550% 10/13/26 $ 95,233
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 483,994
1,150,000 Bank of New York Mellon Corp 4 .947 04/26/27 1,154,797
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 730,912
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,004,037
100,000 Barings BDC, Inc 3 .300 11/23/26 95,948
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 738,491
500,000 BlackRock Funding, Inc 4 .600 07/26/27 501,138
250,000 BlackRock, Inc 3 .200 03/15/27 243,518
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 499,482
300,000 Blackstone Private Credit Fund 2 .625 12/15/26 285,883
750,000 (b) Blackstone Private Credit Fund 4 .950 09/26/27 740,932
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 383,922
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 280,812
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 498,680
450,000 Blue Owl Capital Corp 3 .400 07/15/26 435,998
150,000 Blue Owl Capital Corp 2 .625 01/15/27 141,659
150,000 Blue Owl Capital Corp II 8 .450 11/15/26 157,217
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 197,142
300,000 (a) Blue Owl Credit Income Corp 7 .750 09/16/27 315,022
250,000 Brookfield Finance, Inc 4 .250 06/02/26 248,346
550,000 Capital One Financial Corp 3 .750 07/28/26 539,776
1,000,000 Capital One Financial Corp 3 .750 03/09/27 976,333
850,000 Capital One Financial Corp 7 .149 10/29/27 882,062
500,000 Capital One Financial Corp 4 .927 05/10/28 498,391
250,000 Cboe Global Markets, Inc 3 .650 01/12/27 245,433
500,000 Charles Schwab Corp 1 .150 05/13/26 477,401
750,000 Charles Schwab Corp 5 .875 08/24/26 762,774
500,000 Charles Schwab Corp 2 .450 03/03/27 477,457
300,000 Corebridge Financial, Inc 3 .650 04/05/27 291,687
500,000 (a) Corebridge Financial, Inc 6 .875 12/15/52 513,110
250,000 Discover Bank 5 .974 08/09/28 254,588
500,000 Discover Financial Services 4 .500 01/30/26 497,898
700,000 Fiserv, Inc 3 .200 07/01/26 684,583
750,000 Fiserv, Inc 5 .150 03/15/27 756,122
200,000 FS KKR Capital Corp 3 .400 01/15/26 196,130
400,000 FS KKR Capital Corp 3 .250 07/15/27 379,402
900,000 Global Payments, Inc 1 .200 03/01/26 862,757
275,000 Global Payments, Inc 4 .950 08/15/27 275,373
250,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 244,629
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 307,114
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 494,478
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,206,661
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,440,036
1,750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 1,654,749
2,000,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,897,556
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,430,642
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,458,649
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 971,262
500,000 Goldman Sachs Group, Inc 4 .482 08/23/28 494,214
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 190,517
100,000 Hercules Capital, Inc 2 .625 09/16/26 95,147
200,000 Hercules Capital, Inc 3 .375 01/20/27 191,234
500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 490,880
500,000 Invesco Finance plc 3 .750 01/15/26 494,768
200,000 Jackson Financial, Inc 5 .170 06/08/27 200,861
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 500,876
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,400,876
300,000 LPL Holdings, Inc 5 .700 05/20/27 303,616
200,000 Main Street Capital Corp 3 .000 07/14/26 192,750
550,000 Main Street Capital Corp 6 .500 06/04/27 560,295
600,000 Mastercard, Inc 3 .300 03/26/27 585,143

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.3% (continued)
$ 750,000 Morgan Stanley 3 .875% 01/27/26 $ 744,197
1,000,000 Morgan Stanley 3 .125 07/27/26 976,843
500,000 Morgan Stanley 4 .350 09/08/26 496,142
750,000 Morgan Stanley 0 .985 12/10/26 723,252
1,000,000 Morgan Stanley 5 .050 01/28/27 1,003,393
300,000 Morgan Stanley 1 .593 05/04/27 287,559
500,000 Morgan Stanley 1 .512 07/20/27 475,173
1,000,000 Morgan Stanley 2 .475 01/21/28 952,964
2,500,000 Morgan Stanley 5 .652 04/13/28 2,542,245
1,000,000 Morgan Stanley 4 .210 04/20/28 985,683
1,350,000 Morgan Stanley Bank NA 4 .754 04/21/26 1,351,445
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 197,156
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 498,916
300,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 304,950
500,000 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 501,512
750,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 756,017
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 493,265
500,000 New Mountain Finance Corp 6 .200 10/15/27 499,558
500,000 Nomura Holdings, Inc 5 .709 01/09/26 503,507
250,000 Nomura Holdings, Inc 1 .653 07/14/26 237,634
500,000 Nomura Holdings, Inc 2 .329 01/22/27 474,094
750,000 Nomura Holdings, Inc 5 .594 07/02/27 759,805
750,000 Northern Trust Corp 3 .375 05/08/32 719,577
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 188,188
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 1,000,819
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 398,586
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 505,248
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,511,378
300,000 ORIX Corp 5 .000 09/13/27 301,636
500,000 PayPal Holdings, Inc 2 .650 10/01/26 484,289
750,000 S&P Global, Inc 2 .450 03/01/27 717,076
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 96,022
500,000 State Street Bank & Trust Co 4 .594 11/25/26 501,144
500,000 State Street Corp 5 .272 08/03/26 504,943
750,000 State Street Corp 4 .993 03/18/27 756,242
750,000 State Street Corp 4 .530 02/20/29 741,398
500,000 Synchrony Bank 5 .400 08/22/25 500,612
1,000,000 UBS Group AG. 4 .550 04/17/26 996,494
850,000 Visa, Inc 1 .900 04/15/27 803,749
150,000 Voya Financial, Inc 3 .650 06/15/26 147,495
340,000 Western Union Co 1 .350 03/15/26 325,002
TOTAL FINANCIAL SERVICES 74,292,629
FOOD, BEVERAGE & TOBACCO - 0.8%
200,000 Altria Group, Inc 2 .625 09/16/26 193,143
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 289,984
500,000 BAT Capital Corp 3 .215 09/06/26 487,351
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,045,605
750,000 BAT International Finance plc 1 .668 03/25/26 721,534
250,000 Bunge Ltd 3 .250 08/15/26 244,186
750,000 Bunge Ltd 4 .100 01/07/28 734,665
750,000 Campbell Soup Co 5 .300 03/20/26 755,003
750,000 Campbell Soup Co 5 .200 03/19/27 756,945
500,000 ConAgra Brands, Inc 5 .300 10/01/26 505,062
300,000 Constellation Brands, Inc 5 .000 02/02/26 299,646
500,000 Constellation Brands, Inc 3 .700 12/06/26 491,417
500,000 Constellation Brands, Inc 4 .350 05/09/27 494,992
500,000 Diageo Capital plc 5 .375 10/05/26 506,666
500,000 General Mills, Inc 4 .700 01/30/27 499,865
500,000 Hershey Co 2 .300 08/15/26 483,373
500,000 Hormel Foods Corp 4 .800 03/30/27 502,204
200,000 Ingredion, Inc 3 .200 10/01/26 194,427
300,000 JBS USA Holding Lux Sarl 2 .500 01/15/27 284,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8% (continued)
$ 250,000 Kellogg Co 3 .250% 04/01/26 $ 245,893
500,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 483,102
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 504,469
600,000 Kraft Heinz Foods Co 3 .000 06/01/26 585,627
650,000 Kraft Heinz Foods Co 3 .875 05/15/27 636,861
300,000 McCormick & Co, Inc 0 .900 02/15/26 287,350
700,000 Molson Coors Beverage Co 3 .000 07/15/26 681,873
500,000 Mondelez International, Inc 2 .625 03/17/27 478,263
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .650 02/16/27 1,004,156
1,000,000 PepsiCo, Inc 4 .550 02/13/26 1,002,198
150,000 PepsiCo, Inc 5 .125 11/10/26 151,870
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,253,192
750,000 Philip Morris International, Inc 4 .750 02/12/27 751,665
500,000 Philip Morris International, Inc 4 .375 11/01/27 495,852
500,000 Tyson Foods, Inc 4 .000 03/01/26 496,113
TOTAL FOOD, BEVERAGE & TOBACCO 18,549,466
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
500,000 Abbott Laboratories 3 .750 11/30/26 494,025
200,000 Baxter International, Inc 2 .600 08/15/26 193,331
500,000 Baxter International, Inc 1 .915 02/01/27 471,320
500,000 Becton Dickinson & Co 3 .700 06/06/27 488,169
750,000 Cardinal Health, Inc 4 .700 11/15/26 748,562
500,000 Cencora, Inc 4 .625 12/15/27 499,979
750,000 Centene Corp 4 .250 12/15/27 726,528
208,000 Cigna Group 1 .250 03/15/26 199,482
1,000,000 Cigna Group 3 .400 03/01/27 972,413
625,000 CVS Health Corp 5 .000 02/20/26 624,353
500,000 CVS Health Corp 2 .875 06/01/26 485,542
400,000 CVS Health Corp 3 .000 08/15/26 387,467
600,000 CVS Health Corp 3 .625 04/01/27 582,159
750,000 CVS Health Corp 1 .300 08/21/27 679,576
150,000 Elevance Health, Inc 4 .900 02/08/26 149,914
1,000,000 Elevance Health, Inc 4 .500 10/30/26 997,089
600,000 HCA, Inc 5 .250 06/15/26 601,455
1,000,000 HCA, Inc 5 .375 09/01/26 1,003,000
750,000 HCA, Inc 3 .125 03/15/27 721,762
500,000 Humana, Inc 1 .350 02/03/27 464,862
500,000 Icon Investments Six DAC 5 .809 05/08/27 508,468
200,000 McKesson Corp 1 .300 08/15/26 189,553
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 193,795
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 499,277
750,000 Smith & Nephew plc 5 .150 03/20/27 755,385
500,000 (b) Solventum Corp 5 .450 02/25/27 504,725
300,000 Stryker Corp 3 .500 03/15/26 295,993
1,500,000 UnitedHealth Group, Inc 1 .150 05/15/26 1,433,465
500,000 UnitedHealth Group, Inc 4 .750 07/15/26 501,255
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,001,251
250,000 Universal Health Services, Inc 1 .650 09/01/26 236,637
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 295,305
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,906,097
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
750,000 Colgate-Palmolive Co 4 .800 03/02/26 753,398
800,000 Haleon US Capital LLC 3 .375 03/24/27 776,591
500,000 Kenvue, Inc 5 .350 03/22/26 504,623
300,000 Kimberly-Clark Corp 1 .050 09/15/27 274,098
500,000 Procter & Gamble Co 4 .100 01/26/26 498,564
400,000 Procter & Gamble Co 1 .000 04/23/26 383,462
300,000 Unilever Capital Corp 2 .900 05/05/27 289,654
750,000 Unilever Capital Corp 4 .250 08/12/27 745,622
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,226,012
INSURANCE - 0.4%
200,000 Allstate Corp 7 .723 08/15/53 200,028

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.4% (continued)
$ 200,000 American National Group, Inc 5 .000% 06/15/27 $ 198,930
750,000 Aon North America, Inc 5 .125 03/01/27 755,139
200,000 Arch Capital Group Ltd 4 .011 12/15/26 197,627
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 995,994
500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 478,934
300,000 Brighthouse Financial, Inc 3 .700 06/22/27 291,072
500,000 Chubb INA Holdings, Inc 3 .350 05/03/26 492,227
315,000 CNA Financial Corp 4 .500 03/01/26 314,026
300,000 CNA Financial Corp 3 .450 08/15/27 290,130
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 114,251
300,000 Lincoln National Corp 3 .625 12/12/26 294,023
250,000 Loews Corp 3 .750 04/01/26 247,232
300,000 Manulife Financial Corp 4 .150 03/04/26 298,092
350,000 Manulife Financial Corp 2 .484 05/19/27 332,802
200,000 Manulife Financial Corp 4 .061 02/24/32 195,031
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 99,058
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 999,225
200,000 Old Republic International Corp 3 .875 08/26/26 196,657
250,000 Principal Financial Group, Inc 3 .100 11/15/26 242,777
200,000 Progressive Corp 2 .450 01/15/27 191,710
200,000 Progressive Corp 2 .500 03/15/27 191,483
500,000 (a) Prudential Financial, Inc 1 .500 03/10/26 482,346
150,000 Reinsurance Group of America, Inc 3 .950 09/15/26 147,903
360,000 Trinity Acquisition plc 4 .400 03/15/26 357,469
300,000 Willis North America, Inc 4 .650 06/15/27 299,283
TOTAL INSURANCE 8,903,449
MATERIALS - 0.4%
600,000 ArcelorMittal S.A. 6 .550 11/29/27 624,138
500,000 Berry Global, Inc 1 .570 01/15/26 482,520
200,000 Berry Global, Inc 1 .650 01/15/27 187,270
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,504,546
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 101,036
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 1,014,902
400,000 Ecolab, Inc 1 .650 02/01/27 376,996
500,000 EIDP, Inc 4 .500 05/15/26 499,499
500,000 FMC Corp 5 .150 05/18/26 500,539
350,000 LYB International Finance BV 3 .500 03/02/27 340,279
750,000 Newmont Corp 5 .300 03/15/26 755,279
650,000 Nutrien Ltd 5 .200 06/21/27 656,646
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 991,710
500,000 Sonoco Products Co 4 .450 09/01/26 496,433
300,000 Suzano International Finance BV 5 .500 01/17/27 300,132
200,000 Vulcan Materials Co 3 .900 04/01/27 196,611
250,000 Westlake Corp 3 .600 08/15/26 244,894
TOTAL MATERIALS 9,273,430
MEDIA & ENTERTAINMENT - 0.5%
750,000 Alphabet, Inc 1 .998 08/15/26 722,013
1,500,000 Charter Communications Operating LLC 6 .150 11/10/26 1,528,575
1,200,000 Comcast Corp 3 .150 03/01/26 1,181,616
400,000 Comcast Corp 2 .350 01/15/27 382,393
600,000 Comcast Corp 3 .300 02/01/27 584,035
300,000 Comcast Corp 3 .300 04/01/27 291,434
500,000 Discovery Communications LLC 4 .900 03/11/26 498,394
120,000 Electronic Arts Inc 4 .800 03/01/26 120,028
750,000 Inter-American Investment Corp 3 .625 02/17/27 737,306
500,000 Meta Platforms, Inc 3 .500 08/15/27 488,791
500,000 NetFlix, Inc 4 .375 11/15/26 498,175
655,000 Omnicom Group, Inc 3 .600 04/15/26 645,844
300,000 Paramount Global 2 .900 01/15/27 287,096
600,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 601,575
750,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 738,241
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 771,371

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.5% (continued)
$ 100,000 Walt Disney Co 1 .750% 01/13/26 $ 97,332
300,000 Walt Disney Co 3 .700 03/23/27 295,254
1,500,000 Warnermedia Holdings, Inc 3 .755 03/15/27 1,445,147
TOTAL MEDIA & ENTERTAINMENT 11,914,620
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,250,000 AbbVie, Inc 3 .200 05/14/26 1,227,761
950,000 AbbVie, Inc 2 .950 11/21/26 922,888
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,011,462
100,000 Agilent Technologies, Inc 3 .050 09/22/26 97,277
500,000 Agilent Technologies, Inc 4 .200 09/09/27 493,847
1,300,000 Amgen, Inc 2 .200 02/21/27 1,232,640
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 716,907
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 1,005,855
750,000 AstraZeneca plc 0 .700 04/08/26 715,663
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 193,474
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 491,128
2,000,000 Bristol-Myers Squibb Co 4 .900 02/22/27 2,016,794
1,000,000 Eli Lilly & Co 4 .500 02/09/27 1,002,366
1,000,000 Eli Lilly & Co 4 .150 08/14/27 994,585
800,000 Gilead Sciences, Inc 3 .650 03/01/26 790,414
500,000 Gilead Sciences, Inc 2 .950 03/01/27 483,166
500,000 Gilead Sciences, Inc 1 .200 10/01/27 455,838
500,000 Illumina, Inc 5 .800 12/12/25 503,717
500,000 Illumina, Inc 4 .650 09/09/26 498,049
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,094,947
200,000 Merck & Co, Inc 0 .750 02/24/26 191,783
750,000 Merck & Co, Inc 1 .700 06/10/27 703,170
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 1,996,986
300,000 Pfizer, Inc 3 .000 12/15/26 291,877
300,000 Royalty Pharma plc 1 .750 09/02/27 276,344
24,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 23,451
550,000 Thermo Fisher Scientific, Inc 4 .953 08/10/26 553,779
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,009,539
422,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 415,297
500,000 Viatris, Inc 2 .300 06/22/27 468,883
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,879,887
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
500,000 Analog Devices, Inc 3 .500 12/05/26 490,804
500,000 Applied Materials, Inc 3 .300 04/01/27 487,142
1,000,000 Broadcom Corp 3 .875 01/15/27 984,381
200,000 Broadcom, Inc 3 .459 09/15/26 196,066
1,000,000 Broadcom, Inc 5 .050 07/12/27 1,009,262
350,000 Broadcom, Inc 4 .150 02/15/28 344,114
1,250,000 Intel Corp 4 .875 02/10/26 1,250,301
300,000 Intel Corp 3 .750 03/25/27 292,666
500,000 Intel Corp 3 .150 05/11/27 479,841
300,000 Intel Corp 3 .750 08/05/27 290,982
375,000 Lam Research Corp 3 .750 03/15/26 371,101
150,000 Marvell Technology, Inc 1 .650 04/15/26 143,923
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 996,442
150,000 Micron Technology, Inc 4 .975 02/06/26 150,154
300,000 Micron Technology, Inc 4 .185 02/15/27 295,753
300,000 NVIDIA Corp 3 .200 09/16/26 294,174
290,000 NXP BV 5 .350 03/01/26 291,125
300,000 NXP BV 3 .875 06/18/26 295,889
300,000 NXP BV 4 .400 06/01/27 297,076
300,000 QUALCOMM, Inc 3 .250 05/20/27 291,782
200,000 Skyworks Solutions, Inc 1 .800 06/01/26 191,552
750,000 Texas Instruments, Inc 4 .600 02/08/27 753,220
300,000 TSMC Arizona Corp 1 .750 10/25/26 284,263

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5% (continued)
$ 500,000 TSMC Arizona Corp 3 .875% 04/22/27 $ 491,139
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,973,152
SOFTWARE & SERVICES - 0.7%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 985,256
750,000 Adobe, Inc 4 .850 04/04/27 755,238
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 741,354
200,000 CGI, Inc 1 .450 09/14/26 189,202
250,000 DXC Technology Co 1 .800 09/15/26 236,745
150,000 Fortinet, Inc 1 .000 03/15/26 143,441
300,000 Genpact Luxembourg Sarl 1 .750 04/10/26 287,911
500,000 IBM International Capital Pte Ltd 4 .700 02/05/26 500,380
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 500,230
500,000 International Business Machines Corp 4 .500 02/06/26 499,630
1,050,000 International Business Machines Corp 3 .300 05/15/26 1,031,051
500,000 International Business Machines Corp 1 .700 05/15/27 466,911
750,000 Intuit, Inc 5 .250 09/15/26 757,913
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 190,168
1,600,000 Microsoft Corp 2 .400 08/08/26 1,552,003
1,750,000 Microsoft Corp 3 .400 09/15/26 1,723,015
1,035,000 Oracle Corp 1 .650 03/25/26 997,733
1,250,000 Oracle Corp 2 .650 07/15/26 1,211,867
750,000 Oracle Corp 2 .800 04/01/27 720,135
1,000,000 Oracle Corp 3 .250 11/15/27 961,459
500,000 Roper Technologies, Inc 3 .800 12/15/26 492,182
900,000 VMware, Inc 1 .400 08/15/26 852,582
500,000 VMware, Inc 3 .900 08/21/27 488,687
300,000 Workday, Inc 3 .500 04/01/27 292,432
TOTAL SOFTWARE & SERVICES 16,577,525
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Amphenol Corp 4 .750 03/30/26 1,000,575
550,000 Amphenol Corp 5 .050 04/05/27 554,780
1,820,000 Apple, Inc 3 .250 02/23/26 1,798,047
300,000 Apple, Inc 2 .450 08/04/26 290,976
1,000,000 Apple, Inc 2 .050 09/11/26 961,913
500,000 Apple, Inc 3 .350 02/09/27 489,963
750,000 Apple, Inc 3 .200 05/11/27 729,298
300,000 Avnet, Inc 4 .625 04/15/26 298,093
300,000 CDW LLC 2 .670 12/01/26 287,720
750,000 Cisco Systems, Inc 4 .900 02/26/26 754,791
450,000 Cisco Systems, Inc 2 .500 09/20/26 436,084
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,510,950
964,000 Dell International LLC 6 .020 06/15/26 977,819
500,000 Dell International LLC 4 .900 10/01/26 501,395
300,000 Dell International LLC 6 .100 07/15/27 308,779
185,000 Flex Ltd 3 .750 02/01/26 182,348
250,000 Hewlett Packard Enterprise Co 1 .750 04/01/26 240,783
750,000 Hewlett Packard Enterprise Co 4 .450 09/25/26 746,205
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 742,132
300,000 HP, Inc 1 .450 06/17/26 286,154
300,000 HP, Inc 3 .000 06/17/27 287,289
700,000 International Business Machines Corp 4 .150 07/27/27 691,933
150,000 Jabil, Inc 1 .700 04/15/26 143,984
250,000 Jabil, Inc 4 .250 05/15/27 246,537
120,000 Juniper Networks, Inc 1 .200 12/10/25 116,135
250,000 Keysight Technologies, Inc 4 .600 04/06/27 248,693
300,000 NetApp, Inc 2 .375 06/22/27 283,474
200,000 TD SYNNEX Corp 1 .750 08/09/26 189,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,306,740
TELECOMMUNICATION SERVICES - 0.5%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,446,007
300,000 AT&T, Inc 2 .950 07/15/26 292,379
750,000 AT&T, Inc 3 .800 02/15/27 735,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 0.5% (continued)
$ 1,000,000 AT&T, Inc 2 .300% 06/01/27 $ 943,858
800,000 Rogers Communications, Inc 3 .200 03/15/27 772,864
500,000 Sprint LLC 7 .625 03/01/26 511,065
450,000 Telefonica Emisiones SAU 4 .103 03/08/27 442,873
500,000 TELUS Corp 3 .700 09/15/27 484,851
750,000 T-Mobile USA, Inc 1 .500 02/15/26 723,561
365,000 T-Mobile USA, Inc 2 .250 02/15/26 354,516
200,000 T-Mobile USA, Inc 2 .625 04/15/26 194,903
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,465,438
500,000 Verizon Communications, Inc 4 .125 03/16/27 494,358
1,500,000 Verizon Communications, Inc 3 .000 03/22/27 1,448,990
TOTAL TELECOMMUNICATION SERVICES 10,311,463
TRANSPORTATION - 0.3%
1,000,000 Boeing Co 6 .259 05/01/27 1,023,785
500,000 Burlington Northern Santa Fe LLC 7 .000 12/15/25 512,006
260,000 Canadian National Railway Co 2 .750 03/01/26 254,787
500,000 Canadian Pacific Railway Co 1 .750 12/02/26 473,475
900,000 CSX Corp 2 .600 11/01/26 870,087
225,000 FedEx Corp 3 .250 04/01/26 221,077
200,000 GXO Logistics, Inc 1 .650 07/15/26 189,929
210,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 207,880
300,000 Norfolk Southern Corp 2 .900 06/15/26 293,029
750,000 Ryder System, Inc 5 .300 03/15/27 758,193
500,000 Southwest Airlines Co 3 .000 11/15/26 483,151
500,000 Southwest Airlines Co 5 .125 06/15/27 502,228
1,000,000 Union Pacific Corp 4 .750 02/21/26 1,002,470
200,000 Union Pacific Corp 2 .150 02/05/27 190,672
450,000 United Parcel Service, Inc 2 .400 11/15/26 433,789
TOTAL TRANSPORTATION 7,416,558
UTILITIES - 1.3%
500,000 AES Corp 1 .375 01/15/26 481,577
300,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 301,448
500,000 Ameren Corp 5 .700 12/01/26 508,146
200,000 Ameren Corp 1 .950 03/15/27 187,987
300,000 American Electric Power Co, Inc 3 .875 02/15/62 282,060
300,000 Appalachian Power Co 3 .300 06/01/27 289,925
200,000 Atmos Energy Corp 3 .000 06/15/27 192,570
300,000 Black Hills Corp 3 .150 01/15/27 289,533
750,000 CenterPoint Energy, Inc 5 .250 08/10/26 755,848
100,000 CMS Energy Corp 3 .000 05/15/26 97,612
250,000 Dominion Energy, Inc 3 .600 03/15/27 243,840
200,000 Dominion Resources, Inc 2 .850 08/15/26 194,146
750,000 DTE Electric Co 4 .850 12/01/26 755,853
1,000,000 DTE Energy Co 4 .950 07/01/27 1,003,750
750,000 Duke Energy Corp 5 .000 12/08/25 751,910
250,000 Duke Energy Corp 2 .650 09/01/26 241,991
750,000 Duke Energy Corp 4 .850 01/05/27 752,263
300,000 Duke Energy Corp 3 .150 08/15/27 288,087
200,000 Duke Energy Corp 3 .250 01/15/82 185,908
250,000 Emera US Finance LP 3 .550 06/15/26 244,859
500,000 Entergy Arkansas LLC 3 .500 04/01/26 493,453
300,000 Entergy Corp 2 .950 09/01/26 291,152
500,000 Essential Utilities, Inc 4 .800 08/15/27 499,366
500,000 Evergy Kansas Central, Inc 2 .550 07/01/26 485,154
750,000 Eversource Energy 4 .750 05/15/26 749,394
500,000 Eversource Energy 5 .000 01/01/27 501,263
300,000 Eversource Energy 4 .600 07/01/27 297,931
1,000,000 Exelon Corp 3 .400 04/15/26 983,540
200,000 Exelon Corp 2 .750 03/15/27 191,509
650,000 FirstEnergy Corp 3 .900 07/15/27 632,965
500,000 Florida Power & Light Co 4 .450 05/15/26 500,029
400,000 Fortis, Inc 3 .055 10/04/26 387,414

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.3% (continued)
$ 1,000,000 Georgia Power Co 5 .004% 02/23/27 $ 1,007,691
300,000 Gulf Power Co 3 .300 05/30/27 290,467
100,000 ITC Holdings Corp 3 .250 06/30/26 97,753
500,000 National Fuel Gas Co 5 .500 01/15/26 501,941
175,000 National Fuel Gas Co 5 .500 10/01/26 176,312
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 191,701
500,000 NextEra Energy Capital Holdings, Inc 4 .950 01/29/26 500,939
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 779,617
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 380,535
400,000 NiSource, Inc 3 .490 05/15/27 389,355
200,000 Pacific Gas & Electric Co 2 .950 03/01/26 195,549
300,000 Pacific Gas & Electric Co 3 .300 12/01/27 286,619
1,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 982,571
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 559,737
300,000 PPL Capital Funding, Inc 3 .100 05/15/26 293,056
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 478,923
100,000 Public Service Electric and Gas Co 2 .250 09/15/26 96,212
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 308,606
150,000 San Diego Gas & Electric Co 2 .500 05/15/26 145,897
250,000 Sempra 3 .250 06/15/27 240,703
350,000 Sempra 4 .125 04/01/52 333,998
500,000 Sempra Energy 5 .400 08/01/26 504,402
500,000 Southern California Edison Co 5 .350 03/01/26 503,273
300,000 Southern California Edison Co 4 .900 06/01/26 300,499
1,000,000 Southern California Edison Co 4 .400 09/06/26 995,910
175,000 Southern California Edison Co 4 .875 02/01/27 175,541
300,000 Southern California Gas Co 2 .950 04/15/27 288,628
500,000 Southern Co 5 .113 08/01/27 504,193
300,000 Southern Co 4 .000 01/15/51 293,983
300,000 Southern Co 3 .750 09/15/51 287,286
300,000 Southern Co Gas Capital Corp 3 .250 06/15/26 293,824
300,000 Southern Power Co 0 .900 01/15/26 288,156
250,000 Southwestern Electric Power Co 2 .750 10/01/26 241,132
500,000 Spire, Inc 5 .300 03/01/26 502,386
500,000 Virginia Electric and Power Co 3 .750 05/15/27 489,662
800,000 WEC Energy Group, Inc 4 .750 01/09/26 800,426
42,000 WEC Energy Group, Inc 5 .600 09/12/26 42,542
200,000 Xcel Energy, Inc 3 .350 12/01/26 195,004
400,000 Xcel Energy, Inc 1 .750 03/15/27 374,569
TOTAL UTILITIES 29,382,081
TOTAL CORPORATE BONDS
(Cost $565,951,663) 569,348,027
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 73.8%
AGENCY SECURITIES - 1.5%
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 02/23/26 2,002,335
750,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 751,040
2,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 2,011,126
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,517,599
500,000 Federal Home Loan Banks 4 .625 06/06/25 500,655
200,000 Federal Home Loan Banks 3 .125 06/13/25 198,911
500,000 Federal Home Loan Banks 3 .625 09/04/26 496,302
4,500,000 Federal Home Loan Banks 4 .625 11/17/26 4,528,865
4,500,000 (a) Federal Home Loan Banks 4 .125 01/15/27 4,493,533
3,000,000 (a) Federal Home Loan Banks 4 .750 04/09/27 3,042,039
4,000,000 Federal Home Loan Mortgage Corp 0 .375 09/23/25 3,890,039
4,500,000 Federal National Mortgage Association 0 .625 04/22/25 4,450,799
2,500,000 Federal National Mortgage Association 0 .500 11/07/25 2,421,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 500,000 Tennessee Valley Authority 0 .750% 05/15/25 $ 493,527
TOTAL AGENCY SECURITIES 32,798,685
FOREIGN GOVERNMENT BONDS - 3.5%
265,000 African Development Bank 0 .875 03/23/26 253,911
875,000 African Development Bank 4 .625 01/04/27 878,818
2,000,000 African Development Bank 4 .125 02/25/27 1,989,113
910,000 (a) Asian Development Bank 4 .250 01/09/26 908,432
2,500,000 Asian Development Bank 1 .000 04/14/26 2,395,644
1,500,000 Asian Development Bank 2 .000 04/24/26 1,454,923
500,000 Asian Development Bank 4 .875 05/21/26 503,293
1,000,000 (a) Asian Development Bank 4 .125 01/12/27 996,771
2,500,000 Asian Development Bank 1 .500 01/20/27 2,360,908
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,332,691
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,008,985
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 491,778
1,000,000 Canada Government International Bond 0 .750 05/19/26 952,534
310,000 Chile Government International Bond 3 .125 01/21/26 303,285
1,000,000 Chile Government International Bond 2 .750 01/31/27 952,221
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,004,050
500,000 Corp Andina de Fomento 4 .750 04/01/26 499,917
350,000 Corp Andina de Fomento 6 .000 04/26/27 359,240
750,000 Council Of Europe Development Bank 3 .750 05/25/26 742,596
750,000 Council Of Europe Development Bank 4 .625 06/11/27 754,147
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 723,831
3,000,000 European Investment Bank 0 .375 03/26/26 2,858,001
2,500,000 European Investment Bank 1 .375 03/15/27 2,345,724
2,150,000 (a) European Investment Bank 4 .375 03/19/27 2,151,354
2,000,000 European Investment Bank 3 .250 11/15/27 1,940,403
500,000 Export Development Canada 4 .375 06/29/26 499,646
1,250,000 Export Development Canada 3 .750 09/07/27 1,229,913
750,000 Export-Import Bank of Korea 5 .375 09/18/25 752,182
750,000 Export-Import Bank of Korea 4 .875 01/11/26 751,324
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,001,731
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 986,803
750,000 Export-Import Bank of Korea 4 .125 10/17/27 742,072
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,625,567
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,004,286
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,888,848
500,000 Inter-American Development Bank 4 .375 02/01/27 499,785
500,000 Inter-American Development Bank 2 .375 07/07/27 476,301
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,503,733
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,505,913
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,870,110
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 902,863
1,500,000 International Finance Corp 2 .126 04/07/26 1,456,706
715,000 (a) International Finance Corp 4 .375 01/15/27 714,565
1,000,000 (a) Japan Bank for International Cooperation 3 .875 09/16/25 994,845
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 996,434
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 497,877
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,921,314
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 575,755
750,000 Korea Development Bank 4 .000 09/08/25 744,944
1,000,000 Korea Development Bank 5 .375 10/23/26 1,011,939
500,000 Korea Development Bank 4 .625 02/15/27 500,787
750,000 Korea Development Bank 4 .125 10/16/27 740,289
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 960,400
500,000 Mexico Government International Bond 4 .125 01/21/26 494,755
1,000,000 Mexico Government International Bond 4 .150 03/28/27 976,815
400,000 Nordic Investment Bank 5 .000 10/15/25 401,430
300,000 Panama Government International Bond 3 .750 03/16/25 297,300
460,000 Panama Government International Bond 7 .125 01/29/26 465,980
750,000 Peruvian Government International Bond 4 .125 08/25/27 731,250

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,015,000 Philippine Government International Bond 5 .500% 03/30/26 $ 1,022,077
500,000 Philippine Government International Bond 3 .229 03/29/27 482,498
1,250,000 (a) Province of British Columbia Canada 0 .900 07/20/26 1,184,672
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,485,507
500,000 Province of Ontario Canada 2 .300 06/15/26 485,058
1,500,000 Province of Ontario Canada 3 .100 05/19/27 1,454,061
600,000 Province of Quebec Canada 2 .500 04/20/26 585,123
400,000 Province of Saskatchewan Canada 3 .250 06/08/27 388,652
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 480,691
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 393,000
750,000 Svensk Exportkredit AB 4 .625 11/28/25 750,556
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 997,928
200,000 Svensk Exportkredit AB 4 .875 09/14/26 201,322
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 982,790
TOTAL FOREIGN GOVERNMENT BONDS 77,780,967
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 460,977
TOTAL MUNICIPAL BONDS 460,977
U.S. TREASURY SECURITIES - 68.8%
27,500,000 (a) United States Treasury Note/Bond 3 .875 01/15/26 27,408,307
27,500,000 United States Treasury Note/Bond 4 .250 01/31/26 27,500,530
63,000,000 United States Treasury Note/Bond 4 .000 02/15/26 62,833,989
20,000,000 United States Treasury Note/Bond 4 .625 02/28/26 20,080,930
53,000,000 United States Treasury Note/Bond 4 .625 03/15/26 53,229,068
15,950,000 United States Treasury Note/Bond 4 .500 03/31/26 15,993,428
14,500,000 United States Treasury Note/Bond 3 .750 04/15/26 14,408,104
5,500,000 United States Treasury Note/Bond 4 .875 04/30/26 5,542,716
79,750,000 United States Treasury Note/Bond 3 .625 05/15/26 79,092,306
18,500,000 United States Treasury Note/Bond 4 .875 05/31/26 18,653,171
56,000,000 United States Treasury Note/Bond 4 .125 06/15/26 55,903,785
33,750,000 United States Treasury Note/Bond 4 .625 06/30/26 33,930,736
26,700,000 United States Treasury Note/Bond 4 .500 07/15/26 26,796,122
14,200,000 United States Treasury Note/Bond 4 .375 07/31/26 14,223,429
73,000,000 United States Treasury Note/Bond 4 .375 08/15/26 73,134,921
14,500,000 United States Treasury Note/Bond 3 .750 08/31/26 14,385,237
41,000,000 United States Treasury Note/Bond 4 .625 09/15/26 41,244,202
4,500,000 United States Treasury Note/Bond 3 .500 09/30/26 4,443,318
26,000,000 United States Treasury Note/Bond 4 .625 10/15/26 26,159,093
10,000,000 United States Treasury Note/Bond 1 .125 10/31/26 9,453,386
10,000,000 United States Treasury Note/Bond 1 .625 10/31/26 9,543,234
68,800,000 United States Treasury Note/Bond 4 .625 11/15/26 69,248,346
17,500,000 United States Treasury Note/Bond 4 .250 11/30/26 17,496,520
49,650,000 United States Treasury Note/Bond 4 .375 12/15/26 49,762,499
46,800,000 United States Treasury Note/Bond 4 .000 01/15/27 46,569,913
60,500,000 United States Treasury Note/Bond 4 .125 02/15/27 60,335,124
54,700,000 United States Treasury Note/Bond 4 .250 03/15/27 54,685,734
41,000,000 United States Treasury Note/Bond 4 .500 04/15/27 41,205,676
90,750,000 United States Treasury Note/Bond 4 .500 05/15/27 91,202,022
58,250,000 United States Treasury Note/Bond 4 .625 06/15/27 58,738,317
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 68,675,772
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 77,502,669
61,000,000 United States Treasury Note/Bond 3 .375 09/15/27 59,610,401
64,000,000 United States Treasury Note/Bond 3 .875 10/15/27 63,327,340
102,000,000 United States Treasury Note/Bond 4 .125 11/15/27 101,549,917
64,500,000 United States Treasury Note/Bond 4 .000 12/15/27 64,003,959
TOTAL U.S. TREASURY SECURITIES 1,557,874,221
TOTAL GOVERNMENT BONDS
(Cost $1,668,323,999) 1,668,914,850

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
$ 262,344 American Airlines Pass Through Trust 3 .375% 05/01/27 $ 250,523
Series - 2015 1 (Class A)
240,899 United Airlines Pass Through Trust 4 .000 04/11/26 238,069
Series - 2020 A (Class A)
149,733 United Airlines Pass Through Trust 3 .750 09/03/26 146,779
Series - 2014 2 (Class A)
181,973 United Airlines Pass Through Trust 5 .875 10/15/27 185,843
Series - 2020 A (Class A)
TOTAL ASSET BACKED 821,214
TOTAL STRUCTURED ASSETS
(Cost $810,601) 821,214
TOTAL LONG-TERM INVESTMENTS
(Cost $2,235,086,263) 2,239,084,091
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
57,284,105 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (d) 57,284,105
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $57,284,105) 57,284,105
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
16,382,000 (e) Fixed Income Clearing Corporation 4 .460 01/02/25 16,382,000
TOTAL REPURCHASE AGREEMENT 16,382,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,382,000) 16,382,000
TOTAL INVESTMENTS - 102.2%
(Cost $2,308,752,368) 2,312,750,196
OTHER ASSETS & LIABILITIES, NET - (2.2)% (49,473,754)
NET ASSETS - 100.0% $ 2,263,276,442
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,020,748.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,588,002 or 0.1% of Total Investments.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $16,386,059 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 7/31/26, valued at $16,709,730.

Short Term Bond Index

Portfolio of Investments December 31, 2024
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $569,348,027 $— $569,348,027
Government bonds — 1,668,914,850 — 1,668,914,850
Structured assets — 821,214 — 821,214
Investments purchased with collateral from securities lending 57,284,105 — — 57,284,105
Short-Term Investments
:
Repurchase agreement — 16,382,000 — 16,382,000
Total $57,284,105 $2,255,466,091 $— $2,312,750,196
1 1 1 1 1